UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)          (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: October 31, 2010

Item 1:	Report(s) to Shareholders.

Annual report dated October 31, 2010 enclosed.

Schwab MarketTrack Portfolios ®

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

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This wrapper is not part of the shareholder report.

Schwab MarketTrack Portfolios ®

Annual Report
October 31, 2010

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

This page is intentionally left blank.

Four portfolios that combine the power of
indexing with the benefits of asset allocation.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab MarketTrack All Equity Portfoliotm (Ticker Symbol: SWEGX)	16.62%

All Equity Composite Index	15.64%
Fund Category: Morningstar Large-Cap Blend	15.53%

Performance Details	pages 6-7

Schwab MarketTrack Growth Portfoliotm

Investor Shares (Ticker Symbol: SWHGX)	14.86%
P Shares (Ticker Symbol: SWPGX)	15.00%
Growth Composite Index	14.41%
Fund Category: Morningstar Large-Cap Blend	15.53%

Performance Details	pages 8-9

Schwab MarketTrack Balanced Portfoliotm (Ticker Symbol: SWBGX)	12.92%

Balanced Composite Index	12.94%
Fund Category: Morningstar Moderate Allocation	13.46%

Performance Details	pages 10-11

Schwab MarketTrack Conservative Portfoliotm (Ticker Symbol: SWCGX)	10.98%

Conservative Composite Index	11.32%
Fund Category: Morningstar Conservative Allocation	11.92%

Performance Details	pages 12-13

Minimum Initial Investment[1]

Investor Shares	$ 100
P Shares	$100,000

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

The All Equity Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index. The index is maintained by Charles Schwab Investment Management, Inc.

The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.

The Balanced Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index, 35% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.

The Conservative Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index, 55% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see prospectus for further details and eligibility requirements.

2 Schwab MarketTrack Portfolios

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the year that ended October 31, 2010, many investors wrestled with news that was mostly negative—the recovery of the U.S. economy remained tepid, unemployment stayed stubbornly high, and the housing market remained weak. In spite of these events, nearly all stock and bond markets produced positive returns, both in the United States and abroad.

The bellwether S&P 500 Index gained 16.52% during the year and international stock markets also rewarded investors as indicated by a return of 8.82% in the MSCI EAFE Index. Growth stocks generally fared better than value stocks in large-, mid-, and small-cap sectors. In fixed income markets, the Barclays Capital U.S. Aggregate Bond Index returned 8.01%.

For the year ending October 31, 2010, the Schwab MarketTrack Portfolios produced positive total returns comparable to their composite indices, aided by the strong rebound in equities in the latter part of the period and solid continuing performance from the bond markets. The Schwab MarketTrack All Equity Portfolio and Schwab MarketTrack Growth Portfolio slightly outperformed their benchmark indices while the Schwab MarketTrack Balanced Portfolio and the Schwab MarketTrack Conservative Portfolio modestly underperformed them.

Each Schwab MarketTrack Portfolio allocates its investments across several asset classes, according to a specific investment goal. Please read the fund manager’s discussion and analysis on the following pages to learn more about each fund’s approach.

At Schwab, we encourage investors to review their investment strategy periodically in the context of their tolerance for risk, timeline, and established investment plan.

If you have any questions about the Schwab MarketTrack Portfolios or any other Schwab Funds, please call us at 1-800-435-4000. Please also see www.schwabfunds.com for details on each fund including performance results, investment strategy, and prospectus.

Thank you for investing with us.

Sincerely,

Schwab MarketTrack Portfolios 3

The Investment Environment

The past 12 months produced significant positive returns in nearly all major equity and fixed income markets, despite various economic indicators falling short of expectations here in the United States and abroad. Domestic equity markets fared better than international, and growth stocks outperformed value stocks in large-, mid-, and small-cap categories. In the credit markets, inflation-protected bonds were the best performers and U.S. Treasuries had the poorest returns, though they also had solid performance for the 12 months under review.

The return for the S&P 500 Index, which is usually seen as a bellwether for U.S. financial markets, was positive at 16.52%. The international stock markets also had solid overall returns, and the MSCI EAFE Index (Gross) returned 8.82%. In fixed-income, the Barclays Capital U.S. Aggregate Bond Index returned 8.01%, while the Barclays Capital U.S. TIPS Index returned 10.42%, and the Barclays Capital U.S. Treasury Index returned 7.20% for the reporting period.

In a press release dated November 3, 2010, the Federal Reserve (the Fed) described information it had received since its meeting in September 2010, and noted that the pace of recovery in output and employment remained slow. Moreover, persistent high unemployment, coupled with depressed housing prices and a rise in foreclosures, continued to work against the U.S. economic recovery process. In the U.S. fixed income markets, accommodative Fed policy in the form of a near-zero federal funds rate remained intact, and several recent statements from the Fed affirmed that rates will remain low for an extended period of time. Also in November’s press release, the Fed stated that it intended to purchase up to $600 billion of longer-term U.S. Treasuries by the end of the second quarter in 2011.

At the international level, financial markets fluctuated during the reporting period. Ongoing concerns regarding the debt obligations of Greece, Spain, Ireland, and other European countries continued to capture the attention of central banks and resulted in the progressive downgrading of debt in those countries. The news caused temporary turmoil in the U.S. and global financial markets in early May 2010. While there has been some rebounding to pre-May levels in the markets, central banks remain attentive to debt ratios, monetary exchange rates, interest rates, and inflation measurements.

During the reporting period, two economic events caused volatility in the equity and fixed income markets. First, was the Deepwater Horizon oil spill in the Gulf of Mexico on April 20, 2010. The costs—in terms of environmental impact and loss of oil—affected energy-related stocks, which declined on the news. For the reporting period, the Energy Sector was the weakest performing sector in the S&P 500 Index. Second, investor confidence in the United States and abroad was further shaken on May 6, 2010, when the Dow Jones Industrial Average dropped 999 points, within a 30-minute timeframe, before partially regaining some of the decline. The equity market event was subsequently named the “flash crash.” As a result of the flash crash, more than 16,000 trades were cancelled by the major U.S. stock exchanges.

On a more general note in the United States, real Gross Domestic Product (GDP) growth remained lower than hoped for during the reporting period, with the Bureau of Economic Analysis estimating that GDP grew at a rate of 2.0% for the third quarter of 2010. Likewise, the national unemployment rate—as reported by the Bureau of Labor Statistics—was an ongoing concern and hovered just below 10% throughout the 12-month period. Finally, high delinquencies, foreclosures, and stalled foreclosures weighed heavily on the housing sector. The discovery that some institutions had improper or incomplete paperwork on original loan documents brought at least a temporary halt to some foreclosures.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.52%	S&P 500® Index: measures U.S. large-cap stocks

26.58%	Russell 2000® Index: measures U.S. small-cap stocks

8.82%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

8.01%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.11%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab MarketTrack Portfolios

Portfolio Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. He has been the portfolio manager of the funds since 2008. From 2003, until his appointment, he held vice president level positions in product development, investment operations and audit at the firm. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry, with more than 6 of those years spent in portfolio management.

Schwab MarketTrack Portfolios 5

Schwab MarketTrack All Equity Portfolio™

The Schwab MarketTrack All Equity Portfolio (the portfolio) seeks high capital growth through an all-stock portfolio. To pursue its goal, the portfolio maintains a defined asset allocation. The portfolio’s target allocation is 100% in stock investments, with certain percentages for different segments of the stock market. It is the portfolio’s policy that, under normal circumstances, it will invest at least 80% of its net assets in stock investments; typically the actual percentage is considerably higher.

The portfolio’s allocation focuses on stock investments for long-term growth. The portfolio seeks to remain close to the target allocations of 45% in large-cap, 30% in international and 25% in small-cap stocks, and typically does not change its target allocation.

The portfolio invests mainly in other Schwab Funds, particularly three of the Equity Index Funds. These underlying funds seek to track the total returns of various stock market indices. They typically invest in the stocks included in the index they are tracking, and generally give each stock the same weight as the index does. Each underlying fund focuses on a different segment of the stock market. For more information on the portfolio’s objective and strategy, please see the portfolio’s prospectus.

The portfolio returned 16.62% for the period. Its comparative index, the All Equity Composite Index, returned 15.64%. The portfolio was overweight U.S. small-cap stocks, compared to the composite index, and this contributed to both absolute and relative fund performance. (For current allocations of the All Equity Composite Index, please refer to footnote 3 on the following page.)

U.S. equities, as measured by the Dow Jones U.S. Total Stock Market Index, returned 18.76%, while international stocks, as measured by the MSCI EAFE Index, returned 8.82% for the reporting period. Within the U.S. equity market, small-cap stocks outperformed large-cap stocks. The Russell 2000 Index, which measures small-cap stocks, returned 26.58% for the reporting period, while the Russell 1000 Large Cap Index, which measures large-cap stocks, returned 17.67%.

The Schwab Small-Cap Index Fund was the top contributor to the portfolio’s outperformance. The fund returned 27.85%, underperforming the Schwab Small-Cap Index, which returned 28.08%. The Schwab S&P 500 Index Fund returned 16.50%, underperforming the S&P 500 Index, which returned 16.52%. On the international side, the Schwab International Index Fund returned 9.31%, outperforming the Schwab International Index, which returned 8.05%.

As of 10/31/10:

 Statistics

Number of Holdings	4
Portfolio Turnover Rate	8%

 Asset Class Weightings % of Investments

Large-Cap Stocks	45.0%
International Stocks	29.8%
Small-Cap Stocks	24.9%
Short-Term Investments	0.3%
Total	100.0%

 Top Holdings % Net Assets1

Schwab S&P 500 Index Fund	45.0%
Schwab International Index Fund	29.8%
Schwab Small-Cap Index Fund	24.9%
Total	99.7%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Schwab MarketTrack Portfolios

 Schwab MarketTrack All Equity Portfoliotm

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Portfolio and Inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack All Equity Portfoliotm (5/19/98)	16.62%	2.53%	1.58%
All Equity Composite Index[3]	15.64%	2.72%	1.68%
S&P 500® Index	16.52%	1.73%	-0.02%
Fund Category: Morningstar Large-Cap Blend	15.53%	1.57%	0.69%

Portfolio Expense Ratios4: Net 0.65%; Gross 0.69%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The All Equity Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index. The index is maintained by Charles Schwab Investment Management, Inc.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.15%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab MarketTrack Portfolios 7

Schwab MarketTrack Growth Portfolio™

The Schwab MarketTrack Growth Portfolio (the portfolio) seeks high capital growth with less volatility than an all-stock portfolio. To pursue its goal, the portfolio maintains a defined asset allocation. The portfolio’s target allocation includes stock, bond, and cash investments. The portfolio’s allocation focuses on stock investments, while including some bonds and cash investments in seeking to reduce the portfolio’s volatility.

The portfolio seeks to remain close to the target allocations of 80% stocks, 15% bonds, 5% cash, and typically does not change its target allocation. The stock allocation is further divided into three segments: 40% of assets for large-cap, 20% for small-cap, and 20% for international.

The portfolio invests mainly in other Schwab Funds, including index funds, which seek to track the total returns of various market indices. Index funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. For more information on the portfolio’s objective and strategy, please see the portfolio’s prospectus.

The portfolio returned 14.86% for the 12-month period. Its comparative index, the Growth Composite Index, returned 14.41%. The portfolio was overweight U.S. small-cap stocks, compared to the composite index, and this contributed to both absolute and relative fund performance. (For current allocations of the Growth Composite Index, please refer to footnote 3 on the following page.)

Stocks outperformed fixed income securities for the period under review. For example, U.S. equities, as measured by the Dow Jones U.S. Total Stock Market Index, returned 18.76%, while international stocks, as measured by the MSCI EAFE Index, returned 8.82%. Within the U.S. equity market, small-cap stocks outperformed large-cap stocks. The Russell 2000 Index, which measures small-cap stocks, returned 26.58% for the reporting period, while the Russell 1000 Index, which measures large-cap stocks, returned 17.67%. By comparison, the Barclays Capital U.S. Aggregate Bond Index returned 8.01%, and the Barclays Capital U.S. Treasury Bill Index returned 0.11%.

Within the equity portion of the portfolio, the Schwab Small-Cap Index Fund contributed to the portfolio’s outperformance. The fund returned 27.85%, underperforming the Schwab Small-Cap Index, which returned 28.08%. The Schwab S&P 500 Index Fund returned 16.50%, underperforming the S&P 500 Index, which returned 16.52%. On the international side, the Schwab International Index Fund returned 9.31%, outperforming the Schwab International Index, which returned 8.05%.

As for the fixed income portion of the portfolio, the Schwab Total Bond Market Fund detracted from relative portfolio performance. The underlying fund returned 7.46%, underperforming the Barclays Capital U.S. Aggregate Index, which returned 8.01%.

As of 10/31/10:

 Statistics

Number of Holdings	6
Portfolio Turnover Rate	14%

 Asset Class Weightings % of Investments

Large-Cap Stocks	40.2%
Small-Cap Stocks	20.1%
International Stocks	20.1%
Bonds	14.8%
Short-Term Investments	4.8%
Total	100.0%

 Top Holdings % Net Assets1

Schwab S&P 500 Index Fund	40.3%
Schwab Small-Cap Index Fund	20.1%
Schwab International Index Fund	20.1%
Schwab Total Bond Market Fund	14.8%
Schwab Value Advantage Money Fund, Institutional Shares	3.6%
Total	98.9%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

8 Schwab MarketTrack Portfolios

 Schwab MarketTrack Growth Portfoliotm

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment in Investor Shares1,3

April 6, 2006 – April 30, 2010
Performance of a Hypothetical
$100,000 Investment in P Shares1

 Average Annual Total Returns1,2

Portfolio Class and Inception Date	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/20/95)	14.86%	2.96%	2.29%	6.08%
P Shares (4/6/06)	15.00%	n/a	n/a	1.11%
Growth Composite Index[3]	14.41%	3.50%	2.57%	(11/20/95) 6.47%
				(4/6/06) 1.56%
S&P 500® Index	16.52%	1.73%	-0.02%	(11/20/95) 6.54%
				(4/6/06) -0.13%
Barclays Capital U.S. Aggregate Bond Index	8.01%	6.45%	6.38%	(11/20/95) 6.34%
				(4/6/06) 6.87%
Fund Category: Morningstar Large-Cap Blend	15.53%	1.57%	0.69%	(11/20/95) 6.36%
				(4/6/06) -0.51%

Portfolio Expense Ratios4: Investor Shares: Net 0.70%; Gross 0.72% / P Shares: Net 0.55%; Gross 0.58%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.20%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab MarketTrack Portfolios 9

Schwab MarketTrack Balanced Portfolio™

The Schwab MarketTrack Balanced Portfolio (the portfolio) seeks both capital growth and income. To pursue its goal, the portfolio maintains a defined asset allocation. The portfolio’s target allocation includes bond, stock, and cash investments. The portfolio’s allocation is weighted toward stock investments, while including substantial bond investments in seeking to add income and reduce the portfolio’s volatility.

The portfolio seeks to remain close to the target allocations of 60% stocks, 35% bonds, 5% cash, and typically does not change its target allocation. The stock allocation is further divided into three segments: 30% of assets for large-cap, 15% for small-cap, and 15% for international.

The portfolio invests mainly in other Schwab Funds, including index funds, which seek to track the total returns of various market indices. Index funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. For more information on the portfolio’s objective and strategy, please see the portfolio’s prospectus.

The portfolio returned 12.92% for the 12-month period. Its comparative index, the Balanced Composite Index, returned 12.94%. The portfolio was overweight U.S. small-cap stocks, compared to the composite index, and this contributed to absolute and relative fund performance. (For current allocations of the Balanced Composite Index, please refer to footnote 3 on the following page.)

Stocks outperformed fixed income securities for the period under review. For example, U.S. equities, as measured by the Dow Jones U.S. Total Stock Market Index, returned 18.76%, while international stocks, as measured by the MSCI EAFE Index, returned 8.82%. Within the U.S. equity market, small-cap stocks outperformed large-cap stocks. The Russell 2000 Index, which measures small-cap stocks, returned 26.58% for the reporting period, while the Russell 1000 Index, which measures large-cap stocks, returned 17.67%. By comparison, the Barclays Capital U.S. Aggregate Bond Index returned 8.01%, and the Barclays Capital U.S. Treasury Bill Index returned 0.11%.

Within the equity portion of the portfolio, the Schwab Small-Cap Index Fund was the best performing equity holding. The fund returned 27.85%, underperforming the Schwab Small-Cap Index, which returned 28.08%. The Schwab S&P 500 Index returned 16.50%, underperforming the S&P 500 Index, which returned 16.52%. On the international side, the Schwab International Index Fund returned 9.31%, outperforming the Schwab International Index, which returned 8.05%.

As for the fixed income portion of the portfolio, the Schwab Total Bond Market Fund detracted from relative portfolio performance. It returned 7.46%, underperforming the Barclays Capital U.S. Aggregate Bond Index, which returned 8.01%.

As of 10/31/10:

 Statistics

Number of Holdings	6
Portfolio Turnover Rate	22%

 Asset Class Weightings % of Investments

Bonds	35.0%
Large-Cap Stocks	30.0%
Small-Cap Stocks	15.1%
International Stocks	15.1%
Short-Term Investments	4.8%
Total	100.0%

 Top Holdings % Net Assets1

Schwab Total Bond Market Fund	34.9%
Schwab S&P 500 Index Fund	30.0%
Schwab Small-Cap Index Fund	15.1%
Schwab International Index Fund	15.1%
Schwab Value Advantage Money Fund, Institutional Shares	3.3%
Total	98.4%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

10 Schwab MarketTrack Portfolios

 Schwab MarketTrack Balanced Portfoliotm

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Portfolio and Inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Balanced Portfoliotm (11/20/95)	12.92%	3.23%	3.00%
Balanced Composite Index[3]	12.94%	4.40%	3.66%
S&P 500® Index	16.52%	1.73%	-0.02%
Barclays Capital U.S. Aggregate Bond Index	8.01%	6.45%	6.38%
Fund Category: Morningstar Moderate Allocation	13.46%	3.44%	3.21%

Portfolio Expense Ratios4: Net 0.78%; Gross 0.80%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Balanced Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index, 35% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the Portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.28%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab MarketTrack Portfolios 11

Schwab MarketTrack Conservative Portfolio™

The Schwab MarketTrack Conservative Portfolio (the portfolio) seeks income and more growth potential than an all-bond portfolio. To pursue its goal, the portfolio maintains a defined asset allocation. The portfolio’s target allocation includes bond, stock, and cash investments. The portfolio’s allocation is weighted toward bond investments, while including substantial stock investments in seeking to obtain long-term growth.

The portfolio seeks to remain close to the target allocations of 55% bonds, 40% stocks, 5% cash, and typically does not change its target allocation. The stock allocation is further divided into three segments: 20% of assets for large-cap, 10% for small-cap, and 10% for international.

The portfolio invests mainly in other Schwab Funds, including index funds, which seek to track the total returns of various market indices. Index funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. For more information on the portfolio’s objective and strategy, please see the portfolio’s prospectus.

The portfolio returned 10.98% for the 12-month period. Its comparative index, the Conservative Composite Index, returned 11.32%. The portfolio was overweight U.S. small-cap stocks, compared to the composite index, and this contributed to absolute and relative fund performance. (For current allocations of the Conservative Composite Index, please refer to footnote 3 on the following page.)

Stocks outperformed fixed income securities for the period under review. For example, U.S. equities, as measured by the Dow Jones U.S. Total Stock Market Index, returned 18.76%, while international stocks, as measured by the MSCI EAFE Index, returned 8.82%. Within the U.S. equity market, small-cap stocks outperformed large-cap stocks. The Russell 2000 Index, which measures small-cap stocks, returned 26.58% for the reporting period, while the Russell 1000 Index, which measures large-cap stocks, returned 17.67%. By comparison, the Barclays Capital U.S. Aggregate Bond Index returned 8.01%, and the Barclays Capital U.S. Treasury Bill Index returned 0.11%.

Within the fixed income portion of the portfolio, the Schwab Total Bond Market Fund detracted from relative portfolio performance. It returned 7.46%, underperforming the Barclays Capital U.S. Aggregate Index, which returned 8.01%.

As for the equity portion of the portfolio, the Schwab Small-Cap Index Fund was the best performing equity holding. The fund returned 27.85%, underperforming the Schwab Small-Cap Index, which returned 28.08%. The Schwab S&P 500 Index Fund returned 16.50%, underperforming the S&P 500 Index, which returned 16.52%. On the international side, the Schwab International Index Fund returned 9.31%, outperforming the Schwab International Index, which returned 8.05%.

As of 10/31/10:

 Statistics

Number of Holdings	6
Portfolio Turnover Rate	25%

 Asset Class Weightings % of Investments

Bonds	54.9%
Large-Cap Stocks	20.2%
Small-Cap Stocks	10.1%
International Stocks	10.0%
Short-Term Investments	4.8%
Total	100.0%

 Top Holdings % Net Assets1

Schwab Total Bond Market Fund	54.9%
Schwab S&P 500 Index Fund	20.2%
Schwab Small-Cap Index Fund	10.1%
Schwab International Index Fund	10.0%
Schwab Value Advantage Money Fund, Institutional Shares	3.8%
Total	99.0%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

12 Schwab MarketTrack Portfolios

 Schwab MarketTrack Conservative Portfoliotm

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Portfolio and Inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Conservative Portfoliotm (11/20/95)	10.98%	3.42%	3.61%
Conservative Composite Index[3]	11.32%	5.15%	4.62%
S&P 500® Index	16.52%	1.73%	-0.02%
Barclays Capital U.S. Aggregate Bond Index	8.01%	6.45%	6.38%
Fund Category: Morningstar Conservative Allocation	11.92%	4.11%	3.96%

Portfolio Expense Ratios4: Net 0.87%; Gross 0.90%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Conservative Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index, 55% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the Portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.37%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab MarketTrack Portfolios 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2010 and held through October 31, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/10	at 10/31/10	5/1/10–10/31/10

Schwab MarketTrack All Equity Portfoliotm
Actual Return	0.50%	$1,000	$1,016.20	$2.54
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55

Schwab MarketTrack Growth Portfoliotm
Investor Shares
Actual Return	0.50%	$1,000	$1,019.30	$2.54
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55
P Shares
Actual Return	0.35%	$1,000	$1,020.00	$1.78
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79

Schwab MarketTrack Balanced Portfoliotm
Actual Return	0.50%	$1,000	$1,027.50	$2.56
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55

Schwab MarketTrack Conservative Portfoliotm
Actual Return	0.50%	$1,000	$1,035.40	$2.57
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights, which covers a 12-month period. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.

14 Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfolio™

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	9.82	9.44	15.58	13.63	11.55

Income (loss) from investment operations:
Net investment income (loss)	0.12	0.30	0.20	0.21	0.11
Net realized and unrealized gains (losses)	1.50	0.83	(6.11)	2.01	2.10

Total from investment operations	1.62	1.13	(5.91)	2.22	2.21
Less distributions:
Distributions from net investment income	(0.14)	(0.23)	(0.22)	(0.27)	(0.13)
Distributions from net realized gains	—	(0.52)	(0.01)	—	—

Total distributions	(0.14)	(0.75)	(0.23)	(0.27)	(0.13)

Net asset value at end of period	11.30	9.82	9.44	15.58	13.63

Total return (%)	16.62	13.54	(38.46)	16.55	19.31

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.54	0.67	0.73	0.72	0.74
Net investment income (loss)	1.14	3.46	1.46	1.24	0.89
Portfolio turnover rate	8	10	10	0 [2]	8
Net assets, end of period ($ x 1,000,000)	489	461	429	682	527

1 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
2 Less than 1%.

See financial notes 15

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Other Investment Companies	441,511,369	487,525,024
0.3%	Short-Term Investment	1,291,385	1,291,385

100.0%	Total Investments	442,802,754	488,816,409
0.0%	Other Assets and Liabilities, Net		28,415

100.0%	Total Net Assets		488,844,824

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.7% of net assets

Equity Funds 99.7%
Schwab International Index Fund (a)	8,401,452	145,429,142
Schwab S&P 500 Index Fund (a)	11,775,575	220,203,255
Schwab Small-Cap Index Fund (a)	6,355,194	121,892,627

Total Other Investment Companies
(Cost $441,511,369)		487,525,024

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
HSBC Bank USA
0.03%, 11/01/10	1,291,385	1,291,385

Total Short-Term Investment
(Cost $1,291,385)		1,291,385

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $464,518,643 and the unrealized appreciation and depreciation were $24,297,766 and ($0), respectively, with a net unrealized appreciation of $24,297,766.

(a)	Issuer is affiliated with the fund’s adviser.

16 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments in affiliated underlying funds, at value (cost $441,511,369)		$487,525,024
Investments in unaffiliated issuers, at value (cost $1,291,385)	+	1,291,385

Total investments, at value (cost $442,802,754)		488,816,409
Cash		14
Receivables:
Fund shares sold		271,659
Interest		3
Prepaid expenses	+	13,540

Total assets		489,101,625

Liabilities

Payables:
Investment adviser and administrator fees		7,049
Shareholder service fees		10,777
Fund shares redeemed		159,654
Trustees’ fees		1
Accrued expenses	+	79,320

Total liabilities		256,801

Net Assets

Total assets		489,101,625
Total liabilities	−	256,801

Net assets		$488,844,824

Net Assets by Source
Capital received from investors		517,584,222
Net investment income not yet distributed		80,791
Net realized capital losses		(74,833,844)
Net unrealized capital gains		46,013,655

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$488,844,824		43,269,513		$11.30

See financial notes 17

 Schwab MarketTrack All Equity Portfolio

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends received from affiliated underlying funds		$7,826,702
Interest	+	442

Total investment income		7,827,144

Expenses

Investment adviser and administrator fees		1,094,062
Shareholder service fees		1,168,653
Shareholder reports		102,039
Professional fees		39,431
Transfer agent fees		36,936
Registration fees		29,741
Portfolio accounting fees		25,067
Custodian fees		11,628
Trustees’ fees		8,464
Interest expense		3
Other expenses	+	44,687

Total expenses		2,560,711
Expense reduction by adviser and Schwab	−	160,639

Net expenses	−	2,400,072

Net investment income		5,427,072

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(12,137,982)
Net realized gains on unaffiliated investments	+	344

Net realized losses		(12,137,638)
Net unrealized gains on affiliated underlying funds	+	79,404,855

Net realized and unrealized gains		67,267,217

Increase in net assets resulting from operations		$72,694,289

18 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$5,427,072	$13,923,424
Net realized losses		(12,137,638)	(28,943,419)
Net unrealized gains	+	79,404,855	67,086,206

Increase in net assets from operations		72,694,289	52,066,211

Distributions to Shareholders

Distributions from net investment income		6,503,913	10,447,556
Distributions from net realized gains	+	—	23,861,871

Total distributions		$6,503,913	$34,309,427

Transactions in Fund Shares

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,882,516	$51,641,399	8,708,360	$74,118,956
Shares reinvested		582,150	6,141,683	3,933,902	32,336,678
Shares redeemed	+	(9,135,207)	(96,082,498)	(11,183,572)	(92,388,572)

Net transactions in fund shares		(3,670,541)	($38,299,416)	1,458,690	$14,067,062

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		46,940,054	$460,953,864	45,481,364	$429,130,018
Total increase or decrease	+	(3,670,541)	27,890,960	1,458,690	31,823,846

End of period		43,269,513	$488,844,824	46,940,054	$460,953,864

Net investment income not yet distributed			$80,791		$566,615

See financial notes 19

Schwab MarketTrack Growth Portfolio™

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
Investor Shares	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	14.51	13.71	21.09	19.16	16.81

Income (loss) from investment operations:
Net investment income (loss)	0.19	0.39	0.37	0.40	0.30
Net realized and unrealized gains (losses)	1.95	1.25	(6.94)	2.16	2.33

Total from investment operations	2.14	1.64	(6.57)	2.56	2.63
Less distributions:
Distributions from net investment income	(0.30)	(0.40)	(0.41)	(0.46)	(0.28)
Distributions from net realized gains	—	(0.44)	(0.40)	(0.17)	—

Total distributions	(0.30)	(0.84)	(0.81)	(0.63)	(0.28)

Net asset value at end of period	16.35	14.51	13.71	21.09	19.16

Total return (%)	14.86	12.95	(32.27)	13.69	15.83

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.52	0.66	0.71	0.70	0.71
Net investment income (loss)	1.25	3.03	1.99	1.94	1.74
Portfolio turnover rate	14	23	10	4	7
Net assets, end of period ($ x 1,000,000)	549	507	454	686	602

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	4/6/06[2]–
P Shares	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	14.51	13.72	21.10	19.18	18.32

Income (loss) from investment operations:
Net investment income (loss)	0.21	0.43	0.37	0.42	0.10
Net realized and unrealized gains (losses)	1.94	1.22	(6.91)	2.16	0.76

Total from investment operations	2.15	1.65	(6.54)	2.58	0.86
Less distributions:
Distributions from net investment income	(0.31)	(0.42)	(0.44)	(0.49)	—
Distributions from net realized gains	—	(0.44)	(0.40)	(0.17)	—

Total distributions	(0.31)	(0.86)	(0.84)	(0.66)	—

Net asset value at end of period	16.35	14.51	13.72	21.10	19.18

Total return (%)	15.00	13.09	(32.14)	13.83	4.69	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.35	0.35	0.35	0.35	0.35	[4]
Gross operating expenses[1]	0.37	0.51	0.56	0.55	0.56	[4]
Net investment income (loss)	1.43	3.31	2.10	2.07	0.95	[4]
Portfolio turnover rate	14	23	10	4	7	[3]
Net assets, end of period ($ x 1,000,000)	88	84	94	138	119

1 The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

20 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.9%		Other Investment Companies	509,699,804	630,187,670
1.2%		Short-Term Investment	7,701,947	7,701,947

100.1%		Total Investments	517,401,751	637,889,617
(0	.1)%	Other Assets and Liabilities, Net		(595,718)

100.0%		Total Net Assets		637,293,899

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.9% of net assets

Equity Funds 80.5%
Schwab International Index Fund (a)	7,394,953	128,006,630
Schwab S&P 500 Index Fund (a)	13,732,839	256,804,086
Schwab Small-Cap Index Fund (a)	6,678,878	128,100,889

		512,911,605

Fixed-Income Funds 14.8%
Schwab Total Bond Market Fund (a)	10,027,378	94,257,354

Money Fund 3.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	23,018,711	23,018,711

Total Other Investment Companies
(Cost $509,699,804)		630,187,670

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.2% of net assets

Time Deposit 1.2%
HSBC Bank USA
0.03%, 11/01/10	7,701,947	7,701,947

Total Short-Term Investment
(Cost $7,701,947)		7,701,947

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $523,409,702 and the unrealized appreciation and depreciation were $114,479,915 and ($0), respectively, with a net unrealized appreciation of $114,479,915.

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 21

 Schwab MarketTrack Growth Portfolio

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments in affiliated underlying funds, at value (cost $509,699,804)		$630,187,670
Investments in unaffiliated issuers, at value (cost $7,701,947)	+	7,701,947

Total investments, at value (cost $517,401,751)		637,889,617
Cash		19
Receivables:
Fund shares sold		672,815
Dividends		232,989
Interest		19
Prepaid expenses	+	17,647

Total assets		638,813,106

Liabilities

Payables:
Investments bought		230,865
Investment adviser and administrator fees		10,003
Shareholder service fees		12,599
Fund shares redeemed		1,195,569
Accrued expenses	+	70,171

Total liabilities		1,519,207

Net Assets

Total assets		638,813,106
Total liabilities	−	1,519,207

Net assets		$637,293,899

Net Assets by Source
Capital received from investors		557,775,810
Net investment income not yet distributed		45,521
Net realized capital losses		(41,015,298)
Net unrealized capital gains		120,487,866

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$548,855,529		33,571,891		$16.35
P Shares	$88,438,370		5,408,003		$16.35

22 See financial notes

 Schwab MarketTrack Growth Portfolio

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends received from affiliated underlying funds		$10,856,673
Interest	+	1,883

Total investment income		10,858,556

Expenses

Investment adviser and administrator fees		1,418,650
Shareholder service fees:
Investor Shares		1,310,834
P Shares		86,202
Shareholder reports		84,160
Transfer agent fees		41,876
Professional fees		41,759
Registration fees		28,303
Portfolio accounting fees		28,017
Custodian fees		15,410
Trustees’ fees		9,431
Other expenses	+	45,958

Total expenses		3,110,600
Expense reduction by adviser and Schwab	−	136,683

Net expenses	−	2,973,917

Net investment income		7,884,639

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(2,710,235)
Net realized gains on unaffiliated investments	+	11,972

Net realized losses		(2,698,263)
Net unrealized gains on affiliated underlying funds	+	79,865,539

Net realized and unrealized gains		77,167,276

Increase in net assets resulting from operations		$85,051,915

See financial notes 23

 Schwab MarketTrack Growth Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$7,884,639	$16,063,334
Net realized losses		(2,698,263)	(31,086,835)
Net unrealized gains	+	79,865,539	78,311,394

Increase in net assets from operations		85,051,915	63,287,893

Distributions to Shareholders

Distributions from net investment income
Investor Shares		10,262,889	13,232,317
P Shares	+	1,818,947	2,791,634

Total distributions from net investment income		12,081,836	16,023,951

Distributions from net realized gains
Investor Shares		—	14,725,965
P Shares	+	—	2,923,653

Total distributions from net realized gains		—	17,649,618

Total distributions		$12,081,836	$33,673,569

Transactions in Fund Shares

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		4,875,569	$75,097,555	6,664,962	$86,067,902
P Shares		588,557	9,064,298	673,603	8,706,594

Total shares sold		5,464,126	$84,161,853	7,338,565	$94,774,496

Shares Reinvested
Investor Shares		642,346	$9,802,192	2,157,157	$26,856,610
P Shares	+	119,275	1,818,947	459,798	5,715,288

Total shares reinvested		761,621	$11,621,139	2,616,955	$32,571,898

Shares Redeemed
Investor Shares		(6,890,543)	($105,976,752)	(6,983,306)	($86,229,576)
P Shares	+	(1,063,878)	(16,337,229)	(2,239,609)	(28,121,336)

Total shares redeemed		(7,954,421)	($122,313,981)	(9,222,915)	($114,350,912)

Net transactions in fund shares		(1,728,674)	($26,530,989)	732,605	$12,995,482

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,708,568	$590,854,809	39,975,963	$548,245,003
Total increase or decrease	+	(1,728,674)	46,439,090	732,605	42,609,806

End of period		38,979,894	$637,293,899	40,708,568	$590,854,809

Net investment income not yet distributed			$45,521		$4,242,580

24 See financial notes

Schwab MarketTrack Balanced Portfolio™

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	13.54	12.74	18.13	17.04	15.46

Income (loss) from investment operations:
Net investment income (loss)	0.23	0.38	0.42	0.47	0.38
Net realized and unrealized gains (losses)	1.50	1.11	(5.06)	1.41	1.58

Total from investment operations	1.73	1.49	(4.64)	1.88	1.96
Less distributions:
Distributions from net investment income	(0.31)	(0.44)	(0.48)	(0.50)	(0.34)
Distributions from net realized gains	—	(0.25)	(0.27)	(0.29)	(0.04)

Total distributions	(0.31)	(0.69)	(0.75)	(0.79)	(0.38)

Net asset value at end of period	14.96	13.54	12.74	18.13	17.04

Total return (%)	12.92	12.41	(26.59)	11.38	12.92

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.52	0.66	0.72	0.72	0.73
Net investment income (loss)	1.59	3.09	2.57	2.65	2.35
Portfolio turnover rate	22	30	17	6	8
Net assets, end of period ($ x 1,000,000)	450	434	405	598	534

1 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.

See financial notes 25

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.4%	Other Investment Companies	360,039,482	442,982,091
1.5%	Short-Term Investment	6,693,317	6,693,317

99.9%	Total Investments	366,732,799	449,675,408
0.1%	Other Assets and Liabilities, Net		237,930

100.0%	Total Net Assets		449,913,338

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.4% of net assets

Equity Funds 60.2%
Schwab International Index Fund (a)	3,918,369	67,826,961
Schwab S&P 500 Index Fund (a)	7,219,661	135,007,664
Schwab Small-Cap Index Fund (a)	3,537,995	67,858,741

		270,693,366

Fixed-Income Funds 34.9%
Schwab Total Bond Market Fund (a)	16,731,545	157,276,522

Money Fund 3.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	15,012,203	15,012,203

Total Other Investment Companies
(Cost $360,039,482)		442,982,091

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.5% of net assets

Time Deposit 1.5%
HSBC Bank USA
0.03%, 11/01/10	6,693,317	6,693,317

Total Short-Term Investment
(Cost $6,693,317)		6,693,317

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $376,164,949 and the unrealized appreciation and depreciation were $73,510,459 and ($0), respectively, with a net unrealized appreciation of $73,510,459.

(a)	Issuer is affiliated with the fund’s adviser.

26 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments in affiliated underlying funds, at value (cost $360,039,482)		$442,982,091
Investments in unaffiliated issuers, at value (cost $6,693,317)	+	6,693,317

Total investments, at value (cost $366,732,799)		449,675,408
Cash		14
Receivables:
Investments sold		1,800,000
Dividends		389,729
Fund shares sold		224,245
Interest		17
Prepaid expenses	+	12,905

Total assets		452,102,318

Liabilities

Payables:
Investments bought		637,771
Investment adviser and administrator fees		7,183
Shareholder service fees		9,496
Fund shares redeemed		1,484,422
Trustees’ fees		47
Accrued expenses	+	50,061

Total liabilities		2,188,980

Net Assets

Total assets		452,102,318
Total liabilities	−	2,188,980

Net assets		$449,913,338

Net Assets by Source
Capital received from investors		393,171,268
Net investment income not yet distributed		2,367,182
Net realized capital losses		(28,567,721)
Net unrealized capital gains		82,942,609

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$449,913,338		30,067,198		$14.96

See financial notes 27

 Schwab MarketTrack Balanced Portfolio

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends received from affiliated underlying funds		$9,378,823
Interest	+	2,346

Total investment income		9,381,169

Expenses

Investment adviser and administrator fees		1,029,410
Shareholder service fees		1,104,237
Shareholder reports		44,916
Professional fees		39,218
Registration fees		24,443
Portfolio accounting fees		24,369
Transfer agent fees		23,775
Custodian fees		12,390
Trustees’ fees		8,270
Other expenses	+	31,121

Total expenses		2,342,149
Expense reduction by adviser and Schwab	−	94,190

Net expenses	−	2,247,959

Net investment income		7,133,210

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(135,456)
Net realized gains on unaffiliated investments	+	7,348

Net realized losses		(128,108)
Net unrealized gains on affiliated underlying funds	+	47,433,595

Net realized and unrealized gains		47,305,487

Increase in net assets resulting from operations		$54,438,697

28 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$7,133,210	$12,157,550
Net realized losses		(128,108)	(24,139,690)
Net unrealized gains	+	47,433,595	57,965,744

Increase in net assets from operations		54,438,697	45,983,604

Distributions to Shareholders

Distributions from net investment income		9,784,254	14,076,018
Distributions from net realized gains	+	—	7,743,717

Total distributions		$9,784,254	$21,819,735

Transactions in Fund Shares

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,532,474	$78,152,749	5,527,528	$67,634,861
Shares reinvested		663,279	9,246,104	1,742,428	20,734,893
Shares redeemed	+	(8,151,500)	(115,669,242)	(7,035,012)	(84,003,348)

Net transactions in fund shares		(1,955,747)	($28,270,389)	234,944	$4,366,406

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,022,945	$433,529,284	31,788,001	$404,999,009
Total increase or decrease	+	(1,955,747)	16,384,054	234,944	28,530,275

End of period		30,067,198	$449,913,338	32,022,945	$433,529,284

Net investment income not yet distributed			$2,367,182		$5,018,117

See financial notes 29

Schwab MarketTrack Conservative Portfolio™

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	12.15	11.34	14.90	14.33	13.42

Income (loss) from investment operations:
Net investment income (loss)	0.24	0.37	0.43	0.49	0.42
Net realized and unrealized gains (losses)	1.08	0.91	(3.40)	0.78	0.92

Total from investment operations	1.32	1.28	(2.97)	1.27	1.34
Less distributions:
Distributions from net investment income	(0.25)	(0.38)	(0.46)	(0.51)	(0.42)
Distributions from net realized gains	—	(0.09)	(0.13)	(0.19)	(0.01)

Total distributions	(0.25)	(0.47)	(0.59)	(0.70)	(0.43)

Net asset value at end of period	13.22	12.15	11.34	14.90	14.33

Total return (%)	10.98	11.72	(20.59)	9.12	10.13

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.56	0.68	0.74	0.73	0.74
Net investment income (loss)	1.93	3.31	3.12	3.37	3.12
Portfolio turnover rate	25	25	16	4	11
Net assets, end of period ($ x 1,000,000)	194	181	182	252	232

1 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.

30 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Other Investment Companies	163,447,586	191,848,704
1.0%	Short-Term Investment	1,964,637	1,964,637

100.0%	Total Investments	165,412,223	193,813,341
0.0%	Other Assets and Liabilities, Net		94,679

100.0%	Total Net Assets		193,908,020

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.0% of net assets

Equity Funds 40.3%
Schwab International Index Fund (a)	1,123,022	19,439,513
Schwab S&P 500 Index Fund (a)	2,098,017	39,232,921
Schwab Small-Cap Index Fund (a)	1,015,787	19,482,791

		78,155,225

Fixed-Income Funds 54.9%
Schwab Total Bond Market Fund (a)	11,315,522	106,365,907

Money Fund 3.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	7,327,572	7,327,572

Total Other Investment Companies
(Cost $163,447,586)		191,848,704

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
HSBC Bank USA
0.03%, 11/01/10	1,964,637	1,964,637

Total Short-Term Investment
(Cost $1,964,637)		1,964,637

End of Investments.

At 10/31/10 the tax basis cost of the fund’s investments was $173,709,317 and the unrealized appreciation and depreciation were $20,104,024 and ($0), respectively, with a net unrealized appreciation of $20,104,024.

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 31

 Schwab MarketTrack Conservative Portfolio

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments in affiliated underlying funds, at value (cost $163,447,586)		$191,848,704
Investments in unaffiliated issuers, at value (cost $1,964,637)	+	1,964,637

Total investments, at value (cost $165,412,223)		193,813,341
Cash		6
Receivables:
Investments sold		250,000
Dividends		263,689
Fund shares sold		165,089
Interest		5
Prepaid expenses	+	5,472

Total assets		194,497,602

Liabilities

Payables:
Investments bought		262,556
Investment adviser and administrator fees		2,432
Shareholder service fees		4,067
Fund shares redeemed		279,349
Accrued expenses	+	41,178

Total liabilities		589,582

Net Assets

Total assets		194,497,602
Total liabilities	−	589,582

Net assets		$193,908,020

Net Assets by Source
Capital received from investors		186,414,894
Net investment income not yet distributed		164,159
Net realized capital losses		(21,072,151)
Net unrealized capital gains		28,401,118

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$193,908,020		14,667,430		$13.22

32 See financial notes

 Schwab MarketTrack Conservative Portfolio

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends received from affiliated underlying funds		$4,556,431
Interest	+	71

Total investment income		4,556,502

Expenses

Investment adviser and administrator fees		429,959
Shareholder service fees		459,307
Professional fees		37,870
Registration fees		23,097
Shareholder reports		19,156
Transfer agent fees		18,897
Portfolio accounting fees		18,437
Custodian fees		6,837
Trustees’ fees		6,368
Other expenses	+	20,271

Total expenses		1,040,199
Expense reduction by adviser and Schwab	−	101,022

Net expenses	−	939,177

Net investment income		3,617,325

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		575,811
Net realized gains on unaffiliated investments	+	1,181

Net realized gains		576,992
Net unrealized gains on affiliated underlying funds	+	15,393,384

Net realized and unrealized gains		15,970,376

Increase in net assets resulting from operations		$19,587,701

See financial notes 33

 Schwab MarketTrack Conservative Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$3,617,325	$7,989,293
Net realized gains (losses)		576,992	(19,678,353)
Net unrealized gains	+	15,393,384	37,078,717

Increase in net assets from operations		19,587,701	25,389,657

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		3,682,697	5,882,453
P Shares	+	—	2,530,771

Total distributions from net investment income		3,682,697	8,413,224

Distributions from net realized gains
Investor Shares		—	1,450,219
P Shares	+	—	713,644

Total distributions from net realized gains		—	2,163,863

Total distributions		$3,682,697	$10,577,087

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		2,981,834	$37,612,079	3,062,687	$34,493,000
P Shares		—	—	860,699	9,543,340

Total shares sold		2,981,834	$37,612,079	3,923,386	$44,036,340

Shares Reinvested
Investor Shares		274,287	$3,440,538	611,891	$6,892,611
P Shares	+	—	—	294,579	3,244,416

Total shares reinvested		274,287	$3,440,538	906,470	$10,137,027

Shares Redeemed
Investor Shares		(3,459,761)	($43,727,266)	(4,893,066)	($53,978,206)
P Shares	+	—	—	(8,763,549)	(102,700,469)

Total shares redeemed		(3,459,761)	($43,727,266)	(13,656,615)	($156,678,675)

Net transactions in fund shares		(203,640)	($2,674,649)	(8,826,759)	($102,505,308)

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,871,070	$180,677,665	23,697,829	$268,370,403
Total increase or decrease	+	(203,640)	13,230,355	(8,826,759)	(87,692,738)

End of period		14,667,430	$193,908,020	14,871,070	$180,677,665

Net investment income not yet distributed			$164,159		$229,538

[1]	Effective August 4, 2009, all outstanding P shares were redeemed. The Board of Trustees voted that effective December 10, 2009 the fund would no longer offer P shares.

34 See financial notes

 Schwab MarketTrack Portfolios

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund-Moderate Payout
Schwab Monthly Income Fund-Enhanced Payout
Schwab Monthly Income Fund-Maximum Payout

The Schwab MarketTrack Portfolios are primarily “fund of funds”. Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other Schwab Funds (underlying funds) in accordance with its target portfolio allocation. The funds may also invest directly in equity or fixed income securities, cash equivalents and futures to achieve their investment objectives. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

Schwab MarketTrack Growth Portfolio offers two share classes: Investor Shares and P Shares. Shares of each class represented an interest in the same portfolio, but each class has different expenses and investment minimums. Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio, each offer one share class.

Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value(“NAV”), which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

 35

 Schwab MarketTrack Portfolios

Financial Notes (continued)

2. Significant Accounting Policies (continued):

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

•	Futures and forwards contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

36

 Schwab MarketTrack Portfolios

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of October 31, 2010:

Schwab MarketTrack All Equity Portfolio

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$487,525,024	$—	$—	$487,525,024
Short-Term Investment(a)	—	1,291,385	—	1,291,385

Total	$487,525,024	$1,291,385	$—	$488,816,409

Schwab MarketTrack Growth Portfolio

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$630,187,670	$—	$—	$630,187,670
Short-Term Investment(a)	—	7,701,947	—	7,701,947

Total	$630,187,670	$7,701,947	$—	$637,889,617

Schwab MarketTrack Balanced Portfolio

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$442,982,091	$—	$—	$442,982,091
Short-Term Investment(a)	—	6,693,317	—	6,693,317

Total	$442,982,091	$6,693,317	$—	$449,675,408

Schwab MarketTrack Conservative Portfolio

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$191,848,704	$—	$—	$191,848,704
Short-Term Investment(a)	—	1,964,637	—	1,964,637

Total	$191,848,704	$1,964,637	$—	$193,813,341

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

 37

 Schwab MarketTrack Portfolios

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The funds have adopted the new guidance for the period ended October 31, 2010. There were no significant transfers between Level 1 and Level 2 for the period ended October 31, 2010. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from underlying funds and portfolio securities are recorded on the date they are effective (the ex-dividend date), although the funds may record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which makes distributions from net investment income quarterly.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It is possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year except for the Schwab MarketTrack Conservative Portfolio, which typically makes distributions at the end of every calendar quarter. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications.

The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

38

 Schwab MarketTrack Portfolios

Financial Notes (continued)

3. Risk factors (continued):

Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market Risk. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Investment Style Risk. The underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Tracking Error Risk. As an index fund, each underlying fund seeks to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Large-Cap Risk. Many of the risks of the underlying funds are associated with its investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a fund would be adversely affected.

 39

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Financial Notes (continued)

3. Risk factors (continued):

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by a fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer’s ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. A fund may invest directly in individual securities to maintain its allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to each fund, CSIM is entitled to receive an annual fee of 0.23% payable monthly based on each fund’s average daily net assets.

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25% except for the Schwab MarketTrack Growth Portfolio’s P Shares, which is subject to such annual fee up to 0.10%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the funds to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine

40

 Schwab MarketTrack Portfolios

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Investor Shares	0.50%	0.50%	0.50%	0.50%
P Shares*	n/a	0.35%	n/a	n/a

*	P Shares are currently only offered by Schwab MarketTrack Growth Portfolio

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of October 31, 2010, the percentages of shares of other related funds owned by each Schwab MarketTrack Portfolio are:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Equity Funds:
Schwab International Index Fund	9.9%	8.7%	4.6%	1.3%
Schwab S&P 500 Index Fund	2.2%	2.6%	1.3%	0.4%
Schwab Small-Cap Index Fund	8.7%	9.1%	4.8%	1.4%
Fixed-Income Funds:
Schwab Total Bond Market Fund	—%	10.1%	16.8%	11.4%
Money Funds:
Schwab Value Advantage Money Fund	—%	0.1%	0.1%	0.0% *

*	Less than 0.05%

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended October 31, 2010:

Schwab MarketTrack All Equity Portfolio

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/2009	11/01/2009
Underlying Fund	10/31/09	Additions	Sales	10/31/10	10/31/10	to 10/31/10	to 10/31/10

Schwab Equity Index Funds:
Schwab International Index Fund	8,562,505	1,245,326	(1,406,379)	8,401,452	$145,429,142	($1,620,914)	$3,702,411
Schwab S&P 500 Index Fund	12,790,339	413,916	(1,428,680)	11,775,575	220,203,255	(6,834,378)	3,028,785
Schwab Small-Cap Index Fund	7,488,666	582,684	(1,716,156)	6,355,194	121,892,627	(3,682,690)	1,095,506

Total					$487,525,024	($12,137,982)	$7,826,702

 41

 Schwab MarketTrack Portfolios

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab MarketTrack Growth Portfolio

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/2009	11/01/2009
Underlying Fund	10/31/09	Additions	Sales	10/31/10	10/31/10	to 10/31/10	to 10/31/10

Schwab Equity Index Funds:
Schwab International Index Fund	7,252,275	1,322,597	(1,179,919)	7,394,953	$128,006,630	$270,836	$3,171,513
Schwab S&P 500 Index Fund	14,588,652	519,795	(1,375,608)	13,732,839	256,804,086	(2,117,583)	3,491,923
Schwab Small-Cap Index Fund	7,630,640	795,375	(1,747,137)	6,678,878	128,100,889	440,323	1,141,836
Schwab Bond Funds:
Schwab Total Bond Market Fund	10,103,612	2,307,331	(2,383,565)	10,027,378	94,257,354	(1,303,811)	3,023,009
Schwab Money Funds:
Schwab Value Advantage Money Fund, Institutional Shares	23,260,416	8,851	(23,269,267)	—	—	—	8,120
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	23,018,711	—	23,018,711	23,018,711	—	20,272

Total					$630,187,670	($2,710,235)	$10,856,673

Schwab MarketTrack Balanced Portfolio

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/2009	11/01/2009
Underlying Fund	10/31/09	Additions	Sales	10/31/10	10/31/10	to 10/31/10	to 10/31/10

Schwab Equity Index Funds:
Schwab International Index Fund	3,947,359	918,226	(947,216)	3,918,369	$67,826,961	$1,090,329	$1,721,029
Schwab S&P 500 Index Fund	7,893,746	907,105	(1,581,190)	7,219,661	135,007,664	(1,692,439)	1,890,987
Schwab Small-Cap Index Fund	4,244,673	666,656	(1,373,334)	3,537,995	67,858,741	2,884,136	612,165
Schwab Bond Funds:
Schwab Total Bond Market Fund	17,171,458	4,396,933	(4,836,846)	16,731,545	157,276,522	(2,417,482)	5,136,280
Schwab Money Funds:
Schwab Value Advantage Money Fund, Institutional Shares	14,732,411	5,649	(14,738,060)	—	—	—	5,141
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	15,012,203	—	15,012,203	15,012,203	—	13,221

Total					$442,982,091	($135,456)	$9,378,823

42

 Schwab MarketTrack Portfolios

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab MarketTrack Conservative Portfolio

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held	Gross	Gross	Held at	Value at	11/01/2009	11/01/2009
Underlying Fund	at 10/31/09	Additions	Sales	10/31/10	10/31/10	to 10/31/10	to 10/31/10

Schwab Equity Index Funds:
Schwab International Index Fund	1,099,466	326,524	(302,968)	1,123,022	$19,439,513	$483,693	$479,587
Schwab S&P 500 Index Fund	2,190,907	406,172	(499,062)	2,098,017	39,232,921	440,154	525,273
Schwab Small-Cap Index Fund	1,166,848	286,424	(437,485)	1,015,787	19,482,791	1,071,771	168,278
Schwab Bond Funds:
Schwab Total Bond Market Fund	11,171,182	2,451,888	(2,307,548)	11,315,522	106,365,907	(1,419,807)	3,374,743
Schwab Money Funds:
Schwab Value Advantage Money Fund, Institutional Shares	7,721,069	4,412	(7,725,481)	—	—	—	4,161
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	7,327,572	—	7,327,572	7,327,572	—	4,389

Total					$191,848,704	$575,811	$4,556,431

*	Distributions received include distributions from net investment income and from capital gains from the underlying funds.

The funds may also let a related party own shares of the funds. As of October 31, 2010, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab MarketTrack Growth Portfolio is 13.9%.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the year ended October 31, 2010, there were no such security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

 43

 Schwab MarketTrack Portfolios

Financial Notes (continued)

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended October 31, 2010, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases	Sales/Maturities
	of Securities	of Securities

Schwab MarketTrack All Equity Portfolio	$36,976,702	$77,550,000
Schwab MarketTrack Growth Portfolio	87,101,440	119,619,273
Schwab MarketTrack Balanced Portfolio	96,171,028	127,408,068
Schwab MarketTrack Conservative Portfolio	46,450,074	50,490,492

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/01/09-10/31/10)	(11/01/08-10/31/09)

Schwab MarketTrack All Equity Portfolio	$9,734	$17,889
Schwab MarketTrack Growth Portfolio	14,346	19,356
Schwab MarketTrack Balance Portfolio	4,075	7,512
Schwab MarketTrack Conservative Portfolio	3,235	7,195

9. Federal Income Taxes:

As of October 31, 2010, the components of distributable earnings on a tax-basis were as follows:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Undistributed ordinary income	$2,054,307 *	$45,521	$2,367,183	$164,160
Undistributed long-term capital gains	—	—	—	—
Unrealized appreciation	24,297,766	114,479,915	73,510,459	20,104,024
Unrealized depreciation	—	—	—	—
Other unrealized appreciation/ (depreciation)	—	—	(2)	—

Net unrealized appreciation/(depreciation)	$24,297,766	$114,479,915	$73,510,457	$20,104,024

The primary differences between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2010, the following funds had capital loss carryforwards available to offset net capital gains before the expiration dates:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
Expiration Date	Portfolio*	Portfolio	Portfolio	Portfolio

December 31, 2016	$12,514,459	—	—	—
October 31, 2017	—	$34,088,913	$19,135,570	$12,775,059
December 31, 2017	31,279,738	—	—	—
October 31, 2018	—	918,434	—	—

Total	$43,794,197	$35,007,347	$19,135,570	$12,775,059

44

 Schwab MarketTrack Portfolios

Financial Notes (continued)

9. Federal Income Taxes (continued):

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. As of December 31, 2009, the Schwab MarketTrack All Equity Portfolio had deferred realized capital losses of $2,538,506 and did not utilize any capital losses to offset capital gains.

As of October 31, 2010, the funds had capital losses utilized as follows:

	Schwab	Schwab
	MarketTrack	MarketTrack
	Balanced	Conservative
	Portfolio	Portfolio

Capital losses utilized	$2,176,003	$1,528,665

The tax-basis components of distributions paid during the current and prior periods were:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio*	Portfolio	Portfolio	Portfolio

Current period distributions
Ordinary income	$6,503,913	$12,081,836	$9,784,254	$3,682,697
Long-term capital gains	—	—	—	—
Return of Capital	—	—	—	—
Prior period distributions
Ordinary income	10,482,210	16,024,915	14,078,570	8,413,678
Long-term capital gains	23,827,217	17,648,654	7,741,165	2,163,429
Return of Capital	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2010, the funds made the following reclassifications:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio*	Portfolio	Portfolio	Portfolio

Capital Shares	$—	$—	$—	$—
Undistributed net investment income	—	138	109	(7)
Net realized capital gains and losses	—	(138)	(109)	7

*	Tax information for Schwab MarketTrack All Equity Portfolio is as of December 31, 2009, the tax year end of the fund.

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2010, the fund did not incur any interest or penalties.

 45

 Schwab MarketTrack Portfolios

Financial Notes (continued)

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

46

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (four of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at October 31, 2010 by correspondence with the custodian and transfer agent of the underlying funds, respectively, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 15, 2010

 47

Other Federal Tax Information (unaudited)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2010, qualify for the corporate dividends received deduction:

Percentage

Schwab MarketTrack All Equity Portfolio*	100.00
Schwab MarketTrack Growth Portfolio	59.18
Schwab MarketTrack Balanced Portfolio	37.16
Schwab MarketTrack Conservative Portfolio	19.64

For the fiscal year ended October 31, 2010, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2011 via IRS form 1099 of the amounts for use in preparing their 2010 income tax return.

Schwab MarketTrack All Equity Portfolio*	$10,643,524
Schwab MarketTrack Growth Portfolio	11,282,586
Schwab MarketTrack Balanced Portfolio	5,956,215
Schwab MarketTrack Conservative Portfolio	1,192,083

*	Tax information for MarketTrack All Equity Portfolio is as of December 31, 2009.

48

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 28, 2010, and June 3, 2010, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 3, 2010. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/ benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees

 49

considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules relating to the Funds that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

50

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 84 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 2000.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	73	None

 51

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	73	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	84	None

52

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Funds (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Funds (Nov. 1998 – present) and Schwab ETFs (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 53

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

54

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call one of the numbers below.

Schwab Funds® direct investors:  1-800-407-0256

© 2010 Schwab Funds. All rights reserved.

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13813-13

Annual report dated October 31, 2010 enclosed.

Schwab Balanced Fundtm

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Schwab Balanced Fundtm

Annual Report
October 31, 2010

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Schwab Balanced Fundtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Balanced Fundtm (Ticker Symbol: SWOBX)	12.08%

Balanced Blended Index	13.56%
Fund Category: Morningstar Moderate Allocation	13.46%

Performance Details	pages 6-7

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The Balanced Blended Index is a custom blended index developed by CSIM composed of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index.

[1]	Please see prospectus for further details and eligibility requirements.

2 Schwab Balanced Fund

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

Dear Shareholder,

During the year that ended October 31, 2010, many investors wrestled with news that was mostly negative—the recovery of the U.S. economy remained tepid, unemployment stayed stubbornly high, and the housing market remained weak. In spite of these events, nearly all stock and bond markets produced positive returns, both in the United States and abroad.

The bellwether S&P 500 Index gained 16.52% during the year and international stock markets also rewarded investors as indicated by a return of 8.82% in the MSCI EAFE Index. Growth stocks generally fared better than value stocks in large-, mid-, and small-cap sectors. In fixed income markets, the Barclays Capital U.S. Aggregate Bond Index returned 8.01%.

For the year ended October 31, 2010, the Schwab Balanced Fund generated a positive absolute return, but underperformed its blended benchmark. The fund kept its asset allocation close to that of its benchmark, with approximately 60% in stocks and 40% in investment grade bonds. Please read the fund manager’s discussion and analysis on the following pages for more details.

At Schwab, we encourage investors to review their investment strategy periodically in the context of their tolerance for risk, timeline, and established investment plan.

If you have any questions about the Schwab Balanced Fund or any other Schwab Funds, please call us at 1-800-435-4000. Please also see www.schwabfunds.com for details on each fund including performance results, investment strategy, and prospectus.

Thank you for investing with us.

Sincerely,

Schwab Balanced Fund 3

The Investment Environment

The past 12 months produced significant positive returns in nearly all major equity and fixed income markets, despite various economic indicators falling short of expectations here in the United States and abroad. Domestic equity markets fared better than international, and growth stocks outperformed value stocks in large-, mid-, and small-cap categories. In the credit markets, inflation-protected bonds were the best performers and U.S. Treasuries had the poorest returns, though they also had solid performance for the 12 months under review.

The return for the S&P 500 Index, which is usually seen as a bellwether for U.S. financial markets, was positive at 16.52%. The international stock markets also had solid overall returns, and the MSCI EAFE Index (Gross) returned 8.82%. In fixed-income, the Barclays Capital U.S. Aggregate Bond Index returned 8.01%, while the Barclays Capital U.S. TIPS Index returned 10.42%, and the Barclays Capital U.S. Treasury Index returned 7.20% for the reporting period.

In a press release dated November 3, 2010, the Federal Reserve (the Fed) described information it had received since its meeting in September 2010, and noted that the pace of recovery in output and employment remained slow. Moreover, persistent high unemployment, coupled with depressed housing prices and a rise in foreclosures, continued to work against the U.S. economic recovery process. In the U.S. fixed income markets, accommodative Fed policy in the form of a near-zero federal funds rate remained intact, and several recent statements from the Fed affirmed that rates will remain low for an extended period of time. Also in November’s press release, the Fed stated that it intended to purchase up to $600 billion of longer-term U.S. Treasuries by the end of the second quarter in 2011.

At the international level, financial markets fluctuated during the reporting period. Ongoing concerns regarding the debt obligations of Greece, Spain, Ireland, and other European countries continued to capture the attention of central banks and resulted in the progressive downgrading of debt in those countries. The news caused temporary turmoil in the U.S. and global financial markets in early May 2010. While there has been some rebounding to pre-May levels in the markets, central banks remain attentive to debt ratios, monetary exchange rates, interest rates, and inflation measurements.

During the reporting period, two economic events caused volatility in the equity and fixed income markets. First, was the Deepwater Horizon oil spill in the Gulf of Mexico on April 20, 2010. The costs—in terms of environmental impact and loss of oil—affected energy-related stocks, which declined on the news. For the reporting period, the Energy Sector was the weakest performing sector in the S&P 500 Index. Second, investor confidence in the United States and abroad was further shaken on May 6, 2010, when the Dow Jones Industrial Average dropped 999 points, within a 30-minute timeframe, before partially regaining some of the decline. The equity market event was subsequently named the “flash crash.” As a result of the flash crash, more than 16,000 trades were cancelled by the major U.S. stock exchanges.

On a more general note in the United States, real Gross Domestic Product (GDP) growth remained lower than hoped for during the reporting period, with the Bureau of Economic Analysis estimating that GDP grew at a rate of 2.0% for the third quarter of 2010. Likewise, the national unemployment rate—as reported by the Bureau of Labor Statistics—was an ongoing concern and hovered just below 10% throughout the 12-month period. Finally, high delinquencies, foreclosures, and stalled foreclosures weighed heavily on the housing sector. The discovery that some institutions had improper or incomplete paperwork on original loan documents brought at least a temporary halt to some foreclosures.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.52%	S&P 500® Index: measures U.S. large-cap stocks

26.58%	Russell 2000® Index: measures U.S. small-cap stocks

8.82%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

8.01%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.11%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Balanced Fund

Fund Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the fund. He has been the portfolio manager of the fund since 2008. From 2003, until his appointment, he held vice president level positions in product development, investment operations and audit at the firm. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry, with more than 6 of those years spent in portfolio management.

Schwab Balanced Fund 5

Schwab Balanced Fund™

Schwab Balanced Fund (the fund) seeks capital growth and income. To pursue its goal, the fund generally invests in a diversified group of other Schwab and/or Laudus Funds (the underlying funds), in accordance with its target portfolio allocation. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 12.08% for the 12-month period, while its comparative index, the Balanced Blended Index, returned 13.56%. The S&P 500 Index makes up 60% of the Balanced Blended Index, and it returned 16.52% for the reporting period, while the Barclays Capital U.S. Aggregate Bond Index comprises the other 40%, and it returned 8.01%.

Looking at the fund’s equity allocation, the Schwab Core Equity Fund (Core Equity) was the largest detractor from the fund’s relative performance. Core Equity returned 11.77% for the 12-month period, underperforming its comparative index, the S&P 500 Index, which returned 16.52%. On the other hand, the Laudus Small-Cap MarketMasters Fund, Select Shares, which returned 22.66%, was the best performer for the fund and contributed positively to relative return. Within the fund’s fixed-income component, the Schwab Total Bond Market Fund, which underperformed its comparative index by 35 basis points, was a relative detractor.

As of 10/31/10:

 Statistics

Number of Holdings	4
Portfolio Turnover Rate	8%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	62.4%
Fixed - Income Funds	35.4%
Short-Term Investments	2.2%
Total	100.0%

 Top Holdings % of Net Assets1

Schwab Core Equity Fund	51.4%
Schwab Total Bond Market Fund	35.3%
Laudus Small-Cap MarketMasters Fund, Select Shares	11.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	2.2%
Total	100.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small company stocks are subject to greater volatility than other asset classes.

Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Balanced Fund

 Schwab Balanced Fundtm

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Balanced Fundtm (11/18/96)	12.08%	2.34%	2.64%
Balanced Blended Index*	13.56%	3.98%	2.87%
S&P 500® Index	16.52%	1.73%	-0.02%
Barclays Capital U.S. Aggregate Bond Index	8.01%	6.45%	6.38%
Fund Category: Morningstar Moderate Allocation	13.46%	3.44%	3.21%

Fund Expense Ratios3: Net 0.75%; Gross 0.91%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did. From June 3, 2002 to February 28, 2008, the fund used a manager of managers strategy, and therefore its performance during this time does not reflect the fund’s current multi-fund strategy and may have been different if it did.

*	The Balanced Blended Index is a custom blended index developed by CSIM composed of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index.
[1]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.75%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Balanced Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2010 and held through October 31, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/10	at 10/31/10	5/1/10–10/31/10

Schwab Balanced Fundtm
Actual Return	0.00	$1,000	$1,010.10	$0.00
Hypothetical 5% Return	0.00	$1,000	$1,025.21	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights, which covers a 12-month period. The expenses incurred by the underlying funds in which the fund invests are not included in this ratio.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.

8 Schwab Balanced Fund

Schwab Balanced Fund™

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10		10/31/09	10/31/08[1]	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	9.99		9.82	13.86	13.39	12.85

Income (loss) from investment operations:
Net investment income (loss)	0.17	[2]	0.22 [2]	0.20 [2]	0.25 [2]	0.25 [2]
Net realized and unrealized gains (losses)	1.03		0.64	(3.26)	1.06	0.83

Total from investment operations	1.20		0.86	(3.06)	1.31	1.08
Less distributions:
Distributions from net investment income	(0.19)		(0.37)	(0.29)	(0.24)	(0.16)
Distributions from net realized gains	—		(0.32)	(0.69)	(0.60)	(0.38)

Total distributions	(0.19)		(0.69)	(0.98)	(0.84)	(0.54)

Net asset value at end of period	11.00		9.99	9.82	13.86	13.39

Total return (%)	12.08		9.45	(23.56)	10.24	8.59

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4]	0.00	0.36	1.02 [5]	1.03 [5]
Gross operating expenses[3]	0.20		0.17	0.53	1.27	1.26
Net investment income (loss)	1.67		2.41	1.81	1.84	1.90
Portfolio turnover rate	8		21	267	244	244
Net assets, end of period ($ x 1,000,000)	88		86	85	112	122

1 Effective February 28, 2008, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 The ratio of net operating expenses would have been 1.10% for periods ended 10/31/06 and 10/31/07, respectively, if custody credits and dividend and interest expenses on short sales had not been incurred.

See financial notes 9

 Schwab Balanced Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

100.0%	Other Investment Companies	89,687,113	88,197,924

100.0%	Total Investments	89,687,113	88,197,924
0.0%	Other Assets and Liabilities		23,638

100.0%	Net Assets		88,221,562

	Number	Value
Security	of Shares	($)

Other Investment Companies 100.0% of net assets

Equity Funds 62.4%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	838,005	9,754,373
Schwab Core Equity Fund (a)	2,871,209	45,307,683

		55,062,056

Fixed-Income Funds 35.4%
Schwab Total Bond Market Fund (a)	3,317,269	31,182,325

Money Funds 2.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,953,543	1,953,543

Total Other Investment Companies
(Cost $89,687,113)		88,197,924

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $90,960,869 and the unrealized appreciation and depreciation were $3,144,886 and ($5,907,831), respectively, with a net unrealized depreciation of ($2,762,945).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

10 See financial notes

 Schwab Balanced Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments in affiliated underlying funds, at value (cost $87,733,570)		$86,244,381
Investments in unaffiliated issuers, at value (cost $1,953,543)	+	1,953,543

Total investments, at value (cost $89,687,113)		88,197,924
Receivables:
Dividends		76,877
Fund shares sold		10,865
Interest		414
Due from investment adviser		340
Prepaid expenses	+	2,877

Total assets		88,289,297

Liabilities

Payables:
Fund shares redeemed		14,677
Accrued expenses	+	53,058

Total liabilities		67,735

Net Assets

Total assets		88,289,297
Total liabilities	−	67,735

Net assets		$88,221,562

Net Assets by Source
Capital received from investors		94,518,826
Net investment income not yet distributed		756,596
Net realized capital losses		(5,564,671)
Net unrealized capital losses		(1,489,189)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$88,221,562		8,021,057		$11.00

See financial notes 11

 Schwab Balanced Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends received from affiliated underlying funds		$1,463,325
Interest	+	2,707

Total investment income		1,466,032

Expenses

Shareholder reports		50,059
Professional fees		38,482
Registration fees		29,582
Transfer agent fees		25,476
Portfolio accounting fees		16,986
Trustees’ fees		5,677
Custodian fees		1,259
Interest expense		8
Other expenses	+	6,992

Total expenses		174,521
Expense reduction by adviser and Schwab	−	171,476
Custody credits	−	6

Net expenses	−	3,039

Net investment income		1,462,993

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		816,038
Net realized gains on unaffiliated investments	+	44,533

Net realized gains		860,571
Net unrealized gains on affiliated underlying funds	+	7,632,908

Net realized and unrealized gains		8,493,479

Increase in net assets resulting from operations		$9,956,472

12 See financial notes

 Schwab Balanced Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$1,462,993	$1,941,574
Net realized gains (losses)		860,571	(5,972,403)
Net unrealized gains	+	7,632,908	11,205,277

Increase in net assets from operations		9,956,472	7,174,448

Distributions to Shareholders

Distributions from net investment income		1,576,121	3,132,669
Distributions from net realized gains	+	—	2,727,245

Total distributions		$1,576,121	$5,859,914

Transactions in Fund Shares

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,058,742	$11,123,536	898,966	$8,337,904
Shares reinvested		142,826	1,479,682	607,671	5,511,579
Shares redeemed	+	(1,739,721)	(18,264,502)	(1,583,828)	(14,502,159)

Net transactions in fund shares		(538,153)	($5,661,284)	(77,191)	($652,676)

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,559,210	$85,502,495	8,636,401	$84,840,637
Total increase or decrease	+	(538,153)	2,719,067	(77,191)	661,858

End of period		8,021,057	$88,221,562	8,559,210	$85,502,495

Net investment income not yet distributed			$756,596		$869,724

See financial notes 13

 Schwab Balanced Fund

Financial Notes

1. Business Structure of the Fund:

Schwab Balanced Fund is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Balanced Fund
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund-Moderate Payout
Schwab Monthly Income Fund-Enhanced Payout
Schwab Monthly Income Fund-Maximum Payout

The Schwab Balanced Fund is a single class “fund of funds” which seeks to achieve its investment objective by investing in a diversified group of other Schwab and/or Laudus Funds, but also may invest in other unaffiliated, third party mutual funds, including exchange traded funds (“ETFs”). In addition, the fund may purchase individual securities to maintain its allocations. The fund bears its share of allocable expenses of the underlying funds in which it invests. The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements.

The fund offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund, as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the

14

 Schwab Balanced Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

valuation (level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of October 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$88,197,924	$—	$—	$88,197,924

Total	$88,197,924	$—	$—	$88,197,924

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value

 15

 Schwab Balanced Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The fund has adopted the new guidance for the period ended October 31, 2010. There were no significant transfers between Level 1 and Level 2 for the period ended October 31, 2010. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the fund’s financial statements.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The funds’ repurchase agreements are fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund may record certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underling funds.

(e) Expenses:

Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies.

Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

16

 Schwab Balanced Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s large- and mid-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause a fund’s share price to fall. A fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected.

 17

 Schwab Balanced Fund

Financial Notes (continued)

3. Risk Factors (continued)

Either situation could cause a fund to hold securities paying lower than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	ETF Risk. An underlying fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately larger impact on the fund.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio turnover risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds or ETFs, to maintain its asset allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.

CSIM and Schwab have agreed with the fund to limit (“expense limitation”) the total expenses charged, excluding interest, taxes and certain non-routine expenses of the fund to 0.00% for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expense, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. During the year ended October 31, 2010, the fund had no security transactions with other Schwab Funds.

18

 Schwab Balanced Fund

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of October 31, 2010, the percentages of shares of other related funds owned by the Schwab Balanced Fund are:

Equity Funds:
Laudus Small-Cap MarketMasters Fund	2.4%
Schwab Core Equity Fund	2.5%
Fixed-Income Funds:
Schwab Total Bond Market Fund	3.3%

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended October 31, 2010:

	Balance			Balance	Market	Realized	Distribution
	of Shares			of Shares	Value	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	at	11/01/09	11/01/09
Underlying Fund	10/31/09	Additions	Sales	10/31/10	10/31/10	to 10/31/10	to 10/31/10

Laudus Small-Cap MarketMasters Fund, Select Shares	1,528,130	—	(690,125)	838,005	$9,754,373	$1,257,499	$—
Schwab Core Equity Fund	2,771,812	164,315	(64,918)	2,871,209	45,307,683	(160,082)	424,642
Schwab Total Bond Market Fund	3,447,725	477,549	(608,005)	3,317,269	31,182,325	(281,379)	1,038,683

Total					$86,244,381	$816,038	$1,463,325

*	Distributions received include distributions from net investment income and capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts they borrow at rates that are negotiated periodically. The fund also pays an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is included in other expenses in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended October 31, 2010, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchase of Securities	Sales/Maturities of Securities

$6,650,000	$14,050,000

 19

 Schwab Balanced Fund

Financial Notes (continued)

8. Redemption Fee:

The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are $674 and $2,343, respectively.

9. Federal Income Taxes:

As of October 31, 2010, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$756,596
Undistributed long-term capital gains	—
Unrealized appreciation	3,144,886
Unrealized depreciation	(5,907,831)

Net unrealized appreciation/(depreciation)	($2,762,945)

The primary differences between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2010, the fund had capital loss carryforwards $4,290,915 available to offset future net capital gains before October 31, 2017.

As of October 31, 2010, the fund had capital losses utilized as follows:

Capital losses utilized	$908,551

The tax-basis components of distributions paid during the current and prior periods were:

	Current Period	Prior Period

Ordinary income	$1,576,121	$3,133,313
Long-term capital gains	—	2,726,601
Return of capital	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2010, no such reclassifications were required.

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2010, the fund did not incur any interest or penalties.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Balanced Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Balanced Fund (one of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Fund”) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at October 31, 2010 by correspondence with the custodian and transfer agent of the underlying funds, respectively, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 15, 2010

 21

Other Federal Tax Information: (unaudited)

For corporate shareholders, 33.99% of the fund’s dividend distributions paid during the fiscal year ended October 31, 2010, qualify for the corporate dividends received deduction.

For the fiscal year ended October 31, 2010, the fund designates $535,743 of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2011 via IRS form 1099 of the amounts for use in preparing their 2010 income tax return.

22

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including the Schwab Balanced Fund (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 28, 2010, and June 3, 2010, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 3, 2010. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that many of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM, and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/ benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to

 23

compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep the Fund’s expense cap for so long as CSIM serves as the adviser to the Fund. The Trustees also considered fees charged by CSIM to other mutual funds and exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

24

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 84 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 2000.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	73	None

 25

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	73	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	84	None

26

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Funds (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Funds (Nov. 1998 – present) and Schwab ETFs (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 27

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

28

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We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

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•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

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Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

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We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call one of the numbers below.

Schwab Funds® direct investors:  1-800-407-0256

© 2010 Schwab Funds. All rights reserved.

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR36112-04

Annual report dated October 31, 2010 enclosed.

Schwab Target Funds

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

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This wrapper is not part of the shareholder report.

Schwab Target Funds

Annual Report
October 31, 2010

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

A suite of seven mutual funds to help keep your retirement
investments properly allocated over your lifetime.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	11.99%

Target 2010 Composite Index	12.07%
Fund Category: Morningstar Target-Date 2000-2010	12.47%

Performance Details	pages 6-7

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	13.55%

Target 2015 Composite Index	13.38%
Fund Category: Morningstar Target-Date 2011-2015	13.67%

Performance Details	pages 8-9

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	14.47%

Target 2020 Composite Index	14.07%
Fund Category: Morningstar Target-Date 2016-2020	14.13%

Performance Details	pages 10-11

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	15.34%

Target 2025 Composite Index	14.48%
Fund Category: Morningstar Target-Date 2021-2025	15.30%

Performance Details	pages 12-13

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results for less than one year are not annualized.

Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The Target 2010 Composite Index is a custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 28.1% Dow Jones U.S. Total Stock Market Index, 8.7% MSCI EAFE (Gross) Index, 29.9% Barclays Capital U.S. Aggregate Bond Index, 1.9% FTSE EPRA/NAREIT Global Index, 5.6% Barclays Capital U.S. Aggregate Intermediate Bond Index, 1.3% MSCI Emerging Markets (Gross) Index, 3.0% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 12.0% Barclays Capital U.S. Government/Credit: 1-5 Years, and 7.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

The Target 2015 Composite Index is a custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 37.7% Dow Jones U.S. Total Stock Market Index, 11.1% MSCI EAFE (Gross) Index, 25.0% Barclays Capital U.S. Aggregate Bond Index, 3.3% FTSE EPRA/NAREIT Global Index, 3.5% Barclays Capital U.S. Aggregate Intermediate Bond Index, 1.9% MSCI Emerging Markets (Gross) Index, 3.0% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 7.0% Barclays Capital U.S. Government/Credit: 1-5 Years, and 5.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

The Target 2020 Composite Index is a custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 45.4% Dow Jones U.S. Total Stock Market Index, 13.6% MSCI EAFE (Gross) Index, 23.5% Barclays Capital U.S. Aggregate Bond Index, 3.6% FTSE EPRA/NAREIT Global Index, 2.0% Barclays Capital U.S. Aggregate Intermediate Bond Index, 2.4% MSCI Emerging Markets (Gross) Index, 2.5% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 2.5% Barclays Capital U.S. Government/Credit: 1-5 Years, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

The Target 2025 Composite Index is a custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 51.0% Dow Jones U.S. Total Stock Market Index, 15.4% MSCI EAFE (Gross) Index, 19.5% Barclays Capital U.S. Aggregate Bond Index, 4.0% FTSE EPRA/NAREIT Global Index, 1.5% Barclays Capital U.S. Aggregate Intermediate Bond Index, 2.6% MSCI Emerging Markets (Gross) Index, 2.0% Barclays Capital U.S. TIPS Index, 2.0% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

Schwab Target Funds 1

Performance at a Glance continued

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	15.97%

Target 2030 Composite Index	14.69%
Fund Category: Morningstar Target-Date 2026-2030	15.42%

Performance Details	pages 14-15

Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	16.29%

Target 2035 Composite Index	14.98%
Fund Category: Morningstar Target-Date 2031-2035	16.12%

Performance Details	pages 16-17

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	16.71%

Target 2040 Composite Index	15.30%
Fund Category: Morningstar Target-Date 2036-2040	16.26%

Performance Details	pages 18-19

Minimum Initial Investment[1]	$ 100

The Target 2030 Composite Index is a custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 55.7% Dow Jones U.S. Total Stock Market Index, 16.9% MSCI EAFE (Gross) Index, 14.6% Barclays Capital U.S. Aggregate Bond Index, 4.3% FTSE EPRA/NAREIT Global Index, 1.0% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.1% MSCI Emerging Markets (Gross) Index, 1.2% Barclays Capital U.S. TIPS Index, 1.2% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

The Target 2035 Composite Index is a custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 59.4% Dow Jones U.S. Total Stock Market Index, 18.6% MSCI EAFE (Gross) Index, 9.5% Barclays Capital U.S. Aggregate Bond Index, 4.6% FTSE EPRA/NAREIT Global Index, 0.9% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.4% MSCI Emerging Markets (Gross) Index, 0.8% Barclays Capital U.S.TIPS Index, 0.8% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

The Target 2040 Composite Index is a custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 62.0% Dow Jones U.S. Total Stock Market Index, 19.4% MSCI EAFE (Gross) Index, 6.1% Barclays Capital U.S. Aggregate Bond Index, 5.0% FTSE EPRA/NAREIT Global Index, 0.9% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.6% MSCI Emerging Markets (Gross) Index, 0.5% Barclays Capital U.S. TIPS Index, 0.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

[1]	Please see prospectus for further details and eligibility requirements.

2 Schwab Target Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the year that ended October 31, 2010, many investors wrestled with news that was mostly negative—the recovery of the U.S. economy remained tepid, unemployment stayed stubbornly high, and the housing market remained weak. In spite of these events, nearly all stock and bond markets produced positive returns, both in the United States and abroad.

The bellwether S&P 500 Index gained 16.52% during the year and international stock markets also rewarded investors as indicated by a return of 8.82% in the MSCI EAFE Index. Growth stocks generally fared better than value stocks in large-, mid-, and small-cap sectors. In fixed income markets, the Barclays Capital U.S. Aggregate Bond Index returned 8.01%.

For the year ending October 31, 2010, all seven Schwab Target Funds generated positive returns for investors, aided by the strong rebound in equities during the latter part of the period and continuing solid performance in the bond markets. Six of the seven funds performed better than their relevant composite indices (benchmarks).

The Schwab Target Funds invest in diversified asset classes and are managed based on the assumption that the investor will retire at about age 65 in approximately the year that is included in the fund’s name. Please read the fund manager’s discussion and analysis on the following pages to learn more about each fund’s approach.

At Schwab, we encourage investors to review their investment strategy periodically in the context of their tolerance for risk, timeline, and established investment plan.

If you have any questions about the Schwab Target Funds or any other Schwab Funds, please call us at 1-800-435-4000. Please also see www.schwabfunds.com for details on each fund including performance results, investment strategy, and prospectus.

Thank you for investing with us.

Sincerely,

Schwab Target Funds 3

The Investment Environment

The past 12 months produced significant positive returns in nearly all major equity and fixed income markets, despite various economic indicators falling short of expectations here in the United States and abroad. Domestic equity markets fared better than international, and growth stocks outperformed value stocks in large-, mid-, and small-cap categories. In the credit markets, inflation-protected bonds were the best performers and U.S. Treasuries had the poorest returns, though they also had solid performance for the 12 months under review.

The return for the S&P 500 Index, which is usually seen as a bellwether for U.S. financial markets, was positive at 16.52%. The international stock markets also had solid overall returns, and the MSCI EAFE Index (Gross) returned 8.82%. In fixed-income, the Barclays Capital U.S. Aggregate Bond Index returned 8.01%, while the Barclays Capital U.S. TIPS Index returned 10.42%, and the Barclays Capital U.S. Treasury Index returned 7.20% for the reporting period.

In a press release dated November 3, 2010, the Federal Reserve (the Fed) described information it had received since its meeting in September 2010, and noted that the pace of recovery in output and employment remained slow. Moreover, persistent high unemployment, coupled with depressed housing prices and a rise in foreclosures, continued to work against the U.S. economic recovery process. In the U.S. fixed income markets, accommodative Fed policy in the form of a near-zero federal funds rate remained intact, and several recent statements from the Fed affirmed that rates will remain low for an extended period of time. Also in November’s press release, the Fed stated that it intended to purchase up to $600 billion of longer-term U.S. Treasuries by the end of the second quarter in 2011.

At the international level, financial markets fluctuated during the reporting period. Ongoing concerns regarding the debt obligations of Greece, Spain, Ireland, and other European countries continued to capture the attention of central banks and resulted in the progressive downgrading of debt in those countries. The news caused temporary turmoil in the U.S. and global financial markets in early May 2010. While there has been some rebounding to pre-May levels in the markets, central banks remain attentive to debt ratios, monetary exchange rates, interest rates, and inflation measurements.

During the reporting period, two economic events caused volatility in the equity and fixed income markets. First, was the Deepwater Horizon oil spill in the Gulf of Mexico on April 20, 2010. The costs—in terms of environmental impact and loss of oil—affected energy-related stocks, which declined on the news. For the reporting period, the Energy Sector was the weakest performing sector in the S&P 500 Index. Second, investor confidence in the United States and abroad was further shaken on May 6, 2010, when the Dow Jones Industrial Average dropped 999 points, within a 30-minute timeframe, before partially regaining some of the decline. The equity market event was subsequently named the “flash crash.” As a result of the flash crash, more than 16,000 trades were cancelled by the major U.S. stock exchanges.

On a more general note in the United States, real Gross Domestic Product (GDP) growth remained lower than hoped for during the reporting period, with the Bureau of Economic Analysis estimating that GDP grew at a rate of 2.0% for the third quarter of 2010. Likewise, the national unemployment rate—as reported by the Bureau of Labor Statistics—was an ongoing concern and hovered just below 10% throughout the 12-month period. Finally, high delinquencies, foreclosures, and stalled foreclosures weighed heavily on the housing sector. The discovery that some institutions had improper or incomplete paperwork on original loan documents brought at least a temporary halt to some foreclosures.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.52%	S&P 500® Index: measures U.S. large-cap stocks

26.58%	Russell 2000® Index: measures U.S. small-cap stocks

8.82%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

8.01%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.11%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Target Funds

Fund Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. He has been the portfolio manager of the funds since 2008. From 2003, until his appointment, he held vice president level positions in product development, investment operations and audit at the firm. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry, with more than 6 of those years spent in portfolio management.

Schwab Target Funds 5

Schwab Target 2010 Fund

The Schwab Target 2010 Fund (the 2010 fund) seeks to provide capital appreciation and income consistent with its current asset allocation. The 2010 fund’s asset allocation as of January 4, 2010 was approximately 40% equity securities, 53% fixed income securities, and 7% money market funds.

The 2010 fund returned 11.99% for the 12-month period, while its comparative index, the Target 2010 Composite Index (the 2010 composite index), returned 12.07%. (For current allocations of the 2010 composite index, please refer to footnote 3 on the following page.)

U.S. equities outpaced international stocks for the reporting period as demonstrated by the Dow Jones U.S. Total Stock Market Index, which returned 18.76%, and the MSCI EAFE Index, which returned 8.82%. Within the U.S. equity market, small-cap stocks outperformed large-cap stocks. The Russell 2000 Index, which measures small-cap stocks, returned 26.58% for the reporting period, while the Russell 1000 Index, which measures large-cap stocks, returned 17.67%. Emerging markets and Global Real Estate, though representing smaller components of the 2010 composite index, were among the best performers. The MSCI Emerging Markets (Gross) Index returned 23.89% and the FTSE EPRA/NAREIT Global (Gross) Index returned 24.75% for the period.

Fixed income securities had positive returns, though they did not perform as well as equities. The best performing component of the fixed income portion of the 2010 composite index was the Barclays Capital U.S. TIPS Index, which returned 9.84%. The Barclays Capital U.S. Aggregate Bond Index was the next best performer and returned 8.01%, while the Barclays Capital U.S. Treasury Bill Index was the worst performer, returning only 0.11%.

Within the equity portion of the 2010 fund, the Laudus International MarketMasters Fund, Select Shares contributed to relative performance by returning 23.68%, outperforming the MSCI EAFE (Gross) Index, which returned 8.82%. In addition, the fund’s exposure to U.S. small-cap stocks contributed to relative performance. On the other hand, the Schwab Core Equity Fund detracted from relative performance, returning 11.77%, while its comparative index, the S&P 500 Index, returned 16.52%.

Within the fixed income portion of the 2010 fund, the PIMCO Total Return Fund was the best performer, returning 11.77%. The Schwab Total Bond Market Fund returned 7.46%, underperforming the Barclays Capital U.S. Aggregate Bond Index, which returned 8.01%. The Schwab Short-Term Bond Market Fund returned 4.63%, below its comparative index, the Barclays Capital U.S. Government/Credit: 1-5 Years Index, which returned 5.21%.

While no significant changes were made to the asset allocation of the 2010 fund, some changes were made to the underlying funds. The Laudus Rosenberg International Small Cap and Discovery Funds were eliminated, and the William Blair International Small Cap Growth Fund, TCW Relative Value Large Cap Fund, and Natixis Loomis Sayles Investment Grade Bond Fund were added.

As of 10/31/10:

 Statistics

Number of Holdings	22
Portfolio Turnover Rate	24%

 Asset Class Weightings % of Investments*

Fixed-Income Funds	52.6%
Equity Funds - Domestic	28.1%
Equity Funds - International	12.2%
Short-Term Investments	7.1%
Total	100.0%

 Top Holdings % of Net Assets1

Schwab Total Bond Market Fund	19.4%
Schwab Short-Term Bond Market Fund	11.8%
Schwab Core Equity Fund	8.5%
Schwab S&P 500 Index Fund	7.4%
PIMCO Total Return Fund, Institutional Shares	5.9%
Schwab Premier Income Fund	5.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares	4.7%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	4.2%
Laudus Growth Investors U.S. Large Cap Growth Fund	4.2%
Laudus International MarketMasters Fund, Select Shares	3.9%
Total	75.5%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[1]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Target Funds

 Schwab Target 2010 Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 1, 2005 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Target 2010 Fund (7/1/05)	11.99%	3.05%	3.31%
Target 2010 Composite Index[3]	12.07%	4.87%	4.88%
Dow Jones U.S. Total Stock Market Index	18.76%	2.36%	2.61%
Barclays Capital U.S. Aggregate Bond Index	8.01%	6.45%	5.73%
Fund Category: Morningstar Target-Date 2000-2010	12.47%	3.84%	3.87%

Fund Expense Ratios4: Net 0.70%; Gross 0.85%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2010 Composite Index is a custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 28.1% Dow Jones U.S. Total Stock Market Index, 8.7% MSCI EAFE (Gross) Index, 29.9% Barclays Capital U.S. Aggregate Bond Index, 1.9% FTSE EPRA/NAREIT Global Index, 5.6% Barclays Capital U.S. Aggregate Intermediate Bond Index, 1.3% MSCI Emerging Markets (Gross) Index, 3.0% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 12.0% Barclays Capital U.S. Government/Credit: 1-5 Years, and 7.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.70%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 7

Schwab Target 2015 Fund

The Schwab Target 2015 Fund (the 2015 fund) seeks to provide capital appreciation and income consistent with its current asset allocation. The 2015 fund’s asset allocation as of January 4, 2010 was approximately 54% equity securities, 41% fixed income securities, and 5% money market funds.

The 2015 fund returned 13.55% for the 12-month period, while its comparative index, the Target 2015 Composite Index (the 2015 composite index), returned 13.38%. (For current allocations of the 2015 composite index, please refer to footnote 3 on the following page.)

U.S. equities outpaced international stocks for the reporting period as demonstrated by the Dow Jones U.S. Total Stock Market Index, which returned 18.76%, and the MSCI EAFE Index, which returned 8.82%. Within the U.S. equity market, small-cap stocks outperformed large-cap stocks. The Russell 2000 Index, which measures small-cap stocks, returned 26.58% for the reporting period, while the Russell 1000 Index, which measures large-cap stocks, returned 17.67%. Emerging markets and Global Real Estate, though representing smaller components of the 2015 composite index, were among the best performers. The MSCI Emerging Markets (Gross) Index returned 23.89% and the FTSE EPRA/NAREIT Global (Gross) Index returned 24.75% for the period.

Fixed income securities had positive returns for the period under review, though they did not perform as well as equities. The best performing component of the fixed income portion of the 2015 composite index was the Barclays Capital U.S. TIPS Index, which returned 9.84%. The Barclays Capital U.S. Aggregate Bond Index was the next best performer and returned 8.01%, while the Barclays Capital U.S. Treasury Bill Index was the worst performer, returning only 0.11%.

Within the equity portion of the 2015 fund, the Laudus International MarketMasters Fund, Select Shares contributed to relative performance by returning 23.68%, far above its benchmark, the MSCI EAFE (Gross) Index, which returned 8.82%. In addition, the fund’s exposure to U.S. small-cap stocks contributed to relative performance. On the other hand, the Schwab Core Equity Fund detracted from relative performance, returning 11.77%, while its benchmark, the S&P 500 Index, returned 16.52%.

Within the fixed income portion of the 2015 fund, the PIMCO Total Return Fund was the best performer, returning 11.77%. The Schwab Total Bond Market Fund returned 7.46%, underperforming its comparative index, the Barclays Capital U.S. Aggregate Bond Index, which returned 8.01%. The Schwab Short-Term Bond Market Fund returned 4.63%, below its comparative index, the Barclays Capital U.S. Government/Credit: 1-5 Years Index, which returned 5.21%.

While no significant changes were made to the asset allocation of the 2015 fund, some changes were made to the underlying funds. The Laudus Rosenberg International Small Cap and Discovery Funds were eliminated, and the William Blair International Small Cap Growth Fund, TCW Relative Value Large Cap Fund, and Natixis Loomis Sayles Investment Grade Bond Fund were added.

As of 10/31/10:

 Statistics

Number of Holdings	22
Portfolio Turnover Rate	13%

 Asset Class Weightings % of Investments*

Fixed-Income Funds	40.9%
Equity Funds - Domestic	37.9%
Equity Funds - International	16.4%
Short-Term Investments	4.8%
Total	100.0%

 Top Holdings % of Net Assets1

Schwab Total Bond Market Fund	17.1%
Schwab Core Equity Fund	11.0%
Schwab S&P 500 Index Fund	9.5%
Schwab Short-Term Bond Market Fund	7.0%
Laudus Growth Investors U.S. Large Cap Growth Fund	5.2%
Laudus International MarketMasters Fund, Select Shares	4.6%
PIMCO Total Return Fund, Institutional Shares	4.5%
Schwab Small-Cap Equity Fund	4.4%
Schwab Premier Income Fund	3.5%
Schwab Global Real Estate Fund	3.3%
Total	70.1%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[1]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Target Funds

 Schwab Target 2015 Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 12, 2008 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	Since Inception

Fund: Schwab Target 2015 Fund (3/12/08)	13.55%	1.99%
Target 2015 Composite Index[3]	13.38%	2.13%
Dow Jones U.S. Total Stock Market Index	18.76%	-0.79%
Barclays Capital U.S. Aggregate Bond Index	8.01%	7.20%
Fund Category: Morningstar Target-Date 2011-2015	13.67%	0.78%

Fund Expense Ratios4: Net 0.78%; Gross 1.61%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2015 Composite Index is a custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 37.7% Dow Jones U.S. Total Stock Market Index, 11.1% MSCI EAFE (Gross) Index, 25.0% Barclays Capital U.S. Aggregate Bond Index, 3.3% FTSE EPRA/NAREIT Global Index, 3.5% Barclays Capital U.S. Aggregate Intermediate Bond Index, 1.9% MSCI Emerging Markets (Gross) Index, 3.0% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 7.0% Barclays Capital U.S. Government/Credit: 1-5 Years, and 5.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.78%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 9

Schwab Target 2020 Fund

The Schwab Target 2020 Fund (the 2020 fund) seeks to provide capital appreciation and income consistent with its current asset allocation. The 2020 fund’s asset allocation as of January 4, 2010 was approximately 65% equity securities, 33% fixed income securities, and 2% money market funds.

The 2020 fund returned 14.47% for the period, while its comparative index, the Target 2020 Composite Index (the 2020 composite index), returned 14.07%. (For current allocations of the 2020 composite index, please refer to footnote 3 on the following page.)

U.S. equities outpaced international stocks for the reporting period as demonstrated by the Dow Jones U.S. Total Stock Market Index, which returned 18.76%, and the MSCI EAFE Index, which returned 8.82%. Within the U.S. equity market, small-cap stocks outperformed large-cap stocks. The Russell 2000 Index, which measures small-cap stocks, returned 26.58% for the reporting period, while the Russell 1000 Index, which measures large-cap stocks, returned 17.67%. Emerging markets and Global Real Estate, though representing smaller components of the 2020 composite index, were among the best performers. The MSCI Emerging Markets (Gross) Index returned 23.89% and the FTSE EPRA/NAREIT Global (Gross) Index returned 24.75% for the period.

Fixed income securities had positive returns for the period under review, though they did not perform as well as equities. The best performing component of the fixed income portion of the 2020 composite index was the Barclays Capital U.S. TIPS Index, which returned 9.84%. The Barclays Capital U.S. Aggregate Bond Index was the next best performer and returned 8.01%, while the Barclays Capital U.S. Treasury Bill Index was the worst performer, returning only 0.11%.

Within the equity portion of the 2020 fund, the Laudus International MarketMasters Fund, Select Shares contributed to performance by returning 23.68%, far above its comparative index, the MSCI EAFE (Gross) Index, which returned 8.82%. The Schwab Small Cap Equity Fund returned 25.31%, which though below the returns of the Russell 2000 Index, still contributed, as did the fund’s overall exposure to U.S. small-cap stocks. The Laudus Growth Investors U.S. Large Cap Growth Fund also made a positive contribution, returning 20.87%. Detractors included the Schwab Core Equity Fund and the Schwab Dividend Equity Fund, which returned 11.77% and 12.42%, respectively. Both funds underperformed the S&P 500 Index, which returned 16.52%.

Within the fixed income portion of the 2020 fund, the PIMCO Total Return Fund was the best performer, returning 11.77%. The Schwab Total Bond Market Fund returned 7.46%, underperforming the Barclays Capital U.S. Aggregate Bond Index, which returned 8.01%.

While no significant changes were made to the asset allocation of the 2020 fund, some changes were made to the underlying funds. The Laudus Rosenberg International Small Cap and Discovery Funds were eliminated, and the William Blair International Small Cap Growth Fund, TCW Relative Value Large Cap Fund, and Natixis Loomis Sayles Investment Grade Bond Fund were added.

As of 10/31/10:

 Statistics

Number of Holdings	22
Portfolio Turnover Rate	15%

 Asset Class Weightings % of Investments*

Equity Funds - Domestic	45.6%
Fixed-Income Funds	32.6%
Equity Funds - International	19.9%
Short-Term Investments	1.9%
Total	100.0%

 Top Holdings % of Net Assets1

Schwab Total Bond Market Fund	18.5%
Schwab Core Equity Fund	13.8%
Schwab S&P 500 Index Fund	12.0%
Laudus Growth Investors U.S. Large Cap Growth Fund	6.7%
Laudus International MarketMasters Fund, Select Shares	5.7%
Schwab Small-Cap Equity Fund	4.8%
Schwab Global Real Estate Fund	3.9%
PIMCO Total Return Fund, Institutional Shares	3.3%
Schwab Dividend Equity Fund	3.1%
Laudus Mondrian International Equity Fund, Institutional Shares	3.0%
Total	74.8%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[1]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Target Funds

 Schwab Target 2020 Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 1, 2005 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Target 2020 Fund (7/1/05)	14.47%	3.60%	3.93%
Target 2020 Composite Index[3]	14.07%	4.56%	4.67%
Dow Jones U.S. Total Stock Market Index	18.76%	2.36%	2.61%
Barclays Capital U.S. Aggregate Bond Index	8.01%	6.45%	5.73%
Fund Category: Morningstar Target-Date 2016-2020	14.13%	3.12%	3.17%

Fund Expense Ratios4: Net 0.80%; Gross 0.89%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2020 Composite Index is a custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 45.4% Dow Jones U.S. Total Stock Market Index, 13.6% MSCI EAFE (Gross) Index, 23.5% Barclays Capital U.S. Aggregate Bond Index, 3.6% FTSE EPRA/NAREIT Global Index, 2.0% Barclays Capital U.S. Aggregate Intermediate Bond Index, 2.4% MSCI Emerging Markets (Gross) Index, 2.5% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 2.5% Barclays Capital U.S. Government/Credit: 1-5 Years, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.80%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 11

Schwab Target 2025 Fund

The Schwab Target 2025 Fund (the 2025 fund) seeks to provide capital appreciation and income consistent with its current asset allocation. The 2025 fund’s asset allocation as of January 4, 2010 was approximately 73% equity securities, 25% fixed income securities, and 2% money market funds.

The 2025 fund returned 15.34% for the 12-month period, while its comparative index, the Target 2025 Composite Index (the 2025 composite index), returned 14.48%. (For current allocations of the 2025 composite index, please refer to footnote 3 on the following page.)

U.S. equities outpaced international stocks for the reporting period as demonstrated by the Dow Jones U.S. Total Stock Market Index, which returned 18.76%, and the MSCI EAFE Index, which returned 8.82%. Within the U.S. equity market, small-cap stocks outperformed large-cap stocks. The Russell 2000 Index, which measures small-cap stocks, returned 26.58% for the reporting period, while the Russell 1000 Index, which measures large-cap stocks, returned 17.67%. Emerging markets and Global Real Estate, though representing smaller components of the 2025 composite index, were among the best performers. The MSCI Emerging Markets (Gross) Index returned 23.89% and the FTSE EPRA/NAREIT Global (Gross) Index returned 24.75% for the period.

Fixed income securities had positive returns for the period under review, though they did not perform as well as equities. The best performing component of the fixed income portion of the 2025 composite index was the Barclays Capital U.S. TIPS Index, which returned 9.84%. The Barclays Capital U.S. Aggregate Bond Index was the next best performer and returned 8.01%, while the Barclays Capital U.S. Treasury Bill Index was the worst performer, returning only 0.11%.

Within the equity portion of the 2025 fund, the Laudus International MarketMasters Fund, Select Shares contributed to performance by returning 23.68%, far above its comparative index, the MSCI EAFE (Gross) Index, which returned 8.82%. The Schwab Small Cap Equity Fund returned 25.31%, which though below the returns of the Russell 2000 Index, still contributed, as did the fund’s overall exposure to U.S. small-cap stocks. The Laudus Growth Investors U.S. Large Cap Growth Fund also made a positive contribution, returning 20.87%. Detractors included the Schwab Core Equity Fund and the Schwab Dividend Equity Fund, which returned 11.77% and 12.42%, respectively. Both funds underperformed the S&P 500 Index, which returned 16.52%.

Within the fixed income portion of the 2025 fund, the PIMCO Total Return Fund was the best performer, returning 11.77%. The Schwab Total Bond Market Fund returned 7.46%, underperforming the Barclays Capital U.S. Aggregate Bond Index, which returned 8.01%.

While no significant changes were made to the asset allocation of the 2025 fund, some changes were made to the underlying funds. The Laudus Rosenberg International Small Cap and Discovery Funds were eliminated and the William Blair International Small Cap Growth Fund, TCW Relative Value Large Cap Fund, and Natixis Loomis Sayles Investment Grade Bond Fund were added.

As of 10/31/10:

 Statistics

Number of Holdings	21
Portfolio Turnover Rate	13%

 Asset Class Weightings % of Investments*

Equity Funds - Domestic	51.3%
Fixed-Income Funds	24.7%
Equity Funds - International	21.9%
Short-Term Investments	2.1%
Total	100.0%

 Top Holdings % of Net Assets1

Schwab Core Equity Fund	15.3%
Schwab Total Bond Market Fund	15.2%
Schwab S&P 500 Index Fund	12.5%
Laudus Growth Investors U.S. Large Cap Growth Fund	7.1%
Laudus International MarketMasters Fund, Select Shares	6.5%
Schwab Small-Cap Equity Fund	6.1%
Schwab Global Real Estate Fund	3.9%
Schwab Dividend Equity Fund	3.7%
TCW Relative Value Large Cap Fund	3.5%
American Century International Growth Fund, Institutional Shares	3.2%
Total	77.0%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[1]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Target Funds

 Schwab Target 2025 Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 12, 2008 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	Since Inception

Fund: Schwab Target 2025 Fund (3/12/08)	15.34%	3.09%
Target 2025 Composite Index[3]	14.48%	1.58%
Dow Jones U.S. Total Stock Market Index	18.76%	-0.79%
Barclays Capital U.S. Aggregate Bond Index	8.01%	7.20%
Fund Category: Morningstar Target-Date 2021-2025	15.30%	0.02%

Fund Expense Ratios4: Net 0.84%; Gross 1.39%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2025 Composite Index is a custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 51.0% Dow Jones U.S. Total Stock Market Index, 15.4% MSCI EAFE (Gross) Index, 19.5% Barclays Capital U.S. Aggregate Bond Index, 4.0% FTSE EPRA/NAREIT Global Index, 1.5% Barclays Capital U.S. Aggregate Intermediate Bond Index, 2.6% MSCI Emerging Markets (Gross) Index, 2.0% Barclays Capital U.S. TIPS Index, 2.0% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.84%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 13

Schwab Target 2030 Fund

The Schwab 2030 Fund (the 2030 fund) seeks to provide capital appreciation and income consistent with its current asset allocation. The 2030 fund’s asset allocation as of January 4, 2010 was approximately 80% equity securities, 18% fixed income securities, and 2% money market funds.

The 2030 fund returned 15.97%, for the 12-month period, while its comparative index, the Target 2030 Composite Index (the 2030 composite index), returned 14.69% (For current allocations of the 2030 composite index, please refer to footnote 3 on the following page.)

U.S. equities outpaced international stocks for the reporting period as demonstrated by the Dow Jones U.S. Total Stock Market Index, which returned 18.76%, and the MSCI EAFE Index, which returned 8.82%. Within the U.S. equity market, small-cap stocks outperformed large-cap stocks. The Russell 2000 Index, which measures small-cap stocks, returned 26.58% for the reporting period, while the Russell 1000 Index, which measures large-cap stocks, returned 17.67%. Emerging markets and Global Real Estate, though representing smaller components of the 2030 composite index, were among the best performers. The MSCI Emerging Markets (Gross) Index returned 23.89% and the FTSE EPRA/NAREIT Global (Gross) Index returned 24.75% for the period.

Fixed income securities had positive returns for the period under review, though they did not perform as well as equities. The best performing component of the fixed income portion of the 2030 composite index was the Barclays Capital U.S. TIPS Index, which returned 9.84%. The Barclays Capital U.S. Aggregate Bond Index was the next best performer and returned 8.01%, while the Barclays Capital U.S. Treasury Bill Index was the worst performer, returning only 0.11%.

Within the equity portion of the 2030 fund, the Laudus International MarketMasters Fund, Select Shares contributed to performance by returning 23.68%, far above its comparative index, the MSCI EAFE (Gross) Index, which returned 8.82%. The Schwab Small Cap Equity Fund returned 25.31%, which though below the returns of the Russell 2000 Index, still contributed, as did the fund’s overall exposure to U.S. small-cap stocks. The Laudus Growth Investors U.S. Large Cap Growth Fund also made a positive contribution, returning 20.87%. Detractors included the Schwab Core Equity Fund and the Schwab Dividend Equity Fund, which returned 11.77% and 12.42%, respectively. Both funds underperformed the S&P 500 Index, which returned 16.52%.

Within the fixed income portion of the 2030 fund, the Schwab Total Bond Market Fund returned 7.46%, underperforming the Barclays Capital U.S. Aggregate Bond Index, which returned 8.01%.

While no significant changes were made to the asset allocation of the 2030 fund, some changes were made to the underlying funds. The Laudus Rosenberg International Small Cap and Discovery Funds were eliminated, and the William Blair International Small Cap Growth Fund and TCW Relative Value Large Cap Fund were added.

As of 10/31/10:

 Statistics

Number of Holdings	20
Portfolio Turnover Rate	14%

 Asset Class Weightings % of Investments*

Equity Funds - Domestic	55.9%
Equity Funds - International	24.4%
Fixed Income	17.6%
Short-Term Investments	2.1%
Total	100.0%

 Top Holdings % of Net Assets1

Schwab Core Equity Fund	16.9%
Schwab S&P 500 Index Fund	12.6%
Schwab Total Bond Market Fund	12.3%
Laudus Growth Investors U.S. Large Cap Growth Fund	7.7%
Schwab Small-Cap Equity Fund	6.9%
Laudus International MarketMasters Fund, Select Shares	6.9%
Schwab Global Real Estate Fund	4.3%
Schwab Dividend Equity Fund	4.2%
TCW Relative Value Large Cap Fund	3.8%
Laudus Small-Cap MarketMasters Fund, Select Shares	3.7%
Total	79.3%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[1]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Target Funds

 Schwab Target 2030 Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 1, 2005 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Target 2030 Fund (7/1/05)	15.97%	3.76%	4.11%
Target 2030 Composite Index[3]	14.69%	4.24%	4.42%
Dow Jones U.S. Total Stock Market Index	18.76%	2.36%	2.61%
Barclays Capital U.S. Aggregate Bond Index	8.01%	6.45%	5.73%
Fund Category: Morningstar Target-Date 2026-2030	15.42%	2.41%	2.67%

Fund Expense Ratios4: Net 0.85%; Gross 0.95%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2030 Composite Index is a custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 55.7% Dow Jones U.S. Total Stock Market Index, 16.9% MSCI EAFE (Gross) Index, 14.6% Barclays Capital U.S. Aggregate Bond Index, 4.3% FTSE EPRA/NAREIT Global Index, 1.0% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.1% MSCI Emerging Markets (Gross) Index, 1.2% Barclays Capital U.S. TIPS Index, 1.2% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.85%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 15

Schwab Target 2035 Fund

The Schwab 2035 Fund (the 2035 fund) seeks to provide capital appreciation and income consistent with its current asset allocation. The 2035 fund’s asset allocation as of January 4, 2010 was approximately 86% equity securities, 12% fixed income securities, and 2% money market funds.

The 2035 fund returned 16.29% for the 12-month period, while its comparative index, the Target 2035 Composite Index (the 2035 composite index), returned 14.98%. (For current allocations of the 2035 composite index, please refer to footnote 3 on the following page.)

U.S. equities outpaced international stocks for the reporting period as demonstrated by the Dow Jones U.S. Total Stock Market Index, which returned 18.76%, and the MSCI EAFE Index, which returned 8.82%. Within the U.S. equity market, small-cap stocks outperformed large-cap stocks. The Russell 2000 Index, which measures small-cap stocks, returned 26.58% for the reporting period, while the Russell 1000 Index, which measures large-cap stocks, returned 17.67%. Emerging markets and Global Real Estate, though representing smaller components of the 2035 composite index, were among the best performers. The MSCI Emerging Markets (Gross) Index returned 23.89% and the FTSE EPRA/NAREIT Global (Gross) Index returned 24.75% for the period.

Fixed income securities had positive returns for the period under review, though they did not perform as well as equities. The best performing component of the fixed income portion of the 2035 composite index was the Barclays Capital U.S. TIPS Index, which returned 9.84%. The Barclays Capital U.S. Aggregate Bond Index was the next best performer and returned 8.01%, while the Barclays Capital U.S. Treasury Bill Index was the worst performer, returning only 0.11%.

Within the equity portion of the 2035 fund, the Laudus International MarketMasters Fund, Select Shares contributed to performance by returning 23.68%, far above its comparative index, the MSCI EAFE (Gross) Index, which returned 8.82%. The Schwab Small Cap Equity Fund returned 25.31%, which though below the returns of the Russell 2000 Index, still contributed, as did the fund’s overall exposure to U.S. small-cap stocks. The Laudus Growth Investors U.S. Large Cap Growth Fund also made a positive contribution, returning 20.87%. Detractors included the Schwab Core Equity Fund and the Schwab Dividend Equity Fund, which returned 11.77% and 12.42%, respectively. Both funds underperformed the S&P 500 Index, which returned 16.52%.

Within the fixed income portion of the 2035 fund, the Schwab Total Bond Market Fund returned 7.46%, underperforming the Barclays Capital U.S. Aggregate Bond Index, which returned 8.01%.

While no significant changes were made to the asset allocation of the 2035 fund, some changes were made to the underlying funds. The Laudus Rosenberg International Small Cap and Discovery Funds were eliminated, and the William Blair International Small Cap Growth Fund and TCW Relative Value Large Cap Fund were added.

As of 10/31/10:

 Statistics

Number of Holdings	20
Portfolio Turnover Rate	14%

 Asset Class Weightings % of Investments*

Equity Funds - Domestic	59.3%
Equity Funds - International	26.6%
Fixed Income Funds	11.8%
Short-Term Investments	2.3%
Total	100.0%

 Top Holdings % of Net Assets1

Schwab Core Equity Fund	19.0%
Schwab S&P 500 Index Fund	12.4%
Schwab Total Bond Market Fund	8.4%
Laudus Growth Investors U.S. Large Cap Growth Fund	8.1%
Laudus International MarketMasters Fund, Select Shares	7.6%
Schwab Small-Cap Equity Fund	7.3%
Schwab Global Real Estate Fund	4.6%
Schwab Dividend Equity Fund	4.5%
TCW Relative Value Large Cap Fund	4.0%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.0%
Total	79.9%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[1]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Target Funds

 Schwab Target 2035 Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 12, 2008 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	Since Inception

Fund: Schwab Target 2035 Fund (3/12/08)	16.29%	2.48%
Target 2035 Composite Index[3]	14.98%	0.90%
Dow Jones U.S. Total Stock Market Index	18.76%	-0.79%
Barclays Capital U.S. Aggregate Bond Index	8.01%	7.20%
Fund Category: Morningstar Target-Date 2031-2035	16.12%	-0.51%

Fund Expense Ratios4: Net 0.89%; Gross 1.53%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2035 Composite Index is a custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 59.4% Dow Jones U.S. Total Stock Market Index, 18.6% MSCI EAFE (Gross) Index, 9.5% Barclays Capital U.S. Aggregate Bond Index, 4.6% FTSE EPRA/NAREIT Global Index, 0.9% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.4% MSCI Emerging Markets (Gross) Index, 0.8% Barclays Capital U.S. TIPS Index, 0.8% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.89%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 17

Schwab Target 2040 Fund

The Schwab Target 2040 Fund (the 2040 fund) seeks to provide capital appreciation and income consistent with its current asset allocation. The 2040 fund’s asset allocation as of January 4, 2010 was approximately 90% equity securities, 8% fixed income securities, and 2% money market funds.

The 2040 fund returned 16.71% for the 12-month period, while its comparative index, the Target 2040 Composite Index (the 2040 composite index), returned 15.30%. (For current allocations of the 2040 composite index, please refer to footnote 3 on the following page.)

U.S. equities outpaced international stocks for the reporting period as demonstrated by the Dow Jones U.S. Total Stock Market Index, which returned 18.76%, and the MSCI EAFE Index, which returned 8.82%. Within the U.S. equity market, small-cap stocks outperformed large-cap stocks. The Russell 2000 Index, which measures small-cap stocks, returned 26.58% for the reporting period, while the Russell 1000 Index, which measures large-cap stocks, returned 17.67%. Emerging markets and Global Real Estate, though representing smaller components of the 2040 composite index, were among the best performers. The MSCI Emerging Markets (Gross) Index returned 23.89% and the FTSE EPRA/NAREIT Global (Gross) Index returned 24.75% for the period.

Fixed income securities had positive returns for the period under review, though they did not perform as well as equities. The best performing component of the fixed income portion of the 2040 composite index was the Barclays Capital U.S. TIPS Index, which returned 9.84%. The Barclays Capital U.S. Aggregate Bond Index was the next best performer and returned 8.01%, while the Barclays Capital U.S. Treasury Bill Index was the worst performer, returning only 0.11%.

Within the equity portion of the 2040 fund, the Laudus International MarketMasters Fund, Select Shares contributed to performance by returning 23.68%, far above its comparative index, the MSCI EAFE (Gross) Index, which returned 8.82%. The Schwab Small Cap Equity Fund returned 25.31%, which though below the returns of the Russell 2000 Index, still contributed, as did the fund’s overall exposure to U.S. small-cap stocks. The Laudus Growth Investors U.S. Large Cap Growth Fund also made a positive contribution, returning 20.87%. Detractors included the Schwab Core Equity Fund and the Schwab Dividend Equity Fund, which returned 11.77% and 12.42%, respectively. Both funds underperformed the S&P 500 Index, which returned 16.52%.

Within the fixed income portion of the 2040 fund, the Schwab Total Bond Market Fund returned 7.46%, underperforming the Barclays Capital U.S. Aggregate Bond Index, which returned 8.01%.

While no significant changes were made to the asset allocation of the 2040 fund, some changes were made to the underlying funds. The Laudus Rosenberg International Small Cap and Discovery Funds were eliminated, and the William Blair International Small Cap Growth Fund and TCW Relative Value Large Cap Fund were added.

As of 10/31/10:

 Statistics

Number of Holdings	20
Portfolio Turnover Rate	15%

 Asset Class Weightings % of Investments*

Equity Funds - Domestic	61.9%
Equity Funds - International	27.8%
Fixed-Income Funds	7.8%
Short-Term Investments	2.5%
Total	100.0%

 Top Holdings % of Net Assets1

Schwab Core Equity Fund	19.9%
Schwab S&P 500 Index Fund	12.6%
Laudus Growth Investors U.S. Large Cap Growth Fund	8.5%
Laudus International MarketMasters Fund, Select Shares	7.8%
Schwab Small-Cap Equity Fund	7.7%
Schwab Total Bond Market Fund	5.2%
Schwab Global Real Estate Fund	4.9%
Schwab Dividend Equity Fund	4.6%
TCW Relative Value Large Cap Fund	4.4%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.2%
Total	79.8%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[1]	This list is not a recommendation of any security by the investment adviser.

18 Schwab Target Funds

 Schwab Target 2040 Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 1, 2005 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Target 2040 Fund (7/1/05)	16.71%	3.75%	4.20%
Target 2040 Composite Index[3]	15.30%	3.99%	4.25%
Dow Jones U.S. Total Stock Market Index	18.76%	2.36%	2.61%
Barclays Capital U.S. Aggregate Bond Index	8.01%	6.45%	5.73%
Fund Category: Morningstar Target-Date 2036-2040	16.26%	2.17%	2.53%

Fund Expense Ratios4: Net 0.88%; Gross 1.02%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2040 Composite Index is a custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 62.0% Dow Jones U.S. Total Stock Market Index, 19.4% MSCI EAFE (Gross) Index, 6.1% Barclays Capital U.S. Aggregate Bond Index, 5.0% FTSE EPRA/NAREIT Global Index, 0.9% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.6% MSCI Emerging Markets (Gross) Index, 0.5% Barclays Capital U.S. TIPS Index, 0.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.88%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Funds 19

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2010 and held through October 31, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/10	at 10/31/10	5/1/10–10/31/10

Schwab Target 2010 Fund
Actual Return	0.00%	$1,000	$1,042.30	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.21	$0.00

Schwab Target 2015 Fund
Actual Return	0.00%	$1,000	$1,041.00	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.21	$0.00

Schwab Target 2020 Fund
Actual Return	0.00%	$1,000	$1,039.50	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.21	$0.00

Schwab Target 2025 Fund
Actual Return	0.00%	$1,000	$1,036.70	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.21	$0.00

Schwab Target 2030 Fund
Actual Return	0.00%	$1,000	$1,033.70	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.21	$0.00

Schwab Target 2035 Fund
Actual Return	0.00%	$1,000	$1,031.00	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.21	$0.00

Schwab Target 2040 Fund
Actual Return	0.00%	$1,000	$1,030.50	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,025.21	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights, which covers a 12-month period. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.

20 Schwab Target Funds

Schwab Target 2010 Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	9.46	8.76	12.65	11.42	10.24

Income (loss) from investment operations:
Net investment income (loss)	0.23	0.28	0.32	0.23	0.22
Net realized and unrealized gains (losses)	0.89	0.75	(3.73)	1.24	1.13

Total from investment operations	1.12	1.03	(3.41)	1.47	1.35
Less distributions:
Distributions from net investment income	(0.24)	(0.33)	(0.38)	(0.21)	(0.17)
Distributions from net realized gains	—	—	(0.10)	(0.03)	—

Total distributions	(0.24)	(0.33)	(0.48)	(0.24)	(0.17)

Net asset value at end of period	10.34	9.46	8.76	12.65	11.42

Total return (%)	11.99	12.24	(27.87)	13.02	13.39

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.00 [2]	0.03 [3]	0.06	0.06	0.06
Gross operating expenses[1]	0.16	0.16	0.11	0.09	0.27
Net investment income (loss)	2.21	3.04	2.89	2.10	2.12
Portfolio turnover rate	24	47	50 [4]	1	0 [5]
Net assets, end of period ($ x 1,000,000)	73	75	80	138	62

1 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
2 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
3 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
4 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.
5 Less than 1%.

See financial notes 21

 Schwab Target 2010 Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.4%	Other Investment Companies	64,120,533	71,547,942
2.3%	Short-Term Investment	1,711,924	1,711,924

99.7%	Total Investments	65,832,457	73,259,866
0.3%	Other Assets and Liabilities, Net		196,984

100.0%	Total Net Assets		73,456,850

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.4% of net assets

Equity Funds 40.3%
American Century International Growth Fund, Institutional Shares	128,228	1,375,889
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	257,141	3,059,982
Laudus International MarketMasters Fund, Select Shares (a)	154,217	2,834,514
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	104,490	1,007,287
Laudus Mondrian International Equity Fund, Institutional Shares (a)	180,223	1,405,739
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	92,390	1,075,421
Schwab Core Equity Fund (a)	395,651	6,243,368
Schwab Dividend Equity Fund (a)	120,811	1,459,400
Schwab Global Real Estate Fund (a)	218,000	1,438,798
Schwab S&P 500 Index Fund (a)	288,821	5,400,956
Schwab Small-Cap Equity Fund (a)*	141,510	1,975,479
TCW Relative Value Large Cap Fund	110,047	1,366,787
William Blair International Small Cap Growth Fund, Institutional Shares	72,810	922,499

		29,566,119

Fixed-Income Funds 52.4%
Laudus Mondrian International Fixed Income Fund (a)	158,494	1,943,142
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	242,331	3,070,337
PIMCO Total Return Fund, Institutional Shares	367,372	4,294,581
Schwab Inflation Protected Fund (a)	202,424	2,265,121
Schwab Premier Income Fund (a)	383,902	4,027,134
Schwab Short-Term Bond Market Fund (a)	936,176	8,640,907
Schwab Total Bond Market Fund (a)	1,518,316	14,272,170

		38,513,392

Money Fund 4.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,468,431	3,468,431

Total Other Investment Companies
(Cost $64,120,533)		71,547,942

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.3% of net assets

Time Deposit 2.3%
HSBC Bank USA
0.03%, 11/01/10	1,711,924	1,711,924

Total Short-Term Investment
(Cost $1,711,924)		1,711,924

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $66,711,772 and the unrealized appreciation and depreciation were $6,885,068 and ($336,974), respectively, with a net unrealized appreciation of $6,548,094.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

22 See financial notes

 Schwab Target 2010 Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments in affiliated underlying funds, at value (cost $54,473,126)		$60,517,849
Investments in unaffiliated issuers, at value (cost $11,359,331)	+	12,742,017

Total investments, at value (cost $65,832,457)		73,259,866
Cash		2
Receivables:
Fund shares sold		196,413
Dividends		73,229
Due from investment adviser		1,159
Interest		4
Prepaid expenses	+	2,129

Total assets		73,532,802

Liabilities

Payables:
Fund shares redeemed		38,623
Accrued expenses	+	37,329

Total liabilities		75,952

Net Assets

Total assets		73,532,802
Total liabilities	−	75,952

Net assets		$73,456,850

Net Assets by Source
Capital received from investors		87,083,283
Net investment income not yet distributed		1,051,515
Net realized capital losses		(22,105,357)
Net unrealized capital gains		7,427,409

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$73,456,850		7,103,845		$10.34

See financial notes 23

 Schwab Target 2010 Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends received from affiliated underlying funds		$1,400,155
Dividends received from unaffiliated underlying funds		240,959
Interest	+	455

Total investment income		1,641,569

Expenses

Professional fees		36,249
Registration fees		25,082
Portfolio accounting fees		16,552
Shareholder reports		13,037
Transfer agent fees		12,548
Trustees’ fees		5,580
Custodian fees		3,729
Other expenses	+	5,330

Total expenses		118,107
Expense reduction by adviser and Schwab	−	116,142

Net expenses	−	1,965

Net investment income		1,639,604

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		4,203
Realized capital gain distributions received from unaffiliated underlying funds		36,897
Net realized losses on sales of affiliated underlying funds		(63,065)
Net realized gains on sales of unaffiliated underlying funds	+	136,383

Net realized gains		114,418
Net unrealized gains on affiliated underlying funds		5,770,382
Net unrealized gains on unaffiliated underlying funds	+	827,640

Net unrealized gains	+	6,598,022

Net realized and unrealized gains		6,712,440

Increase in net assets resulting from operations		$8,352,044

24 See financial notes

 Schwab Target 2010 Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$1,639,604	$2,222,155
Net realized gains (losses)		114,418	(13,258,150)
Net unrealized gains	+	6,598,022	18,996,939

Increase in net assets from operations		8,352,044	7,960,944

Distributions to Shareholders

Distributions from net investment income		$1,828,001	$2,874,831

Transactions in Fund Shares

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,959,676	$19,167,886	1,552,353	$13,458,671
Shares reinvested		179,646	1,724,602	316,983	2,678,503
Shares redeemed	+	(2,950,024)	(28,824,889)	(3,065,299)	(26,187,225)

Net transactions in fund shares		(810,702)	($7,932,401)	(1,195,963)	($10,050,051)

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,914,547	$74,865,208	9,110,510	$79,829,146
Total decrease	+	(810,702)	(1,408,358)	(1,195,963)	(4,963,938)

End of period		7,103,845	$73,456,850	7,914,547	$74,865,208

Net investment income not yet distributed			$1,051,515		$1,210,457

See financial notes 25

Schwab Target 2015 Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	3/12/08[1]–
	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.09	8.15	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16	0.19	0.06
Net realized and unrealized gains (losses)	1.06	0.91	(1.91)

Total from investment operations	1.22	1.10	(1.85)
Less distributions:
Distributions from net investment income	(0.15)	(0.16)	—
Distributions from net realized gains	—	(0.00)[2]	—

Total distributions	(0.15)	(0.16)	—

Net asset value at end of period	10.16	9.09	8.15

Total return (%)	13.55	13.82	(18.50)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	0.00 [5]	0.02 [6]	0.05	[7]
Gross operating expenses[4]	0.39	0.85	1.90	[7]
Net investment income (loss)	1.91	2.57	1.87	[7]
Portfolio turnover rate	13	39	35	[3]
Net assets, end of period ($ x 1,000,000)	37	17	6

1 Commencement of operations.
2 Amount less than $0.01.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
7 Annualized.

26 See financial notes

 Schwab Target 2015 Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	32,378,399	36,261,782
2.7%	Short-Term Investment	986,073	986,073

99.5%	Total Investments	33,364,472	37,247,855
0.5%	Other Assets and Liabilities, Net		201,165

100.0%	Total Net Assets		37,449,020

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 54.0%
American Century International Growth Fund, Institutional Shares	80,646	865,331
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	162,470	1,933,395
Laudus International MarketMasters Fund, Select Shares (a)	94,163	1,730,716
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	74,160	714,902
Laudus Mondrian International Equity Fund, Institutional Shares (a)	111,523	869,878
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	73,572	856,382
Schwab Core Equity Fund (a)	260,145	4,105,094
Schwab Dividend Equity Fund (a)	86,312	1,042,651
Schwab Global Real Estate Fund (a)	186,744	1,232,511
Schwab S&P 500 Index Fund (a)	190,498	3,562,305
Schwab Small-Cap Equity Fund (a)*	116,778	1,630,224
TCW Relative Value Large Cap Fund	78,393	973,636
William Blair International Small Cap Growth Fund, Institutional Shares	56,294	713,241

		20,230,266

Fixed-Income Funds 40.7%
Laudus Mondrian International Fixed Income Fund (a)	76,464	937,448
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	94,463	1,196,847
PIMCO Total Return Fund, Institutional Shares	143,455	1,676,989
Schwab Inflation Protected Fund (a)	99,573	1,114,217
Schwab Premier Income Fund (a)	123,981	1,300,563
Schwab Short-Term Bond Market Fund (a)	281,960	2,602,491
Schwab Total Bond Market Fund (a)	682,054	6,411,310

		15,239,865

Money Fund 2.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	791,651	791,651

Total Other Investment Companies
(Cost $32,378,399)		36,261,782

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.7% of net assets

Time Deposits 2.7%
HSBC Bank USA
0.03%, 11/01/10	986,073	986,073

Total Short-Term Investment
(Cost $986,073)		986,073

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $33,582,131 and the unrealized appreciation and depreciation were $3,665,724 and ($0), respectively, with a net unrealized appreciation of $3,665,724.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 27

 Schwab Target 2015 Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments in affiliated underlying funds, at value (cost $27,446,846)		$30,835,738
Investments in unaffiliated issuers, at value (cost $5,917,626)	+	6,412,117

Total investments, at value (cost $33,364,472)		37,247,855
Cash		1
Receivables:
Fund shares sold		230,083
Dividends		27,553
Due from investment adviser		1,123
Interest		2
Prepaid expenses	+	699

Total assets		37,507,316

Liabilities

Payables:
Fund shares redeemed		32,045
Trustees’ fees		1
Accrued expenses	+	26,250

Total liabilities		58,296

Net Assets

Total assets		37,507,316
Total liabilities	−	58,296

Net assets		$37,449,020

Net Assets by Source
Capital received from investors		34,153,159
Net investment income not yet distributed		356,829
Net realized capital losses		(944,351)
Net unrealized capital gains		3,883,383

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$37,449,020		3,686,212		$10.16

28 See financial notes

 Schwab Target 2015 Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends received from affiliated underlying funds		$445,320
Dividends received from unaffiliated underlying funds		77,051
Interest	+	351

Total investment income		522,722

Expenses

Professional fees		31,045
Registration fees		21,887
Portfolio accounting fees		15,516
Transfer agent fees		14,940
Shareholder reports		7,973
Custodian fees		6,256
Trustees’ fees		5,224
Tax expenses		110
Other expenses	+	3,168

Total expenses		106,119
Expense reduction by adviser and Schwab	−	105,451

Net expenses	−	668

Net investment income		522,054

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		1,013
Realized capital gain distributions received from unaffiliated underlying funds		7,900
Net realized gains on sales of affiliated underlying funds		49,658
Net realized losses on sales of unaffiliated underlying funds	+	(28,252)

Net realized gains		30,319
Net unrealized gains on affiliated underlying funds		2,396,314
Net unrealized gains on unaffiliated underlying funds	+	405,916

Net unrealized gains	+	2,802,230

Net realized and unrealized gains		2,832,549

Increase in net assets resulting from operations		$3,354,603

See financial notes 29

 Schwab Target 2015 Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$522,054	$242,784
Net realized gains (losses)		30,319	(901,988)
Net unrealized gains	+	2,802,230	2,218,470

Increase in net assets from operations		3,354,603	1,559,266

Distributions to Shareholders

Distributions from net investment income		331,163	124,285
Distributions from net realized gains	+	—	1,857

Total distributions		$331,163	$126,142

Transactions in Fund Shares

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,556,420	$24,483,229	1,490,156	$12,410,226
Shares reinvested		33,989	319,494	15,572	123,796
Shares redeemed	+	(787,229)	(7,498,561)	(348,651)	(2,764,888)

Net transactions in fund shares		1,803,180	$17,304,162	1,157,077	$9,769,134

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,883,032	$17,121,418	725,955	$5,919,160
Total increase	+	1,803,180	20,327,602	1,157,077	11,202,258

End of period		3,686,212	$37,449,020	1,883,032	$17,121,418

Net investment income not yet distributed			$356,829		$159,304

30 See financial notes

Schwab Target 2020 Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	9.63	8.59	12.88	11.56	10.28

Income (loss) from investment operations:
Net investment income (loss)	0.20	0.24	0.30	0.21	0.21
Net realized and unrealized gains (losses)	1.18	1.08	(4.11)	1.33	1.25

Total from investment operations	1.38	1.32	(3.81)	1.54	1.46
Less distributions:
Distributions from net investment income	(0.21)	(0.28)	(0.38)	(0.19)	(0.18)
Distributions from net realized gains	—	—	(0.10)	(0.03)	—

Total distributions	(0.21)	(0.28)	(0.48)	(0.22)	(0.18)

Net asset value at end of period	10.80	9.63	8.59	12.88	11.56

Total return (%)	14.47	15.89	(30.59)	13.47	14.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.00 [2]	0.02 [3]	0.04	0.04	0.04
Gross operating expenses[1]	0.07	0.09	0.08	0.07	0.22
Net investment income (loss)	2.01	2.75	2.67	1.84	1.84
Portfolio turnover rate	15	48	34 [4]	—	—
Net assets, end of period ($ x 1,000,000)	240	198	163	225	84

1 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
2 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
3 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
4 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 31

 Schwab Target 2020 Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Other Investment Companies	210,601,088	237,750,790
0.8%	Short-Term Investment	1,891,147	1,891,147

99.9%	Total Investments	212,492,235	239,641,937
0.1%	Other Assets and Liabilities, Net		183,843

100.0%	Total Net Assets		239,825,780

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.1% of net assets

Equity Funds 65.4%
American Century International Growth Fund, Institutional Shares	650,437	6,979,188
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,343,079	15,982,639
Laudus International MarketMasters Fund, Select Shares (a)	741,436	13,627,585
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	608,927	5,870,053
Laudus Mondrian International Equity Fund, Institutional Shares (a)	907,144	7,075,724
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	507,262	5,904,532
Schwab Core Equity Fund (a)	2,097,168	33,093,309
Schwab Dividend Equity Fund (a)	614,539	7,423,632
Schwab Global Real Estate Fund (a)	1,409,411	9,302,110
Schwab S&P 500 Index Fund (a)	1,537,795	28,756,764
Schwab Small-Cap Equity Fund (a)*	815,878	11,389,663
TCW Relative Value Large Cap Fund	537,460	6,675,247
William Blair International Small Cap Growth Fund, Institutional Shares	384,579	4,872,617

		156,953,063

Fixed-Income Funds 32.6%
Laudus Mondrian International Fixed Income Fund (a)	505,910	6,202,460
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	270,768	3,430,634
PIMCO Total Return Fund, Institutional Shares	683,598	7,991,265
Schwab Inflation Protected Fund (a)	517,329	5,788,910
Schwab Premier Income Fund (a)	444,878	4,666,773
Schwab Short-Term Bond Market Fund (a)	623,976	5,759,297
Schwab Total Bond Market Fund (a)	4,709,620	44,270,424

		78,109,763

Money Fund 1.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	2,687,964	2,687,964

Total Other Investment Companies
(Cost $210,601,088)		237,750,790

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
HSBC Bank USA
0.03%, 11/01/10	1,891,147	1,891,147

Total Short-Term Investment
(Cost $1,891,147)		1,891,147

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $214,853,934 and the unrealized appreciation and depreciation were $26,590,514 and ($1,802,511), respectively, with a net unrealized appreciation of $24,788,003.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

32 See financial notes

 Schwab Target 2020 Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments in affiliated underlying funds, at value (cost $185,181,167)		$207,801,839
Investments in unaffiliated issuers, at value (cost $27,311,068)	+	31,840,098

Total investments, at value (cost $212,492,235)		239,641,937
Cash		7
Receivables:
Dividends		154,880
Fund shares sold		146,090
Due from investment adviser		1,564
Interest		5
Prepaid expenses	+	6,024

Total assets		239,950,507

Liabilities

Payables:
Fund shares redeemed		81,505
Accrued expenses	+	43,222

Total liabilities		124,727

Net Assets

Total assets		239,950,507
Total liabilities	−	124,727

Net assets		$239,825,780

Net Assets by Source
Capital received from investors		251,425,025
Net investment income not yet distributed		2,414,159
Net realized capital losses		(41,163,106)
Net unrealized capital gains		27,149,702

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$239,825,780		22,212,469		$10.80

See financial notes 33

 Schwab Target 2020 Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends received from affiliated underlying funds		$3,856,241
Dividends received from unaffiliated underlying funds		557,092
Interest	+	816

Total investment income		4,414,149

Expenses

Professional fees		39,003
Shareholder reports		36,317
Registration fees		27,768
Portfolio accounting fees		19,580
Transfer agent fees		16,508
Custodian fees		6,805
Trustees’ fees		6,220
Interest expense		13
Other expenses	+	10,633

Total expenses		162,847
Expense reduction by adviser and Schwab	−	157,268

Net expenses	−	5,579

Net investment income		4,408,570

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		10,550
Realized capital gain distributions received from unaffiliated underlying funds		63,605
Net realized losses on sales of affiliated underlying funds		(1,900,648)
Net realized losses on sales of unaffiliated underlying funds	+	(26,883)

Net realized losses		(1,853,376)
Net unrealized gains on affiliated underlying funds		23,793,636
Net unrealized gains on unaffiliated underlying funds	+	2,990,621

Net unrealized gains	+	26,784,257

Net realized and unrealized gains		24,930,881

Increase in net assets resulting from operations		$29,339,451

34 See financial notes

 Schwab Target 2020 Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$4,408,570	$4,597,025
Net realized losses		(1,853,376)	(25,689,051)
Net unrealized gains	+	26,784,257	46,819,324

Increase in net assets from operations		29,339,451	25,727,298

Distributions to Shareholders

Distributions from net investment income		$4,326,919	$5,224,288

Transactions in Fund Shares

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,496,962	$55,652,382	4,974,805	$43,181,397
Shares reinvested		420,595	4,197,532	614,157	5,079,079
Shares redeemed	+	(4,256,785)	(42,975,456)	(3,982,867)	(33,565,014)

Net transactions in fund shares		1,660,772	$16,874,458	1,606,095	$14,695,462

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,551,697	$197,938,790	18,945,602	$162,740,318
Total increase	+	1,660,772	41,886,990	1,606,095	35,198,472

End of period		22,212,469	$239,825,780	20,551,697	$197,938,790

Net investment income not yet distributed			$2,414,159		$2,280,442

See financial notes 35

Schwab Target 2025 Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	3/12/08[1]–
	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.21	7.99	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16	0.17	0.05
Net realized and unrealized gains (losses)	1.24	1.21	(2.06)

Total from investment operations	1.40	1.38	(2.01)
Less distributions:
Distributions from net investment income	(0.15)	(0.16)	—

Net asset value at end of period	10.46	9.21	7.99

Total return (%)	15.34	17.61	(20.10)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00 [4]	0.01 [5]	0.04	[6]
Gross operating expenses[3]	0.24	0.57	1.27	[6]
Net investment income (loss)	1.62	2.15	1.60	[6]
Portfolio turnover rate	13	44	3	[2]
Net assets, end of period ($ x 1,000,000)	63	26	8

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
6 Annualized.

36 See financial notes

 Schwab Target 2025 Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.6%	Other Investment Companies	54,080,411	61,914,148
1.1%	Short-Term Investment	686,503	686,503

99.7%	Total Investments	54,766,914	62,600,651
0.3%	Other Assets and Liabilities, Net		168,613

100.0%	Total Net Assets		62,769,264

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.6% of net assets

Equity Funds 73.0%
American Century International Growth Fund, Institutional Shares	187,090	2,007,471
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	376,304	4,478,021
Laudus International MarketMasters Fund, Select Shares (a)	220,596	4,054,547
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	165,977	1,600,020
Laudus Mondrian International Equity Fund, Institutional Shares (a)	255,504	1,992,934
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	161,091	1,875,105
Schwab Core Equity Fund (a)	607,999	9,594,229
Schwab Dividend Equity Fund (a)	194,177	2,345,663
Schwab Global Real Estate Fund (a)	372,729	2,460,012
Schwab S&P 500 Index Fund (a)	418,754	7,830,703
Schwab Small-Cap Equity Fund (a)*	272,929	3,810,089
TCW Relative Value Large Cap Fund	175,351	2,177,854
William Blair International Small Cap Growth Fund, Institutional Shares	127,660	1,617,447

		45,844,095

Fixed-Income Funds 24.6%
Laudus Mondrian International Fixed Income Fund (a)	100,912	1,237,176
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	63,380	803,027
PIMCO Total Return Fund, Institutional Shares	148,790	1,739,356
Schwab Inflation Protected Fund (a)	110,055	1,231,521
Schwab Premier Income Fund (a)	88,407	927,392
Schwab Total Bond Market Fund (a)	1,014,197	9,533,453

		15,471,925

Money Fund 1.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	598,128	598,128

Total Other Investment Companies
(Cost $54,080,411)		61,914,148

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.1% of net assets

Time Deposit 1.1%
HSBC Bank USA
0.03%, 11/01/10	686,503	686,503

Total Short-Term Investment
(Cost $686,503)		686,503

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $55,487,385 and the unrealized appreciation and depreciation were $7,113,266 and ($0), respectively, with a net unrealized appreciation of $7,113,266.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 37

 Schwab Target 2025 Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments in affiliated underlying funds, at value (cost $46,606,086)		$53,568,993
Investments in unaffiliated issuers, at value (cost $8,160,828)	+	9,031,658

Total investments, at value (cost $54,766,914)		62,600,651
Cash		2
Receivables:
Fund shares sold		165,306
Dividends		31,433
Due from investment adviser		1,224
Interest		2
Prepaid expenses	+	1,182

Total assets		62,799,800

Liabilities

Payables:
Fund shares redeemed		2,252
Trustees’ fees		1
Accrued expenses	+	28,283

Total liabilities		30,536

Net Assets

Total assets		62,799,800
Total liabilities	−	30,536

Net assets		$62,769,264

Net Assets by Source
Capital received from investors		55,941,275
Net investment income not yet distributed		447,687
Net realized capital losses		(1,453,435)
Net unrealized capital gains		7,833,737

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$62,769,264		5,998,603		$10.46

38 See financial notes

 Schwab Target 2025 Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends received from affiliated underlying funds		$634,334
Dividends received from unaffiliated underlying funds		93,651
Interest	+	275

Total investment income		728,260

Expenses

Professional fees		31,375
Registration fees		23,630
Portfolio accounting fees		15,874
Shareholder reports		11,277
Transfer agent fees		10,832
Custodian fees		7,906
Trustees’ fees		5,327
Tax expenses		189
Interest expense		10
Other expenses	+	3,613

Total expenses		110,033
Expense reduction by adviser and Schwab	−	108,994

Net expenses	−	1,039

Net investment income		727,221

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		1,228
Realized capital gain distributions received from unaffiliated underlying funds		6,809
Net realized gains on sales of affiliated underlying funds		84,537
Net realized losses on sales of unaffiliated underlying funds	+	(63,321)

Net realized gains		29,253
Net unrealized gains on affiliated underlying funds		4,709,753
Net unrealized gains on unaffiliated underlying funds	+	714,642

Net unrealized gains	+	5,424,395

Net realized and unrealized gains		5,453,648

Increase in net assets resulting from operations		$6,180,869

See financial notes 39

 Schwab Target 2025 Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$727,221	$316,294
Net realized gains (losses)		29,253	(1,459,642)
Net unrealized gains	+	5,424,395	4,325,990

Increase in net assets from operations		6,180,869	3,182,642

Distributions to Shareholders

Distributions from net investment income		$477,680	$176,067

Transactions in Fund Shares

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,957,132	$38,742,638	2,280,389	$18,714,236
Shares reinvested		48,457	468,092	22,308	173,559
Shares redeemed	+	(857,464)	(8,387,723)	(398,454)	(3,214,601)

Net transactions in fund shares		3,148,125	$30,823,007	1,904,243	$15,673,194

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,850,478	$26,243,068	946,235	$7,563,299
Total increase	+	3,148,125	36,526,196	1,904,243	18,679,769

End of period		5,998,603	$62,769,264	2,850,478	$26,243,068

Net investment income not yet distributed			$447,687		$192,214

40 See financial notes

Schwab Target 2030 Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	9.69	8.51	13.15	11.67	10.31

Income (loss) from investment operations:
Net investment income (loss)	0.17	0.20	0.28	0.18	0.19
Net realized and unrealized gains (losses)	1.36	1.23	(4.47)	1.48	1.34

Total from investment operations	1.53	1.43	(4.19)	1.66	1.53
Less distributions:
Distributions from net investment income	(0.17)	(0.25)	(0.35)	(0.16)	(0.17)
Distributions from net realized gains	—	—	(0.10)	(0.02)	—

Total distributions	(0.17)	(0.25)	(0.45)	(0.18)	(0.17)

Net asset value at end of period	11.05	9.69	8.51	13.15	11.67

Total return (%)	15.97	17.31	(32.83)	14.45	14.99

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.00 [2]	0.01 [3]	0.03	0.03	0.03
Gross operating expenses[1]	0.08	0.11	0.10	0.09	0.32
Net investment income (loss)	1.64	2.37	2.35	1.50	1.54
Portfolio turnover rate	14	50	31 [4]	—	—
Net assets, end of period ($ x 1,000,000)	296	200	129	162	56

1 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
2 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
3 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
4 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 41

 Schwab Target 2030 Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.9%	Other Investment Companies	254,925,684	293,003,525
0.9%	Short-Term Investment	2,830,172	2,830,172

99.8%	Total Investments	257,755,856	295,833,697
0.2%	Other Assets and Liabilities, Net		556,694

100.0%	Total Net Assets		296,390,391

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.9% of net assets

Equity Funds 80.1%
American Century International Growth Fund, Institutional Shares	1,001,097	10,741,767
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,911,350	22,745,067
Laudus International MarketMasters Fund, Select Shares (a)	1,112,544	20,448,562
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	944,933	9,109,154
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,357,165	10,585,886
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	934,411	10,876,538
Schwab Core Equity Fund (a)	3,170,535	50,031,049
Schwab Dividend Equity Fund (a)	1,036,860	12,525,265
Schwab Global Real Estate Fund (a)	1,949,136	12,864,297
Schwab S&P 500 Index Fund (a)	1,996,131	37,327,658
Schwab Small-Cap Equity Fund (a)*	1,467,529	20,486,705
TCW Relative Value Large Cap Fund	908,259	11,280,573
William Blair International Small Cap Growth Fund, Institutional Shares	659,541	8,356,386

		237,378,907

Fixed-Income Funds 17.6%
Laudus Mondrian International Fixed Income Fund (a)	277,969	3,407,895
PIMCO Total Return Fund, Institutional Shares	497,402	5,814,632
Schwab Inflation Protected Fund (a)	306,490	3,429,623
Schwab Premier Income Fund (a)	271,020	2,842,996
Schwab Total Bond Market Fund (a)	3,890,485	36,570,562

		52,065,708

Money Fund 1.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,558,910	3,558,910

Total Other Investment Companies
(Cost $254,925,684)		293,003,525

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
HSBC Bank USA
0.03%, 11/01/10	2,830,172	2,830,172

Total Short-Term Investment
(Cost $2,830,172)		2,830,172

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $261,756,591 and the unrealized appreciation and depreciation were $35,177,068 and ($1,099,962), respectively, with a net unrealized appreciation of $34,077,106.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

42 See financial notes

 Schwab Target 2030 Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments in affiliated underlying funds, at value (cost $223,958,364)		$256,810,167
Investments in unaffiliated issuers, at value (cost $33,797,492)	+	39,023,530

Total investments, at value (cost $257,755,856)		295,833,697
Cash		8
Receivables:
Fund shares sold		586,950
Dividends		115,810
Due from investment adviser		1,744
Interest		7
Prepaid expenses	+	6,716

Total assets		296,544,932

Liabilities

Payables:
Fund shares redeemed		102,559
Accrued expenses	+	51,982

Total liabilities		154,541

Net Assets

Total assets		296,544,932
Total liabilities	−	154,541

Net assets		$296,390,391

Net Assets by Source
Capital received from investors		288,957,237
Net investment income not yet distributed		1,997,443
Net realized capital losses		(32,642,130)
Net unrealized capital gains		38,077,841

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$296,390,391		26,833,457		$11.05

See financial notes 43

 Schwab Target 2030 Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends received from affiliated underlying funds		$3,625,654
Dividends received from unaffiliated underlying funds		491,594
Interest	+	1,347

Total investment income		4,118,595

Expenses

Shareholder reports		49,440
Professional fees		39,807
Registration fees		31,702
Transfer agent fees		25,314
Portfolio accounting fees		20,232
Custodian fees		8,792
Trustees’ fees		6,972
Interest expense		14
Other expenses	+	11,599

Total expenses		193,872
Expense reduction by adviser and Schwab	−	187,393

Net expenses	−	6,479

Net investment income		4,112,116

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		5,348
Realized capital gain distributions received from unaffiliated underlying funds		32,660
Net realized losses on sales of affiliated underlying funds		(727,846)
Net realized losses on sales of unaffiliated underlying funds	+	(231,199)

Net realized losses		(921,037)
Net unrealized gains on affiliated underlying funds		29,206,918
Net unrealized gains on unaffiliated underlying funds	+	3,791,473

Net unrealized gains	+	32,998,391

Net realized and unrealized gains		32,077,354

Increase in net assets resulting from operations		$36,189,470

44 See financial notes

 Schwab Target 2030 Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$4,112,116	$3,546,519
Net realized losses		(921,037)	(22,717,978)
Net unrealized gains	+	32,998,391	46,239,164

Increase in net assets from operations		36,189,470	27,067,705

Distributions to Shareholders

Distributions from net investment income		$3,748,936	$3,827,014

Transactions in Fund Shares

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,800,393	$101,143,105	7,905,830	$68,297,504
Shares reinvested		357,901	3,654,170	458,356	3,740,186
Shares redeemed	+	(3,977,327)	(40,925,461)	(2,820,613)	(23,796,445)

Net transactions in fund shares		6,180,967	$63,871,814	5,543,573	$48,241,245

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,652,490	$200,078,043	15,108,917	$128,596,107
Total increase	+	6,180,967	96,312,348	5,543,573	71,481,936

End of period		26,833,457	$296,390,391	20,652,490	$200,078,043

Net investment income not yet distributed			$1,997,443		$1,606,899

See financial notes 45

Schwab Target 2035 Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	3/12/08[1]–
	10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.00	7.76	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13	0.15	0.04
Net realized and unrealized gains (losses)	1.33	1.23	(2.28)

Total from investment operations	1.46	1.38	(2.24)
Less distributions:
Distributions from net investment income	(0.14)	(0.14)	—

Net asset value at end of period	10.32	9.00	7.76

Total return (%)	16.29	18.22	(22.40)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00 [4]	0.01 [5]	0.02	[6]
Gross operating expenses[3]	0.30	0.67	1.57	[6]
Net investment income (loss)	1.38	1.92	1.32	[6]
Portfolio turnover rate	14	49	7	[2]
Net assets, end of period ($ x 1,000,000)	49	22	6

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
6 Annualized.

46 See financial notes

 Schwab Target 2035 Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Other Investment Companies	40,957,487	47,974,413
1.2%	Short-Term Investment	564,948	564,948

99.9%	Total Investments	41,522,435	48,539,361
0.1%	Other Assets and Liabilities, Net		71,544

100.0%	Total Net Assets		48,610,905

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.7% of net assets

Equity Funds 85.8%
American Century International Growth Fund, Institutional Shares	171,166	1,836,610
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	329,447	3,920,422
Laudus International MarketMasters Fund, Select Shares (a)	200,671	3,688,337
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	170,500	1,643,621
Laudus Mondrian International Equity Fund, Institutional Shares (a)	237,275	1,850,748
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	165,847	1,930,464
Schwab Core Equity Fund (a)	585,901	9,245,518
Schwab Dividend Equity Fund (a)	181,555	2,193,189
Schwab Global Real Estate Fund (a)	336,560	2,221,295
Schwab S&P 500 Index Fund (a)	321,333	6,008,933
Schwab Small-Cap Equity Fund (a)*	255,757	3,570,369
TCW Relative Value Large Cap Fund	156,358	1,941,965
William Blair International Small Cap Growth Fund, Institutional Shares	130,785	1,657,051

		41,708,522

Fixed-Income Funds 11.8%
Laudus Mondrian International Fixed Income Fund (a)	30,422	372,972
PIMCO Total Return Fund, Institutional Shares	41,275	482,504
Schwab Inflation Protected Fund (a)	33,211	371,626
Schwab Premier Income Fund (a)	41,431	434,612
Schwab Total Bond Market Fund (a)	431,673	4,057,726

		5,719,440

Money Fund 1.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	546,451	546,451

Total Other Investment Companies
(Cost $40,957,487)		47,974,413

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.2% of net assets

Time Deposit 1.2%
HSBC Bank USA
0.03%, 11/01/10	564,948	564,948

Total Short-Term Investment
(Cost $564,948)		564,948

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $42,310,520 and the unrealized appreciation and depreciation were $6,228,841 and ($0), respectively, with a net unrealized appreciation of $6,228,841.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 47

 Schwab Target 2035 Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments in affiliated underlying funds, at value (cost $35,747,521)		$42,056,283
Investments in unaffiliated issuers, at value (cost $5,774,914)	+	6,483,078

Total investments, at value (cost $41,522,435)		48,539,361
Cash		1
Receivables:
Fund shares sold		243,922
Dividends		12,641
Due from investment adviser		1,067
Interest		1
Prepaid expenses	+	915

Total assets		48,797,908

Liabilities

Payables:
Investments bought		150,000
Fund shares redeemed		7,426
Accrued expenses	+	29,577

Total liabilities		187,003

Net Assets

Total assets		48,797,908
Total liabilities	−	187,003

Net assets		$48,610,905

Net Assets by Source
Capital received from investors		42,647,692
Net investment income not yet distributed		239,022
Net realized capital losses		(1,292,735)
Net unrealized capital gains		7,016,926

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$48,610,905		4,708,687		$10.32

48 See financial notes

 Schwab Target 2035 Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends received from affiliated underlying funds		$437,542
Dividends received from unaffiliated underlying funds		53,578
Interest	+	224

Total investment income		491,344

Expenses

Professional fees		31,244
Registration fees		21,502
Portfolio accounting fees		15,678
Shareholder reports		11,151
Transfer agent fees		10,868
Custodian fees		6,243
Trustees’ fees		5,460
Tax expenses		294
Interest expense		13
Other expenses	+	3,547

Total expenses		106,000
Expense reduction by adviser and Schwab	−	104,837

Net expenses	−	1,163

Net investment income		490,181

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		402
Realized capital gain distributions received from unaffiliated underlying funds		2,398
Net realized gains on sales of affiliated underlying funds		132,876
Net realized losses on sales of unaffiliated underlying funds	+	(60,613)

Net realized gains		75,063
Net unrealized gains on affiliated underlying funds		4,064,591
Net unrealized gains on unaffiliated underlying funds	+	577,514

Net unrealized gains	+	4,642,105

Net realized and unrealized gains		4,717,168

Increase in net assets resulting from operations		$5,207,349

See financial notes 49

 Schwab Target 2035 Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$490,181	$239,401
Net realized gains (losses)		75,063	(1,268,726)
Net unrealized gains	+	4,642,105	3,955,961

Increase in net assets from operations		5,207,349	2,926,636

Distributions to Shareholders

Distributions from net investment income		$384,144	$142,738

Transactions in Fund Shares

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,857,381	$27,484,922	1,878,771	$14,892,391
Shares reinvested		39,144	373,828	18,803	141,021
Shares redeemed	+	(643,422)	(6,161,530)	(235,902)	(1,885,798)

Net transactions in fund shares		2,253,103	$21,697,220	1,661,672	$13,147,614

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,455,584	$22,090,480	793,912	$6,158,968
Total increase	+	2,253,103	26,520,425	1,661,672	15,931,512

End of period		4,708,687	$48,610,905	2,455,584	$22,090,480

Net investment income not yet distributed			$239,022		$130,679

50 See financial notes

Schwab Target 2040 Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	9.71	8.48	13.45	11.83	10.36

Income (loss) from investment operations:
Net investment income (loss)	0.15	0.18	0.28	0.17	0.19
Net realized and unrealized gains (losses)	1.46	1.27	(4.80)	1.62	1.45

Total from investment operations	1.61	1.45	(4.52)	1.79	1.64
Less distributions:
Distributions from net investment income	(0.16)	(0.22)	(0.36)	(0.15)	(0.17)
Distributions from net realized gains	—	—	(0.09)	(0.02)	—

Total distributions	(0.16)	(0.22)	(0.45)	(0.17)	(0.17)

Net asset value at end of period	11.16	9.71	8.48	13.45	11.83

Total return (%)	16.71	17.66	(34.60)	15.32	16.06

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.00 [2]	0.00 [2,3]	0.01	0.01	0.01
Gross operating expenses[1]	0.10	0.15	0.15	0.13	0.48
Net investment income (loss)	1.44	2.15	2.22	1.19	1.26
Portfolio turnover rate	15	51	36 [4]	—	1
Net assets, end of period ($ x 1,000,000)	259	163	94	118	34

1 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
2 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
3 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
4 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 51

 Schwab Target 2040 Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.5%	Other Investment Companies	220,489,184	255,676,492
1.4%	Short-Term Investment	3,583,762	3,583,762

99.9%	Total Investments	224,072,946	259,260,254
0.1%	Other Assets and Liabilities, Net		141,113

100.0%	Total Net Assets		259,401,367

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.5% of net assets

Equity Funds 89.7%
American Century International Growth Fund, Institutional Shares	980,801	10,523,998
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,859,075	22,122,996
Laudus International MarketMasters Fund, Select Shares (a)	1,097,325	20,168,827
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	953,039	9,187,299
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,314,689	10,254,571
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	923,948	10,754,760
Schwab Core Equity Fund (a)	3,272,657	51,642,520
Schwab Dividend Equity Fund (a)	988,816	11,944,901
Schwab Global Real Estate Fund (a)	1,934,150	12,765,388
Schwab S&P 500 Index Fund (a)	1,746,209	32,654,107
Schwab Small-Cap Equity Fund (a)*	1,433,525	20,012,003
TCW Relative Value Large Cap Fund	909,112	11,291,167
William Blair International Small Cap Growth Fund, Institutional Shares	736,174	9,327,327

		232,649,864

Fixed-Income Funds 7.8%
Laudus Mondrian International Fixed Income Fund (a)	100,395	1,230,843
PIMCO Total Return Fund, Institutional Shares	172,965	2,021,962
Schwab Inflation Protected Fund (a)	104,760	1,172,264
Schwab Premier Income Fund (a)	217,552	2,282,117
Schwab Total Bond Market Fund (a)	1,439,236	13,528,823

		20,236,009

Money Fund 1.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	2,790,619	2,790,619

Total Other Investment Companies
(Cost $220,489,184)		255,676,492

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.4% of net assets

Time Deposit 1.4%
HSBC Bank USA
0.03%, 11/01/10	3,583,762	3,583,762

Total Short-Term Investment
(Cost $3,583,762)		3,583,762

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $228,249,789 and the unrealized appreciation and depreciation were $31,154,562 and ($144,097), respectively, with a net unrealized appreciation of $31,010,465.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

52 See financial notes

 Schwab Target 2040 Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments in affiliated underlying funds, at value (cost $192,049,442)		$222,512,038
Investments in unaffiliated issuers, at value (cost $32,023,504)	+	36,748,216

Total investments, at value (cost $224,072,946)		259,260,254
Cash		7
Receivables:
Fund shares sold		686,190
Dividends		46,113
Due from investment adviser		2,215
Interest		9
Prepaid expenses	+	5,633

Total assets		260,000,421

Liabilities

Payables:
Investments bought		400,000
Fund shares redeemed		134,854
Accrued expenses	+	64,200

Total liabilities		599,054

Net Assets

Total assets		260,000,421
Total liabilities	−	599,054

Net assets		$259,401,367

Net Assets by Source
Capital received from investors		249,001,589
Net investment income not yet distributed		1,238,032
Net realized capital losses		(26,025,562)
Net unrealized capital gains		35,187,308

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$259,401,367		23,245,063		$11.16

See financial notes 53

 Schwab Target 2040 Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends received from affiliated underlying funds		$2,688,295
Dividends received from unaffiliated underlying funds		363,338
Interest	+	987

Total investment income		3,052,620

Expenses

Shareholder reports		74,389
Professional fees		39,344
Registration fees		35,629
Transfer agent fees		22,648
Portfolio accounting fees		19,394
Custodian fees		8,467
Trustees’ fees		6,686
Tax expenses		138
Interest expense		18
Other expenses	+	12,708

Total expenses		219,421
Expense reduction by adviser and Schwab	−	211,202

Net expenses	−	8,219

Net investment income		3,044,401

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		1,666
Realized capital gain distributions received from unaffiliated underlying funds		13,446
Net realized losses on sales of affiliated underlying funds		(247,747)
Net realized losses on sales of unaffiliated underlying funds	+	(251,399)

Net realized losses		(484,034)
Net unrealized gains on affiliated underlying funds		25,838,784
Net unrealized gains on unaffiliated underlying funds	+	3,485,551

Net unrealized gains	+	29,324,335

Net realized and unrealized gains		28,840,301

Increase in net assets resulting from operations		$31,884,702

54 See financial notes

 Schwab Target 2040 Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$3,044,401	$2,497,108
Net realized losses		(484,034)	(17,542,173)
Net unrealized gains	+	29,324,335	38,054,415

Increase in net assets from operations		31,884,702	23,009,350

Distributions to Shareholders

Distributions from net investment income		$2,835,524	$2,541,003

Transactions in Fund Shares

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,574,793	$99,582,654	7,414,862	$63,321,372
Shares reinvested		268,561	2,774,235	307,779	2,486,854
Shares redeemed	+	(3,362,169)	(34,829,052)	(2,002,354)	(17,072,127)

Net transactions in fund shares		6,481,185	$67,527,837	5,720,287	$48,736,099

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		16,763,878	$162,824,352	11,043,591	$93,619,906
Total increase	+	6,481,185	96,577,015	5,720,287	69,204,446

End of period		23,245,063	$259,401,367	16,763,878	$162,824,352

Net investment income not yet distributed			$1,238,032		$1,017,933

See financial notes 55

 Schwab Target Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Laudus International MarketMasters Fund
Schwab Target 2010 Fund	Schwab Balanced Fund
Schwab Target 2015 Fund	Schwab Premier Equity Fund
Schwab Target 2020 Fund	Schwab Core Equity Fund
Schwab Target 2025 Fund	Schwab Dividend Equity Fund
Schwab Target 2030 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2035 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2040 Fund	Schwab Hedged Equity Fund
Schwab S&P 500 Index Fund	Schwab Financial Services Fund
Schwab Small-Cap Index Fund	Schwab Health Care Fund
Schwab Total Stock Market Index Fund	Schwab International Core Equity Fund
Schwab International Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental US Small-Mid Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental International Small-Mid-Company Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Fundamental Emerging Markets Index Fund
Laudus Small-Cap MarketMasters Fund	Schwab Monthly Income Fund-Moderate Payout Schwab Monthly Income Fund-Enhanced Payout Schwab Monthly Income Fund-Maximum Payout

The Schwab Target Funds are “fund of funds”. Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed income securities, exchange traded funds (“ETFs”), cash equivalents, including money market securities, and futures. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

The funds offer one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund, as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs

56

 Schwab Target Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such instruments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of October 31, 2010:

Schwab Target 2010 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$71,547,942	$—	$—	$71,547,942
Short-Term Investments(a)	—	1,711,924	—	1,711,924

Total	$71,547,942	$1,711,924	$—	$73,259,866

 57

 Schwab Target Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab Target 2015 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$36,261,782	$—	$—	$36,261,782
Short-Term Investments(a)	—	986,073	—	986,073

Total	$36,261,782	$986,073	$—	$37,247,855

Schwab Target 2020 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$237,750,790	$—	$—	$237,750,790
Short-Term Investments(a)	—	1,891,147	—	1,891,147

Total	$237,750,790	$1,891,147	$—	$239,641,937

Schwab Target 2025 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$61,914,148	$—	$—	$61,914,148
Short-Term Investments(a)	—	686,503	—	686,503

Total	$61,914,148	$686,503	$—	$62,600,651

Schwab Target 2030 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$293,003,525	$—	$—	$293,003,525
Short-Term Investments(a)	—	2,830,172	—	2,830,172

Total	$293,003,525	$2,830,172	$—	$295,833,697

Schwab Target 2035 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$47,974,413	$—	$—	$47,974,413
Short-Term Investments(a)	—	564,948	—	564,948

Total	$47,974,413	$564,948	$—	$48,539,361

58

 Schwab Target Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab Target 2040 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$255,676,492	$—	$—	$255,676,492
Short-Term Investments(a)	—	3,583,762	—	3,583,762

Total	$255,676,492	$3,583,762	$—	$259,260,254

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended October 31, 2010. There were no significant transfers between Level 1 and Level 2 for the period ended October 31, 2010. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds may record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

 59

 Schwab Target Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause the investor to lose money.

Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments will cause the funds to underperform other funds with a similar investment objective.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-, Mid- and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments — bonds or stocks of another capitalization range, for instance — an underlying fund’s large-, mid- or small-cap holdings could reduce performance.

60

 Schwab Target Funds

Financial Notes (continued)

3. Risk factors (continued):

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	Exchange Traded Funds (ETFs) Risk. An underlying fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Emerging Market Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

Direct Investment Risk. The funds may invest a portion of its assets directly in equity and fixed income securities, ETFs, cash equivalents, including money market securities, and futures. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fee under the Plan.

 61

 Schwab Target Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

CSIM and Schwab have agreed with the funds to limit (“expense limitation”) the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the funds to 0.00% for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees.

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of October 31, 2010, the percentages of shares of other related funds owned by each Schwab Target fund are:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Equity Funds:
Laudus Growth Investors U.S. Large Cap Growth Fund	0.9%	0.6%	4.6%	1.3%	6.6%	1.1%	6.4%
Laudus International MarketMasters Fund	0.2%	0.1%	0.8%	0.2%	1.1%	0.2%	1.1%
Laudus Mondrian Emerging Markets Fund	0.7%	0.5%	3.8%	1.0%	5.9%	1.1%	6.0%
Laudus Mondrian International Equity Fund	1.8%	1.1%	8.9%	2.5%	13.3%	2.3%	12.9%
Laudus Small-Cap MarketMasters Fund	0.3%	0.2%	1.5%	0.5%	2.7%	0.5%	2.7%
Schwab Core Equity Fund	0.3%	0.2%	1.8%	0.5%	2.8%	0.5%	2.9%
Schwab Dividend Equity Fund	0.1%	0.1%	0.6%	0.2%	0.9%	0.2%	0.9%
Schwab Global Real Estate Fund	0.8%	0.7%	5.2%	1.4%	7.2%	1.2%	7.1%
Schwab Small-Cap Equity Fund	0.9%	0.7%	5.2%	1.7%	9.4%	1.6%	9.1%
Schwab S&P 500 Index Fund	0.1%	—% *	0.3%	0.1%	0.4%	0.1%	0.3%
Fixed-Income Funds:
Laudus Mondrian International Fixed Income Fund	0.3%	0.2%	1.0%	0.2%	0.6%	0.1%	0.2%
Schwab Inflation Protected Fund	1.1%	0.5%	2.7%	0.6%	1.6%	0.2%	0.6%
Schwab Premier Income Fund	0.8%	0.3%	1.0%	0.2%	0.6%	0.1%	0.5%
Schwab Short-Term Bond Market Fund	3.4%	1.0%	2.3%	—%	—%	—%	—%
Schwab Total Bond Market Fund	1.5%	0.7%	4.7%	1.0%	3.9%	0.4%	1.5%
Money Funds:
Schwab Value Advantage Money Fund	—% *	—% *	—% *	—% *	—% *	—% *	—% *

*	Less than 0.05%

62

 Schwab Target Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended October 31, 2010:

Schwab Target 2010 Fund:

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/09	11/01/09
Underlying Funds	10/31/09	Additions	Sales	10/31/10	10/31/10	to 10/31/10	to 10/31/10

Laudus Growth Investors U.S. Large Cap Growth Fund	346,021	9,474	(98,354)	257,141	$3,059,982	$229,415	$1,661
Laudus International MarketMasters Fund, Select Shares	201,173	11,630	(58,586)	154,217	2,834,514	170,054	38,815
Laudus Mondrian Emerging Markets Fund, Institutional Shares	144,427	2,574	(42,511)	104,490	1,007,287	(44,826)	15,988
Laudus Mondrian International Equity Fund, Institutional Shares	208,765	11,217	(39,759)	180,223	1,405,739	69,310	26,325
Laudus Rosenberg International Small Capitalization Fund, Select Shares	103,026	—	(103,026)	—	—	(412,734)	32,598
Laudus Rosenberg International Discovery Fund, Select Shares	—	41,026	(41,026)	—	—	(19,316)	—
Laudus Small-Cap MarketMasters Fund, Select Shares	107,143	5,020	(19,773)	92,390	1,075,421	51,077	—
Schwab Core Equity Fund	525,387	32,792	(162,528)	395,651	6,243,368	(36,380)	73,449
Schwab Dividend Equity Fund	176,909	1,773	(57,871)	120,811	1,459,400	(63,350)	27,687
Schwab Global Real Estate Fund	270,543	9,175	(61,718)	218,000	1,438,798	(82,884)	118,325
Schwab S&P 500 Index Fund	396,981	18,091	(126,251)	288,821	5,400,956	513,542	94,102
Schwab Small-Cap Equity Fund	200,207	—	(58,697)	141,510	1,975,479	(134,296)	—
Laudus Mondrian International Fixed Income Fund	171,549	—	(13,055)	158,494	1,943,142	19,452	64,266
Schwab Inflation Protected Fund	220,926	—	(18,502)	202,424	2,265,121	1,844	43,402
Schwab Premier Income Fund	299,328	123,401	(38,827)	383,902	4,027,134	5,220	177,555
Schwab Short-Term Bond Market Fund	824,209	188,817	(76,850)	936,176	8,640,907	(15,273)	147,652
Schwab Total Bond Market Fund	1,951,399	90,135	(523,218)	1,518,316	14,272,170	(313,920)	538,527
Schwab Value Advantage Money Fund, Institutional Shares	3,468,431	—	(3,468,431)	—	—	—	1,929
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	3,468,431	—	3,468,431	3,468,431	—	2,077

Total					$60,517,849	$(63,065)	$1,404,358

 63

 Schwab Target Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2015 Fund:

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/09	11/01/09
Underlying Funds	10/31/09	Additions	Sales	10/31/10	10/31/10	to 10/31/10	to 10/31/10

Laudus Growth Investors U.S. Large Cap Growth Fund	93,806	68,664	—	162,470	$1,933,395	$—	$492
Laudus International MarketMasters Fund, Select Shares	53,663	40,500	—	94,163	1,730,716	—	11,882
Laudus Mondrian Emerging Markets Fund, Institutional Shares	42,945	31,215	—	74,160	714,902	—	5,207
Laudus Mondrian International Equity Fund, Institutional Shares	54,576	56,947	—	111,523	869,878	—	7,537
Laudus Rosenberg International Discovery Fund, Select Shares	39,879	13,529	(53,408)	—	—	64,399	6,849
Laudus Small-Cap MarketMasters Fund, Select Shares	39,964	33,608	—	73,572	856,382	—	—
Schwab Core Equity Fund	142,007	118,138	—	260,145	4,105,094	—	24,522
Schwab Dividend Equity Fund	53,194	43,622	(10,504)	86,312	1,042,651	(22,723)	15,968
Schwab Global Real Estate Fund	96,946	89,798	—	186,744	1,232,511	—	64,103
Schwab S&P 500 Index Fund	103,285	87,213	—	190,498	3,562,305	—	27,727
Schwab Small-Cap Equity Fund	65,403	51,375	—	116,778	1,630,224	—	—
Laudus Mondrian International Fixed Income Fund	36,468	39,996	—	76,464	937,448	—	20,054
Schwab Inflation Protected Fund	49,754	49,819	—	99,573	1,114,217	(2)	18,578
Schwab Premier Income Fund	51,813	72,168	—	123,981	1,300,563	—	42,685
Schwab Short- Term Bond Market Fund	115,136	166,824	—	281,960	2,602,491	—	32,375
Schwab Total Bond Market Fund	394,160	418,644	(130,750)	682,054	6,411,310	7,984	167,984
Schwab Value Advantage Money Fund, Institutional Shares	291,651	—	(291,651)	—	—	—	162
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	791,651	—	791,651	791,651	—	208

Total					$30,835,738	$49,658	$446,333

64

 Schwab Target Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2020 Fund:

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/09	11/01/09
Underlying Funds	10/31/09	Additions	Sales	10/31/10	10/31/10	to 10/31/10	to 10/31/10

Laudus Growth Investors U.S. Large Cap Growth Fund	1,268,743	74,336	—	1,343,079	$15,982,639	$—	$6,234
Laudus International MarketMasters Fund, Select Shares	853,416	29,881	(141,861)	741,436	13,627,585	(123,227)	169,830
Laudus Mondrian Emerging Markets Fund, Institutional Shares	699,018	—	(90,091)	608,927	5,870,053	(100,913)	77,381
Laudus Mondrian International Equity Fund, Institutional Shares	760,687	160,044	(13,587)	907,144	7,075,724	24,049	95,923
Laudus Rosenberg International Discovery Fund, Select Shares	158,028	102,564	(260,592)	—	—	180,574	24,099
Laudus Rosenberg International Small Capitalization Fund, Select Shares	349,180	—	(349,180)	—	—	(1,233,363)	110,481
Laudus Small Cap MarketMasters Fund, Select Shares	482,704	24,558	—	507,262	5,904,532	—	—
Schwab Core Equity Fund	1,886,906	210,262	—	2,097,168	33,093,309	—	292,266
Schwab Dividend Equity Fund	600,251	22,741	(8,453)	614,539	7,423,632	(14,962)	125,354
Schwab Global Real Estate Fund	1,461,135	—	(51,724)	1,409,411	9,302,110	(126,207)	684,827
Schwab S&P 500 Index Fund	1,424,906	112,889	—	1,537,795	28,756,764	—	352,421
Schwab Small-Cap Equity Fund	823,630	—	(7,752)	815,878	11,389,663	(40,930)	—
Laudus Mondrian International Fixed Income Fund	405,231	100,679	—	505,910	6,202,460	—	174,396
Schwab Inflation Protected Fund	474,164	70,866	(27,701)	517,329	5,788,910	3,316	109,461
Schwab Premier Income Fund	301,972	157,484	(14,578)	444,878	4,666,773	1,603	189,908
Schwab Short-Term Bond Market Fund	430,997	220,494	(27,515)	623,976	5,759,297	(6,441)	89,934
Schwab Total Bond Market Fund	4,155,259	1,316,604	(762,243)	4,709,620	44,270,424	(464,147)	1,361,171
Schwab Value Advantage Money Fund, Institutional Shares	2,687,964	—	(2,687,964)	—	—	—	1,495
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	2,687,964	—	2,687,964	2,687,964	—	1,610

Total					$207,801,839	($1,900,648)	$3,866,791

 65

 Schwab Target Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2025 Fund:

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/09	11/01/09
Underlying Funds	10/31/09	Additions	Sales	10/31/10	10/31/10	to 10/31/10	to 10/31/10

Laudus Growth Investors U.S. Large Cap Growth Fund	189,884	186,420	—	376,304	$4,478,021	$—	$973
Laudus International MarketMasters Fund, Select Shares	111,683	108,913	—	220,596	4,054,547	—	24,186
Laudus Mondrian Emerging Markets Fund, Institutional Shares	93,626	77,969	(5,618)	165,977	1,600,020	(5,095)	11,336
Laudus Mondrian International Equity Fund, Institutional Shares	115,287	140,217	—	255,504	1,992,934	—	15,768
Laudus Rosenberg International Discovery Fund, Select Shares	88,615	35,299	(123,914)	—	—	162,980	14,870
Laudus Small-Cap MarketMasters Fund, Select Shares	81,309	79,782	—	161,091	1,875,105	—	—
Schwab Core Equity Fund	287,758	320,241	—	607,999	9,594,229	—	48,478
Schwab Dividend Equity Fund	101,563	139,132	(46,518)	194,177	2,345,663	(66,921)	37,039
Schwab Global Real Estate Fund	184,001	188,728	—	372,729	2,460,012	—	122,870
Schwab S&P 500 Index Fund	208,139	214,709	(4,094)	418,754	7,830,703	(2,530)	54,816
Schwab Small-Cap Equity Fund	139,789	133,140	—	272,929	3,810,089	—	—
Laudus Mondrian International Fixed Income Fund	45,910	55,002	—	100,912	1,237,176	—	26,055
Schwab Inflation Protected Fund	52,086	57,969	—	110,055	1,231,521	—	21,438
Schwab Premier Income Fund	—	88,407	—	88,407	927,392	—	25,600
Schwab Total Bond Market Fund	487,276	619,367	(92,446)	1,014,197	9,533,453	(3,897)	231,986
Schwab Value Advantage Money Fund, Institutional Shares	98,128	—	(98,128)	—	—	—	55
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	598,128	—	598,128	598,128	—	92

Total					$53,568,993	$84,537	$635,562

66

 Schwab Target Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2030 Fund:

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/09	11/01/09
Underlying Funds	10/31/09	Additions	Sales	10/31/10	10/31/10	to 10/31/10	to 10/31/10

Laudus Growth Investors U.S. Large Cap Growth Fund	1,571,885	339,465	—	1,911,350	$22,745,067	$—	$7,545
Laudus International MarketMasters Fund, Select Shares	900,944	250,596	(38,996)	1,112,544	20,448,562	(41,739)	184,941
Laudus Mondrian Emerging Markets Fund, Institutional Shares	746,218	218,876	(20,161)	944,933	9,109,154	(6,265)	84,915
Laudus Mondrian International Equity Fund, Institutional Shares	941,822	415,343	—	1,357,165	10,585,886	—	121,257
Laudus Rosenberg International Discovery Fund, Select Shares	312,128	109,399	(421,527)	—	—	598,027	56,818
Laudus Rosenberg International Small Capitalization Fund, Select Shares	288,700	22,629	(311,329)	—	—	(1,098,399)	91,345
Laudus Small-Cap MarketMasters Fund, Select Shares	829,617	104,794	—	934,411	10,876,538	—	—
Schwab Core Equity Fund	2,335,175	835,360	—	3,170,535	50,031,049	—	370,966
Schwab Dividend Equity Fund	756,552	280,308	—	1,036,860	12,525,265	—	187,281
Schwab Global Real Estate Fund	1,609,602	339,534	—	1,949,136	12,864,297	—	837,752
Schwab S&P 500 Index Fund	1,713,949	363,882	(81,699)	1,996,131	37,327,658	(21,049)	429,097
Schwab Small-Cap Equity Fund	1,310,455	157,074	—	1,467,529	20,486,705	—	—
Laudus Mondrian International Fixed Income Fund	211,907	66,062	—	277,969	3,407,895	—	91,738
Schwab Inflation Protected Fund	239,361	67,129	—	306,490	3,429,623	—	63,608
Schwab Premier Income Fund	—	271,020	—	271,020	2,842,996	—	88,905
Schwab Total Bond Market Fund	2,716,062	1,474,420	(299,997)	3,890,485	36,570,562	(158,421)	1,011,810
Schwab Value Advantage Money Fund, Institutional Shares	2,558,910	—	(2,558,910)	—	—	—	1,423
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	3,558,910	—	3,558,910	3,558,910	—	1,601

Total					$256,810,167	($727,846)	$3,631,002

 67

 Schwab Target Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2035 Fund:

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/09	11/01/09
Underlying Funds	10/31/09	Additions	Sales	10/31/10	10/31/10	to 10/31/10	to 10/31/10

Laudus Growth Investors U.S. Large Cap Growth Fund	183,919	145,528	—	329,447	$3,920,422	$—	$949
Laudus International MarketMasters Fund, Select Shares	108,808	91,863	—	200,671	3,688,337	—	23,855
Laudus Mondrian Emerging Markets Fund, Institutional Shares	90,654	79,846	—	170,500	1,643,621	—	11,130
Laudus Mondrian International Equity Fund, Institutional Shares	112,230	125,045	—	237,275	1,850,748	—	15,861
Laudus Rosenberg International Discovery Fund, Select Shares	86,363	38,406	(124,769)	—	—	165,468	14,689
Laudus Small-Cap MarketMasters Fund, Select Shares	92,278	73,569	—	165,847	1,930,464	—	—
Schwab Core Equity Fund	272,719	313,182	—	585,901	9,245,518	—	47,608
Schwab Dividend Equity Fund	97,428	96,732	(12,605)	181,555	2,193,189	(26,550)	30,730
Schwab Global Real Estate Fund	178,902	157,658	—	336,560	2,221,295	—	116,527
Schwab S&P 500 Index Fund	202,672	140,447	(21,786)	321,333	6,008,933	(6,255)	53,554
Schwab Small-Cap Equity Fund	145,838	109,919	—	255,757	3,570,369	—	—
Laudus Mondrian International Fixed Income Fund	14,330	16,092	—	30,422	372,972	—	7,981
Schwab Inflation Protected Fund	17,699	15,512	—	33,211	371,626	—	6,311
Schwab Premier Income Fund	—	41,431	—	41,431	434,612	—	11,890
Schwab Total Bond Market Fund	212,404	224,600	(5,331)	431,673	4,057,726	213	96,760
Schwab Value Advantage Money Fund, Institutional Shares	246,451	—	(246,451)	—	—	—	37
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	546,451	—	546,451	546,451	—	62

Total					$42,056,283	$132,876	$437,944

68

 Schwab Target Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2040 Fund:

	Balance			Balance		Realized	Distribution
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/09	11/01/09
Underlying Funds	10/31/09	Additions	Sales	10/31/10	10/31/10	to 10/31/10	to 10/31/10

Laudus Growth Investors U.S. Large Cap Growth Fund	1,418,425	440,650	—	1,859,075	$22,122,996	$—	$6,831
Laudus International MarketMasters Fund, Select Shares	823,699	295,492	(21,866)	1,097,325	20,168,827	(2,346)	169,238
Laudus Mondrian Emerging Markets Fund, Institutional Shares	703,893	249,146	—	953,039	9,187,299	—	81,762
Laudus Mondrian International Equity Fund, Institutional Shares	884,891	429,798	—	1,314,689	10,254,571	—	114,805
Laudus Rosenberg International Discovery Fund, Select Shares	366,462	148,454	(514,916)	—	—	583,756	63,427
Laudus Rosenberg International Small Capitalization Fund, Select Shares	229,358	—	(229,358)	—	—	(816,270)	72,569
Laudus Small-Cap MarketMasters Fund, Select Shares	712,298	211,650	—	923,948	10,754,760	—	—
Schwab Core Equity Fund	2,164,533	1,108,124	—	3,272,657	51,642,520	—	347,377
Schwab Dividend Equity Fund	704,722	284,094	—	988,816	11,944,901	—	180,499
Schwab Global Real Estate Fund	1,427,866	506,284	—	1,934,150	12,765,388	—	793,936
Schwab S&P 500 Index Fund	1,495,528	386,847	(136,166)	1,746,209	32,654,107	(12,887)	374,450
Schwab Small-Cap Equity Fund	1,131,601	301,924	—	1,433,525	20,012,003	—	—
Laudus Mondrian International Fixed Income Fund	68,032	32,363	—	100,395	1,230,843	—	30,726
Schwab Inflation Protected Fund	78,287	26,473	—	104,760	1,172,264	—	21,433
Schwab Premier Income Fund	—	217,552	—	217,552	2,282,117	—	68,995
Schwab Total Bond Market Fund	951,841	487,395	—	1,439,236	13,528,823	—	361,766
Schwab Value Advantage Money Fund, Institutional Shares	1,990,619	—	(1,990,619)	—	—	—	1,007
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	2,790,619	—	2,790,619	2,790,619	—	1,140

Total					$222,512,038	$(247,747)	$2,689,961

*	Distribution received include distributions from net investment income and capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

 69

 Schwab Target Funds

Financial Notes (continued)

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is included in other expenses in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended October 31, 2010, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Target 2010 Fund	$17,106,311	$25,641,977
Schwab Target 2015 Fund	20,331,709	3,471,080
Schwab Target 2020 Fund	53,896,910	36,460,916
Schwab Target 2025 Fund	36,428,958	5,676,500
Schwab Target 2030 Fund	98,103,486	35,378,757
Schwab Target 2035 Fund	26,182,335	4,789,568
Schwab Target 2040 Fund	96,594,723	30,675,013

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/01/09-10/31/10)	(11/01/08-10/31/09)

Schwab Target 2010 Fund	$3,791	$11,064
Schwab Target 2015 Fund	5,608	3,789
Schwab Target 2020 Fund	12,080	8,656
Schwab Target 2025 Fund	5,393	3,394
Schwab Target 2030 Fund	13,164	14,044
Schwab Target 2035 Fund	8,338	3,619
Schwab Target 2040 Fund	15,078	20,739

70

 Schwab Target Funds

Financial Notes (continued)

9. Federal Income Taxes:

As of October 31, 2010, the components of distributable earnings on a tax-basis were as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed Ordinary income	$1,042,596	$356,086	$2,396,825	$446,900	$1,989,272	$238,919	$1,235,246
Undistributed long-term capital gains	—	—	—	—	—	—	—
Unrealized appreciation	6,885,068	3,665,724	26,590,514	7,113,266	35,177,068	6,228,841	31,154,562
Unrealized depreciation	(336,974)	—	(1,802,511)	—	(1,099,962)	—	(144,097)

Net unrealized appreciation/(depreciation)	$6,548,094	$3,665,724	$24,788,003	$7,113,266	$34,077,106	$6,228,841	$31,010,465

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2010, the following funds had capital loss carryforwards available to offset net capital gains before the expiration dates:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
Expiration Date	Fund	Fund	Fund	Fund	Fund	Fund	Fund

October 31, 2016	$7,957,744	$—	$10,682,406	$—	$6,715,916	$—	$6,366,179
October 31, 2017	13,259,379	725,948	26,262,598	732,177	21,027,180	504,547	15,004,416
October 31, 2018	—	—	1,839,068	—	890,126	—	475,341

Total	$21,217,123	$725,948	$38,784,072	$732,177	$28,633,222	$504,547	$21,845,936

As of October 31, 2010, the funds had capital losses utilized as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Capital losses utilized	$9,875	$17,111	$—	$13,205	$—	$47,394	$—

The tax-basis components of distributions paid during the current and prior periods were:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Current period distributions
Ordinary income	$1,828,001	$331,163	$4,326,919	$477,680	$3,748,936	$384,144	$2,835,524
Long-term capital gains	—	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—	—

Prior period distributions
Ordinary income	$2,874,831	$126,142	$5,224,288	$176,067	$3,827,014	$142,738	$2,541,003
Long-term capital gains	—	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital

 71

 Schwab Target Funds

Financial Notes (continued)

9. Federal Income Taxes (continued):

losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2010, the funds made the following reclassifications:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Capital Shares	$—	($110)	$—	($188)	$—	($294)	($138)
Undistributed net investment income	29,455	6,634	52,066	5,932	27,364	2,306	11,222
Net realized capital gains and losses	(29,455)	(6,524)	(52,066)	(5,744)	(27,364)	(2,012)	(11,084)

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2010, the funds did not incur any interest or penalties.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

72

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, and Schwab Target 2040 Fund (seven of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at October 31, 2010 by correspondence with the custodian and transfer agent of the underlying funds, respectively, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 15, 2010

 73

Other Federal Tax Information (unaudited):

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2010, qualify for the corporate dividends received deduction:

Percentage

Schwab Target 2010 Fund	27.40
Schwab Target 2015 Fund	27.95
Schwab Target 2020 Fund	31.04
Schwab Target 2025 Fund	33.36
Schwab Target 2030 Fund	36.54
Schwab Target 2035 Fund	37.75
Schwab Target 2040 Fund	40.95

For the fiscal year ended October 31, 2010, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2011 via IRS form 1099 of the amounts for use in preparing their 2010 income tax return.

Schwab Target 2010 Fund	$762,047
Schwab Target 2015 Fund	131,798
Schwab Target 2020 Fund	2,106,954
Schwab Target 2025 Fund	228,130
Schwab Target 2030 Fund	2,375,062
Schwab Target 2035 Fund	219,529
Schwab Target 2040 Fund	1,824,062

74

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, and Schwab Target 2040 Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 28, 2010, and June 3, 2010, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 3, 2010. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees

 75

considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

76

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 84 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 2000.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	73	None

 77

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	73	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	84	None

78

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Funds (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Funds (Nov. 1998 – present) and Schwab ETFs (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 79

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

80

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Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call one of the numbers below.

Schwab Funds® direct investors:  1-800-407-0256

© 2010 Schwab Funds. All rights reserved.

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR33732-05

Annual report dated October 31, 2010 enclosed.

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm

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This wrapper is not part of the shareholder report.

Annual Report October 31, 2010

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm

Laudus Small-Cap MarketMasters Fundtm

Laudus International MarketMasters Fundtm

This page is intentionally left blank.

Two distinct Funds, each combining the expertise of leading
investment managers with Schwab’s overall supervision.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudusfunds.com/prospectus.

Total Return for the Report Period

Laudus Small-Cap MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOSX)	22.55%
Select Shares® (Ticker Symbol: SWMSX)	22.66%
Russell 2000® Index	26.58%
Fund Category: Morningstar Small-Cap Growth	26.63%

Performance Details	pages 6-7

Laudus International MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOIX)[1]	23.47%
Select Shares® (Ticker Symbol: SWMIX)[1]	23.68%
MSCI EAFE® Index (Gross)*	8.82%
Fund Category: Morningstar Foreign Large-Cap Growth	17.30%

Performance Details	pages 8-9

Minimum Initial Investment[2]

Investor Shares	$ 100
Select Shares®	$ 50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (Gross) (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[2]	Please see prospectus for further details and eligibility requirements.

2 Laudus MarketMasters Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the year that ended October 31, 2010, many investors wrestled with news that was mostly negative—the recovery of the U.S. economy remained tepid, unemployment stayed stubbornly high, and the housing market remained weak. In spite of these events, nearly all stock and bond markets produced positive returns, both in the United States and abroad.

The bellwether S&P 500 Index gained 16.52% during the year, small-cap stocks measured by the Russell 2000 Index achieved 26.58%, and international stocks as indicated by the MSCI EAFE Index rewarded investors with a return of 8.82%. Growth stocks generally fared better than value stocks in large-, mid-, and small-cap sectors.

For the year ended October 31, 2010, the Laudus MarketMasters Funds generated strong absolute returns. Relative to its benchmark, the Laudus Small-Cap MarketMasters Fund underperformed, due in part to poor stock selection in the energy and financial sectors of the market. The Laudus International MarketMasters Fund outperformed its benchmark, due to robust security selection, sector allocation decisions, and an overweight to emerging markets.

The funds follow a multi-manager strategy, combining the skills and expertise of leading investment managers with the ongoing oversight of Charles Schwab Investment Management, Inc. Please read the fund managers’ discussion and analysis on the following pages to learn more about each fund’s investment approach.

At Schwab, we encourage investors to review their investment strategy periodically in the context of their tolerance for risk, timeline, and established investment plan.

If you have any questions about the Laudus MarketMasters Funds or any other Schwab Funds, please call us at 1-800-435-4000. Please also see www.schwabfunds.com for details on each fund including performance results, investment strategy, and prospectus.

Thank you for investing with us.

Sincerely,

Laudus MarketMasters Funds 3

The Investment Environment

The past 12 months produced significant positive returns in nearly all major equity and fixed income markets, despite various economic indicators falling short of expectations here in the United States and abroad. Domestic equity markets fared better than international, and growth stocks outperformed value stocks in large-, mid-, and small-cap categories. In the credit markets, inflation-protected bonds were the best performers and U.S. Treasuries had the poorest returns, though they also had solid performance for the 12 months under review.

The return for the S&P 500 Index, which is usually seen as a bellwether for U.S. financial markets, was positive at 16.52%. The international stock markets also had solid overall returns, and the MSCI EAFE Index (Gross) returned 8.82%. In fixed-income, the Barclays Capital U.S. Aggregate Bond Index returned 8.01%, while the Barclays Capital U.S. TIPS Index returned 10.42%, and the Barclays Capital U.S. Treasury Index returned 7.20% for the reporting period.

In a press release dated November 3, 2010, the Federal Reserve (the Fed) described information it had received since its meeting in September 2010, and noted that the pace of recovery in output and employment remained slow. Moreover, persistent high unemployment, coupled with depressed housing prices and a rise in foreclosures, continued to work against the U.S. economic recovery process. In the U.S. fixed income markets, accommodative Fed policy in the form of a near-zero federal funds rate remained intact, and several recent statements from the Fed affirmed that rates will remain low for an extended period of time. Also in November’s press release, the Fed stated that it intended to purchase up to $600 billion of longer-term U.S. Treasuries by the end of the second quarter in 2011.

At the international level, financial markets fluctuated during the reporting period. Ongoing concerns regarding the debt obligations of Greece, Spain, Ireland, and other European countries continued to capture the attention of central banks and resulted in the progressive downgrading of debt in those countries. The news caused temporary turmoil in the U.S. and global financial markets in early May 2010. While there has been some rebounding to pre-May levels in the markets, central banks remain attentive to debt ratios, monetary exchange rates, interest rates, and inflation measurements.

During the reporting period, two economic events caused volatility in the equity and fixed income markets. First, was the Deepwater Horizon oil spill in the Gulf of Mexico on April 20, 2010. The costs—in terms of environmental impact and loss of oil—affected energy-related stocks, which declined on the news. For the reporting period, the Energy Sector was the weakest performing sector in the S&P 500 Index. Second, investor confidence in the United States and abroad was further shaken on May 6, 2010, when the Dow Jones Industrial Average dropped 999 points, within a 30-minute timeframe, before partially regaining some of the decline. The equity market event was subsequently named the “flash crash.” As a result of the flash crash, more than 16,000 trades were cancelled by the major U.S. stock exchanges.

On a more general note in the United States, real Gross Domestic Product (GDP) growth remained lower than hoped for during the reporting period, with the Bureau of Economic Analysis estimating that GDP grew at a rate of 2.0% for the third quarter of 2010. Likewise, the national unemployment rate—as reported by the Bureau of Labor Statistics—was an ongoing concern and hovered just below 10% throughout the 12-month period. Finally, high delinquencies, foreclosures, and stalled foreclosures weighed heavily on the housing sector. The discovery that some institutions had improper or incomplete paperwork on original loan documents brought at least a temporary halt to some foreclosures.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.52%	S&P 500® Index: measures U.S. large-cap stocks

26.58%	Russell 2000® Index: measures U.S. small-cap stocks

8.82%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

8.01%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.11%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Laudus MarketMasters Funds

Fund Management

Caroline Lee, a managing director and portfolio manager of the investment adviser, manages the funds. Prior to joining the firm in November 2005, she worked in asset management for over 4 years overseeing subadvisor relationships in the pension group of a major corporation. She has also had 3 years of previous experience in investment management at another financial services firm.

Laudus MarketMasters Funds 5

Laudus Small-Cap MarketMasters Fund™

The Laudus MarketMasters Funds use a multi-manager strategy. Charles Schwab Investment Management, Inc. (CSIM), the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds. Each sub-adviser manages their respective portfolio to a comparative index that reflects their individual process and philosophy. The sub-adviser indices may differ from the comparative index of the overall fund.

The Laudus Small-Cap MarketMasters Fund Investor Shares (the fund) returned 22.55% for the 12-month period, while its comparative index, the Russell 2000 Index (the index), returned 26.58%. The fund seeks long-term capital appreciation.

Poor stock selection in Energy and Financials was the primary source of negative performance relative to the index. Positions in EnergySolutions, Inc. and TeleCommunications Systems, Inc. detracted the most. This was partially offset by positive stock selection in Information Technology. In terms of weighting, an underweight to Financials and Industrials helped the performance of the fund relative to the index, as did an overweight to Information Technology. However, the overweight to Energy detracted.

In looking at absolute performance, all sectors of the index produced positive returns during the reporting period. Materials, Information Technology, and Consumer Discretionary sectors were the largest sources of return, with each one up more than 30%. Health Care and Telecommunications were up by approximately 19% each.

The fund had solid returns for the reporting period, though it did underperform the index. The fund’s underperformance was attributed to the underperformance of three sub-advisers: TCW returned 21.01% and underperformed the Russell Midcap Value Index, which returned 27.49%. Neuberger Berman returned 21.90%, underperforming the Russell 2000 Growth Index, which returned 28.67%. Tocqueville and TAMRO are both benchmarked against the Russell 2000 Index, which returned 26.58%, but Tocqueville underperformed and returned 18.10%, while TAMRO outperformed, returning 34.05%.

As of 10/31/10:

 Statistics

Number of Holdings	248
Weighted Average Market Cap ($ x 1,000,000)	$2,525
Price/Earnings Ratio (P/E)	42.5
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	78%

 Sector Weightings % of Investments

Information Technology	18.7%
Financials	16.1%
Industrials	13.7%
Consumer Discretionary	13.4%
Health Care	12.6%
Energy	6.6%
Materials	6.2%
Consumer Staples	3.2%
Utilities	1.7%
Telecommunication Services	0.8%
Other	7.0%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Bill Barrett Corp.	1.4%
Ultratech, Inc.	1.1%
Air Methods Corp.	1.0%
Brush Engineered Materials, Inc.	1.0%
NETGEAR, Inc.	1.0%
RightNow Technologies, Inc.	0.9%
The Advisory Board Co.	0.9%
Minerals Technologies, Inc.	0.8%
The Corporate Executive Board Co.	0.8%
athenahealth, Inc.	0.8%
Total	9.7%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset categories.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Laudus MarketMasters Funds

 Laudus Small-Cap MarketMasters Fundtm

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudusfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

June 9, 2004 – October 31, 2010
Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception

Investor Shares (9/16/97)	22.55%	2.49%	3.38%	4.72%
Select Shares (6/9/04)	22.66%	2.66%	n/a	3.71%
Russell 2000® Index	26.58%	3.07%	4.89%	(9/16/97) 4.97%
				(6/9/04) 4.47%
Fund Category: Morningstar Small-Cap Growth	26.63%	3.05%	1.72%	(9/16/97) 4.89%
				(6/9/04) 4.15%

Fund Expense Ratios3: Investor Shares: Net 1.46% ; Gross 1.50% / Select Shares: Net 1.31%; Gross 1.45%

 Style Assessment4

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

TAMRO Capital Partners, LLC	Small—Cap Blend	31.7%

TCW Investment Management Company	Small/Mid—Cap Value	26.0%

Tocqueville Asset Management L.P.	Small—Cap Blend/Value	25.6%

Neuberger Berman Management LLC	Small—Cap Growth	12.6%

Cash and other assets	—	4.1%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a multi-fund strategy, performance of the Investor Shares prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Laudus MarketMasters Funds 7

Laudus International MarketMasters Fund™

The Laudus MarketMasters Funds use a multi-manager strategy. Charles Schwab Investment Management, Inc. (CSIM), the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds. Each sub-adviser manages their respective portfolio to a comparative index that reflects their individual process and philosophy. The sub-adviser indices may differ from the comparative index of the overall fund. The fund seeks long-term capital appreciation.

The Laudus International MarketMasters Fund Investor Shares (the fund) returned 23.47% for the 12-month period, while its comparative index, the MSCI EAFE (Gross) Index (the index), returned 8.82%. The fund’s significant outperformance was attributed to sector allocation and security selection. Security selection was positive in nine out of ten sectors, with the strongest performers coming from Industrials, Consumer Discretionary, and Materials. Each of these three sectors was up over 17% for the period. Stock selection was negative in Utilities. The underweight to Financials and Utilities helped relative performance, as did the overweight to Industrials and Consumer Discretionary. The underweight to Telecommunications and Consumer Staples detracted.

The fund’s 13% exposure to emerging markets, which is not represented in the fund’s comparative index, contributed to outperformance. Specifically, stock selection in Brazil, China, and South Africa helped fund performance. In developed countries, stock selection in the United Kingdom, Canada, and Germany also had a positive effect. Detracting, was the fund’s 4% weight in companies that were tax-domiciled within the United States, but derived revenues from international markets.

All five sub-advisers outperformed their respective benchmarks. American Century returned 26.45%, and the MSCI AC World ex U.S. Small/Mid Growth (Gross) Index returned 21.25%. Harris returned 19.53%, outperforming the MSCI World ex U.S. (Gross) Index, which returned 10.10%. Mondrian returned 33.18%, while the MSCI World ex U.S. Small (Gross) Index returned 17.60%. Wentworth, Hauser, and Violich returned 18.94%, outperforming the MSCI EAFE (Gross) Index, which returned 8.82%, and William Blair returned 25.54%, while the MSCI AC World IMI Growth (Gross) Index returned 16.88%.

During the period, the fund’s allocations to certain sub-advised portfolios were adjusted. The changes were based on market trends, outlook for a given market capitalization, investment style, and the sub-advisers’ performance under different market conditions. Specifically, the fund reduced its allocation to the Harris portfolio the international large-cap value and increased its allocation to the American Century portfolio in international small-/mid-cap growth.

As of 10/31/10:
 Country Weightings % of Investments

United Kingdom	18.1%
Japan	11.0%
Switzerland	8.3%
Canada	7.1%
Germany	7.1%
France	6.9%
United States	4.9%
Australia	4.1%
Netherlands	3.4%
Singapore	3.0%
Brazil	2.6%
China	2.5%
Other	21.0%
Total	100.0%

 Statistics

Number of Holdings	608
Weighted Average Market Cap ($ x 1,000,000)	$29,616
Price/Earnings Ratio (P/E)	37.9
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate	83%

 Sector Weightings % of Investments

Industrials	23.3%
Consumer Discretionary	15.4%
Materials	13.3%
Financials	12.3%
Information Technology	8.6%
Energy	8.3%
Consumer Staples	6.5%
Health Care	4.9%
Telecommunication Services	1.6%
Utilities	0.7%
Other	5.1%
Total	100.0%

 Top Equity Holdings % of Net Assets1

The Weir Group plc	1.3%
Potash Corp. of Saskatchewan, Inc.	1.0%
BHP Billiton Ltd. ADR	0.9%
Rotork plc	0.9%
Symrise AG	0.9%
Croda International plc	0.9%
Vale S.A. ADR	0.8%
BNP Paribas	0.8%
Nestle S.A. - Reg’d ADR	0.8%
Rio Tinto plc ADR	0.8%
Total	9.1%

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

8 Laudus MarketMasters Funds

 Laudus International MarketMasters Fundtm

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudusfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment in Investor Shares1

April 2, 2004 – October 31, 2010
Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception

Investor Shares (10/16/96)	23.47%	6.95%	6.10%	9.29%
Select Shares (4/2/04)	23.68%	7.11%	n/a	8.80%
MSCI EAFE Index® (Gross)*	8.82%	3.79%	3.61%	(10/16/96) 4.89%
				(4/2/04) 5.93%
Fund Category: Morningstar Foreign Large-Cap Growth	17.30%	5.19%	3.24%	(10/16/96) 6.04%
				(4/2/04) 6.52%
Fund Expense Ratios3: Investor Shares: 1.63% / Select Shares: Net 1.48%; Gross 1.58%

 Style Assessment4

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

American Century Global Investment Management, Inc.	International Small/Mid—Cap Growth	21.2%

Wentworth, Hauser and Violich, Inc./Hirayama Investments, LLC	International Large—Cap Growth	11.5%

Harris Associates L.P.	International Large—Cap Value	17.3%

William Blair & Company, LLC	International Multi—Cap Growth	21.3%

Mondrian Investment Partners Limited	International Small—Cap Value	25.4%

Cash and other assets	—	3.3%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a multi-fund strategy, performance of the Investor Shares prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (Gross) (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Laudus MarketMasters Funds 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2010 and held through October 31, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/10	at 10/31/10	5/1/10–10/31/10

Laudus Small-Cap MarketMasters Fundtm
Investor Shares
Actual Return	1.46%	$1,000	$993.10	$7.33
Hypothetical 5% Return	1.46%	$1,000	$1,017.85	$7.43
Select Shares
Actual Return	1.31%	$1,000	$993.20	$6.58
Hypothetical 5% Return	1.31%	$1,000	$1,018.60	$6.67

Laudus International MarketMasters Fundtm
Investor Shares
Actual Return	1.60%	$1,000	$1,092.20	$8.44
Hypothetical 5% Return	1.60%	$1,000	$1,017.14	$8.13
Select Shares
Actual Return	1.48%	$1,000	$1,092.70	$7.81
Hypothetical 5% Return	1.48%	$1,000	$1,017.74	$7.53

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights, which covers a 12-month period.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.

10 Laudus MarketMasters Funds

Laudus Small-Cap MarketMasters Fund™

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
Investor Shares	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	9.40	8.78	13.74	14.20	13.38

Income (loss) from investment operations:
Net investment income (loss)	(0.08)[1]	(0.05)[1]	(0.04)[1]	(0.08)[1]	(0.13)
Net realized and unrealized gains (losses)	2.20	0.67	(4.59)	1.81	2.08

Total from investment operations	2.12	0.62	(4.63)	1.73	1.95
Less distributions:
Distributions from net investment income	—	(0.00)[2]	—	—	—
Distributions from net realized gains	—	—	(0.33)	(2.19)	(1.13)

Total distributions	—	(0.00)[2]	(0.33)	(2.19)	(1.13)

Net asset value at end of period	11.52	9.40	8.78	13.74	14.20

Total return (%)	22.55	7.10	(34.34)	13.79	15.33

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.46	1.48 [3]	1.48	1.51 [4]	1.48 [4]
Gross operating expenses	1.50	1.50	1.48	1.59	1.63
Net investment income (loss)	(0.72)	(0.64)	(0.38)	(0.60)	(0.82)
Portfolio turnover rate	78	129	134	83	105
Net assets, end of period ($ x 1,000,000)	68	64	64	99	95

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
Select Shares	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	9.49	8.86	13.85	14.27	13.41

Income (loss) from investment operations:
Net investment income (loss)	(0.06)[1]	(0.04)[1]	(0.04)[1]	(0.04)[1]	(0.02)
Net realized and unrealized gains (losses)	2.21	0.68	(4.62)	1.81	2.01

Total from investment operations	2.15	0.64	(4.66)	1.77	1.99
Less distributions:
Distributions from net investment income	—	(0.01)	—	—	—
Distributions from net realized gains	—	—	(0.33)	(2.19)	(1.13)

Total distributions	—	(0.01)	(0.33)	(2.19)	(1.13)

Net asset value at end of period	11.64	9.49	8.86	13.85	14.27

Total return (%)	22.66	7.29	(34.28)	14.04	15.61

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.32 [5]	1.33 [3]	1.37	1.36 [6]	1.16 [6]
Gross operating expenses	1.45	1.45	1.44	1.66	1.55
Net investment income (loss)	(0.58)	(0.48)	(0.31)	(0.29)	(0.43)
Portfolio turnover rate	78	129	134	83	105
Net assets, end of period ($ x 1,000,000)	337	292	260	437	7

1 Calculated based on the average shares outstanding during the period.
2 Per share amount was less than $0.01.
3 Effective February 28, 2009, the operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
4 The ratio of net operating expenses would have been 1.55% and 1.55% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been incurred.
5 The ratio of net operating expenses would have been 1.31% if certain non-routine expense had not been incurred.
6 The ratio of net operating expenses would have been 1.36% and 1.37% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been incurred.

See financial notes 11

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

91.0%	Common Stock	303,168,155	368,167,461
0.7%	Foreign Common Stock	3,450,078	3,148,933
6.5%	Other Investment Company	26,247,351	26,247,351
0.4%	Short-Term Investment	1,543,140	1,543,140

98.6%	Total Investments	334,408,724	399,106,885
1.4%	Other Assets and Liabilities, Net		5,564,037

100.0%	Net Assets		404,670,922

	Number	Value
Security	of Shares	($)

Common Stock 91.0% of net assets

Automobiles & Components 0.3%
Winnebago Industries, Inc. *	127,648	1,276,480

Banks 6.3%
Bank of the Ozarks, Inc.	66,934	2,544,161
Comerica, Inc.	49,300	1,763,954
East West Bancorp, Inc.	148,654	2,620,770
First Horizon National Corp. *	111,208	1,122,089
Fulton Financial Corp.	175,895	1,642,859
Glacier Bancorp, Inc.	170,424	2,215,512
IBERIABANK Corp.	37,200	1,936,260
KeyCorp	220,200	1,803,438
MB Financial, Inc.	58,100	865,109
New York Community Bancorp, Inc.	82,846	1,402,583
Pinnacle Financial Partners, Inc. *	77,500	884,275
Synovus Financial Corp.	852,840	1,842,135
TCF Financial Corp.	119,200	1,568,672
Umpqua Holdings Corp.	214,900	2,363,900
Wilmington Trust Corp.	115,055	818,041

		25,393,758

Capital Goods 8.9%
Actuant Corp., Class A	27,700	622,419
BE Aerospace, Inc. *	33,700	1,238,812
Ceradyne, Inc. *	87,100	2,073,851
Chicago Bridge & Iron Co., N.V., NY Shares *	51,356	1,294,685
Colfax Corp. *	103,359	1,660,979
DigitalGlobe, Inc. *	17,200	561,580
Dover Corp.	32,400	1,720,440
ESCO Technologies, Inc.	59,242	2,030,816
Franklin Electric Co., Inc.	45,336	1,637,083
Global Defense Technology & Systems, Inc. *	46,400	635,680
HEICO Corp.	36,125	1,798,302
Hexcel Corp. *	123,200	2,189,264
Jacobs Engineering Group, Inc. *	31,607	1,220,346
Joy Global, Inc.	31,500	2,234,925
Kennametal, Inc.	51,600	1,761,624
MSC Industrial Direct Co., Inc., Class A	10,700	609,258
Nordson Corp.	8,400	655,368
Polypore International, Inc. *	20,700	688,689
Rockwell Collins, Inc.	27,000	1,633,770
SPX Corp.	31,760	2,129,826
Terex Corp. *	97,027	2,178,256
WABCO Holdings, Inc. *	53,500	2,483,470
Wabtec Corp.	50,068	2,345,185
Watsco, Inc.	9,200	514,924

		35,919,552

Commercial & Professional Supplies 3.4%
Administaff, Inc.	77,200	2,023,412
Clean Harbors, Inc. *	41,500	2,925,750
EnergySolutions, Inc.	487,800	2,287,782
The Advisory Board Co. *	73,978	3,462,910
The Corporate Executive Board Co.	105,272	3,288,698

		13,988,552

Consumer Durables & Apparel 2.9%
Deckers Outdoor Corp. *	8,800	511,280
Fortune Brands, Inc.	26,600	1,437,730
Harman International Industries, Inc. *	90,720	3,043,656
Jarden Corp.	46,800	1,500,408
Lennar Corp., Class A	75,900	1,101,309
Liz Claiborne, Inc. *	229,042	1,401,737
Maidenform Brands, Inc. *	18,300	489,708
Steven Madden Ltd. *	12,250	518,175
The Warnaco Group, Inc. *	12,700	674,497
Toll Brothers, Inc. *	55,100	988,494
Vera Bradley, Inc. *	6,500	177,775

		11,844,769

Consumer Services 3.5%
7 Days Group Holdings Ltd. ADR *	29,300	588,051
BJ’s Restaurants, Inc. *	93,462	3,098,265
Gaylord Entertainment Co. (a)*	24,100	803,494
Grand Canyon Education, Inc. *	111,327	2,094,061
Home Inns & Hotels Management, Inc. ADR *	10,500	537,180
International Speedway Corp., Class A	59,112	1,350,118
Marriott International, Inc., Class A	29,243	1,083,453
Orient-Express Hotels Ltd., Class A *	123,600	1,564,776
Steiner Leisure Ltd. *	14,400	558,288
Texas Roadhouse, Inc. *	153,996	2,365,379

		14,043,065

12 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Diversified Financials 2.4%
GAMCO Investors, Inc., Class A	46,950	2,011,338
Green Dot Corp., Class A *	10,800	548,640
HFF, Inc., Class A *	48,900	480,687
Invesco Ltd.	45,905	1,055,815
KBW, Inc.	36,900	933,570
Knight Capital Group, Inc., Class A *	150,860	1,965,706
Portfolio Recovery Associates, Inc. *	8,800	590,040
Raymond James Financial, Inc.	81,617	2,303,232
Teton Advisors, Inc., Class A *	1,198	10,183

		9,899,211

Energy 6.5%
Bill Barrett Corp. *	147,824	5,580,356
Brigham Exploration Co. *	38,700	816,183
Cameron International Corp. *	34,100	1,491,875
Concho Resources, Inc. *	10,200	700,434
CONSOL Energy, Inc.	25,900	952,084
Denbury Resources, Inc. *	118,000	2,008,360
Murphy Oil Corp.	18,750	1,221,750
Oceaneering International, Inc. *	31,900	1,973,653
Petrohawk Energy Corp. *	91,800	1,561,518
Precision Drilling Corp. *	311,280	2,427,984
Rosetta Resources, Inc. *	26,400	631,224
TETRA Technologies, Inc. *	175,700	1,714,832
Unit Corp. *	65,300	2,561,719
VAALCO Energy, Inc. *	241,130	1,417,844
Weatherford International Ltd. *	66,500	1,117,865

		26,177,681

Food & Staples Retailing 0.9%
BJ’s Wholesale Club, Inc. *	33,900	1,414,647
United Natural Foods, Inc. *	60,551	2,165,304

		3,579,951

Food, Beverage & Tobacco 2.1%
Diamond Foods, Inc.	16,400	724,880
Molson Coors Brewing Co., Class B	26,100	1,232,703
The Hain Celestial Group, Inc. *	70,300	1,738,519
The JM Smucker Co.	27,900	1,793,412
TreeHouse Foods, Inc. *	62,259	2,907,495

		8,397,009

Health Care Equipment & Services 7.6%
Air Methods Corp. *	101,200	4,139,080
Allscripts Healthcare Solutions, Inc. *	151,000	2,882,590
Analogic Corp.	37,304	1,702,181
athenahealth, Inc. *	81,248	3,247,483
Cyberonics, Inc. *	25,500	701,505
Health Management Associates, Inc., Class A *	310,320	2,485,663
HMS Holdings Corp. *	12,800	769,408
IPC The Hospitalist Co. *	21,700	695,051
Neogen Corp. *	16,200	541,404
NuVasive, Inc. *	65,182	1,707,768
Quality Systems, Inc.	40,499	2,602,466
Sirona Dental Systems, Inc. *	21,200	798,180
SXC Health Solutions Corp. *	16,800	654,528
Teleflex, Inc.	40,313	2,247,450
Thoratec Corp. *	58,100	1,896,384
Volcano Corp. *	29,200	713,064
Wright Medical Group, Inc. *	148,100	1,975,654
Zoll Medical Corp. *	36,600	1,190,598

		30,950,457

Household & Personal Products 0.2%
WD-40 Co.	24,700	911,183

Insurance 1.2%
Arch Capital Group Ltd. *	23,354	2,017,552
Assurant, Inc.	39,910	1,578,041
PartnerRe Ltd.	18,000	1,427,760

		5,023,353

Materials 6.1%
Brush Engineered Materials, Inc. *	123,400	4,090,710
Calgon Carbon Corp. *	126,300	1,895,763
Commercial Metals Co.	137,300	1,905,724
Cytec Industries, Inc.	48,150	2,384,388
Ferro Corp. *	53,300	731,276
Horsehead Holding Corp. *	113,200	1,237,276
International Flavors & Fragrances, Inc.	43,000	2,156,880
Landec Corp. *	122,000	767,380
Minerals Technologies, Inc.	56,900	3,338,323
Royal Gold, Inc.	48,732	2,412,721
Sensient Technologies Corp.	21,300	688,203
Solutia, Inc. *	41,400	749,754
Texas Industries, Inc.	69,370	2,370,373

		24,728,771

Media 1.7%
DreamWorks Animation SKG, Inc., Class A *	52,300	1,846,190
Morningstar, Inc. *	54,260	2,648,973
The E.W. Scripps Co., Class A *	273,906	2,393,939

		6,889,102

Pharmaceuticals, Biotechnology & Life Sciences 4.8%
Alexion Pharmaceuticals, Inc. *	12,000	819,600
Alkermes, Inc. *	252,600	2,922,582
Covance, Inc. *	42,600	2,001,774
eResearch Technology, Inc. *	239,600	1,825,752
Inspire Pharmaceuticals, Inc. *	294,700	2,062,900
Isis Pharmaceuticals, Inc. *	168,400	1,539,176
Medicis Pharmaceutical Corp., Class A	19,100	568,225
Myriad Genetics, Inc. *	110,300	2,198,279
Pharmaceutical Product Development, Inc.	76,900	1,984,789
Salix Pharmaceuticals Ltd. *	18,300	692,289
Thermo Fisher Scientific, Inc. *	20,800	1,069,536
United Therapeutics Corp. *	26,339	1,580,340

		19,265,242

See financial notes 13

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Real Estate 5.5%
BioMed Realty Trust, Inc.	126,885	2,328,340
Boston Properties, Inc.	3,500	301,665
Colonial Properties Trust	141,214	2,531,967
Digital Realty Trust, Inc.	17,760	1,060,805
Federal Realty Investment Trust	18,000	1,475,640
Health Care REIT, Inc.	34,400	1,757,840
Home Properties, Inc.	21,600	1,176,120
Kilroy Realty Corp.	50,360	1,720,801
LaSalle Hotel Properties	100,355	2,377,410
Liberty Property Trust	53,105	1,776,893
Redwood Trust, Inc.	163,552	2,319,167
Regency Centers Corp.	23,960	1,010,633
Washington Real Estate Investment Trust	73,574	2,356,575

		22,193,856

Retailing 4.9%
Aaron’s, Inc.	78,431	1,479,209
Abercrombie & Fitch Co., Class A	52,000	2,228,720
American Eagle Outfitters, Inc.	132,400	2,119,724
Blue Nile, Inc. *	32,820	1,398,132
DSW, Inc., Class A *	69,904	2,325,706
Foot Locker, Inc.	144,600	2,303,478
hhgregg, Inc. *	15,900	366,336
Hibbett Sports, Inc. *	21,600	582,120
HSN, Inc. *	16,700	499,998
Lumber Liquidators Holdings, Inc. *	93,185	2,243,895
Macy’s, Inc.	57,724	1,364,595
MakeMyTrip Ltd. *	14,600	527,790
Tractor Supply Co.	41,200	1,631,520
Vitamin Shoppe, Inc. *	21,200	589,572

		19,660,795

Semiconductors & Semiconductor Equipment 3.2%
Avago Technologies Ltd. *	78,700	1,942,316
Broadcom Corp., Class A	29,100	1,185,534
Cavium Networks, Inc. *	19,300	615,091
IXYS Corp. *	103,100	1,055,744
Maxim Integrated Products, Inc.	71,675	1,552,481
Silicon Image, Inc. *	396,400	2,437,860
Ultratech, Inc. *	235,200	4,306,512

		13,095,538

Software & Services 10.3%
Blackboard, Inc. *	53,378	2,227,998
Camelot Information Systems, Inc. ADS *	29,000	464,870
DemandTec, Inc. *	121,220	1,282,508
FactSet Research Systems, Inc.	29,307	2,572,568
Fair Isaac Corp.	123,400	2,966,536
Fortinet, Inc. *	18,700	561,000
Global Payments, Inc.	22,400	872,704
IAC/InterActiveCorp *	28,000	781,200
Lionbridge Technologies, Inc. *	380,400	1,902,000
LivePerson, Inc. *	84,100	778,766
LogMeIn, Inc. *	21,600	858,168
LoopNet, Inc. *	10,500	110,775
OpenTable, Inc. *	9,100	558,285
Openwave Systems, Inc. *	842,100	1,734,726
Parametric Technology Corp. *	122,000	2,619,340
Rackspace Hosting, Inc. *	20,100	501,696
Radiant Systems, Inc. *	26,000	507,260
RightNow Technologies, Inc. *	139,440	3,642,173
Rosetta Stone, Inc. *	11,679	270,369
Sonic Solutions *	49,100	587,727
SS&C Technologies Holdings, Inc. *	46,100	797,530
Syntel, Inc.	15,000	732,900
TeleCommunication Systems, Inc., Class A *	357,200	1,932,452
TeleTech Holdings, Inc. *	108,900	1,653,102
Terremark Worldwide, Inc. *	231,074	2,308,429
The Ultimate Software Group, Inc. *	50,500	2,089,690
TIBCO Software, Inc. *	87,600	1,683,672
VanceInfo Technologies, Inc. ADR *	17,100	621,927
VASCO Data Security International, Inc. *	200,785	1,604,272
Websense, Inc. *	113,684	2,287,322

		41,511,965

Technology Hardware & Equipment 4.6%
Acme Packet, Inc. *	75,739	2,995,477
Agilent Technologies, Inc. *	34,600	1,204,080
Aruba Networks, Inc. *	28,500	624,435
Avnet, Inc. *	47,100	1,402,638
Ciena Corp. *	102,200	1,419,558
DTS, Inc. *	19,100	760,180
Ixia *	117,350	1,836,528
Littelfuse, Inc. *	6,200	263,066
NETGEAR, Inc. *	126,701	3,903,658
Newport Corp. *	52,400	761,372
QLogic Corp. *	73,200	1,286,124
Riverbed Technology, Inc. *	11,100	638,694
SeaChange International, Inc. *	197,169	1,585,239

		18,681,049

Telecommunication Services 0.8%
Cbeyond, Inc. *	160,048	2,168,650
Cogent Communications Group, Inc. *	96,000	1,041,600

		3,210,250

Transportation 1.2%
Arkansas Best Corp.	63,900	1,618,587
Forward Air Corp.	90,890	2,443,123
Hub Group, Inc., Class A *	22,500	730,575

		4,792,285

Utilities 1.7%
Consolidated Edison, Inc.	22,085	1,098,066
Hawaiian Electric Industries, Inc.	91,635	2,065,453
PG&E Corp.	25,600	1,224,192
Wisconsin Energy Corp.	39,400	2,345,876

		6,733,587

Total Common Stock
(Cost $303,168,155)		368,167,461

14 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Foreign Common Stock 0.7% of net assets

Singapore 0.3%

Semiconductors & Semiconductor Equipment 0.3%
Verigy Ltd. *	136,157	1,247,198

United Kingdom 0.4%

Insurance 0.4%
Willis Group Holdings plc	59,803	1,901,735

Total Foreign Common Stock
(Cost $3,450,078)		3,148,933

Other Investment Company 6.5% of net assets

Money Fund 6.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	26,247,351	26,247,351

Total Other Investment Company
(Cost $26,247,351)		26,247,351

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.4% of net assets

U.S. Treasury Obligation 0.4%
U.S. Treasury Bill
0.14%, 12/16/10 (a)	1,543,400	1,543,140

Total Short-Term Investment
(Cost $1,543,140)		1,543,140

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $341,984,946, and the unrealized appreciation and depreciation were $68,971,416 and ($11,849,477), respectively, with a net appreciation of $57,121,939.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

ADR —	American Depositary Receipt
ADS —	American Depositary Shares
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 12/17/10	315	22,119,300	866,701

See financial notes 15

 Laudus Small-Cap MarketMasters Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value (cost $334,408,724)		$399,106,885
Receivables:
Investments sold		9,921,955
Due from broker for futures		144,900
Fund shares sold		139,296
Dividends		19,752
Interest		2,524
Prepaid expenses	+	11,194

Total assets		409,346,506

Liabilities

Payables:
Investments bought		4,252,893
Investment adviser and administrator fees		37,477
Shareholder service fees		21,011
Fund shares redeemed		285,071
Trustees’ fees		1
Accrued expenses	+	79,131

Total liabilities		4,675,584

Net Assets

Total assets		409,346,506
Total liabilities	−	4,675,584

Net assets		$404,670,922

Net Assets by Source
Capital received from investors		466,261,959
Net investment income not yet distributed		5,385
Net realized capital losses		(127,161,284)
Net unrealized capital gains		65,564,862

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$67,967,974		5,901,035		$11.52
Select Shares	$336,702,948		28,917,118		$11.64

16 See financial notes

 Laudus Small-Cap MarketMasters Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends		$2,878,640
Interest	+	22,912

Total investment income		2,901,552

Expenses

Investment adviser and administrator fees		4,609,331
Shareholder service fees:
Investor Shares		165,545
Select Shares		642,524
Shareholder reports		86,323
Portfolio accounting fees		70,430
Transfer agent fees		45,324
Professional fees		42,880
Registration fees		35,135
Custodian fees		32,388
Trustees’ fees		7,622
Interest expense		133
Other expenses	+	25,012

Total expenses		5,762,647
Expense reduction by adviser and Schwab	−	476,201
Custody credits	−	14

Net expenses	−	5,286,432

Net investment loss		(2,384,880)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		38,485,958
Net realized gains on futures contracts	+	585,983

Net realized gains		39,071,941
Net unrealized gains on investments		41,186,268
Net unrealized gains on futures contracts	+	1,200,977

Net unrealized gains	+	42,387,245

Net realized and unrealized gains		81,459,186

Increase in net assets resulting from operations		$79,074,306

See financial notes 17

 Laudus Small-Cap MarketMasters Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment loss		($2,384,880)	($1,650,424)
Net realized gains (losses)		39,071,941	(61,881,323)
Net unrealized gains	+	42,387,245	93,296,692

Increase in net assets from operations		79,074,306	29,764,945

Distributions to Shareholders

Distributions from net investment income
Investor Shares		—	21,752
Select Shares	+	—	409,247

Total distributions from net investment income		$—	$430,999

Transactions in Fund Shares

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		148,721	$1,584,530	911,744	$7,316,042
Select Shares	+	4,204,773	44,602,776	14,430,748	116,038,290

Total shares sold		4,353,494	$46,187,306	15,342,492	$123,354,332

Shares Reinvested
Investor Shares		—	$—	2,548	$20,283
Select Shares	+	—	—	15,224	122,244

Total shares reinvested		—	$—	17,772	$142,527

Shares Redeemed
Investor Shares		(1,098,259)	($11,641,939)	(1,374,095)	($11,124,081)
Select Shares	+	(6,096,263)	(65,834,703)	(12,988,847)	(109,051,431)

Total shares redeemed		(7,194,522)	($77,476,642)	(14,362,942)	($120,175,512)

Net transactions in fund shares		(2,841,028)	($31,289,336)	997,322	$3,321,347

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,659,181	$356,885,952	36,661,859	$324,230,659
Total increase or decrease	+	(2,841,028)	47,784,970	997,322	32,655,293

End of period		34,818,153	$404,670,922	37,659,181	$356,885,952

Net investment income not yet distributed			$5,385		$6,433

18 See financial notes

Laudus International MarketMasters Fund™

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
Investor Shares	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	15.04	11.78	25.96	20.73	16.78

Income (loss) from investment operations:
Net investment income (loss)	0.09	0.14	0.20	0.14	0.13
Net realized and unrealized gains (losses)	3.41	3.63	(12.25)	6.84	3.98

Total from investment operations	3.50	3.77	(12.05)	6.98	4.11
Less distributions:
Distributions from net investment income	(0.18)	(0.51)	(0.10)	(0.16)	(0.16)
Distributions from net realized gains	—	—	(2.03)	(1.59)	—

Total distributions	(0.18)	(0.51)	(2.13)	(1.75)	(0.16)

Net asset value at end of period	18.36	15.04	11.78	25.96	20.73

Total return (%)	23.47	33.64	(49.97)	36.01	24.66

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.60	1.62	1.59	1.56 [1]	1.57 [1]
Gross operating expenses	1.62	1.63	1.59	1.59	1.64
Net investment income (loss)	0.53	0.95	0.95	0.62	0.52
Portfolio turnover rate	83	96	88	71	90
Net assets, end of period ($ x 1,000,000)	849	931	918	2,297	1,320

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
Select Shares	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	15.05	11.80	26.00	20.77	16.81

Income (loss) from investment operations:
Net investment income (loss)	0.10	0.15	0.23	0.15	0.19
Net realized and unrealized gains (losses)	3.43	3.64	(12.27)	6.86	3.96

Total from investment operations	3.53	3.79	(12.04)	7.01	4.15
Less distributions:
Distributions from net investment income	(0.20)	(0.54)	(0.13)	(0.19)	(0.19)
Distributions from net realized gains	—	—	(2.03)	(1.59)	—

Total distributions	(0.20)	(0.54)	(2.16)	(1.78)	(0.19)

Net asset value at end of period	18.38	15.05	11.80	26.00	20.77

Total return (%)	23.68	33.82	(49.91)	36.16	24.88

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.48 [2]	1.47	1.48 [2]	1.44 [3]	1.39 [3]
Gross operating expenses	1.50	1.58	1.54	1.55	1.60
Net investment income (loss)	0.69	1.08	1.08	0.73	0.72
Portfolio turnover rate	83	96	88	71	90
Net assets, end of period ($ x 1,000,000)	948	630	540	1,255	628

1 The ratio of net operating expenses would have been 1.64% and 1.59% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been incurred.
2 The ratio of net operating expenses would have been 1.47% if certain non-routine expenses had not been incurred.
3 The ratio of net operating expenses would have been 1.47% and 1.47% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been incurred.

See financial notes 19

 Laudus International MarketMasters Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

94.7%	Common Stock	1,368,617,535	1,700,484,802
0.2%	Preferred Stock	4,071,270	4,345,995
4.8%	Other Investment Companies	85,972,557	86,220,180
0.0%	Rights	152,901	314,785
0.0%	Warrants	—	140,285
0.2%	Short-Term Investment	3,472,314	3,472,314
0.0%	Corporate Bond	117,822	136,224

99.9%	Total Investments	1,462,404,399	1,795,114,585
0.1%	Other Assets and Liabilities, Net		1,596,120

100.0%	Net Assets		1,796,710,705

	Number	Value
Security	of Shares	($)

Common Stock 94.7% of net assets

Australia 4.1%

Commercial & Professional Supplies 1.3%
Brambles Ltd.	1,577,800	9,867,064
Campbell Brothers Ltd.	114,624	3,948,396
Transfield Services Ltd.	2,587,211	8,787,012

		22,602,472

Consumer Services 0.1%
Flight Centre Ltd.	113,112	2,530,986

Food, Beverage & Tobacco 0.2%
Coca-Cola Amatil Ltd.	85,117	1,014,555
Foster’s Group Ltd.	403,000	2,310,587

		3,325,142

Materials 1.4%
Amcor Ltd.	301,400	1,986,095
Atlas Iron Ltd. *	103,600	255,797
BHP Billiton Ltd. ADR	204,700	16,906,173
Iluka Resources Ltd. *	184,300	1,219,830
Incitec Pivot Ltd.	179,300	656,541
Mount Gibson Iron Ltd. *	866,121	1,720,779
PanAust Ltd. *	4,633,567	3,399,932

		26,145,147

Real Estate 0.7%
Commonwealth Property Office Fund	13,509,592	12,128,166

Retailing 0.4%
David Jones Ltd.	1,483,267	6,908,868

		73,640,781

Austria 0.0%

Capital Goods 0.0%
Andritz AG	11,400	873,647

Belgium 0.7%

Capital Goods 0.1%
Bekaert N.V.	5,400	1,655,368

Food & Staples Retailing 0.1%
Colruyt S.A.	39,695	2,240,543

Materials 0.1%
Umicore	31,400	1,479,540

Telecommunication Services 0.4%
Telenet Group Holding N.V. *	157,897	6,612,175

		11,987,626

Bermuda 0.3%

Food, Beverage & Tobacco 0.1%
Bunge Ltd.	37,350	2,243,614

Insurance 0.2%
PartnerRe Ltd.	32,875	2,607,645

		4,851,259

Brazil 2.4%

Capital Goods 0.2%
Iochpe-Maxion S.A.	42,500	618,641
Mills Estruturas e Servicos de Engenharia S.A. *	281,885	3,403,575

		4,022,216

Consumer Durables & Apparel 0.5%
Cia. Hering	81,500	4,014,365
Cyrela Brazil Realty S.A.	112,300	1,552,108
MRV Engenharia e Participacoes S.A.	98,535	961,996
PDG Realty S.A. Empreendimentos e Participacoes	130,700	1,634,999

		8,163,468

Diversified Financials 0.1%
BM&F BOVESPA S.A.	130,900	1,097,056

Energy 0.1%
OGX Petroleo e Gas Participacoes S.A. *	200,800	2,635,921

Food & Staples Retailing 0.0%
Drogasil S.A.	15,100	382,140

Food, Beverage & Tobacco 0.0%
SLC Agricola S.A.	49,300	637,887

Health Care Equipment & Services 0.1%
Amil Participacoes S.A.	42,600	433,441
Diagnosticos da America S.A.	69,000	852,203

20 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
OdontoPrev S.A.	76,400	1,123,331

		2,408,975

Household & Personal Products 0.2%
Natura Cosmeticos S.A.	110,300	3,159,213

Materials 0.9%
Duratex S.A.	46,400	534,871
Vale S.A. ADR	464,066	14,915,081

		15,449,952

Real Estate 0.1%
BR Malls Participacoes S.A.	94,800	906,016
BR Properties S.A.	96,509	930,864

		1,836,880

Retailing 0.1%
Lojas Renner S.A.	43,400	1,715,274

Software & Services 0.0%
Totvs S.A.	4,300	397,048

Transportation 0.1%
Localiza Rent a Car S.A.	125,000	2,069,488

		43,975,518

Canada 7.2%

Banks 0.2%
Canadian Western Bank	29,328	729,246
Home Capital Group, Inc.	7,863	370,291
The Toronto-Dominion Bank	39,627	2,853,812

		3,953,349

Consumer Durables & Apparel 0.1%
Gildan Activewear, Inc. *	6,500	187,525
Gildan Activewear, Inc., Sub Voting, Class A *	41,300	1,190,123

		1,377,648

Consumer Services 0.1%
Tim Hortons, Inc.	49,709	1,868,657

Energy 1.9%
Canadian Natural Resources Ltd.	139,950	5,103,977
Crescent Point Energy Corp.	41,741	1,653,433
Legacy Oil + Gas, Inc. *	239,837	2,887,733
Niko Resources Ltd.	13,878	1,323,982
Pacific Rubiales Energy Corp. *	118,696	3,783,515
Pason Systems, Inc.	589,100	6,885,059
PetroBakken Energy Ltd., Class A	73,825	1,630,100
Petrominerales Ltd.	21,007	538,203
Suncor Energy, Inc.	218,525	6,994,985
Trican Well Service Ltd.	166,563	2,887,375

		33,688,362

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	14,873	568,438

Health Care Equipment & Services 0.1%
SXC Health Solutions Corp. *	61,158	2,387,412

Insurance 0.1%
Manulife Financial Corp.	63,200	802,640

Materials 2.5%
Agrium, Inc.	16,100	1,425,011
Consolidated Thompson Iron Mines Ltd. *	223,074	2,160,968
Detour Gold Corp. *	66,871	1,953,218
Eastern Platinum Ltd. *	878,117	1,601,429
Equinox Minerals Ltd., CDI *	59,700	327,236
First Quantum Minerals Ltd.	6,100	534,161
Grande Cache Coal Corp. *	416,488	2,858,531
Kinross Gold Corp.	183	3,292
Major Drilling Group International, Inc.	88,051	3,013,884
Potash Corp. of Saskatchewan, Inc.	126,100	18,295,849
Quadra FNX Mining Ltd. *	183,794	2,594,993
SEMAFO, Inc. *	454,314	5,452,303
Silver Wheaton Corp. *	33,700	968,805
Ventana Gold Corp. *	216,015	1,931,618
Western Coal Corp. *	183,510	1,241,513

		44,362,811

Media 0.2%
Thomson Reuters Corp.	79,000	3,017,011

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc.	24,800	684,728

Real Estate 0.8%
Brookfield Asset Management, Inc., Class A	193,656	5,755,456
Morguard Real Estate Investment Trust	223,790	2,973,188
Northern Property Real Estate Investment Trust	182,700	4,845,608

		13,574,252

Retailing 0.0%
Dollarama, Inc. *	15,500	408,511

Transportation 1.2%
Canadian National Railway Co.	199,200	12,903,790
Canadian Pacific Railway Ltd.	140,150	9,129,371

		22,033,161

		128,726,980

Cayman Islands 0.2%

Capital Goods 0.1%
China High Speed Transmission Equipment Group Co., Ltd.	316,000	647,176

Food, Beverage & Tobacco 0.1%
Shenguan Holdings Group Ltd.	1,266,000	1,651,038

Materials 0.0%
Lee & Man Paper Manufacturing Ltd.	766,000	642,725

		2,940,939

Chile 0.2%

Banks 0.1%
Banco Santander Chile ADR	21,967	2,035,023

See financial notes 21

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Transportation 0.1%
Lan Airlines S.A.	49,016	1,522,637

		3,557,660

China 2.5%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	1,158,000	2,518,765
Minth Group Ltd.	220,000	411,634

		2,930,399

Capital Goods 0.3%
Dongfang Electric Co., Ltd., Class H	250,600	1,219,537
Haitian International Holdings Ltd.	33,000	33,643
International Mining Machinery Holdings Ltd. *	1,683,000	1,469,209
Lonking Holdings Ltd.	1,338,000	718,066
Shanghai Electric Group Co., Ltd., Class H	1,850,000	1,241,782
Zhuzhou CSR Times Electric Co., Ltd., Class H	120,000	366,648

		5,048,885

Commercial & Professional Supplies 0.1%
51job, Inc. *	32,058	1,445,175

Consumer Durables & Apparel 0.3%
Anta Sports Products Ltd.	602,000	1,246,694
China Lilang Ltd.	880,000	1,378,393
Haier Electronics Group Co., Ltd. *	2,615,000	2,425,517

		5,050,604

Consumer Services 0.1%
Ajisen China Holdings Ltd.	763,000	1,373,799

Energy 0.2%
China Shenhua Energy Co., Ltd., Class H	673,500	3,006,677

Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	90,500	853,278
Vinda International Holdings Ltd.	1,637,000	2,130,294

		2,983,572

Materials 0.7%
AMVIG Holdings Ltd.	9,322,000	7,565,038
China National Building Material Co., Ltd., Class H	434,000	1,062,820
Mongolian Mining Corp. *	488,100	528,323
Winsway Coking Coal Holdings Ltd. *	468,000	227,623
Xingda International Holdings Ltd.	4,195,000	4,379,663

		13,763,467

Media 0.1%
Focus Media Holding Ltd. ADR *	36,700	908,325

Real Estate 0.1%
Agile Property Holdings Ltd.	174,000	229,510
KWG Property Holding Ltd.	1,636,500	1,300,424

		1,529,934

Retailing 0.1%
Mecox Lane Ltd. *	65,091	1,062,936
Springland International Holdings Ltd. *	1,499,000	1,260,891

		2,323,827

Software & Services 0.2%
ChinaCache International Holdings Ltd. ADR *	48,047	1,160,335
Kingdee International Software Group Co., Ltd.	2,756,000	1,455,905
SouFun Holdings Ltd. ADR *	20,373	1,497,415

		4,113,655

		44,478,319

Denmark 1.2%

Capital Goods 0.3%
FLSmidth & Co. A/S	72,112	5,333,447

Consumer Durables & Apparel 0.0%
Pandora A/S *	9,326	452,541

Food, Beverage & Tobacco 0.2%
Danisco A/S	28,142	2,427,408

Health Care Equipment & Services 0.3%
Coloplast A/S, Class B	22,562	2,793,846
GN Store Nord A/S *	166,078	1,386,807

		4,180,653

Materials 0.3%
Christian Hansen Holding A/S *	217,547	4,758,498
Novozymes A/S, Class B	7,827	1,042,816

		5,801,314

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	22,700	2,383,542

Software & Services 0.0%
SimCorp A/S	3,218	559,871

		21,138,776

Egypt 0.1%

Banks 0.1%
Commercial International Bank Egypt S.A.E.	111,124	833,403

Diversified Financials 0.0%
Egyptian Financial Group-Hermes Holding S.A.E.	80,311	398,110

		1,231,513

Finland 0.5%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	55,291	1,916,950

Capital Goods 0.4%
Kone Oyj, Class B	91,277	4,890,340
Metso Corp. Oyj	31,700	1,502,930

22 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Outotec Oyj	15,205	709,980

		7,103,250

		9,020,200

France 6.9%

Automobiles & Components 0.3%
Cie Generale des Etablissements Michelin, Class B	55,832	4,461,080

Banks 0.8%
BNP Paribas	190,191	13,911,607

Capital Goods 1.7%
Mersen S.A. (c)	220,145	9,661,820
Nexans S.A.	141,664	10,104,366
Safran S.A.	31,200	989,827
Schneider Electric S.A.	31,283	4,444,716
Vallourec S.A.	53,670	5,580,283

		30,781,012

Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	14,600	1,079,159
Edenred *	15,500	324,672

		1,403,831

Consumer Durables & Apparel 0.0%
SEB S.A.	3,634	348,451

Consumer Services 0.2%
Sodexo	57,300	3,729,050

Diversified Financials 0.1%
Financiere Marc de Lacharriere S.A. (c)	49,384	2,125,271

Energy 0.1%
Technip S.A.	22,700	1,912,319

Food, Beverage & Tobacco 0.4%
DANONE S.A.	94,600	5,998,139
DANONE S.A. ADR	74,400	949,344

		6,947,483

Health Care Equipment & Services 0.1%
Essilor International S.A.	32,233	2,154,213

Household & Personal Products 0.3%
L’Oreal S.A.	42,847	5,032,951

Insurance 0.3%
AXA S.A.	133,453	2,433,771
Euler Hermes S.A. *	35,750	3,367,030

		5,800,801

Materials 0.2%
Air Liquide S.A.	31,537	4,083,273

Media 1.3%
Eutelsat Communications	9,300	350,023
Ipsos	143,650	6,925,061
Publicis Groupe	134,700	6,710,103
Societe Television Francaise 1	575,000	9,424,262

		23,409,449

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Boiron S.A. (c)	95,466	3,612,724

Software & Services 0.1%
Alten	51,589	1,725,587

Technology Hardware & Equipment 0.6%
Neopost S.A.	130,910	10,874,452

Utilities 0.1%
EDF Energies Nouvelles S.A.	29,468	1,279,569

		123,593,123

Germany 6.9%

Automobiles & Components 0.8%
Daimler AG - Reg’d *	126,887	8,356,015
ElringKlinger AG	206,420	6,870,936

		15,226,951

Capital Goods 1.2%
Bilfinger Berger AG	120,972	8,805,234
Brenntag AG *	6,137	575,269
Gildemeister AG	81,705	1,460,758
MAN SE	22,212	2,439,806
MTU Aero Engines Holding AG	72,633	4,382,932
Rational AG	19,610	4,383,288

		22,047,287

Commercial & Professional Supplies 0.1%
Bertrandt AG	25,246	1,638,745

Consumer Durables & Apparel 0.1%
Adidas AG	21,400	1,393,820

Food, Beverage & Tobacco 0.2%
Asian Bamboo AG	55,175	2,832,569

Insurance 0.6%
Allianz SE - Reg’d	83,200	10,418,892

Materials 1.8%
BASF SE	86,252	6,271,506
BASF SE ADR	92,150	6,699,305
Lanxess AG	57,480	3,995,074
Symrise AG	532,614	16,175,854

		33,141,739

Media 0.3%
GfK SE (c)	107,813	4,548,318

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
QIAGEN N.V. *	224,365	4,251,534

Retailing 0.3%
Fielmann AG	60,840	6,143,325

Semiconductors & Semiconductor Equipment 0.2%
Aixtron AG	24,872	809,910
Dialog Semiconductor plc *	100,183	1,825,821
Infineon Technologies AG *	71,952	566,057

		3,201,788

Software & Services 0.6%
SAP AG	205,289	10,695,322

Technology Hardware & Equipment 0.4%
Wincor Nixdorf AG	93,920	6,870,373

Utilities 0.1%
RWE AG ADR	27,450	1,961,302

		124,371,965

See financial notes 23

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Greece 0.1%

Banks 0.1%
National Bank of Greece S.A. *	135,850	1,491,131

Hong Kong 1.6%

Automobiles & Components 0.1%
Brilliance China Automotive Holdings Ltd. *	1,058,000	929,486

Capital Goods 0.2%
Fong’s Industries Co., Ltd.	4,844,000	2,732,970

Consumer Durables & Apparel 0.1%
Arts Optical International Holdings Ltd. (c)	4,324,000	1,852,047

Consumer Services 0.1%
Galaxy Entertainment Group Ltd. *	2,349,000	2,219,145

Energy 0.3%
CNOOC Ltd.	2,666,000	5,565,857

Food, Beverage & Tobacco 0.1%
China Yurun Food Group Ltd.	463,000	1,806,973

Retailing 0.2%
Li & Fung Ltd.	664,000	3,515,761

Semiconductors & Semiconductor Equipment 0.3%
ASM Pacific Technology Ltd.	698,100	6,312,463

Transportation 0.2%
Pacific Basin Shipping Ltd.	5,560,000	4,063,794

		28,998,496

India 1.2%

Automobiles & Components 0.2%
Apollo Tyres Ltd.	565,669	916,223
Bajaj Auto Ltd.	19,400	664,374
Exide Industries Ltd.	42,918	150,265
TVS Motor Co., Ltd.	1,060,480	1,752,564

		3,483,426

Banks 0.3%
Axis Bank Ltd.	55,023	1,825,434
Canara Bank Ltd.	29,600	481,946
Corporation Bank	112,451	1,890,122
Yes Bank Ltd.	193,680	1,558,665

		5,756,167

Capital Goods 0.0%
Cummins India Ltd.	20,900	374,953

Consumer Durables & Apparel 0.1%
S. Kumars Nationwide Ltd. *	750,930	1,379,082

Diversified Financials 0.1%
Infrastructure Development Finance Co., Ltd.	202,901	917,998
Shriram Transport Finance Co., Ltd.	45,253	896,779

		1,814,777

Materials 0.1%
Asian Paints Ltd.	19,237	1,161,936
Jindal Steel & Power Ltd.	66,653	1,047,232

		2,209,168

Media 0.0%
Sun TV Network Ltd.	44,957	506,555

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Lupin Ltd.	102,475	1,020,613
Strides Arcolab Ltd.	142,171	1,358,490

		2,379,103

Real Estate 0.0%
Oberoi Realty Ltd. *	20,758	129,665

Software & Services 0.2%
Infosys Technologies Ltd.	46,417	3,107,857

		21,140,753

Indonesia 1.0%

Automobiles & Components 0.2%
PT Astra International Tbk	646,000	4,136,086

Banks 0.1%
PT Bank Rakyat Indonesia	1,937,000	2,479,889

Capital Goods 0.2%
PT United Tractors Tbk	1,051,000	2,619,655
Tower Bersama Infrastructure Tbk PT *	3,867,500	1,103,454

		3,723,109

Food, Beverage & Tobacco 0.4%
PT Indofood Sukses Makmur Tbk	2,359,000	1,375,822
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	3,672,500	4,826,795

		6,202,617

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	3,321,500	997,663

		17,539,364

Ireland 1.3%

Banks 0.3%
The Governor & Company of the Bank of Ireland *	6,518,300	4,875,566

Capital Goods 0.4%
Cooper Industries plc	117,800	6,175,076
Ingersoll-Rand plc	52,725	2,072,620

		8,247,696

Commercial & Professional Supplies 0.3%
Experian plc	530,600	6,165,447

Consumer Services 0.1%
Paddy Power plc	27,374	1,104,937

Food, Beverage & Tobacco 0.2%
Glanbia plc	673,843	3,169,949

		23,563,595

24 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Israel 0.4%

Materials 0.2%
Israel Chemicals Ltd.	150,664	2,299,428

Semiconductors & Semiconductor Equipment 0.2%
Mellanox Technologies Ltd. *	172,152	3,962,939

Technology Hardware & Equipment 0.0%
Orbotech Ltd. *	25,000	243,250

		6,505,617

Italy 1.0%

Automobiles & Components 0.2%
Pirelli & C. S.p.A.	414,732	3,543,514

Banks 0.2%
Intesa Sanpaolo	926,500	3,258,631

Capital Goods 0.1%
Interpump Group S.p.A. *	228,812	1,492,340

Consumer Durables & Apparel 0.3%
Safilo Group S.p.A. *	293,402	4,629,698

Diversified Financials 0.0%
Exor S.p.A.	14,400	370,208

Energy 0.2%
Saipem S.p.A.	59,655	2,650,371

Health Care Equipment & Services 0.0%
DiaSorin S.p.A.	20,330	835,115

Real Estate 0.0%
Pirelli & C. Real Estate S.p.A. *	414,732	243,578

Transportation 0.0%
Ansaldo STS S.p.A.	60,747	837,982

		17,861,437

Japan 10.9%

Automobiles & Components 2.3%
EXEDY Corp.	24,600	767,647
F.C.C. Co., Ltd.	517,711	11,091,066
Fuji Heavy Industries Ltd. *	256,000	1,764,221
Honda Motor Co., Ltd.	161,800	5,832,693
NGK Spark Plug Co., Ltd.	84,000	1,168,523
Nifco, Inc.	421,400	10,602,261
Toyota Motor Corp.	258,000	9,138,428

		40,364,839

Banks 0.7%
Sumitomo Mitsui Financial Group, Inc.	416,000	12,416,661

Capital Goods 1.2%
Fanuc Ltd.	35,100	5,081,416
Makino Milling Machine Co., Ltd. *	197,000	1,356,037
Makita Corp.	13,600	476,854
Minebea Co., Ltd.	294,000	1,614,486
Misumi Group, Inc.	41,500	886,564
Miura Co., Ltd.	110,000	2,486,158
Nabtesco Corp.	326,500	5,785,144
Sumitomo Heavy Industries Ltd.	90,000	511,537
Ushio, Inc.	238,700	3,967,405

		22,165,601

Commercial & Professional Supplies 0.1%
Meitec Corp. *	120,000	2,394,839

Consumer Durables & Apparel 0.2%
Shimano, Inc.	41,100	2,047,981
Tamron Co., Ltd.	69,400	1,367,876

		3,415,857

Diversified Financials 0.6%
Daiwa Securities Group, Inc.	2,496,900	10,180,408
kabu.com Securities Co., Ltd.	92,800	320,891
Osaka Securities Exchange Co., Ltd.	137	688,456

		11,189,755

Food, Beverage & Tobacco 0.6%
Ariake Japan Co., Ltd.	278,100	4,207,267
Japan Tobacco, Inc.	1,980	6,151,235

		10,358,502

Health Care Equipment & Services 1.1%
Hogy Medical Co., Ltd.	155,600	7,082,784
Miraca Holdings, Inc.	148,200	5,318,017
Olympus Corp.	230,100	6,028,982
Sysmex Corp.	5,800	397,698
Terumo Corp.	19,700	1,000,434

		19,827,915

Insurance 0.1%
Sony Financial Holdings, Inc.	735	2,556,055

Materials 0.3%
Nippon Shokubai Co., Ltd.	34,000	321,079
Taiyo Holdings Co., Ltd.	117,400	3,327,514
Zeon Corp.	264,000	2,177,790

		5,826,383

Media 0.0%
CyberAgent, Inc.	196	325,945

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Sawai Pharmaceutical Co., Ltd.	16,200	1,415,260

Retailing 0.5%
DeNA Co., Ltd.	57,300	1,487,488
K’s Holdings Corp.	33,800	839,967
Nitori Co., Ltd.	19,210	1,690,307
Point, Inc.	17,040	711,384
Start Today Co., Ltd.	567	1,763,518
USS Co., Ltd.	11,890	923,667
Yamada Denki Co., Ltd.	24,250	1,573,563

		8,989,894

Semiconductors & Semiconductor Equipment 0.5%
Rohm Co., Ltd.	137,000	8,543,727

Software & Services 0.5%
Gree, Inc.	149,700	1,886,379
Kakaku.com, Inc.	549	2,649,229
Yahoo! Japan Corp.	13,255	4,626,843

		9,162,451

Technology Hardware & Equipment 1.8%
Canon, Inc.	260,900	12,010,082
Hitachi Kokusai Electric, Inc.	176,000	1,598,962
Horiba Ltd.	314,700	7,728,676

See financial notes 25

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Keyence Corp.	10,300	2,551,852
Murata Manufacturing Co., Ltd.	35,500	1,994,965
Nippon Electric Glass Co., Ltd.	34,000	437,030
OMRON Corp.	241,700	5,599,320

		31,920,887

Telecommunication Services 0.3%
SOFTBANK Corp.	177,100	5,687,567

		196,562,138

Luxembourg 1.4%

Energy 0.9%
Acergy S.A.	361,416	7,319,584
Tenaris S.A. ADR	212,425	8,800,768

		16,120,352

Materials 0.3%
ArcelorMittal	178,700	5,782,441

Retailing 0.2%
L’Occitane International S.A. *	1,182,550	3,487,514

		25,390,307

Malaysia 0.1%

Food, Beverage & Tobacco 0.1%
Kuala Lumpur Kepong Berhad	197,100	1,255,335

Health Care Equipment & Services 0.0%
Top Glove Corp. Bhd	242,400	428,929

		1,684,264

Mexico 1.1%

Diversified Financials 0.2%
Banco Compartamos S.A. de C.V.	430,073	3,030,155

Food, Beverage & Tobacco 0.1%
Fomento Economico Mexicano S.A.B. de C.V. ADR	48,000	2,635,680

Materials 0.1%
Grupo Mexico S.A.B. de C.V., Series B	499,700	1,645,837

Media 0.3%
Grupo Televisa S.A. ADR	204,400	4,588,780

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Genomma Lab Internacional S.A., Class B *	1,861,438	4,011,408

Telecommunication Services 0.2%
America Movil SAB de C.V., Series L ADR	63,357	3,627,822

		19,539,682

Netherlands 3.4%

Capital Goods 0.7%
Aalberts Industries N.V.	124,420	2,282,157
Koninklijke Boskalis Westminster N.V.	274,759	11,162,861

		13,445,018

Energy 1.6%
Core Laboratories N.V.	55,350	4,304,569
Fugro N.V., CVA	119,753	8,477,855
SBM Offshore N.V.	186,846	3,813,632
Schlumberger Ltd.	166,100	11,608,729

		28,204,785

Food, Beverage & Tobacco 0.3%
Heineken Holding N.V.	107,500	4,636,784
Unilever N.V., NY Shares	52,650	1,563,178

		6,199,962

Materials 0.2%
Akzo Nobel N.V.	59,700	3,546,217

Transportation 0.6%
Koninklijke Vopak N.V.	206,912	10,351,631

		61,747,613

New Zealand 0.9%

Consumer Services 0.3%
Sky City Entertainment Group Ltd.	2,040,209	4,705,064

Health Care Equipment & Services 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	3,192,049	7,890,210

Transportation 0.2%
Auckland International Airport Ltd.	2,283,343	3,658,818

		16,254,092

Norway 0.7%

Energy 0.4%
Farstad Shipping A.S.A.	122,850	3,114,985
Petroleum Geo-Services A.S.A. *	383,946	4,807,793

		7,922,778

Materials 0.1%
Yara International A.S.A. ADR	17,050	899,388

Media 0.2%
Schibsted A.S.A.	144,600	3,971,674

Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	32,900	505,174

		13,299,014

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	18,555	2,335,703

Philippines 0.1%

Transportation 0.1%
International Container Terminal Services, Inc.	1,548,600	1,549,463

26 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Republic of Korea 1.4%

Automobiles & Components 0.5%
Halla Climate Control Corp.	22,519	418,526
Hankook Tire Co., Ltd.	46,650	1,215,087
Hyundai Mobis	8,154	2,030,596
Hyundai Motor Co.	25,759	3,899,518
Mando Corp. *	17,210	1,992,956

		9,556,683

Capital Goods 0.2%
Sung Kwang Bend Co., Ltd.	130,562	3,002,417

Food, Beverage & Tobacco 0.2%
KT&G Corp.	39,110	2,404,384
ORION Corp.	2,164	724,354

		3,128,738

Materials 0.1%
INI Steel Co.	8,400	815,642
Lock&Lock Co., Ltd.	10,690	353,751

		1,169,393

Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co., Ltd.	8,700	5,771,804

Software & Services 0.1%
Daum Communications Corp. *	21,398	1,492,811
NCsoft Corp.	5,200	1,145,451

		2,638,262

		25,267,297

Singapore 3.0%

Food & Staples Retailing 0.0%
Olam International Ltd.	359,000	872,641

Materials 0.0%
Midas Holdings Ltd. *	466,000	336,067

Real Estate 1.2%
Ascendas Real Estate Investment Trust	3,674,000	5,864,386
Capitaland Ltd.	632,000	1,906,417
CapitaMall Trust	6,287,200	9,657,888
CapitaMalls Asia Ltd.	1,323,000	2,195,149
Global Logistic Properties Ltd. *	547,000	980,484
Yanlord Land Group Ltd.	158,000	211,215

		20,815,539

Telecommunication Services 0.4%
StarHub Ltd.	3,432,000	7,049,561

Transportation 1.1%
Neptune Orient Lines Ltd. *	339,000	563,476
SATS Ltd.	3,136,000	6,914,261
SIA Engineering Co., Ltd.	2,870,000	9,629,651
SMRT Corp., Ltd.	2,152,553	3,416,579

		20,523,967

Utilities 0.3%
Hyflux Ltd.	1,939,000	4,732,708

		54,330,483

South Africa 0.7%

Banks 0.0%
Standard Bank Group Ltd.	60,284	887,126

Capital Goods 0.0%
Wilson Bayly Holmes-Ovcon Ltd.	41,734	803,031

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	66,929	946,402

Materials 0.1%
Northam Platinum Ltd.	183,753	1,270,624

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Adcock Ingram Holdings Ltd.	37,136	347,052
Aspen Pharmacare Holdings Ltd. *	94,578	1,259,912

		1,606,964

Retailing 0.4%
Clicks Group Ltd.	963,201	6,273,369
Truworths International Ltd.	75,900	748,971

		7,022,340

		12,536,487

Spain 1.5%

Banks 0.6%
Banco Santander S.A.	913,009	11,718,951

Commercial & Professional Supplies 0.4%
Prosegur, Compania de Seguridad S.A. - Reg’d	125,432	7,508,805

Energy 0.3%
Tecnicas Reunidas S.A.	82,373	5,124,450

Retailing 0.1%
Industria de Diseno Textil S.A.	18,908	1,579,204

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares *	78,886	1,609,631

		27,541,041

Sweden 1.5%

Banks 0.1%
Swedbank AB, A Shares *	99,300	1,388,567

Capital Goods 0.8%
Assa Abloy AB, B Shares	318,000	8,154,230
Atlas Copco AB, A Shares	149,418	3,122,569
Haldex AB *	115,947	1,387,856
Hexagon AB, Class B	92,292	1,877,984

		14,542,639

Commercial & Professional Supplies 0.2%
AF AB, B Shares	232,385	4,047,581

Food, Beverage & Tobacco 0.1%
Swedish Match AB	43,900	1,228,096

Health Care Equipment & Services 0.2%
Elekta AB, B Shares	100,757	3,811,067

See financial notes 27

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Media 0.1%
Modern Times Group, B Shares	23,100	1,659,663

		26,677,613

Switzerland 8.3%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	161,700	3,349,406
Geberit AG - Reg’d	24,499	4,695,574
Sulzer AG - Reg’d	9,700	1,181,042

		9,226,022

Commercial & Professional Supplies 0.7%
Adecco S.A. - Reg’d	173,500	9,707,633
SGS S.A. - Reg’d	1,936	3,096,591

		12,804,224

Consumer Durables & Apparel 0.7%
Compagnie Financiere Richemont S.A., Series A	173,365	8,647,136
Swatch Group AG - Bearer Shares	8,200	3,134,311

		11,781,447

Consumer Services 0.1%
Orascom Development Holding AG *	16,512	1,002,583

Diversified Financials 1.3%
Credit Suisse Group AG - Reg’d	310,122	12,838,616
Partners Group Holding AG	10,794	1,974,678
UBS AG - Reg’d *	528,500	8,977,909

		23,791,203

Energy 1.5%
Noble Corp.	329,625	11,381,951
Transocean Ltd. *	137,046	8,683,235
Weatherford International Ltd. *	434,850	7,309,828

		27,375,014

Food, Beverage & Tobacco 1.2%
Nestle S.A. - Reg’d	158,360	8,674,084
Nestle S.A. - Reg’d ADR	249,187	13,667,907

		22,341,991

Insurance 0.3%
Zurich Financial Services AG	18,343	4,488,848

Materials 0.5%
Clariant AG - Reg’d *	251,097	4,246,585
Givaudan S.A. - Reg’d	2,900	2,988,161
Holcim Ltd. - Reg’d	9,200	573,126
Sika AG - Bearer Shares	716	1,419,765

		9,227,637

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Novartis AG - Reg’d	122,733	7,111,481
Novartis AG ADR	71,775	4,159,361
Roche Holding AG	17,000	2,496,521
Roche Holding AG - Bearer Shares	2,314	353,041

		14,120,404

Retailing 0.1%
Dufry Group - Reg’d *	9,998	1,163,387

Transportation 0.6%
Kuehne & Nagel International AG - Reg’d	42,878	5,304,392
Panalpina Welttransport Holding AG - Reg’d *	50,898	6,357,841

		11,662,233

		148,984,993

Taiwan 0.6%

Food & Staples Retailing 0.0%
President Chain Store Corp.	82,000	325,241

Health Care Equipment & Services 0.1%
St. Shine Optical Co., Ltd.	162,000	1,821,776

Semiconductors & Semiconductor Equipment 0.1%
Chipbond Technology Corp. *	419,000	652,044

Technology Hardware & Equipment 0.3%
J Touch Corp. *	371,000	1,441,958
Largan Precision Co., Ltd.	74,000	1,468,575
Synnex Technology International Corp.	187,000	458,001
Unimicron Technology Corp.	112,000	190,174
Wintek Corp. *	518,000	873,261
Young Fast Optoelectronics Co., Ltd.	128,816	1,516,719

		5,948,688

Transportation 0.1%
EVA Airways Corp. *	725,000	732,751
Wan Hai Lines Ltd. *	1,956,000	1,435,425

		2,168,176

		10,915,925

Thailand 0.1%

Banks 0.0%
Kasikornbank Public Co., Ltd.	93,200	392,464

Energy 0.0%
Banpu Public Co., Ltd. - Reg’d	18,200	474,558

Food & Staples Retailing 0.1%
CP ALL PCL	889,100	1,319,712

Materials 0.0%
Indorama Ventures PCL	357,600	378,712

		2,565,446

Turkey 0.7%

Automobiles & Components 0.0%
Tofas Turk Otomobil Fabrikasi A/S	47,733	261,058

Banks 0.3%
Turk Ekonomi Bankasi A/S	1,646,405	2,802,797
Turkiye Garanti Bankasi A/S	378,415	2,284,292
Turkiye Vakiflar Bankasi T.A.O., Class D	124,900	396,473

		5,483,562

Capital Goods 0.2%
Tekfen Holding A/S	816,543	3,485,696

28 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.2%
Turkiye Sise ve Cam Fabrikalari A/S *	1,637,718	2,988,081

		12,218,397

United Kingdom 18.1%

Automobiles & Components 0.3%
GKN plc	1,735,317	4,930,498

Banks 0.5%
Lloyds Banking Group plc *	3,007,286	3,305,377
Paragon Group Cos. plc	532,543	1,296,283
Standard Chartered plc	155,415	4,495,358

		9,097,018

Capital Goods 4.7%
Ashtead Group plc	1,012,599	2,038,426
BAE Systems plc	423,600	2,338,283
BAE Systems plc ADR	30,250	667,920
Bodycote plc	891,244	3,776,524
Chemring Group plc	27,155	1,304,464
Cobham plc	518,285	1,923,390
Interserve plc	1,180,787	3,798,465
Meggitt plc	192,496	1,017,629
Rolls-Royce Group plc *	411,814	4,272,452
Rolls-Royce Group plc, C Shares (b)(c)*	26,356,096	42,232
Rotork plc	608,890	16,327,161
Spirax-Sarco Engineering plc	189,454	5,487,050
The Weir Group plc	952,920	23,783,583
Ultra Electronics Holdings plc	311,049	9,269,894
Wolseley plc *	296,900	7,897,401

		83,944,874

Commercial & Professional Supplies 1.8%
Aggreko plc	106,901	2,697,483
Babcock International Group plc	277,196	2,576,079
De La Rue plc	583,744	5,965,645
G4S plc	1,914,700	8,027,002
Homeserve plc	297,452	2,160,298
Intertek Group plc	59,637	1,772,545
Michael Page International plc	301,079	2,272,425
RPS Group plc	211,087	693,979
Serco Group plc	617,983	6,079,572

		32,245,028

Consumer Durables & Apparel 0.2%
Burberry Group plc	161,380	2,635,337
The Berkeley Group Holdings plc *	85,261	1,149,892

		3,785,229

Consumer Services 0.4%
Compass Group plc	243,447	1,995,044
Greene King plc	388,681	2,604,930
InterContinental Hotels Group plc	32,700	631,539
Millennium & Copthorne Hotels plc	260,006	2,270,509

		7,502,022

Diversified Financials 0.5%
IG Group Holdings plc	475,625	4,023,911
Schroders plc	184,300	4,658,935
Schroders plc - Non Voting Shares	55,700	1,126,721

		9,809,567

Energy 0.6%
AMEC plc	108,523	1,887,647
Cairn Energy plc *	210,917	1,303,568
Enquest plc *	267,174	552,336
Petrofac Ltd.	165,465	3,877,406
Premier Oil plc *	101,923	2,745,357
Tullow Oil plc	43,044	817,541

		11,183,855

Food, Beverage & Tobacco 1.1%
British American Tobacco plc ADR	76,850	5,858,275
Britvic plc	128,394	992,402
Diageo plc	483,500	8,919,415
Diageo plc ADR	51,050	3,777,700

		19,547,792

Insurance 0.3%
Admiral Group plc	132,390	3,454,751
Amlin plc	217,144	1,414,224
Lancashire Holdings Ltd.	107,746	979,597

		5,848,572

Materials 3.4%
Antofagasta plc	75,378	1,595,539
BHP Billiton plc	230,791	8,175,767
Croda International plc	699,003	16,105,228
Johnson Matthey plc	68,487	2,100,274
Rexam plc	2,487,296	12,668,836
Rio Tinto plc ADR	205,800	13,401,696
Victrex plc	327,476	6,777,521

		60,824,861

Media 0.5%
Informa plc	165,400	1,156,471
Reed Elsevier plc	521,100	4,470,690
Rightmove plc	213,511	2,722,016

		8,349,177

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Abcam plc	30,177	831,691
GlaxoSmithKline plc	205,800	4,018,766

		4,850,457

Retailing 1.0%
ASOS plc *	215,057	4,875,383
Carphone Warehouse Group plc *	309,832	1,511,719
Dunelm Group plc	80,830	624,408
Next plc	83,246	3,047,988
Ocado Group plc *	289,613	648,294
Signet Jewelers Ltd. *	197,000	6,930,460

		17,638,252

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	206,800	1,207,349

Software & Services 0.3%
Aveva Group plc	46,526	1,110,294
Blinkx plc *	1,135,730	1,591,365

See financial notes 29

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Telecity Group plc *	465,670	3,717,300

		6,418,959

Technology Hardware & Equipment 1.6%
Diploma plc	1,078,077	4,482,679
Halma plc	898,957	4,706,275
Imagination Technologies Group plc *	287,515	2,000,219
Laird plc	2,045,516	4,883,676
Spectris plc	529,157	9,564,849
TT electronics plc	1,249,354	3,194,171

		28,831,869

Telecommunication Services 0.3%
Vodafone Group plc	1,802,758	4,928,024

Utilities 0.2%
Centrica plc	654,682	3,483,610
International Power plc	89,200	595,161

		4,078,771

		325,022,174

United States 0.3%

Energy 0.2%
Gran Tierra Energy, Inc. *	458,191	3,418,105

Household & Personal Products 0.1%
Herbalife Ltd.	18,100	1,155,866

		4,573,971

Total Common Stock
(Cost $1,368,617,535)		1,700,484,802

Preferred Stock 0.2% of net assets

Brazil 0.1%
Banco do Estado do Rio Grande do Sul	184,800	2,031,354

Germany 0.1%
Draegerwerk AG & Co. KGAA	24,161	2,023,926
Hugo Boss AG	4,400	290,715

		2,314,641

Total Preferred Stock
(Cost $4,071,270)		4,345,995

Other Investment Companies 4.8% of net assets

Equity Funds 0.2%
iShares Asia Trust - iShares FTSE/Xinhua A50 China Index ETF	1,581,700	2,795,587

Money Fund 4.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	83,424,593	83,424,593

Total Other Investment Companies
(Cost $85,972,557)		86,220,180

Rights 0.0% of net assets

Spain 0.0%
Banco Santander S.A. *	912,976	151,211

United Kingdom 0.0%
Standard Chartered plc *	19,426	163,574

Total Rights
(Cost $152,901)		314,785

Warrants 0.0% of net assets

France 0.0%
Ste Industrielle d’Aviation Latecoere S.A. (c)*	82,618	140,285

Total Warrants
(Cost $—)		140,285

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.14%, 12/16/10 (a)	3,472,900	3,472,314

Total Short-Term Investment
(Cost $3,472,314)		3,472,314

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Corporate Bond 0.0% of net assets

Brazil 0.0%
Lupatech S.A.
6.50%, 04/15/18 (b)(c)	226,000	136,224

Total Corporate Bond
(Cost $117,822)		136,224

End of Investments.

30 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

At 10/31/10, the tax basis cost of the fund’s investments was $1,508,305,412 and the unrealized appreciation and depreciation were $329,643,625 and ($42,834,452), respectively, with a net unrealized appreciation of $286,809,173.

At 10/31/10, the values of certain foreign securities held by the fund aggregating $1,302,519,062 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $22,118,921 or 1.2% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered

In addition to the above the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 12/17/10	440	30,896,800	3,074,610
S&P 500 Index, e-mini, Long, expires 12/17/10	295	17,400,575	1,257,511

Net unrealized gains			4,332,121

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
Expiration		to be	to be	to be	to be	(Losses)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

08/12/2011	State Street Bank & Trust Co.	USD	1,143,554	AUD	1,210,000	(92,306)
09/12/2011	State Street Bank & Trust Co.	USD	644,715	AUD	685,000	(43,169)
09/16/2011	State Street Bank & Trust Co.	USD	691,407	AUD	735,000	(29,246)
09/16/2011	State Street Bank & Trust Co.	USD	1,084,615	AUD	1,153,000	3,471
09/21/2011	State Street Bank & Trust Co.	USD	921,264	AUD	980,000	4,434
12/15/2010	Northern Trust Co.	USD	3,722,663	CHF	3,662,000	(153,636)
12/15/2010	Northern Trust Co.	USD	2,489,569	CHF	2,449,000	(59,499)
12/15/2010	Northern Trust Co.	USD	3,207,264	CHF	3,155,000	17,717
06/06/2011	State Street Bank & Trust Co.	USD	2,086,727	CHF	2,050,000	(292,573)
06/15/2011	State Street Bank & Trust Co.	USD	508,994	CHF	500,000	(1,111)
06/15/2011	State Street Bank & Trust Co.	USD	5,171,376	CHF	5,080,000	111,321
06/15/2011	State Street Bank & Trust Co.	USD	8,469,655	CHF	8,320,000	230,725
07/06/2011	State Street Bank & Trust Co.	USD	3,919,898	CHF	3,850,000	(274,410)
07/19/2011	State Street Bank & Trust Co.	USD	4,103,585	CHF	4,030,000	(215,088)
08/03/2011	State Street Bank & Trust Co.	USD	3,666,163	CHF	3,600,000	(203,226)
12/14/2010	Morgan Stanley	USD	11,440,252	EUR	8,224,000	(95,409)
12/16/2010	Bank of New York Mellon Corp.	USD	10,418,675	JPY	838,057,000	(455,754)
12/16/2010	Bank of New York Mellon Corp.	USD	7,426,270	JPY	597,354,000	(254,120)
12/16/2010	Bank of New York Mellon Corp.	USD	5,641,615	JPY	453,800,000	(80,272)
03/01/2011	State Street Bank & Trust Co.	USD	10,016,332	JPY	805,000,000	(941,615)
07/01/2011	State Street Bank & Trust Co.	USD	1,196,511	JPY	96,000,000	(104,621)
07/20/2011	State Street Bank & Trust Co.	USD	4,114,170	JPY	330,000,000	(315,871)
08/03/2011	State Street Bank & Trust Co.	USD	3,865,640	JPY	310,000,000	(268,643)
08/15/2011	State Street Bank & Trust Co.	USD	4,976,461	JPY	399,000,000	(279,580)
09/07/2011	State Street Bank & Trust Co.	USD	8,122,640	JPY	651,000,000	(358,313)
09/16/2011	State Street Bank & Trust Co.	USD	2,907,623	JPY	233,000,000	(58,586)
09/21/2011	State Street Bank & Trust Co.	USD	6,739,267	JPY	540,000,000	(40,013)

Net unrealized losses on Forward Foreign Currency Contracts						(4,249,393)

See financial notes 31

 Laudus International MarketMasters Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value (cost $1,462,404,399)		$1,795,114,585
Foreign currency, at value (cost $2,581,153)		2,596,906
Cash		194,880
Receivables:
Investments sold		31,294,546
Dividends		2,868,919
Fund shares sold		1,789,256
Foreign tax reclaims		746,793
Due from broker for futures		208,300
Interest		23,988
Unrealized gains on forward foreign currency contracts		367,668
Prepaid expenses	+	45,405

Total assets		1,835,251,246

Liabilities

Payables:
Investments bought		32,229,874
Investment adviser and administrator fees		188,489
Shareholder service fees		114,358
Fund shares redeemed		893,139
Foreign capital gains tax		302,279
Unrealized losses on forward foreign currency contracts		4,617,061
Accrued expenses	+	195,341

Total liabilities		38,540,541

Net Assets

Total assets		1,835,251,246
Total liabilities	−	38,540,541

Net assets		$1,796,710,705

Net Assets by Source
Capital received from investors		1,969,652,542
Net investment income not yet distributed		16,631,062
Net realized capital losses		(522,180,421)
Net unrealized capital gains		332,607,522

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$848,513,515		46,204,720		$18.36
Select Shares	$948,197,190		51,587,496		$18.38

32 See financial notes

 Laudus International MarketMasters Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (net of foreign withholding taxes of $2,919,452)		$34,535,348
Interest (net of foreign withholding taxes of $3,009)	+	130,606

Total investment income		34,665,954

Expenses

Investment adviser and administrator fees		20,496,806
Shareholder service fees:
Investor Shares		2,192,116
Select Shares		825,946
Custodian fees		941,755
Transfer agent fees		218,029
Portfolio accounting fees		138,774
Shareholder reports		133,064
Professional fees		84,878
Registration fees		69,355
Tax expenses		54,082
Trustees’ fees		16,550
Interest expense		962
Other expenses	+	78,600

Total expenses		25,250,917
Expense reduction by adviser and Schwab	−	273,956
Custody credits	−	40

Net expenses	−	24,976,921

Net investment income		9,689,033

Realized and Unrealized Gains (Losses)

Net realized gains on investments (net of foreign capital gain tax of $212,543)		121,223,052
Net realized gains on futures contracts		3,352,613
Net realized gains on foreign currency transactions	+	4,225,918

Net realized gains		128,801,583
Net unrealized gains on investments (net of foreign capital gain tax of $139,943)		202,225,272
Net unrealized gains on futures contracts		5,675,770
Net unrealized losses on foreign currency translations	+	(2,521,682)

Net unrealized gains	+	205,379,360

Net realized and unrealized gains		334,180,943

Increase in net assets resulting from operations		$343,869,976

See financial notes 33

 Laudus International MarketMasters Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$9,689,033	$13,288,211
Net realized gains (losses)		128,801,583	(354,477,131)
Net unrealized gains	+	205,379,360	720,244,336

Increase in net assets from operations		343,869,976	379,055,416

Distributions to Shareholders

Distributions from net investment income
Investor Shares		10,988,186	37,144,919
Select Shares	+	8,268,447	23,587,535

Total distributions from net investment income		$19,256,633	$60,732,454

Transactions in Fund Shares

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		8,143,298	$137,057,352	6,575,117	$77,667,118
Select Shares	+	19,260,215	332,599,745	10,696,072	129,841,801

Total shares sold		27,403,513	$469,657,097	17,271,189	$207,508,919

Shares Reinvested
Investor Shares		559,839	$8,767,079	2,583,646	$28,368,429
Select Shares	+	363,514	5,692,624	1,696,311	18,608,533

Total shares reinvested		923,353	$14,459,703	4,279,957	$46,976,962

Shares Redeemed
Investor Shares		(24,384,156)	($412,672,886)	(25,225,173)	($285,991,828)
Select Shares	+	(9,864,402)	(159,927,165)	(16,356,316)	(184,493,954)

Total shares redeemed		(34,248,558)	($572,600,051)	(41,581,489)	($470,485,782)

Net transactions in fund shares		(5,921,692)	($88,483,251)	(20,030,343)	($215,999,901)

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		103,713,908	$1,560,580,613	123,744,251	$1,458,257,552
Total increase or decrease	+	(5,921,692)	236,130,092	(20,030,343)	102,323,061

End of period		97,792,216	$1,796,710,705	103,713,908	$1,560,580,613

Net investment income not yet distributed			$16,631,062		$14,158,527

34 See financial notes

 Laudus MarketMasters Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund-Moderate Payout
Schwab Monthly Income Fund-Enhanced Payout
Schwab Monthly Income Fund-Maximum Payout

Each of the Laudus MarketMasters Funds offers two share classes: Investor Shares and Select Shares®. Shares of each class represented an interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value ( “NAV”), which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International Fair Valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have

 35

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

•	Futures and forwards contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such instruments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

36

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of October 31, 2010:

Laudus Small-Cap MarketMasters Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$368,167,461	$—	$—	$368,167,461
Foreign Common Stock(a)	3,148,933	—	—	3,148,933
Other Investment Company(a)	26,247,351	—	—	26,247,351
Short-Term Investment(a)	—	1,543,140	—	1,543,140

Total	$397,563,745	$1,543,140	$—	$399,106,885

Other Financial Instruments
Futures Contract*	$866,701	$—	$—	$866,701

Laudus International MarketMasters Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$180,051,072	$—	$180,051,072
Australia(a)	—	47,495,634	—	47,495,634
Materials	16,906,173	9,238,974	—	26,145,147
Bermuda(a)	4,851,259	—	—	4,851,259
Brazil(a)	43,975,518	—	—	43,975,518
Canada(a)
Banks	3,953,349	—	—	3,953,349
Consumer Durables & Apparel	1,377,648	—	—	1,377,648
Consumer Services	1,868,657	—	—	1,868,657
Energy	33,688,362	—	—	33,688,362
Food, Beverage & Tobacco	568,438	—	—	568,438
Health Care Equipment & Services	2,387,412	—	—	2,387,412
Insurance	802,640	—	—	802,640
Materials	44,035,575	327,236	—	44,362,811
Media	3,017,011	—	—	3,017,011
Pharmaceuticals, Biotechnology & Life Sciences	684,728	—	—	684,728
Real Estate	13,574,252	—	—	13,574,252
Retailing	408,511	—	—	408,511
Transportation	22,033,161	—	—	22,033,161
Chile(a)	3,557,660	—	—	3,557,660

 37

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

China(a)	$—	$21,923,870	$—	$21,923,870
Commercial & Professional Supplies	1,445,175	—	—	1,445,175
Materials	755,946	13,007,521	—	13,763,467
Media	908,325	—	—	908,325
Retailing	2,323,827	—	—	2,323,827
Software & Services	2,657,750	1,455,905	—	4,113,655
Denmark(a)		14,884,921	—	14,884,921
Consumer Durables & Apparel	452,541	—	—	452,541
Materials	4,758,498	1,042,816	—	5,801,314
France(a)	—	111,629,085	—	111,629,085
Commercial & Professional Supplies	324,672	1,079,159	—	1,403,831
Food, Beverage & Tobacco	949,344	5,998,139	—	6,947,483
Pharmaceuticals, Biotechnology & Life Sciences	3,612,724	—	—	3,612,724
Germany(a)	—	61,078,312	—	61,078,312
Capital Goods	4,958,557	17,088,730	—	22,047,287
Materials	6,699,305	26,442,434	—	33,141,739
Retailing	6,143,325	—	—	6,143,325
Utilities	1,961,302	—	—	1,961,302
Hong Kong(a)	—	27,146,449	—	27,146,449
Consumer Durables & Apparel	1,852,047	—	—	1,852,047
India(a)	—	21,011,088	—	21,011,088
Real Estate	129,665	—	—	129,665
Indonesia(a)	—	13,816,255	—	13,816,255
Capital Goods	1,103,454	2,619,655	—	3,723,109
Ireland(a)	—	12,145,950	—	12,145,950
Capital Goods	8,247,696	—	—	8,247,696
Food, Beverage & Tobacco	3,169,949	—	—	3,169,949
Israel(a)	—	2,299,428	—	2,299,428
Semiconductors & Semiconductor Equipment	3,962,939	—	—	3,962,939
Technology Hardware & Equipment	243,250	—	—	243,250
Japan(a)	—	195,146,878	—	195,146,878
Pharmaceuticals, Biotechnology & Life Sciences	1,415,260	—	—	1,415,260
Luxembourg(a)	—	9,269,955	—	9,269,955
Energy	8,800,768	7,319,584	—	16,120,352
Mexico(a)	19,539,682	—	—	19,539,682
Netherlands(a)	—	27,342,866	—	27,342,866
Energy	15,913,298	12,291,487	—	28,204,785
Food, Beverage & Tobacco	1,563,178	4,636,784	—	6,199,962
Norway(a)	—	4,476,848	—	4,476,848
Energy	3,114,985	4,807,793	—	7,922,778
Materials	899,388	—	—	899,388
Peru(a)	2,335,703	—	—	2,335,703

38

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Singapore(a)	$—	$33,178,877	$—	$33,178,877
Materials	336,067	—	—	336,067
Real Estate	980,484	19,835,055	—	20,815,539
Switzerland(a)	—	84,145,001	—	84,145,001
Consumer Services	1,002,583	—	—	1,002,583
Energy	27,375,014	—	—	27,375,014
Food, Beverage & Tobacco	13,667,907	8,674,084	—	22,341,991
Pharmaceuticals, Biotechnology & Life Sciences	4,159,361	9,961,043	—	14,120,404
Thailand(a)	—	867,022	—	867,022
Food & Staples Retailing	1,319,712	—	—	1,319,712
Materials	378,712	—	—	378,712
United Kingdom(a)	—	109,384,069	—	109,384,069
Capital Goods	667,920	83,234,722	42,232	83,944,874
Food, Beverage & Tobacco	9,635,975	9,911,817	—	19,547,792
Materials	13,401,696	47,423,165	—	60,824,861
Pharmaceuticals, Biotechnology & Life Sciences	831,691	4,018,766	—	4,850,457
Retailing	9,090,473	8,547,779	—	17,638,252
Technology Hardware & Equipment	4,883,676	23,948,193	—	28,831,869
United States(a)	4,573,971	—	—	4,573,971
Preferred Stock(a)	—	2,314,641	—	2,314,641
Brazil	2,031,354	—	—	2,031,354
Other Investment Companies(a)	86,220,180	—	—	86,220,180
Rights(a)	314,785	—	—	314,785
Warrants(a)	140,285	—	—	140,285
Short-Term Investment(a)	—	3,472,314	—	3,472,314
Corporate Bond(a)	—	—	136,224	136,224

Total	$488,944,753	$1,305,991,376	$178,456	$1,795,114,585

Other Financial Instruments
Futures Contract*	$4,332,121	$—	$—	$4,332,121
Forward Foreign Currency Contracts*	367,668	—	—	367,668

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Contracts*	($4,617,061)	$—	$—	($4,617,061)

 39

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	October 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2010

Common Stock
United Kingdom	$55,549	$—	$259	$544	($14,120)	$—	$—	$42,232
Corporate Bonds
Brazil	131,484	(382)	—	5,122	—	—	—	136,224

Total	$187,033	($382)	$259	$5,666	($14,120)	$—	$—	$178,456

*	Futures contracts and Forward Foreign Currency contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

All net realized and change in unrealized gains (losses) in the tables above are reflected in the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the fund at October 31, 2010 are $5,666.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended October 31, 2010. There were no significant transfers between Level 1 and Level 2 for the period ended October 31, 2010. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The accounting for forwards is treated similar to that of futures contracts in that gains and losses are accounted for as unrealized gains or losses until the contracts settles and such amounts are accounted for as realized.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of their securities to another party (the “borrower”). When the fund lends securities, the borrower provides cash, U.S. government securities or letters of credit as collateral against the loans in an amount at least equal to 100% of the market value of the loaned securities. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. The investments of collateral are mark-to-market daily and the value of the collateral must be at least 100% of the market value of the loan securities each day. If the value of the collateral falls below 100%, it will be adjusted the following day.

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The funds’ repurchase agreements are fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the funds’ custodian

40

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains and losses are reported in foreign currency transactions and translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investment resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds may record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

 41

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of October 31, 2010, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to those described below:

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions that more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount

42

 Laudus MarketMasters Funds

Financial Notes (continued)

3. Risk factors (continued):

invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Although CSIM monitors and seeks to coordinate the overall management of a fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, a fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if a fund had a single manager.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to each fund, CSIM is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Laudus Small-Cap	Laudus International
% of Average Daily Net Assets	MarketMasters Fund	MarketMasters Fund

First $500 million	1.17%	1.29%
$500 million to $1 billion	1.13%	1.275%
Over $1 billion	1.07%	1.25%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25% for Investor Shares and 0.20% for Select Shares. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% for Investor Shares and 0.20% for Select Shares of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitations”) with the funds to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Investor Shares	1.46%	1.65%
Select Shares	1.31%	1.47%

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each Laudus MarketMasters Fund owned by other Schwab Funds as of October 31, 2010.

 43

 Laudus MarketMasters Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Schwab Target Funds:
Schwab Target 2010	0.3%	0.2%
Schwab Target 2015	0.2%	0.1%
Schwab Target 2020	1.5%	0.8%
Schwab Target 2025	0.5%	0.2%
Schwab Target 2030	2.7%	1.1%
Schwab Target 2035	0.5%	0.2%
Schwab Target 2040	2.7%	1.1%
Schwab Balanced Fund	2.4%	—%

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the year ended October 31, 2010, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Laudus Small-Cap MarketMasters Fund	$—
Laudus International MarketMasters Fund	401,837

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended October 31, 2010, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Laudus Small-Cap MarketMasters Fund	$294,753,860	$346,774,304
Laudus International MarketMasters Fund	1,267,839,938	1,362,369,009

44

 Laudus MarketMasters Funds

Financial Notes (continued)

8. Disclosures about Derivative Instruments and Hedging Activities:

During the period ended October 31, 2010, the funds invested in equity index futures contracts and the Laudus International MarketMasters Fund also invested in forward foreign currency exchange contracts. The fair value, variation margin and the realized/unrealized gains (losses) on derivatives contracts held by the funds are presented on the face of each fund’s Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations. Investments in forward foreign currency contracts subject the Laudus International MarketMasters Fund to foreign currency risk and risk of default by the counterparty. Refer to Financial Note 2(b) for the funds’ accounting policies with respect to derivatives contracts and Financial Note 3 for additional disclosures concerning the risks of investing in derivatives contracts.

The funds invested in futures contracts to gain market exposure while still keeping a small portion of assets in cash for business operations. The Laudus International MarketMasters Fund invested in forward foreign currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates.

During the period ending October 31, 2010, the monthly average contract value of futures contracts and the monthly average number of contracts held by the funds were as follows:

	Contract Values	Number of Contracts

Laudus Small-Cap MarketMasters Fund	$8,570,008	132
Laudus International MarketMasters Fund	44,667,092	735

During the period ending October 31, 2010, the monthly average notional amount and the monthly average unrealized gains (losses) on the Laudus International MarketMasters Fund’s investment in forward foreign currency exchange contracts were $106,104,300 and $783,718, respectively.

As of October 31, 2010, the location on the Statement of Assets and Liabilities of the derivative contracts held by the Laudus International MarketMasters Fund, categorized by primary risk exposure, was:

Asset Derivatives	Fair Value

Equity Index — Futures Contracts[1]	$4,332,121
Foreign Exchange — Forward Contracts[2]	367,668

Total	$4,699,789

Liability Derivatives	Fair Value

Foreign Exchange — Forward Contracts[3]	$4,617,061

[1]	Includes cumulative unrealized losses of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.
[2]	Statement of Assets & Liabilities location: Unrealized gains on forward foreign currency contracts.
[3]	Statement of Assets & Liabilities location: Unrealized losses on forward foreign currency contracts.

During the period ending October 31, 2010, the location on the Statement of Operations of the derivatives held by the Laudus International MarketMasters Fund, categorized by primary risk exposure, was:

	Equity Index	Foreign Exchange –
	Futures Contracts	Forward Contracts

Realized Gain (Losses)[1]	$3,352,613	$5,486,519
Change in Unrealized Gains (Losses)[2]	5,675,770	(2,559,685)

[1]	Statement of Operations location: Net realized gains on futures contracts and net realized gains on foreign currency transactions.
[2]	Statement of Operations location: Net unrealized gains on futures contracts and net unrealized losses on foreign currency translations.

 45

 Laudus MarketMasters Funds

Financial Notes (continued)

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/01/09-10/31/2010)	(11/01/08-10/31/09)

Laudus Small-Cap MarketMasters Fund	$4,162	$6,502
Laudus International MarketMasters Fund	6,103	23,838

10. Federal Income Taxes:

As of October 31, 2010, the components of distributable earnings on a tax-basis were as follows:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Undistributed Ordinary income	$—	$22,782,417
Undistributed long-term capital gains	—	—
Unrealized appreciation	68,971,416	329,643,625
Unrealized depreciation	(11,849,477)	(42,834,452)
Other unrealized appreciation/(depreciation)	—	(155,342)

Net unrealized appreciation/(depreciation)	$57,121,939	$286,653,831

The primary differences between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments are Passive Foreign Investment Companies (PFIC), Partnerships and the tax deferral of losses on wash sale.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2010, the following funds had capital loss carryforwards available to offset net capital gains before the expiration dates:

	Laudus Small-Cap	Laudus International
Expiration Date	MarketMasters Fund	MarketMasters Fund

October 31, 2016	$59,045,872	$115,728,788
October 31, 2017	59,667,102	366,649,297

Total	$118,712,974	$482,378,085

As of October 31, 2010, the funds had capital losses utilized as follows:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Capital losses utilized	$37,136,616	$107,188,613

The tax-basis components of distributions paid during the current and prior periods were:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Current period distributions
Ordinary income	$—	$19,256,633
Long-term capital gains	—	—

Prior period distributions
Ordinary income	$430,999	$60,732,454
Long-term capital gains	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as PFICs, non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and

46

 Laudus MarketMasters Funds

Financial Notes (continued)

10. Federal Income Taxes (continued):

net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2010, the funds made the following reclassifications:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Capital Shares	($2,384,880)	$91,389
Undistributed net investment income	2,383,832	12,040,135
Net realized capital gains and losses	1,048	(12,131,524)

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2010, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Laudus Small-Cap MarketMasters Fund and Laudus International MarketMasters Fund (two of the portfolios constituting Schwab Capital Trust, hereafter collectively referred to as the “Funds”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 15, 2010

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Other Federal Tax Information (unaudited)

For the fiscal year ended October 31, 2010, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2011 via IRS form 1099 of the amounts for use in preparing their 2010 income tax return.

Laudus Small-Cap MarketMasters Fund	$—
Laudus International MarketMaster Fund	22,027,539

The Laudus International MarketMaster Fund elects to pass through, under section 853 of the Internal Revenue Code, the foreign tax credit of $2,770,906 to its shareholders for the year ended October 31, 2010. The respective foreign source income on the fund is $37,455,399.

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Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) with respect to the existing funds in the Trust, including Laudus Small-Cap MarketMasters Fund and Laudus International MarketMasters Fund (the “Funds”), and the individual subadvisory agreements between CSIM and Neuberger Berman Management LLC, TAMRO Capital Partners, LLC, TCW Investment Management Company and Tocqueville Asset Management L.P. relating to Laudus Small-Cap MarketMasters Fund; and CSIM and American Century Global Investment Management, Inc., Harris Associates L.P., William Blair & Company, LLC, Mondrian Investment Partners Limited and Wentworth, Hauser & Violich relating to the Laudus International MarketMasters Fund (collectively, the “Sub-Advisers”). Such investment advisory and sub-advisory agreements are collectively referred to herein as the “Agreements”. The Trustees also review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and the Sub-Advisers, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM. The Board also discusses with CSIM the Funds’ operations and CSIM’s ability, consistent with the “manager of managers” structure of each of the Funds to (i) identify and recommend to the Trustees sub-advisers for each Fund, (ii) monitor and oversee the performance and investment capabilities of each sub-adviser, and (iii) recommend the replacement of a sub-adviser when appropriate.

As part of the renewal process, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to each of the Sub-Advisers seeking certain relevant information. The responses by CSIM and the Sub-Advisers are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements with respect to the Funds at meetings held on April 28, 2010, and June 3, 2010, and approved the renewal of the Agreements with respect to the Funds for an additional one year term at the meeting held on June 3, 2010. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and the Sub-Advisers, dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange-traded funds and other types of accounts;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of the Sub-Advisers; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. In addition, the Trustees considered that many of the Funds’ shareholders are also brokerage clients of Schwab. The Board also considered the nature, extent and quality of the sub-advisory services provided by the Sub-Advisers to the Funds and the resources each dedicates to the Funds. In this regard, the Trustees

50

evaluated among other things, each Sub-Adviser’s personnel, experience and compliance program. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and the Sub-Advisers to the Funds and the resources of CSIM, and its affiliates, and the Sub-Advisers dedicated to the Funds supported renewal of the Agreements with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/ benchmarks, in light of total return, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. In addition, the Trustees considered whether irrespective of relative performance, each Sub-Adviser’s absolute performance was consistent with expectations for such Sub-Adviser’s unique investment methodology. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser and Sub-Adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM and the Sub-Advisers to other mutual funds, exchange-traded funds and to other types of accounts, such as separate accounts, pooled vehicles, wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to the Sub-Advisers, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM and the Sub-Advisers from their relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM or any Sub-Adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and the Sub-Advisers, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and the Sub-Advisers, and their respective affiliates. The Board also considered the profitability of the Sub-Advisers with respect to the sub-advisory services they provide to the Funds, although, when doing so, the Board took into account the fact that the Sub-Advisers are compensated by CSIM, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and CSIM. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and the Sub-Advisers is reasonable and supported renewal of the Agreements with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to the Funds that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 51

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 84 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 2000.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	73	None

52

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	73	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	84	None

 53

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Funds (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Funds (Nov. 1998 – present) and Schwab ETFs (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

54

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 55

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call one of the numbers below.

Laudus Funds® direct investors:  1-800-447-3332

© 2010 Laudus Funds. All rights reserved.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Laudus Funds’ website at www.laudusfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Laudus Funds at 1-800-447-3332.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting The Laudus Funds’ website at www.laudusfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Laudus Fundstm

Laudus Growth Investors
Laudus Growth Investors U.S. Large Cap Growth Fund

Laudus MarketMasters Fundstm
Laudus International MarketMasters Fundtm
Laudus Small-Cap MarketMasters Fundtm

Laudus Mondrian Fundstm
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian Global Equity Fund
Laudus Mondrian International Fixed Income Fund

Laudus Mondrian Institutional Fundstm
Laudus Mondrian Institutional Emerging Markets Fund
Laudus Mondrian Institutional International Equity Fund

The Laudus Funds includes the Laudus Growth Investors U.S. Large Cap Growth Fund and the Laudus Mondrian Funds, which are part of the Laudus Trust and Laudus Institutional Trust and distributed by ALPS Distributors Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc. Charles Schwab & Co., Inc. and ALPS Distributors Inc. are unaffiliated entities.

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Laudus MarketMasters Funds
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2010 Charles Schwab & Co., Inc. All rights reserved. Member SIPC®. Printed on recycled paper.	MFR13812-13

COMMAND PERFORMANCETM

Annual report dated October 31, 2010 enclosed.

Schwab Fundamental Index* Funds

Schwab Fundamental
US Large* Company Index Fund

Schwab Fundamental
US Small-Mid* Company Index Fund

Schwab Fundamental
International* Large Company
Index Fund

Schwab Fundamental
International* Small-Mid Company Index Fund

Schwab Fundamental
Emerging Markets* Index Fund

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*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

This wrapper is not part of the shareholder report.

Schwab Fundamental Index* Funds

Annual Report
October 31, 2010

Schwab Fundamental
US Large* Company Index Fund

Schwab Fundamental
US Small-Mid* Company Index Fund

Schwab Fundamental
International* Large Company
Index Fund

Schwab Fundamental
International* Small-Mid Company Index Fund

Schwab Fundamental
Emerging Markets* Index Fund

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

This page is intentionally left blank.

Schwab Fundamental Index Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for
the Report Period

Schwab Fundamental US Large* Company Index Fund
(Ticker Symbol: SFLNX)	19.95%

FTSE RAFI US 1000 Index®	19.81%
Fund Category: Morningstar Large-Cap Value	13.99%

Performance Details	pages 6-7

Schwab Fundamental US Small-Mid* Company Index Fund
(Ticker Symbol: SFSNX)	29.07%

FTSE RAFI US Mid Small 1500 Index®	28.16%
Fund Category: Morningstar Small-Cap Blend	25.22%

Performance Details	pages 8-9

Schwab Fundamental International* Large Company Index Fund
(Ticker Symbol: SFNNX)[1]	8.27%

FTSE RAFI Developed ex US 1000 Index®	7.58%
Fund Category: Morningstar Foreign Large-Cap Value	12.54%

Performance Details	pages 10-11

Schwab Fundamental International* Small-Mid Company Index Fund
(Ticker Symbol: SFILX)[1]	14.32%

FTSE RAFI Developed ex US Mid Small 1500 Index	13.67%
Fund Category: Morningstar Foreign Small/Mid Growth	22.42%

Performance Details	pages 12-13

Schwab Fundamental Emerging Markets* Index Fund
(Ticker Symbol: SFENX)[1]	22.36%

FTSE RAFI Emerging Index®	23.08%
Fund Category: Morningstar Diversified Emerging Markets	25.34%

Performance Details	pages 14-15

Minimum Initial Investment[2]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). The Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[2]	Please see prospectus for further details and eligibility requirements.

2 Schwab Fundamental Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the year that ended October 31, 2010, many investors wrestled with news that was mostly negative—the recovery of the U.S. economy remained tepid, unemployment stayed stubbornly high, and the housing market remained weak. In spite of these events, nearly all stock and bond markets produced positive returns, both in the United States and abroad.

The bellwether S&P 500 Index gained 16.52% during the year and international stock markets also rewarded investors as indicated by a return of 8.82% in the MSCI EAFE Index. Growth stocks generally fared better than value stocks in large-, mid-, and small-cap sectors.

For the year ended October 31, 2010, the Schwab Fundamental Index Funds generated positive absolute returns, aided by the strong performance of the equity markets in the latter part of the period. Four of the five funds topped their performance benchmarks by moderate amounts. The Schwab Fundamental Emerging Markets Index Fund underperformed its benchmark. Please read the fund managers’ discussion and analysis on the following pages for more details.

At Schwab, we encourage investors to review their investment strategy periodically in the context of their tolerance for risk, timeline, and established investment plan.

If you have any questions about the Schwab Fundamental Index Funds or any other Schwab Funds, please call us at 1-800-435-4000. Please also see www.schwabfunds.com for details on each fund including performance results, investment strategy, and prospectus.

Thank you for investing with us.

Sincerely,

Schwab Fundamental Index Funds 3

The Investment Environment

The past 12 months produced significant positive returns in nearly all major equity and fixed income markets, despite various economic indicators falling short of expectations here in the United States and abroad. Domestic equity markets fared better than international, and growth stocks outperformed value stocks in large-, mid-, and small-cap categories. In the credit markets, inflation-protected bonds were the best performers and U.S. Treasuries had the poorest returns, though they also had solid performance for the 12 months under review.

The return for the S&P 500 Index, which is usually seen as a bellwether for U.S. financial markets, was positive at 16.52%. The international stock markets also had solid overall returns, and the MSCI EAFE Index (Gross) returned 8.82%. In fixed-income, the Barclays Capital U.S. Aggregate Bond Index returned 8.01%, while the Barclays Capital U.S. TIPS Index returned 10.42%, and the Barclays Capital U.S. Treasury Index returned 7.20% for the reporting period.

In a press release dated November 3, 2010, the Federal Reserve (the Fed) described information it had received since its meeting in September 2010, and noted that the pace of recovery in output and employment remained slow. Moreover, persistent high unemployment, coupled with depressed housing prices and a rise in foreclosures, continued to work against the U.S. economic recovery process. In the U.S. fixed income markets, accommodative Fed policy in the form of a near-zero federal funds rate remained intact, and several recent statements from the Fed affirmed that rates will remain low for an extended period of time. Also in November’s press release, the Fed stated that it intended to purchase up to $600 billion of longer-term U.S. Treasuries by the end of the second quarter in 2011.

At the international level, financial markets fluctuated during the reporting period. Ongoing concerns regarding the debt obligations of Greece, Spain, Ireland, and other European countries continued to capture the attention of central banks and resulted in the progressive downgrading of debt in those countries. The news caused temporary turmoil in the U.S. and global financial markets in early May 2010. While there has been some rebounding to pre-May levels in the markets, central banks remain attentive to debt ratios, monetary exchange rates, interest rates, and inflation measurements.

During the reporting period, two economic events caused volatility in the equity and fixed income markets. First, was the Deepwater Horizon oil spill in the Gulf of Mexico on April 20, 2010. The costs—in terms of environmental impact and loss of oil—affected energy-related stocks, which declined on the news. For the reporting period, the Energy Sector was the weakest performing sector in the S&P 500 Index. Second, investor confidence in the United States and abroad was further shaken on May 6, 2010, when the Dow Jones Industrial Average dropped 999 points, within a 30-minute timeframe, before partially regaining some of the decline. The equity market event was subsequently named the “flash crash.” As a result of the flash crash, more than 16,000 trades were cancelled by the major U.S. stock exchanges.

On a more general note in the United States, real Gross Domestic Product (GDP) growth remained lower than hoped for during the reporting period, with the Bureau of Economic Analysis estimating that GDP grew at a rate of 2.0% for the third quarter of 2010. Likewise, the national unemployment rate—as reported by the Bureau of Labor Statistics—was an ongoing concern and hovered just below 10% throughout the 12-month period. Finally, high delinquencies, foreclosures, and stalled foreclosures weighed heavily on the housing sector. The discovery that some institutions had improper or incomplete paperwork on original loan documents brought at least a temporary halt to some foreclosures.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.52%	S&P 500® Index: measures U.S. large-cap stocks

26.58%	Russell 2000® Index: measures U.S. small-cap stocks

8.82%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

8.01%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.11%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Fundamental Index Funds

Fund Management

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Fundamental Index Funds 5

Schwab Fundamental US Large* Company
Index Fund

The Schwab Fundamental US Large Company Index Fund (the fund) seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI US 1000 Index (the index). The index is composed of the largest 1000 listed companies incorporated in the United States, ranked by four fundamental financial measures of size: sales, cash flows, book value and dividends. An overall weight is calculated for each company by equally weighting each fundamental measure. Each of the companies in the index is assigned a weight equal to its fundamental weight. For more information on the fund’s strategy, please see the fund’s prospectus.

The fund returned 19.95% for the 12-month period, while its comparative index, the FTSE RAFI US 1000 Index, returned 19.81%. Unlike the fund, the index does not bear operational and transactional costs. During the period, the fund utilized a replication approach.

The fund’s tight allocation across all sectors, market capitalization, and valuation measures—compared to the index—kept the fund’s performance close to the index’s. All sectors posted positive returns, but the best absolute performers were Consumer Discretionary and Materials. However, the top contributors for the index were Consumer Discretionary and Industrials, while the top contributors for the fund were Consumer Discretionary and Financials. The weakest absolute performers for the fund and the index were Financials and Energy, while the least positive contributors for both were Utilities and Telecommunication Services.

As a result of regulatory constraints which limit the fund’s ability to invest in certain financial companies, the fund was underweight Citigroup and Bank of America until December 2009. During this time, Citigroup, in particular, lagged the fund’s performance and the underweight resulted in positive fund performance.

As of 10/31/10:

 Statistics

Number of Holdings	997
Weighted Average Market Cap ($ x 1,000,000)	$66,507
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	27%

 Sector Weightings % of Investments

Financials	20.2%
Energy	11.9%
Industrials	11.6%
Consumer Discretionary	11.4%
Information Technology	10.8%
Consumer Staples	9.8%
Health Care	9.0%
Utilities	5.8%
Telecommunication Services	4.9%
Materials	3.9%
Other	0.7%
Total	100.0%

 Top Equity Holdings % Net Assets1

Exxon Mobil Corp.	3.0%
AT&T, Inc.	2.3%
General Electric Co.	2.2%
Chevron Corp.	1.9%
Citigroup, Inc.	1.6%
Verizon Communications, Inc.	1.6%
Bank of America Corp.	1.5%
ConocoPhillips	1.5%
Microsoft Corp.	1.5%
JPMorgan Chase & Co.	1.4%
Total	18.5%

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Fundamental Index Funds

 Schwab Fundamental US Large* Company Index Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 2, 2007 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Average Annual Total Returns1,2,4

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab Fundamental US Large* Company Index Fund (4/2/07)	19.95%	-3.82%	-1.23%
FTSE RAFI US 1000 Index®	19.81%	-3.78%	-1.21%
Fund Category: Morningstar Large-Cap Value	13.99%	-7.65%	-4.82%

Fund Expense Ratios3: Net 0.36%; Gross 0.52%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Fundamental Index Funds 7

Schwab Fundamental US Small-Mid* Company
Index Fund

The Schwab Fundamental US Small-Mid Company Index Fund (the fund) seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI US Mid Small 1500 Index (the index). The index is composed of approximately 1500 listed small and medium sized companies incorporated in the United States, ranked by four fundamental financial measures of size: sales, cash flows, book value and dividends. An overall weight is calculated for each company by equally weighting each fundamental measure. Each of the companies in the index is assigned a weight equal to its fundamental weight. For more information on the fund’s strategy, please see the fund’s prospectus.

The fund returned 29.07% for the 12-month period, while its comparative index, the FTSE RAFI US Mid Small 1500 Index, returned 28.16%. Unlike the fund, the index does not include operational and transactional costs. During the period, the fund utilized a sampling approach.

The fund’s tight allocation across all sectors, market capitalization, and valuation measures—compared to the index—kept the fund’s performance close to the index’s. All sectors posted positive returns, but the best absolute performers for the fund and the index were Telecommunication Services and Materials. However, the top contributors for the index and fund were Consumer Discretionary and Information Technology. A rights distribution within the fund (for Pacific Capital Bancorp) was the main driver of positive performance relative to the index during the period. The weakest absolute performers for the index were Financials and Health Care, while the least positive performers for the fund were Health Care and Utilities. In terms of the weakest contributors, Telecommunication Services and Utilities came in last for the fund and the index.

As of 10/31/10:

 Statistics

Number of Holdings	1,454
Weighted Average Market Cap ($ x 1,000,000)	$1,301
Price/Earnings Ratio (P/E)	-35.0
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	41%

 Sector Weightings % of Investments

Financials	20.9%
Industrials	19.1%
Information Technology	17.3%
Consumer Discretionary	17.3%
Health Care	6.4%
Energy	5.9%
Materials	5.8%
Consumer Staples	3.0%
Utilities	2.0%
Telecommunication Services	1.4%
Other	0.9%
Total	100.0%

 Top Equity Holdings % Net Assets1

NCI Building Systems, Inc.	0.5%
Atmel Corp.	0.3%
FelCor Lodging Trust, Inc.	0.3%
Netflix, Inc.	0.3%
Pacific Capital Bancorp	0.3%
NACCO Industries, Inc., Class A	0.3%
Ashford Hospitality Trust	0.3%
WABCO Holding, Inc.	0.3%
Chipotle Mexican Grill, Inc.	0.3%
Post Properties, Inc.	0.3%
Total	3.2%

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Fundamental Index Funds

 Schwab Fundamental US Small-Mid* Company Index Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 2, 2007 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Average Annual Total Returns1,2,4

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab Fundamental US Small-Mid* Company Index Fund (4/2/07)	29.07%	0.06%	1.04%
FTSE RAFI US Mid Small 1500 Index®	28.16%	0.75%	1.77%
Fund Category: Morningstar Small-Cap Blend	25.22%	-3.83%	-2.24%

Fund Expense Ratios3: Net 0.35%; Gross 0.59%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Fundamental Index Funds 9

Schwab Fundamental International* Large Company Index Fund

The Schwab Fundamental International Large Company Index Fund (the fund) seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI Developed ex US 1000 Index (the index). The index is composed of the largest 1000 listed companies incorporated outside the United States, ranked by four fundamental financial measures of size: sales, cash flows, book value and dividends. An overall weight is calculated for each company by equally weighting each fundamental measure. Each of the companies in the index is assigned a weight equal to its fundamental weight. For more information on the fund’s strategy, please see the fund’s prospectus.

The fund returned 8.27% for the 12-month period, while its comparative index, the FTSE RAFI Developed ex US 1000 Index, returned 7.58%. A part of the fund’s outperformance was attributed to timing differences in foreign exchange calculations.** Fair valuation of the fund’s holdings on the last trading day of the current period also had a positive impact on the fund’s return relative to the index (see financial note 2 for more information). Unlike the fund, the index does not include operational or transactional costs. During the period, the fund utilized a replication approach.

The fund’s tight allocation across all regions and countries benefitted the fund in a way that was similar to the index. From a country standpoint, Singapore and South Korea were the top performers on an absolute basis, while Greece was the worst, for the index and the fund. The United Kingdom and Germany contributed the most to the index’s and fund’s return.

All sectors reported positive returns, except for Financials. The best contributors and absolute performers for the fund and index were Industrials and Materials. The two weakest contributors and absolute performers for the fund and index were Financials and Energy.

As of 10/31/10:

 Statistics

Number of Holdings	1,025
Weighted Average Market Cap ($ x 1,000,000)	$46,457
Price/Earnings Ratio (P/E)	24.4
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	65%

 Sector Weightings % of Investments

Financials	27.7%
Industrials	11.7%
Consumer Discretionary	11.6%
Materials	9.9%
Energy	9.7%
Telecommunication Services	7.7%
Consumer Staples	7.1%
Utilities	5.4%
Health Care	4.4%
Information Technology	3.9%
Other	0.9%
Total	100.0%

 Top Equity Holdings % Net Assets1

ING Groep N.V. CVA	1.8%
Vodafone Group plc	1.7%
Royal Dutch Shell plc, A Share	1.5%
BP plc	1.4%
Total S.A.	1.4%
HSBC Holdings plc	1.3%
Daimler AG - Reg’d	1.2%
Banco Santander S.A.	1.1%
Royal Dutch Shell plc, B Share	1.1%
Telefonica S.A.	0.9%
Total	13.4%

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
**	Typically, the securities in the index are valued using foreign exchange rates obtained at the close of the London foreign currency exchange (11:00 AM EST), using exchange rates in place at that time. Securities in the fund, however, are valued using foreign exchange rates obtained at the close of the New York foreign currency exchange (4:00 PM EST). This difference in closing times can result in different foreign currency exchange rates between the two exchanges, and thus different foreign currency exchange rates used in the valuation of the index’s and fund’s securities.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Foreign securities can involve risks such as political and economic instability and currency risk.

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Fundamental Index Funds

 Schwab Fundamental International* Large Company Index Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 2, 2007 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Average Annual Total Returns1,2,4

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab Fundamental International* Large Company Index Fund (4/2/07)	8.27%	-8.01%	-3.27%
FTSE RAFI Developed ex US 1000 Index®	7.58%	-7.06%	-2.09%
Fund Category: Morningstar Foreign Large-Cap Value	12.54%	-9.83%	-5.21%

Fund Expense Ratios3: Net 0.35%; Gross 0.76%

 Style Assessment5

 Country Weightings % of Equity Investments

United Kingdom	20.1%
Japan	15.0%
France	10.8%
Germany	9.4%
Canada	5.3%
Australia	5.0%
Italy	4.9%
Spain	4.3%
Swizerland	4.3%
Republic of Korea	4.1%
Netherlands	3.9%
Sweden	2.7%
Other Countries	10.2%
Total	100.0%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Fundamental Index Funds 11

Schwab Fundamental International* Small-Mid Company Index Fund

The Schwab Fundamental International Small-Mid Company Index Fund (the fund) seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI Developed ex US Mid Small 1500 Index (the index). The index is composed of approximately 1500 small and medium sized non US listed companies ranked by four fundamental financial measures of size: sales, cash flows, book value and dividends. An overall weight is calculated for each company by equally weighting each fundamental measure. Each of the companies in the index is assigned a weight equal to its fundamental weight. For more information on the fund’s strategy, please see the fund’s prospectus.

The fund returned 14.32% for the 12-month period, while its comparative index, the FTSE RAFI Developed ex US Mid Small 1500 Index, returned 13.67%. A part of the fund’s outperformance was attributed to timing differences in foreign exchange calculations.** Fair valuation of the fund’s holdings on the last trading day of the current period also had a positive impact on the fund’s return relative to the index (see financial note 2 for more information). Unlike the fund, the index does not include operational or transactional costs. During the period, the fund utilized a replication approach.

The fund’s tight allocation across all regions and countries benefitted the fund in a way that was similar to the index. All economic regions posted positive returns. The best absolute return for the fund and the index came from North America (specifically, Canada). However, the largest contributor to the index and fund returns came from the European region, where the index had the second largest weighting. From a country perspective, Canada was the best absolute performer and contributor to returns for the fund and the index. Greece was the least positive absolute performer for the fund and index, while Japan was the weakest contributor to the fund and Greece was the weakest contributor to the index.

On a sector level, the best absolute performer for the fund and the index was Materials, whereas, the weakest performer for the fund was Utilities and the weakest performer for the index was Consumer Staples. The top contributor for the fund and index was Industrials, while the weakest contributor for both was Utilities.

In terms of valuation for both the fund and the index, all price-to-earnings and price-to-book groups had positive returns.

As of 10/31/10:

 Statistics

Number of Holdings	1,493
Weighted Average Market Cap ($ x 1,000,000)	$2,318
Price/Earnings Ratio (P/E)	-55.5
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	63%

 Sector Weightings % of Investments

Industrials	25.7%
Financials	19.6%
Consumer Discretionary	18.4%
Materials	12.1%
Consumer Staples	7.2%
Information Technology	7.0%
Health Care	4.2%
Energy	3.8%
Utilities	1.2%
Telecommunication Services	0.6%
Other	0.2%
Total	100.0%

 Top Equity Holdings % Net Assets1

Valeant Pharmaceuticals International, Inc.	0.6%
Immofinanz AG	0.4%
OC Oerlikon Corp. AG - Reg’d	0.3%
Hanjin Shipping Holdings Co., Ltd.	0.2%
Heidelberger Druckmaschinen AG	0.2%
IMI plc	0.2%
Rhodia S.A.	0.2%
The Weir Group plc	0.2%
Trelleborg AB, B Shares	0.2%
Bekaert N.V.	0.2%
Total	2.7%

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
**	Typically, the securities in the index are valued using foreign exchange rates obtained at the close of the London foreign currency exchange (11:00 AM EST), using exchange rates in place at that time. Securities in the fund, however, are valued using foreign exchange rates obtained at the close of the New York foreign currency exchange (4:00 PM EST). This difference in closing times can result in different foreign currency exchange rates between the two exchanges, and thus different foreign currency exchange rates used in the valuation of the index’s and fund’s securities.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Foreign securities can involve risks such as political and economic instability and currency risk.

Small-company stocks are subject to greater volatility than other asset classes.

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Fundamental Index Funds

 Schwab Fundamental International* Small-Mid Company Index Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

January 31, 2008 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Average Annual Total Returns1,2,4

Fund and Inception Date	1 Year	Since Inception

Fund: Schwab Fundamental International* Small-Mid Company Index Fund (1/31/08)	14.32%	2.66%
FTSE RAFI Developed ex US Mid Small 1500 Index®	13.67%	5.24%
Fund Category: Morningstar Foreign Small/Mid Growth	22.42%	-1.19%

Fund Expense Ratios3: Net 0.55%; Gross 3.75%

 Style Assessment5

 Country Weightings % of Equity Investments

Japan	26.2%
United Kingdom	13.5%
Canada	8.3%
Republic of Korea	7.8%
Australia	5.6%
Germany	4.2%
Hong Kong	3.9%
Switzerland	3.8%
France	3.4%
Sweden	2.7%
Netherlands	2.7%
Other Countries	17.9%
Total	100.0%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Fundamental Index Funds 13

Schwab Fundamental Emerging Markets*
Index Fund

The Schwab Fundamental Emerging Markets Index Fund (the fund) seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE/RAFI Emerging Index (the index). The index is composed of the 350 companies from emerging markets with the largest fundamental values ranked by four fundamental financial measures of size: sales, cash flows, book value and dividends. An overall weight is calculated for each company by equally weighting each fundamental measure. Each of the companies in the index is assigned a weight equal to its fundamental weight. For more information on the fund’s strategy, please see the fund’s prospectus.

The Schwab Fundamental Emerging Markets Index Fund returned 22.36% for the 12-month period, while its comparative index, the FTSE RAFI Emerging Index, returned 23.08%. Fair valuation of the fund’s holdings on the last trading day of the current period had a positive impact on the fund’s return relative to the index (see financial note 2 for more information). Unlike the fund, the index does not include operational or transactional costs. During the period, the fund utilized a replication approach.

The fund’s allocation across all regions and countries benefitted the fund in a way that was similar to the index. All economic regions posted positive returns. The best absolute return for the fund and the index came from the Africa & Middle East region. However, the largest contributor to the index and fund returns came from the Asia & Pacific Basin region, where they both had the largest weighting. On a country level, China and South Korea contributed the most to the index and fund returns. One slight variation was the fund’s exposure to Russia. The fund does not invest in local Russian securities. Instead, it invests in Global Depository Receipts (GDRs). The price differences between the local securities and Russian GDRs detracted from the fund’s performance.

On a sector level, the best absolute performers for the fund and the index were Consumer Discretionary and Industrials. However, the top contributors for the index and the fund were Financials and Materials. The sectors that contributed the least to the fund and the index were Telecommunication Services and Information Technology.

In terms of valuation for both the fund and the index, all price-to-earnings and price-to-book groups had positive returns.

As of 10/31/10:

 Statistics

Number of Holdings	352
Weighted Average Market Cap ($ x 1,000,000)	$63,024
Price/Earnings Ratio (P/E)	14.9
Price/Book Ratio (P/B)	0.7
Portfolio Turnover Rate	91%

 Sector Weightings % of Investments

Energy	28.6%
Financials	27.5%
Materials	12.3%
Telecommunication Services	9.7%
Information Technology	6.4%
Industrials	5.9%
Consumer Staples	3.6%
Utilities	3.4%
Consumer Discretionary	2.2%
Other	0.4%
Total	100.0%

 Top Equity Holdings % Net Assets1

PetroChina Co., Ltd., Class H	8.4%
China Petroleum & Chemical Corp., Class H	3.9%
Industrial & Commercial Bank of China Ltd., Class H	3.3%
Bank of China Ltd., Class H	2.9%
Gazprom ADR	2.5%
America Movil S.A.B. de C.V., Series L	2.2%
Itau Unibanco Holding S.A.	2.2%
LUKOIL ADR	1.9%
Banco Bradesco S.A.	1.8%
Surgutneftegaz ADR	1.6%
Total	30.7%

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above portfolio managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Fundamental Index Funds

 Schwab Fundamental Emerging Markets* Index Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

January 31, 2008 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Average Annual Total Returns1,2,4

Fund and Inception Date	1 Year	Since Inception

Fund: Schwab Fundamental Emerging Markets* Index Fund (1/31/08)	22.36%	4.22%
FTSE RAFI Emerging Index®	23.08%	6.73%
Fund Category: Morningstar Diversified Emerging Markets	25.34%	0.51%

Fund Expense Ratios3: Net 0.61%; Gross 1.72%

 Style Assessment5

 Country Weightings % of Equity Investments

China	30.3%
Brazil	14.3%
Taiwan	12.3%
Russia	8.6%
South Africa	7.6%
Mexico	6.3%
India	5.4%
Hong Kong	2.9%
Malaysia	2.6%
Other Countries	9.7%
Total	100.0%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Fundamental Index Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2010 and held through October 31, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/10	at 10/31/10	5/1/10–10/31/10

Schwab Fundamental US Large Company Index Fund
Actual Return	0.35%	$1,000	$990.20	$1.76
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79

Schwab Fundamental US Small-Mid Company Index Fund
Actual Return	0.35%	$1,000	$968.40	$1.74
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79

Schwab Fundamental International Large Company Index Fund
Actual Return	0.35%	$1,000	$1,061.70	$1.82
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79

Schwab Fundamental International Small-Mid Company Index Fund
Actual Return	0.55%	$1,000	$1,056.20	$2.85
Hypothetical 5% Return	0.55%	$1,000	$1,022.43	$2.80

Schwab Fundamental Emerging Markets Index Fund
Actual Return	0.61%	$1,000	$1,101.90	$3.23
Hypothetical 5% Return	0.61%	$1,000	$1,022.13	$3.11

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights, which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.

16 Schwab Fundamental Index Funds

Schwab Fundamental US Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	4/2/07[2]–
	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	7.63	6.47	10.75	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14	0.10	0.20	0.05
Net realized and unrealized gains (losses)	1.37	1.26	(4.38)	0.70

Total from investment operations	1.51	1.36	(4.18)	0.75
Less distributions:
Distributions from net investment income	(0.09)	(0.20)	(0.09)	—
Distributions from net realized gains	—	—	(0.01)	—

Total distributions	(0.09)	(0.20)	(0.10)	—

Net asset value at end of period	9.05	7.63	6.47	10.75

Total return (%)	19.95	22.04	(39.22)	7.50	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	0.35	0.35	0.35	[4]
Gross operating expenses	0.45	0.53	0.52	0.60	[4]
Net investment income (loss)	1.77	1.88	2.19	1.66	[4]
Portfolio turnover rate	27	28	26	2	[3]
Net assets, end of period ($ x 1,000,000)	1,019	663	277	345

1 Effective October 27, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

See financial notes 17

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of October 31, 2010

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	943,510,516	1,012,552,616
0.6%		Other Investment Company	6,235,229	6,235,229
0.1%		Short-Term Investment	875,852	875,852

100.0%		Total Investments	950,621,597	1,019,663,697
1.5%		Collateral Invested for Securities on Loan	15,323,057	15,323,057
(1	.5)%	Other Assets and Liabilities, Net		(15,648,117)

100.0%		Net Assets		1,019,338,637

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.3% of net assets

Automobiles & Components 1.2%
Ford Motor Co. *	411,674	0.6	5,816,954
Other Securities		0.6	6,517,869

		1.2	12,334,823

Banks 3.8%
U.S. Bancorp	198,200	0.5	4,792,476
Wells Fargo & Co.	477,825	1.2	12,461,676
Other Securities		2.1	21,920,739

		3.8	39,174,891

Capital Goods 8.7%
Caterpillar, Inc.	51,945	0.4	4,082,877
General Electric Co.	1,391,525	2.2	22,292,231
The Boeing Co.	54,340	0.4	3,838,578
United Technologies Corp.	60,515	0.4	4,524,707
Other Securities		5.3	53,724,723

		8.7	88,463,116

Commercial & Professional Supplies 0.8%
Other Securities		0.8	7,683,617

Consumer Durables & Apparel 1.3%
Other Securities		1.3	13,207,618

Consumer Services 1.5%
Other Securities		1.5	15,439,492

Diversified Financials 7.9%
Bank of America Corp.	1,336,660	1.5	15,291,390
Citigroup, Inc. *	3,986,135	1.6	16,622,183
JPMorgan Chase & Co.	392,342	1.4	14,763,830
Morgan Stanley	172,135	0.4	4,280,997
The Charles Schwab Corp. (b)	53,415	0.1	822,591
The Goldman Sachs Group, Inc.	33,811	0.5	5,441,880
Other Securities		2.4	23,012,096

		7.9	80,234,967

Energy 11.9%
Chevron Corp.	233,605	1.9	19,298,109
ConocoPhillips	256,010	1.5	15,206,994
Exxon Mobil Corp.	460,284	3.0	30,595,077
Marathon Oil Corp.	126,690	0.4	4,506,363
Schlumberger Ltd.	69,300	0.5	4,843,377
Valero Energy Corp.	218,225	0.4	3,917,139
Other Securities		4.2	42,516,300

		11.9	120,883,359

Food & Staples Retailing 3.0%
Wal-Mart Stores, Inc.	230,625	1.2	12,492,956
Other Securities		1.8	17,717,737

		3.0	30,210,693

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	416,780	1.0	10,594,548
Kraft Foods, Inc., Class A	142,592	0.5	4,601,444
PepsiCo, Inc.	77,008	0.5	5,028,622
Philip Morris International, Inc.	67,720	0.4	3,961,620
The Coca-Cola Co.	126,165	0.8	7,736,438
Other Securities		2.0	20,790,046

		5.2	52,712,718

Health Care Equipment & Services 3.9%
Other Securities		3.9	39,735,132

Household & Personal Products 1.6%
The Procter & Gamble Co.	158,195	1.0	10,056,456
Other Securities		0.6	6,524,481

		1.6	16,580,937

Insurance 6.1%
American International Group, Inc. (c)*	233,380	1.0	9,804,294
Berkshire Hathaway, Inc., Class A *	51	0.6	6,084,300
MetLife, Inc.	104,505	0.4	4,214,687
The Travelers Cos., Inc.	73,695	0.4	4,067,964
Other Securities		3.7	38,271,002

		6.1	62,442,247

18 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 3.9%
E.I. du Pont de Nemours & Co.	82,245	0.4	3,888,543
The Dow Chemical Co.	140,200	0.4	4,322,366
Other Securities		3.1	31,527,020

		3.9	39,737,929

Media 3.8%
Comcast Corp., Class A	215,140	0.4	4,427,581
The Walt Disney Co.	118,950	0.4	4,295,284
Time Warner Cable, Inc.	80,009	0.5	4,630,121
Time Warner, Inc.	202,188	0.6	6,573,132
Other Securities		1.9	18,981,537

		3.8	38,907,655

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Bristol-Myers Squibb Co.	152,950	0.4	4,114,355
Johnson & Johnson	148,395	0.9	9,448,310
Merck & Co., Inc.	162,957	0.6	5,912,080
Pfizer, Inc.	828,999	1.4	14,424,583
Other Securities		1.8	18,525,837

		5.1	52,425,165

Real Estate 2.3%
Other Securities		2.3	23,894,320

Retailing 3.6%
The Home Depot, Inc.	161,596	0.5	4,990,084
Other Securities		3.1	31,527,136

		3.6	36,517,220

Semiconductors & Semiconductor Equipment 1.7%
Intel Corp.	372,610	0.7	7,478,283
Other Securities		1.0	9,652,069

		1.7	17,130,352

Software & Services 5.0%
International Business Machines Corp.	58,995	0.8	8,471,682
Microsoft Corp.	567,415	1.5	15,115,936
Other Securities		2.7	27,675,179

		5.0	51,262,797

Technology Hardware & Equipment 4.1%
Apple, Inc. *	18,430	0.5	5,545,034
Cisco Systems, Inc. *	199,765	0.4	4,560,635
Hewlett-Packard Co.	125,275	0.5	5,269,067
Other Securities		2.7	26,069,272

		4.1	41,444,008

Telecommunication Services 4.9%
AT&T, Inc.	821,085	2.3	23,400,922
Verizon Communications, Inc.	510,830	1.6	16,586,650
Other Securities		1.0	10,117,143

		4.9	50,104,715

Transportation 2.2%
United Parcel Service, Inc., Class B	65,780	0.4	4,429,625
Other Securities		1.8	18,074,017

		2.2	22,503,642

Utilities 5.8%
Other Securities		5.8	59,521,203

Total Common Stock
(Cost $943,510,516)			1,012,552,616

Other Investment Company 0.6% of net assets

Money Funds 0.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	6,235,229	0.6	6,235,229

Total Other Investment Company
(Cost $6,235,229)			6,235,229

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
Other Securities		0.1	875,852

Total Short-Term Investment
(Cost $875,852)			875,852

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 1.5% of net assets

State Street Navigator Security Lending Prime Portfolio	15,323,057	1.5	15,323,057

Total Collateral Invested for Securities on Loan
(Cost $15,323,057)			15,323,057

End of collateral invested for securities on loan.

At 10/31/10 the tax basis cost of the fund’s investments was $968,473,431 and the unrealized appreciation and depreciation were $103,007,616 and ($51,817,350), respectively, with a net unrealized appreciation of $51,190,266.

See financial notes 19

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 12/17/10	75	4,423,875	319,706

20 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $14,950,723 (cost $950,621,597)		$1,019,663,697
Collateral invested for securities on loan		15,323,057
Receivables:
Fund shares sold		1,734,714
Dividends		1,388,388
Income from securities on loan		32,819
Foreign tax reclaims		8,567
Interest		1,784
Due from broker for futures		1,500
Prepaid expenses	+	21,657

Total assets		1,038,176,183

Liabilities

Collateral held for securities on loan		15,323,057
Payables:
Investments bought		2,979,600
Investment adviser and administrator fees		10,901
Shareholder service fees		6,906
Fund shares redeemed		383,302
Accrued expenses	+	133,780

Total liabilities		18,837,546

Net Assets

Total assets		1,038,176,183
Total liabilities	−	18,837,546

Net assets		$1,019,338,637

Net Assets by Source
Capital received from investors		1,067,711,852
Net investment income not yet distributed		12,859,600
Net realized capital losses		(130,594,621)
Net unrealized capital gains		69,361,806

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,019,338,637		112,574,151		$9.05

See financial notes 21

 Schwab Fundamental US Large Company Index Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (including $11,050 from affiliated issuer and net of foreign withholding taxes of $5,058)		$17,338,637
Interest		20,716
Securities on loan	+	493,154

Total investment income		17,852,507

Expenses

Investment adviser and administrator fees		2,247,660
Shareholder service fees		611,804
FTSE Index fee		514,406
Registration fees		84,614
Transfer agent fees		76,295
Portfolio accounting fees		64,698
Shareholder reports		57,531
Professional fees		45,149
Custodian fees		33,739
Trustees’ fees		10,751
Interest expense		799
Other expenses	+	51,360

Total expenses		3,798,806
Expense reduction by adviser and Schwab	−	837,580
Custody credits	−	41

Net expenses	−	2,961,185

Net investment income		14,891,322

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(2,828,329)
Net realized losses on affiliated issuer		(41,680)
Net realized gains on futures contracts	+	802,886

Net realized losses		(2,067,123)
Net unrealized gains on investments		133,616,784
Net unrealized losses on affiliated issuer		(38,021)
Net unrealized gains on futures contracts	+	422,426

Net unrealized gains	+	134,001,189

Net realized and unrealized gains		131,934,066

Increase in net assets resulting from operations		$146,825,388

22 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$14,891,322	$7,893,524
Net realized losses		(2,067,123)	(73,112,174)
Net unrealized gains	+	134,001,189	135,652,151

Increase in net assets from operations		146,825,388	70,433,501

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	1,138,889
Select Shares		—	1,940,934
Institutional Shares	+	8,047,761	8,172,183

Total distributions from net investment income		$8,047,761	$11,252,006

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	2,963,679	$18,268,388
Select Shares		—	—	3,317,698	20,222,086
Institutional Shares	+	46,806,200	397,445,530	73,380,081	519,704,186

Total shares sold		46,806,200	$397,445,530	79,661,458	$558,194,660

Shares Reinvested
Investor Shares		—	$—	166,331	$961,392
Select Shares		—	—	283,752	1,637,250
Institutional Shares	+	441,885	3,557,176	847,837	4,900,500

Total shares reinvested		441,885	$3,557,176	1,297,920	$7,499,142

Shares Redeemed
Investor Shares		—	$—	(9,805,177)	($67,750,784)
Select Shares		—	—	(14,009,460)	(101,386,968)
Institutional Shares	+	(21,579,324)	(183,344,157)	(30,161,040)	(180,092,652)

Total shares redeemed		(21,579,324)	($183,344,157)	(53,975,677)	($349,230,404)

Net transactions in fund shares		25,668,761	$217,658,549	26,983,701	$216,463,398

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		86,905,390	$662,902,461	59,921,689	$387,257,568
Total increase	+	25,668,761	356,436,176	26,983,701	275,644,893

End of period		112,574,151	$1,019,338,637	86,905,390	$662,902,461

Net investment income not yet distributed			$12,859,600		$5,965,211

[1]	Effective October 27, 2009, all outstanding Investor Shares (5,492,973 shares valued at $43,308,800) and Select Shares (9,593,947 shares valued at $75,687,608) combined with Institutional Shares, resulting in a single class of shares of the fund.

See financial notes 23

Schwab Fundamental US Small-Mid Company Index Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	4/2/07[2]–
	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	7.88	6.30	10.36	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09	0.06	0.05	0.05
Net realized and unrealized gains (losses)	2.19	1.59	(4.04)	0.31

Total from investment operations	2.28	1.65	(3.99)	0.36
Less distributions:
Distributions from net investment income	(0.06)	(0.07)	(0.06)	—
Distributions from net realized gains	—	—	(0.01)	—

Total distributions	(0.06)	(0.07)	(0.07)	—

Net asset value at end of period	10.10	7.88	6.30	10.36

Total return (%)	29.07	26.68	(38.73)	3.60	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	0.35	0.35	0.35	[4]
Gross operating expenses	0.53	0.60	0.71	0.89	[4]
Net investment income (loss)	1.03	1.00	1.44	1.36	[4]
Portfolio turnover rate	41	29	37	4	[3]
Net assets, end of period ($ x 1,000,000)	412	298	131	33

1 Effective October 27, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

24 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of October 31, 2010

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	339,415,995	408,569,785
0.3%		Rights	—	1,287,876
0.5%		Other Investment Company	2,016,466	2,016,466
0.1%		Short-Term Investment	346,744	346,744

100.0%		Total Investments	341,779,205	412,220,871
3.7%		Collateral Invested for Securities on Loan	15,374,683	15,374,683
(3	.7)%	Other Assets and Liabilities, Net		(15,256,332)

100.0%		Net Assets		412,339,222

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.1% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	3,893,463

Banks 7.5%
Park National Corp. (b)	11,710	0.2	765,248
Other Securities		7.3	30,262,417

		7.5	31,027,665

Capital Goods 10.9%
Baldor Electric Co.	18,650	0.2	783,673
Hexcel Corp. *	46,085	0.2	818,931
Mueller Industries, Inc.	28,200	0.2	829,080
NACCO Industries, Inc., Class A	12,140	0.3	1,205,016
NCI Building Systems, Inc. *	215,851	0.5	2,139,083
Triumph Group, Inc.	10,830	0.2	905,280
WABCO Holdings, Inc. *	22,800	0.3	1,058,376
Other Securities		9.0	37,179,630

		10.9	44,919,069

Commercial & Professional Supplies 4.4%
Stericycle, Inc. *	11,590	0.2	831,467
The Geo Group, Inc. *	32,080	0.2	822,852
Other Securities		4.0	16,361,349

		4.4	18,015,668

Consumer Durables & Apparel 3.6%
The Warnaco Group, Inc. *	15,680	0.2	832,765
Other Securities		3.4	14,114,987

		3.6	14,947,752

Consumer Services 5.0%
Chipotle Mexican Grill, Inc. *	4,960	0.3	1,042,642
Gaylord Entertainment Co. *	24,980	0.2	832,833
Other Securities		4.5	18,885,976

		5.0	20,761,451

Diversified Financials 2.7%
Other Securities		2.7	11,063,175

Energy 5.9%
Concho Resources, Inc. *	10,840	0.2	744,383
International Coal Group, Inc. *	132,955	0.2	747,207
USEC, Inc. *	146,000	0.2	784,020
Other Securities		5.3	22,041,504

		5.9	24,317,114

Food & Staples Retailing 0.5%
Other Securities		0.5	1,964,587

Food, Beverage & Tobacco 1.7%
Other Securities		1.7	7,102,083

Health Care Equipment & Services 4.7%
The Cooper Cos., Inc.	15,585	0.2	768,964
Other Securities		4.5	18,673,083

		4.7	19,442,047

Household & Personal Products 0.8%
Herbalife Ltd.	14,305	0.2	913,517
Other Securities		0.6	2,437,601

		0.8	3,351,118

Insurance 2.7%
Other Securities		2.7	11,278,332

Materials 5.8%
Coeur d’Alene Mines Corp. *	40,800	0.2	840,888
Ferro Corp. *	73,930	0.2	1,014,320
PolyOne Corp. *	76,500	0.2	988,380
Schnitzer Steel Industries, Inc., Class A	14,510	0.2	750,022
Sensient Technologies Corp.	23,345	0.2	754,277
Other Securities		4.8	19,499,191

		5.8	23,847,078

Media 2.1%
Other Securities		2.1	8,608,259

See financial notes 25

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Perrigo Co.	12,280	0.2	809,006
Other Securities		1.5	6,330,111

		1.7	7,139,117

Real Estate 8.0%
Ashford Hospitality Trust *	113,585	0.3	1,152,888
Chimera Investment Corp.	188,500	0.2	772,850
DiamondRock Hospitality Co. *	74,187	0.2	784,898
Entertainment Properties Trust	16,530	0.2	764,182
FelCor Lodging Trust, Inc. *	222,550	0.3	1,368,682
Glimcher Realty Trust	117,225	0.2	880,360
Kilroy Realty Corp.	26,015	0.2	888,933
Mid-America Apartment Communities, Inc.	12,545	0.2	765,621
Post Properties, Inc.	33,920	0.3	1,032,525
Strategic Hotel & Resorts, Inc. *	175,555	0.2	798,775
Sunstone Hotel Investors, Inc. *	68,065	0.2	738,505
Washington Real Estate Investment Trust	23,155	0.2	741,655
Other Securities		5.3	22,290,429

		8.0	32,980,303

Retailing 5.6%
Lithia Motors, Inc., Class A	78,535	0.2	856,031
Netflix, Inc. *	7,855	0.3	1,362,842
Priceline.com, Inc. *	2,620	0.2	987,242
Other Securities		4.9	19,767,642

		5.6	22,973,757

Semiconductors & Semiconductor Equipment 4.1%
Atmel Corp. *	155,600	0.3	1,378,616
Skyworks Solutions, Inc. *	38,310	0.2	877,682
Other Securities		3.6	14,742,017

		4.1	16,998,315

Software & Services 7.3%
Compuware Corp. *	84,300	0.2	843,843
Rovi Corp. *	17,369	0.2	879,740
TIBCO Software, Inc. *	45,330	0.2	871,243
Other Securities		6.7	27,565,717

		7.3	30,160,543

Technology Hardware & Equipment 5.9%
F5 Networks, Inc. *	7,540	0.2	887,458
Other Securities		5.7	23,352,005

		5.9	24,239,463

Telecommunication Services 1.4%
Other Securities		1.4	5,808,142

Transportation 3.8%
AirTran Holdings, Inc. *	124,895	0.2	924,223
Kirby Corp. *	19,620	0.2	843,464
Old Dominion Freight Line, Inc. *	27,150	0.2	761,557
Other Securities		3.2	13,134,288

		3.8	15,663,532

Utilities 2.0%
Other Securities		2.0	8,067,752

Total Common Stock
(Cost $339,415,995)			408,569,785

Rights 0.3% of net assets

Banks 0.3%
Pacific Capital Bancorp (b)(c)(d)*	2,926,991	0.3	1,287,876

Total Rights
(Cost $—)			1,287,876

Other Investment Company 0.5% of net assets

Money Fund 0.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	2,016,466	0.5	2,016,466

Total Other Investment Company
(Cost $2,016,466)			2,016,466

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
Other Securities		0.1	346,744

Total Short-Term Investment
(Cost $346,744)			346,744

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 3.7% of net assets

State Street Navigator Security Lending Prime Portfolio	15,374,683	3.7	15,374,683

Total Collateral Invested for Securities on Loan
(Cost $15,374,683)			15,374,683

End of collateral invested for securities on loan.

At 10/31/10 the tax basis cost of the fund’s investments was $343,109,916 and the unrealized appreciation and depreciation were $97,982,129 and ($28,871,174), respectively, with a net unrealized appreciation of $69,110,955.

26 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $1,287,876 or 0.3% of net assets.

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 12/17/10	25	1,755,500	174,694

See financial notes 27

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $14,493,211 (cost $341,779,205)		$412,220,871
Foreign currency, at value (cost $11,655)		13,202
Collateral invested for securities on loan		15,374,683
Receivables:
Investments sold		87,841
Fund shares sold		585,071
Dividends		157,279
Income from securities on loan		80,475
Due from broker for futures		11,500
Interest		549
Prepaid expenses	+	10,176

Total assets		428,541,647

Liabilities

Collateral held for securities on loan		15,374,683
Payables:
Investments bought		433,188
Investment adviser and administrator fees		2,506
Shareholder service fees		4,280
Fund shares redeemed		249,287
Due to custodian		51,898
Accrued expenses	+	86,583

Total liabilities		16,202,425

Net Assets

Total assets		428,541,647
Total liabilities	−	16,202,425

Net assets		$412,339,222

Net Assets by Source
Capital received from investors		317,778,313
Net investment income not yet distributed		3,137,049
Net realized capital gains		20,805,949
Net unrealized capital gains		70,617,911

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$412,339,222		40,831,826		$10.10

28 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (net of foreign withholding taxes of $1,299)		$4,205,428
Interest		8,882
Securities on loan	+	879,957

Total investment income		5,094,267

Expenses

Investment adviser and administrator fees		1,105,676
Shareholder service fees		323,726
FTSE Index fee		225,743
Portfolio accounting fees		60,473
Shareholder reports		52,120
Transfer agent fees		47,346
Professional fees		42,757
Registration fees		32,643
Custodian fees		21,232
Trustees’ fees		7,611
Interest expense		353
Other expenses	+	41,276

Total expenses		1,960,956
Expense reduction by adviser and Schwab	−	654,848
Custody credits	−	70

Net expenses	−	1,306,038

Net investment income		3,788,229

Realized and Unrealized Gains (Losses)

Net realized gains on investments		45,512,070
Net realized gains on futures contracts		410,156
Net realized losses on foreign currency transactions	+	(42)

Net realized gains		45,922,184
Net unrealized gains on investments		38,825,286
Net unrealized gains on foreign currency translations		1,551
Net unrealized gains on futures contracts	+	213,652

Net unrealized gains	+	39,040,489

Net realized and unrealized gains		84,962,673

Increase in net assets resulting from operations		$88,750,902

See financial notes 29

 Schwab Fundamental US Small-Mid Company Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$3,788,229	$2,162,201
Net realized gains (losses)		45,922,184	(19,791,922)
Net unrealized gains	+	39,040,489	77,977,265

Increase in net assets from operations		88,750,902	60,347,544

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	190,348
Select Shares		—	200,242
Institutional Shares	+	2,224,324	1,399,348

Total distributions from net investment income		$2,224,324	$1,789,938

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	1,350,981	$8,332,835
Select Shares		—	—	1,948,156	12,353,498
Institutional Shares	+	12,901,533	119,705,392	29,240,957	195,818,317

Total shares sold		12,901,533	$119,705,392	32,540,094	$216,504,650

Shares Reinvested
Investor Shares		—	$—	27,454	$151,272
Select Shares		—	—	28,090	154,774
Institutional Shares	+	77,351	639,688	63,624	350,569

Total shares reinvested		77,351	$639,688	119,168	$656,615

Shares Redeemed
Investor Shares		—	$—	(5,157,316)	($36,744,926)
Select Shares		—	—	(5,299,082)	(39,974,953)
Institutional Shares	+	(9,968,970)	(92,450,771)	(12,299,880)	(76,790,222)

Total shares redeemed		(9,968,970)	($92,450,771)	(22,756,278)	($153,510,101)

Net transactions in fund shares		3,009,914	$27,894,309	9,902,984	$63,651,164

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,821,912	$297,918,335	27,918,928	$175,709,565
Total increase	+	3,009,914	114,420,887	9,902,984	122,208,770

End of period		40,831,826	$412,339,222	37,821,912	$297,918,335

Net investment income not yet distributed			$3,137,049		$1,533,329

[1]	Effective October 27, 2009, all outstanding Investor Shares (3,029,431 shares valued at $25,064,607) and Select Shares (3,786,185 shares valued at $31,355,669) combined with Institutional Shares, resulting in a single class of shares of the fund.

30 See financial notes

Schwab Fundamental International Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	4/2/07[2]–
	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	7.69	6.01	11.40	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.21	0.16	0.28	0.08
Net realized and unrealized gains (losses)	0.41	1.81	(5.56)	1.32

Total from investment operations	0.62	1.97	(5.28)	1.40
Less distributions:
Distributions from net investment income	(0.22)	(0.29)	(0.09)	—
Distributions from net realized gains	—	—	(0.02)	—

Total distributions	(0.22)	(0.29)	(0.11)	—

Net asset value at end of period	8.09	7.69	6.01	11.40

Total return (%)	8.27	34.89	(46.70)	14.00	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	0.35	0.35	0.36	[4,5]
Gross operating expenses	0.61	0.76	0.74	1.28	[4]
Net investment income (loss)	2.70	2.80	3.41	2.30	[4]
Portfolio turnover rate	65	82	74	50	[3]
Net assets, end of period ($ x 1,000,000)	301	253	145	166

1 Effective October 19, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.35%, if interest expense had not been incurred.

See financial notes 31

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of October 31, 2010

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.7%		Common Stock	267,360,710	296,635,667
0.5%		Preferred Stock	1,206,105	1,618,476
0.0%		Rights	44,772	71,458
0.0%		Warrants	2,575	2,477
0.4%		Other Investment Company	1,105,428	1,311,230
0.5%		Short-Term Investment	1,475,084	1,475,084

100.1%		Total Investments	271,194,674	301,114,392
0.2%		Collateral Invested for Securities on Loan	571,678	571,678
(0	.3)%	Other Assets and Liabilities, Net		(1,010,149)

100.0%		Net Assets		300,675,921

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.7% of net assets

Australia 5.0%
BHP Billiton Ltd.	50,982	0.7	2,106,641
National Australia Bank Ltd.	49,193	0.4	1,231,221
Other Securities		3.9	11,610,252

		5.0	14,948,114

Austria 0.5%
Other Securities		0.5	1,403,626

Belgium 1.1%
Other Securities		1.1	3,155,431

Canada 5.3%
Other Securities		5.3	15,957,114

China 0.0%
Other Securities		0.0	106,246

Denmark 0.7%
Other Securities		0.7	2,239,377

Finland 1.3%
Other Securities		1.3	3,790,232

France 10.8%
AXA S.A.	98,783	0.6	1,801,497
BNP Paribas	25,050	0.6	1,832,294
Carrefour S.A.	24,172	0.4	1,308,751
France Telecom S.A.	82,618	0.7	1,982,264
GDF Suez	32,952	0.4	1,316,661
Sanofi-Aventis	20,140	0.5	1,411,040
Societe Generale	27,914	0.6	1,673,850
Total S.A.	76,238	1.4	4,149,932
Other Securities		5.6	17,117,780

		10.8	32,594,069

Germany 8.9%
Allianz SE - Reg’d	18,383	0.8	2,302,049
BASF SE	25,039	0.6	1,820,621
Daimler AG - Reg’d *	56,656	1.2	3,731,023
Deutsche Bank AG - Reg’d	26,560	0.5	1,530,004
Deutsche Telekom AG - Reg’d	150,801	0.7	2,184,554
E.ON AG	58,209	0.6	1,821,958
Siemens AG - Reg’d	18,426	0.7	2,102,679
Other Securities		3.8	11,300,327

		8.9	26,793,215

Greece 0.4%
Other Securities		0.4	1,117,453

Hong Kong 1.9%
Other Securities		1.9	5,716,375

Ireland 0.5%
Other Securities		0.5	1,428,729

Israel 0.3%
Other Securities		0.3	944,680

Italy 4.9%
Enel S.p.A.	270,899	0.5	1,547,402
Eni S.p.A.	114,352	0.9	2,574,902
Intesa Sanpaolo	376,197	0.4	1,323,138
Telecom Italia S.p.A.	921,230	0.5	1,413,868
UniCredit S.p.A.	766,752	0.7	1,998,960
Other Securities		1.9	5,824,756

		4.9	14,683,026

Japan 15.0%
Toyota Motor Corp.	69,400	0.8	2,458,166
Other Securities		14.2	42,715,868

		15.0	45,174,034

32 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Luxembourg 0.4%
Other Securities		0.4	1,186,136

Netherlands 3.9%
ING Groep N.V. CVA *	504,266	1.8	5,394,985
Unilever N.V.	42,190	0.4	1,252,918
Other Securities		1.7	5,138,938

		3.9	11,786,841

New Zealand 0.1%
Other Securities		0.1	301,953

Norway 1.0%
Other Securities		1.0	2,873,316

Portugal 0.4%
Other Securities		0.4	1,157,028

Republic of Korea 4.1%
Samsung Electronics Co., Ltd.	2,580	0.6	1,711,638
Other Securities		3.5	10,469,352

		4.1	12,180,990

Singapore 0.8%
Other Securities		0.8	2,472,137

Spain 4.3%
Banco Bilbao Vizcaya Argentaria S.A.	132,349	0.6	1,743,621
Banco Santander S.A.	268,766	1.1	3,449,753
Repsol YPF S.A.	54,246	0.5	1,504,261
Telefonica S.A.	98,634	0.9	2,665,337
Other Securities		1.2	3,578,110

		4.3	12,941,082

Sweden 2.7%
Other Securities		2.7	8,201,629

Switzerland 4.3%
Nestle S.A. - Reg’d	39,804	0.7	2,180,242
Novartis AG - Reg’d	31,917	0.6	1,849,357
Roche Holding AG	9,316	0.5	1,368,093
UBS AG - Reg’d *	83,077	0.5	1,411,273
Other Securities		2.0	6,048,844

		4.3	12,857,809

United Kingdom 20.1%
AstraZeneca plc	30,525	0.5	1,535,465
Aviva plc	191,792	0.4	1,223,118
Barclays plc	405,609	0.6	1,782,425
BHP Billiton plc	62,665	0.7	2,219,907
BP plc	634,380	1.4	4,311,989
BT Group plc	511,592	0.4	1,261,462
GlaxoSmithKline plc	114,148	0.7	2,229,029
HSBC Holdings plc	387,751	1.3	4,035,573
Rio Tinto plc	26,769	0.6	1,738,654
Royal Dutch Shell plc, A Share	135,617	1.5	4,401,211
Royal Dutch Shell plc, B Share	102,825	1.1	3,290,567
Tesco plc	180,730	0.4	1,236,848
Unilever plc	43,327	0.4	1,249,137
Vodafone Group plc	1,883,651	1.7	5,149,153
Other Securities		8.4	24,907,409

		20.1	60,571,947

United States 0.0%
Other Securities		0.0	53,078

Total Common Stock
(Cost $267,360,710)			296,635,667

Preferred Stock 0.5% of net assets

Germany 0.5%
Other Securities		0.5	1,447,739

Italy 0.0%
Other Securities		0.0	121,012

Switzerland 0.0%
Other Securities		0.0	49,725

Total Preferred Stock
(Cost $1,206,105)			1,618,476

Rights 0.0% of net assets

Spain 0.0%
Other Securities		0.0	44,277

United Kingdom 0.0%
Other Securities		0.0	27,181

Total Rights
(Cost $44,772)			71,458

Warrants 0.0% of net assets

China 0.0%
Other Securities		0.0	401

France 0.0%
Other Securities		0.0	1,653

Italy 0.0%
Other Securities		0.0	423

Total Warrants
(Cost $2,575)			2,477

See financial notes 33

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Other Investment Company 0.4% of net assets

United States 0.4%
iShares MSCI EAFE Index Fund	23,000	0.4	1,311,230

Total Other Investment Company
(Cost $1,105,428)			1,311,230

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
HSBC Bank USA
0.03%, 11/01/10	1,475,084	0.5	1,475,084

Total Short-Term Investment
(Cost $1,475,084)			1,475,084

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	571,678	0.2	571,678

Total Collateral Invested for Securities on Loan
(Cost $571,678)			571,678

End of collateral invested for securities on loan.

At 10/31/10, the tax basis cost of the fund’s investments was $298,281,150 and the unrealized appreciation and depreciation were $21,213,292 and ($18,380,050), respectively, with a net unrealized appreciation of $2,833,242.

At 10/31/10, the values of certain foreign securities held by the fund aggregating $281,503,710 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $6,965 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
FDR —	Fiduciary Depositary Receipt.
IDB —	Industrial development board.
Reg’d —	Registered
REIT —	Real Estate Investment Trust.

34 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $540,187 (cost $271,194,674)		$301,114,392
Foreign currency, at value (cost $16,479)		16,525
Cash		9
Collateral invested for securities on loan		571,678
Receivables:
Investments sold		8,204
Dividends		600,280
Fund shares sold		568,031
Foreign tax reclaims		88,831
Income from securities on loan		2,659
Interest		4
Prepaid expenses	+	7,119

Total assets		302,977,732

Liabilities

Collateral held for securities on loan		571,678
Payables:
Investments bought		1,583,978
Investment adviser and administrator fees		6,755
Shareholder service fees		3,667
Fund shares redeemed		61,646
Trustees’ fees		1
Accrued expenses	+	74,086

Total liabilities		2,301,811

Net Assets

Total assets		302,977,732
Total liabilities	−	2,301,811

Net assets		$300,675,921

Net Assets by Source
Capital received from investors		380,950,656
Net investment income not yet distributed		5,891,081
Net realized capital losses		(116,111,679)
Net unrealized capital gains		29,945,863

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$300,675,921		37,185,333		$8.09

See financial notes 35

 Schwab Fundamental International Large Company Index Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (net of foreign withholding taxes of $794,502)		$8,080,812
Interest		250
Securities on loan	+	289,097

Total investment income		8,370,159

Expenses

Investment adviser and administrator fees		823,264
Shareholder service fees		213,510
FTSE Index fee		167,488
Custodian fees		145,138
Portfolio accounting fees		77,079
Registration fees		71,213
Professional fees		47,484
Transfer agent fees		44,763
Shareholder reports		15,744
Trustees’ fees		7,050
Interest expense		5,556
Other expenses	+	42,466

Total expenses		1,660,755
Expense reduction by adviser and Schwab	−	689,601

Net expenses	−	971,154

Net investment income		7,399,005

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(22,319,605)
Net realized gains on foreign currency transactions	+	81,067

Net realized losses		(22,238,538)
Net unrealized gains on investments		36,701,058
Net unrealized gains on foreign currency translations	+	15,801

Net unrealized gains	+	36,716,859

Net realized and unrealized gains		14,478,321

Increase in net assets resulting from operations		$21,877,326

36 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$7,399,005	$5,910,195
Net realized losses		(22,238,538)	(75,045,293)
Net unrealized gains	+	36,716,859	129,408,619

Increase in net assets from operations		21,877,326	60,273,521

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	1,141,764
Select Shares		—	1,436,736
Institutional Shares	+	7,367,808	6,458,832

Total distributions from net investment income		$7,367,808	$9,037,332

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	1,454,350	$8,798,446
Select Shares		—	—	1,789,946	10,333,677
Institutional Shares	+	20,064,502	149,645,007	28,920,256	196,193,507

Total shares sold		20,064,502	$149,645,007	32,164,552	$215,325,630

Shares Reinvested
Investor Shares		—	$—	173,263	$942,552
Select Shares		—	—	222,963	1,212,921
Institutional Shares	+	672,848	5,140,560	885,418	4,816,671

Total shares reinvested		672,848	$5,140,560	1,281,644	$6,972,144

Shares Redeemed
Investor Shares		—	$—	(5,676,884)	($43,893,965)
Select Shares		—	—	(6,972,372)	(53,379,102)
Institutional Shares	+	(16,449,786)	(121,700,994)	(21,032,180)	(122,132,004)

Total shares redeemed		(16,449,786)	($121,700,994)	(33,681,436)	($219,405,071)

Net transactions in fund shares		4,287,564	$33,084,573	(235,240)	$2,892,703

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,897,769	$253,081,830	33,133,009	$198,952,938
Total increase or decrease	+	4,287,564	47,594,091	(235,240)	54,128,892

End of period		37,185,333	$300,675,921	32,897,769	$253,081,830

Net investment income not yet distributed			$5,891,081		$5,282,204

[1]	Effective October 19, 2009, all outstanding Investor Shares (4,005,407 shares valued at $33,951,027) and Select Shares (4,832,766 shares valued at $40,996,919) combined with Institutional Shares, resulting in a single class of shares of the fund.

See financial notes 37

Schwab Fundamental International Small-Mid Company Index Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	1/31/08[2]–
	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.00	6.22	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16 [3]	0.12 [3]	0.27	[3]
Net realized and unrealized gains (losses)	1.09	2.92	(4.05)

Total from investment operations	1.25	3.04	(3.78)
Less distributions:
Distributions from net investment income	(0.29)	(0.26)	—

Net asset value at end of period	9.96	9.00	6.22

Total return (%)	14.32	51.19	(37.80)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	0.55	0.56	[5,6]
Gross operating expenses	1.07	3.82	5.44	[5]
Net investment income (loss)	1.77	1.59	3.55	[5]
Portfolio turnover rate	63	81	132	[4]
Net assets, end of period ($ x 1,000,000)	74	47	3

1 Effective October 19, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Calculated based on the average shares outstanding during the period.
4 Not annualized.
5 Annualized.
6 The ratio of net operating expenses would have been 0.55%, if interest expenses had not been incurred.

38 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings as of October 31, 2010

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.7%		Common Stock	64,704,961	72,923,354
0.5%		Preferred Stock	186,195	373,024
0.0%		Rights	—	4,354
0.0%		Warrants	662	1,505
0.1%		Other Investment Company	83,368	92,263
0.1%		Short-Term Investment	70,033	70,033

99.4%		Total Investments	65,045,219	73,464,533
0.7%		Collateral Invested for Securities on Loan	526,521	526,521
(0	.1)%	Other Assets and Liabilities, Net		(117,282)

100.0%		Net Assets		73,873,772

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.7% of net assets

Australia 5.6%
ASX Ltd.	3,447	0.2	125,588
OZ Minerals Ltd.	97,745	0.2	150,752
Other Securities		5.2	3,870,012

		5.6	4,146,352

Austria 1.2%
Immofinanz AG *	68,765	0.4	271,191
Other Securities		0.8	604,160

		1.2	875,351

Belgium 1.4%
Bekaert N.V.	529	0.2	162,165
Other Securities		1.2	911,626

		1.4	1,073,791

Canada 8.3%
Emera, Inc.	4,840	0.2	140,848
H&R Real Estate Investment Trust	6,231	0.2	124,754
Maple Leaf Foods, Inc.	10,714	0.2	129,946
Valeant Pharmaceuticals International, Inc.	15,100	0.6	417,807
Other Securities		7.1	5,301,703

		8.3	6,115,058

China 0.2%
Other Securities		0.2	132,353

Cyprus 0.1%
Other Securities		0.1	67,162

Denmark 1.5%
Jyske Bank A/S - Reg’d *	3,244	0.2	145,399
Other Securities		1.3	967,813

		1.5	1,113,212

Finland 2.1%
Cargotec Corp., B Shares	2,902	0.2	131,972
Nokian Renkaat Oyj	4,495	0.2	155,843
Other Securities		1.7	1,237,377

		2.1	1,525,192

France 3.4%
Bourbon S.A.	2,828	0.2	128,881
Rhodia S.A.	5,991	0.2	167,024
Zodiac Aerospace	1,907	0.2	134,848
Other Securities		2.8	2,049,393

		3.4	2,480,146

Germany 3.6%
Heidelberger Druckmaschinen AG *	38,729	0.2	178,183
Other Securities		3.4	2,518,564

		3.6	2,696,747

Greece 0.5%
Other Securities		0.5	353,801

Hong Kong 3.8%
Hong Kong Exchanges & Clearing Ltd.	6,300	0.2	139,064
Other Securities		3.6	2,687,323

		3.8	2,826,387

Ireland 1.0%
DCC plc	4,595	0.2	132,794
Grafton Group plc	33,425	0.2	142,690
Other Securities		0.6	486,387

		1.0	761,871

Israel 0.8%
Other Securities		0.8	559,509

Italy 2.3%
Other Securities		2.3	1,740,420

See financial notes 39

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Japan 26.0%
Mitsui Mining & Smelting Co., Ltd.	42,000	0.2	128,094
Pioneer Corp. *	36,900	0.2	127,314
Other Securities		25.6	18,986,548

		26.0	19,241,956

Liechtenstein 0.1%
Other Securities		0.1	51,944

Luxembourg 0.1%
Other Securities		0.1	59,318

Netherlands 2.7%
Brit Insurance Holdings N.V. *	9,214	0.2	154,218
CSM N.V.	4,199	0.2	133,049
Fugro N.V., CVA	2,023	0.2	143,217
Other Securities		2.1	1,555,458

		2.7	1,985,942

New Zealand 0.6%
Other Securities		0.6	432,659

Norway 1.5%
Norske Skogindustrier A.S.A. *	77,500	0.2	158,298
Other Securities		1.3	967,173

		1.5	1,125,471

Portugal 0.4%
Other Securities		0.4	305,426

Republic of Korea 7.8%
Cheil Industries, Inc.	1,760	0.2	148,018
Dongbu Insurance Co., Ltd.	4,060	0.2	143,496
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	7,420	0.2	127,058
Hanjin Shipping Holdings Co., Ltd. *	12,360	0.2	177,193
Hyundai Mipo Dockyard Co., Ltd.	750	0.2	125,444
Kangwon Land, Inc.	6,060	0.2	142,710
OCI Co., Ltd.	486	0.2	143,138
Other Securities		6.4	4,734,331

		7.8	5,741,388

Singapore 2.2%
Other Securities		2.2	1,665,851

Spain 1.5%
Other Securities		1.5	1,112,509

Sweden 2.7%
Kinnevik Investment AB, B Shares	6,047	0.2	124,835
Trelleborg AB, B Shares	17,264	0.2	162,706
Other Securities		2.3	1,721,031

		2.7	2,008,572

Switzerland 3.8%
Lonza Group AG - Reg’d	1,454	0.2	127,287
OC Oerlikon Corp. AG - Reg’d *	37,342	0.3	195,255
Panalpina Welttransport Holding AG - Reg’d *	1,262	0.2	157,641
Sulzer AG - Reg’d	1,067	0.2	129,915
Other Securities		2.9	2,173,080

		3.8	2,783,178

United Kingdom 13.5%
Ashtead Group plc	64,158	0.2	129,154
Burberry Group plc	9,626	0.2	157,193
Carillion plc	27,488	0.2	151,647
Close Brothers Group plc	10,347	0.2	127,899
Debenhams plc *	103,479	0.2	126,650
DS Smith plc	55,225	0.2	148,973
Electrocomponents plc	33,978	0.2	132,928
IMI plc	13,965	0.2	176,596
Informa plc	21,820	0.2	152,565
Meggitt plc	25,321	0.2	133,859
Rank Group plc	73,839	0.2	151,072
The Weir Group plc	6,659	0.2	166,200
Other Securities		11.1	8,187,052

		13.5	9,941,788

Total Common Stock
(Cost $64,704,961)			72,923,354

Preferred Stock 0.5% of net assets

Germany 0.5%
Jungheinrich AG	3,498	0.2	132,422
Other Securities		0.3	221,351

		0.5	353,773

Republic of Korea 0.0%
Other Securities		0.0	19,251

Total Preferred Stock
(Cost $186,195)			373,024

Rights 0.0% of net assets

Belgium 0.0%
Other Securities		0.0	4,354

Total Rights
(Cost $—)			4,354

Warrants 0.0% of net assets

France 0.0%
Other Securities		0.0	1,096

Hong Kong 0.0%
Other Securities		0.0	293

40 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Italy 0.0%
Other Securities		0.0	116

Total Warrants
(Cost $662)			1,505

Other Investment Company 0.1% of net assets

United States 0.1%
Other Securities		0.1	92,263

Total Other Investment Company
(Cost $83,368)			92,263

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Other Securities		0.1	70,033

Total Short-Term Investment
(Cost $70,033)			70,033

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	526,521	0.7	526,521

Total Collateral Invested for Securities on Loan
(Cost $526,521)			526,521

End of collateral invested for securities on loan.

At 10/31/10, the tax basis cost of the fund’s investments was $66,508,390 and the unrealized appreciation and depreciation were $10,708,667 and ($3,752,524), respectively, with a net unrealized appreciation of $6,956,143.

At 10/31/10, the values of certain foreign securities held by the fund aggregating $64,288,986 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $111,212 or 0.2% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust.

See financial notes 41

 Schwab Fundamental International Small-Mid Company Index Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $489,980 (cost $65,045,219)		$73,464,533
Foreign currency, at value (cost $13,556)		13,560
Cash		2
Collateral invested for securities on loan		526,521
Receivables:
Investments sold		276,163
Fund shares sold		346,929
Dividends		172,088
Foreign tax reclaims		13,666
Income from securities on loan		1,258
Prepaid expenses	+	1,462

Total assets		74,816,182

Liabilities

Collateral held for securities on loan		526,521
Payables:
Investments bought		291,242
Investment adviser and administrator fees		56,475
Shareholder service fees		1,521
Fund shares redeemed		22,717
Trustees’ fees		1
Accrued expenses	+	43,933

Total liabilities		942,410

Net Assets

Total assets		74,816,182
Total liabilities	−	942,410

Net assets		$73,873,772

Net Assets by Source
Capital received from investors		65,234,574
Net investment income not yet distributed		914,892
Net realized capital losses		(701,631)
Net unrealized capital gains		8,425,937

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$73,873,772		7,418,327		$9.96

42 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (net of foreign withholding taxes of $115,922)		$1,317,997
Interest		89
Securities on loan	+	25,713

Total investment income		1,343,799

Expenses

Investment adviser and administrator fees		231,122
Shareholder service fees		37,718
Custodian fees		80,033
Portfolio accounting fees		78,222
FTSE Index fee		43,152
Professional fees		41,274
Transfer agent fees		25,542
Registration fees		23,560
Shareholder reports		8,490
Trustees’ fees		5,436
Interest expense		482
Other expenses	+	41,207

Total expenses		616,238
Expense reduction by adviser and Schwab	−	296,389

Net expenses	−	319,849

Net investment income		1,023,950

Realized and Unrealized Gains (Losses)

Net realized gains on investments		3,707,294
Net realized gains on foreign currency transactions	+	56,484

Net realized gains		3,763,778
Net unrealized gains on investments		3,686,911
Net unrealized gains on foreign currency translations	+	6,478

Net unrealized gains	+	3,693,389

Net realized and unrealized gains		7,457,167

Increase in net assets resulting from operations		$8,481,117

See financial notes 43

 Schwab Fundamental International Small-Mid Company Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$1,023,950	$408,500
Net realized gains (losses)		3,763,778	(2,441,235)
Net unrealized gains	+	3,693,389	11,891,785

Increase in net assets from operations		8,481,117	9,859,050

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	194,197
Select Shares		—	207,380
Institutional Shares	+	1,616,483	124,693

Total distributions from net investment income		$1,616,483	$526,270

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	655,799	$4,867,984
Select Shares		—	—	761,484	5,049,537
Institutional Shares	+	4,097,167	37,090,973	5,153,172	44,649,583

Total shares sold		4,097,167	$37,090,973	6,570,455	$54,567,104

Shares Reinvested
Investor Shares		—	$—	28,316	$165,932
Select Shares		—	—	20,622	120,842
Institutional Shares	+	105,785	940,433	13,875	81,305

Total shares reinvested		105,785	$940,433	62,813	$368,079

Shares Redeemed
Investor Shares		—	$—	(1,393,735)	($12,480,507)
Select Shares		—	—	(1,644,371)	(14,405,417)
Institutional Shares	+	(1,962,798)	(17,631,284)	(477,804)	(3,573,640)

Total shares redeemed		(1,962,798)	($17,631,284)	(3,515,910)	($30,459,564)

Net transactions in fund shares		2,240,154	$20,400,122	3,117,358	$24,475,619

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,178,173	$46,609,016	2,060,815	$12,800,617
Total increase	+	2,240,154	27,264,756	3,117,358	33,808,399

End of period		7,418,327	$73,873,772	5,178,173	$46,609,016

Net investment income not yet distributed			$914,892		$451,044

[1]	Effective October 19, 2009, all outstanding Investor Shares (1,058,634 shares valued at $10,259,324) and Select Shares (1,169,658 shares valued at $11,352,235) combined with Institutional Shares, resulting in a single class of shares of the fund.

44 See financial notes

Schwab Fundamental Emerging Markets Index Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	1/31/08[2]–
	10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	8.91	5.74	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17	0.05	0.16
Net realized and unrealized gains (losses)	1.81	3.27	(4.42)

Total from investment operations	1.98	3.32	(4.26)
Less distributions:
Distributions from net investment income	(0.08)	(0.15)	—

Net asset value at end of period	10.81	8.91	5.74

Total return (%)	22.36	59.55	(42.60)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.61 [4]	0.61 [4]	0.61	[4,5]
Gross operating expenses	0.98	1.70	4.06	[5]
Net investment income (loss)	2.31	1.56	2.31	[5]
Portfolio turnover rate	91	103	159	[3]
Net assets, end of period ($ x 1,000,000)	294	119	6

1 Effective October 19, 2009, the Investor Share class, the Select Share and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 The ratio of net operating expenses would have been 0.60%, if interest expenses had not been incurred.
5 Annualized.

See financial notes 45

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings as of October 31, 2010

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

89.9%		Common Stock	224,797,906	264,442,270
9.9%		Preferred Stock	24,558,267	29,080,959
0.2%		Other Investment Company	682,545	691,950
0.1%		Short-Term Investment	379,268	379,268

100.1%		Total Investments	250,417,986	294,594,447
0.8%		Collateral Invested for Securities on Loan	2,267,550	2,267,550
(0	.9)%	Other Assets and Liabilities, Net		(2,526,510)

100.0%		Net Assets		294,335,487

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 89.9% of net assets

Brazil 4.6%
Banco Santander Brasil S.A.	177,100	0.9	2,512,293
Petroleo Brasileiro S.A. - Petrobras	175,900	1.0	2,953,564
Vale S.A.	60,200	0.6	1,897,736
Other Securities		2.1	6,055,417

		4.6	13,419,010

Chile 0.9%
Other Securities		0.9	2,675,284

China 30.3%
Aluminum Corp. of China Ltd., Class H (a)*	1,173,000	0.4	1,113,770
Bank of China Ltd., Class H	14,017,000	2.9	8,419,054
China Construction Bank Corp., Class H	3,926,000	1.3	3,753,268
China Life Insurance Co., Ltd., Class H	660,000	1.0	2,901,548
China Merchants Bank Co., Ltd., Class H	556,850	0.5	1,586,719
China Petroleum & Chemical Corp., Class H	11,940,000	3.9	11,360,470
China Railway Group Ltd., Class H	1,787,000	0.5	1,443,283
China Shenhua Energy Co., Ltd., Class H	840,000	1.3	3,749,976
Industrial & Commercial Bank of China Ltd., Class H	11,993,000	3.3	9,689,064
PetroChina Co., Ltd., Class H	20,031,000	8.4	24,656,846
Ping An Insurance (Group) Co., of China Ltd., Class H	134,000	0.5	1,448,767
Other Securities		6.3	19,139,275

		30.3	89,262,040

Colombia 0.3%
Other Securities		0.3	787,801

Czech Republic 0.5%
Other Securities		0.5	1,536,172

Egypt 0.2%
Other Securities		0.2	476,048

Hong Kong 2.9%
China Mobile Ltd.	334,500	1.2	3,416,019
China Unicom Ltd.	820,056	0.4	1,153,329
CNOOC Ltd.	927,000	0.7	1,935,315
Other Securities		0.6	2,019,334

		2.9	8,523,997

Hungary 0.7%
Other Securities		0.7	2,112,452

India 5.4%
Reliance Industries Ltd.	65,905	0.6	1,628,947
Other Securities		4.8	14,300,103

		5.4	15,929,050

Indonesia 1.3%
Other Securities		1.3	3,692,099

Malaysia 2.6%
Malayan Banking Berhad	476,100	0.5	1,379,605
Other Securities		2.1	6,204,993

		2.6	7,584,598

Mexico 6.3%
America Movil S.A.B. de C.V., Series L	2,269,800	2.2	6,505,363
Cemex S.A.B. de C.V. *	2,541,928	0.8	2,233,554
Fomento Economico Mexicano S.A.B. de C.V.	224,300	0.4	1,233,396
Grupo Mexico S.A.B. de C.V., Series B	467,274	0.5	1,539,037
Telefonos de Mexico S.A.B. de C.V.	2,198,500	0.6	1,703,891
Other Securities		1.8	5,315,271

		6.3	18,530,512

Philippines 0.2%
Other Securities		0.2	692,460

46 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Poland 1.6%
Polski Koncern Naftowy Orlen S.A. *	94,525	0.5	1,332,809
Other Securities		1.1	3,498,267

		1.6	4,831,076

Russia 8.6%
Gazprom ADR	332,719	2.5	7,284,894
LUKOIL ADR	102,803	1.9	5,732,799
Sberbank GDR - Reg’d	4,640	0.6	1,742,425
Surgutneftegaz ADR	483,303	1.6	4,732,623
Other Securities		2.0	5,897,203

		8.6	25,389,944

South Africa 7.6%
FirstRand Ltd.	440,334	0.4	1,290,952
Impala Platinum Holdings Ltd.	52,837	0.5	1,491,700
MTN Group Ltd.	102,306	0.6	1,840,479
Sasol	50,436	0.8	2,271,250
Standard Bank Group Ltd.	137,902	0.7	2,029,335
Other Securities		4.6	13,447,817

		7.6	22,371,533

Taiwan 12.3%
AU Optronics Corp. *	1,231,800	0.4	1,228,956
China Steel Corp.	1,524,556	0.5	1,544,175
Chunghwa Telecom Co., Ltd.	637,133	0.5	1,490,336
Formosa Chemicals & Fibre Corp.	438,420	0.4	1,253,765
Formosa Plastics Corp.	984,820	1.0	2,821,703
Hon Hai Precision Industry Co., Ltd.	664,311	0.9	2,512,448
HTC Corp.	68,070	0.5	1,543,650
Nan Ya Plastics Corp.	672,160	0.5	1,493,162
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,102,689	1.5	4,325,885
Other Securities		6.1	17,864,979

		12.3	36,079,059

Thailand 1.6%
PTT PCL	131,100	0.5	1,324,994
Other Securities		1.1	3,244,100

		1.6	4,569,094

Turkey 2.0%
Other Securities		2.0	5,980,041

Total Common Stock
(Cost $224,797,906)			264,442,270

Preferred Stock 9.9% of net assets

Brazil 9.8%
Banco Bradesco S.A.	256,038	1.8	5,277,970
Companhia Energetica de Minas Gerais	83,108	0.5	1,463,420
Itau Unibanco Holding S.A.	262,665	2.2	6,410,985
Metalurgica Gerdau S.A.	80,200	0.4	1,235,334
Petroleo Brasileiro S.A.	261,900	1.4	3,981,718
Vale S.A., Class A	78,000	0.7	2,190,496
Other Securities		2.8	8,235,862

		9.8	28,795,785

Colombia 0.1%
Other Securities		0.1	285,174

Total Preferred Stock
(Cost $24,558,267)			29,080,959

Other Investment Company 0.2% of net assets

United States 0.2%
Other Securities		0.2	691,950

Total Other Investment Company
(Cost $682,545)			691,950

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Other Securities		0.1	379,268

Total Short-Term Investment
(Cost $379,268)			379,268

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.8% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	2,267,550	0.8	2,267,550

Total Collateral Invested for Securities on Loan
(Cost $2,267,550)			2,267,550

End of collateral invested for securities on loan.

At 10/31/10, the tax basis cost of the fund’s investments was $255,459,918 and the unrealized appreciation and depreciation were $42,337,339 and ($3,202,810), respectively, with a net unrealized appreciation of $39,134,529.

At 10/31/10, the values of certain foreign securities held by the fund aggregating $222,892,417 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

See financial notes 47

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings continued

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt.
Reg’d —	Registered
REIT —	Real Estate Investment Trust.

48 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $2,101,123 (cost $250,417,986)		$294,594,447
Foreign currency, at value (cost $237,285)		235,495
Cash		8
Collateral invested for securities on loan		2,267,550
Receivables:
Investments sold		460,305
Fund shares sold		1,437,663
Dividends		363,696
Income from securities on loan		5,131
Foreign tax reclaims		1,024
Interest		1
Prepaid expenses	+	4,735

Total assets		299,370,055

Liabilities

Collateral held for securities on loan		2,267,550
Payables:
Investments bought		2,190,617
Investment adviser and administrator fees		8,092
Shareholder service fees		6,760
Foreign capital gains tax		308,228
Fund shares redeemed		168,450
Accrued expenses	+	84,871

Total liabilities		5,034,568

Net Assets

Total assets		299,370,055
Total liabilities	−	5,034,568

Net assets		$294,335,487

Net Assets by Source
Capital received from investors		241,666,339
Net investment income not yet distributed		3,385,141
Net realized capital gains		5,407,244
Net unrealized capital gains		43,876,763

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$294,335,487		27,216,067		$10.81

See financial notes 49

 Schwab Fundamental Emerging Markets Index Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (net of foreign withholding taxes of $737,611)		$5,628,252
Interest		207
Securities on loan	+	32,664

Total investment income		5,661,123

Expenses

Investment adviser and administrator fees		969,827
Shareholder service fees		109,757
Custodian fees		283,740
FTSE Index fee		203,664
Transfer agent fees		69,150
Portfolio accounting fees		67,248
Professional fees		44,852
Registration fees		33,078
Shareholder reports		24,169
Interest expense		11,258
Trustees’ fees		6,271
Other expenses	+	75,141

Total expenses		1,898,155
Expense reduction by adviser and Schwab	−	719,189

Net expenses	−	1,178,966

Net investment income		4,482,157

Realized and Unrealized Gains (Losses)

Net realized gains on investments (net of foreign capital gain tax of $158,087)		16,691,282
Net realized losses on foreign currency transactions	+	(643,709)

Net realized gains		16,047,573
Net unrealized gains on investments (net of foreign capital gain tax of $14,604)		20,256,123
Net unrealized gains on foreign currency translations	+	6,271

Net unrealized gains	+	20,262,394

Net realized and unrealized gains		36,309,967

Increase in net assets resulting from operations		$40,792,124

50 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$4,482,157	$950,683
Net realized gains (losses)		16,047,573	(7,740,533)
Net unrealized gains	+	20,262,394	35,269,486

Increase in net assets from operations		40,792,124	28,479,636

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	180,883
Select Shares		—	178,986
Institutional Shares	+	1,195,864	171,267

Total distributions from net investment income		$1,195,864	$531,136

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	1,510,721	$10,718,492
Select Shares		—	—	2,055,110	13,981,789
Institutional Shares	+	19,525,248	189,738,742	14,761,670	116,210,643

Total shares sold		19,525,248	$189,738,742	18,327,501	$140,910,924

Shares Reinvested
Investor Shares		—	$—	29,295	$162,881
Select Shares		—	—	24,420	136,020
Institutional Shares	+	68,369	648,824	18,074	100,489

Total shares reinvested		68,369	$648,824	71,789	$399,390

Shares Redeemed
Investor Shares		—	$—	(2,746,169)	($24,192,086)
Select Shares		—	—	(3,315,400)	(28,113,050)
Institutional Shares	+	(5,759,702)	(54,877,962)	(2,431,267)	(17,668,123)

Total shares redeemed		(5,759,702)	($54,877,962)	(8,492,836)	($69,973,259)

Net transactions in fund shares		13,833,915	$135,509,604	9,906,454	$71,337,055

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,382,152	$119,229,623	3,475,698	$19,944,068
Total increase	+	13,833,915	175,105,864	9,906,454	99,285,555

End of period		27,216,067	$294,335,487	13,382,152	$119,229,623

Net investment income not yet distributed			$3,385,141		$752,760

[1]	Effective October 19, 2009, all outstanding Investor Shares (1,999,470 shares valued at $19,419,057) and Select Shares (2,199,181 shares valued at $21,392,090) combined with Institutional Shares, resulting in a single class of shares of the fund.

See financial notes 51

 Schwab Fundamental Index Funds

Financial Notes

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large
  Company Index Fund
Schwab Fundamental International
  Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Monthly Income Fund-Moderate Payout
Schwab Monthly Income Fund-Enhanced Payout
Schwab Monthly Income Fund-Maximum Payout

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have

52

 Schwab Fundamental Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures and forward contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes

 53

 Schwab Fundamental Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of October 31, 2010:

Schwab Fundamental US Large Company Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,012,552,616	$—	$—	$1,012,552,616
Other Investment Company(a)	6,235,229	—	—	6,235,229
Short-Term Investment(a)	—	875,852	—	875,852

Total	$1,018,787,845	$875,852	$—	$1,019,663,697

Other Financial Instruments
Collateral Invested for Securities on Loan	$15,323,057	$—	$—	$15,323,057
Futures Contract*	319,706	—	—	319,706

Schwab Fundamental US Small-Mid Company Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$408,569,785	$—	$—	$408,569,785
Rights(a)	—	—	1,287,876	1,287,876
Other Investment Company(a)	2,016,466	—	—	2,016,466
Short-Term Investments(a)	—	346,744	—	346,744

Total	$410,586,251	$346,744	$1,287,876	$412,220,871

Other Financial Instruments
Collateral Invested for Securities on Loan	$15,374,683	$—	$—	$15,374,683
Futures Contract*	174,694	—	—	174,694

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	October 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2010

Rights	$—	$—	$—	$1,287,876 (b)	$—	$—	$—	$1,287,876

Total	$—	$—	$—	$1,287,876	$—	$—	$—	$1,287,876

*	Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Complete Schedule of Holdings.
(b)	This amount represents unrealized gain on rights received during the report period.

54

 Schwab Fundamental Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab Fundamental International Large Company Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$144,342,479	$—	$144,342,479
Australia	68,677	14,879,437	—	14,948,114
Canada	15,957,114	—	—	15,957,114
France	160,533	32,433,536	—	32,594,069
Germany	125,356	26,667,859	—	26,793,215
Ireland	133,902	1,294,827	—	1,428,729
United Kingdom	155,320	60,409,662	6,965	60,571,947
Preferred Stock(a)	142,566	1,475,910	—	1,618,476
Rights(a)	71,458	—	—	71,458
Warrants(a)	2,477	—	—	2,477
Other Investment Company(a)	1,311,230	—	—	1,311,230
Short-Term Investment(a)	—	1,475,084	—	1,475,084

Total	$18,128,633	$282,978,794	$6,965	$301,114,392

Other Financial Instruments
Collateral Invested for Securities on Loan	$571,678	$—	$—	$571,678

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	October 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2010

Common Stock
United Kingdom	$2,758	$—	$(89,520)	$89,751	$3,976	$—	$—	$6,965
Rights
Australia	144,587	—	9,402	(144,587)	(9,402)	—	—	—
Warrants
Italy	—	—	—	260	—	—	(260)	—

Total	$147,345	$—	($80,118)	($54,576)	($5,426)	$—	($260)	$6,965

(a)	As categorized in Complete Schedule of Holdings.

 55

 Schwab Fundamental Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab Fundamental International Small-Mid Company Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$6,257,017	$—	$6,257,017
Australia	—	4,064,716	81,636	4,146,352
Austria	21,263	854,088	—	875,351
Canada	6,115,058	—	—	6,115,058
Finland	50,666	1,474,526	—	1,525,192
France	93,725	2,386,421	—	2,480,146
Germany	564,076	2,132,671	—	2,696,747
Greece	34,659	319,142	—	353,801
Ireland	374,953	386,918	—	761,871
Italy	33,508	1,706,912	—	1,740,420
Japan	41,527	19,200,429	—	19,241,956
Luxembourg	28,916	30,402	—	59,318
Netherlands	35,679	1,950,263	—	1,985,942
Norway	82,097	1,043,374	—	1,125,471
Portugal	30,468	274,958	—	305,426
Republic of Korea	318,326	5,358,135	64,927	5,741,388
Singapore	—	1,623,534	42,317	1,665,851
Spain	69,340	1,043,169	—	1,112,509
Sweden	52,119	1,956,453	—	2,008,572
Switzerland	432,547	2,350,631	—	2,783,178
United Kingdom	435,617	9,502,203	3,968	9,941,788
Preferred Stock(a)	—	373,024	—	373,024
Rights(a)	4,354	—	—	4,354
Warrants(a)	1,505	—	—	1,505
Other Investment Company(a)	92,263	—	—	92,263
Short-Term Investment(a)	—	70,033	—	70,033

Total	$8,912,666	$64,359,019	$192,848	$73,464,533

Other Financial Instruments
Collateral Invested for Securities on Loan	$526,521	$—	$—	$526,521

(a)	As categorized in Complete Schedule of Holdings.

56

 Schwab Fundamental Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	October 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2010

Common Stock
Australia	$—	$—	($4,024)	$44,048	$2,116	$39,496	$—	$81,636
Japan	—	—	(10,505)	10,505	—	—	—	—
Republic of Korea	—	—	—	29,896	35,031	—	—	64,927
Singapore	—	—	—	16,264	8,461	17,592	—	42,317
United Kingdom	56,504	—	(29,642)	20,136	(43,030)	—	—	3,968
Rights
Australia	25,450	—	—	(25,450)	—	—	—	—
Hong Kong	1,873	—	1,509	(1,873)	(1,509)	—	—	—
Norway	796	—	—	(796)	—	—	—	—

Total	$84,623	$—	($42,662)	$92,730	$1,069	$57,088	$—	$192,848

Schwab Fundamental Emerging Markets Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$127,055,394	$—	$127,055,394
Brazil	13,419,010	—	—	13,419,010
Chile	2,675,284	—	—	2,675,284
Columbia	787,801	—	—	787,801
Malaysia	1,330,219	6,254,379	—	7,584,598
Mexico	18,530,512	—	—	18,530,512
Russia	693,969	24,695,975	—	25,389,944
South Africa	276,253	22,095,280	—	22,371,533
Taiwan	314,398	35,764,661	—	36,079,059
Thailand	3,308,590	1,260,504	—	4,569,094
Turkey	213,817	5,766,224	—	5,980,041
Preferred Stock(a)	29,080,959	—	—	29,080,959
Other Investment Company(a)	691,950	—	—	691,950
Short-Term Investment(a)	—	379,268	—	379,268

Total	$71,322,762	$223,271,685	$—	$294,594,447

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,267,550	$—	$—	$2,267,550

(a)	As categorized in Complete Schedule of Holdings.

 57

 Schwab Fundamental Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

All net realized and change in unrealized gains (losses) in the tables above are reflected in the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the funds at October 31, 2010 are as follows:

Schwab Fundamental US Small-Mid Company Index Fund	$1,287,876
Schwab Fundamental International Large Company Index Fund	$89,751
Schwab Fundamental International Small-Mid Company Index Fund	$110,344

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended October 31, 2010. There were no significant transfers between Level 1 and Level 2 for the period ended October 31, 2010. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

Some funds entered into equity index futures contracts (“futures”) during the period from November 1, 2009 through October 31, 2010. The funds invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk. The fair value and variation margin for any futures contracts held at October 31, 2010 and the realized/unrealized gains (losses) on futures contracts held during the period ended October 31, 2010 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operation, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the monthly average contract value of futures contracts held by the funds and the monthly average number of contracts were as follows:

	Contract Value	Number of Contracts

Schwab Fundamental US Large Company Index Fund	$8,540,394	156
Schwab Fundamental US Small-Mid Company Index Fund	4,419,228	70
Schwab Fundamental International Large Company Index Fund	—	—
Schwab Fundamental International Small-Mid Company Index Fund	—	—
Schwab Fundamental Emerging Markets Index Fund	—	—

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The accounting for forwards is treated similar to that of futures contracts in that gains and losses are accounted for as unrealized gains or losses until the contracts settles and such amounts are accounted for as realized.

58

 Schwab Fundamental Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of their securities to another party (the “borrower”). When the fund lends securities, the borrower provides cash, U.S. government securities or letters of credit as collateral against the loans in an amount at least equal to 100% of the market value of the loaned securities. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. The investments of collateral are mark-to-market daily and the value of the collateral must be at least 100% of the market value of the loan securities each day. If the value of the collateral falls below 100%, it will be adjusted the following day.

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The funds’ repurchase agreements are fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains and losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds may record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

 59

 Schwab Fundamental Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by funds and are disclosed in the Statement of Operations. Foreign taxes payable as of October 31, 2010, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to those described below:

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

The Schwab Fundamental US Large Company Index Fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance is normally below that of the index.

As an index fund, a fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Certain funds do not fully replicate their benchmark index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of

60

 Schwab Fundamental Index Funds

Financial Notes (continued)

3. Risk factors (continued):

constraints, may not produce the intended results. Because the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the benchmark index.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

A fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

 61

 Schwab Fundamental Index Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to each fund, CSIM is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

				Schwab
	Schwab	Schwab	Schwab	Fundamental	Schwab
	Fundamental	Fundamental	Fundamental	International	Fundamental
	U.S. Large	U.S. Small-Mid	International	Small-Mid	Emerging
	Company	Company	Large Company	Company	Markets
Average Daily Net Assets	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

First $500 million	0.30%	0.30%	0.30%	0.40%	0.50%
$500 million to $5 billion	0.22%	0.22%	0.22%	0.38%	0.48%
$5 billion to $10 billion	0.20%	0.20%	0.20%	0.36%	0.46%
over $10 billion	0.18%	0.18%	0.18%	0.34%	0.44%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.10%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the funds to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Fund’s Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

Schwab
Schwab	Schwab	Schwab	Fundamental	Schwab
Fundamental	Fundamental	Fundamental	International	Fundamental
US Large	US Small-Mid	International	Small-Mid	Emerging
Company	Company	Large Company	Company	Markets
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.35%	0.35%	0.35%	0.55%	0.60%

CSIM has entered into a license agreement with FTSE to use certain FTSE indexes and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain FTSE indexes and trademarks to the funds. Under the sub-license agreement, each fund pays its pro rata share of licensing fees.

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Fundamental US Large Company Index Fund during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gain (Loss)	Received
	Held at	Gross	Gross	Held at	Value at	11/1/09 to	11/1/09 to
Fund	10/31/09	Additions	Sales	10/31/10	10/31/10	10/31/10	10/31/10

Schwab Fundamental US Large Company Index Fund	58,915	27,500	(33,000)	53,415	$822,591	($41,680)	$11,050

62

 Schwab Fundamental Index Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may also let a related party own shares of the funds. As of October 31, 2010, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total share of the Schwab Fundamental International Large Company Index is 14.9%.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the year ended October 31, 2010, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Fundamental US Large Company Index Fund	$41,957,721
Schwab Fundamental US Small-Mid Company Index Fund	20,992,566
Schwab Fundamental International Large Company Index Fund	—
Schwab Fundamental International Small-Mid Company Index Fund	57,666
Schwab Fundamental Emerging Markets Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Charles Schwab & Co., Inc. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended October 31, 2010, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Fundamental US Large Company Index Fund	$449,296,624	$219,983,770
Schwab Fundamental US Small-Mid Company Index Fund	184,085,028	146,757,398
Schwab Fundamental International Large Company Index Fund	210,464,385	176,832,962
Schwab Fundamental International Small-Mid Company Index Fund	56,032,975	36,169,960
Schwab Fundamental Emerging Markets Index Fund	311,295,683	174,920,073

 63

 Schwab Fundamental Index Funds

Financial Notes (continued)

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/01/09-10/31/10)	(11/01/08-10/31/09)

Schwab Fundamental US Large Company Index Fund	$21,126	$40,354
Schwab Fundamental US Small-Mid Company Index Fund	14,086	47,459
Schwab Fundamental International Large Company Index Fund	10,801	66,579
Schwab Fundamental International Small-Mid Company Index Fund	4,653	2,299
Schwab Fundamental Emerging Markets Index Fund	11,177	11,408

9. Federal Income Taxes:

As of October 31, 2010, the components of distributable earnings on a tax-basis were as follows:

				Schwab
	Schwab	Schwab	Schwab	Fundamental	Schwab
	Fundamental	Fundamental	Fundamental	International	Fundamental
	US Large	US Small-Mid	International	Small-Mid	Emerging
	Company	Company	Large Company	Company	Markets
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Undistributed Ordinary income	$12,816,751	$20,367,697	$7,117,412	$1,830,661	$9,668,451
Undistributed long-term capital gains	—	5,080,706	—	—	4,165,818
Unrealized appreciation	103,007,616	97,982,129	21,213,292	10,708,667	42,337,339
Unrealized depreciation	(51,817,350)	(28,871,174)	(18,380,050)	(3,752,524)	(3,202,810)
Other unrealized appreciation/(depreciation)	—	1,551	23,316	5,822	(299,650)

Net unrealized appreciation/(depreciation)	$51,190,266	$69,112,506	$2,856,558	$6,961,965	$38,834,879

The primary differences between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFIC), Real Estate Investment Trusts (REITS), capital gains tax and futures mark to market.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2010, the following funds had capital loss carryforwards available to offset net capital gains before the expiration dates:

				Schwab
	Schwab	Schwab	Schwab	Fundamental	Schwab
	Fundamental	Fundamental	Fundamental	International	Fundamental
	US Large	US Small-Mid	International	Small-Mid	Emerging
	Company	Company	Large Company	Company	Markets
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2016	$48,768,252	$—	$10,522,283	$—	$—
October 31, 2017	63,611,980	—	58,777,944	153,428	—
October 31, 2018	—	—	20,948,477	—	—

Total	$112,380,232	$—	$90,248,704	$153,428	$—

64

 Schwab Fundamental Index Funds

Financial Notes (continued)

9. Federal Income Taxes (continued):

As of October 31, 2010, the funds had capital losses utilized as follows:

Schwab
	Schwab	Schwab	Schwab	Fundamental	Schwab
	Fundamental	Fundamental	Fundamental	International	Fundamental
	US Large	US Small-Mid	International	Small-Mid	Emerging
	Company	Company	Large Company	Company	Markets
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$78,472	$23,501,343	$—	$2,680,486	$5,584,808

The tax-basis components of distributions paid during the current and prior fiscal years were:

Schwab
	Schwab	Schwab	Schwab	Fundamental	Schwab
	Fundamental	Fundamental	Fundamental	International	Fundamental
	US Large	US Small-Mid	International	Small-Mid	Emerging
	Company	Company	Large Company	Company	Markets
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Current period distributions
Ordinary income	$8,047,761	$2,224,324	$7,367,808	$1,616,483	$1,195,864
Long-term capital gains	—	—	—	—	—
Return of capital	—	—	—	—	—

Prior period distributions
Ordinary income	$11,252,006	$1,789,938	$9,037,332	$526,270	$531,136
Long-term capital gains	—	—	—	—	—
Return of capital	—	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, partnership investments, unrealized appreciation of certain investments in non-U.S. securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2010, the funds made the following reclassifications:

				Schwab
	Schwab	Schwab	Schwab	Fundamental	Schwab
	Fundamental	Fundamental	Fundamental	International	Fundamental
	US Large	US Small-Mid	International	Small-Mid	Emerging
	Company	Company	Large Company	Company	Markets
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital Shares	$—	$—	$105	$—	$—
Undistributed net investment income	50,828	39,815	577,680	1,056,381	(653,912)

Net realized capital gains and losses	(50,828)	(39,815)	(577,785)	(1,056,381)	653,912

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2010, the funds did not incur any interest or penalties.

 65

 Schwab Fundamental Index Funds

Financial Notes (continued)

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

66

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund, and Schwab Fundamental Emerging Markets Index Fund (five of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 15, 2010

 67

Other Federal Tax Information (unaudited)

The funds elect to pass through under section 853 of the Internal Revenue Code foreign tax credit to its shareholders for the year ended October 31, 2010, and the respective foreign source income on the funds as follows.

	Foreign Tax Credit	Foreign Source Income

Schwab Fundamental US Large Company Index Fund	$—	$—
Schwab Fundamental US Small-Mid Company Index Fund	—	—
Schwab Fundamental International Large Company Index Fund	399,276	8,858,319
Schwab Fundamental International Small-Mid Company Index Fund	104,161	1,420,992
Schwab Fundamental Emerging Markets Index Fund	721,618	6,321,650

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2010, qualify for the corporate dividends received deduction:

Percentage

Schwab Fundamental US Large Company Index Fund	100.00
Schwab Fundamental US Small-Mid Company Index Fund	72.06
Schwab Fundamental International Large Company Index Fund	—
Schwab Fundamental International Small-Mid Company Index Fund	—
Schwab Fundamental Emerging Markets Index Fund	—

For the fiscal year ended October 31, 2010, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2011 via IRS form 1099 of the amounts for use in preparing their 2010 income tax return.

Schwab Fundamental US Large Company Index Fund	$8,047,761
Schwab Fundamental US Small-Mid Company Index Fund	1,694,600
Schwab Fundamental International Large Company Index Fund	6,642,474
Schwab Fundamental International Small-Mid Company Index Fund	520,838
Schwab Fundamental Emerging Markets Index Fund	1,136,834

68

Investment Advisory and Sub-Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund and Schwab Fundamental Emerging Markets Index Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 28, 2010, and June 3, 2010, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 3, 2010. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that many of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the

 69

appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to the Funds that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

70

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 84 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 2000.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	73	None

 71

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	73	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	84	None

72

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Funds (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Funds (Nov. 1998 – present) and Schwab ETFs (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 73

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

74

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call one of the numbers below.

Schwab Funds® direct investors:  1-800-407-0256

© 2010 Schwab Funds. All rights reserved.

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR39592-03

Annual report dated October 31, 2010 enclosed.

Schwab Active Equity Funds

Schwab Premier Equity Fund®

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab® International Core
Equity Fund

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Schwab Active Equity Funds

Annual Report
October 31, 2010

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Schwab Active Equity Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for
the Report Period

Schwab Premier Equity Fund®
(Ticker Symbol: SWPSX)	14.96%

S&P 500® Index	16.52%
Fund Category: Morningstar Large-Cap Blend	15.53%

Performance Details	pages 6-7

Schwab Core Equity Fundtm
(Ticker Symbol: SWANX)	11.77%

S&P 500® Index	16.52%
Fund Category: Morningstar Large-Cap Blend	15.53%

Performance Details	pages 8-9

Schwab Dividend Equity Fundtm
(Ticker Symbol: SWDSX)	12.42%

S&P 500® Index	16.52%
Fund Category: Morningstar Large-Cap Value	13.99%

Performance Details	pages 10-11

Schwab Large-Cap Growth Fundtm
(Ticker Symbol: SWLSX)	15.83%

Russell 1000 Growth Index	19.65%
Fund Category: Morningstar Large-Cap Growth	18.17%

Performance Details	pages 12-13

Schwab Small-Cap Equity Fundtm
(Ticker Symbol: SWSCX)	25.31%

Russell 2000® Index[1]	26.58%
S&P Small-Cap 600 Index[2]	26.27%
Fund Category: Morningstar Small-Cap Blend	25.22%

Performance Details	pages 14-15

Schwab Hedged Equity Fundtm
(Ticker Symbol: SWHEX)	9.96%

S&P 500® Index	16.52%
Fund Category: Morningstar Long-Short	5.15%

Performance Details	pages 16-17

Schwab Financial Services Fundtm
(Ticker Symbol: SWFFX)	11.79%

S&P 1500 SuperComposite Financials Sector Index	7.34%
Fund Category: Morningstar Financial Services	8.01%

Performance Details	pages 18-19

Schwab Health Care Fundtm
(Ticker Symbol: SWHFX)[3]	16.49%

Dow Jones Global Health Care Index[4]	12.15%
S&P 1500 SuperComposite Health Care Sector Index[2]	14.53%
Fund Category: Morningstar Health Care	16.46%

Performance Details	pages 20-21

Schwab® International Core Equity Fund
(Ticker Symbol: SICNX)[3,5]	10.09%

MSCI EAFE Index®(Gross)*	8.82%
Fund Category: Morningstar Foreign Large-Cap Blend	12.54%

Performance Details	pages 22-23

Minimum Initial Investment[6]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (Gross) (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Effective July 1, 2009, the fund uses the Russell 2000 Index as its comparative index. The fund selected this index because the fund’s investment adviser believes that it is a more accurate index for comparing fund performance.
[2]	This index was used as the fund’s comparative index until June 30, 2009.
[3]	The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
[4]	Effective July 1, 2009, the fund uses the Dow Jones Global Health Care Index as its comparative index. The fund selected this index because the fund’s investment adviser believes that it is a more accurate index for comparing fund performance.
[5]	On December 3, 2009, the Laudus Rosenberg International Equity Fund merged into the fund.
[6]	Please see prospectus for further details and eligibility requirements.

2 Schwab Active Equity Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the year that ended October 31, 2010, many investors wrestled with economic news that was mostly negative—the recovery of the U.S. economy remained tepid, unemployment stayed stubbornly high, and the housing market remained weak. In spite of these events, nearly all stock and bond markets produced positive returns, both in the United States and abroad.

The bellwether S&P 500 Index gained 16.52% during the year and international stock markets also rewarded investors as indicated by a return of 8.82% in the MSCI EAFE Index. Growth stocks generally fared better than value stocks in large-, mid-, and small-cap sectors.

For the year ending October 31, 2010, the nine Schwab Active Equity Funds all posted positive returns, aided by the strong rebound in equities in the latter part of the period. The Schwab Financial Services Fund, Schwab Health Care Fund, and Schwab International Core Equity Fund all posted double-digit total returns and outperformed their benchmarks.

The other Schwab Active Equity Funds delivered solid absolute returns but underperformed their respective benchmarks. Please read the fund managers’ discussion and analysis on the following pages for more details.

At Schwab, we encourage investors to review their investment strategy periodically in the context of their tolerance for risk, timeline, and established investment plan.

If you have any questions about the Schwab Active Equity Funds or any other Schwab Funds, please call us at 1-800-435-4000. Please also see www.schwabfunds.com for details on each fund including performance results, investment strategy, and prospectus.

Thank you for investing with us.

Sincerely,

Schwab Active Equity Funds 3

The Investment Environment

The past 12 months produced significant positive returns in nearly all major equity and fixed income markets, despite various economic indicators falling short of expectations here in the United States and abroad. Domestic equity markets fared better than international, and growth stocks outperformed value stocks in large-, mid-, and small-cap categories. In the credit markets, inflation-protected bonds were the best performers and U.S. Treasuries had the poorest returns, though they also had solid performance for the 12 months under review.

The return for the S&P 500 Index, which is usually seen as a bellwether for U.S. financial markets, was positive at 16.52%. The international stock markets also had solid overall returns, and the MSCI EAFE Index (Gross) returned 8.82%. In fixed-income, the Barclays Capital U.S. Aggregate Bond Index returned 8.01%, while the Barclays Capital U.S. TIPS Index returned 10.42%, and the Barclays Capital U.S. Treasury Index returned 7.20% for the reporting period.

In a press release dated November 3, 2010, the Federal Reserve (the Fed) described information it had received since its meeting in September 2010, and noted that the pace of recovery in output and employment remained slow. Moreover, persistent high unemployment, coupled with depressed housing prices and a rise in foreclosures, continued to work against the U.S. economic recovery process. In the U.S. fixed income markets, accommodative Fed policy in the form of a near-zero federal funds rate remained intact, and several recent statements from the Fed affirmed that rates will remain low for an extended period of time. Also in November’s press release, the Fed stated that it intended to purchase up to $600 billion of longer-term U.S. Treasuries by the end of the second quarter in 2011.

At the international level, financial markets fluctuated during the reporting period. Ongoing concerns regarding the debt obligations of Greece, Spain, Ireland, and other European countries continued to capture the attention of central banks and resulted in the progressive downgrading of debt in those countries. The news caused temporary turmoil in the U.S. and global financial markets in early May 2010. While there has been some rebounding to pre-May levels in the markets, central banks remain attentive to debt ratios, monetary exchange rates, interest rates, and inflation measurements.

During the reporting period, two economic events caused volatility in the equity and fixed income markets. First, was the Deepwater Horizon oil spill in the Gulf of Mexico on April 20, 2010. The costs—in terms of environmental impact and loss of oil—affected energy-related stocks, which declined on the news. For the reporting period, the Energy Sector was the weakest performing sector in the S&P 500 Index. Second, investor confidence in the United States and abroad was further shaken on May 6, 2010, when the Dow Jones Industrial Average dropped 999 points, within a 30-minute timeframe, before partially regaining some of the decline. The equity market event was subsequently named the “flash crash.” As a result of the flash crash, more than 16,000 trades were cancelled by the major U.S. stock exchanges.

On a more general note in the United States, real Gross Domestic Product (GDP) growth remained lower than hoped for during the reporting period, with the Bureau of Economic Analysis estimating that GDP grew at a rate of 2.0% for the third quarter of 2010. Likewise, the national unemployment rate—as reported by the Bureau of Labor Statistics—was an ongoing concern and hovered just below 10% throughout the 12-month period. Finally, high delinquencies, foreclosures, and stalled foreclosures weighed heavily on the housing sector. The discovery that some institutions had improper or incomplete paperwork on original loan documents brought at least a temporary halt to some foreclosures.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.52%	S&P 500® Index: measures U.S. large-cap stocks

26.58%	Russell 2000® Index: measures U.S. small-cap stocks

8.82%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

8.01%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.11%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Active Equity Funds

Fund Management

Vivienne Hsu, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in August 2004, she worked for more than 11 years in asset management and quantitative analysis at other investment firms.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except for the Schwab International Core Equity Fund. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Paul Alan Davis, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in 2003, he worked for more than 12 years in portfolio management.

Schwab Active Equity Funds 5

Schwab Premier Equity Fund®

The Schwab Premier Equity Fund (the fund) seeks long-term capital growth. To pursue its investment objective, the fund invests primarily in U.S. common stocks. The fund generally seeks to invest in the stocks of approximately 100 companies, but the fund may hold fewer or more stocks at a particular time. The fund uses Schwab Equity Ratings (SER) to aid its stock selection. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 14.96% during the 12-month period, while its comparative index, the S&P 500 Index (the index), returned 16.52%. By design, the fund is an all-cap fund and it invests a material portion of its assets under management in mid- and small-cap stocks that are not represented in the index.

Consumer Discretionary stocks were the best performers for the index and stocks in the Financials Sector were the worst. Stocks held in the index with higher price-to-book ratios (P/B) outperformed stocks with lower P/B ratios, and smaller market capitalization stocks outperformed larger market capitalization stocks.

In terms of individual stock selection, the fund owned Apple, Inc. for part of the 12-month period, but sold it when Apple was downgraded by SER. The resulting underweight of Apple stock, relative to the index, proved to be a detractor; the stock rose nearly 60% for the period under review. Stock selection in the Consumer Discretionary Sector also detracted, partially due to the fund’s overweight to the retailer, Gap Inc. In the Industrials Sector, the fund’s overweight helped relative performance, but stock selection within the sector detracted. In particular, the fund’s overweight to R.R. Donnelley & Sons Co. and Ryder Systems, Inc. detracted the most within Industrials.

Contributions to the fund’s relative performance came from several sources. Small-cap stocks outperformed large-cap during the reporting period, and the fund’s overweight to small-cap helped relative performance. In addition, the fund’s overweight to Energy contributed. National Oilwell Varco, Inc., excelled as one of the fund’s top-performing holdings within Energy. In the Consumer Discretionary Sector, bakery and cafe shop, Panera Bread, was a non-index holding that also had exceptional returns for the fund. Stock selection in the Health Care Sector was positive, partially due to the holding of Millipore Corp., which was acquired by the German pharmaceutical firm, Merck KGaA. Not owning the largest stock in the index, Exxon Mobil Corp., also contributed to the fund’s relative performance, as the stock declined during the reporting period.

As of 10/31/10:

 Statistics

Number of Holdings	107
Weighted Average Market Cap ($ x 1,000,000)	$23,971
Price/Earnings Ratio (P/E)	14.6
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	80%

 Sector Weightings % of Investments

Information Technology	17.1%
Financials	14.6%
Energy	11.8%
Health Care	11.5%
Consumer Discretionary	9.9%
Consumer Staples	9.3%
Industrials	9.2%
Materials	5.7%
Utilities	4.1%
Telecommunication Services	2.8%
Other	4.0%
Total	100.0%

 Top Equity Holdings % Net Assets1

VeriFone Systems, Inc.	1.3%
International Business Machines Corp.	1.3%
The Williams Cos., Inc.	1.3%
National Oilwell Varco, Inc.	1.3%
The Timken Co.	1.3%
ConocoPhillips	1.3%
The Goldman Sachs Group, Inc.	1.3%
Computer Sciences Corp.	1.3%
Archer-Daniels-Midland Co.	1.3%
El Paso Corp.	1.2%
Total	12.9%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Active Equity Funds

 Schwab Premier Equity Fund®

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 21, 2005 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Average Annual Total Returns1,2,5

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Premier Equity Fund® (3/21/05)	14.96%	-0.22%	1.03%
S&P 500® Index	16.52%	1.73%	1.98%
Fund Category: Morningstar Large-Cap Blend	15.53%	1.57%	1.96%

Fund Expense Ratio3: 1.02%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[5]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Active Equity Funds 7

Schwab Core Equity Fund™

The Schwab Core Equity Fund (the fund) seeks long-term capital growth. To pursue its investment objective, the fund invests primarily in U.S. stocks. The fund expects to hold the common stocks of U.S. companies that have market capitalizations of approximately $500 million or more. The fund uses Schwab Equity Ratings (SER) to aid its stock selection. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 11.77% for the 12-month period, while its comparative index, the S&P 500 Index (the index), returned 16.52%. All sectors within the index posted positive returns, but the best absolute performing sectors were Consumer Discretionary and Industrials. However, the top contributing sector for the index, because of its 18% weight and 18% return, was Information Technology.

From a valuation perspective, stocks with higher price-to-book ratios outperformed, whereas across price-to-earnings ratios, returns were fairly even. For the reporting period, stocks with smaller market capitalizations outperformed larger market capitalization stocks.

The fund’s use of SER, which emphasizes factors such as strong fundamentals and attractive valuations, provided the fund with solid absolute returns, but led the fund to make some stock selections that were out-of-favor and that detracted from the fund’s relative performance. In particular, stock selection in Industrials and Information Technology hurt performance relative to the index. One notable detractor was Hewlett-Packard. The stock price dropped relative to its peer group during the reporting period on news surrounding the company’s change in executive management.

Moreover, the fund’s overweight to Financials, and stock selection within the sector, were both detractors for the reporting period. Overweights to JPMorgan Chase & Co. and to Wells Fargo & Company were the primary detractors. In addition to Hewlett Packard, other technology names that detracted were Symantec Corporation and Computer Sciences Corporation. The fund added value with stock selection in the Energy Sector. Specifically, an underweight to Exxon Mobil Corporation and an overweight to National Oilwell Varco helped the fund’s relative performance. Likewise, stock selection in Health Care was positive for the fund: Humana, Inc. and Millipore Corporation both excelled during the reporting period.

In aggregate, the fund had a higher weight than the index to small capitalization stocks in the $0–$5 billion range. This position proved to be positive for the fund’s relative performance, as small-cap stocks easily outpaced the index’s return. The fund also overweighted the mid-cap range of $5–$10 billion. These stocks easily outperformed the market average. However, stock selection overshadowed the positive overweight effect in the mid-cap range, in part because of the fund’s holdings in utility stocks NRG Energy, Inc. and AES Corporation.

As of 10/31/10:

 Statistics

Number of Holdings	150
Weighted Average Market Cap ($ x 1,000,000)	$59,956
Price/Earnings Ratio (P/E)	14.6
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	49%

 Sector Weightings % of Investments

Information Technology	18.3%
Financials	17.0%
Energy	12.7%
Health Care	12.1%
Consumer Discretionary	10.7%
Industrials	10.2%
Consumer Staples	9.5%
Materials	5.1%
Telecommunication Services	2.1%
Utilities	1.9%
Other	0.4%
Total	100.0%

 Top Equity Holdings % Net Assets1

International Business Machines Corp.	3.7%
JPMorgan Chase & Co.	3.1%
Wells Fargo & Co.	3.0%
Apple, Inc.	2.7%
Occidental Petroleum Corp.	2.0%
Starbucks Corp.	2.0%
Anadarko Petroleum Corp.	1.9%
Hewlett-Packard Co.	1.7%
Wal-Mart Stores, Inc.	1.7%
The Goldman Sachs Group, Inc.	1.6%
Total	23.4%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Active Equity Funds

 Schwab Core Equity Fundtm

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Core Equity Fundtm (7/1/96)	11.77%	1.32%	0.30%
S&P 500®Index	16.52%	1.73%	-0.02%
Fund Category: Morningstar Large-Cap Blend	15.53%	1.57%	0.69%

Fund Expense Ratios3: Net 0.75%; Gross 0.76%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 9

Schwab Dividend Equity Fund™

The Schwab Dividend Equity Fund (the fund) seeks current income and capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets in dividend paying common and preferred stocks. The fund uses Schwab Equity Ratings (SER) to aid its stock selection. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 12.42% for the period, while its comparative index, the S&P 500 Index (the index), returned 16.52%. As of October 31, 2010, the fund’s dividend yield was 2.60% and the index’s dividend yield was 1.96%.

All sectors within the index posted positive returns, but the best absolute performing sectors were Consumer Discretionary and Industrials. However, the top contributor for the index was Information Technology; this sector had the largest weight along with a strong absolute return.

From a valuation perspective, stocks with higher price-to-book ratios outperformed, whereas across price-to-earnings ratios, returns were fairly even. As is typical in the fund’s search for yield, management favored value-oriented stocks over the growth counterparts found in the index. Given the outperformance of growth stocks, the fund’s tilt toward value stocks detracted.

Stocks with smaller market capitalizations outperformed the larger market capitalization stocks. Initially, the fund’s underweight to mega-cap stocks—those with market capitalizations above $100 billion—proved to be positive from an allocation standpoint, but, by the end of the reporting period, poor stock selection in the mega-cap space erased the positive effect of the underweight. For example, the fund’s zero weight to Apple Computer, Inc. (Apple), which returned 60% for the reporting period, was the biggest detractor from relative performance, as the index allocated more than a 2% weight to the stock. (Read more about Apple below.)

Stock selection was the main detractor from the fund’s performance relative to the index. In particular, stock selection in Financials, Industrials, Consumer Discretionary, and Information Technology detracted. Struggling stocks in Financials included JPMorgan Chase & Co. and BlackRock, Inc. R.R. Donnelley & Sons Company was the largest detracting stock in the Industrials Sector, and not owning Ford Motor Company also detracted, as its return exceeded 100% for the reporting period.

As part of the fund’s objective to seek current income, it invests in dividend-paying stocks. During the period, however, stocks in the index that do not pay dividends were the strongest-performing group. The fund had fewer holdings in non-dividend paying stocks than the index, and given the outperformance of that group of stocks, the fund’s position detracted from relative performance. For example, much of the fund’s underperformance in Information Technology was attributed to not owning Apple, Inc., a non-dividend paying stock making up more than 2% of the index. However, avoiding non-dividend paying stocks can sometimes be positive. For example, the fund’s avoidance of Cisco Systems, Inc. proved to be beneficial, as the stock posted a negative return for the reporting period. On a similar note, the fund’s underweight to Exxon Mobil Corporation was the top positive contributor and the fund’s overweight positions to utility firms DTE Energy Company, NiSource, Inc., and CenterPoint Energy, Inc. also helped performance.

As of 10/31/10:

 Statistics

Number of Holdings	121
Weighted Average Market Cap ($ x 1,000,000)	$54,504
Price/Earnings Ratio (P/E)	14.1
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	37%

 Sector Weightings % of Investments

Information Technology	16.7%
Financials	15.0%
Health Care	11.9%
Energy	10.8%
Consumer Staples	10.5%
Industrials	9.8%
Consumer Discretionary	9.4%
Utilities	6.3%
Materials	5.0%
Telecommunication Services	3.5%
Other	1.1%
Total	100.0%

 Top Equity Holdings % Net Assets1

International Business Machines Corp.	3.2%
JPMorgan Chase & Co.	2.6%
McDonald’s Corp.	2.1%
AT&T, Inc.	2.0%
Bristol-Myers Squibb Co.	1.9%
Occidental Petroleum Corp.	1.8%
ConocoPhillips	1.8%
H.J. Heinz Co.	1.8%
Eaton Corp.	1.8%
Intel Corp.	1.7%
Total	20.7%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Active Equity Funds

 Schwab Dividend Equity Fundtm

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

September 2, 2003 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Average Annual Total Returns1,2,5

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Dividend Equity Fundtm (9/2/03)	12.42%	1.72%	5.71%
S&P 500® Index	16.52%	1.73%	4.32%
Fund Category: Morningstar Large-Cap Value	13.99%	0.86%	4.36%

Fund Expense Ratios3: Net 0.89%; Gross 0.90%

 Style Assessment4

 Yields1

30-Day SEC Yield	1.61%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[5]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Active Equity Funds 11

Schwab Large-Cap Growth Fund™

The Schwab Large-Cap Growth Fund (the fund) seeks long-term capital growth. To pursue its investment objective, the fund invests primarily in U.S. common stocks. Under normal circumstances, the fund invests at least 80% of its net assets in large-cap stocks of U.S. companies. The fund uses Schwab Equity Ratings (SER) to aid its stock selection. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 15.83% during the 12-month period, while its comparative index, the Russell 1000 Growth Index (the index) returned 19.65%. All sectors within the index posted positive returns, but the best absolute performance drivers were the Information Technology, Consumer Discretionary and Industrials sectors. The fund’s slight overweight to two other sectors, Energy and Health Care, detracted from relative performance.

More than any sector overweight or underweight, stock selection proved to be the main cause of the fund’s underperformance relative to the index. Holdings in Consumer Discretionary, Financials, and Information Technology detracted the most. Detractors included Consumer Discretionary stocks Gap, Inc. and Target Corporation. The negative returns of large-cap financial holdings such as Goldman Sachs Group, Inc. and BlackRock, Inc. also detracted. In Information Technology, the main detractors were Western Digital Corporation, Hewlett Packard Company, and Computer Sciences Corporation.

On a positive note, holdings in the Health Care and Energy sectors, such as Express Scripts, Inc. and Millipore Corporation excelled for the fund. Finally, the fund’s material underweight to Exxon Mobil Corporation and overweight to Peabody Energy Corporation were both positive, in terms of relative performance.

As of 10/31/10:

 Statistics

Number of Holdings	106
Weighted Average Market Cap ($ x 1,000,000)	$57,155
Price/Earnings Ratio (P/E)	15.2
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate	57%

 Sector Weightings % of Investments

Information Technology	28.9%
Industrials	14.3%
Consumer Discretionary	13.0%
Health Care	11.6%
Consumer Staples	9.2%
Energy	9.0%
Materials	5.6%
Financials	5.4%
Utilities	0.5%
Other	2.5%
Total	100.0%

 Top Equity Holdings % Net Assets1

International Business Machines Corp.	4.8%
Apple, Inc.	4.4%
3M Co.	2.5%
Wal-Mart Stores, Inc.	2.3%
United Parcel Service, Inc., Class B	2.3%
Intuit, Inc.	2.2%
Allergan, Inc.	2.0%
Target Corp.	2.0%
Starbucks Corp.	1.9%
Peabody Energy Corp.	1.9%
Total	26.3%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Active Equity Funds

 Schwab Large-Cap Growth Fundtm

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 3, 2005 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Average Annual Total Returns1,2,5

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Large-Cap Growth Fundtm (10/3/05)	15.83%	1.89%	1.31%
Russell 1000 Growth Index	19.65%	3.21%	2.96%
Fund Category: Morningstar Large-Cap Growth	18.17%	2.37%	2.07%

Fund Expense Ratios3: Net 0.99%; Gross 1.03%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[5]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Active Equity Funds 13

Schwab Small-Cap Equity Fund™

The Schwab Small-Cap Equity Fund (the fund) seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in small-cap equity securities. The fund uses Schwab Equity Ratings (SER) to aid its stock selection. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 25.31% during the 12-month period, while its comparative index, the Russell 2000 Index (the index) returned 26.58%.

The small-cap stock market was especially strong during the reporting period. A dramatic rebound of stocks that began in March 2009 prevailed throughout the first half of the 12-months under review. Many of the leading small-cap stocks were those some investors would consider lower in overall quality. For example, stocks within the index that had negative price-to-earnings ratios outperformed their positive counterparts by more than 5% on average. Also, stocks within the index with prices below $5 per share and those with higher volatility tended to outperform significantly during the first half of the 12-month period. The story changed somewhat during the summer and fall of 2010, when the broad stock market deteriorated, but then recovered some of its losses again in September and October. Within this context, investors found opportunities in sectors such as Information Technology, Consumer Discretionary, and Financials. For the index, the best performing industry was Automobile and Components, which returned 66%.

The fund’s underweighting to Information Technology and Materials—which were among the best-performing sectors—detracted from relative performance. On the other hand, the fund’s stock selection within most sectors contributed positively. For example, the fund’s non-index position in TRW Automotive, which returned 192%, was the top performer for the fund. The one weak area for the fund, in terms of stock selection, was found within the Energy Sector.

As of 10/31/10:

 Statistics

Number of Holdings	279
Weighted Average Market Cap ($ x 1,000,000)	$1,091
Price/Earnings Ratio (P/E)	18.2
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	64%

 Sector Weightings % of Investments

Financials	18.7%
Information Technology	16.9%
Industrials	15.9%
Consumer Discretionary	15.0%
Health Care	12.2%
Energy	6.0%
Utilities	4.3%
Materials	3.3%
Telecommunication Services	2.4%
Consumer Staples	2.2%
Other	3.1%
Total	100.0%

 Top Equity Holdings % Net Assets1

VeriFone Systems, Inc.	1.1%
Southwest Gas Corp.	1.0%
International Coal Group, Inc.	0.9%
Valassis Communications, Inc.	0.9%
Nicor, Inc.	0.9%
Par Pharmaceutical Cos., Inc.	0.9%
Vonage Holdings Corp.	0.9%
Rock-Tenn Co., Class A	0.8%
Alaska Air Group, Inc.	0.8%
TRW Automotive Holdings Corp.	0.8%
Total	9.0%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Small company stocks are subject to greater volatility than the broad market.

[1]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Active Equity Funds

 Schwab Small-Cap Equity Fundtm

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 1, 2003 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Average Annual Total Returns1,2,5

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Small-Cap Equity Fundtm (7/1/03)	25.31%	-0.50%	7.84%
Russell 2000® Index*	26.58%	3.07%	7.69%
S&P Small-Cap 600 Index**	26.27%	3.12%	8.56%
Fund Category: Morningstar Small-Cap Blend	25.22%	2.78%	7.77%

Fund Expense Ratios3: Net 1.12%; Gross 1.15%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Effective July 1, 2009, the fund uses the Russell 2000 Index as its comparative index. The fund selected this index because the fund’s investment adviser believes that it is a more accurate index for comparing fund performance.
**	This index was used as the fund’s comparative index until June 30, 2009.
[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[5]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Active Equity Funds 15

Schwab Hedged Equity Fund™

The Schwab Hedged Equity Fund (the fund) seeks long-term capital appreciation over market cycles with lower volatility than the broad equity market. To pursue its investment objective, the fund will establish long and short positions in equity securities issued by U.S. companies. The fund typically purchases or sells short stocks of companies that have market capitalizations of $1 billion or more at the time the stock is purchased or sold short. The fund uses Schwab Equity Ratings (SER) to aid its stock selection. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 9.96% for the 12-month period, while its comparative index, the S&P 500 Index (the index) returned 16.52%. All sectors within the index had positive returns for the period under review, but Industrials and Consumer Discretionary were the best performers. Information Technology, which comprised the largest weight in the index (18%), was the top contributor for the index.

The fund achieved its objective of long-term capital appreciation with lower volatility during the period, but its total return was reduced by the fund’s short positions. The fund’s short positions were critical to lowering the fund’s volatility, but came at a cost to fund performance. The short ratio ranged from 20% to 36% during the period; the decision to limit short positioning at these levels was positive because the market rallied in several industries and a higher exposure to short positions would have produced an even lower overall return than that sustained by the fund. In terms of market capitalization, small- to mid-cap stocks outperformed large-cap stocks, and shorting the small-to mid-cap group further extended losses for the fund. As for individual holdings, the fund’s short positions in Boeing Co., Fastenal Co., and Netflix Inc. also detracted.

The fund’s long positions outperformed the index by about 2%. Stock selection in Financials and Information Technology contributed to the fund’s performance, while holdings in Industrials and Consumer Discretionary detracted. Several long positions, such as 3COM, Sybase Inc., Millipore Corp., and Hewitt Associates, helped relative performance, but the fund’s underweighting of Apple Inc. detracted, as the stock rose nearly 60% for the period under review.

In terms of allocation to different sectors, contributions to the fund’s relative performance came from Energy and Health Care, while underweighting Consumer Discretionary and Industrials detracted.

As of 10/31/10:

 Statistics

Number of Holdings
Long Holdings	126
Short Positions	72
Weighted Average Market Cap ($ x 1,000,000)
Long Holdings	$37,405
Short Positions	$12,391
Price/Earnings Ratio (P/E)
Long Holdings	14.8
Short Positions	172.8
Price/Book Ratio (P/B)
Long Holdings	1.7
Short Positions	2.3
Portfolio Turnover Rate	115%
Portfolio Turnover Rate excluding short sales	82%

 Top Equity Long Holdings
 % of Net Assets1

International Business Machines Corp.	2.6%
JPMorgan Chase & Co.	2.0%
Wells Fargo & Co.	1.9%
Intel Corp.	1.8%
National Oilwell Varco, Inc.	1.8%
Total	10.1%

 Top Equity Short Holdings
 % of Net Assets1

Southern Copper Corp.	0.7%
AMR Corp.	0.7%
Harley-Davidson, Inc.	0.7%
Assured Guaranty Ltd.	0.7%
Invesco Ltd.	0.7%
Total	3.5%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Active Equity Funds

 Schwab Hedged Equity Fundtm

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

September 3, 2002 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Average Annual Total Returns1,2,4

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Hedged Equity Fundtm (9/3/02)	9.96%	1.20%	6.00%
S&P 500® Index	16.52%	1.73%	5.25%
Fund Category: Morningstar Long-Short	5.15%	1.41%	4.92%

Fund Expense Ratios3: Net 1.79%; Gross 1.82%

The Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes dividend expense on securities sold short. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Active Equity Funds 17

Schwab Financial Services Fund™

The Schwab Financial Services Fund (the fund) seeks long-term capital growth. To pursue its goal, the fund primarily invests in equity securities issued by companies in the financial services sector. The fund uses Schwab Equity Ratings (SER) to aid its stock selection. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 11.79% during the 12-month period, while its comparative index, the S&P 1500 SuperComposite Financials Sector Index (the index), returned 7.34%. Volatility in Financials was markedly high during this reporting period. For example, the index gained 25% during February and March of 2010, only to give up all the gains during April and May.

Within the Financials Sector, the REITs (Real Estate Investment Trusts) and Real Estate Management & Development Industry represented approximately 12% of the index and dominated performance by returning 43%. In a distant second place, the Insurance Industry returned 14%. Diversified Financials, the largest industry group in the sector with an average weighing of 45%, was the only industry group to have a negative return for the index. Mega-cap stocks also reported weak performance within Financials, while small-cap stocks in the sector had healthy gains. The fund’s overweight to small- and mid-cap stocks helped relative performance, as both outperformed the larger-capitalization stocks.

Solid stock selection within different industries helped the fund outperform the index, while industry allocation contributed modestly. The positive stock selection effect was most evident in Commercial Banks and Insurance. Detractors in terms of stock selection were found within the Capital Markets Industry. The decision to overweight Consumer Finance and underweight Diversified Financial Services helped the fund’s relative performance.

The fund’s holdings in Huntington Bancshares added the most to absolute performance, while Bank of America detracted the most in terms of absolute fund performance. However, the fund’s underweight of Bank of America relative to the index was the top contributor in terms of relative performance. Within Consumer Finance, owning top performers Discover Financial Services and AmeriCredit Corp also contributed positively.

As of 10/31/10:

 Statistics

Number of Holdings	63
Weighted Average Market Cap ($ x 1,000,000)	$43,997
Price/Earnings Ratio (P/E)	21.9
Price/Book Ratio (P/B)	1.1
Portfolio Turnover	54%

 Industry Weightings % of Investments

Diversified Financials	38.8%
Insurance	26.5%
Banks	19.2%
Real Estate	14.5%
Short-Term Investments	1.0%
Total	100.0%

 Top Equity Holdings % Net Assets1

JPMorgan Chase & Co.	7.2%
The Goldman Sachs Group, Inc.	6.8%
Wells Fargo & Co.	4.9%
Citigroup, Inc.	4.6%
American Express Co.	4.1%
Bank of America Corp.	3.4%
PNC Financial Services Group, Inc.	3.1%
Fifth Third Bancorp	3.0%
Discover Financial Services	3.0%
Aflac, Inc.	2.9%
Total	43.0%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector and Industry Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

18 Schwab Active Equity Funds

 Schwab Financial Services Fundtm

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Financial Services Fundtm (7/3/00)	11.79%	-5.45%	0.69%
S&P 1500 SuperComposite Financials Sector Index	7.34%	-10.34%	-3.34%
Fund Category: Morningstar Financial Services	8.01%	-5.70%	0.63%

Fund Expense Ratios3: Net 0.94%; Gross 0.96%

Since the Financial Services Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Active Equity Funds 19

Schwab Health Care Fund™

The Schwab Health Care Fund (the fund) seeks long-term capital growth. To pursue its goal, the fund primarily invests in equity securities issued by companies in the health care sector. The fund uses Schwab Equity Ratings (SER) to aid its U.S. stock selection, and uses Schwab’s proprietary international stock research to aid its international stock selection. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 16.49% for the period, while its comparative index, the Dow Jones Global Health Care Index (the index), returned 12.15%.

When looking at the different Health Care industries within the index, the best performing stocks were found in Managed Health Care and Health Care Facilities, while the poor performers lodged in Health Care Distributors and Health Care Equipment. For example, blood-specialist Baxter International and implant maker Beckman Coulter were both detractors in the Health Care Equipment area. As for best and worst performers in the area of market capitalization, the small-cap Health Care stocks—especially those with market capitalization up to $5 billion—outperformed their mid- and large-cap counterparts. The fund had approximately 25% of its assets allocated to these small-cap Health Care stocks, and this was a primary contributor to the fund’s outperformance.

Other factors contributing to the fund’s relative performance came from positioning and stock selection in different industries and regions. This was particularly true with the relative underweight to Pharmaceuticals and the overweight to Biotechnology, where both positions contributed. However, even as Pharmaceutical stocks underperformed the index average, the fund’s Pharmaceutical stock holdings outperformed those in the index. One example was Valeant Pharmaceuticals International Inc., which merged with Biovail Corp., and sent Valeant up by more than 100%, making it the fund’s top contributing stock for the reporting period. Additional examples of positive stock selection in the Biotechnology and Pharmaceutical space came from overweights to Biogen Idec Inc., Millipore Corp., and Alexion Pharmaceuticals, Inc. Likewise, an underweight to Roche Holdings, Inc. and GlaxoSmithKline, plc. also contributed. However, the fund’s underweight to pain-specialist Endo Pharmaceuticals proved to be negative as the stock posted market-beating returns.

From a regional perspective, the fund’s overweight and stock selection in the United States helped as index stocks in the United States outperformed those in other regions. However, stock selection in the Asia & Pacific Basin slightly detracted from returns and a position in the Australia-based imaging and scanning firm, Primary Healthcare Ltd., hurt returns.

As of 10/31/10:

 Statistics

Number of Holdings	97
Weighted Average Market Cap ($ x 1,000,000)	$43,872
Price/Earnings Ratio (P/E)	15.0
Price/Book Ratio (P/B)	2.4
Portfolio Turnover	37%

 Industry Weightings % of Investments

Pharmaceuticals, Biotechnology& Life Sciences	66.4%
Healthcare - Services	29.1%
Materials	0.5%
Capital Goods	0.4%
Other	3.6%
Total	100.0%

 Top Equity Holdings % Net Assets1

Johnson & Johnson	4.6%
Pfizer, Inc.	3.6%
Novartis AG - Reg’d	3.4%
Bristol-Myers Squibb Co.	3.3%
Merck & Co., Inc.	3.1%
Amgen, Inc.	2.8%
Sanofi-Aventis	2.7%
Roche Holding AG	2.6%
Allergan, Inc.	2.6%
Thermo Fisher Scientific, Inc.	2.5%
Total	31.2%

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector and Industry Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

20 Schwab Active Equity Funds

 Schwab Health Care Fundtm

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Health Care Fundtm (7/3/00)	16.49%	2.69%	4.77%
Dow Jones Global Health Care Index*	12.15%	3.52%	1.96%
S&P 1500 SuperComposite Health Care Sector Index**	14.53%	2.71%	0.94%
Fund Category: Morningstar Health Care	16.46%	3.15%	1.76%

Fund Expense Ratios3: Net 0.82%; Gross 0.84%

Since the Health Care Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	Effective July 1, 2009, the fund uses the Dow Jones Global Health Care Index as its comparative index. The fund selected this index because the fund’s investment adviser believes that it is a more accurate index for comparing fund performance.
**	This index was used as the fund’s comparative index until June 30, 2009.
[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Active Equity Funds 21

Schwab® International Core Equity Fund

The Schwab International Core Equity Fund (the fund) seeks long-term capital growth. To pursue its investment objective, the fund invests primarily in the stocks of publicly traded companies located in developed countries excluding the United States. The fund uses Schwab’s proprietary international stock research to aid its stock selection. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 10.09% for the 12-month period, while its comparative index, the MSCI EAFE (Gross) Index (the index), returned 8.82%. A part of the fund’s outperformance was attributed to timing differences in foreign exchange calculations.* Fair valuation of the fund’s holdings on the last trading day of the current period also had a positive impact on the fund’s return relative to the index (see financial note 2 for more information).

The best performing sectors for the index were Materials and Consumer Discretionary. The largest sector, Financials, with more than 25% weight in the index, was the weakest contributor to performance, and was the only one that had negative returns. Among the countries represented in the index, Singapore was the best performer, returning 31%, while Greece had the worst performance, returning -52%. The largest country allocation within the index was to Japan, and it returned 5%. For the fund, overall country allocation decisions added to performance while stock selection detracted. Although emerging market exposure represented less than 5% of the portfolio, its performance represented more than half of the fund’s outperformance. Slight allocations to China and South Korea, countries not represented in the index, helped the fund’s relative performance as both countries delivered robust returns. For countries represented in the index, the fund’s underexposure to Greece was the best allocation decision. In terms of regions, stock selection in Europe boosted fund performance, while stock selection in Japan detracted.

On a sector level, stock selection was positive in several areas, including Energy, Health Care, Industrials, Information Technology, and Materials. Stock selection detracted from performance in Consumer Discretionary, Consumer Staples, and Financials. One of the fund’s holdings in Industrials that was not held in the index, Valeo S.A., was a solid contributor to relative performance as was the fund’s avoidance of Toyota Motor Corp., an index stock. Sigma Pharmaceuticals, a small-cap company in Australia, was a notable detractor in Health Care. Likewise, the fund’s overweight to Japan’s Takefuji Corp. also detracted.

In terms of market capitalization, the small- and mid-cap stocks outperformed the mega-cap stocks. Holdings in companies with market capitalizations of $5 billion or less hurt the fund’s relative performance, despite the positive effect of allocation in this market-cap category. In contrast, solid stock selection more than compensated for the negative effect of allocation in companies with market capitalization between $5 billion and $25 billion.

As of 10/31/10:

 Statistics

Number of Holdings	189
Weighted Average Market Cap ($ x 1,000,000)	$31,721
Price/Earnings Ratio (P/E)	17.3
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate[1]	91%

 Sector Weightings % of Investments

Financials	22.7%
Industrials	12.6%
Materials	11.5%
Health Care	11.3%
Consumer Discretionary	10.4%
Energy	7.6%
Consumer Staples	7.0%
Telecommunication Services	4.2%
Utilities	3.8%
Information Technology	3.6%
Other	5.3%
Total	100.0%

 Top Equity Holdings % Net Assets2

iShares MSCI EAFE Index Fund	2.2%
BHP Billiton Ltd.	1.9%
Vodafone Group plc	1.7%
Novartis AG - Reg’d	1.7%
Nestle S.A. - Reg’d	1.6%
Royal Dutch Shell plc, B Share	1.4%
Banco Santander S.A.	1.3%
AstraZeneca plc	1.2%
Sanofi-Aventis	1.2%
Valeo S.A.	1.2%
Total	15.4%

Manager views and portfolio holdings may have changed since the report date.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

*	Typically, the securities in the index are valued using foreign exchange rates obtained at the close of the London foreign currency exchange (11:00 AM EST), using exchange rates in place at that time. Securities in the fund, however, are valued using foreign exchange rates obtained at the close of the New York foreign currency exchange (4:00 PM EST). This difference in closing times can result in different foreign currency exchange rates between the two exchanges, and thus different foreign currency exchange rates used in the valuation of the index’s and fund’s securities.
[1]	Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund (see financial note 11).
[2]	This list is not a recommendation of any security by the investment adviser.

22 Schwab Active Equity Funds

 Schwab® International Core Equity Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

May 30, 2008 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Total Returns1,2,5

Fund and Inception Date	1 Year	Since Inception

Fund: Schwab® International Core Equity Fund (5/30/08)	10.09%	-8.25%
MSCI EAFE Index®(Gross)*	8.82%	-7.89%
Fund Category: Morningstar Foreign Large-Cap Blend	12.54%	-8.52%

Fund Expense Ratios3: Net 0.86%; Gross 1.46%

 Style Assessment4

 Country Weightings % of Equity Investments

Japan	20.4%
United Kingdom	18.5%
France	8.3%
Australia	8.0%
Germany	5.9%
Hong Kong	5.0%
Switzerland	4.6%
Spain	4.3%
Denmark	3.2%
Netherlands	2.7%
Canada	2.5%
Other Countries	16.6%
Total	100.0%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (Gross) (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[5]	On October 7, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares. On December 3, 2009, the Laudus Rosenberg International Equity Fund merged into the fund.

Schwab Active Equity Funds 23

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2010 and held through October 31, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/10	at 10/31/10	5/1/10–10/31/10

Schwab Premier Equity Fund®
Actual Return	1.02%	$1,000	$993.80	$5.13
Hypothetical 5% Return	1.02%	$1,000	$1,020.06	$5.19

Schwab Core Equity Fundtm
Actual Return	0.72%	$1,000	$981.30	$3.60
Hypothetical 5% Return	0.72%	$1,000	$1,021.58	$3.67

Schwab Dividend Equity Fundtm
Actual Return	0.89%	$1,000	$986.30	$4.46
Hypothetical 5% Return	0.89%	$1,000	$1,020.72	$4.53

Schwab Large-Cap Growth Fundtm
Actual Return	0.99%	$1,000	$1,015.50	$5.03
Hypothetical 5% Return	0.99%	$1,000	$1,020.21	$5.04

Schwab Small-Cap Equity Fundtm
Actual Return	1.12%	$1,000	$987.30	$5.61
Hypothetical 5% Return	1.12%	$1,000	$1,019.56	$5.70

Schwab Hedged Equity Fundtm
Actual Return	2.16%	$1,000	$984.70	$10.81
Hypothetical 5% Return	2.16%	$1,000	$1,014.32	$10.97

Schwab Financial Services Fundtm
Actual Return	0.94%	$1,000	$930.30	$4.57
Hypothetical 5% Return	0.94%	$1,000	$1,020.47	$4.79

Schwab Health Care Fundtm
Actual Return	0.82%	$1,000	$1,047.40	$4.23
Hypothetical 5% Return	0.82%	$1,000	$1,021.07	$4.18

Schwab® International Core Equity Fund
Actual Return	0.86%	$1,000	$1,071.40	$4.49
Hypothetical 5% Return	0.86%	$1,000	$1,020.87	$4.38

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights, which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.

24 Schwab Active Equity Funds

Schwab Premier Equity Fund®

Financial Statements

Financial Highlights

	11/1/09–	11/1/08[1]–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	8.46	8.05	14.01	12.51	10.71

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.04	0.06	0.04	0.02
Net realized and unrealized gains (losses)	1.22	0.43	(5.11)	1.48	1.83

Total from investment operations	1.26	0.47	(5.05)	1.52	1.85
Less distributions:
Distributions from net investment income	(0.05)	(0.06)	(0.05)	(0.02)	(0.05)
Distributions from net realized gains	—	—	(0.86)	—	—

Total distributions	(0.05)	(0.06)	(0.91)	(0.02)	(0.05)

Net asset value at end of period	9.67	8.46	8.05	14.01	12.51

Total return (%)	14.96	6.01	(38.32)	12.20	17.28

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.02	1.04 [2]	1.02	1.01	1.02
Gross operating expenses	1.04	1.04	1.02	1.01	1.03
Net investment income (loss)	0.34	0.54	0.50	0.32	0.17
Portfolio turnover rate	80	98	92	72	73
Net assets, end of period ($ x 1,000,000)	292	365	441	983	857

1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 25

 Schwab Premier Equity Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

96.1%		Common Stock	243,386,116	280,543,275
3.7%		Other Investment Company	10,763,611	10,763,611
0.3%		Short-Term Investment	779,469	779,468

100.1%		Total Investments	254,929,196	292,086,354
(0	.1)%	Other Assets and Liabilities, Net		(218,070)

100.0%		Total Net Assets		291,868,284

	Number	Value
Security	of Shares	($)

Common Stock 96.1% of net assets

Automobiles & Components 1.1%
Ford Motor Co. *	125,000	1,766,250
The Goodyear Tire & Rubber Co. *	150,000	1,533,000

		3,299,250

Banks 2.1%
PNC Financial Services Group, Inc.	50,000	2,695,000
Wells Fargo & Co.	125,000	3,260,000

		5,955,000

Capital Goods 5.6%
Briggs & Stratton Corp.	125,000	2,200,000
Cubic Corp.	40,000	1,742,800
Eaton Corp.	40,000	3,553,200
General Electric Co.	215,000	3,444,300
The Timken Co.	90,000	3,727,800
Watts Water Technologies, Inc., Class A	50,000	1,758,500

		16,426,600

Commercial & Professional Supplies 1.8%
Avery Dennison Corp.	50,000	1,817,500
R.R. Donnelley & Sons Co.	190,000	3,505,500

		5,323,000

Consumer Durables & Apparel 1.5%
Jarden Corp.	55,000	1,763,300
Whirlpool Corp.	35,000	2,654,050

		4,417,350

Consumer Services 2.3%
Cracker Barrel Old Country Store, Inc.	35,000	1,886,150
Hyatt Hotels Corp., Class A *	40,000	1,612,000
Starbucks Corp.	115,000	3,275,200

		6,773,350

Diversified Financials 7.0%
Discover Financial Services	200,000	3,530,000
First Cash Financial Services, Inc. *	75,000	2,180,250
JPMorgan Chase & Co.	90,000	3,386,700
Legg Mason, Inc.	75,000	2,327,250
State Street Corp.	75,000	3,132,000
The Goldman Sachs Group, Inc.	23,000	3,701,850
UBS AG - Reg’d *	125,000	2,127,500

		20,385,550

Energy 11.8%
Chevron Corp.	35,000	2,891,350
ConocoPhillips	62,500	3,712,500
El Paso Corp.	275,000	3,646,500
Hess Corp.	55,000	3,466,650
Murphy Oil Corp.	55,000	3,583,800
National Oilwell Varco, Inc.	70,000	3,763,200
Oil States International, Inc. *	30,000	1,533,600
SEACOR Holdings, Inc. *	25,000	2,368,750
Sunoco, Inc.	60,000	2,248,200
The Williams Cos., Inc.	175,000	3,766,000
World Fuel Services Corp.	125,000	3,528,750

		34,509,300

Food & Staples Retailing 4.5%
Costco Wholesale Corp.	32,500	2,040,025
Ruddick Corp.	60,000	2,094,000
The Andersons, Inc.	65,000	2,559,050
The Kroger Co.	132,000	2,904,000
Whole Foods Market, Inc. *	90,000	3,577,500

		13,174,575

Food, Beverage & Tobacco 3.9%
Archer-Daniels-Midland Co.	110,000	3,665,200
Corn Products International, Inc.	80,000	3,404,000
Smithfield Foods, Inc. *	100,000	1,675,000
Tyson Foods, Inc., Class A	175,000	2,721,250

		11,465,450

Health Care Equipment & Services 6.5%
Cardinal Health, Inc.	85,000	2,948,650
DaVita, Inc. *	25,000	1,793,750
Hologic, Inc. *	100,000	1,602,000
Hospira, Inc. *	50,000	2,974,000
Humana, Inc. *	40,000	2,331,600
Integra LifeSciences Holdings *	50,000	2,151,000
McKesson Corp.	45,000	2,969,100
Sirona Dental Systems, Inc. *	60,000	2,259,000

		19,029,100

26 See financial notes

 Schwab Premier Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.8%
Energizer Holdings, Inc. *	32,500	2,430,350

Insurance 4.8%
Aflac, Inc.	50,000	2,794,500
American Financial Group, Inc.	100,000	3,058,000
Fidelity National Financial, Inc., Class A	150,000	2,008,500
Prudential Financial, Inc.	65,000	3,417,700
Unum Group	125,000	2,802,500

		14,081,200

Materials 5.8%
Celanese Corp., Series A	75,000	2,673,750
Cytec Industries, Inc.	30,000	1,485,600
International Paper Co.	125,000	3,160,000
MeadWestvaco Corp.	135,000	3,473,550
PolyOne Corp. *	160,000	2,067,200
PPG Industries, Inc.	30,000	2,301,000
Solutia, Inc. *	90,000	1,629,900

		16,791,000

Media 1.7%
The New York Times Co., Class A *	300,000	2,301,000
Time Warner, Inc.	80,000	2,600,800

		4,901,800

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
Allergan, Inc.	35,000	2,534,350
Bio-Rad Laboratories, Inc., Class A *	30,000	2,718,600
Cephalon, Inc. *	45,000	2,989,800
Par Pharmaceutical Cos., Inc. *	90,000	2,925,900
Watson Pharmaceuticals, Inc. *	75,000	3,498,750

		14,667,400

Real Estate 0.8%
Jones Lang LaSalle, Inc.	27,500	2,146,650

Retailing 3.3%
Limited Brands, Inc.	100,000	2,939,000
Macy’s, Inc.	135,000	3,191,400
The Home Depot, Inc.	110,000	3,396,800

		9,527,200

Semiconductors & Semiconductor Equipment 2.1%
Diodes, Inc. *	85,000	1,868,300
Fairchild Semiconductor International, Inc. *	175,000	1,972,250
ON Semiconductor Corp. *	275,000	2,109,250

		5,949,800

Software & Services 7.2%
Acxiom Corp. *	100,000	1,755,000
Computer Sciences Corp.	75,000	3,678,750
EarthLink, Inc.	350,000	3,146,500
International Business Machines Corp.	26,500	3,805,400
Lawson Software, Inc. *	300,000	2,670,000
TeleTech Holdings, Inc. *	135,000	2,049,300
VeriFone Systems, Inc. *	115,000	3,890,450

		20,995,400

Technology Hardware & Equipment 7.9%
AVX Corp.	150,000	2,151,000
Coherent, Inc. *	50,000	2,098,000
CommScope, Inc. *	100,000	3,166,000
EMC Corp. *	170,000	3,571,700
Hewlett-Packard Co.	77,500	3,259,650
Ingram Micro, Inc., Class A *	190,000	3,355,400
NetApp, Inc. *	50,000	2,662,500
Tech Data Corp. *	65,000	2,794,350

		23,058,600

Telecommunication Services 2.8%
AT&T, Inc.	100,000	2,850,000
Telephone & Data Systems, Inc.	95,000	3,308,850
Verizon Communications, Inc.	65,000	2,110,550

		8,269,400

Transportation 1.7%
Alaska Air Group, Inc. *	65,000	3,432,000
Dollar Thrifty Automotive Group, Inc. *	35,000	1,624,000

		5,056,000

Utilities 4.1%
Ameren Corp.	85,000	2,463,300
Integrys Energy Group, Inc.	35,000	1,861,650
Nicor, Inc.	50,000	2,381,500
NiSource, Inc.	150,000	2,596,500
Southwest Gas Corp.	75,000	2,607,000

		11,909,950

Total Common Stock
(Cost $243,386,116)		280,543,275

Other Investment Company 3.7% of net assets

Money Fund 3.7%
State Street Institutional Liquid Reserves Fund - Institutional Class	10,763,611	10,763,611

Total Other Investment Company
(Cost $10,763,611)		10,763,611

See financial notes 27

 Schwab Premier Equity Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investment 0.3% of net assets

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
0.14%, 12/16/10 (a)	779,600	779,468

Total Short-Term Investment
(Cost $779,469)		779,468

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $255,409,020 and the unrealized appreciation and depreciation were $44,302,233 and ($7,624,899), respectively, with a net unrealized appreciation of $36,677,334.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

Reg’d —	Registered

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 12/17/10	165	9,732,525	703,354

28 See financial notes

 Schwab Premier Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value (cost $254,929,196)		$292,086,354
Receivables:
Dividends		162,912
Due from broker for futures		3,300
Fund shares sold		2,940
Interest		2,271
Prepaid expenses	+	8,599

Total assets		292,266,376

Liabilities

Payables:
Investment adviser and administrator fees		17,217
Shareholder service fees		6,039
Fund shares redeemed		326,786
Accrued expenses	+	48,050

Total liabilities		398,092

Net Assets

Total assets		292,266,376
Total liabilities	−	398,092

Net assets		$291,868,284

Net Assets by Source
Capital received from investors		444,427,749
Net investment income not yet distributed		630,576
Net realized capital losses		(191,050,553)
Net unrealized capital gains		37,860,512

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$291,868,284		30,174,590		$9.67

See financial notes 29

 Schwab Premier Equity Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends		$4,373,791
Interest		12,638
Securities on loan	+	17,594

Total investment income		4,404,023

Expenses

Investment adviser and administrator fees		2,353,251
Shareholder service fees		789,022
Portfolio accounting fees		42,904
Professional fees		34,160
Shareholder reports		32,562
Transfer agent fees		25,379
Registration fees		24,741
Custodian fees		12,119
Trustees’ fees		7,778
Interest expense		234
Other expenses	+	20,959

Total expenses		3,343,109
Expense reduction by adviser and Schwab	−	42,636
Custody credits	−	22

Net expenses	−	3,300,451

Net investment income		1,103,572

Realized and Unrealized Gains (Losses)

Net realized gains on investments		33,667,603
Net realized gains on futures contracts	+	351,532

Net realized gains		34,019,135
Net unrealized gains on investments		11,290,279
Net unrealized gains on futures contracts	+	765,960

Net unrealized gains	+	12,056,239

Net realized and unrealized gains		46,075,374

Increase in net assets resulting from operations		$47,178,946

30 See financial notes

 Schwab Premier Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$1,103,572	$2,940,070
Net realized gains (losses)		34,019,135	(169,665,558)
Net unrealized gains	+	12,056,239	191,228,758

Increase in net assets from operations		47,178,946	24,503,270

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	1,201,492
Select Shares	+	2,109,100	3,171,455

Total distributions from net investment income		$2,109,100	$4,372,947

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	537,800	$3,885,575
Select Shares	+	653,658	5,945,565	28,808,115	240,889,216

Total shares sold		653,658	$5,945,565	29,345,915	$244,774,791

Shares Reinvested
Investor Shares		—	$—	154,499	$1,098,486
Select Shares	+	200,408	1,815,696	256,112	1,818,394

Total shares reinvested		200,408	$1,815,696	410,611	$2,916,880

Shares Redeemed
Investor Shares		—	$—	(33,190,137)	($274,028,187)
Select Shares	+	(13,864,989)	(126,118,689)	(40,598,073)	(330,274,329)

Total shares redeemed		(13,864,989)	($126,118,689)	(73,788,210)	($604,302,516)

Net transactions in fund shares		(13,010,923)	($118,357,428)	(44,031,684)	($356,610,845)

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,185,513	$365,155,866	87,217,197	$701,636,388
Total decrease	+	(13,010,923)	(73,287,582)	(44,031,684)	(336,480,522)

End of period		30,174,590	$291,868,284	43,185,513	$365,155,866

Net investment income not yet distributed			$630,576		$1,643,312

[1]	Effective September 28, 2009, all outstanding Investor Shares (20,838,761 shares valued at $183,647,836) combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 31

Schwab Core Equity Fund™

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	14.26	13.43	20.49	18.40	15.81

Income (loss) from investment operations:
Net investment income (loss)	0.17	0.17	0.23	0.16	0.10
Net realized and unrealized gains (losses)	1.50	0.88	(7.06)	2.35	2.58

Total from investment operations	1.67	1.05	(6.83)	2.51	2.68
Less distributions:
Distributions from net investment income	(0.15)	(0.22)	(0.18)	(0.10)	(0.09)
Distributions from net realized gains	—	—	(0.05)	(0.32)	—

Total distributions	(0.15)	(0.22)	(0.23)	(0.42)	(0.09)

Net asset value at end of period	15.78	14.26	13.43	20.49	18.40

Total return (%)	11.77	8.11	(33.71)	13.88	17.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.73	0.75	0.75	0.75	0.75
Gross operating expenses	0.74	0.78	0.78	0.78	0.81
Net investment income (loss)	1.05	1.39	1.28	0.91	0.63
Portfolio turnover rate	49	41 [1]	35	18	42
Net assets, end of period ($ x 1,000,000)	1,792	1,770	1,449	2,133	1,125

1 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund (See financial note 11).

32 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	1,609,157,225	1,785,760,473
0.3%	Other Investment Company	6,145,316	6,145,316
0.1%	Short-Term Investment	1,133,809	1,133,809

100.0%	Total Investments	1,616,436,350	1,793,039,598
0.0%	Other Assets and Liabilities, Net		(616,342)

100.0%	Total Net Assets		1,792,423,256

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 0.4%
Johnson Controls, Inc.	50,000	1,756,000
TRW Automotive Holdings Corp. *	100,000	4,569,000

		6,325,000

Banks 4.2%
Fifth Third Bancorp	30,327	380,907
Huntington Bancshares, Inc.	500,000	2,835,000
PNC Financial Services Group, Inc.	350,000	18,865,000
Wells Fargo & Co.	2,070,000	53,985,600

		76,066,507

Capital Goods 6.3%
Caterpillar, Inc.	175,000	13,755,000
Deere & Co.	130,000	9,984,000
Dover Corp.	10,750	570,825
Eaton Corp.	200,000	17,766,000
General Electric Co.	1,600,000	25,632,000
ITT Corp.	130,000	6,134,700
Northrop Grumman Corp.	155,450	9,825,994
Oshkosh Corp. *	120,000	3,541,200
Parker Hannifin Corp.	70,000	5,358,500
The Timken Co.	70,000	2,899,400
United Technologies Corp.	200,000	14,954,000
URS Corp. *	52,500	2,043,825

		112,465,444

Commercial & Professional Supplies 2.2%
Avery Dennison Corp.	551,000	20,028,850
R.R. Donnelley & Sons Co.	1,015,000	18,726,750

		38,755,600

Consumer Durables & Apparel 0.5%
Jarden Corp.	135,000	4,328,100
Whirlpool Corp.	65,000	4,928,950

		9,257,050

Consumer Services 4.2%
Hyatt Hotels Corp., Class A *	65,000	2,619,500
McDonald’s Corp.	275,000	21,386,750
Starbucks Corp.	1,234,600	35,161,408
Wynn Resorts Ltd.	150,000	16,075,500

		75,243,158

Diversified Financials 8.8%
American Express Co.	650,000	26,949,000
Bank of America Corp.	885,000	10,124,400
Capital One Financial Corp.	42,500	1,583,975
Discover Financial Services	802,050	14,156,183
JPMorgan Chase & Co.	1,463,540	55,073,010
Lazard Ltd., Class A	155,000	5,719,500
Legg Mason, Inc.	350,000	10,860,500
State Street Corp.	85,000	3,549,600
The Goldman Sachs Group, Inc.	184,479	29,691,895

		157,708,063

Energy 12.7%
Anadarko Petroleum Corp.	539,600	33,223,172
Cameron International Corp. *	10,400	455,000
Chevron Corp.	125,000	10,326,250
ConocoPhillips	445,900	26,486,460
El Paso Corp.	1,140,000	15,116,400
Hess Corp.	50,000	3,151,500
Murphy Oil Corp.	386,365	25,175,543
Nabors Industries Ltd. *	200,000	4,180,000
National Oilwell Varco, Inc.	427,950	23,006,592
Occidental Petroleum Corp.	464,490	36,522,849
Peabody Energy Corp.	355,000	18,779,500
The Williams Cos., Inc.	1,010,000	21,735,200
Valero Energy Corp.	550,000	9,872,500

		228,030,966

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	150,000	9,415,500
The Kroger Co.	400,000	8,800,000
Wal-Mart Stores, Inc.	545,000	29,522,650
Whole Foods Market, Inc. *	150,000	5,962,500

		53,700,650

Food, Beverage & Tobacco 5.9%
Archer-Daniels-Midland Co.	595,000	19,825,400
ConAgra Foods, Inc.	500,000	11,245,000
Corn Products International, Inc.	45,000	1,914,750
Dr Pepper Snapple Group, Inc.	124,600	4,554,130
H.J. Heinz Co.	118,350	5,812,169
Kraft Foods, Inc., Class A	250,000	8,067,500

See financial notes 33

 Schwab Core Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Sara Lee Corp.	1,000,000	14,330,000
The Hershey Co.	222,000	10,986,780
The JM Smucker Co.	60,000	3,856,800
Tyson Foods, Inc., Class A	1,650,000	25,657,500

		106,250,029

Health Care Equipment & Services 2.7%
AmerisourceBergen Corp.	150,000	4,923,000
Cardinal Health, Inc.	190,000	6,591,100
CIGNA Corp.	101,760	3,580,934
Community Health Systems, Inc. *	11,880	357,350
Hologic, Inc. *	125,000	2,002,500
Hospira, Inc. *	75,000	4,461,000
Humana, Inc. *	287,240	16,743,220
McKesson Corp.	57,150	3,770,757
Teleflex, Inc.	4,265	237,774
UnitedHealth Group, Inc.	175,000	6,308,750

		48,976,385

Household & Personal Products 0.6%
Energizer Holdings, Inc. *	135,000	10,095,300

Insurance 2.8%
Aflac, Inc.	65,000	3,632,850
American Financial Group, Inc.	79,290	2,424,688
Berkshire Hathaway, Inc., Class B *	100,000	7,956,000
Loews Corp.	9,700	382,956
PartnerRe Ltd.	25,000	1,983,000
Prudential Financial, Inc.	241,090	12,676,512
The Progressive Corp.	150,000	3,174,000
The Travelers Cos., Inc.	317,540	17,528,208

		49,758,214

Materials 5.1%
Ashland, Inc.	458,000	23,646,540
Ball Corp.	100,000	6,436,000
Celanese Corp., Series A	220,000	7,843,000
Crown Holdings, Inc. *	85,000	2,736,150
International Paper Co.	900,000	22,752,000
PPG Industries, Inc.	267,200	20,494,240
Sonoco Products Co.	200,000	6,700,000

		90,607,930

Media 1.7%
Omnicom Group, Inc.	175,000	7,693,000
Time Warner, Inc.	692,266	22,505,568

		30,198,568

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
Allergan, Inc.	100,000	7,241,000
Amgen, Inc. *	250,000	14,297,500
Bristol-Myers Squibb Co.	675,000	18,157,500
Cephalon, Inc. *	245,000	16,277,800
Eli Lilly & Co.	122,505	4,312,176
Johnson & Johnson	200,000	12,734,000
Life Technologies Corp. *	271,637	13,630,745
Merck & Co., Inc.	317,080	11,503,662
Mylan, Inc. *	100,000	2,032,000
Pfizer, Inc.	1,000,000	17,400,000
Thermo Fisher Scientific, Inc. *	245,400	12,618,468
Waters Corp. *	250,000	18,532,500
Watson Pharmaceuticals, Inc. *	405,000	18,893,250

		167,630,601

Real Estate 1.2%
CB Richard Ellis Group, Inc., Class A *	220,000	4,037,000
Jones Lang LaSalle, Inc.	145,000	11,318,700
Vornado Realty Trust	75,000	6,554,250

		21,909,950

Retailing 4.0%
Advance Auto Parts, Inc.	200,000	12,996,000
Best Buy Co., Inc.	21,715	933,311
Macy’s, Inc.	350,000	8,274,000
Target Corp.	175,000	9,089,500
The Gap, Inc.	834,000	15,854,340
The Home Depot, Inc.	200,000	6,176,000
The TJX Cos., Inc.	385,000	17,667,650

		70,990,801

Semiconductors & Semiconductor Equipment 1.9%
Intel Corp.	754,685	15,146,528
Lam Research Corp. *	135,000	6,181,650
Marvell Technology Group Ltd. *	425,000	8,206,750
Micron Technology, Inc. *	200,000	1,654,000
ON Semiconductor Corp. *	391,011	2,999,054

		34,187,982

Software & Services 10.0%
BMC Software, Inc. *	400,640	18,213,094
CA, Inc.	650,000	15,086,500
Computer Sciences Corp.	400,000	19,620,000
International Business Machines Corp.	465,000	66,774,000
Intuit, Inc. *	150,000	7,200,000
Microsoft Corp.	670,000	17,848,800
Oracle Corp.	689,800	20,280,120
Symantec Corp. *	900,000	14,562,000

		179,584,514

Technology Hardware & Equipment 6.3%
Agilent Technologies, Inc. *	190,000	6,612,000
Apple, Inc. *	159,835	48,089,557
EMC Corp. *	400,000	8,404,000
Harris Corp.	50,000	2,259,500
Hewlett-Packard Co.	750,000	31,545,000
Western Digital Corp. *	220,000	7,044,400
Xerox Corp.	844,533	9,881,036

		113,835,493

Telecommunication Services 2.1%
AT&T, Inc.	1,000,000	28,500,000
Telephone & Data Systems, Inc.	204,390	7,118,904

34 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Verizon Communications, Inc.	85,000	2,759,950

		38,378,854

Transportation 1.7%
FedEx Corp.	165,000	14,473,800
Ryder System, Inc.	100,000	4,375,000
Union Pacific Corp.	99,800	8,750,464
United Parcel Service, Inc., Class B	55,000	3,703,700

		31,302,964

Utilities 1.9%
CenterPoint Energy, Inc.	50,000	828,000
Constellation Energy Group, Inc.	230,000	6,955,200
DTE Energy Co.	75,000	3,507,000
NiSource, Inc.	275,000	4,760,250
NRG Energy, Inc. *	600,000	11,946,000
Pinnacle West Capital Corp.	100,000	4,116,000
The AES Corp. *	200,000	2,388,000

		34,500,450

Total Common Stock
(Cost $1,609,157,225)		1,785,760,473

Other Investment Company 0.3% of net assets

Money Fund 0.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	6,145,316	6,145,316

Total Other Investment Company
(Cost $6,145,316)		6,145,316

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.14%, 12/16/10 (a)	1,134,000	1,133,809

Total Short-Term Investment
(Cost $1,133,809)		1,133,809

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $1,620,299,927 and the unrealized appreciation and depreciation were $242,509,885 and ($69,770,214), respectively, with a net unrealized appreciation of $172,739,671.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 12/17/10	65	3,834,025	277,079

See financial notes 35

 Schwab Core Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value (cost $1,616,436,350)		$1,793,039,598
Receivables:
Dividends		1,494,412
Fund shares sold		544,648
Foreign tax reclaims		7,155
Interest		2,510
Due from broker for futures		2,297
Prepaid expenses	+	50,359

Total assets		1,795,140,979

Liabilities

Payables:
Investment adviser and administrator fees		66,746
Shareholder service fees		50,366
Fund shares redeemed		2,485,277
Accrued expenses	+	115,334

Total liabilities		2,717,723

Net Assets

Total assets		1,795,140,979
Total liabilities	−	2,717,723

Net assets		$1,792,423,256

Net Assets by Source
Capital received from investors		1,928,781,790
Net investment income not yet distributed		13,724,065
Net realized capital losses		(326,962,955)
Net unrealized capital gains		176,880,356

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,792,423,256		113,591,739		$15.78

36 See financial notes

 Schwab Core Equity Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (net of foreign withholding taxes of $102)		$32,459,093
Interest		41,816
Securities on loan	+	121,951

Total investment income		32,622,860

Expenses

Investment adviser and administrator fees		8,596,965
Shareholder service fees		4,364,915
Shareholder reports		151,192
Transfer agent fees		97,941
Portfolio accounting fees		76,355
Registration fees		40,816
Custodian fees		40,291
Professional fees		40,048
Trustees’ fees		18,227
Interest expense		11
Other expenses	+	82,654

Total expenses		13,509,415
Expense reduction by adviser and Schwab	−	97,941
Custody credits	−	62

Net expenses	−	13,411,412

Net investment income		19,211,448

Realized and Unrealized Gains (Losses)

Net realized gains on investments		21,205,603
Net realized gains on futures contracts		4,778,465
Net realized losses on foreign currency transactions	+	(20)

Net realized gains		25,984,048
Net unrealized gains on investments		154,206,067
Net unrealized gains on futures contracts		1,354,254
Net unrealized gains on foreign currency translations	+	9

Net unrealized gains	+	155,560,330

Net realized and unrealized gains		181,544,378

Increase in net assets resulting from operations		$200,755,826

See financial notes 37

 Schwab Core Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$19,211,448	$20,173,427
Net realized gains (losses)		25,984,048	(240,655,967)
Net unrealized gains	+	155,560,330	343,278,172

Increase in net assets from operations		200,755,826	122,795,632

Distributions to Shareholders

Distributions from net investment income		$18,916,913	$23,929,574

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,179,714	$229,787,494	42,696,626	$549,399,448
Issued in connection with merger		—	—	5,664,042	69,312,019
Shares reinvested		668,254	10,164,135	1,386,104	16,785,719
Shares redeemed	+	(26,352,231)	(399,147,122)	(33,561,227)	(413,746,879)

Net transactions in fund shares		(10,504,263)	($159,195,493)	16,185,545	$221,750,307

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		124,096,002	$1,769,779,836	107,910,457	$1,449,163,471
Total increase or decrease	+	(10,504,263)	22,643,420	16,185,545	320,616,365

End of period		113,591,739	$1,792,423,256	124,096,002	$1,769,779,836

Net investment income not yet distributed			$13,724,065		$14,170,403

[1]	Effective May 21, 2009, all the assets and liabilities of the Laudus U. S. Market Masters Fund were transferred to the Schwab Core Equity Fund (See financial note 11).

38 See financial notes

Schwab Dividend Equity Fund™

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	10.94	10.63	15.66	14.60	12.80

Income (loss) from investment operations:
Net investment income (loss)	0.21	0.25	0.32	0.28	0.26
Net realized and unrealized gains (losses)	1.14	0.31	(4.97)	1.37	1.98

Total from investment operations	1.35	0.56	(4.65)	1.65	2.24
Less distributions:
Distributions from net investment income	(0.21)	(0.25)	(0.33)	(0.28)	(0.28)
Distributions from net realized gains	—	—	(0.05)	(0.31)	(0.16)

Total distributions	(0.21)	(0.25)	(0.38)	(0.59)	(0.44)

Net asset value at end of period	12.08	10.94	10.63	15.66	14.60

Total return (%)	12.42	5.62	(30.23)	11.55	17.86

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.89	0.90 [2]	0.89	0.89	0.90
Gross operating expenses	0.89	0.91	0.89	0.89	0.90
Net investment income (loss)	1.74	2.40	2.33	1.83	1.92
Portfolio turnover rate	37	39	22	18	36
Net assets, end of period ($ x 1,000,000)	1,322	1,297	824	1,340	729

1 Effective October 7, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended October 31, 2009 is a blended rate.

See financial notes 39

 Schwab Dividend Equity Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Common Stock	1,188,919,702	1,304,550,815
1.2%	Short-Term Investments	15,292,404	15,292,404

99.9%	Total Investments	1,204,212,106	1,319,843,219
0.1%	Other Assets and Liabilities, Net		1,970,748

100.0%	Total Net Assets		1,321,813,967

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Automobiles & Components 0.3%
Johnson Controls, Inc.	125,000	4,390,000

Banks 3.1%
Commerce Bancshares, Inc.	95,000	3,499,800
Fifth Third Bancorp	225,000	2,826,000
M&T Bank Corp.	50,000	3,737,500
PNC Financial Services Group, Inc.	250,000	13,475,000
Wells Fargo & Co.	650,000	16,952,000

		40,490,300

Capital Goods 6.4%
3M Co.	120,000	10,106,400
Caterpillar, Inc.	100,000	7,860,000
Eaton Corp.	260,000	23,095,800
General Electric Co.	600,000	9,612,000
Northrop Grumman Corp.	215,400	13,615,434
The Timken Co.	125,000	5,177,500
United Technologies Corp.	200,000	14,954,000

		84,421,134

Commercial & Professional Supplies 2.2%
Avery Dennison Corp.	350,000	12,722,500
R.R. Donnelley & Sons Co.	900,000	16,605,000

		29,327,500

Consumer Durables & Apparel 0.8%
Leggett & Platt, Inc.	250,000	5,095,000
Whirlpool Corp.	75,000	5,687,250

		10,782,250

Consumer Services 3.0%
McDonald’s Corp.	355,000	27,608,350
Starbucks Corp.	405,500	11,548,640

		39,156,990

Diversified Financials 6.4%
American Express Co.	350,000	14,511,000
Bank of America Corp.	850,000	9,724,000
Capital One Financial Corp.	220,000	8,199,400
JPMorgan Chase & Co.	912,084	34,321,721
Legg Mason, Inc.	75,000	2,327,250
The Goldman Sachs Group, Inc.	95,000	15,290,250

		84,373,621

Energy 10.8%
Anadarko Petroleum Corp.	310,000	19,086,700
Apache Corp.	125,000	12,627,500
Chevron Corp.	100,000	8,261,000
ConocoPhillips	400,000	23,760,000
Marathon Oil Corp.	100,000	3,557,000
Murphy Oil Corp.	175,000	11,403,000
National Oilwell Varco, Inc.	50,000	2,688,000
Occidental Petroleum Corp.	309,000	24,296,670
Spectra Energy Corp.	575,000	13,667,750
The Williams Cos., Inc.	500,000	10,760,000
Valero Energy Corp.	675,000	12,116,250

		142,223,870

Food & Staples Retailing 3.1%
Costco Wholesale Corp.	300,000	18,831,000
The Kroger Co.	250,000	5,500,000
Wal-Mart Stores, Inc.	300,000	16,251,000

		40,582,000

Food, Beverage & Tobacco 6.6%
Archer-Daniels-Midland Co.	450,000	14,994,000
ConAgra Foods, Inc.	425,000	9,558,250
H.J. Heinz Co.	480,000	23,572,800
Kraft Foods, Inc., Class A	300,000	9,681,000
Sara Lee Corp.	425,000	6,090,250
The Hershey Co.	200,000	9,898,000
Tyson Foods, Inc., Class A	875,000	13,606,250

		87,400,550

Health Care Equipment & Services 3.9%
AmerisourceBergen Corp.	150,000	4,923,000
Becton, Dickinson & Co.	254,000	19,182,080
Cardinal Health, Inc.	275,000	9,539,750
McKesson Corp.	250,000	16,495,000
UnitedHealth Group, Inc.	50,000	1,802,500

		51,942,330

Household & Personal Products 0.8%
Herbalife Ltd.	60,000	3,831,600
Kimberly-Clark Corp.	75,000	4,750,500

40 See financial notes

 Schwab Dividend Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Nu Skin Enterprises, Inc., Class A	50,000	1,530,000

		10,112,100

Insurance 4.0%
HCC Insurance Holdings, Inc.	250,000	6,620,000
Marsh & McLennan Cos., Inc.	125,000	3,122,500
Prudential Financial, Inc.	180,000	9,464,400
The Chubb Corp.	251,000	14,563,020
The Travelers Cos., Inc.	358,000	19,761,600

		53,531,520

Materials 5.0%
Ashland, Inc.	25,000	1,290,750
Ball Corp.	75,000	4,827,000
Bemis Co., Inc.	150,000	4,764,000
Celanese Corp., Series A	125,000	4,456,250
Eastman Chemical Co.	75,000	5,892,750
International Paper Co.	500,000	12,640,000
MeadWestvaco Corp.	375,000	9,648,750
PPG Industries, Inc.	256,000	19,635,200
Sonoco Products Co.	100,000	3,350,000

		66,504,700

Media 1.2%
Gannett Co., Inc.	200,000	2,370,000
Omnicom Group, Inc.	50,000	2,198,000
Time Warner, Inc.	365,000	11,866,150

		16,434,150

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
Abbott Laboratories	375,000	19,245,000
Bristol-Myers Squibb Co.	935,000	25,151,500
Eli Lilly & Co.	560,000	19,712,000
Johnson & Johnson	230,000	14,644,100
Merck & Co., Inc.	460,000	16,688,800
Pfizer, Inc.	600,000	10,440,000

		105,881,400

Real Estate 1.5%
Jones Lang LaSalle, Inc.	50,000	3,903,000
Mack-Cali Realty Corp.	75,000	2,518,500
Public Storage	130,000	12,898,600

		19,320,100

Retailing 4.0%
Limited Brands, Inc.	200,000	5,878,000
Macy’s, Inc.	300,000	7,092,000
The Gap, Inc.	400,000	7,604,000
The Home Depot, Inc.	450,000	13,896,000
The TJX Cos., Inc.	400,000	18,356,000

		52,826,000

Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	100,000	3,367,000
Intel Corp.	1,125,000	22,578,750
Microchip Technology, Inc.	260,000	8,366,800

		34,312,550

Software & Services 8.6%
Automatic Data Processing, Inc.	260,000	11,549,200
CA, Inc.	650,000	15,086,500
Computer Sciences Corp.	225,000	11,036,250
Fidelity National Information Services, Inc.	50,000	1,355,000
International Business Machines Corp.	297,500	42,721,000
Microsoft Corp.	700,000	18,648,000
Oracle Corp.	450,000	13,230,000

		113,625,950

Technology Hardware & Equipment 5.4%
Amphenol Corp., Class A	75,000	3,759,750
Corning, Inc.	275,000	5,027,000
Harris Corp.	100,000	4,519,000
Hewlett-Packard Co.	450,000	18,927,000
Jabil Circuit, Inc.	200,000	3,068,000
Molex, Inc.	300,000	6,090,000
Tellabs, Inc.	625,000	4,262,500
Tyco Electronics Ltd.	400,000	12,672,000
Xerox Corp.	1,175,000	13,747,500

		72,072,750

Telecommunication Services 3.5%
AT&T, Inc.	910,407	25,946,600
Verizon Communications, Inc.	625,000	20,293,750

		46,240,350

Transportation 1.2%
Ryder System, Inc.	75,000	3,281,250
Union Pacific Corp.	25,000	2,192,000
United Parcel Service, Inc., Class B	150,000	10,101,000

		15,574,250

Utilities 6.3%
Ameren Corp.	245,000	7,100,100
CenterPoint Energy, Inc.	1,005,000	16,642,800
Constellation Energy Group, Inc.	50,000	1,512,000
DTE Energy Co.	475,000	22,211,000
Edison International	175,000	6,457,500
NiSource, Inc.	600,000	10,386,000
PG&E Corp.	75,000	3,586,500
Pinnacle West Capital Corp.	225,000	9,261,000
UGI Corp.	195,000	5,867,550

		83,024,450

Total Common Stock
(Cost $1,188,919,702)		1,304,550,815

See financial notes 41

 Schwab Dividend Equity Fund

Portfolio Holdings continued

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.2% of net assets

Time Deposit 1.1%
HSBC Bank USA
0.03%, 11/01/10	14,583,724	14,583,724

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.14%, 12/16/10 (a)	708,800	708,680

Total Short-Term Investments
(Cost $15,292,404)		15,292,404

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $1,204,212,106 and the unrealized appreciation and depreciation were $178,814,321 and ($63,183,208), respectively, with a net unrealized appreciation of $115,631,113.

(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 12/17/10	125	7,373,125	532,844

42 See financial notes

 Schwab Dividend Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value (cost $1,204,212,106)		$1,319,843,219
Cash		40
Receivables:
Dividends		1,894,725
Fund shares sold		1,106,636
Due from broker for futures		2,500
Interest		36
Prepaid expenses	+	39,846

Total assets		1,322,887,002

Liabilities

Payables:
Investment adviser and administrator fees		77,113
Shareholder service fees		28,023
Fund shares redeemed		875,948
Trustees’ fees		1
Accrued expenses	+	91,950

Total liabilities		1,073,035

Net Assets

Total assets		1,322,887,002
Total liabilities	−	1,073,035

Net assets		$1,321,813,967

Net Assets by Source
Capital received from investors		1,423,423,511
Net investment income not yet distributed		121,782
Net realized capital losses		(217,895,283)
Net unrealized capital gains		116,163,957

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,321,813,967		109,439,640		$12.08

See financial notes 43

 Schwab Dividend Equity Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends		$35,296,243
Interest	+	4,488

Total investment income		35,300,731

Expenses

Investment adviser and administrator fees		8,317,259
Shareholder service fees		3,272,020
Shareholder reports		112,312
Portfolio accounting fees		68,265
Registration fees		47,835
Transfer agent fees		43,718
Professional fees		37,833
Custodian fees		31,666
Trustees’ fees		14,649
Other expenses	+	60,609

Total expenses		12,006,166
Expense reduction by adviser and Schwab	−	43,718

Net expenses	−	11,962,448

Net investment income		23,338,283

Realized and Unrealized Gains (Losses)

Net realized gains on investments		28,432,973
Net realized gains on futures contracts	+	1,113,227

Net realized gains		29,546,200
Net unrealized gains on investments		100,295,761
Net unrealized gains on futures contracts	+	609,582

Net unrealized gains	+	100,905,343

Net realized and unrealized gains		130,451,543

Increase in net assets resulting from operations		$153,789,826

44 See financial notes

 Schwab Dividend Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$23,338,283	$28,349,477
Net realized gains (losses)		29,546,200	(204,417,167)
Net unrealized gains	+	100,905,343	246,496,253

Increase in net assets from operations		153,789,826	70,428,563

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	9,043,024
Select Shares	+	23,865,611	19,597,389

Total distributions from net investment income		$23,865,611	$28,640,413

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	9,578,286	$92,719,824
Select Shares	+	14,952,206	175,992,941	60,455,844	643,136,900

Total shares sold		14,952,206	$175,992,941	70,034,130	$735,856,724

Shares Reinvested
Investor Shares		—	$—	769,296	$7,529,354
Select Shares	+	1,093,635	12,717,783	938,135	9,089,883

Total shares reinvested		1,093,635	$12,717,783	1,707,431	$16,619,237

Shares Redeemed
Investor Shares		—	$—	(49,251,896)	($536,476,738)
Select Shares	+	(25,189,162)	(294,251,289)	(20,326,067)	(199,823,844)

Total shares redeemed		(25,189,162)	($294,251,289)	(69,577,963)	($736,300,582)

Net transactions in fund shares		(9,143,321)	($105,540,565)	2,163,598	$16,175,379

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		118,582,961	$1,297,430,317	116,419,363	$1,239,466,788
Total increase or decrease	+	(9,143,321)	24,383,650	2,163,598	57,963,529

End of period		109,439,640	$1,321,813,967	118,582,961	$1,297,430,317

Net investment income not yet distributed			$121,782		$1,180,226

[1]	Effective October 7, 2009, all outstanding Investor Shares (39,738,083 shares valued at $443,834,650) combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 45

Schwab Large-Cap Growth Fund™

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	9.10	8.22	12.77	11.09	9.73

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.05	0.06	0.04	0.02
Net realized and unrealized gains (losses)	1.39	0.87	(4.56)	1.67	1.35

Total from investment operations	1.44	0.92	(4.50)	1.71	1.37
Less distributions:
Distributions from net investment income	(0.06)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value at end of period	10.48	9.10	8.22	12.77	11.09

Total return (%)	15.83	11.36	(35.36)	15.47	14.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.00 [2]	0.99	0.99	0.99	0.99
Gross operating expenses	1.04	1.03	1.01	1.03	1.12
Net investment income (loss)	0.39	0.65	0.53	0.33	0.26
Portfolio turnover rate	57	63	49	30	53
Net assets, end of period ($ x 1,000,000)	219	360	332	492	107

1 Effective October 7, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 The ratio of net operating expenses would have been 0.99%, if certain non-routine expenses had not been incurred.

46 See financial notes

 Schwab Large-Cap Growth Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.5%	Common Stock	174,877,819	213,956,219
2.5%	Short-Term Investments	5,520,946	5,520,946

100.0%	Total Investments	180,398,765	219,477,165
0.0%	Other Assets and Liabilities, Net		(65,459)

100.0%	Total Net Assets		219,411,706

	Number	Value
Security	of Shares	($)

Common Stock 97.5% of net assets

Automobiles & Components 0.3%
Ford Motor Co. *	50,000	706,500

Banks 0.8%
Wells Fargo & Co.	70,000	1,825,600

Capital Goods 8.2%
3M Co.	65,100	5,482,722
Caterpillar, Inc.	30,000	2,358,000
Deere & Co.	30,000	2,304,000
Eaton Corp.	29,700	2,638,251
General Electric Co.	75,000	1,201,500
Honeywell International, Inc.	40,000	1,884,400
Oshkosh Corp. *	25,000	737,750
The Timken Co.	35,000	1,449,700

		18,056,323

Commercial & Professional Supplies 2.6%
Avery Dennison Corp.	88,800	3,227,880
R.R. Donnelley & Sons Co.	139,400	2,571,930

		5,799,810

Consumer Durables & Apparel 1.0%
NIKE, Inc., Class B	15,000	1,221,600
Tempur-Pedic International, Inc. *	15,000	517,500
Whirlpool Corp.	5,000	379,150

		2,118,250

Consumer Services 4.8%
Darden Restaurants, Inc.	20,000	914,200
Marriott International, Inc., Class A	35,400	1,311,570
McDonald’s Corp.	38,400	2,986,368
Starbucks Corp.	146,700	4,178,016
Wynn Resorts Ltd.	10,000	1,071,700

		10,461,854

Diversified Financials 2.2%
American Express Co.	25,000	1,036,500
JPMorgan Chase & Co.	51,800	1,949,234
State Street Corp.	15,000	626,400
The Goldman Sachs Group, Inc.	7,500	1,207,125

		4,819,259

Energy 9.0%
Anadarko Petroleum Corp.	39,200	2,413,544
Cameron International Corp. *	25,000	1,093,750
Chevron Corp.	20,500	1,693,505
ConocoPhillips	10,000	594,000
El Paso Corp.	225,000	2,983,500
FMC Technologies, Inc. *	15,000	1,081,500
Halliburton Co.	15,000	477,900
Marathon Oil Corp.	20,000	711,400
Murphy Oil Corp.	38,400	2,502,144
National Oilwell Varco, Inc.	18,400	989,184
Peabody Energy Corp.	78,000	4,126,200
Whiting Petroleum Corp. *	10,000	1,004,400

		19,671,027

Food & Staples Retailing 2.8%
Wal-Mart Stores, Inc.	95,000	5,146,150
Whole Foods Market, Inc. *	25,000	993,750

		6,139,900

Food, Beverage & Tobacco 5.4%
Archer-Daniels-Midland Co.	85,000	2,832,200
H.J. Heinz Co.	39,300	1,930,023
Sara Lee Corp.	190,000	2,722,700
The Hershey Co.	52,000	2,573,480
Tyson Foods, Inc., Class A	116,700	1,814,685

		11,873,088

Health Care Equipment & Services 4.7%
AmerisourceBergen Corp.	25,000	820,500
Cardinal Health, Inc.	31,900	1,106,611
Henry Schein, Inc. *	21,600	1,212,840
Hospira, Inc. *	36,300	2,159,124
Humana, Inc. *	34,000	1,981,860
McKesson Corp.	39,000	2,573,220
Medco Health Solutions, Inc. *	10,000	525,300

		10,379,455

Household & Personal Products 1.0%
Energizer Holdings, Inc. *	30,000	2,243,400

Insurance 1.2%
Aflac, Inc.	47,500	2,654,775

See financial notes 47

 Schwab Large-Cap Growth Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Materials 5.6%
Ball Corp.	35,000	2,252,600
Celanese Corp., Series A	101,200	3,607,780
International Paper Co.	88,300	2,232,224
MeadWestvaco Corp.	80,000	2,058,400
PPG Industries, Inc.	20,000	1,534,000
The Lubrizol Corp.	5,000	512,450

		12,197,454

Media 0.2%
Time Warner, Inc.	10,000	325,100

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
Allergan, Inc.	61,000	4,417,010
Cephalon, Inc. *	45,000	2,989,800
Johnson & Johnson	40,000	2,546,800
Mylan, Inc. *	55,000	1,117,600
Perrigo Co.	17,500	1,152,900
Thermo Fisher Scientific, Inc. *	14,000	719,880
Waters Corp. *	30,000	2,223,900

		15,167,890

Real Estate 1.1%
CB Richard Ellis Group, Inc., Class A *	50,000	917,500
Jones Lang LaSalle, Inc.	20,000	1,561,200

		2,478,700

Retailing 6.8%
Advance Auto Parts, Inc.	35,000	2,274,300
Best Buy Co., Inc.	18,000	773,640
Kohl’s Corp. *	13,000	665,600
Limited Brands, Inc.	75,500	2,218,945
PetSmart, Inc.	15,000	561,450
Target Corp.	84,900	4,409,706
The Gap, Inc.	157,300	2,990,273
The TJX Cos., Inc.	20,000	917,800

		14,811,714

Semiconductors & Semiconductor Equipment 3.5%
Intel Corp.	124,000	2,488,680
Lam Research Corp. *	27,000	1,236,330
Marvell Technology Group Ltd. *	179,700	3,470,007
ON Semiconductor Corp. *	75,000	575,250

		7,770,267

Software & Services 15.1%
Accenture plc, Class A	32,900	1,470,959
BMC Software, Inc. *	45,000	2,045,700
CA, Inc.	130,000	3,017,300
Computer Sciences Corp.	41,000	2,011,050
Google, Inc., Class A *	1,500	919,485
International Business Machines Corp.	72,600	10,425,360
Intuit, Inc. *	98,300	4,718,400
MasterCard, Inc., Class A	10,000	2,400,600
Microsoft Corp.	100,000	2,664,000
Oracle Corp.	77,300	2,272,620
Symantec Corp. *	70,000	1,132,600

		33,078,074

Technology Hardware & Equipment 10.3%
Agilent Technologies, Inc. *	15,000	522,000
Apple, Inc. *	31,900	9,597,753
Cisco Systems, Inc. *	50,000	1,141,500
EMC Corp. *	173,200	3,638,932
Hewlett-Packard Co.	80,000	3,364,800
NetApp, Inc. *	35,000	1,863,750
Tyco Electronics Ltd.	32,000	1,013,760
Western Digital Corp. *	46,000	1,472,920

		22,615,415

Transportation 3.5%
Union Pacific Corp.	30,800	2,700,544
United Parcel Service, Inc., Class B	73,000	4,915,820

		7,616,364

Utilities 0.5%
Constellation Energy Group, Inc.	30,000	907,200
The AES Corp. *	20,000	238,800

		1,146,000

Total Common Stock
(Cost $174,877,819)		213,956,219

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.5% of net assets

Time Deposit 2.3%
HSBC Bank USA
0.03%, 11/01/10	5,048,526	5,048,526

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.14%, 12/16/10 (a)	472,500	472,420

Total Short-Term Investments
(Cost $5,520,946)		5,520,946

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $180,956,872 and the unrealized appreciation and depreciation were $41,405,859 and ($2,885,566), respectively, with a net unrealized appreciation of $38,520,293.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

48 See financial notes

 Schwab Large-Cap Growth Fund

Portfolio Holdings continued

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 12/17/10	70	4,128,950	298,393

See financial notes 49

 Schwab Large-Cap Growth Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value (cost $180,398,765)		$219,477,165
Cash		6
Receivables:
Fund shares sold		97,592
Dividends		68,295
Due from broker for futures		1,733
Interest		13
Prepaid expenses	+	9,847

Total assets		219,654,651

Liabilities

Payables:
Investment adviser and administrator fees		11,767
Shareholder service fees		4,845
Fund shares redeemed		164,921
Accrued expenses	+	61,412

Total liabilities		242,945

Net Assets

Total assets		219,654,651
Total liabilities	−	242,945

Net assets		$219,411,706

Net Assets by Source
Capital received from investors		277,332,787
Net investment income not yet distributed		682,704
Net realized capital losses		(97,980,578)
Net unrealized capital gains		39,376,793

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$219,411,706		20,935,848		$10.48

50 See financial notes

 Schwab Large-Cap Growth Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends		$4,368,135
Interest		1,444
Securities on loan	+	535

Total investment income		4,370,114

Expenses

Investment adviser and administrator fees		2,275,929
Shareholder service fees		783,633
Shareholder reports		60,305
Portfolio accounting fees		43,231
Registration fees		34,469
Professional fees		33,141
Transfer agent fees		21,927
Custodian fees		12,223
Trustees’ fees		7,466
Interest expense		1,012
Other expenses	+	25,832

Total expenses		3,299,168
Expense reduction by adviser and Schwab	−	151,096

Net expenses	−	3,148,072

Net investment income		1,222,042

Realized and Unrealized Gains (Losses)

Net realized gains on investments		19,344,611
Net realized gains on futures contracts	+	196,865

Net realized gains		19,541,476
Net unrealized gains on investments		19,725,488
Net unrealized gains on futures contracts	+	298,393

Net unrealized gains	+	20,023,881

Net realized and unrealized gains		39,565,357

Increase in net assets resulting from operations		$40,787,399

See financial notes 51

 Schwab Large-Cap Growth Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$1,222,042	$2,516,783
Net realized gains (losses)		19,541,476	(58,603,537)
Net unrealized gains	+	20,023,881	108,651,501

Increase in net assets from operations		40,787,399	52,564,747

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	175,943
Select Shares	+	2,274,429	1,819,944

Total distributions from net investment income		$2,274,429	$1,995,887

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	1,081,127	$8,520,638
Select Shares	+	5,456,543	53,850,747	21,522,659	180,213,643

Total shares sold		5,456,543	$53,850,747	22,603,786	$188,734,281

Shares Reinvested
Investor Shares		—	$—	21,117	$158,587
Select Shares	+	67,864	671,851	35,284	264,981

Total shares reinvested		67,864	$671,851	56,401	$423,568

Shares Redeemed
Investor Shares		—	$—	(8,990,779)	($80,730,410)
Select Shares	+	(24,147,177)	(233,766,378)	(22,328,833)	(195,171,365)

Total shares redeemed		(24,147,177)	($233,766,378)	(31,319,612)	($275,901,775)

Net transactions in fund shares		(18,622,770)	($179,243,780)	(8,659,425)	($86,743,926)

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,558,618	$360,142,516	48,218,043	$396,317,582
Total decrease	+	(18,622,770)	(140,730,810)	(8,659,425)	(36,175,066)

End of period		20,935,848	$219,411,706	39,558,618	$360,142,516

Net investment income not yet distributed			$682,704		$1,758,744

[1]	Effective October 7, 2009, all outstanding Investor Shares (7,267,956 shares valued at $67,209,699) combined with Select Shares, resulting in a single class of shares of the fund.

52 See financial notes

Schwab Small-Cap Equity Fund™

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	11.14	10.55	18.22	17.80	15.78

Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.02)	(0.01)	(0.10)	(0.02)
Net realized and unrealized gains (losses)	2.86	0.61	(6.59)	0.60	2.49

Total from investment operations	2.82	0.59	(6.60)	0.50	2.47
Less distributions:
Distributions from net investment income	—	(0.00)[2]	—	—	(0.02)
Distributions from net realized gains	—	—	(1.07)	(0.08)	(0.43)

Total distributions	—	(0.00)[2]	(1.07)	(0.08)	(0.45)

Net asset value at end of period	13.96	11.14	10.55	18.22	17.80

Total return (%)	25.31	5.65	(38.16)	2.80	15.89

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.12	1.12	1.11	1.09	1.12
Gross operating expenses	1.14	1.17	1.12	1.09	1.14
Net investment income (loss)	(0.26)	(0.16)	(0.09)	(0.28)	(0.21)
Portfolio turnover rate	64	85	50	106	82
Net assets, end of period ($ x 1,000,000)	219	202	79	228	276

1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Amount is less than $0.01.

See financial notes 53

 Schwab Small-Cap Equity Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.0%		Common Stock	182,337,093	212,291,889
3.0%		Short-Term Investments	6,703,347	6,703,347

100.0%		Total Investments	189,040,440	218,995,236
0.8%		Collateral Invested for Securities on Loan	1,809,909	1,809,909
(0	.8)%	Other Assets and Liabilities, Net		(1,881,427)

100.0%		Total Net Assets		218,923,718

	Number	Value
Security	of Shares	($)

Common Stock 97.0% of net assets

Automobiles & Components 1.0%
Standard Motor Products, Inc.	42,100	447,523
TRW Automotive Holdings Corp. *	38,600	1,763,634

		2,211,157

Banks 3.9%
1st Source Corp.	19,600	346,332
BancFirst Corp.	26,800	1,101,480
Bank of the Ozarks, Inc.	9,500	361,095
Capital City Bank Group, Inc. (a)	4,200	50,190
Chemical Financial Corp.	17,400	352,872
Community Trust Bancorp, Inc.	12,500	341,375
First Citizens BancShares, Inc., Class A	7,600	1,419,528
First Interstate BancSystem, Inc.	14,300	185,328
First Merchants Corp.	11,600	96,512
Fulton Financial Corp.	63,700	594,958
Great Southern Bancorp, Inc.	2,200	49,478
Greene Bancshares, Inc. (a)*	6,000	23,160
Home Bancshares, Inc.	7,240	148,927
MainSource Financial Group, Inc.	19,800	163,746
Metro Bancorp, Inc. *	12,400	125,364
Renasant Corp.	12,500	204,375
Republic Bancorp, Inc., Class A	25,300	517,132
Sandy Spring Bancorp, Inc.	2,500	43,500
Southwest Bancorp, Inc.	38,800	384,120
StellarOne Corp.	11,800	150,804
Territorial Bancorp, Inc.	5,500	93,335
The Bancorp, Inc. *	35,600	266,644
Trustmark Corp.	51,400	1,135,426
UMB Financial Corp.	5,400	200,124
Union First Market Bankshares Corp.	4,400	56,584
WesBanco, Inc.	12,600	209,286

		8,621,675

Capital Goods 10.3%
A.O. Smith Corp.	11,000	616,330
Aircastle Ltd.	111,870	1,030,323
Alamo Group, Inc.	43,000	1,032,000
Altra Holdings, Inc. *	92,300	1,366,040
Applied Industrial Technologies, Inc.	37,800	1,149,498
Blount International, Inc. *	59,100	886,500
Briggs & Stratton Corp.	55,200	971,520
Cubic Corp.	26,700	1,163,319
EnerSys *	49,900	1,315,364
EnPro Industries, Inc. *	19,100	671,174
Franklin Electric Co., Inc.	25,100	906,361
General Cable Corp. *	36,600	1,022,604
Griffon Corp. *	46,900	552,951
Kadant, Inc. *	11,300	222,158
L.B. Foster Co., Class A *	1,400	46,228
Layne Christensen Co. *	20,900	583,946
Mueller Industries, Inc.	27,700	814,380
NACCO Industries, Inc., Class A	1,500	148,890
Polypore International, Inc. *	32,700	1,087,929
Powell Industries, Inc. *	27,700	854,822
The Greenbrier Cos., Inc. *	32,400	589,680
Tredegar Corp.	68,000	1,311,720
TriMas Corp. *	51,900	821,577
Trinity Industries, Inc.	46,700	1,061,491
Universal Forest Products, Inc.	31,000	934,340
Watts Water Technologies, Inc., Class A	37,900	1,332,943

		22,494,088

Commercial & Professional Supplies 4.1%
Acco Brands Corp. *	172,100	1,072,183
APAC Customer Services, Inc. *	40,100	243,407
Consolidated Graphics, Inc. *	33,000	1,536,150
Ennis, Inc.	31,300	564,652
G & K Services, Inc., Class A	44,400	1,097,568
HNI Corp.	36,700	905,022
Interface, Inc., Class A	12,000	172,680
M&F Worldwide Corp. *	20,000	537,600
Metalico, Inc. *	73,600	319,424
Multi-Color Corp.	4,800	76,560
SFN Group, Inc. *	189,500	1,436,410
UniFirst Corp.	23,300	1,072,499

		9,034,155

Consumer Durables & Apparel 3.8%
Arctic Cat, Inc. *	12,500	166,375
Blyth, Inc.	33,525	1,345,023
Jarden Corp.	40,100	1,285,606
La-Z-Boy, Inc. *	77,100	599,067
Libbey, Inc. *	51,000	677,790
Lifetime Brands, Inc. *	3,800	48,792
Oxford Industries, Inc.	19,800	455,994
Perry Ellis International, Inc. *	50,200	1,128,496
Quiksilver, Inc. *	376,681	1,570,759
RC2 Corp. *	36,700	774,370

54 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Steinway Musical Instruments, Inc. *	3,100	52,731
The Jones Group, Inc.	12,500	180,750
Unifi, Inc. *	15,100	71,423

		8,357,176

Consumer Services 5.4%
Biglari Holdings, Inc. *	3,200	1,066,848
Cracker Barrel Old Country Store, Inc.	25,900	1,395,751
Monarch Casino & Resort, Inc. *	7,500	86,625
Multimedia Games, Inc. *	16,300	63,896
P.F. Chang’s China Bistro, Inc.	25,800	1,184,736
Panera Bread Co., Class A *	16,500	1,476,915
Papa John’s International, Inc. *	44,800	1,157,184
Ruby Tuesday, Inc. *	113,000	1,367,300
Service Corp. International	135,000	1,117,800
Steiner Leisure Ltd. *	11,600	449,732
The Cheesecake Factory, Inc. *	48,100	1,400,672
Universal Technical Institute, Inc.	58,300	1,128,105

		11,895,564

Diversified Financials 6.3%
Advance America Cash Advance Centers, Inc.	105,400	525,946
BGC Partners, Inc., Class A	192,200	1,333,868
Calamos Asset Management, Inc., Class A	104,900	1,257,751
Cardtronics, Inc. *	87,600	1,484,820
Dollar Financial Corp. *	51,700	1,293,534
First Cash Financial Services, Inc. *	53,000	1,540,710
HFF, Inc., Class A *	19,300	189,719
MarketAxess Holdings, Inc.	36,300	659,571
MF Global Holdings Ltd. *	139,100	1,089,153
Nelnet, Inc., Class A	73,900	1,660,533
Penson Worldwide, Inc. *	700	3,605
PHH Corp. *	70,000	1,348,900
Rewards Network, Inc. *	18,366	251,614
World Acceptance Corp. *	23,800	1,026,970

		13,666,694

Energy 6.0%
Bill Barrett Corp. *	3,300	124,575
Callon Petroleum Co. *	117,800	580,754
Crosstex Energy, Inc. *	145,400	1,179,194
CVR Energy, Inc. *	87,100	829,192
Dawson Geophysical Co. *	15,100	375,084
DHT Holdings, Inc.	42,000	180,600
Exterran Holdings, Inc. *	35,400	891,018
Green Plains Renewable Energy, Inc. (a)*	57,300	637,176
Gulf Island Fabrication, Inc.	32,100	733,164
International Coal Group, Inc. *	359,900	2,022,638
Newpark Resources, Inc. *	120,700	709,716
OYO Geospace Corp. *	6,600	400,026
Parker Drilling Co. *	174,900	739,827
SEACOR Holdings, Inc. *	12,000	1,137,000
TETRA Technologies, Inc. *	109,800	1,071,648
World Fuel Services Corp.	54,800	1,547,004

		13,158,616

Food, Beverage & Tobacco 1.9%
Alliance One International, Inc. *	269,700	1,192,074
Coca-Cola Bottling Co.	14,100	751,812
Dole Food Co., Inc. (a)*	29,200	269,224
J & J Snack Foods Corp.	24,700	1,058,889
John B. Sanfilippo & Son, Inc. *	12,900	173,118
National Beverage Corp.	3,200	45,760
Sanderson Farms, Inc.	13,400	562,532
Seneca Foods Corp., Class A *	5,100	117,810

		4,171,219

Health Care Equipment & Services 4.0%
America Service Group, Inc.	14,100	215,730
American Medical Systems Holdings, Inc. *	60,600	1,224,120
AMERIGROUP Corp. *	4,400	183,612
Cantel Medical Corp.	36,900	683,388
Centene Corp. *	51,800	1,156,176
Chemed Corp.	7,000	412,580
Cross Country Healthcare, Inc. *	20,700	151,110
CryoLife, Inc. *	46,100	297,345
Emergency Medical Services Corp., Class A *	23,300	1,267,054
Hanger Orthopedic Group, Inc. *	25,400	475,488
Healthspring, Inc. *	19,500	569,205
Invacare Corp.	29,200	788,400
Magellan Health Services, Inc. *	23,600	1,132,800
National Healthcare Corp.	1,300	47,333
Providence Service Corp. *	11,700	192,231

		8,796,572

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	73,800	771,210

Insurance 1.7%
Allied World Assurance Co. Holdings Ltd.	20,300	1,161,363
American Equity Investment Life Holding Co.	77,400	839,790
American Financial Group, Inc.	39,100	1,195,678
FBL Financial Group, Inc., Class A	6,000	156,960
Meadowbrook Insurance Group, Inc.	20,400	176,052
Platinum Underwriters Holdings Ltd.	5,300	228,165

		3,758,008

Materials 3.3%
Ferro Corp. *	79,100	1,085,252
Innophos Holdings, Inc.	22,400	822,528
Minerals Technologies, Inc.	5,700	334,419
Neenah Paper, Inc.	51,300	787,455
Omnova Solutions, Inc. *	30,900	246,582
PolyOne Corp. *	135,300	1,748,076
Rock-Tenn Co., Class A	32,400	1,841,940
Rockwood Holdings, Inc. *	10,300	349,376

		7,215,628

See financial notes 55

 Schwab Small-Cap Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Media 2.6%
AH Belo Corp., Class A *	25,000	181,750
Cinemark Holdings, Inc.	39,700	696,735
Journal Communications, Inc., Class A *	64,100	295,501
Media General, Inc., Class A *	14,100	77,691
Mediacom Communications Corp., Class A *	78,100	538,890
Sinclair Broadcast Group, Inc., Class A *	70,400	562,496
The E.W. Scripps Co., Class A *	40,600	354,844
The New York Times Co., Class A *	126,100	967,187
Valassis Communications, Inc. *	60,800	2,006,400

		5,681,494

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
Albany Molecular Research, Inc. *	135,100	864,640
Bio-Rad Laboratories, Inc., Class A *	12,000	1,087,440
Bruker Corp. *	87,000	1,304,130
Caliper Life Sciences, Inc. *	78,000	351,000
Cambrex Corp. *	93,300	422,649
Cubist Pharmaceuticals, Inc. *	50,000	1,164,000
Dionex Corp. *	5,500	490,765
Enzon Pharmaceuticals, Inc. *	98,900	1,112,625
Hi-Tech Pharmacal Co., Inc. *	27,900	603,477
Impax Laboratories, Inc. *	21,300	401,292
Kendle International, Inc. *	84,500	769,795
Martek Biosciences Corp. *	54,200	1,189,690
Medicis Pharmaceutical Corp., Class A	58,900	1,752,275
Par Pharmaceutical Cos., Inc. *	58,100	1,888,831
PAREXEL International Corp. *	51,500	1,107,250
PerkinElmer, Inc.	19,900	466,655
Santarus, Inc. *	23,900	74,807
SuperGen, Inc. *	38,400	106,752
Synta Pharmaceuticals Corp. *	51,500	190,550
The Medicines Co. *	72,700	928,379
ViroPharma, Inc. *	84,500	1,382,420
Zalicus, Inc. *	161,100	209,430

		17,868,852

Real Estate 6.8%
Acadia Realty Trust	22,900	436,932
Ashford Hospitality Trust *	108,500	1,101,275
Colonial Properties Trust	67,900	1,217,447
Cousins Properties, Inc.	70,100	519,441
Equity Lifestyle Properties, Inc.	17,800	1,013,176
FelCor Lodging Trust, Inc. *	160,500	987,075
First Industrial Realty Trust, Inc. (a)*	120,400	882,532
Healthcare Realty Trust, Inc.	7,700	185,878
Home Properties, Inc.	21,500	1,170,675
LaSalle Hotel Properties	49,600	1,175,024
Potlatch Corp.	25,800	878,490
PS Business Parks, Inc.	17,600	1,042,976
Saul Centers, Inc.	17,500	746,900
Sovran Self Storage, Inc.	12,300	480,561
Sunstone Hotel Investors, Inc. *	88,700	962,395
Tanger Factory Outlet Centers, Inc.	24,500	1,174,040
U-Store-It Trust	108,400	933,324

		14,908,141

Retailing 2.1%
Dillard’s, Inc., Class A	22,300	568,873
Group 1 Automotive, Inc. *	9,300	327,918
Jo-Ann Stores, Inc. *	30,000	1,297,500
Retail Ventures, Inc. *	15,600	212,004
The Children’s Place Retail Stores, Inc. *	25,600	1,127,936
The Finish Line, Inc., Class A	75,200	1,150,560

		4,684,791

Semiconductors & Semiconductor Equipment 5.0%
Amkor Technology, Inc. *	175,900	1,268,239
ATMI, Inc. *	34,500	609,615
Conexant Systems, Inc. *	397,800	600,678
Diodes, Inc. *	60,100	1,320,998
Fairchild Semiconductor International, Inc. *	111,600	1,257,732
GSI Technology, Inc. *	13,200	91,740
IXYS Corp. *	16,000	163,840
Lattice Semiconductor Corp. *	335,800	1,631,988
MKS Instruments, Inc. *	31,400	648,410
Photronics, Inc. *	236,700	1,486,476
RF Micro Devices, Inc. *	238,600	1,739,394

		10,819,110

Software & Services 7.7%
ACI Worldwide, Inc. *	47,900	1,167,323
Acxiom Corp. *	75,200	1,319,760
CSG Systems International, Inc. *	52,900	1,028,376
Deltek, Inc. *	12,000	94,320
DST Systems, Inc.	8,600	372,122
EarthLink, Inc.	128,100	1,151,619
Euronet Worldwide, Inc. *	63,000	1,137,780
Internap Network Services Corp. *	162,900	814,500
Lawson Software, Inc. *	138,700	1,234,430
Lionbridge Technologies, Inc. *	23,300	116,500
Manhattan Associates, Inc. *	43,300	1,332,774
ModusLink Global Solutions, Inc. *	24,200	160,446
Monotype Imaging Holdings, Inc. *	12,800	121,984
Radiant Systems, Inc. *	47,600	928,676
Saba Software, Inc. *	3,700	22,052
TeleTech Holdings, Inc. *	76,900	1,167,342
TIBCO Software, Inc. *	19,700	378,634
Unisys Corp. *	41,240	950,582
United Online, Inc.	32,800	202,704
VeriFone Systems, Inc. *	69,800	2,361,334
Virtusa Corp. *	39,100	557,566
Web.com Group, Inc. *	30,400	188,480

		16,809,304

Technology Hardware & Equipment 4.3%
Arris Group, Inc. *	40,800	379,848
Benchmark Electronics, Inc. *	33,900	556,977
Black Box Corp.	12,000	398,400
Brightpoint, Inc. *	83,400	624,666
Checkpoint Systems, Inc. *	14,700	323,400

56 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Coherent, Inc. *	3,600	151,056
CTS Corp.	59,200	600,880
Digi International, Inc. *	15,200	146,832
Insight Enterprises, Inc. *	93,800	1,418,256
Mercury Computer Systems, Inc. *	22,300	353,232
Oplink Communications, Inc. *	64,100	1,120,468
OSI Systems, Inc. *	11,600	417,600
Plantronics, Inc.	38,200	1,370,616
Symmetricom, Inc. *	74,300	462,889
Vishay Intertechnology, Inc. *	92,500	1,045,250

		9,370,370

Telecommunication Services 2.4%
Global Crossing Ltd. *	84,000	1,142,400
IDT Corp., Class B *	62,800	921,904
USA Mobility, Inc.	74,600	1,255,518
Vonage Holdings Corp. *	734,500	1,872,975

		5,192,797

Transportation 1.5%
Alaska Air Group, Inc. *	33,600	1,774,080
AMERCO *	5,500	452,760
Atlas Air Worldwide Holdings, Inc. *	12,900	674,154
International Shipholding Corp.	16,600	464,302

		3,365,296

Utilities 4.3%
Chesapeake Utilities Corp.	8,900	326,541
El Paso Electric Co. *	62,200	1,530,120
Nicor, Inc.	41,000	1,952,830
Southwest Gas Corp.	60,500	2,102,980
The Laclede Group, Inc.	28,100	986,591
UGI Corp.	44,700	1,345,023
Unisource Energy Corp.	34,100	1,195,887

		9,439,972

Total Common Stock
(Cost $182,337,093)		212,291,889

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 3.0% of net assets

Time Deposits 2.8%
HSBC Bank USA
0.03%, 11/01/10	6,207,331	6,207,331

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.14%, 12/16/10 (b)	496,100	496,016

Total Short-Term Investments
(Cost $6,703,347)		6,703,347

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.8% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	1,809,909	1,809,909

Total Collateral Invested for Securities on Loan
(Cost $1,809,909)		1,809,909

End of Collateral Invested for Securities on Loan

At 10/31/10, the tax basis cost of the fund’s investments was $189,137,913 and the unrealized appreciation and depreciation were $39,443,144 and ($9,585,821), respectively, with a net unrealized appreciation of $29,857,323.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 12/17/10	75	5,266,500	524,081

See financial notes 57

 Schwab Small-Cap Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $1,767,899 (cost $189,040,440)		$218,995,236
Cash		6
Collateral invested for securities on loan		1,809,909
Receivables:
Investments sold		2,657,920
Dividends		65,595
Fund shares sold		56,114
Due from broker for futures		34,500
Income from securities on loan		1,119
Interest		15
Prepaid expenses	+	5,429

Total assets		223,625,843

Liabilities

Collateral held for securities on loan		1,809,909
Payables:
Investments bought		2,669,877
Investment adviser and administrator fees		14,308
Shareholder service fees		4,634
Fund shares redeemed		156,347
Accrued expenses	+	47,050

Total liabilities		4,702,125

Net Assets

Total assets		223,625,843
Total liabilities	−	4,702,125

Net assets		$218,923,718

Net Assets by Source
Capital received from investors		280,207,146
Net realized capital losses		(91,762,305)
Net unrealized capital gains		30,478,877

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$218,923,718		15,682,105		$13.96

58 See financial notes

 Schwab Small-Cap Equity Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends		$1,842,487
Interest		2,136
Securities on loan	+	25,651

Total investment income		1,870,274

Expenses

Investment adviser and administrator fees		1,746,892
Shareholder service fees		527,028
Portfolio accounting fees		42,833
Professional fees		33,012
Shareholder reports		29,040
Registration fees		22,262
Transfer agent fees		18,423
Custodian fees		13,225
Trustees’ fees		6,601
Other expenses	+	14,116

Total expenses		2,453,432
Expense reduction by adviser and Schwab	−	28,854

Net expenses	−	2,424,578

Net investment loss		(554,304)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		19,495,149
Net realized gains on futures contracts	+	467,260

Net realized gains		19,962,409
Net unrealized gains on investments		28,252,619
Net unrealized gains on futures contracts	+	931,026

Net unrealized gains	+	29,183,645

Net realized and unrealized gains		49,146,054

Increase in net assets resulting from operations		$48,591,750

See financial notes 59

 Schwab Small-Cap Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment loss		($554,304)	($280,891)
Net realized gains (losses)		19,962,409	(63,571,031)
Net unrealized gains	+	29,183,645	72,547,447

Increase in net assets from operations		48,591,750	8,695,525

Distributions to Shareholders[1]

Distributions from net investment income
Select Shares	+	—	35,897

Total distributions from net investment income		$—	$35,897

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	599,285	$5,606,439
Select Shares	+	1,457,019	18,515,745	12,682,353	149,287,224

Total shares sold		1,457,019	$18,515,745	13,281,638	$154,893,663

Shares Reinvested
Investor Shares		—	$—	—	$—
Select Shares	+	—	—	3,591	32,357

Total shares reinvested		—	$—	3,591	$32,357

Shares Redeemed
Investor Shares		—	$—	(13,557,844)	($156,099,674)
Select Shares	+	(3,898,642)	(50,114,637)	(2,043,591)	(19,986,185)

Total shares redeemed		(3,898,642)	($50,114,637)	(15,601,435)	($176,085,859)

Net transactions in fund shares		(2,441,623)	($31,598,892)	(2,316,206)	($21,159,839)

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,123,728	$201,930,860	20,439,934	$214,431,071
Total increase or decrease	+	(2,441,623)	16,992,858	(2,316,206)	(12,500,211)

End of period		15,682,105	$218,923,718	18,123,728	$201,930,860

[1]	Effective September 28, 2009, all outstanding Investor Shares (10,689,600 shares valued at $129,208,402) combined with Select Shares, resulting in a single class of shares of the fund.

60 See financial notes

Schwab Hedged Equity Fund™

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	13.45	12.55	16.39	15.98	14.46

Income (loss) from investment operations:
Net investment income (loss)	(0.08)	(0.05)	(0.05)	0.14	0.07
Net realized and unrealized gains (losses)	1.42	0.96	(3.63)	0.36	1.76

Total from investment operations	1.34	0.91	(3.68)	0.50	1.83
Less distributions:
Distributions from net investment income	—	(0.01)	(0.16)	(0.09)	(0.05)
Distributions from net realized gains	—	—	—	—	(0.26)

Total distributions	—	(0.01)	(0.16)	(0.09)	(0.31)

Net asset value at end of period	14.79	13.45	12.55	16.39	15.98

Total return (%)	9.96	7.28	(22.66)	3.11	12.82

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	1.97	2.07 [2]	2.17 [3]	2.03 [3]	1.90
Net operating expenses (excluding dividend expense on short sales)	1.38 [4]	1.62 [2,5]	1.77	1.77	1.77 [6]
Gross operating expenses	1.99	2.29	2.19	2.04	1.97
Net investment income (loss)	(0.54)	(0.41)	(0.17)	0.79	0.77
Portfolio turnover rate	115	169	138	72	100
Net assets, end of period ($ x 1,000,000)	329	306	343	948	931

1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
3 The ratio of net operating expense would have been 2.02% and 2.16% for the periods ended 10/31/07 and 10/31/08, respectively, if interest expense had not been incurred.
4 The ratio of net operating expenses would have been 1.31%, if stock loan fees on short sales had not been incurred.
5 The ratio of net operating expenses would have been 1.47%, if stock loan fees on short sales had not been incurred.
6 The ratio of net operating expenses would have been 1.76%, if interest expense had not been incurred.

See financial notes 61

 Schwab Hedged Equity Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.2%		Common Stock	286,871,392	323,274,187
1.9%		Other Investment Company	6,206,196	6,206,196
0.2%		Short-Term Investment	661,389	661,388

100.3%		Total Investments	293,738,977	330,141,771
(32	.7)%	Short Sales	(98,476,101)	(107,692,899)
32.4%		Other Assets and Liabilities, Net		106,636,373

100.0%		Total Net Assets		329,085,245

	Number	Value
Security	of Shares	($)

Common Stock 98.2% of net assets

Automobiles & Components 0.9%
Ford Motor Co. (a)*	212,400	3,001,212

Banks 3.6%
Fifth Third Bancorp	58,800	738,528
Huntington Bancshares, Inc. (a)	377,700	2,141,559
PNC Financial Services Group, Inc. (a)	55,200	2,975,280
Wells Fargo & Co. (a)	233,400	6,087,072

		11,942,439

Capital Goods 5.5%
A.O. Smith Corp.	31,700	1,776,151
Cubic Corp. (a)	42,500	1,851,725
Eaton Corp.	17,800	1,581,174
EnerSys (a)*	15,500	408,580
General Cable Corp. (a)*	109,400	3,056,636
General Electric Co.	95,800	1,534,716
KBR, Inc.	37,300	947,420
Oshkosh Corp. *	7,200	212,472
Regal-Beloit Corp.	10,400	600,184
The Timken Co.	43,500	1,801,770
Tyco International Ltd.	111,700	4,275,876

		18,046,704

Commercial & Professional Supplies 2.6%
Avery Dennison Corp.	104,100	3,784,035
KAR Auction Services, Inc. *	11,000	141,680
R.R. Donnelley & Sons Co.	248,800	4,590,360

		8,516,075

Consumer Durables & Apparel 1.3%
Hanesbrands, Inc. *	66,900	1,659,120
Jarden Corp.	4,300	137,858
The Jones Group, Inc.	41,800	604,428
Whirlpool Corp.	25,700	1,948,831

		4,350,237

Consumer Services 4.6%
Cracker Barrel Old Country Store, Inc.	58,700	3,163,343
Panera Bread Co., Class A *	51,600	4,618,716
Service Corp. International (a)	384,300	3,182,004
Starbucks Corp. (a)	147,100	4,189,408

		15,153,471

Diversified Financials 8.4%
Discover Financial Services	282,200	4,980,830
JPMorgan Chase & Co. (a)	176,100	6,626,643
Legg Mason, Inc.	20,900	648,527
State Street Corp.	48,300	2,017,008
The Goldman Sachs Group, Inc. (a)	35,300	5,681,535
The NASDAQ OMX Group, Inc. (a)*	168,300	3,537,666
UBS AG - Reg’d *	242,100	4,120,542

		27,612,751

Energy 14.6%
Anadarko Petroleum Corp.	31,700	1,951,769
Cameron International Corp. (a)*	50,000	2,187,500
Chevron Corp.	47,800	3,948,758
ConocoPhillips	88,600	5,262,840
El Paso Corp. (a)	227,900	3,021,954
Hess Corp.	63,700	4,015,011
Marathon Oil Corp. (a)	119,700	4,257,729
Murphy Oil Corp.	70,300	4,580,748
National Oilwell Varco, Inc. (a)	107,900	5,800,704
Occidental Petroleum Corp. (a)	15,000	1,179,450
Peabody Energy Corp. (a)	18,000	952,200
SEACOR Holdings, Inc. *	14,600	1,383,350
Sunoco, Inc.	25,400	951,738
The Williams Cos., Inc. (a)	172,700	3,716,504
World Fuel Services Corp. (a)	165,100	4,660,773

		47,871,028

Food & Staples Retailing 0.4%
Wal-Mart Stores, Inc.	22,300	1,207,991

Food, Beverage & Tobacco 6.9%
Archer-Daniels-Midland Co. (a)	153,600	5,117,952
Corn Products International, Inc. (a)	106,100	4,514,555
Dr Pepper Snapple Group, Inc.	9,500	347,225
H.J. Heinz Co.	56,200	2,759,982
Hormel Foods Corp.	18,700	858,704
Kraft Foods, Inc., Class A (a)	69,700	2,249,219
Sanderson Farms, Inc. (a)	65,100	2,732,898

62 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Tyson Foods, Inc., Class A (a)	271,500	4,221,825

		22,802,360

Health Care Equipment & Services 1.2%
Cardinal Health, Inc.	36,700	1,273,123
McKesson Corp. (a)	41,900	2,764,562

		4,037,685

Household & Personal Products 1.2%
Energizer Holdings, Inc. *	53,100	3,970,818

Insurance 2.6%
American Financial Group, Inc. (a)	150,500	4,602,290
Fidelity National Financial, Inc., Class A	4,800	64,272
PartnerRe Ltd.	20,900	1,657,788
Prudential Financial, Inc. (a)	40,000	2,103,200

		8,427,550

Materials 7.0%
Ashland, Inc.	44,100	2,276,883
Ball Corp.	28,900	1,860,004
Bemis Co., Inc.	37,600	1,194,176
Cabot Corp.	2,800	95,256
Crown Holdings, Inc. *	29,700	956,043
Cytec Industries, Inc.	30,500	1,510,360
International Paper Co. (a)	156,300	3,951,264
MeadWestvaco Corp.	174,100	4,479,593
PolyOne Corp. (a)*	186,300	2,406,996
PPG Industries, Inc.	57,500	4,410,250

		23,140,825

Media 2.8%
The New York Times Co., Class A *	173,900	1,333,813
The Washington Post Co., Class B	8,100	3,257,415
Time Warner, Inc. (a)	136,533	4,438,688

		9,029,916

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
Bio-Rad Laboratories, Inc., Class A *	37,700	3,416,374
Bristol-Myers Squibb Co.	8,400	225,960
Cephalon, Inc. *	67,500	4,484,700
Johnson & Johnson	24,400	1,553,548
Mylan, Inc. *	41,600	845,312
PerkinElmer, Inc.	73,800	1,730,610
Pfizer, Inc. (a)	268,500	4,671,900
Watson Pharmaceuticals, Inc. (a)*	103,900	4,846,935

		21,775,339

Real Estate 1.4%
Jones Lang LaSalle, Inc.	28,900	2,255,934
Rayonier, Inc.	45,600	2,380,320

		4,636,254

Retailing 2.7%
Macy’s, Inc. (a)	1,600	37,824
PetSmart, Inc.	76,400	2,859,652
The Gap, Inc. (a)	89,600	1,703,296
The Home Depot, Inc. (a)	139,200	4,298,496

		8,899,268

Semiconductors & Semiconductor Equipment 3.0%
Amkor Technology, Inc. *	168,900	1,217,769
Intel Corp. (a)	298,100	5,982,867
Marvell Technology Group Ltd. (a)*	53,000	1,023,430
Micron Technology, Inc. (a)*	198,600	1,642,422

		9,866,488

Software & Services 8.8%
CA, Inc. (a)	114,300	2,652,903
Computer Sciences Corp. (a)	101,700	4,988,385
DST Systems, Inc.	80,200	3,470,254
Fidelity National Information Services, Inc.	10,000	271,000
International Business Machines Corp. (a)	58,400	8,386,240
Intuit, Inc. *	80,300	3,854,400
Synopsys, Inc. *	63,100	1,614,098
TIBCO Software, Inc. (a)*	105,200	2,021,944
VeriFone Systems, Inc. (a)*	50,900	1,721,947

		28,981,171

Technology Hardware & Equipment 3.9%
Apple, Inc. (a)*	13,300	4,001,571
CommScope, Inc. *	34,000	1,076,440
Hewlett-Packard Co. (a)	15,800	664,548
Ingram Micro, Inc., Class A *	195,200	3,447,232
Jabil Circuit, Inc.	16,600	254,644
Lexmark International, Inc., Class A *	16,000	608,480
Tech Data Corp. *	17,000	730,830
Tellabs, Inc. (a)	268,700	1,832,534
Vishay Intertechnology, Inc. *	11,100	125,430

		12,741,709

Telecommunication Services 3.1%
AT&T, Inc. (a)	201,600	5,745,600
Telephone & Data Systems, Inc. (a)	129,800	4,520,934

		10,266,534

Transportation 1.1%
Alaska Air Group, Inc. (a)*	70,600	3,727,680

Utilities 4.0%
Ameren Corp.	92,500	2,680,650
Constellation Energy Group, Inc.	22,200	671,328
Nicor, Inc.	39,500	1,881,385
NiSource, Inc. (a)	156,000	2,700,360
Southwest Gas Corp.	62,500	2,172,500

See financial notes 63

 Schwab Hedged Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
UGI Corp. (a)	105,100	3,162,459

		13,268,682

Total Common Stock
(Cost $286,871,392)		323,274,187

Other Investment Company 1.9% of net assets

Money Fund 1.9%
State Street Institutional Liquid Reserves Fund - Institutional Class	6,206,196	6,206,196

Total Other Investment Company
(Cost $6,206,196)		6,206,196

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investment 0.2% of net assets

U.S. Treasury Bill 0.2%
U.S. Treasury Bill
0.14%, 12/16/10 (b)	661,500	661,388

Total Short-Term Investment
(Cost $661,389)		661,388

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $293,881,098 and the unrealized appreciation and depreciation were $46,728,881 and ($10,468,208), respectively, with a net unrealized appreciation of $36,260,673.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 12/17/10	70	4,128,950	298,393

64 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Short Sales 32.7% of net assets

Automobiles & Components 1.0%
Gentex Corp.	53,500	1,068,929
Harley-Davidson, Inc.	74,100	2,273,388

		3,342,317

Banks 0.5%
People’s United Financial, Inc.	133,000	1,637,230

Capital Goods 2.7%
Bucyrus International, Inc.	29,700	2,024,352
Foster Wheeler AG *	32,700	765,834
Precision Castparts Corp.	16,200	2,212,596
Roper Industries, Inc.	4,700	326,321
Terex Corp. *	92,600	2,078,870
TransDigm Group, Inc. *	12,000	795,240
USG Corp. *	53,600	679,648

		8,882,861

Commercial & Professional Supplies 0.2%
Robert Half International, Inc.	20,900	566,599

Consumer Durables & Apparel 2.6%
D.R. Horton, Inc.	180,700	1,886,508
Lennar Corp., Class A	128,800	1,868,888
M.D.C. Holdings, Inc.	38,900	1,001,675
Pulte Group, Inc. *	229,600	1,802,360
Toll Brothers, Inc. *	106,800	1,915,992

		8,475,423

Consumer Services 0.3%
International Game Technology	59,300	924,487

Diversified Financials 2.0%
Greenhill & Co., Inc.	1,800	139,806
Invesco Ltd.	98,500	2,265,500
Northern Trust Corp.	21,600	1,072,008
T. Rowe Price Group, Inc.	19,500	1,077,765
TD Ameritrade Holding Corp. *	117,900	2,014,911

		6,569,990

Energy 5.1%
Brigham Exploration Co. *	17,800	375,402
Cobalt International Energy, Inc. *	221,800	2,051,650
CONSOL Energy, Inc.	49,600	1,823,296
Denbury Resources, Inc. *	124,600	2,120,692
Diamond Offshore Drilling, Inc.	28,600	1,892,176
EOG Resources, Inc.	10,800	1,033,776
EXCO Resources, Inc.	130,800	1,939,764
Petrohawk Energy Corp. *	120,000	2,041,200
Schlumberger Ltd.	30,400	2,124,656
Ultra Petroleum Corp. *	32,500	1,337,375

		16,739,987

Food & Staples Retailing 0.6%
CVS Caremark Corp.	62,700	1,888,524
Rite Aid Corp. *	200,000	182,940

		2,071,464

Food, Beverage & Tobacco 0.6%
Altria Group, Inc.	72,300	1,837,866

Health Care Equipment & Services 0.2%
Intuitive Surgical, Inc. *	2,200	578,490

Insurance 2.2%
Assured Guaranty Ltd.	119,000	2,266,950
Cincinnati Financial Corp.	68,700	2,022,528
MBIA, Inc. *	106,700	1,196,107
Old Republic International Corp.	140,400	1,853,280

		7,338,865

Materials 4.1%
Allegheny Technologies, Inc.	10,900	574,321
Cliffs Natural Resources, Inc.	18,100	1,180,120
Martin Marietta Materials, Inc.	2,600	209,248
Monsanto Co.	37,500	2,228,250
Southern Copper Corp.	59,800	2,559,440
The Mosaic Co.	17,900	1,309,564
United States Steel Corp.	41,400	1,771,506
Vulcan Materials Co.	48,700	1,778,037
Walter Energy, Inc.	20,500	1,803,180

		13,413,666

Media 0.9%
Central European Media Enterprises, Ltd., Class A *	24,000	553,200
DreamWorks Animation SKG, Inc., Class A *	8,900	314,170
Liberty Media Corp - Capital, Series A *	38,900	2,238,306

		3,105,676

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Auxilium Pharmaceuticals, Inc. *	25,000	618,750
Human Genome Sciences, Inc. *	73,100	1,964,928
Salix Pharmaceuticals Ltd. *	49,400	1,868,802
Seattle Genetics, Inc. *	24,800	406,472
Vertex Pharmaceuticals, Inc. *	54,400	2,085,152

		6,944,104

Real Estate 0.2%
The St. Joe Co. *	40,314	813,940

Retailing 1.9%
Abercrombie & Fitch Co., Class A	48,500	2,078,710
Amazon.com, Inc. *	12,000	1,981,680
Netflix, Inc. *	12,300	2,134,050

		6,194,440

See financial notes 65

 Schwab Hedged Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.7%
MEMC Electronic Materials, Inc. *	176,000	2,256,320

Software & Services 1.5%
Paychex, Inc.	69,200	1,916,840
Salesforce.com, Inc. *	18,500	2,147,295
TiVo, Inc. *	71,100	792,054

		4,856,189

Technology Hardware & Equipment 1.1%
Aruba Networks, Inc. *	13,100	287,021
Ciena Corp. *	117,500	1,632,075
Logitech International S.A. - Reg’d *	95,600	1,796,324

		3,715,420

Telecommunication Services 0.4%
Leap Wireless International, Inc. *	110,900	1,265,369

Transportation 1.3%
AMR Corp. *	288,900	2,276,532
C.H. Robinson Worldwide, Inc.	30,200	2,128,496

		4,405,028

Utilities 0.5%
Southern Co.	46,400	1,757,168

Total Short Sales
(Proceeds $98,476,101)		107,692,899

End of Short Sale Positions.

*	Non-income producing security

Reg’d —	Registered

66 See financial notes

 Schwab Hedged Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value (cost $293,738,977)		$330,141,771
Deposits with broker for short sales		107,033,444
Receivables:
Dividends		294,888
Fund shares sold		111,589
Foreign tax reclaims		4,691
Due from broker for futures		1,400
Interest		1,163
Prepaid expenses	+	9,867

Total assets		437,598,813

Liabilities

Securities sold short, at value (proceeds $98,476,101)		107,692,899
Payables:
Investment adviser and administrator fees		37,351
Shareholder service fees		5,804
Fund shares redeemed		607,162
Dividends on short sales		97,574
Due to custodian		23,071
Trustees’ fees		1
Accrued expenses	+	49,706

Total liabilities		108,513,568

Net Assets

Total assets		437,598,813
Total liabilities	−	108,513,568

Net assets		$329,085,245

Net Assets by Source
Capital received from investors		333,178,682
Net realized capital losses		(31,577,826)
Net unrealized capital gains		27,484,389

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$329,085,245		22,257,184		$14.79

See financial notes 67

 Schwab Hedged Equity Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (net of foreign withholding taxes of $3,444)		$4,629,220

Expenses

Investment adviser and administrator fees		3,390,086
Shareholder service fees		677,271
Dividends on short sales		1,909,415
Stock loan fees on short sales		239,670
Transfer agent fees		49,690
Professional fees		44,469
Portfolio accounting fees		40,797
Registration fees		22,288
Shareholder reports		17,477
Custodian fees		12,153
Trustees’ fees		7,332
Interest expense		676
Other expenses	+	14,264

Total expenses		6,425,588
Expense reduction by adviser and Schwab	−	49,690
Custody credits	−	25

Net expenses	−	6,375,873

Net investment loss		(1,746,653)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		37,725,654
Net realized gains on futures contracts		469,247
Net realized losses on short sales	+	(16,788,049)

Net realized gains		21,406,852
Net unrealized gains on investments		13,858,681
Net unrealized gains on futures contracts		632,623
Net unrealized losses on short sales	+	(2,561,382)

Net unrealized gains	+	11,929,922

Net realized and unrealized gains		33,336,774

Increase in net assets resulting from operations		$31,590,121

68 See financial notes

 Schwab Hedged Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment loss		($1,746,653)	($1,554,989)
Net realized gains (losses)		21,406,852	(17,350,376)
Net unrealized gains	+	11,929,922	40,312,189

Increase in net assets from operations		31,590,121	21,406,824

Distributions to Shareholders

Distributions from net investment income		$—	$323,723

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	5,286,537	$63,441,895
Select Shares	+	8,005,470	113,763,890	11,513,959	147,734,804

Total shares sold		8,005,470	$113,763,890	16,800,496	$211,176,699

Shares Reinvested
Investor Shares		—	$—	—	$—
Select Shares	+	—	—	20,695	249,786

Total shares reinvested		—	$—	20,695	$249,786

Shares Redeemed
Investor Shares		—	$—	(11,581,462)	($147,840,022)
Select Shares	+	(8,465,059)	(121,801,322)	(16,134,457)	(200,712,109)

Total shares redeemed		(8,465,059)	($121,801,322)	(27,715,919)	($348,552,131)

Net transactions in fund shares		(459,589)	($8,037,432)	(10,894,728)	($137,125,646)

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		22,716,773	$305,532,556	33,611,501	$421,575,101
Total increase or decrease	+	(459,589)	23,552,689	(10,894,728)	(116,042,545)

End of period		22,257,184	$329,085,245	22,716,773	$305,532,556

[1]	Effective September 28, 2009, all outstanding Investor Shares (4,323,378 shares valued at $59,344,844) combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 69

Schwab Financial Services Fund™

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	8.77	9.05	15.88	15.75	14.42

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.08	0.18	0.18	0.10
Net realized and unrealized gains (losses)	0.99	(0.21)	(6.78)	0.25	1.98

Total from investment operations	1.03	(0.13)	(6.60)	0.43	2.08
Less distributions:
Distributions from net investment income	(0.06)	(0.15)	(0.21)	(0.11)	(0.11)
Distributions from net realized gains	—	—	(0.02)	(0.19)	(0.64)

Total distributions	(0.06)	(0.15)	(0.23)	(0.30)	(0.75)

Net asset value at end of period	9.74	8.77	9.05	15.88	15.75

Total return (%)	11.79	(1.10)	(42.08)	2.75	14.85

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.95 [1]	0.96 [2]	0.94	0.90	0.98
Gross operating expenses	1.04	0.99	0.94	0.90	0.98
Net investment income (loss)	0.37	0.91	1.56	1.06	0.87
Portfolio turnover rate	54	47	59	54	57
Net assets, end of period ($ x 1,000,000)	52	64	84	94	95

1 The ratio of net operating expenses would have been 0.94%, if certain non-routine expenses had not been incurred.
2 Effective July 1, 2009, the net operating expense limitation was lowered. The ratio presented for period ended October 31, 2009 is a blended rate.

70 See financial notes

 Schwab Financial Services Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	49,790,096	51,651,089
1.0%		Short-Term Investments	506,915	506,915

100.1%		Total Investments	50,297,011	52,158,004
(0	.1)%	Other Assets and Liabilities, Net		(44,761)

100.0%		Total Net Assets		52,113,243

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Banks 19.2%
1st Source Corp.	3,100	54,777
BancFirst Corp.	10,400	427,440
Fifth Third Bancorp	125,400	1,575,024
First Citizens BancShares, Inc., Class A	6,208	1,159,530
Huntington Bancshares, Inc.	170,200	965,034
PNC Financial Services Group, Inc.	30,100	1,622,390
Southwest Bancorp, Inc.	10,500	103,950
Trustmark Corp.	26,300	580,967
U.S. Bancorp	12,500	302,250
UMB Financial Corp.	17,700	655,962
Wells Fargo & Co.	98,500	2,568,880

		10,016,204

Diversified Financials 38.8%
American Express Co.	52,100	2,160,066
Bank of America Corp.	153,500	1,756,040
BGC Partners, Inc., Class A	52,700	365,738
Capital One Financial Corp.	6,900	257,163
Citigroup, Inc. *	577,300	2,407,341
Discover Financial Services	88,400	1,560,260
First Cash Financial Services, Inc. *	15,500	450,585
JPMorgan Chase & Co.	100,000	3,763,000
Legg Mason, Inc.	45,400	1,408,762
Nelnet, Inc., Class A	22,400	503,328
State Street Corp.	29,500	1,231,920
The Goldman Sachs Group, Inc.	22,100	3,556,995
The NASDAQ OMX Group, Inc. *	11,400	239,628
UBS AG - Reg’d *	33,000	561,660

		20,222,486

Insurance 26.6%
Aflac, Inc.	27,500	1,536,975
American Equity Investment Life Holding Co.	50,400	546,840
American Financial Group, Inc.	44,050	1,347,049
Argo Group International Holdings Ltd.	11,600	402,404
Berkshire Hathaway, Inc., Class B *	14,000	1,113,840
FBL Financial Group, Inc., Class A	19,100	499,656
Fidelity National Financial, Inc., Class A	72,100	965,419
Horace Mann Educators Corp.	29,400	549,486
Infinity Property & Casualty Corp.	10,500	543,375
MetLife, Inc.	27,100	1,092,943
National Financial Partners Corp. *	39,000	538,200
PartnerRe Ltd.	10,300	816,996
Protective Life Corp.	5,200	124,644
Prudential Financial, Inc.	25,500	1,340,790
Reinsurance Group of America, Inc.	16,400	821,148
The Progressive Corp.	12,300	260,268
Transatlantic Holdings, Inc.	5,900	310,340
Unum Group	46,600	1,044,772

		13,855,145

Real Estate 14.5%
Apartment Investment & Management Co., Class A	18,800	438,228
Ashford Hospitality Trust *	29,700	301,455
Brandywine Realty Trust	24,000	287,280
Colonial Properties Trust	22,400	401,632
CommonWealth REIT	11,800	300,310
Hospitality Properties Trust	19,000	433,390
Host Hotels & Resorts, Inc.	41,554	660,293
Jones Lang LaSalle, Inc.	2,800	218,568
LaSalle Hotel Properties	14,800	350,612
Mack-Cali Realty Corp.	7,100	238,418
Potlatch Corp.	9,700	330,285
PS Business Parks, Inc.	5,600	331,856
Public Storage	7,000	694,540
Rayonier, Inc.	8,700	454,140
Saul Centers, Inc.	4,800	204,864
Simon Property Group, Inc.	10,959	1,052,283
Sovran Self Storage, Inc.	3,200	125,024
Vornado Realty Trust	8,400	734,076

		7,557,254

Total Common Stock
(Cost $49,790,096)		51,651,089

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 1.0% of net assets

Time Deposit 0.9%
HSBC Bank USA
0.03%, 11/01/10	464,422	464,422

See financial notes 71

 Schwab Financial Services Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.14%, 12/16/10	42,500	42,493

Total Short-Term Investments
(Cost $506,915)		506,915

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $50,297,137 and the unrealized appreciation and depreciation were $5,767,916 and ($3,907,049), respectively, with a net unrealized appreciation of $1,860,867.

*	Non-income producing security.

Reg’d —	Registered
REIT —	Real Estate Investment Trust

72 See financial notes

 Schwab Financial Services Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value (cost $50,297,011)		$52,158,004
Cash		2
Receivables:
Dividends		33,138
Fund shares sold		9,425
Receivable from investment adviser		133
Interest		1
Prepaid expenses	+	1,790

Total assets		52,202,493

Liabilities

Payables:
Investment adviser and administrator fees		1,834
Shareholder service fees		2,607
Fund shares redeemed		49,482
Accrued expenses	+	35,327

Total liabilities		89,250

Net Assets

Total assets		52,202,493
Total liabilities	−	89,250

Net assets		$52,113,243

Net Assets by Source
Capital received from investors		87,800,980
Net investment income not yet distributed		81,681
Net realized capital losses		(37,630,411)
Net unrealized capital gains		1,860,993

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$52,113,243		5,350,476		$9.74

See financial notes 73

 Schwab Financial Services Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends		$775,095
Interest		379
Securities on loan	+	32

Total investment income		775,506

Expenses

Investment adviser and administrator fees		318,051
Shareholder service fees		142,033
Transfer agent fees		41,727
Portfolio accounting fees		36,970
Professional fees		28,143
Registration fees		18,169
Shareholder reports		13,302
Trustees’ fees		5,495
Custodian fees		4,949
Interest expense		184
Other expenses	+	6,462

Total expenses		615,485
Expense reduction by adviser and Schwab	−	58,364

Net expenses	−	557,121

Net investment income		218,385

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(232,913)
Net realized gains on futures contracts	+	63,432

Net realized losses		(169,481)
Net unrealized gains on investments	+	6,682,214

Net realized and unrealized gains		6,512,733

Increase in net assets resulting from operations		$6,731,118

74 See financial notes

 Schwab Financial Services Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$218,385	$595,868
Net realized losses		(169,481)	(28,643,163)
Net unrealized gains	+	6,682,214	25,526,244

Increase (Decrease) in net assets from operations		6,731,118	(2,521,051)

Distributions to Shareholders

Distributions from net investment income		$407,141	$1,346,722

Transactions in Fund Shares

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		829,077	$8,100,181	3,169,841	$23,403,536
Shares reinvested		40,105	363,351	166,503	1,228,793
Shares redeemed	+	(2,842,092)	(26,876,475)	(5,322,653)	(40,814,513)

Net transactions in fund shares		(1,972,910)	($18,412,943)	(1,986,309)	($16,182,184)

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,323,386	$64,202,209	9,309,695	$84,252,166
Total decrease	+	(1,972,910)	(12,088,966)	(1,986,309)	(20,049,957)

End of period		5,350,476	$52,113,243	7,323,386	$64,202,209

Net investment income not yet distributed			$81,681		$280,667

See financial notes 75

Schwab Health Care Fund™

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	13.41	12.55	17.08	15.05	14.03

Income (loss) from investment operations:
Net investment income (loss)	0.19	0.13	0.08	0.05	(0.01)
Net realized and unrealized gains (losses)	2.01	0.82	(4.46)	2.11	1.03

Total from investment operations	2.20	0.95	(4.38)	2.16	1.02
Less distributions:
Distributions from net investment income	(0.13)	(0.09)	(0.05)	—	—
Distributions from net realized gains	—	—	(0.10)	(0.13)	—

Total distributions	(0.13)	(0.09)	(0.15)	(0.13)	—

Net asset value at end of period	15.48	13.41	12.55	17.08	15.05

Total return (%)	16.49	7.65	(25.87)	14.49	7.27

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.82	0.83 [1]	0.82	0.82	0.84
Gross operating expenses	0.86	0.85	0.82	0.82	0.84
Net investment income (loss)	1.14	0.88	0.48	0.32	(0.07)
Portfolio turnover rate	37	36	50	34	76
Net assets, end of period ($ x 1,000,000)	410	430	545	834	611

1 Effective July 1, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

76 See financial notes

 Schwab Health Care Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

75.2%		Common Stock	264,194,172	308,050,500
21.1%		Foreign Common Stock	76,181,211	86,430,513
0.0%		Warrants	3,798	7,834
3.6%		Short-Term Investments	14,893,086	14,893,086

99.9%		Total Investments	355,272,267	409,381,933
0.2%		Collateral Invested for Securities on Loan	766,049	766,049
(0	.1)%	Other Assets and Liabilities, Net		(460,420)

100.0%		Total Net Assets		409,687,562

	Number	Value
Security	of Shares	($)

Common Stock 75.2% of net assets

Health Care Equipment & Services 28.1%
American Medical Systems Holdings, Inc. *	50,000	1,010,000
AmerisourceBergen Corp.	200,000	6,564,000
Baxter International, Inc.	125,000	6,362,500
Becton, Dickinson & Co.	40,000	3,020,800
Cardinal Health, Inc.	100,000	3,469,000
Cerner Corp. *	50,000	4,391,500
CIGNA Corp.	100,000	3,519,000
Coventry Health Care, Inc. *	25,000	585,500
DaVita, Inc. *	100,000	7,175,000
Emergency Medical Services Corp., Class A *	35,000	1,903,300
Ensign Group, Inc.	10,000	187,700
Express Scripts, Inc. *	70,000	3,396,400
Greatbatch, Inc. *	35,000	761,250
Health Management Associates, Inc., Class A *	100,000	801,000
Henry Schein, Inc. *	30,000	1,684,500
Hologic, Inc. *	350,000	5,607,000
Hospira, Inc. *	75,000	4,461,000
Humana, Inc. *	100,000	5,829,000
Integra LifeSciences Holdings *	50,000	2,151,000
Invacare Corp.	175,000	4,725,000
Kindred Healthcare, Inc. *	50,000	686,000
LifePoint Hospitals, Inc. *	75,000	2,544,000
McKesson Corp.	100,000	6,598,000
Medco Health Solutions, Inc. *	100,000	5,253,000
Medidata Solutions, Inc. *	20,000	372,600
Sirona Dental Systems, Inc. *	115,000	4,329,750
Symmetry Medical, Inc. *	50,000	442,500
Teleflex, Inc.	30,000	1,672,500
Tenet Healthcare Corp. *	200,000	872,000
The Cooper Cos., Inc.	100,000	4,934,000
UnitedHealth Group, Inc.	265,000	9,553,250
Universal Health Services, Inc., Class B	50,000	2,063,500
Varian Medical Systems, Inc. *	60,000	3,793,200
Wright Medical Group, Inc. *	50,000	667,000
Zimmer Holdings, Inc. *	75,000	3,558,000

		114,943,750

Pharmaceuticals, Biotechnology & Life Sciences 47.1%
Abbott Laboratories	125,000	6,415,000
Alexion Pharmaceuticals, Inc. *	125,000	8,537,500
Allergan, Inc.	150,000	10,861,500
Amgen, Inc. *	200,000	11,438,000
Bio-Rad Laboratories, Inc., Class A *	30,000	2,718,600
Biogen Idec, Inc. *	150,000	9,406,500
Bristol-Myers Squibb Co.	500,000	13,450,000
Bruker Corp. *	250,000	3,747,500
Celgene Corp. *	50,000	3,103,500
Cephalon, Inc. *	125,000	8,305,000
Cubist Pharmaceuticals, Inc. *	325,000	7,566,000
Eli Lilly & Co.	150,000	5,280,000
Enzon Pharmaceuticals, Inc. *	175,000	1,968,750
Genzyme Corp. *	75,000	5,409,750
Gilead Sciences, Inc. *	35,000	1,388,450
Impax Laboratories, Inc. *	25,000	471,000
Johnson & Johnson	300,000	19,101,000
Life Technologies Corp. *	115,000	5,770,700
Martek Biosciences Corp. *	175,000	3,841,250
Merck & Co., Inc.	350,000	12,698,000
Mylan, Inc. *	200,000	4,064,000
Nabi Biopharmaceuticals *	75,000	368,250
Osiris Therapeutics, Inc. (b)*	35,000	257,250
Par Pharmaceutical Cos., Inc. *	200,000	6,502,000
PerkinElmer, Inc.	85,000	1,993,250
Perrigo Co.	50,000	3,294,000
Pfizer, Inc.	850,000	14,790,000
Thermo Fisher Scientific, Inc. *	200,000	10,284,000
United Therapeutics Corp. *	25,000	1,500,000
ViroPharma, Inc. *	125,000	2,045,000
Watson Pharmaceuticals, Inc. *	140,000	6,531,000

		193,106,750

Total Common Stock
(Cost $264,194,172)		308,050,500

Foreign Common Stock 21.1% of net assets

Australia 1.4%

Health Care Equipment & Services 0.1%
Ansell Ltd.	40,000	531,714

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
CSL Ltd.	165,000	5,321,099

		5,852,813

See financial notes 77

 Schwab Health Care Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Brazil 0.3%

Health Care Equipment & Services 0.3%
Diagnosticos da America S.A.	107,600	1,328,942

Denmark 2.5%

Health Care Equipment & Services 0.7%
Coloplast A/S, Class B	17,100	2,117,488
GN Store Nord A/S *	88,400	738,170

		2,855,658

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
H. Lundbeck A/S	21,000	419,628
Novo Nordisk A/S, Class B	65,700	6,898,620

		7,318,248

		10,173,906

France 2.7%

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Sanofi-Aventis	157,500	11,034,697

Germany 1.3%

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Bayer AG	25,000	1,864,674
Gerresheimer AG *	10,000	395,420
Stada Arzneimittel AG	100,000	3,074,540

		5,334,634

Hong Kong 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
China Pharmaceutical Group Ltd. (b)	1,300,000	727,938

Indonesia 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	2,000,000	600,730

Israel 0.6%

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Teva Pharmaceutical Industries Ltd.	45,000	2,333,753

Italy 0.3%

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Recordati S.p.A.	150,000	1,477,690

Japan 2.5%

Health Care Equipment & Services 0.3%
Fukuda Denshi Co., Ltd. (b)	19,000	473,650
Nihon Kohden Corp.	20,000	380,160
Sysmex Corp.	5,000	342,843

		1,196,653

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Hisamitsu Pharmaceutical Co., Inc.	10,000	409,516
Taisho Pharmaceutical Co., Ltd.	15,000	315,857
Takeda Pharmaceutical Co., Ltd.	176,000	8,250,216

		8,975,589

		10,172,242

Spain 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	73,500	696,902

Sweden 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	25,000	205,589

Switzerland 6.0%

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Novartis AG - Reg’d	238,800	13,836,715
Roche Holding AG	74,400	10,925,951

		24,762,666

United Kingdom 2.9%

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
AstraZeneca plc	186,500	9,381,300
Shire plc	100,000	2,346,711

		11,728,011

Total Foreign Common Stock
(Cost $76,181,211)		86,430,513

Warrants 0.0% of net assets

Malaysia 0.0%

Health Care Equipment & Services 0.0%
KPJ Healthcare Bhd *	12,500	7,834

Total Warrants
(Cost $3,798)		7,834

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 3.6% of net assets

Time Deposits 3.5%
Bank of America
0.03%, 11/01/10	2,022,667	2,022,667
HSBC Bank USA
0.03%, 11/01/10	12,279,918	12,279,918

		14,302,585

78 See financial notes

 Schwab Health Care Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.14%, 12/16/10 (a)	590,600	590,501

Total Short-Term Investments
(Cost $14,893,086)		14,893,086

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	766,049	766,049

Total Collateral Invested for Securities on Loan
(Cost $766,049)		766,049

End of Collateral Invested for Securities on Loan

At 10/31/10, the tax basis cost of the fund’s investments was $355,395,286 and the unrealized appreciation and depreciation were $64,662,652 and ($10,676,005), respectively, with a net unrealized appreciation of $53,986,647.

At 10/31/10, the values of certain foreign securities held by the fund aggregating $85,101,571 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.

Reg’d —	Registered

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 12/17/10	125	7,373,125	532,844

See financial notes 79

 Schwab Health Care Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $725,471 (cost $355,272,267)		$409,381,933
Cash		12
Collateral invested for securities on loan		766,049
Receivables:
Dividends		428,690
Foreign tax reclaims		172,880
Fund shares sold		154,372
Due from broker for futures		2,500
Income from securities on loan		1,605
Interest		36
Prepaid expenses	+	12,334

Total assets		410,920,411

Liabilities

Collateral held for securities on loan		766,049
Payables:
Investment adviser and administrator fees		17,360
Shareholder service fees		17,990
Fund shares redeemed		364,865
Accrued expenses	+	66,585

Total liabilities		1,232,849

Net Assets

Total assets		410,920,411
Total liabilities	−	1,232,849

Net assets		$409,687,562

Net Assets by Source
Capital received from investors		394,897,226
Net investment income not yet distributed		4,836,584
Net realized capital losses		(44,711,795)
Net unrealized capital gains		54,665,547

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$409,687,562		26,458,099		$15.48

80 See financial notes

 Schwab Health Care Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (net of foreign withholding taxes of $273,903)		$8,180,243
Interest		4,528
Securities on loan	+	99,524

Total investment income		8,284,295

Expenses

Investment adviser and administrator fees		2,281,473
Shareholder service fees		1,033,142
Transfer agent fees		93,623
Shareholder reports		60,626
Portfolio accounting fees		57,783
Custodian fees		36,214
Professional fees		30,465
Registration fees		25,886
Trustees’ fees		8,431
Interest expense		51
Other expenses	+	26,597

Total expenses		3,654,291
Expense reduction by adviser and Schwab	−	172,192

Net expenses	−	3,482,099

Net investment income		4,802,196

Realized and Unrealized Gains (Losses)

Net realized gains on investments		3,030,682
Net realized gains on futures contracts		548,673
Net realized losses on foreign currency transactions	+	(15,701)

Net realized gains		3,563,654
Net unrealized gains on investments		55,971,256
Net unrealized gains on futures contracts		560,250
Net unrealized gains on foreign currency translations	+	16,876

Net unrealized gains	+	56,548,382

Net realized and unrealized gains		60,112,036

Increase in net assets resulting from operations		$64,914,232

See financial notes 81

 Schwab Health Care Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$4,802,196	$4,139,967
Net realized gains (losses)		3,563,654	(41,875,735)
Net unrealized gains	+	56,548,382	64,465,615

Increase in net assets from operations		64,914,232	26,729,847

Distributions to Shareholders

Distributions from net investment income		$4,113,182	$3,759,719

Transactions in Fund Shares

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,407,798	$35,270,249	4,545,844	$55,023,679
Shares reinvested		249,452	3,669,445	282,139	3,365,915
Shares redeemed	+	(8,283,829)	(120,443,252)	(16,145,730)	(195,653,564)

Net transactions in fund shares		(5,626,579)	($81,503,558)	(11,317,747)	($137,263,970)

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,084,678	$430,390,070	43,402,425	$544,683,912
Total decrease	+	(5,626,579)	(20,702,508)	(11,317,747)	(114,293,842)

End of period		26,458,099	$409,687,562	32,084,678	$430,390,070

Net investment income not yet distributed			$4,836,584		$4,089,877

82 See financial notes

Schwab® International Core Equity Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	5/30/08[2]–
	10/31/10		10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	7.25		5.85	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.03	0.06
Net realized and unrealized gains (losses)	0.57		1.46	(4.21)

Total from investment operations	0.73		1.49	(4.15)
Less distributions:
Distributions from net investment income	(0.18)		(0.09)	—

Net asset value at end of period	7.80		7.25	5.85

Total return (%)	10.09		25.98	(41.50)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.87	[4]	0.86	0.86	[5]
Gross operating expenses	1.27		1.60	1.39	[5]
Net investment income (loss)	1.85		1.19	1.67	[5]
Portfolio turnover rate	91	[6]	94	56	[3]
Net assets, end of period ($ x 1,000,000)	53		37	3

1 Effective October 7, 2009, the Investor Shares class, the Select Shares class and the Institutional Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 The ratio of net operating expenses would have been 0.86% if certain non-routine expenses had not been incurred.
5 Annualized.
6 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund. (See Financial Note 11).

See financial notes 83

 Schwab® International Core Equity Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

96.5%		Common Stock	44,207,425	50,771,310
5.4%		Other Investment Companies	2,693,697	2,820,095

101.9%		Total Investments	46,901,122	53,591,405
(1	.9)%	Other Assets and Liabilities, Net		(990,883)

100.0%		Net Assets		52,600,522

	Number	Value
Security	of Shares	($)

Common Stock 96.5% of net assets

Australia 7.9%

Banks 0.4%
Australia & New Zealand Banking Group Ltd.	9,782	238,649

Capital Goods 0.8%
UGL Ltd.	28,802	416,348

Consumer Services 0.7%
Flight Centre Ltd.	15,448	345,663

Diversified Financials 0.8%
Challenger Financial Services Group Ltd.	99,231	447,568

Energy 1.0%
Caltex Australia Ltd.	25,211	287,198
Coal & Allied Industries Ltd.	2,000	219,211

		506,409

Food & Staples Retailing 0.1%
Wesfarmers Ltd.	2,255	73,370

Health Care Equipment & Services 0.7%
Ansell Ltd.	27,437	364,716

Materials 3.4%
BHP Billiton Ltd.	23,790	983,033
Orica Ltd.	12,314	304,275
Rio Tinto Ltd.	6,037	491,305

		1,778,613

		4,171,336

Austria 1.1%

Banks 0.8%
Erste Group Bank AG	6,729	304,026
Raiffeisen International Bank-Holding AG	2,310	130,461

		434,487

Energy 0.3%
OMV AG	4,232	158,283

		592,770

Belgium 1.8%

Banks 0.3%
KBC GROEP N.V. *	4,103	178,662

Diversified Financials 0.7%
Banque Nationale de Belgique	72	362,947

Health Care Equipment & Services 0.3%
Agfa Gevaert N.V. *	25,858	151,009

Materials 0.5%
Umicore	5,288	249,166

		941,784

Brazil 0.2%

Consumer Durables & Apparel 0.2%
Cia. Hering	2,500	123,140

Canada 2.5%

Materials 2.2%
Agrium, Inc.	1,400	123,844
Canfor Corp. *	12,100	114,249
Cascades, Inc.	15,800	104,104
Centerra Gold, Inc.	8,700	173,591
HudBay Minerals, Inc.	8,000	126,287
Labrador Iron Ore Royalty Corp.	2,600	156,015
Lundin Mining Corp. *	16,900	107,044
Potash Corp. of Saskatchewan, Inc.	800	115,698
West Fraser Timber Co., Ltd.	3,400	147,681

		1,168,513

Utilities 0.3%
ATCO Ltd., Class I	2,400	122,718
Canadian Utilities Ltd., Class A	300	14,410

		137,128

		1,305,641

China 1.1%

Capital Goods 0.5%
First Tractor Co., Ltd., Class H	36,000	34,695
Weichai Power Co., Ltd., Class H	16,000	211,119

		245,814

Consumer Durables & Apparel 0.1%
Luthai Textile Co., Ltd., Class B	30,200	30,535

Energy 0.5%
China Petroleum & Chemical Corp., Class H	156,000	148,428
Inner Mongolia Yitai Coal Co., Ltd., Class B	19,000	134,143

		282,571

		558,920

84 See financial notes

 Schwab® International Core Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Denmark 3.2%

Food, Beverage & Tobacco 1.6%
Carlsberg A/S, Class B	3,745	409,442
Danisco A/S	5,215	449,824

		859,266

Health Care Equipment & Services 0.5%
Coloplast A/S, Class B	1,874	232,057

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Novo Nordisk A/S, Class B	5,424	569,530

		1,660,853

Finland 0.5%

Capital Goods 0.5%
Wartsila Corp. Oyj	4,030	282,613

France 8.2%

Automobiles & Components 1.1%
Valeo S.A. *	11,266	608,973

Banks 1.6%
BNP Paribas	7,408	541,862
Natixis *	47,340	290,809

		832,671

Capital Goods 1.7%
Legrand S.A.	8,794	339,568
Safran S.A.	2,531	80,296
Zodiac Aerospace	6,497	459,416

		879,280

Commercial & Professional Supplies 0.5%
Societe BIC S.A.	3,053	270,994

Consumer Durables & Apparel 0.7%
Christian Dior S.A.	2,547	368,588

Household & Personal Products 0.2%
L’Oreal S.A.	861	101,136

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Sanofi-Aventis	8,881	622,217

Retailing 0.6%
PPR	1,881	309,373

Telecommunication Services 0.6%
France Telecom S.A.	13,408	321,700

		4,314,932

Germany 5.8%

Banks 1.1%
Aareal Bank AG *	12,417	303,149
Commerzbank AG *	30,790	277,290

		580,439

Capital Goods 0.6%
MTU Aero Engines Holding AG	5,595	337,622

Insurance 1.3%
Allianz SE - Reg’d	4,438	555,758
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	902	140,982

		696,740

Materials 1.0%
BASF SE	6,876	499,964

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Stada Arzneimittel AG	8,954	275,294

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	9,722	76,484

Technology Hardware & Equipment 0.2%
Wincor Nixdorf AG	1,262	92,317

Utilities 1.0%
E.ON AG	16,435	514,420

		3,073,280

Hong Kong 4.9%

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial Holdings Ltd.	21,500	77,118

Diversified Financials 1.3%
First Pacific Co., Ltd.	314,000	290,971
Guoco Group Ltd.	31,000	379,298

		670,269

Energy 0.7%
CNOOC Ltd.	174,000	363,263

Real Estate 2.0%
Cheung Kong (Holdings) Ltd.	23,000	351,306
Great Eagle Holdings Ltd.	63,000	188,782
Hongkong Land Holdings Ltd.	64,000	441,843
Midland Holdings Ltd.	56,000	56,415
Sun Hung Kai Properties Ltd.	2,000	34,404

		1,072,750

Technology Hardware & Equipment 0.2%
VTech Holdings Ltd.	11,700	122,104

Utilities 0.6%
Hongkong Electric Holdings Ltd.	46,500	295,614

		2,601,118

Italy 2.4%

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Recordati S.p.A.	47,023	463,236

Telecommunication Services 0.7%
Telecom Italia S.p.A.	231,155	354,768

Transportation 0.2%
Autostrada Torino-Milano S.p.A.	7,563	108,589

Utilities 0.6%
Terna - Rete Elettrica Nationale S.p.A.	67,036	309,337

		1,235,930

Japan 20.1%

Automobiles & Components 1.9%
Honda Motor Co., Ltd.	7,200	259,551
Nissan Motor Co., Ltd. *	42,800	376,161
The Yokohama Rubber Co., Ltd.	69,000	344,907

		980,619

Banks 3.2%
Chuo Mitsui Trust Holdings, Inc.	66,000	238,098
Shinsei Bank Ltd. *	272,000	215,564

See financial notes 85

 Schwab® International Core Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
The Chiba Bank Ltd.	46,000	283,997
The Gunma Bank, Ltd.	35,000	175,535
The Hiroshima Bank Ltd.	63,000	257,324
The Nishi-Nippon City Bank Ltd.	96,000	261,589
The Sumitomo Trust & Banking Co., Ltd.	51,000	278,450

		1,710,557

Capital Goods 1.8%
Nagase & Co., Ltd.	30,000	351,229
Nippo Corp.	14,000	86,682
Noritz Corp.	5,000	91,809
Sanki Engineering Co., Ltd.	15,000	93,510
Sumitomo Corp.	27,700	350,704

		973,934

Consumer Services 0.5%
Oriental Land Co., Ltd.	2,900	280,876

Diversified Financials 1.3%
Aeon Credit Service Co., Ltd.	23,700	272,209
Century Tokyo Leasing Corp.	29,200	421,257

		693,466

Energy 0.5%
Idemitsu Kosan Co., Ltd.	3,000	252,720

Food & Staples Retailing 0.5%
Aeon Co., Ltd.	23,400	275,587

Food, Beverage & Tobacco 1.1%
Kewpie Corp.	26,900	342,219
Nippon Meat Packers, Inc.	21,000	244,170

		586,389

Health Care Equipment & Services 0.8%
Nihon Kohden Corp.	8,900	169,171
Sysmex Corp.	3,700	253,704

		422,875

Insurance 0.7%
Tokio Marine Holdings, Inc.	12,700	357,071

Materials 0.1%
Kobe Steel Ltd.	23,000	50,549

Media 1.1%
Avex Group Holdings, Inc.	8,500	122,419
Nippon Television Network Corp.	2,360	311,500
TV Asahi Corp.	96	135,300

		569,219

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Taisho Pharmaceutical Co., Ltd.	13,000	273,743
Takeda Pharmaceutical Co., Ltd.	9,200	431,261

		705,004

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	2,200	133,035

Retailing 2.6%
AOKI Holdings, Inc.	8,300	117,240
Autobacs Seven Co., Ltd.	8,800	329,660
GEO Corp.	310	326,379
K’s Holdings Corp.	13,200	328,034
USS Co., Ltd.	3,300	256,358

		1,357,671

Semiconductors & Semiconductor Equipment 0.8%
Dainippon Screen Mfg. Co., Ltd. *	70,000	398,328

Technology Hardware & Equipment 0.7%
Fujitsu Ltd.	41,000	279,679
Hitachi Ltd. *	14,000	63,275
OMRON Corp.	600	13,900

		356,854

Transportation 0.9%
Central Japan Railway Co.	36	272,296
Hitachi Transport System Ltd.	8,700	134,687
Seino Holdings Co., Ltd.	10,000	60,886

		467,869

		10,572,623

Netherlands 2.7%

Capital Goods 1.1%
CNH Global N.V. *	4,500	178,605
Koninklijke Philips Electronics N.V.	12,691	387,105

		565,710

Materials 0.5%
Koninklijke DSM N.V.	4,839	258,974

Real Estate 0.7%
Eurocommercial Properties N.V.	7,513	371,894

Semiconductors & Semiconductor Equipment 0.4%
STMicroelectronics N.V.	22,386	196,306

		1,392,884

New Zealand 0.9%

Materials 0.5%
Fletcher Building Ltd.	43,046	269,706

Telecommunication Services 0.4%
Telecom Corp. of New Zealand Ltd.	136,001	212,271

		481,977

Norway 1.3%

Commercial & Professional Supplies 0.4%
Tomra Systems A.S.A.	32,136	195,827

Energy 0.9%
Acergy S.A.	4,600	93,161
TGS Nopec Geophysical Co., A.S.A.	24,009	416,067

		509,228

		705,055

Portugal 0.6%

Utilities 0.6%
EDP - Energias de Portugal S.A.	78,556	300,524

Republic of Korea 0.6%

Capital Goods 0.1%
LG Corp.	801	57,305

Materials 0.4%
LG Chem Ltd.	662	204,844

Semiconductors & Semiconductor Equipment 0.1%
Samsung Electronics Co., Ltd.	112	74,304

		336,453

86 See financial notes

 Schwab® International Core Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Singapore 1.4%

Capital Goods 1.1%
Keppel Corp., Ltd.	50,000	386,726
SembCorp Industries Ltd.	29,000	102,918
SembCorp Marine Ltd.	17,000	60,620

		550,264

Real Estate 0.3%
Ho Bee Investment Ltd.	138,000	180,443

		730,707

South Africa 0.0%

Materials 0.0%
Mondi Ltd.	1,799	14,947

Spain 4.2%

Banks 2.8%
Banco Bilbao Vizcaya Argentaria S.A.	37,730	497,071
Banco Popular Espanol S.A.	43,224	279,926
Banco Santander S.A.	55,300	709,804

		1,486,801

Diversified Financials 0.6%
Criteria Caixacorp S.A.	49,527	279,811

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	7,156	67,851

Utilities 0.7%
Endesa S.A.	13,489	374,125

		2,208,588

Sweden 1.5%

Food & Staples Retailing 0.9%
Axfood AB	12,750	447,307

Materials 0.6%
Svenska Cellulosa AB, B Shares	20,839	323,066

		770,373

Switzerland 4.6%

Food, Beverage & Tobacco 1.6%
Nestle S.A. - Reg’d	15,351	840,843

Materials 0.2%
Clariant AG - Reg’d *	5,496	92,949

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Lonza Group AG - Reg’d	2,649	231,900
Novartis AG - Reg’d	15,450	895,215
Roche Holding AG	2,309	339,086

		1,466,201

Transportation 0.0%
Swissair Group (a)(b)*	30	—

		2,399,993

Thailand 0.5%

Banks 0.3%
Kiatnakin Bank plc	122,600	162,553

Diversified Financials 0.2%
Thanachart Capital pcl	78,700	103,691

		266,244

Turkey 0.2%

Utilities 0.2%
Aygaz A.S.	23,505	122,863

United Kingdom 18.3%

Capital Goods 0.8%
IMI plc	34,268	433,339

Commercial & Professional Supplies 1.8%
Aggreko plc	10,387	262,100
Experian plc	27,522	319,799
Michael Page International plc	48,140	363,342
WS Atkins plc	1,672	20,188

		965,429

Consumer Durables & Apparel 0.6%
Persimmon plc *	52,308	285,737

Consumer Services 0.2%
Restaurant Group plc	24,234	109,602

Diversified Financials 0.6%
Investec plc	15,995	127,655
Tullett Prebon plc	30,285	192,610

		320,265

Energy 3.9%
AMEC plc	17,292	300,777
BP plc	83,474	567,387
John Wood Group plc	63,797	445,155
Royal Dutch Shell plc, B Share	22,511	720,388

		2,033,707

Food, Beverage & Tobacco 0.7%
Dairy Crest Group plc	57,477	341,836

Health Care Equipment & Services 0.1%
Smith & Nephew plc	7,766	68,236

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	3,865	215,932

Insurance 1.5%
Lancashire Holdings Ltd.	49,025	445,722
Legal & General Group plc	221,922	356,783

		802,505

Materials 2.4%
Croda International plc	16,562	381,593
Filtrona plc	4,987	19,914
Fresnillo plc	7,957	159,328
Mondi plc	43,161	359,376
Rio Tinto plc	5,128	333,065

		1,253,276

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
AstraZeneca plc	12,580	632,798

Real Estate 0.1%
Savills plc	7,969	42,003

Retailing 0.2%
WH Smith plc	15,382	119,323

See financial notes 87

 Schwab® International Core Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Software & Services 1.2%
Logica plc	175,654	364,240
The Sage Group plc	63,152	272,499

		636,739

Telecommunication Services 2.6%
BT Group plc	174,324	429,841
Vodafone Group plc	334,794	915,194

		1,345,035

		9,605,762

Total Common Stock
(Cost $44,207,425)		50,771,310

Other Investment Companies 5.4% of net assets

United States 5.4%
iShares MSCI EAFE Index Fund	20,000	1,140,200
State Street Institutional Liquid Reserves Fund - Institutional Class	1,679,895	1,679,895

Total Other Investment Companies
(Cost $2,693,697)		2,820,095

End of Investments.

At 10/31/10, the tax basis cost of the fund’s investments was $47,210,785 and the unrealized appreciation and depreciation were $7,697,135 and ($1,316,515), respectively, with a net unrealized appreciation of $6,380,620.

At 10/31/10, the values of certain foreign securities held by the fund aggregating $48,986,424 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

Reg’d —	Registered

88 See financial notes

 Schwab International Core Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value (cost $46,901,122)		$53,591,405
Foreign currency, at value (cost $5,049)		5,083
Receivables:
Investments sold		149,957
Fund shares sold		120,334
Dividends		89,978
Foreign tax reclaims		71,401
Interest		323
Prepaid expenses	+	82

Total assets		54,028,563

Liabilities

Payables:
Investments bought		1,350,666
Shareholder service fees		2,142
Fund shares redeemed		34,949
Distribution and shareholder services fees		695
Trustees’ fees		1
Accrued expenses	+	39,588

Total liabilities		1,428,041

Net Assets

Total assets		54,028,563
Total liabilities	−	1,428,041

Net assets		$52,600,522

Net Assets by Source
Capital received from investors		64,614,085
Net investment income not yet distributed		1,070,626
Net realized capital losses		(19,784,971)
Net unrealized capital gains		6,700,782

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$52,600,522		6,745,593		$7.80

See financial notes 89

 Schwab International Core Equity Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (net of foreign withholding taxes of $141,071)		$1,499,941
Interest	+	2,254

Total investment income		1,502,195

Expenses

Investment adviser and administrator fees		321,008
Shareholder service fees		128,236
Portfolio accounting fees		67,069
Professional fees		49,535
Custodian fees		43,795
Registration fees		28,297
Transfer agent fees		27,572
Shareholder reports		13,251
Trustees’ fees		5,456
Interest expense		1,074
Other expenses	+	17,740

Total expenses		703,033
Expense reduction by adviser and Schwab	−	222,994
Custody credits	−	1

Net expenses	−	480,038

Net investment income		1,022,157

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,859,456
Net realized gains on foreign currency transactions	+	3,277

Net realized gains		1,862,733
Net unrealized losses on investments		(946,835)
Net unrealized gains on foreign currency translations	+	7,688

Net unrealized losses	+	(939,147)

Net realized and unrealized gains		923,586

Increase in net assets resulting from operations		$1,945,743

90 See financial notes

 Schwab International Core Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$1,022,157	$734,186
Net realized gains (losses)		1,862,733	(14,073,263)
Net unrealized gains (losses)	+	(939,147)	21,217,844

Increase in net assets from operations		1,945,743	7,878,767

Distributions to Shareholders[1,2]

Distributions from net investment income
Investor Shares		—	282,728
Select Shares		—	135,197
Institutional Shares	+	911,920	41,973

Total distributions from net investment income		$911,920	$459,898

Transactions in Fund Shares1,2

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	321,158	$1,872,084
Select Shares		—	—	247,317	1,343,753
Institutional Shares	+	1,771,887	12,982,863	4,932,858	36,215,105

Total shares sold		1,771,887	$12,982,863	5,501,333	$39,430,942

Issued in connection with merger
Institutional Shares		7,281,464	54,649,067	—	—

Total shares issued in connection with merger		7,281,464	$54,649,067	—	$—

Shares Reinvested
Investor Shares		—	$—	44,687	$248,909
Select Shares		—	—	20,012	111,470
Institutional Shares	+	99,931	750,485	832	4,624

Total shares reinvested		99,931	$750,485	65,531	$365,003

Shares Redeemed
Investor Shares		—	$—	(4,002,006)	($28,219,563)
Select Shares		—	—	(1,826,611)	(12,882,969)
Institutional Shares	+	(7,530,761)	(53,939,839)	(268,310)	(2,044,245)

Total shares redeemed		(7,530,761)	($53,939,839)	(6,096,927)	($43,146,777)

Net transactions in fund shares		1,622,521	$14,442,576	(530,063)	($3,350,832)

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,123,072	$37,124,123	5,653,135	$33,056,086
Total increase or decrease	+	1,622,521	15,476,399	(530,063)	4,068,037

End of period		6,745,593	$52,600,522	5,123,072	$37,124,123

Net investment income not yet distributed			$1,070,626		$706,049

[1]	Effective October 7, 2009, all outstanding Investor Shares (3,284,474 shares valued at $24,125,448) and Select Shares (1,479,703 shares valued at $10,870,047) combined with Institutional Shares, resulting in a single class of shares of the fund.
[2]	Effective December 3, 2009 all of the assets and liabilities of the Laudus Rosenberg International Equity Fund were transferred to the Schwab International Core Equity Fund. (See Financial Note 11)

See financial notes 91

 Schwab Active Equity Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, See financial note 8) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who

92

 Schwab Active Equity Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forwards contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). If the funds determine that either the volume and/ or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

 93

 Schwab Active Equity Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of October 31, 2010:

Schwab Premier Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$280,543,275	$—	$—	$280,543,275
Other Investment Company(a)	10,763,611	—	—	10,763,611
Short-Term Investment(a)	—	779,468	—	779,468

Total	$291,306,886	$779,468	$—	$292,086,354

Other Financial Instruments
Futures Contract*	$703,354	$—	$—	$703,354

Schwab Core Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,785,760,473	$—	$—	$1,785,760,473
Other Investment Company(a)	6,145,316	—	—	6,145,316
Short-Term Investment(a)	—	1,133,809	—	1,133,809

Total	$1,791,905,789	$1,133,809	$—	$1,793,039,598

Other Financial Instruments
Futures Contract*	$277,079	$—	$—	$277,079

Schwab Dividend Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,304,550,815	$—	$—	$1,304,550,815
Short-Term Investments(a)	—	15,292,404	—	15,292,404

Total	$1,304,550,815	$15,292,404	$—	$1,319,843,219

Other Financial Instruments
Futures Contract*	$532,844	$—	$—	$532,844

94

 Schwab Active Equity Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab Large-Cap Growth Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$213,956,219	$—	$—	$213,956,219
Short-Term Investments(a)	—	5,520,946	—	5,520,946

Total	$213,956,219	$5,520,946	$—	$219,477,165

Other Financial Instruments
Futures Contract*	$298,393	$—	$—	$298,393

Schwab Small-Cap Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$212,291,889	$—	$—	$212,291,889
Short-Term Investments(a)	—	6,703,347	—	6,703,347

Total	$212,291,889	$6,703,347	$—	$218,995,236

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,809,909	$—	$—	$1,809,909
Futures Contract*	524,081	—	—	524,081

Schwab Hedged Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$323,274,187	$—	$—	$323,274,187
Other Investment Company(a)	6,206,196	—	—	6,206,196
Short-Term Investment(a)	—	661,388	—	661,388

Total	$329,480,383	$661,388	$—	$330,141,771

Other Financial Instruments
Futures Contract*	$298,393	$—	$—	$298,393

Liabilities Valuation Input

Other Financial Instruments
Short Sales(a)	($107,692,899)	$—	$—	($107,692,899)

Schwab Financial Services Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total**

Common Stock(a)	$51,651,089	$—	$—	$51,651,089
Short-Term Investments(a)	—	506,915	—	506,915

Total	$51,651,089	$506,915	$—	$52,158,004

 95

 Schwab Active Equity Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab Health Care Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$308,050,500	$—	$—	$308,050,500
Foreign Common Stock(a)	—	85,101,571	—	85,101,571
Brazil
Health Care Equipment & Services	1,328,942	—	—	1,328,942
Warrants(a)	7,834	—	—	7,834
Short-Term Investments(a)	—	14,893,086	—	14,893,086

Total	$309,387,276	$99,994,657	$—	$409,381,933

Other Financial Instruments
Collateral Invested for Securities on Loan	$766,049	$—	$—	$766,049
Futures Contract*	532,844	—	—	532,844

Schwab International Core Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total**

Common Stock(a)	$—	$47,668,454	$—	$47,668,454
Brazil(a)	123,140	—	—	123,140
Canada(a)	1,305,641	—	—	1,305,641
Netherlands(a)	—	827,174	—	827,174
Capital Goods	178,605	387,105	—	565,710
South Africa(a)	14,947	—	—	14,947
Thailand(a)	162,553	103,691	—	266,244
Other Investment Companies(a)	2,820,095	—	—	2,820,095

Total	$4,604,981	$48,986,424	$—	$53,591,405

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gain	Purchases	Transfers	Transfers	October 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Loss)	(Sales)	in	out	2010

Common Stock
Switzerland	$—	$—	$—	($4,378)	$4,378	$—	$—	$—

Total	$—	$—	$—	($4,378)	$4,378	$—	$—	$—

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
**	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after

96

 Schwab Active Equity Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended October 31, 2010. There were no significant transfers between Level 1 and Level 2 for the period ended October 31, 2010. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

The funds entered into equity index futures contracts (“futures”) during the period from November 1, 2009 through October 31, 2010. The funds invested in futures contracts to gain market exposure while still keeping a small portion of assets in cash for business operations. The fair value and variation margin for any futures contracts held at October 31, 2010 and the realized/unrealized gains (losses) on futures contracts held during the period ended October 31, 2010 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to Financial Note 2(b) for the funds’ accounting policies with respect to futures contracts and Financial Note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the monthly average contract value of futures contracts held by the funds and the monthly average number of contracts were as follows:

	Contract Values	Number of Contracts

Schwab Premier Equity Fund	$5,295,756	96
Schwab Core Equity Fund	20,233,088	367
Schwab Dividend Equity Fund	9,497,494	172
Schwab Large-Cap Growth Fund	3,193,400	58
Schwab Small-Cap Equity Fund	4,688,554	74
Schwab Hedged Equity Fund	6,924,758	125
Schwab Financial Services Fund	444,078	8
Schwab Health Care Fund	7,883,223	143
Schwab International Core Equity Fund	—	—

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The accounting for forwards is treated similar to that of futures contracts in that gains and losses are accounted for as unrealized gains or losses until the contracts settles and such amounts are accounted for as realized.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of their securities to another party (the “borrower”). When the fund lends securities, the borrower provides cash, U.S. government securities or letters of credit as collateral against the loans in an amount at least equal to 100% of the market value of the loaned securities. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. The investments of collateral are mark-to-market daily and the value of the collateral must be at least 100% of the market value of the loan securities each day. If the value of the collateral falls below 100%, it will be adjusted the following day.

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The funds’ repurchase agreements are fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

 97

 Schwab Active Equity Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Short Sales: When a fund sells securities short (sell securities it does not own), the fund identifies assets worth at least 100% of the value of the short securities as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the short position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting. These realized and unrealized foreign exchange gains and losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Dividends accrued on securities sold short are recorded as an expense on the fund’s records and presented in the Statement of Operations. The fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds may record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income, if any, once a year, with the exception of Schwab Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains, if any, once a year.

98

 Schwab Active Equity Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by funds and are disclosed in the Statement of Operations. Foreign taxes payable as of October 31, 2010, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to the funds to be remote.

3. Risk factors

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to those described below. Any of these risks could cause a shareholder to lose money.

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

The funds’ investment adviser makes investment decisions for the funds using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

 99

 Schwab Active Equity Funds

Financial Notes (continued)

3. Risk factors (continued)

A fund’s use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund.

A fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.

Certain funds engage in short sales transactions. Short sales are transactions in which a fund sells a security it does not own. To complete a short sale, a fund must borrow the security to deliver to the buyer. A fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by a fund, and a fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security. A fund’s use of short selling may reduce the risk of general equity market volatility, but cannot completely eliminate the risk.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share, and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market as a whole and are likely to have above-average volatility.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to each fund, CSIM is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Schwab
	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	International
% of Average	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged	Core
Daily net assets	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund	Equity Fund

Flat rate	0.73%	0.47%	0.62%	0.72%	0.81%	1.05%	0.58%

100

 Schwab Active Equity Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

	Schwab	Schwab
% of Average	Financial	Health Care
Daily net assets	Services Fund	Fund

First $500 million	0.54%	0.54%
$500 million to $1 billion	0.515%	0.515%
Over $1 billion	0.49%	0.49%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholder of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the funds to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

1.02%	0.75%	0.89%	0.99%	1.12%	1.33% *

Schwab	Schwab	Schwab
Financial	Health Care	International
Services Fund	Fund	Core Equity Fund

0.94%	0.82%	0.86%

*	Excludes dividend and interest paid on securities sold short.

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each Schwab Active Equity Fund owned by other Schwab Funds as of October 31, 2010.

	Schwab	Schwab	Schwab
	Core	Dividend	Small-Cap
	Equity Fund	Equity Fund	Equity Fund

Schwab Target Funds:
Schwab Target 2010	0.3%	0.1%	0.9%
Schwab Target 2015	0.2%	0.1%	0.7%
Schwab Target 2020	1.8%	0.6%	5.2%
Schwab Target 2025	0.5%	0.2%	1.7%
Schwab Target 2030	2.8%	0.9%	9.4%
Schwab Target 2035	0.5%	0.2%	1.6%
Schwab Target 2040	2.9%	0.9%	9.1%
Schwab Balanced Fund	2.5%	—%	—%

 101

 Schwab Active Equity Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may also let a related party own shares of the funds. As of October 31, 2010, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total share of the Schwab Dividend Equity Fund is 4.2%.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the year ended October 31, 2010, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Premier Equity Fund	$399,106
Schwab Core Equity Fund	123,200
Schwab Dividend Equity Fund	—
Schwab Large-Cap Growth Fund	21,241,058
Schwab Small-Cap Equity Fund	—
Schwab Hedged Equity Fund	—
Schwab Financial Services Fund	—
Schwab Health Care Fund	—
Schwab International Core Equity Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

102

 Schwab Active Equity Funds

Financial Notes (continued)

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended October 31, 2010, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Premier Equity Fund	$251,096,822	$377,877,871
Schwab Core Equity Fund	871,835,198	965,571,419
Schwab Dividend Equity Fund	486,045,067	585,564,886
Schwab Large-Cap Growth Fund	176,517,845	358,684,523
Schwab Small-Cap Equity Fund	132,061,728	157,873,675
Schwab Hedged Equity Fund*	352,172,537	394,034,798
Schwab Financial Services Fund	31,083,108	48,832,958
Schwab Health Care Fund	150,133,387	234,581,384
Schwab International Core Equity Fund**	45,532,042	85,457,452

*	Including securities sold short.
**	Purchase of securities excludes the impact of investment activity resulting from a merger with another fund. (See financial note 11)

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/01/09-10/31/10)	(11/01/08-10/31/09)

Schwab Premier Equity Fund	$1,206	$2,857
Schwab Core Equity Fund	18,637	73,895
Schwab Dividend Equity Fund	48,892	34,884
Schwab Large-Cap Growth Fund	4,942	15,393
Schwab Small-Cap Equity Fund	3,469	2,463
Schwab Hedged Equity Fund	4,954	61,799
Schwab Financial Services Fund	9,664	17,772
Schwab Health Care Fund	5,454	19,050
Schwab International Core Equity Fund	4,244	940

9. Federal Income Taxes:

As of October 31, 2010, the components of distributable earnings on a tax-basis were as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Undistributed Ordinary income	$630,576	$13,724,065	$121,782	$682,707	$—	$—
Undistributed long-term capital gains	—	—	—	—	—	—
Unrealized appreciation	44,302,233	242,509,885	178,814,321	41,405,859	39,443,144	46,728,881
Unrealized depreciation	(7,624,899)	(69,770,214)	(63,183,208)	(2,885,566)	(9,585,821)	(10,468,208)
Other unrealized appreciation/(depreciation)	—	28	2	—	—	(9,216,798)

Net unrealized appreciation/(depreciation)	$36,677,334	$172,739,699	$115,631,115	$38,520,293	$29,857,323	$27,043,875

 103

 Schwab Active Equity Funds

Financial Notes (continued)

9. Federal Income Taxes (continued):

	Schwab	Schwab	Schwab
	Financial	Health Care	International Core
	Services Fund	Fund	Equity Fund

Undistributed Ordinary income	$81,681	$4,836,584	$1,197,557
Undistributed long-term capital gains	—	—	—
Unrealized appreciation	5,767,916	64,662,652	7,697,135
Unrealized depreciation	(3,907,048)	(10,676,005)	(1,316,515)
Other unrealized appreciation/(depreciation)	—	23,036	10,090

Net unrealized appreciation/(depreciation)	$1,860,868	$54,009,683	$6,390,710

The primary differences between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments are Passive Foreign Investment Companies (PFIC), Partnerships and the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2010, the following funds had capital loss carryforwards available to offset net capital gains before the expiration dates:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
Expiration Date	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

October 31, 2015	—	$3,222,454	—	—	—	$12,496,583
October 31, 2016	$23,348,889	75,023,586	$12,631,762	$38,870,382	$26,969,432	—
October 31, 2017	166,518,485	244,576,259	204,730,679	58,253,697	64,171,318	18,640,727

Total	$189,867,374	$322,822,299 *	$217,362,441	$97,124,079	$91,140,750	$31,137,310

	Schwab	Schwab	Schwab
	Financial	Health Care	International
Expiration Date	Services Fund	Fund	Core Equity Fund

October 31, 2016	$8,786,044	$4,084,263	—
October 31, 2017	28,673,848	39,971,669	$19,601,827
October 31, 2018	170,394	—	—

Total	$37,630,286	$44,055,932	$19,601,827 *

*	The Schwab Core Equity Fund and Schwab International Core Equity Fund has capital loss carryforwards acquired via merger which are subject to certain annual limitations in regard to availability to offset potential future capital gains.

As of December 3rd, 2009 the Schwab International Core Equity Fund acquired the Laudus Rosenberg International Equity Fund via a merger transaction (see financial note 11). As of the merger date, the funds had net capital loss carryforwards of $21,106,143 and $38,213,130, respectively. Due to limitations as a result of two subsequent significant redemptions, the net capital loss carryforward on the surviving fund has been permanently reduced by $38,607,799.

As of October 31, 2010, capital losses utilized were as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Capital losses utilized	$34,730,606	$26,032,693	$31,239,735	$19,956,098	$20,921,083	$22,497,858

	Schwab	Schwab	Schwab
	Financial	Health Care	International
	Services Fund	Fund	Core Equity Fund

Capital losses utilized	$—	$4,084,395	$1,219,943

104

 Schwab Active Equity Funds

Financial Notes (continued)

9. Federal Income Taxes (continued):

The tax-basis components of distributions paid during the current and prior periods were:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Current period distributions
Ordinary income	$2,109,100	$18,916,913	$23,865,611	$2,274,429	$—	$—
Long-term capital gains	—	—	—	—	—	—
Prior period distributions
Ordinary income	$4,372,947	$23,929,574	$28,640,413	$1,995,887	$35,897	$323,723
Long-term capital gains	—	—	—	—	—	—

	Schwab	Schwab	Schwab
	Financial	Health Care	International Core
	Services Fund	Fund	Equity Fund

Current period distributions
Ordinary income	$407,141	$4,113,182	$911,920
Long-term capital gains	—	—	—
Prior period distributions
Ordinary income	$1,346,722	$3,759,719	$459,898
Long-term capital gains	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as PFICs, REITs, non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2010, the funds made the following reclassifications:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Capital Shares	$—	$3,063,540	$—	$—	($554,304)	($2,205,036)
Undistributed net investment income	(7,208)	(740,873)	(531,116)	(23,653)	554,304	1,746,653
Net realized capital gains and (losses)	7,208	(2,322,667)	531,116	23,653	—	458,383

	Schwab	Schwab	Schwab
	Financial	Health Care	International Core
	Services Fund	Fund	Equity Fund

Capital Shares	$—	$—	$108,592
Undistributed net investment income	(10,230)	57,693	254,340
Net realized capital gains and (losses)	10,230	(57,693)	(362,932)

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no

 105

 Schwab Active Equity Funds

Financial Notes (continued)

9. Federal Income Taxes (continued):

provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2010, the fund did not incur any interest or penalties.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

11. Reorganization:

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Laudus U. S. MarketMasters Fund were transferred to the Schwab Core Equity Fund. The reorganization was completed at the close of business on May 21, 2009. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/ depreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
	Schwab	Laudus U.S.	Schwab
	Core Equity Fund	MarketMasters Fund	Core Equity Fund

Shares:
Investor Shares	109,541,260	7,237,206	115,205,413
Select Shares	—	569,790	—
Net Assets:
Investor Shares	$1,340,412,152	$64,249,702	$1,409,724,054
Select Shares	—	$5,062,200	—
Net Asset Value:
Investor Shares	$12.24	$8.88	$12.24
Select Shares	—	$8.88	—
Net unrealized appreciation/(depreciation)	($266,479,238)	($6,518,334)	($272,997,572)

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Laudus Rosenberg International Equity Fund were transferred to the Schwab International Core Equity Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on December 3, 2009. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/ depreciation immediately before and after the reorganization.

106

 Schwab Active Equity Funds

Financial Notes (continued)

11. Reorganization (continued):

	Before Reorganization		After Reorganization
	Schwab	Laudus Rosenberg	Schwab
	International	International	International
	Core Equity Fund	Equity Fund	Core Equity Fund

Shares:
Investor Shares	—	1,107,885	—
Select Shares	—	5,807,283	—
Institutional Shares	5,312,310	—	12,593,773
Net Assets:
Investor Shares	$—	$8,781,776	$—
Select Shares	$—	$45,867,291	$—
Institutional Shares	$39,870,120	$—	$94,519,187
Net Asset Value:
Investor Shares	$—	$7.93	$—
Select Shares	$—	$7.90	$—
Institutional Shares	$7.51	$—	$7.51
Net unrealized appreciation/(depreciation)	$3,421,737	$6,247,130	$9,668,867
Market value of investments	$39,729,753	$54,556,067	$94,285,820
Cost of investments	$36,308,016	$48,308,937	$84,616,953

Assuming the acquisition had been completed on November 1, 2009, the beginning of the current reporting period of Schwab International Core Equity Fund, Schwab International Core Equity Fund’s pro forma results of operations for the period ended October 31, 2010, are as follows:

Net investment income	$1,076,583
Net realized/unrealized gain on investments	$3,530,168
Net increase in net assets resulting from operations	$4,606,751

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Laudus Rosenberg International Equity Fund that have been included in Schwab International Core Equity Fund’s Statement of Operation since December 3, 2009.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Schwab Financial Services Fund, Schwab Health Care Fund, and Schwab International Core Equity Fund (nine of the portfolios constituting Schwab Capital Trust, hereafter referred to as the “Funds”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 15, 2010

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Other Federal Tax Information (unaudited)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2010, qualify for the corporate dividends received deduction:

Percentage

Schwab Premier Equity Fund	100
Schwab Core Equity Fund	100
Schwab Dividend Equity Fund	100
Schwab Large-Cap Growth Fund	100
Schwab Small-Cap Equity Fund	—
Schwab Hedged Equity Fund	—
Schwab Financial Services Fund	100
Schwab Health Care Fund	100
Schwab International Core Equity Fund	—

For the fiscal year ended October 31, 2010, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2011 via IRS form 1099 of the amounts for use in preparing their 2010 income tax return.

Schwab Premier Equity Fund	$2,109,100
Schwab Core Equity Fund	18,916,913
Schwab Dividend Equity Fund	23,865,611
Schwab Large-Cap Growth Fund	2,274,429
Schwab Small-Cap Equity Fund	—
Schwab Hedged Equity Fund	—
Schwab Financial Services Fund	407,141
Schwab Health Care Fund	4,113,182
Schwab International Core Equity Fund	1,046,758

Schwab International Core Equity Fund elects to pass through under section 853 of the Internal Revenue Code foreign tax credit of $134,838 to its shareholders for the year ended October 31, 2010. The respective foreign source income on the fund is $1,618,359.

 109

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Schwab Financial Services Fund, Schwab Health Care Fund and Schwab International Core Equity Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 28, 2010, and June 3, 2010, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 3, 2010. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange-traded funds and other accounts;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the

110

performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds, exchange-traded funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to Schwab Financial Services Fund and Schwab Health Care Fund that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 111

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 84 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 2000.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	73	None

112

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	73	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	84	None

 113

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Funds (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Funds (Nov. 1998 – present) and Schwab ETFs (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

114

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 115

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call one of the numbers below.

Schwab Funds® direct investors:  1-800-407-0256

© 2010 Schwab Funds. All rights reserved.

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
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Annual report dated October 31, 2010 enclosed.

Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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Schwab Equity Index Funds

Annual Report
October 31, 2010

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	16.50%

S&P 500® Index	16.52%
Fund Category: Morningstar Large-Cap Blend	15.53%

Performance Details	pages 6-7

Schwab 1000 Index® Fund (Ticker Symbol: SNXFX)	17.51%

Schwab 1000 Index®	18.05%
Fund Category: Morningstar Large-Cap Blend	15.53%

Performance Details	pages 8-9

Schwab Small-Cap Index Fund® (Ticker Symbol: SWSSX)	27.85%

Schwab Small-Cap Index®	28.08%
Fund Category: Morningstar Small-Cap Blend	25.22%

Performance Details	pages 10-11

Schwab Total Stock Market Index Fund® (Ticker Symbol: SWTSX)	18.53%

Dow Jones U.S. Total Stock Market IndexSM	18.76%
Fund Category: Morningstar Large-Cap Blend	15.53%

Performance Details	pages 12-13

Schwab International Index Fund® (Ticker Symbol: SWISX)[1]	9.31%

Schwab International Index®	8.05%
Fund Category: Morningstar Foreign Large-Cap Blend	12.54%

Performance Details	pages 14-15

Minimum Initial Investment[2]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[2]	Please see prospectus for further details and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the year that ended October 31, 2010, many investors wrestled with news that was mostly negative—the recovery of the U.S. economy remained tepid, unemployment stayed stubbornly high, and the housing market remained weak. In spite of these events, nearly all stock and bond markets produced positive returns, both in the United States and abroad.

The bellwether S&P 500 Index gained 16.52% during the year and international stock markets also rewarded investors as indicated by a return of 8.82% in the MSCI EAFE Index. Growth stocks generally fared better than value stocks in large-, mid-, and small-cap sectors.

For the year ending October 31, 2010, the five Schwab Equity Index Funds generated positive total returns that were in line with their respective comparative indices. The funds’ returns reflected the improving investment results of both the U.S. and international stock markets, particularly in the latter part of the period. The Schwab Equity Index Funds seek investment results that correspond to their respective indices. Please read the fund managers’ discussion and analysis on the following pages for more details.

At Schwab, we encourage investors to review their investment strategy periodically in the context of their tolerance for risk, timeline, and established investment plan.

If you have any questions about the Schwab Equity Index Funds or any other Schwab Funds, please call us at 1-800-435-4000. Please also see www.schwabfunds.com for details on each fund including performance results, investment strategy, and prospectus.

Thank you for investing with us.

Sincerely,

Schwab Equity Index Funds 3

The Investment Environment

The past 12 months produced significant positive returns in nearly all major equity and fixed income markets, despite various economic indicators falling short of expectations here in the United States and abroad. Domestic equity markets fared better than international, and growth stocks outperformed value stocks in large-, mid-, and small-cap categories. In the credit markets, inflation-protected bonds were the best performers and U.S. Treasuries had the poorest returns, though they also had solid performance for the 12 months under review.

The return for the S&P 500 Index, which is usually seen as a bellwether for U.S. financial markets, was positive at 16.52%. The international stock markets also had solid overall returns, and the MSCI EAFE Index (Gross) returned 8.82%. In fixed-income, the Barclays Capital U.S. Aggregate Bond Index returned 8.01%, while the Barclays Capital U.S. TIPS Index returned 10.42%, and the Barclays Capital U.S. Treasury Index returned 7.20% for the reporting period.

In a press release dated November 3, 2010, the Federal Reserve (the Fed) described information it had received since its meeting in September 2010, and noted that the pace of recovery in output and employment remained slow. Moreover, persistent high unemployment, coupled with depressed housing prices and a rise in foreclosures, continued to work against the U.S. economic recovery process. In the U.S. fixed income markets, accommodative Fed policy in the form of a near-zero federal funds rate remained intact, and several recent statements from the Fed affirmed that rates will remain low for an extended period of time. Also in November’s press release, the Fed stated that it intended to purchase up to $600 billion of longer-term U.S. Treasuries by the end of the second quarter in 2011.

At the international level, financial markets fluctuated during the reporting period. Ongoing concerns regarding the debt obligations of Greece, Spain, Ireland, and other European countries continued to capture the attention of central banks and resulted in the progressive downgrading of debt in those countries. The news caused temporary turmoil in the U.S. and global financial markets in early May 2010. While there has been some rebounding to pre-May levels in the markets, central banks remain attentive to debt ratios, monetary exchange rates, interest rates, and inflation measurements.

During the reporting period, two economic events caused volatility in the equity and fixed income markets. First, was the Deepwater Horizon oil spill in the Gulf of Mexico on April 20, 2010. The costs—in terms of environmental impact and loss of oil—affected energy-related stocks, which declined on the news. For the reporting period, the Energy Sector was the weakest performing sector in the S&P 500 Index. Second, investor confidence in the United States and abroad was further shaken on May 6, 2010, when the Dow Jones Industrial Average dropped 999 points, within a 30-minute timeframe, before partially regaining some of the decline. The equity market event was subsequently named the “flash crash.” As a result of the flash crash, more than 16,000 trades were cancelled by the major U.S. stock exchanges.

On a more general note in the United States, real Gross Domestic Product (GDP) growth remained lower than hoped for during the reporting period, with the Bureau of Economic Analysis estimating that GDP grew at a rate of 2.0% for the third quarter of 2010. Likewise, the national unemployment rate—as reported by the Bureau of Labor Statistics—was an ongoing concern and hovered just below 10% throughout the 12-month period. Finally, high delinquencies, foreclosures, and stalled foreclosures weighed heavily on the housing sector. The discovery that some institutions had improper or incomplete paperwork on original loan documents brought at least a temporary halt to some foreclosures.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.52%	S&P 500® Index: measures U.S. large-cap stocks

26.58%	Russell 2000® Index: measures U.S. small-cap stocks

8.82%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

8.01%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.11%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Equity Index Funds

Fund Management

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund, and the Schwab International Index Fund, and co-management of each of the remaining funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except the Schwab Total Stock Market Index Fund and the Schwab International Index Fund. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

The Schwab S&P 500 Index Fund (the fund) seeks to track the total return of the S&P 500 Index. To pursue its goal, the fund generally invests in stocks that are included in the S&P 500 Index. The fund generally gives the same weight to a given stock as the index does. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 16.50% for the 12-month period, while its comparative index, the S&P 500 Index (the index), returned 16.52%. Unlike the fund, the index does not include operational and transactional costs. During the period, the fund utilized a replication approach.

The fund’s tight allocation across all sectors, market capitalization, and valuation measures—compared to the index—kept the fund’s performance close to the index’s. Every sector posted positive returns. The best absolute performers were Consumer Discretionary and Industrials. Information Technology, having the largest weight, contributed the most to index and fund returns. Consumer Discretionary was the next largest contributor to index and fund returns. The least positive absolute performers for the fund and the index were Financials and Energy, whereas, the weakest contributors to both were Utilities and Telecommunication Services.

As of 10/31/10:
 Style Assessment1

 Statistics

Number of Holdings	503
Weighted Average Market Cap ($ x 1,000,000)	$82,040
Price/Earnings Ratio (P/E)	16.2
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	2%

 Sector Weightings % of Investments

Information Technology	19.3%
Financials	15.3%
Health Care	11.5%
Consumer Staples	11.2%
Energy	11.1%
Industrials	10.7%
Consumer Discretionary	10.6%
Materials	3.6%
Utilities	3.5%
Telecommunication Services	3.1%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Exxon Mobil Corp.	3.2%
Apple, Inc.	2.5%
Microsoft Corp.	1.9%
International Business Machines Corp.	1.7%
The Procter & Gamble Co.	1.7%
Johnson & Johnson	1.6%
General Electric Co.	1.6%
AT&T, Inc.	1.6%
Chevron Corp.	1.5%
Google, Inc., Class A	1.4%
Total	18.7%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Pre-Tax Average Annual Total Returns1,2,3,5

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)	16.50%	1.75%	-0.06%
S&P 500® Index	16.52%	1.73%	-0.02%
Fund Category: Morningstar Large-Cap Blend	15.53%	1.57%	0.69%

Fund Expense Ratios4: Net 0.09%; Gross 0.10%

 Average Annual Total Returns After Tax1,2,3,5

	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)
Pre-Liquidation (still own shares)	16.26%	1.46%	-0.46%
Post-Liquidation (shares were sold)	11.01%	1.48%	-0.23%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	13.37%	0.39%	-0.25%
Post-Liquidation (shares were sold)	9.06%	0.81%	0.16%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.

Schwab Equity Index Funds 7

Schwab 1000 Index® Fund

The Schwab 1000 Index Fund (the fund) seeks to match the total return of the Schwab 1000 Index. To pursue its goal, the fund generally invests in stocks that are included in the Schwab 1000 Index. The fund generally gives the same weight to a given stock as the index does. The Schwab 1000 Index includes the stocks of the largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 17.51% for the 12-month period, while its comparative index, the Schwab 1000 Index (the index), returned 18.05%. Unlike the fund, the index does not include operational and transactional costs. During the period, the fund utilized a replication approach. The fund uses certain management techniques in seeking to enhance its after-tax performance. These strategies, while helping the fund reduce capital gain distributions, may result in a variance from the fund’s index.

The fund’s tight allocation across all sectors, market capitalization, and valuation measures—compared to the index—kept the fund’s performance close to the index’s.

Every sector posted positive returns. The best absolute performers were Consumer Discretionary and Industrials. Information Technology, having the largest weight, contributed the most to index and fund returns. Consumer Discretionary was the next largest contributor to index and fund returns. The least positive absolute performers for the fund and the index were Financials and Energy, whereas, the weakest contributors to both were Utilities and Telecommunication Services.

As of 10/31/10:
 Style Assessment1

 Statistics

Number of Holdings	975
Weighted Average Market Cap ($ x 1,000,000)	$73,605
Price/Earnings Ratio (P/E)	16.6
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	5%

 Sector Weightings % of Investments

Information Technology	18.9%
Financials	15.4%
Health Care	11.5%
Consumer Discretionary	11.2%
Industrials	10.9%
Energy	10.7%
Consumer Staples	10.5%
Materials	4.1%
Utilities	3.7%
Telecommunication Services	3.0%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Exxon Mobil Corp.	2.8%
Apple, Inc.	2.3%
Microsoft Corp.	1.7%
International Business Machines Corp.	1.5%
The Procter & Gamble Co.	1.5%
Johnson & Johnson	1.4%
General Electric Co.	1.4%
AT&T, Inc.	1.4%
Chevron Corp.	1.4%
Google, Inc., Class A	1.3%
Total	16.7%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Pre-Tax Average Annual Total Returns1,2,3,5

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)	17.51%	1.92%	0.25%
Schwab 1000 Index®	18.05%	2.20%	0.54%
Fund Category: Morningstar Large-Cap Blend	15.53%	1.57%	0.69%

Fund Expense Ratios4: Net 0.29%; Gross 0.35%

 Average Annual Total Returns After Tax1,2,3,5

	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)
Pre-Liquidation (still own shares)	17.20%	1.67%	-0.07%
Post-Liquidation (shares were sold)	11.73%	1.62%	0.08%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	13.37%	0.39%	-0.25%
Post-Liquidation (shares were sold)	9.06%	0.81%	0.16%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Investor Shares. Accordingly, the past performance shown is that of the fund’s former Investor Shares.

Schwab Equity Index Funds 9

Schwab Small-Cap Index Fund®

The Schwab Small-Cap Index Fund (the fund) seeks to track the total return of the Schwab Small-Cap Index. To pursue its goal, the fund generally invests in stocks that are included in the Schwab Small-Cap Index. The fund generally gives the same weight to a given stock as the index does. The Schwab Small-Cap Index includes the stocks of the second-largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of small-cap U.S. stocks. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 27.85% while its comparative index, the Schwab Small-Cap Index (the index), returned 28.08%. Unlike the fund, the index does not include operational and transactional costs. During the period, the fund utilized a replication approach.

The fund’s tight allocation across all sectors, market capitalization, and valuation measures—compared to the index—kept the fund’s performance close to the index’s. Every sector posted positive returns. The best absolute performers were Consumer Discretionary and Materials. Information Technology and Financials contributed the most to index performance, while Consumer Discretionary and Information Technology contributed the most to fund performance. The weakest absolute performers for the fund and the index were Financials and Health Care, though both returned over 19%. For the fund, the least positive absolute performers were Financials and Telecommunication Services, though both returned over 16%. In terms of contribution to the fund and the index, Telecommunication Services and Utilities were the weakest.

As of 10/31/10:
 Style Assessment1

 Statistics

Number of Holdings	970
Weighted Average Market Cap ($ x 1,000,000)	$1,169
Price/Earnings Ratio (P/E)	84.9
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	33%

 Sector Weightings % of Investments

Financials	19.7%
Information Technology	18.6%
Industrials	16.9%
Consumer Discretionary	14.8%
Health Care	11.6%
Energy	5.9%
Materials	4.9%
Consumer Staples	3.2%
Utilities	3.0%
Telecommunication Services	1.2%
Other	0.2%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Ares Capital Corp.	0.3%
Popular, Inc.	0.3%
Hill-Rom Holdings, Inc.	0.3%
American Capital Ltd.	0.3%
Polaris Industries, Inc.	0.3%
Brigham Exploration Co.	0.3%
Deckers Outdoor Corp.	0.3%
CBL & Associates Properties, Inc.	0.3%
Alterra Capital Holdings Ltd.	0.3%
AMERIGROUP Corp.	0.3%
Total	3.0%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Pre-Tax Average Annual Total Returns1,2,3,5

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)	27.85%	4.23%	4.73%
Schwab Small-Cap Index®	28.08%	4.40%	4.80%
Fund Category: Morningstar Small-Cap Blend	25.22%	2.78%	6.36%

Fund Expense Ratios4: Net 0.19%; Gross 0.20%

 Average Annual Total Returns After Tax1,2,3,5

	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	27.68%	2.91%	3.49%
Post-Liquidation (shares were sold)	18.28%	3.34%	3.60%

Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	23.41%	1.13%	4.85%
Post-Liquidation (shares were sold)	15.40%	1.72%	4.89%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Equity Index Funds 11

Schwab Total Stock Market Index Fund®

The Schwab Total Stock Market Index Fund (the fund) seeks to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market Index. To pursue its goal, the fund generally invests in stocks that are included in The Dow Jones U.S. Total Stock Market Index. The fund generally gives the same weight to a given stock as the index does. The Dow Jones U.S. Total Stock Market Index includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available—currently more than 6,000 stocks. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 18.53%, for the 12-month reporting period, while its comparative index, the Dow Jones U.S. Total Stock Market Index (the index), returned 18.76%. Unlike the fund, the index does not include operational and transactional costs. During the period, the fund utilized a sampling approach.

The fund’s tight allocation across all sectors, market capitalization, and valuation measures—compared to the index—kept its performance close to the index’s. Every sector posted positive returns. The best absolute performers for the fund and the index were Consumer Discretionary and Industrials, while Information Technology contributed the most to index and fund returns.

Stocks with smaller market capitalization outperformed their larger-cap counterparts, and from a valuation perspective, returns for all price-to-earnings and price-to-book groups had positive, evenly-distributed performance. The least positive absolute performers for the fund and the index were Financials and Energy, whereas, the weakest contributors to both were Utilities and Telecommunication Services.

As of 10/31/10:
 Style Assessment1

 Statistics

Number of Holdings	2,274
Weighted Average Market Cap ($ x 1,000,000)	$67,060
Price/Earnings Ratio (P/E)	17.9
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate	3%

 Sector Weightings % of Investments

Information Technology	19.0%
Financials	16.0%
Health Care	11.5%
Consumer Discretionary	11.3%
Industrials	11.0%
Energy	10.3%
Consumer Staples	9.6%
Materials	4.1%
Utilities	3.6%
Telecommunication Services	2.8%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Exxon Mobil Corp.	2.6%
Apple, Inc.	2.1%
Microsoft Corp.	1.6%
International Business Machines Corp.	1.4%
The Procter & Gamble Co.	1.4%
Johnson & Johnson	1.3%
General Electric Co.	1.3%
AT&T, Inc.	1.3%
Chevron Corp.	1.2%
Berkshire Hathaway, Inc., Class B	1.2%
Total	15.4%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

“Dow Jones” and “The Dow Jones U.S. Total Stock Market IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Pre-Tax Average Annual Total Returns1,2,3,5

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)	18.53%	2.39%	0.97%
Dow Jones U.S. Total Stock Market IndexSM	18.76%	2.36%	0.94%
Fund Category: Morningstar Large-Cap Blend	15.53%	1.57%	0.69%

Fund Expense Ratios4: Net 0.09%; Gross 0.12%

 Average Annual Total Returns After Tax1,2,3,5

	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)
Pre-Liquidation (still own shares)	18.24%	2.08%	0.61%
Post-Liquidation (shares were sold)	12.37%	1.97%	0.65%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	13.37%	0.39%	-0.25%
Post-Liquidation (shares were sold)	9.06%	0.81%	0.16%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Equity Index Funds 13

Schwab International Index Fund®

The Schwab International Index Fund (the fund) seeks to track the total return of the Schwab International Index. To pursue its goal, the fund generally invests in stocks that are included in the Schwab International Index. Schwab International Index includes stocks of 350 of the largest publicly traded companies from selected countries outside the United States. For more information on the fund’s objective and strategy, please see the fund’s prospectus.

The fund returned 9.31% for the 12-month period, while its comparative index, the Schwab International Index (the index), returned 8.05%. Unlike the fund, the index does not include operational and transactional costs. During the period, the fund utilized a replication approach.

The fund’s tight allocation across all sectors, market caps, and valuation measures—compared to the index—kept the fund’s performance close to the index’s performance. However, two elements, beyond the individual stocks the fund held, were important to the fund’s performance. A part of the fund’s outperformance was attributed to timing differences in foreign exchange calculations.* Fair valuation of the fund’s holdings on the last trading day of the current period also had a positive impact on the fund’s return relative to the index (see financial note 2 for more information). While both of these elements contributed positively to fund performance, these effects could be negative during other periods.

Almost all sectors posted positive returns. Materials and Consumer Staples were the best contributors to fund performance, while Consumer Discretionary and Materials were the top contributors to the index. The weakest contributors and absolute performers for the fund and the index were Energy and Financials. From a country standpoint, the top absolute performers were Denmark and Hong Kong. Greece was the worst performer. The countries contributing most to the index return were the United Kingdom and Canada.

As of 10/31/10:

 Style Assessment1

 Country Weightings % of Equity Investments

United Kingdom	21.0%
Japan	14.6%
France	10.4%
Canada	9.4%
Germany	8.5%
Switzerland	8.2%
Australia	7.3%
Spain	3.9%
Italy	3.0%
Hong Kong	2.5%
Other	11.2%
Total	100.0%

 Statistics

Number of Holdings	357
Weighted Average Market Cap ($ x 1,000,000)	$60,686
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	13%

 Sector Weightings % of Investments

Financials	26.6%
Materials	10.8%
Energy	10.7%
Consumer Staples	10.5%
Industrials	8.9%
Health Care	8.7%
Consumer Discretionary	7.9%
Telecommunication Services	6.5%
Utilities	5.1%
Information Technology	3.9%
Other	0.4%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Nestle S.A. - Reg’d	2.0%
HSBC Holdings plc	2.0%
Novartis AG - Reg’d	1.6%
Vodafone Group plc	1.5%
BHP Billiton Ltd.	1.5%
Total S.A.	1.4%
BP plc	1.4%
Royal Dutch Shell plc, Class A	1.3%
Telefonica S.A.	1.2%
Banco Santander S.A.	1.1%
Total	15.0%

Manager views and portfolio holdings may have changed since the report date.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

*	Typically, the securities in the index are valued using foreign exchange rates obtained at the close of the London foreign currency exchange (11:00 AM EST), using exchange rates in place at that time. Securities in the fund, however, are valued using foreign exchange rates obtained at the close of the New York foreign currency exchange (4:00 PM EST). This difference in closing times can result in different foreign currency exchange rates between the two exchanges, and thus different foreign currency exchange rates used in the valuation of the index’s and fund’s securities.
[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance Summary as of 10/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2000 – October 31, 2010
Performance of a Hypothetical
$10,000 Investment1,5

 Pre-Tax Average Annual Total Returns1,2,3,5

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)	9.31%	3.32%	2.54%
Schwab International Index®	8.05%	3.54%	2.84%
Fund Category: Morningstar Foreign Large-Cap Blend	12.54%	3.71%	3.05%

Fund Expense Ratios4: Net 0.19%; Gross 0.23%

 Average Annual Total Returns After Tax1,2,3,5

	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	9.14%	2.95%	2.01%
Post-Liquidation (shares were sold)	6.84%	2.90%	1.98%

Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	9.94%	2.15%	1.73%
Post-Liquidation (shares were sold)	6.96%	2.50%	1.93%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (Net) (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Equity Index Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2010 and held through October 31, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/10	at 10/31/10	5/1/10–10/31/10

Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000	$1,007.50	$0.46
Hypothetical 5% Return	0.09%	$1,000	$1,024.75	$0.46

Schwab 1000 Index® Fund
Actual Return	0.29%	$1,000	$1,008.50	$1.47
Hypothetical 5% Return	0.29%	$1,000	$1,023.74	$1.48

Schwab Small-Cap Index Fund®
Actual Return	0.19%	$1,000	$983.10	$0.95
Hypothetical 5% Return	0.19%	$1,000	$1,024.25	$0.97

Schwab Total Stock Market Index Fund®
Actual Return	0.09%	$1,000	$1,008.90	$0.46
Hypothetical 5% Return	0.09%	$1,000	$1,024.75	$0.46

Schwab International Index Fund®
Actual Return	0.19%	$1,000	$1,063.30	$0.99
Hypothetical 5% Return	0.19%	$1,000	$1,024.25	$0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights, which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.

16 Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–		11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09[1]		10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	16.28	15.28		24.28	21.56	18.88

Income (loss) from investment operations:
Net investment income (loss)	0.35	0.20		0.44	0.41	0.37
Net realized and unrealized gains (losses)	2.31	1.22		(9.02)	2.68	2.65

Total from investment operations	2.66	1.42		(8.58)	3.09	3.02
Less distributions:
Distributions from net investment income	(0.24)	(0.42)		(0.42)	(0.37)	(0.34)

Net asset value at end of period	18.70	16.28		15.28	24.28	21.56

Total return (%)	16.50	9.81		(35.92)	14.50	16.18

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	0.13	[2]	0.19	0.19	0.19
Gross operating expenses	0.10	0.16		0.21	0.20	0.21
Net investment income (loss)	1.97	2.09		2.06	1.78	1.74
Portfolio turnover rate	2	3	[3]	3	2	3
Net assets, end of period ($ x 1,000,000)	10,007	8,718		2,598	4,345	4,038

1 Effective September 9, 2009, the Investor Share class, the e.Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
3 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund. (See financial note 11)

See financial notes 17

 Schwab S&P 500 Index Fund

Portfolio Holdings as of October 31, 2010

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	8,564,085,806	9,997,803,572
0.1%		Short-Term Investments	9,501,330	9,501,330

100.0%		Total Investments	8,573,587,136	10,007,304,902
0.1%		Collateral Invested for Securities on Loan	13,300,790	13,300,790
(0	.1)%	Other Assets and Liabilities, Net		(13,679,342)

100.0%		Net Assets		10,006,926,350

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.9% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	3,176,997	0.4	44,890,968
Other Securities		0.4	29,872,307

		0.8	74,763,275

Banks 2.8%
U.S. Bancorp	1,774,328	0.4	42,903,251
Wells Fargo & Co.	4,864,309	1.3	126,861,179
Other Securities		1.1	108,767,016

		2.8	278,531,446

Capital Goods 8.0%
3M Co.	658,619	0.6	55,468,892
Caterpillar, Inc.	577,162	0.5	45,364,933
General Electric Co.	9,950,352	1.6	159,404,639
The Boeing Co.	708,654	0.5	50,059,319
United Technologies Corp.	882,035	0.7	65,949,757
Other Securities		4.1	427,188,676

		8.0	803,436,216

Commercial & Professional Supplies 0.6%
Other Securities		0.6	58,461,695

Consumer Durables & Apparel 1.1%
Other Securities		1.1	109,410,996

Consumer Services 1.9%
McDonald’s Corp.	1,009,338	0.8	78,496,216
Other Securities		1.1	110,648,290

		1.9	189,144,506

Diversified Financials 7.1%
Bank of America Corp.	9,367,011	1.1	107,158,606
Citigroup, Inc. *	23,804,076	1.0	99,262,997
JPMorgan Chase & Co.	3,714,631	1.4	139,781,565
The Charles Schwab Corp. (b)	891,781	0.1	13,733,427
The Goldman Sachs Group, Inc.	480,169	0.8	77,283,201
Other Securities		2.7	270,254,093

		7.1	707,473,889

Energy 11.1%
Chevron Corp.	1,871,934	1.5	154,640,468
ConocoPhillips	1,388,390	0.8	82,470,366
Exxon Mobil Corp.	4,791,041	3.2	318,460,495
Occidental Petroleum Corp.	759,350	0.6	59,707,691
Schlumberger Ltd.	1,289,615	0.9	90,131,192
Other Securities		4.1	407,279,220

		11.1	1,112,689,432

Food & Staples Retailing 2.4%
Wal-Mart Stores, Inc.	1,867,102	1.0	101,140,915
Other Securities		1.4	140,707,448

		2.4	241,848,363

Food, Beverage & Tobacco 6.2%
Altria Group, Inc.	1,901,291	0.5	48,330,817
Kraft Foods, Inc., Class A	1,587,654	0.5	51,233,594
PepsiCo, Inc.	1,488,963	1.0	97,229,284
Philip Morris International, Inc.	1,735,046	1.0	101,500,191
The Coca-Cola Co.	2,170,228	1.3	133,078,381
Other Securities		1.9	188,724,307

		6.2	620,096,574

Health Care Equipment & Services 3.7%
Other Securities		3.7	373,033,773

Household & Personal Products 2.6%
The Procter & Gamble Co.	2,675,090	1.7	170,055,471
Other Securities		0.9	87,488,704

		2.6	257,544,175

Insurance 4.0%
Berkshire Hathaway, Inc., Class B *	1,591,030	1.3	126,582,347
Other Securities		2.7	271,500,036

		4.0	398,082,383

18 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 3.6%
Freeport-McMoRan Copper & Gold, Inc.	431,870	0.4	40,889,452
Other Securities		3.2	321,891,123

		3.6	362,780,575

Media 3.2%
Comcast Corp., Class A	2,616,164	0.5	53,840,655
The Walt Disney Co.	1,801,283	0.6	65,044,329
Other Securities		2.1	203,951,623

		3.2	322,836,607

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Abbott Laboratories	1,448,386	0.7	74,331,169
Amgen, Inc. *	907,459	0.5	51,897,580
Bristol-Myers Squibb Co.	1,612,264	0.4	43,369,902
Johnson & Johnson	2,577,325	1.6	164,098,283
Merck & Co., Inc.	2,880,714	1.0	104,512,304
Pfizer, Inc.	7,524,533	1.3	130,926,874
Other Securities		2.3	210,733,761

		7.8	779,869,873

Real Estate 1.5%
Other Securities		1.5	149,145,503

Retailing 3.6%
Amazon.com, Inc. *	324,190	0.5	53,536,736
The Home Depot, Inc.	1,552,250	0.5	47,933,480
Other Securities		2.6	260,398,179

		3.6	361,868,395

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	5,153,905	1.0	103,438,873
Other Securities		1.5	143,838,478

		2.5	247,277,351

Software & Services 9.3%
Google, Inc., Class A *	229,758	1.4	140,839,356
International Business Machines Corp.	1,190,690	1.7	170,983,084
Microsoft Corp.	7,184,631	1.9	191,398,570
Oracle Corp.	3,629,986	1.1	106,721,588
Other Securities		3.2	324,639,035

		9.3	934,581,633

Technology Hardware & Equipment 7.5%
Apple, Inc. *	847,740	2.5	255,059,534
Cisco Systems, Inc. *	5,323,628	1.2	121,538,427
Hewlett-Packard Co.	2,116,908	0.9	89,037,151
QUALCOMM, Inc.	1,496,265	0.7	67,526,440
Other Securities		2.2	215,530,513

		7.5	748,692,065

Telecommunication Services 3.1%
AT&T, Inc.	5,502,536	1.6	156,822,276
Verizon Communications, Inc.	2,648,178	0.9	85,986,340
Other Securities		0.6	66,942,684

		3.1	309,751,300

Transportation 2.0%
Union Pacific Corp.	471,475	0.4	41,338,928
United Parcel Service, Inc., Class B	932,518	0.6	62,795,762
Other Securities		1.0	100,233,643

		2.0	204,368,333

Utilities 3.5%
Other Securities		3.5	352,115,214

Total Common Stock
(Cost $8,564,085,806)			9,997,803,572

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.1% of net assets

Time Deposit 0.1%
Other Securities		0.1	7,139,229

U.S. Treasury Obligation 0.0%
Other Securities		0.0	2,362,101

Total Short-Term Investments
(Cost $9,501,330)			9,501,330

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	13,300,790	0.1	13,300,790

Total Collateral Invested for Securities on Loan
(Cost $13,300,790)			13,300,790

End of Collateral Invested for Securities on Loan

At 10/31/10 the tax basis cost of the fund’s investments was $8,623,364,927 and the unrealized appreciation and depreciation were $2,713,509,546 and ($1,329,569,571), respectively, with a net unrealized appreciation of $1,383,939,975.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust.

See financial notes 19

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 12/17/10	30	1,769,550	127,883

20 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $13,140,101 (cost $8,573,587,136)		$10,007,304,902
Cash		293
Collateral invested for securities on loan		13,300,790
Receivables:
Dividends		11,426,903
Fund shares sold		4,566,221
Income from securities on loan		51,144
Foreign tax reclaims		19,950
Due from broker for futures		5,588
Interest		18
Prepaid expenses	+	241,861

Total assets		10,036,917,670

Liabilities

Collateral held for securities on loan		13,300,790
Payables:
Investment adviser and administrator fees		45,085
Shareholder service fees		18,879
Fund shares redeemed		16,408,415
Accrued expenses	+	218,151

Total liabilities		29,991,320

Net Assets

Total assets		10,036,917,670
Total liabilities	−	29,991,320

Net assets		$10,006,926,350

Net Assets by Source
Capital received from investors		9,048,751,054
Net investment income not yet distributed		151,724,654
Net realized capital losses		(627,395,007)
Net unrealized capital gains		1,433,845,649

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$10,006,926,350		535,269,274		$18.70

See financial notes 21

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (including $214,027 from affiliated issuer and net of foreign withholding taxes of $14,963)		$194,852,379
Interest		18,994
Securities on loan	+	733,506

Total investment income		195,604,879

Expenses

Investment adviser and administrator fees		5,678,669
Shareholder service fees		1,847,326
Transfer agent fees		399,211
Shareholder reports		313,210
Portfolio accounting fees		237,600
Custodian fees		191,033
Registration fees		108,464
Professional fees		72,216
Trustees’ fees		71,903
Interest expense		758
Other expenses	+	372,911

Total expenses		9,293,301
Expense reduction by adviser and Schwab	−	610,252

Net expenses	−	8,683,049

Net investment income		186,921,830

Realized and Unrealized Gains (Losses)

Net realized gains on investments		38,825,577
Net realized gains on futures contracts	+	3,057,781

Net realized gains		41,883,358
Net unrealized gains on investments		1,201,500,649
Net unrealized losses on affiliated issuer		(1,730,055)
Net unrealized gains on futures contracts	+	155,158

Net unrealized gains	+	1,199,925,752

Net realized and unrealized gains		1,241,809,110

Increase in net assets resulting from operations		$1,428,730,940

22 See financial notes

 Schwab S&P 500 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$186,921,830	$119,853,100
Net realized gains (losses)		41,883,358	(14,387,310)
Net unrealized gains	+	1,199,925,752	387,771,569

Increase in net assets from operations		1,428,730,940	493,237,359

Distributions to Shareholders[1,2]

Distributions from net investment income
Investor Shares		—	61,218,780
Select Shares		130,372,304	70,328,964
e.Shares	+	—	4,259,161

Total distributions from net investment income		$130,372,304	$135,806,905

Transactions in Fund Shares1,2

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	28,532,699	$391,743,965
Select Shares		77,474,237	1,356,717,395	225,656,362	3,587,907,956
e.Shares	+	—	—	3,771,791	52,363,615

Total shares sold		77,474,237	$1,356,717,395	257,960,852	$4,032,015,536

Issued in connection with merger
Select Shares		—	$—	185,529,982	$3,008,644,483

Shares Reinvested
Investor Shares		—	$—	4,242,106	$58,541,060
Select Shares		6,889,298	118,013,668	4,509,670	62,413,840
e.Shares	+	—	—	272,580	3,758,878

Total shares reinvested		6,889,298	$118,013,668	9,024,356	$124,713,778

Shares Redeemed
Investor Shares		—	$—	(188,488,799)	($2,992,021,162)
Select Shares		(84,582,907)	(1,483,749,859)	(50,255,160)	(720,388,668)
e.Shares	+	—	—	(16,279,703)	(246,409,582)

Total shares redeemed		(84,582,907)	($1,483,749,859)	(255,023,662)	($3,958,819,412)

Net transactions in fund shares		(219,372)	($9,018,796)	197,491,528	$3,206,554,385

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		535,488,646	$8,717,586,510	337,997,118	$5,153,601,671
Total increase or decrease	+	(219,372)	1,289,339,840	197,491,528	3,563,984,839

End of period		535,269,274	$10,006,926,350	535,488,646	$8,717,586,510

Net investment income not yet distributed			$151,724,654		$95,245,212

[1]	Effective September 9, 2009, all outstanding Investor Shares (166,917,045 shares valued at $2,696,695,093) and e.Shares (10,428,150 shares valued at $168,446,946) combined with Select Shares, resulting in a single class of shares of the fund.
[2]	Effective September 9, 2009, all of the assets and liabilities of the Schwab Institutional Select S&P 500 Fund were transferred to the Schwab S&P 500 Index Fund (See financial note 11).

See financial notes 23

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–		11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09[1]		10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	31.00	28.69		45.81	40.40	35.31

Income (loss) from investment operations:
Net investment income (loss)	0.57 [2]	0.54	[2]	0.66 [2]	0.60 [2]	0.50 [2]
Net realized and unrealized gains (losses)	4.80	2.41		(17.13)	5.33	5.05

Total from investment operations	5.37	2.95		(16.47)	5.93	5.55
Less distributions:
Distributions from net investment income	(0.58)	(0.64)		(0.62)	(0.52)	(0.46)
Distributions from net realized gains	—	—		(0.03)	—	—

Total distributions	(0.58)	(0.64)		(0.65)	(0.52)	(0.46)

Net asset value at end of period	35.79	31.00		28.69	45.81	40.40

Total return (%)	17.51	10.72		(36.43)	14.81	15.84

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	0.38	[3]	0.49	0.48	0.49
Gross operating expenses	0.35	0.44		0.49	0.48	0.49
Net investment income (loss)	1.71	1.96		1.68	1.39	1.34
Portfolio turnover rate	5	4		4	6	5
Net assets, end of period ($ x 1,000,000)	4,575	4,279		2,260	3,974	3,918

1 Effective September 18, 2009, the Select Shares class and the Investor Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

24 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of October 31, 2010

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	2,145,859,470	4,568,022,168
0.0%		Other Investment Company	93,843	93,843
0.1%		Short-Term Investment	2,078,649	2,078,649

99.9%		Total Investments	2,148,031,962	4,570,194,660
0.4%		Collateral Invested for Securities on Loan	18,636,837	18,636,837
(0	.3)%	Other Assets and Liabilities, Net		(13,516,608)

100.0%		Net Assets		4,575,314,889

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	1,296,187	0.4	18,315,122
Other Securities		0.4	20,325,385

		0.8	38,640,507

Banks 2.7%
U.S. Bancorp	749,505	0.4	18,123,031
Wells Fargo & Co.	2,003,196	1.1	52,243,352
Other Securities		1.2	53,947,538

		2.7	124,313,921

Capital Goods 8.0%
3M Co.	273,834	0.5	23,062,299
Caterpillar, Inc.	242,576	0.4	19,066,474
General Electric Co.	4,000,822	1.4	64,093,168
The Boeing Co.	284,789	0.4	20,117,495
United Technologies Corp.	355,663	0.6	26,592,922
Other Securities		4.7	213,369,656

		8.0	366,302,014

Commercial & Professional Supplies 0.8%
Other Securities		0.8	34,645,894

Consumer Durables & Apparel 1.3%
Other Securities		1.3	57,902,991

Consumer Services 2.1%
McDonald’s Corp.	415,336	0.7	32,300,681
Other Securities		1.4	63,582,967

		2.1	95,883,648

Diversified Financials 6.5%
American Express Co.	437,977	0.4	18,158,526
Bank of America Corp.	3,690,841	0.9	42,223,221
Citigroup, Inc. *	9,542,762	0.9	39,793,318
JPMorgan Chase & Co.	1,496,178	1.2	56,301,178
The Charles Schwab Corp. (a)	373,465	0.1	5,751,361
The Goldman Sachs Group, Inc.	193,632	0.7	31,165,070
Other Securities		2.3	106,143,761

		6.5	299,536,435

Energy 10.7%
Chevron Corp.	763,677	1.4	63,087,357
ConocoPhillips	559,666	0.7	33,244,160
Exxon Mobil Corp.	1,937,063	2.8	128,756,578
Occidental Petroleum Corp.	312,416	0.5	24,565,270
Schlumberger Ltd.	524,747	0.8	36,674,568
Other Securities		4.5	201,541,399

		10.7	487,869,332

Food & Staples Retailing 2.2%
Wal-Mart Stores, Inc.	793,827	0.9	43,001,609
Other Securities		1.3	58,013,952

		2.2	101,015,561

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	812,165	0.5	20,645,234
Kraft Foods, Inc., Class A	618,964	0.4	19,973,968
PepsiCo, Inc.	611,605	0.9	39,937,807
Philip Morris International, Inc.	724,265	0.9	42,369,503
The Coca-Cola Co.	867,554	1.2	53,198,411
Other Securities		1.9	90,251,799

		5.8	266,376,722

Health Care Equipment & Services 4.0%
Other Securities		4.0	181,480,661

Household & Personal Products 2.5%
The Procter & Gamble Co.	1,100,119	1.5	69,934,565
Other Securities		1.0	42,716,337

		2.5	112,650,902

Insurance 4.0%
Berkshire Hathaway, Inc., Class B *	642,912	1.1	51,150,079
Other Securities		2.9	133,082,517

		4.0	184,232,596

See financial notes 25

 Schwab 1000 Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 4.1%
Other Securities		4.1	186,125,493

Media 3.2%
Comcast Corp., Class A	1,090,903	0.5	22,450,784
The Walt Disney Co.	750,620	0.6	27,104,888
Other Securities		2.1	98,855,858

		3.2	148,411,530

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
Abbott Laboratories	580,446	0.7	29,788,489
Amgen, Inc. *	373,660	0.5	21,369,615
Bristol-Myers Squibb Co.	664,139	0.4	17,865,339
Johnson & Johnson	1,037,167	1.4	66,036,423
Merck & Co., Inc.	1,167,098	0.9	42,342,316
Pfizer, Inc.	3,033,211	1.2	52,777,871
Other Securities		2.4	112,336,236

		7.5	342,516,289

Real Estate 2.1%
Other Securities		2.1	97,847,056

Retailing 3.8%
Amazon.com, Inc. *	130,141	0.5	21,491,485
The Home Depot, Inc.	628,015	0.4	19,393,103
Other Securities		2.9	131,569,443

		3.8	172,454,031

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	2,092,280	0.9	41,992,060
Other Securities		1.7	77,211,738

		2.6	119,203,798

Software & Services 9.1%
Google, Inc., Class A *	93,311	1.3	57,198,710
International Business Machines Corp.	490,340	1.5	70,412,824
Microsoft Corp.	2,907,638	1.7	77,459,476
Oracle Corp.	1,508,610	1.0	44,353,134
Other Securities		3.6	168,236,264

		9.1	417,660,408

Technology Hardware & Equipment 7.2%
Apple, Inc. *	346,814	2.3	104,345,928
Cisco Systems, Inc. *	2,176,815	1.1	49,696,686
Hewlett-Packard Co.	894,668	0.8	37,629,736
QUALCOMM, Inc.	639,278	0.6	28,850,616
Other Securities		2.4	106,729,141

		7.2	327,252,107

Telecommunication Services 3.0%
AT&T, Inc.	2,222,077	1.4	63,329,194
Verizon Communications, Inc.	1,092,937	0.8	35,487,664
Other Securities		0.8	38,139,932

		3.0	136,956,790

Transportation 2.1%
Union Pacific Corp.	193,582	0.4	16,973,270
United Parcel Service, Inc., Class B	372,375	0.5	25,075,732
Other Securities		1.2	55,468,628

		2.1	97,517,630

Utilities 3.7%
Other Securities		3.7	171,225,852

Total Common Stock
(Cost $2,145,859,470)			4,568,022,168

Other Investment Company 0.0% of net assets

Money Funds 0.0%
Other Securities		0.0	93,843

Total Other Investment Company
(Cost $93,843)			93,843

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
Other Securities		0.1	2,078,649

Total Short-Term Investment
(Cost $2,078,649)			2,078,649

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Navigator Security Lending Prime Portfolio	18,636,837	0.4	18,636,837

Total Collateral Invested for Securities on Loan
(Cost $18,636,837)			18,636,837

End of collateral invested for securities on loan.

At 10/31/10 the tax basis cost of the fund’s investments was $2,124,474,809 and the unrealized appreciation and depreciation were $2,546,102,555 and ($100,382,704), respectively, with a net unrealized appreciation of $2,445,719,851.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.

26 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 12/17/10	30	1,769,550	8,122

See financial notes 27

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $18,218,951 (cost $2,148,031,962)		$4,570,194,660
Collateral invested for securities on loan		18,636,837
Receivables:
Investments sold		5,305,094
Dividends		4,875,132
Fund shares sold		701,145
Income from securities on loan		42,245
Due from broker for futures		1,597
Interest		335
Prepaid expenses	+	130,028

Total assets		4,599,887,073

Liabilities

Collateral held for securities on loan		18,636,837
Payables:
Investments bought		2,278,100
Investment adviser and administrator fees		65,669
Shareholder service fees		41,887
Fund shares redeemed		3,400,432
Trustees’ fees		1
Accrued expenses	+	149,258

Total liabilities		24,572,184

Net Assets

Total assets		4,599,887,073
Total liabilities	−	24,572,184

Net assets		$4,575,314,889

Net Assets by Source
Capital received from investors		2,014,000,777
Net investment income not yet distributed		56,870,446
Net realized capital gains		82,272,846
Net unrealized capital gains		2,422,170,820

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$4,575,314,889		127,823,884		$35.79

28 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (including $91,726 from affiliated issuer)		$89,184,925
Interest		20,965
Securities on loan	+	512,289

Total investment income		89,718,179

Expenses

Investment adviser and administrator fees		10,231,573
Shareholder service fees		4,369,937
Shareholder reports		230,699
Portfolio accounting fees		141,796
Transfer agent fees		106,746
Custodian fees		97,115
Trustees’ fees		49,423
Professional fees		48,625
Registration fees		44,347
Interest expense		6,590
Other expenses	+	170,577

Total expenses		15,497,428
Expense reduction by adviser and Schwab	−	2,425,839
Custody credits	−	81

Net expenses	−	13,071,508

Net investment income		76,646,671

Realized and Unrealized Gains (Losses)

Net realized gains on investments		54,472,858
Net realized gains on affiliated issuer		363,294
Net realized gains on futures contracts	+	3,834,855

Net realized gains		58,671,007
Net unrealized gains on investments		583,706,747
Net unrealized losses on affiliated issuer		(1,045,583)
Net unrealized gains on futures contracts	+	621,378

Net unrealized gains	+	583,282,542

Net realized and unrealized gains		641,953,549

Increase in net assets resulting from operations		$718,600,220

See financial notes 29

 Schwab 1000 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$76,646,671	$83,257,072
Net realized gains (losses)		58,671,007	(610,801)
Net unrealized gains	+	583,282,542	299,066,934

Increase in net assets from operations		718,600,220	381,713,205

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		78,998,534	50,003,899
Select Shares	+	—	49,147,092

Total distributions from net investment income		$78,998,534	$99,150,991

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		7,828,659	$261,539,915	70,861,141	$2,233,680,772
Select Shares	+	—	—	9,718,981	249,303,041

Total shares sold		7,828,659	$261,539,915	80,580,122	$2,482,983,813

Shares Reinvested
Investor Shares		2,124,208	$69,015,533	1,766,430	$45,997,835
Select Shares	+	—	—	1,524,183	39,628,767

Total shares reinvested		2,124,208	$69,015,533	3,290,613	$85,626,602

Shares Redeemed
Investor Shares		(20,167,504)	($673,928,250)	(13,339,274)	($357,689,838)
Select Shares	+	—	—	(81,650,587)	(2,495,382,460)

Total shares redeemed		(20,167,504)	($673,928,250)	(94,989,861)	($2,853,072,298)

Net transactions in fund shares		(10,214,637)	($343,372,802)	(11,119,126)	($284,461,883)

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		138,038,521	$4,279,086,005	149,157,647	$4,280,985,674
Total increase or decrease	+	(10,214,637)	296,228,884	(11,119,126)	(1,899,669)

End of period		127,823,884	$4,575,314,889	138,038,521	$4,279,086,005

Net investment income not yet distributed			$56,870,446		$63,268,439

[1]	Effective September 18, 2009, all outstanding Select Shares (64,219,222 shares valued at $2,052,041,742) combined with Investor Shares, resulting in a single class of shares of the fund.

30 See financial notes

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–		11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09[1]		10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	15.14	13.85		25.35	25.97	22.36

Income (loss) from investment operations:
Net investment income (loss)	0.22 [2]	0.18	[2]	0.33 [2]	0.35 [2]	0.27 [2]
Net realized and unrealized gains (losses)	3.97	1.40		(7.89)	2.36	3.67

Total from investment operations	4.19	1.58		(7.56)	2.71	3.94
Less distributions:
Distributions from net investment income	(0.15)	(0.29)		(0.32)	(0.28)	(0.18)
Distributions from net realized gains	—	—		(3.62)	(3.05)	(0.15)

Total distributions	(0.15)	(0.29)		(3.94)	(3.33)	(0.33)

Net asset value at end of period	19.18	15.14		13.85	25.35	25.97

Total return (%)	27.85	11.98		(34.48)	11.35	17.78

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	0.28	[3]	0.42	0.42	0.42
Gross operating expenses	0.20	0.33		0.42	0.42	0.42
Net investment income (loss)	1.23	1.41		1.78	1.43	1.10
Portfolio turnover rate	33	26		64	31	29
Net assets, end of period ($ x 1,000,000)	1,406	1,142		628	969	889

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Calculated based on the average shares outstanding during the period.
3 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 31

 Schwab Small-Cap Index Fund

Portfolio Holdings as of October 31, 2010

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	1,251,261,679	1,403,572,178
0.0%		Rights	—	—
0.2%		Short-Term Investments	2,709,233	2,709,233

100.0%		Total Investments	1,253,970,912	1,406,281,411
3.0%		Collateral Invested for Securities on Loan	41,794,683	41,794,683
(3	.0)%	Other Assets and Liabilities, Net		(42,052,321)

100.0%		Net Assets		1,406,023,773

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.1%
Dana Holding Corp. *	256,200	0.3	3,625,230
Tenneco, Inc. *	106,500	0.2	3,474,030
Other Securities		0.6	8,159,081

		1.1	15,258,341

Banks 6.5%
Popular, Inc. *	1,661,500	0.3	4,535,895
Signature Bank *	74,709	0.2	3,155,708
Other Securities		6.0	83,659,830

		6.5	91,351,433

Capital Goods 9.8%
Baldor Electric Co.	77,708	0.2	3,265,290
Esterline Technologies Corp. *	54,911	0.2	3,318,821
Hexcel Corp. *	177,783	0.2	3,159,204
The Toro Co.	59,535	0.2	3,379,207
Trinity Industries, Inc.	145,800	0.2	3,314,034
WESCO International, Inc. *	80,100	0.2	3,429,882
Other Securities		8.6	118,202,662

		9.8	138,069,100

Commercial & Professional Supplies 3.7%
Other Securities		3.7	52,511,475

Consumer Durables & Apparel 3.4%
Deckers Outdoor Corp. *	68,800	0.3	3,997,280
Polaris Industries, Inc.	60,123	0.3	4,274,144
Other Securities		2.8	40,273,345

		3.4	48,544,769

Consumer Services 4.5%
Coinstar, Inc. *	57,100	0.2	3,287,818
Gaylord Entertainment Co. *	94,335	0.2	3,145,129
The Cheesecake Factory, Inc. *	110,800	0.2	3,226,496
Other Securities		3.9	53,103,845

		4.5	62,763,288

Diversified Financials 3.2%
American Capital Ltd. *	616,600	0.3	4,303,868
Ares Capital Corp.	278,130	0.3	4,655,896
Other Securities		2.6	35,761,513

		3.2	44,721,277

Energy 5.9%
Brigham Exploration Co. *	201,000	0.3	4,239,090
SEACOR Holdings, Inc. *	41,000	0.3	3,884,750
World Fuel Services Corp.	115,956	0.2	3,273,438
Other Securities		5.1	71,074,688

		5.9	82,471,966

Food & Staples Retailing 0.9%
Other Securities		0.9	12,152,499

Food, Beverage & Tobacco 1.8%
Other Securities		1.8	25,194,763

Health Care Equipment & Services 6.8%
AMERIGROUP Corp. *	94,000	0.3	3,922,620
Hill-Rom Holdings, Inc.	115,300	0.3	4,467,875
Psychiatric Solutions, Inc. *	103,500	0.2	3,487,950
Other Securities		6.0	84,528,406

		6.8	96,406,851

Household & Personal Products 0.5%
Other Securities		0.5	7,835,966

Insurance 3.4%
Alterra Capital Holdings Ltd.	194,884	0.3	3,936,657
MBIA, Inc. *	290,700	0.2	3,258,747
Protective Life Corp.	157,400	0.3	3,772,878
Other Securities		2.6	37,070,658

		3.4	48,038,940

Materials 4.9%
Coeur d’Alene Mines Corp. *	160,950	0.2	3,317,179

32 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		4.7	65,884,761

		4.9	69,201,940

Media 1.1%
Other Securities		1.1	14,994,955

Pharmaceuticals, Biotechnology & Life Sciences 4.7%
Incyte Corp. *	215,463	0.3	3,589,614
Medicis Pharmaceutical Corp., Class A	109,449	0.2	3,256,108
Other Securities		4.2	59,289,881

		4.7	66,135,603

Real Estate 6.6%
American Campus Communities, Inc.	113,000	0.3	3,574,190
BioMed Realty Trust, Inc.	207,534	0.3	3,808,249
CBL & Associates Properties, Inc.	253,606	0.3	3,976,542
Entertainment Properties Trust	84,355	0.3	3,899,732
Equity Lifestyle Properties, Inc.	55,859	0.2	3,179,494
Home Properties, Inc.	65,765	0.3	3,580,904
Kilroy Realty Corp.	95,600	0.2	3,266,652
Mid-America Apartment Communities, Inc.	54,452	0.2	3,323,206
Other Securities		4.5	63,729,893

		6.6	92,338,862

Retailing 4.8%
Saks, Inc. *	293,500	0.2	3,269,590
The Gymboree Corp. *	48,660	0.2	3,165,820
Other Securities		4.4	60,626,002

		4.8	67,061,412

Semiconductors & Semiconductor Equipment 4.3%
RF Micro Devices, Inc. *	493,304	0.3	3,596,186
Other Securities		4.0	56,815,732

		4.3	60,411,918

Software & Services 7.4%
SuccessFactors, Inc. *	119,700	0.2	3,246,264
Other Securities		7.2	101,657,250

		7.4	104,903,514

Technology Hardware & Equipment 6.9%
ADTRAN, Inc.	102,905	0.2	3,320,744
Plantronics, Inc.	90,393	0.2	3,243,301
Other Securities		6.5	90,018,283

		6.9	96,582,328

Telecommunication Services 1.2%
Syniverse Holdings, Inc. *	127,700	0.3	3,893,573
Other Securities		0.9	13,614,608

		1.2	17,508,181

Transportation 3.4%
Alaska Air Group, Inc. *	64,809	0.2	3,421,915
Con-way, Inc.	98,400	0.2	3,248,184
Genesee & Wyoming, Inc., Class A *	75,372	0.2	3,484,448
US Airways Group, Inc. *	296,400	0.2	3,494,556
UTI Worldwide, Inc.	184,400	0.3	3,544,168
Other Securities		2.3	30,134,161

		3.4	47,327,432

Utilities 3.0%
IDACORP, Inc.	87,700	0.2	3,227,360
Other Securities		2.8	38,558,005

		3.0	41,785,365

Total Common Stock
(Cost $1,251,261,679)			1,403,572,178

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.2% of net assets

Time Deposit 0.0%
Other Securities		0.0	567,594

U.S. Treasury Obligation 0.2%
Other Securities		0.2	2,141,639

Total Short-Term Investments
(Cost $2,709,233)			2,709,233

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 3.0% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	41,794,683	3.0	41,794,683

Total Collateral Invested for Securities on Loan
(Cost $41,794,683)			41,794,683

End of collateral invested for securities on loan.

At 10/31/10 the tax basis cost of the fund’s investments was $1,263,630,545 and the unrealized appreciation and depreciation were $294,136,862 and ($151,485,996), respectively, with a net unrealized appreciation of $142,650,866.

See financial notes 33

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.

ADR —	American Depositary Receipt.

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 12/17/10	25	1,755,500	9,648

34 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $41,380,696 (cost $1,253,970,912)		$1,406,281,411
Cash		40
Collateral invested for securities on loan		41,794,683
Receivables:
Dividends		461,336
Fund shares sold		413,232
Income from securities on loan		124,329
Due from broker for futures		16,314
Receivable from investment adviser		624
Interest		1
Prepaid expenses	+	38,035

Total assets		1,449,130,005

Liabilities

Collateral held for securities on loan		41,794,683
Payables:
Investment adviser and administrator fees		16,380
Shareholder service fees		2,516
Fund shares redeemed		1,216,390
Accrued expenses	+	76,263

Total liabilities		43,106,232

Net Assets

Total assets		1,449,130,005
Total liabilities	−	43,106,232

Net assets		$1,406,023,773

Net Assets by Source
Capital received from investors		1,250,723,381
Net investment income not yet distributed		9,010,974
Net realized capital losses		(6,030,729)
Net unrealized capital gains		152,320,147

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,406,023,773		73,306,711		$19.18

See financial notes 35

 Schwab Small-Cap Index Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends		$16,912,564
Interest		5,394
Securities on loan	+	1,777,199

Total investment income		18,695,157

Expenses

Investment adviser and administrator fees		1,965,698
Shareholder service fees		259,071
Shareholder reports		80,875
Portfolio accounting fees		74,774
Transfer agent fees		48,159
Professional fees		43,728
Registration fees		42,286
Custodian fees		36,179
Trustees’ fees		14,760
Interest expense		264
Other expenses	+	50,553

Total expenses		2,616,347
Expense reduction by adviser and Schwab	−	96,431

Net expenses	−	2,519,916

Net investment income		16,175,241

Realized and Unrealized Gains (Losses)

Net realized gains on investments		81,703,275
Net realized gains on futures contracts	+	1,799,898

Net realized gains		83,503,173
Net unrealized gains on investments		213,795,889
Net unrealized gains on futures contracts	+	335,660

Net unrealized gains	+	214,131,549

Net realized and unrealized gains		297,634,722

Increase in net assets resulting from operations		$313,809,963

36 See financial notes

 Schwab Small-Cap Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$16,175,241	$15,029,205
Net realized gains (losses)		83,503,173	(52,053,689)
Net unrealized gains	+	214,131,549	152,257,472

Increase in net assets from operations		313,809,963	115,232,988

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	8,183,810
Select Shares	+	11,038,239	13,636,207

Total distributions from net investment income		$11,038,239	$21,820,017

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	4,012,302	$49,424,353
Select Shares	+	12,649,438	222,755,641	42,295,886	621,407,385

Total shares sold		12,649,438	$222,755,641	46,308,188	$670,831,738

Shares Reinvested
Investor Shares		—	$—	643,639	$7,678,617
Select Shares	+	641,064	10,224,972	1,059,009	12,633,977

Total shares reinvested		641,064	$10,224,972	1,702,648	$20,312,594

Shares Redeemed
Investor Shares		—	$—	(37,063,698)	($546,937,112)
Select Shares	+	(15,417,491)	(271,677,060)	(13,259,347)	(171,312,119)

Total shares redeemed		(15,417,491)	($271,677,060)	(50,323,045)	($718,249,231)

Net transactions in fund shares		(2,126,989)	($38,696,447)	(2,312,209)	($27,104,899)

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		75,433,700	$1,141,948,496	77,745,909	$1,075,640,424
Total increase or decrease	+	(2,126,989)	264,075,277	(2,312,209)	66,308,072

End of period		73,306,711	$1,406,023,773	75,433,700	$1,141,948,496

Net investment income not yet distributed			$9,010,974		$7,671,999

[1]	Effective August 21, 2009, all outstanding Investor Shares (31,033,318 shares valued at $477,019,342) combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 37

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	18.50	17.08	27.04	23.90	20.83

Income (loss) from investment operations:
Net investment income (loss)	0.37	0.24	0.40	0.37	0.31
Net realized and unrealized gains (losses)	3.02	1.55	(9.93)	3.09	3.04

Total from investment operations	3.39	1.79	(9.53)	3.46	3.35
Less distributions:
Distributions from net investment income	(0.32)	(0.37)	(0.37)	(0.32)	(0.28)
Distributions from net realized gains	—	—	(0.06)	—	—

Total distributions	(0.32)	(0.37)	(0.43)	(0.32)	(0.28)

Net asset value at end of period	21.57	18.50	17.08	27.04	23.90

Total return (%)	18.53	10.92	(35.76)	14.62	16.23

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	0.21 [2]	0.38	0.37	0.38
Gross operating expenses	0.11	0.28	0.38	0.37	0.38
Net investment income (loss)	1.85	2.02	1.71	1.49	1.41
Portfolio turnover rate	3	5	1	0 [3]	3
Net assets, end of period ($ x 1,000,000)	1,470	1,205	585	906	762

1 Effective September 18, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended October 31, 2009 is a blended rate.
3 Less than 1%.

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of October 31, 2010

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.0%		Common Stock	1,225,735,417	1,455,937,584
0.0%		Rights	—	46,179
0.8%		Short-Term Investments	11,744,551	11,744,551

99.8%		Total Investments	1,237,479,968	1,467,728,314
0.4%		Collateral Invested for Securities on Loan	6,043,310	6,043,310
(0	.2)%	Other Assets and Liabilities, Net		(3,379,812)

100.0%		Net Assets		1,470,391,812

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.0% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	375,736	0.4	5,309,150
Other Securities		0.4	6,943,206

		0.8	12,252,356

Banks 3.2%
U.S. Bancorp	210,531	0.3	5,090,640
Wells Fargo & Co.	542,906	1.0	14,158,988
Other Securities		1.9	27,436,334

		3.2	46,685,962

Capital Goods 8.0%
3M Co.	72,000	0.4	6,063,840
Caterpillar, Inc.	66,800	0.4	5,250,480
General Electric Co.	1,178,766	1.3	18,883,831
The Boeing Co.	75,800	0.4	5,354,512
United Technologies Corp.	93,068	0.5	6,958,694
Other Securities		5.0	75,746,504

		8.0	118,257,861

Commercial & Professional Supplies 1.0%
Other Securities		1.0	14,398,893

Consumer Durables & Apparel 1.4%
Other Securities		1.4	19,750,925

Consumer Services 2.3%
McDonald’s Corp.	125,709	0.7	9,776,389
Other Securities		1.6	23,913,729

		2.3	33,690,118

Diversified Financials 6.0%
American Express Co.	117,650	0.3	4,877,769
Bank of America Corp.	1,087,456	0.8	12,440,497
Citigroup, Inc. *	2,591,286	0.7	10,805,663
JPMorgan Chase & Co.	436,944	1.1	16,442,203
The Charles Schwab Corp. (b)	111,120	0.1	1,711,248
The Goldman Sachs Group, Inc.	47,700	0.5	7,677,315
Other Securities		2.5	34,442,461

		6.0	88,397,156

Energy 10.3%
Chevron Corp.	220,339	1.2	18,202,205
ConocoPhillips	152,323	0.6	9,047,986
Exxon Mobil Corp.	565,034	2.6	37,557,810
Occidental Petroleum Corp.	88,620	0.5	6,968,191
Schlumberger Ltd.	150,760	0.7	10,536,616
Other Securities		4.7	69,452,539

		10.3	151,765,347

Food & Staples Retailing 2.1%
Wal-Mart Stores, Inc.	240,600	0.9	13,033,302
Other Securities		1.2	17,111,193

		2.1	30,144,495

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	228,800	0.4	5,816,096
Kraft Foods, Inc., Class A	172,513	0.4	5,566,995
PepsiCo, Inc.	174,858	0.8	11,418,227
Philip Morris International, Inc.	208,800	0.8	12,214,800
The Coca-Cola Co.	231,200	1.0	14,177,184
Other Securities		1.9	27,948,336

		5.3	77,141,638

Health Care Equipment & Services 4.3%
Other Securities		4.3	62,686,517

Household & Personal Products 2.2%
The Procter & Gamble Co.	316,215	1.4	20,101,788
Other Securities		0.8	12,755,469

		2.2	32,857,257

Insurance 4.0%
Berkshire Hathaway, Inc., Class B *	214,774	1.2	17,087,419
Other Securities		2.8	42,100,154

		4.0	59,187,573

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 4.1%
Freeport-McMoRan Copper & Gold, Inc.	51,622	0.3	4,887,571
Other Securities		3.8	55,682,079

		4.1	60,569,650

Media 3.1%
The Walt Disney Co.	197,893	0.5	7,145,916
Other Securities		2.6	37,717,855

		3.1	44,863,771

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
Abbott Laboratories	166,905	0.6	8,565,565
Amgen, Inc. *	109,268	0.4	6,249,037
Bristol-Myers Squibb Co.	209,450	0.4	5,634,205
Johnson & Johnson	306,670	1.3	19,525,679
Merck & Co., Inc.	340,970	0.8	12,370,392
Pfizer, Inc.	883,801	1.0	15,378,137
Other Securities		2.7	38,695,914

		7.2	106,418,929

Real Estate 2.7%
Other Securities		2.7	40,265,841

Retailing 3.7%
Amazon.com, Inc. *	38,200	0.4	6,308,348
The Home Depot, Inc.	182,070	0.4	5,622,322
Other Securities		2.9	42,621,172

		3.7	54,551,842

Semiconductors & Semiconductor Equipment 2.8%
Intel Corp.	614,332	0.8	12,329,643
Other Securities		2.0	28,126,516

		2.8	40,456,159

Software & Services 9.0%
Google, Inc., Class A *	26,150	1.1	16,029,688
International Business Machines Corp.	142,510	1.4	20,464,436
Microsoft Corp.	865,850	1.6	23,066,244
Oracle Corp.	425,449	0.9	12,508,201
Other Securities		4.0	60,689,763

		9.0	132,758,332

Technology Hardware & Equipment 7.1%
Apple, Inc. *	102,000	2.1	30,688,740
Cisco Systems, Inc. *	635,409	1.0	14,506,387
Hewlett-Packard Co.	257,636	0.7	10,836,170
QUALCOMM, Inc.	182,600	0.6	8,240,738
Other Securities		2.7	40,680,223

		7.1	104,952,258

Telecommunication Services 2.8%
AT&T, Inc.	654,556	1.3	18,654,846
Verizon Communications, Inc.	314,072	0.7	10,197,918
Other Securities		0.8	12,769,870

		2.8	41,622,634

Transportation 2.0%
United Parcel Service, Inc., Class B	82,380	0.4	5,547,469
Other Securities		1.6	23,882,171

		2.0	29,429,640

Utilities 3.6%
Other Securities		3.6	52,832,430

Total Common Stock
(Cost $1,225,735,417)			1,455,937,584

Rights 0.0% of net assets

Banks 0.0%
Other Securities		0.0	46,179

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			46,179

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.7%
HSBC Bank USA
0.03%, 11/01/10	10,421,774	0.7	10,421,774

U.S. Treasury Obligation 0.1%
Other Securities		0.1	1,322,777

Total Short-Term Investments
(Cost $11,744,551)			11,744,551

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.4% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	6,043,310	0.4	6,043,310

Total Collateral Invested for Securities on Loan
(Cost $6,043,310)			6,043,310

End of collateral invested for securities on loan.

At 10/31/10 the tax basis cost of the fund’s investments was $1,244,457,327 and the unrealized appreciation and depreciation were $412,059,292 and ($188,788,305), respectively, with a net unrealized appreciation of $223,270,987.

40 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $49,479 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 12/17/10	85	5,968,700	593,959
S&P 500 Index, e-mini, Long, expires 12/17/10	85	5,013,725	362,334

Net unrealized gains			956,293

See financial notes 41

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $5,999,780 (cost $1,237,479,968)		$1,467,728,314
Cash		42
Collateral invested for securities on loan		6,043,310
Receivables:
Investments sold		11,588
Fund shares sold		1,822,873
Dividends		1,491,154
Due from broker for futures		40,800
Income from securities on loan		19,035
Foreign tax reclaims		2,278
Interest		26
Prepaid expenses	+	38,208

Total assets		1,477,197,628

Liabilities

Collateral held for securities on loan		6,043,310
Payables:
Investment adviser and administrator fees		4,669
Shareholder service fees		2,675
Fund shares redeemed		678,079
Accrued expenses	+	77,083

Total liabilities		6,805,816

Net Assets

Total assets		1,477,197,628
Total liabilities	−	6,805,816

Net assets		$1,470,391,812

Net Assets by Source
Capital received from investors		1,252,919,906
Net investment income not yet distributed		21,644,849
Net realized capital losses		(35,377,582)
Net unrealized capital gains		231,204,639

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,470,391,812		68,156,510		$21.57

42 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (including $26,669 from affiliated issuer and net of foreign withholding taxes of $4,877)		$25,804,169
Interest		5,072
Securities on loan	+	273,860

Total investment income		26,083,101

Expenses

Investment adviser and administrator fees		806,668
Shareholder service fees		263,909
Portfolio accounting fees		90,733
Shareholder reports		72,064
Registration fees		56,199
Transfer agent fees		53,767
Professional fees		44,787
Custodian fees		34,941
Trustees’ fees		14,457
Interest expense		217
Other expenses	+	49,325

Total expenses		1,487,067
Expense reduction by adviser and Schwab	−	247,413

Net expenses	−	1,239,654

Net investment income		24,843,447

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(5,016,460)
Net realized losses on futures contracts		(243,038)
Net realized losses on foreign currency transactions	+	(371)

Net realized losses		(5,259,869)
Net unrealized gains on investments		204,418,937
Net unrealized losses on affiliated issuer		(215,573)
Net unrealized gains on futures contracts	+	956,293

Net unrealized gains	+	205,159,657

Net realized and unrealized gains		199,899,788

Increase in net assets resulting from operations		$224,743,235

See financial notes 43

 Schwab Total Stock Market Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$24,843,447	$21,146,044
Net realized losses		(5,259,869)	(5,863,780)
Net unrealized gains	+	205,159,657	99,806,504

Increase in net assets from operations		224,743,235	115,088,768

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	8,379,797
Select Shares	+	20,970,578	12,960,844

Total distributions from net investment income		$20,970,578	$21,340,641

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	7,798,695	$123,898,670
Select Shares	+	15,037,117	303,313,169	43,580,280	785,904,966

Total shares sold		15,037,117	$303,313,169	51,378,975	$909,803,636

Shares Reinvested
Investor Shares		—	$—	501,832	$7,748,279
Select Shares	+	918,372	17,825,608	699,255	10,803,496

Total shares reinvested		918,372	$17,825,608	1,201,087	$18,551,775

Shares Redeemed
Investor Shares		—	$—	(33,086,646)	($612,706,960)
Select Shares	+	(12,936,100)	(259,233,074)	(13,394,544)	(211,806,564)

Total shares redeemed		(12,936,100)	($259,233,074)	(46,481,190)	($824,513,524)

Net transactions in fund shares		3,019,389	$61,905,703	6,098,872	$103,841,887

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		65,137,121	$1,204,713,452	59,038,249	$1,007,123,438
Total increase	+	3,019,389	265,678,360	6,098,872	197,590,014

End of period		68,156,510	$1,470,391,812	65,137,121	$1,204,713,452

Net investment income not yet distributed			$21,644,849		$16,372,202

[1]	Effective September 18, 2009, all outstanding Investor Shares (27,820,506 shares valued at $531,997,632) combined with Select Shares, resulting in a single class of shares of the fund.

44 See financial notes

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	16.26	13.95	25.95	21.14	17.09

Income (loss) from investment operations:
Net investment income (loss)	0.48	0.37	0.68	0.54	0.50
Net realized and unrealized gains (losses)	1.01	2.58	(12.13)	4.93	3.93

Total from investment operations	1.49	2.95	(11.45)	5.47	4.43
Less distributions:
Distributions from net investment income	(0.44)	(0.64)	(0.55)	(0.66)	(0.38)

Net asset value at end of period	17.31	16.26	13.95	25.95	21.14

Total return (%)	9.31	22.55	(45.02)	26.50	26.35

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	0.32 [2]	0.50	0.50	0.50
Gross operating expenses	0.22	0.41	0.54	0.54	0.55
Net investment income (loss)	2.88	2.92	3.15	2.34	2.60
Portfolio turnover rate	13	21	10	5	11
Net assets, end of period ($ x 1,000,000)	1,471	1,369	711	1,264	954

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 45

 Schwab International Index Fund

Portfolio Holdings as of October 31, 2010

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	1,065,367,784	1,457,582,563
0.2%		Preferred Stock	2,548,296	3,013,548
0.0%		Rights	217,571	494,689
0.0%		Warrants	13,912	1,023
0.4%		Other Investment Company	5,742,130	5,701,000

99.7%		Total Investments	1,073,889,693	1,466,792,823
0.5%		Collateral Invested for Securities on Loan	8,024,266	8,024,266
(0	.2)%	Other Assets and Liabilities, Net		(4,162,140)

100.0%		Net Assets		1,470,654,949

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.1% of net assets

Australia 7.3%
Australia & New Zealand Banking Group Ltd.	405,912	0.7	9,902,927
BHP Billiton Ltd.	529,706	1.5	21,888,121
Commonwealth Bank of Australia	244,428	0.8	11,750,448
National Australia Bank Ltd.	338,583	0.6	8,474,182
Westpac Banking Corp.	476,406	0.7	10,608,112
Other Securities		3.0	44,716,734

		7.3	107,340,524

Austria 0.2%
Other Securities		0.2	3,024,574

Belgium 0.7%
Other Securities		0.7	10,948,340

Canada 9.4%
Bank of Nova Scotia	164,804	0.6	8,834,037
Royal Bank of Canada	224,668	0.8	11,981,265
Suncor Energy, Inc.	248,999	0.5	7,978,515
The Toronto-Dominion Bank	138,132	0.7	9,947,834
Other Securities		6.8	99,027,553

		9.4	137,769,204

China 0.2%
Other Securities		0.2	2,410,911

Denmark 0.8%
Other Securities		0.8	11,902,738

Finland 0.8%
Other Securities		0.8	12,154,538

France 10.4%
BNP Paribas	168,686	0.8	12,338,614
GDF Suez	192,011	0.5	7,672,172
Sanofi-Aventis	172,031	0.8	12,052,762
Total S.A.	370,663	1.4	20,176,637
Other Securities		6.9	100,859,881

		10.4	153,100,066

Germany 8.3%
Allianz SE - Reg’d	72,345	0.6	9,059,553
BASF SE	145,851	0.7	10,605,034
Bayer AG	131,729	0.7	9,825,268
Daimler AG - Reg’d *	141,411	0.6	9,312,478
Deutsche Bank AG - Reg’d	147,521	0.6	8,498,033
E.ON AG	303,065	0.6	9,486,020
Siemens AG - Reg’d	128,695	1.0	14,686,001
Other Securities		3.5	50,031,295

		8.3	121,503,682

Hong Kong 2.5%
Other Securities		2.5	37,280,620

Ireland 0.3%
Other Securities		0.3	4,269,368

Israel 0.6%
Other Securities		0.6	8,660,127

Italy 3.0%
Eni S.p.A.	443,295	0.7	9,981,821
UniCredit S.p.A.	3,071,213	0.5	8,006,802
Other Securities		1.8	26,433,385

		3.0	44,422,008

Japan 14.6%
Canon, Inc.	174,295	0.5	8,023,370
Honda Motor Co., Ltd.	247,439	0.6	8,919,875
Mitsubishi UFJ Financial Group, Inc.	2,230,009	0.7	10,349,475
Toyota Motor Corp.	420,303	1.0	14,887,243
Other Securities		11.8	172,129,334

		14.6	214,309,297

46 See financial notes

 Schwab International Index Fund

Portfolio Holdings continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Netherlands 2.4%
Unilever N.V.	270,644	0.5	8,037,327
Other Securities		1.9	27,050,232

		2.4	35,087,559

Norway 0.7%
Other Securities		0.7	10,498,463

Portugal 0.3%
Other Securities		0.3	4,426,190

Singapore 1.3%
Other Securities		1.3	18,431,249

Spain 3.9%
Banco Bilbao Vizcaya Argentaria S.A.	591,559	0.5	7,793,448
Banco Santander S.A.	1,299,125	1.1	16,674,953
Telefonica S.A.	631,033	1.2	17,052,086
Other Securities		1.1	16,077,570

		3.9	57,598,057

Sweden 2.2%
Other Securities		2.2	33,018,073

Switzerland 8.2%
ABB Ltd. - Reg’d *	370,075	0.5	7,665,624
Nestle S.A. - Reg’d	546,897	2.0	29,955,988
Novartis AG - Reg’d	416,308	1.6	24,122,007
Roche Holding AG	110,889	1.1	16,284,513
UBS AG - Reg’d *	604,632	0.7	10,271,203
Other Securities		2.3	32,361,136

		8.2	120,660,471

United Kingdom 20.9%
Anglo American plc	209,439	0.7	9,758,384
AstraZeneca plc	226,301	0.8	11,383,365
Barclays plc	1,910,729	0.6	8,396,586
BG Group plc	533,772	0.7	10,390,478
BHP Billiton plc	351,291	0.8	12,444,477
BP plc	2,965,852	1.4	20,159,399
British American Tobacco plc	315,160	0.8	12,006,427
GlaxoSmithKline plc	819,583	1.1	16,004,434
HSBC Holdings plc	2,777,237	2.0	28,904,486
Rio Tinto plc	240,850	1.1	15,643,271
Royal Dutch Shell plc, B Share	425,492	0.9	13,616,435
Royal Dutch Shell plc, Class A	588,320	1.3	19,083,375
Standard Chartered plc	265,572	0.5	7,681,634
Tesco plc	1,274,021	0.6	8,718,918
Vodafone Group plc	8,325,405	1.5	22,758,350
Other Securities		6.1	90,734,414

		20.9	307,684,433

United States 0.1%
Other Securities		0.1	1,082,071

Total Common Stock
(Cost $1,065,367,784)			1,457,582,563

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	3,013,548

Total Preferred Stock
(Cost $2,548,296)			3,013,548

Rights 0.0% of net assets

Spain 0.0%
Other Securities		0.0	215,167

United Kingdom 0.0%
Other Securities		0.0	279,522

Total Rights
(Cost $217,571)			494,689

Warrants 0.0% of net assets

Italy 0.0%
Other Securities		0.0	1,023

Total Warrants
(Cost $13,912)			1,023

Other Investment Company 0.4% of net assets

United States 0.4%
Other Securities		0.4	5,701,000

Total Other Investment Company
(Cost $5,742,130)			5,701,000

End of Investments.

Collateral Invested for Securities on Loan 0.5% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	8,024,266	0.5	8,024,266

Total Collateral Invested for Securities on Loan
(Cost $8,024,266)			8,024,266

End of collateral invested for securities on loan.

See financial notes 47

 Schwab International Index Fund

Portfolio Holdings continued

At 10/31/10, the tax basis cost of the fund’s investments was $1,092,266,341 and the unrealized appreciation and depreciation were $494,433,465 and ($119,906,983), respectively, with a net unrealized appreciation of $374,526,482.

At 10/31/10, the values of certain foreign securities held by the fund aggregating $1,319,881,718 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. At the period end, the value of these amounted to $71,780 or 0.0% of net assets.

CVA —	Dutch Certificate.
Reg’d —	Registered

48 See financial notes

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of October 31, 2010.

Assets

Investments, at value including securities on loan of $7,755,326 (cost $1,073,889,693)		$1,466,792,823
Foreign currency, at value (cost $90,001)		90,078
Collateral invested for securities on loan		8,024,266
Receivables:
Investments sold		1,425,700
Dividends		3,214,065
Fund shares sold		970,200
Foreign tax reclaims		778,762
Income from securities on loan		28,544
Prepaid expenses	+	38,877

Total assets		1,481,363,315

Liabilities

Collateral held for securities on loan		8,024,266
Payables:
Investments bought		244,128
Investment adviser and administrator fees		17,582
Shareholder service fees		3,026
Fund shares redeemed		1,379,018
Due to custodian		941,986
Accrued expenses	+	98,360

Total liabilities		10,708,366

Net Assets

Total assets		1,481,363,315
Total liabilities	−	10,708,366

Net assets		$1,470,654,949

Net Assets by Source
Capital received from investors		1,175,929,025
Net investment income not yet distributed		26,168,756
Net realized capital losses		(124,508,861)
Net unrealized capital gains		393,066,029

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,470,654,949		84,975,684		$17.31

See financial notes 49

 Schwab International Index Fund

Statement of
Operations
For November 1, 2009 through October 31, 2010.

Investment Income

Dividends (net of foreign withholding taxes of $3,964,257)		$41,575,712
Interest		557
Securities on loan	+	1,481,877

Total investment income		43,058,146

Expenses

Investment adviser and administrator fees		2,099,198
Shareholder service fees		275,102
Custodian fees		239,483
Portfolio accounting fees		92,942
Shareholder reports		90,404
Transfer agent fees		61,950
Professional fees		49,098
Registration fees		47,376
Trustees’ fees		15,082
Interest expense		3,595
Other expenses	+	61,879

Total expenses		3,036,109
Expense reduction by adviser and Schwab	−	337,509

Net expenses	−	2,698,600

Net investment income		40,359,546

Realized and Unrealized Gains (Losses)

Net realized gains on investments		9,269,139
Net realized gains on foreign currency transactions	+	135,102

Net realized gains		9,404,241
Net unrealized gains on investments		76,495,093
Net unrealized gains on foreign currency translations	+	99,177

Net unrealized gains	+	76,594,270

Net realized and unrealized gains		85,998,511

Increase in net assets resulting from operations		$126,358,057

50 See financial notes

 Schwab International Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

11/1/09-10/31/10			11/1/08-10/31/09
Net investment income		$40,359,546	$35,059,161
Net realized gains (losses)		9,404,241	(62,578,606)
Net unrealized gains	+	76,594,270	263,334,610

Increase in net assets from operations		126,358,057	235,815,165

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	19,181,179
Select Shares	+	37,166,734	33,019,436

Total distributions from net investment income		$37,166,734	$52,200,615

Transactions in Fund Shares1

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	5,593,998	$72,342,528
Select Shares	+	15,761,167	253,347,349	46,147,346	706,130,082

Total shares sold		15,761,167	$253,347,349	51,741,344	$778,472,610

Shares Reinvested
Investor Shares		—	$—	1,389,788	$17,441,840
Select Shares	+	2,026,607	33,378,223	2,393,622	29,992,081

Total shares reinvested		2,026,607	$33,378,223	3,783,410	$47,433,921

Shares Redeemed
Investor Shares		—	$—	(40,614,126)	($615,349,326)
Select Shares	+	(17,048,579)	(274,591,340)	(15,257,355)	(204,274,518)

Total shares redeemed		(17,048,579)	($274,591,340)	(55,871,481)	($819,623,844)

Net transactions in fund shares		739,195	$12,134,232	(346,727)	$6,282,687

Shares Outstanding and Net Assets

		11/1/09-10/31/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		84,236,489	$1,369,329,394	84,583,216	$1,179,432,157
Total increase or decrease	+	739,195	101,325,555	(346,727)	189,897,237

End of period		84,975,684	$1,470,654,949	84,236,489	$1,369,329,394

Net investment income not yet distributed			$26,168,756		$21,869,603

[1]	Effective August 21, 2009, all outstanding Investor Shares (32,128,613 shares valued at $510,896,349) combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 51

 Schwab Equity Index Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”), are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trusts including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund

Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout

Schwab Investments (organized October 26, 1990)
Schwab 1000 Index Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or

52

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International Fair Valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forwards contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 53

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of October 31, 2010:

Schwab S&P 500 Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$9,997,803,572	$—	$—	$9,997,803,572
Short-Term Investments(a)	—	9,501,330	—	9,501,330

Total	$9,997,803,572	$9,501,330	$—	$10,007,304,902

Other Financial Instruments
Collateral Invested for Securities on Loan	$13,300,790	$—	$—	$13,300,790
Futures Contracts*	127,883	—	—	127,883

Schwab 1000 Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$4,568,022,168	$—	$—	$4,568,022,168
Other Investment Company(a)	93,843	—	—	93,843
Short-Term Investment(a)	—	2,078,649	—	2,078,649

Total	$4,568,116,011	$2,078,649	$—	$4,570,194,660

Other Financial Instruments
Collateral Invested for Securities on Loan	$18,636,837	$—	$—	$18,636,837
Futures Contracts*	8,122	—	—	8,122

54

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab Small-Cap Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,403,572,178	$—	$—	$1,403,572,178
Rights(a)	—	—	—	—
Short-Term Investments(a)	—	2,709,233	—	2,709,233

Total	$1,403,572,178	$2,709,233	$—	$1,406,281,411

Other Financial Instruments
Collateral Invested for Securities on Loan	$41,794,683	$—	$—	$41,794,683
Futures Contracts*	9,648	—	—	9,648

Schwab Total Stock Market Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,426,507,944	$—	$—	$1,426,507,944
Transportation	29,426,340	—	3,300	29,429,640
Rights(a)	—	—	46,179	46,179
Short-Term Investments(a)	—	11,744,551	—	11,744,551

Total	$1,455,934,284	$11,744,551	$49,479	$1,467,728,314

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,043,310	$—	$—	$6,043,310
Futures Contracts*	956,293	—	—	956,293

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	October 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2010

Common Stock	$3,300	$—	$—	$132	($132)	$—	$—	$3,300
Rights	—	—	—	46,179	—	—	—	46,179

Total	$3,300	$—	$—	$46,311	($132)	$—	$—	$49,479

 55

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab International Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$769,964,773	$—	$769,964,773
Canada	137,769,204	—	—	137,769,204
Germany	1,044,422	120,459,260	—	121,503,682
Switzerland	1,828,987	118,831,484	—	120,660,471
United Kingdom	—	307,612,653	71,780	307,684,433
Preferred Stock(a)	—	3,013,548	—	3,013,548
Rights(a)	494,689	—	—	494,689
Warrants(a)	1,023	—	—	1,023
Other Investment Companies(a)	5,701,000	—	—	5,701,000

Total	$146,839,325	$1,319,881,718	$71,780	$1,466,792,823

Other Financial Instruments	—	—	—	—
Collateral Invested for Securities on Loan	$8,024,266	$—	$—	$8,024,266

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	October 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2010

Common Stock
United Kingdom	$29,238	$—	$136	$2,135	$40,271	$—	$—	$71,780

Total	$29,238	$—	$136	$2,135	$40,271	$—	$—	$71,780

*	Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
**	The fund had no Other Financial Instruments.
(a)	As categorized in complete schedule of holdings.

All net realized and change in unrealized gains (losses) in the tables above are reflected in the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the funds at October 31, 2010 are as follows:

Schwab Total Stock Market Index Fund	$46,311
Schwab International Index Fund	$2,208

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended October 31, 2010. There were no significant transfers between Level 1 and Level 2 for the period ended October 31, 2010. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

56

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Some funds entered into equity index futures contracts (“futures”) during the period from November 1, 2009 through October 31, 2010. The funds invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk. The fair value and variation margin for any futures contracts held at October 31, 2010 and the realized/unrealized gains (losses) on futures contracts held during the period ended October 31, 2010 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operation, respectively. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the monthly average contract value of futures contracts and the monthly average number of contracts were as follows:

	Contract Values	Number of Contracts

Schwab S&P 500 Index Fund	$34,687,969	635
Schwab 1000 Index Fund	9,089,771	165
Schwab Small-Cap Index Fund	10,931,392	174
Schwab Total Stock Market Index Fund	11,694,263	193
Schwab International Index Fund	—	—

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The accounting for forwards is treated similar to that of futures contracts in that gains and losses are accounted for as unrealized gains or losses until the contracts settles and such amounts are accounted for as realized.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of their securities to another party (the “borrower”). When the fund lends securities, the borrower provides cash, U.S. government securities or letters of credit as collateral against the loans in an amount at least equal to 100% of the market value of the loaned securities. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. The investments of collateral are mark-to-market daily and the value of the collateral must be at least 100% of the market value of the loan securities each day. If the value of the collateral falls below 100%, it will be adjusted the following day.

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The funds’ repurchase agreements are fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than

 57

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains and losses are reported in foreign currency transactions or translations on the statement of operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gains or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds may record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as the funds meet the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of October 31, 2010, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their

58

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to those described below:

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the funds will fluctuate, which means that an investor could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Certain funds primarily follow the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance is normally below that of the index.

As an index fund, a fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Certain funds do not fully replicate their benchmark index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the benchmark index.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

 59

 Schwab Equity Index Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to Investment Advisory and Administration Agreements (“Advisory Agreement”) between it and the trusts.

For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Schwab
1000
% of Average Daily Net Assets	Index Fund

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Schwab
	Schwab	Schwab	Total Stock	Schwab
	S&P 500	Small-Cap	Market	International
% of Average Daily Net Assets	Index Fund	Index Fund	Index Fund	Index Fund

Flat rate	0.06%	0.15%	0.06%	0.15%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described in the table below regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the funds to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.09%	0.29%	0.19%	0.09%	0.19%

60

 Schwab Equity Index Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Equity Index Funds during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gain (Loss)	Received
	Held at	Gross	Gross	Held at	Value at	11/1/09 to	11/1/09 to
Fund	10/31/09	Additions	Sales	10/31/10	10/31/10	10/31/10	10/31/10

Schwab S&P 500 Index Fund	891,781	—	—	891,781	$13,733,427	$—	$214,027
Schwab 1000 Index Fund	403,065	—	(29,600)	373,465	5,751,361	363,294	91,726
Schwab Total Stock Market Index Fund	111,120	—	—	111,120	1,711,248	—	26,669

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each Schwab Equity Index Fund owned by other Schwab Funds as of October 31, 2010.

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
Schwab All Equity Portfolio	2.2%	—%	8.7%	—%	9.9%
Schwab Growth Portfolio	2.6%	—%	9.1%	—%	8.7%
Schwab Balanced Portfolio	1.3%	—%	4.8%	—%	4.6%
Schwab Conservative Portfolio	0.4%	—%	1.4%	—%	1.3%
Schwab Annuity Portfolios:
Schwab Growth Portfolio II	0.1%	—%	0.5%	—%	0.5%
Schwab Target Funds:
Schwab Target 2010	0.1%	—%	—%	—%	—%
Schwab Target 2015	0.0% *	—%	—%	—%	—%
Schwab Target 2020	0.3%	—%	—%	—%	—%
Schwab Target 2025	0.1%	—%	—%	—%	—%
Schwab Target 2030	0.4%	—%	—%	—%	—%
Schwab Target 2035	0.1%	—%	—%	—%	—%
Schwab Target 2040	0.3%	—%	—%	—%	—%

*	Less than 0.05%

The funds may also let a related party own shares of the funds. As of October 31, 2010, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab S&P 500 Index Fund and the Schwab Small Cap Index Fund were 0.6% and 1.2%, respectively.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the year ended October 31, 2010, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	74,548,504
Schwab Small-Cap Index Fund	74,548,504
Schwab Total Stock Market Index Fund	—
Schwab International Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the

 61

 Schwab Equity Index Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended October 31, 2010, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchase of Securities	Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$420,455,084	$210,012,042
Schwab 1000 Index Fund	231,667,979	522,756,193
Schwab Small-Cap Index Fund	433,566,154	421,145,302
Schwab Total Stock Market Index Fund	103,686,646	36,962,403
Schwab International Index Fund	202,740,948	181,094,722

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period and prior fiscal year are:

	Current Period	Prior Period
	(11/01/09-10/31/10)	(11/01/08-10/31/09)

Schwab S&P 500 Index Fund	$141,923	$223,146
Schwab 1000 Index Fund	21,488	106,941
Schwab Small-Cap Index Fund	23,624	41,948
Schwab Total Stock Market Index Fund	22,830	65,047
Schwab International Index Fund	23,029	38,278

62

 Schwab Equity Index Funds

Financial Notes (continued)

9. Federal Income Taxes:

As of October 31, 2010, the components of distributable earnings on a tax-basis were as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Undistributed ordinary income	$150,913,194	$56,524,536	$8,620,185	$21,095,712	$36,231,864
Undistributed long-term capital gains	—	59,069,725	4,029,340	—	—
Unrealized appreciation	2,713,509,546	2,546,102,555	294,136,862	412,059,292	494,433,465
Unrealized depreciation	(1,329,569,571)	(100,382,704)	(151,485,996)	(188,788,305)	(119,906,983)
Other unrealized appreciation/(depreciation)	—	—	1	—	162,899

Net unrealized appreciation/(depreciation)	$1,383,939,975	$2,445,719,851	$142,650,867	$223,270,987	$374,689,381

The primary differences between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFIC), partnership investments, non taxable dividends and futures mark to market.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2010, the following funds had capital loss carryforwards available to offset net capital gains before the expiration dates:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2011	$72,380,652	$—	$—	$—	$39,016,178
October 31, 2012	29,211,932	—	—	—	8,278,017
October 31, 2013	178,254,818	—	—	—	—
October 31, 2014	109,256,533	—	—	—	—
October 31, 2015	89,645,092	—	—	—	—
October 31, 2016	77,879,594	—	—	22,023,303	3,212,061
October 31, 2017	20,049,252	—	—	4,871,496	65,689,066

Total	$576,677,873	$—	$—	$26,894,799	$116,195,322

As of October 31, 2010, the funds had capital losses utilized and capital losses expired as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital loss utilized	$40,478,718	$6,343,580	$80,030,788	$3,377,458	$7,656,662
Capital loss expired	$361,399,022	$—	$—	$—	$105,065,251

 63

 Schwab Equity Index Funds

Financial Notes (continued)

9. Federal Income Taxes (continued):

The tax-basis components of distributions during the current and prior fiscal years were:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Current period distributions
Ordinary income	$130,372,304	$78,998,534	$11,038,239	$20,970,578	$37,166,734

Prior period distributions
Ordinary income	$135,806,905	$99,150,991	$21,820,017	$21,340,641	$52,200,615

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2010, the funds made the following reclassifications:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital shares	($361,399,022)	($2)	$—	$—	($105,065,251)
Undistributed net investment income	(70,084)	(4,046,130)	(3,798,027)	1,399,778	1,106,341
Net realized capital gains and losses	361,469,106	4,046,132	3,798,027	(1,399,778)	103,958,910

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year of October 31, 2010, the funds did not incur any interest or penalties.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

11. Reorganization:

Under a plan of reorganization adopted by the Schwab Capital Trust, all of the assets and liabilities of the Schwab Institutional Select S&P 500 Fund were transferred to the Schwab S&P 500 Index Fund. The reorganization which qualified as a tax free exchange for federal income tax purposes, was completed at the close of business on September 9, 2009. The following is a

64

 Schwab Equity Index Funds

Financial Notes (continued)

11. Reorganization (continued):

summary of shares outstanding, net assets and net asset value per share issued and unrealized appreciation/depreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
		Schwab
	Schwab	Institutional Select	Schwab
	S&P 500 Index Fund	S&P 500 Fund	S&P 500 Index Fund

Shares	345,295,674	369,037,913	530,939,364
Net Assets	$5,596,066,040	$3,008,644,483	$8,604,710,522
Net Asset Value	$16.21	$8.15	$16.21
Net unrealized appreciation/(depreciation)	$598,517,347	($368,306,557)	$230,210,790

 65

Report of Independent Registered Public Accounting Firm

To the Boards of Trustees and Shareholders of:
Schwab S&P 500 Index Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab 1000 Index Fund (one of the portfolios constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (four of the portfolios constituting Schwab Capital Trust) (hereafter collectively referred to as the “Funds”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 15, 2010

66

Other Federal Tax Information (unaudited)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2010, qualify for the corporate dividends received deduction:

Percentage

Schwab S&P 500 Index Fund	100.00
Schwab 1000 Index Fund	100.00
Schwab Small-Cap Index Fund	93.77
Schwab Total Stock Market Index Fund	98.94
Schwab International Index Fund	—

For the fiscal year ended October 31, 2010, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2011 via IRS form 1099 of the amounts for use in preparing their 2010 income tax return.

Schwab S&P 500 Index Fund	$125,874,825
Schwab 1000 Index Fund	78,998,534
Schwab Small-Cap Index Fund	10,798,047
Schwab Total Stock Market Index Fund	20,834,669
Schwab International Index Fund	37,381,674

The Schwab International Index Fund may elect to pass on the benefits of the foreign tax credit of $1,889,580 to its Shareholders for the year ended October 31, 2010. The respective foreign source income on the fund is $45,187,809.

 67

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust and Schwab Investments (collectively, the “Trusts”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreements”) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements with respect to the Funds at meetings held on April 28, 2010, and June 3, 2010, and approved the renewal of the Agreements with respect to the Funds for an additional one year term at the meeting held on June 3, 2010. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/ benchmarks, in light of total return, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both

68

risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreements with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to Schwab 1000 Index Fund that include lower fees at higher graduated asset levels. Based on this evaluation the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 69

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 84 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 2000.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	73	None

70

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	73	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	84	None

 71

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Funds (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Funds (Nov. 1998 – present) and Schwab ETFs (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

72

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 73

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call one of the numbers below.

Schwab Funds® direct investors:  1-800-407-0256

© 2010 Schwab Funds. All rights reserved.

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13810-13

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler and Mariann Byerwalter, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Mr. Hasler and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.
Registrant is composed of thirty-five series. Thirty-two series have a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, and three series has a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the thirty-five series, based on their respective 2010 and 2009 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

     Audit Fees
     2010: $1,158,777               2009: $1,219,764
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
     Audit-Related Fees
     For services rendered to Registrant:
     2010: $82,667               2009: $94,555
     Nature of these services: tax provision review and procedures performed related to Registrant’s service provider conversion.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
     Tax Fees
     For services rendered to Registrant:
     2010: $90,725               2009: $103,222
     Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
     All Other Fees
     For services rendered to Registrant:
     2010: $13,258               2009: $13,258

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
     2009: $186,650               2008: $211,035
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
(h)	During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.
Not applicable.

Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab International Index Fund, Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund and Schwab Fundamental Emerging Markets Index Fund are filed under this Item.

 Schwab S&P 500 Index Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	8,564,085,806	9,997,803,572
0.1%		Short-Term Investments	9,501,330	9,501,330

100.0%		Total Investments	8,573,587,136	10,007,304,902
0.1%		Collateral Invested for Securities on Loan	13,300,790	13,300,790
(0	.1)%	Other Assets and Liabilities, Net		(13,679,342)

100.0%		Net Assets		10,006,926,350

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	3,176,997	44,890,968
Harley-Davidson, Inc.	231,470	7,101,499
Johnson Controls, Inc.	590,859	20,750,968
The Goodyear Tire & Rubber Co. *	197,636	2,019,840

		74,763,275

Banks 2.8%
BB&T Corp.	636,113	14,891,405
Comerica, Inc.	164,570	5,888,315
Fifth Third Bancorp	791,629	9,942,860
First Horizon National Corp. *	234,608	2,367,195
Hudson City Bancorp, Inc.	481,992	5,615,207
Huntington Bancshares, Inc.	768,693	4,358,489
KeyCorp	808,498	6,621,599
M&T Bank Corp. (c)	76,398	5,710,750
Marshall & Ilsley Corp.	329,392	1,946,707
People’s United Financial, Inc.	343,300	4,226,023
PNC Financial Services Group, Inc.	491,178	26,474,494
Regions Financial Corp.	1,079,945	6,803,653
SunTrust Banks, Inc.	466,116	11,662,222
U.S. Bancorp	1,774,328	42,903,251
Wells Fargo & Co.	4,864,309	126,861,179
Zions Bancorp	109,298	2,258,097

		278,531,446

Capital Goods 8.0%
3M Co.	658,619	55,468,892
Caterpillar, Inc.	577,162	45,364,933
Cummins, Inc.	182,562	16,083,712
Danaher Corp.	488,074	21,162,889
Deere & Co.	404,286	31,049,165
Dover Corp.	174,270	9,253,737
Eaton Corp.	143,839	12,777,218
Emerson Electric Co.	718,815	39,462,943
Fastenal Co.	98,649	5,078,450
Flowserve Corp.	50,100	5,010,000
Fluor Corp.	160,582	7,738,447
General Dynamics Corp.	371,660	25,317,479
General Electric Co.	9,950,352	159,404,639
Goodrich Corp.	114,696	9,413,101
Honeywell International, Inc.	699,429	32,950,100
Illinois Tool Works, Inc.	437,336	19,986,255
ITT Corp.	169,678	8,007,105
Jacobs Engineering Group, Inc. *	98,834	3,815,981
L-3 Communications Holdings, Inc.	110,383	7,968,549
Lockheed Martin Corp.	305,491	21,778,453
Masco Corp.	347,388	3,703,156
Northrop Grumman Corp.	301,767	19,074,692
PACCAR, Inc.	325,350	16,677,441
Pall Corp.	86,430	3,687,968
Parker Hannifin Corp.	155,336	11,890,971
Precision Castparts Corp.	129,927	17,745,430
Quanta Services, Inc. *	181,000	3,558,460
Raytheon Co.	371,488	17,118,167
Rockwell Automation, Inc.	132,521	8,265,335
Rockwell Collins, Inc.	147,405	8,919,477
Roper Industries, Inc.	85,000	5,901,550
Snap-on, Inc.	58,282	2,972,382
Textron, Inc.	230,904	4,807,421
The Boeing Co.	708,654	50,059,319
Tyco International Ltd.	475,000	18,183,000
United Technologies Corp.	882,035	65,949,757
W.W. Grainger, Inc.	63,127	7,829,642

		803,436,216

Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	89,776	3,263,358
Cintas Corp.	122,876	3,375,404
Equifax, Inc.	119,661	3,964,369
Iron Mountain, Inc.	150,100	3,270,679
Pitney Bowes, Inc.	196,591	4,313,206
R.R. Donnelley & Sons Co.	194,869	3,595,333
Republic Services, Inc.	281,634	8,395,509
Robert Half International, Inc.	107,442	2,912,753
Stericycle, Inc. *	74,600	5,351,804
The Dun & Bradstreet Corp.	40,100	2,983,841
Waste Management, Inc.	476,916	17,035,439

		58,461,695

Consumer Durables & Apparel 1.1%
Coach, Inc.	283,028	14,151,400
D.R. Horton, Inc.	189,516	1,978,547
Eastman Kodak Co. *	117,413	553,015
Fortune Brands, Inc.	138,179	7,468,575
Harman International Industries, Inc. *	51,156	1,716,284
Hasbro, Inc.	134,117	6,202,911

See financial notes 1

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Leggett & Platt, Inc.	157,894	3,217,880
Lennar Corp., Class A	83,818	1,216,199
Mattel, Inc.	358,794	8,370,664
Newell Rubbermaid, Inc.	250,050	4,413,383
NIKE, Inc., Class B	371,862	30,284,441
Polo Ralph Lauren Corp.	60,526	5,863,759
Pulte Group, Inc. *	293,286	2,302,295
Stanley Black & Decker, Inc.	148,581	9,207,565
VF Corp.	80,391	6,691,747
Whirlpool Corp.	76,122	5,772,331

		109,410,996

Consumer Services 1.9%
Apollo Group, Inc., Class A *	109,790	4,114,929
Carnival Corp.	416,421	17,976,895
Darden Restaurants, Inc.	128,248	5,862,216
DeVry, Inc.	40,000	1,914,400
H&R Block, Inc.	262,105	3,090,218
International Game Technology	227,760	3,550,778
Marriott International, Inc., Class A	238,772	8,846,503
McDonald’s Corp.	1,009,338	78,496,216
Starbucks Corp.	714,662	20,353,574
Starwood Hotels & Resorts Worldwide, Inc.	180,068	9,748,881
Wyndham Worldwide Corp.	178,464	5,130,840
Wynn Resorts Ltd.	74,700	8,005,599
Yum! Brands, Inc.	444,985	22,053,457

		189,144,506

Diversified Financials 7.1%
American Express Co.	975,741	40,454,222
Ameriprise Financial, Inc.	238,214	12,313,282
Bank of America Corp.	9,367,011	107,158,606
Bank of New York Mellon Corp.	1,117,673	28,008,885
Capital One Financial Corp.	422,474	15,745,606
Citigroup, Inc. *	23,804,076	99,262,997
CME Group, Inc.	63,537	18,403,492
Discover Financial Services	500,773	8,838,643
E*TRADE Financial Corp. *	141,519	2,023,722
Federated Investors, Inc., Class B	76,906	1,915,728
Franklin Resources, Inc.	145,835	16,727,275
IntercontinentalExchange, Inc. *	67,958	7,806,336
Invesco Ltd.	436,147	10,031,381
Janus Capital Group, Inc.	171,695	1,813,099
JPMorgan Chase & Co.	3,714,631	139,781,565
Legg Mason, Inc.	153,698	4,769,249
Leucadia National Corp. *	177,151	4,503,178
Moody’s Corp.	188,529	5,101,595
Morgan Stanley	1,280,754	31,852,352
Northern Trust Corp.	225,818	11,207,347
NYSE Euronext	245,500	7,522,120
SLM Corp. *	493,118	5,868,104
State Street Corp.	466,026	19,461,246
T. Rowe Price Group, Inc.	243,179	13,440,503
The Charles Schwab Corp. (b)	891,781	13,733,427
The Goldman Sachs Group, Inc.	480,169	77,283,201
The NASDAQ OMX Group, Inc. *	116,400	2,446,728

		707,473,889

Energy 11.1%
Anadarko Petroleum Corp.	446,909	27,516,187
Apache Corp.	326,206	32,953,330
Baker Hughes, Inc.	397,463	18,414,461
Cabot Oil & Gas Corp.	92,200	2,671,956
Cameron International Corp. *	198,400	8,680,000
Chesapeake Energy Corp.	609,566	13,227,582
Chevron Corp.	1,871,934	154,640,468
ConocoPhillips	1,388,390	82,470,366
CONSOL Energy, Inc.	171,318	6,297,650
Denbury Resources, Inc. *	330,200	5,620,004
Devon Energy Corp.	414,458	26,948,059
Diamond Offshore Drilling, Inc.	65,300	4,320,248
El Paso Corp.	628,871	8,338,829
EOG Resources, Inc.	232,406	22,245,902
EQT Corp.	122,400	4,582,656
Exxon Mobil Corp.	4,791,041	318,460,495
FMC Technologies, Inc. *	115,000	8,291,500
Halliburton Co.	839,568	26,748,637
Helmerich & Payne, Inc.	95,000	4,064,100
Hess Corp.	273,440	17,234,923
Marathon Oil Corp.	670,652	23,855,091
Massey Energy Co.	89,200	3,752,644
Murphy Oil Corp.	174,292	11,356,867
Nabors Industries Ltd. *	287,890	6,016,901
National Oilwell Varco, Inc.	401,424	21,580,554
Noble Energy, Inc.	160,284	13,059,940
Occidental Petroleum Corp.	759,350	59,707,691
Peabody Energy Corp.	261,564	13,836,736
Pioneer Natural Resources Co.	119,800	8,362,040
QEP Resources, Inc.	162,691	5,373,684
Range Resources Corp.	139,500	5,215,905
Rowan Cos., Inc. *	126,263	4,154,053
Schlumberger Ltd.	1,289,615	90,131,192
Southwestern Energy Co. *	312,100	10,564,585
Spectra Energy Corp.	595,509	14,155,249
Sunoco, Inc.	109,001	4,084,267
Tesoro Corp.	164,807	2,135,899
The Williams Cos., Inc.	546,298	11,756,333
Valero Energy Corp.	549,440	9,862,448

		1,112,689,432

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	411,092	25,804,245
CVS Caremark Corp.	1,267,851	38,187,672
Safeway, Inc.	355,696	8,145,439
SUPERVALU, Inc.	229,681	2,478,258
Sysco Corp.	544,957	16,054,433
The Kroger Co.	603,247	13,271,434
Wal-Mart Stores, Inc.	1,867,102	101,140,915
Walgreen Co.	921,611	31,224,181
Whole Foods Market, Inc. *	139,416	5,541,786

		241,848,363

Food, Beverage & Tobacco 6.2%
Altria Group, Inc.	1,901,291	48,330,817
Archer-Daniels-Midland Co.	600,599	20,011,959
Brown-Forman Corp., Class B	80,728	4,909,070
Campbell Soup Co.	198,711	7,203,274

2 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Coca-Cola Enterprises, Inc.	268,162	6,438,570
ConAgra Foods, Inc.	429,049	9,649,312
Constellation Brands, Inc., Class A *	175,065	3,454,032
Dean Foods Co. *	119,970	1,247,688
Dr Pepper Snapple Group, Inc.	216,800	7,924,040
General Mills, Inc.	628,780	23,604,401
H.J. Heinz Co.	303,643	14,911,908
Hormel Foods Corp.	50,000	2,296,000
Kellogg Co.	234,434	11,782,653
Kraft Foods, Inc., Class A	1,587,654	51,233,594
Lorillard, Inc.	143,597	12,254,568
McCormick & Co., Inc. - Non Voting Shares	132,602	5,863,660
Mead Johnson Nutrition Co.	180,000	10,587,600
Molson Coors Brewing Co., Class B	127,030	5,999,627
PepsiCo, Inc.	1,488,963	97,229,284
Philip Morris International, Inc.	1,735,046	101,500,191
Reynolds American, Inc.	163,798	10,630,490
Sara Lee Corp.	669,142	9,588,805
The Coca-Cola Co.	2,170,228	133,078,381
The Hershey Co.	154,428	7,642,642
The JM Smucker Co.	118,675	7,628,429
Tyson Foods, Inc., Class A	327,690	5,095,579

		620,096,574

Health Care Equipment & Services 3.7%
Aetna, Inc.	416,980	12,451,023
AmerisourceBergen Corp.	287,046	9,420,850
Baxter International, Inc.	544,689	27,724,670
Becton, Dickinson & Co.	224,690	16,968,589
Boston Scientific Corp. *	1,305,674	8,330,200
C.R. Bard, Inc.	91,473	7,603,236
Cardinal Health, Inc.	330,733	11,473,128
CareFusion Corp. *	165,366	3,991,935
Cerner Corp. *	76,000	6,675,080
CIGNA Corp.	271,908	9,568,443
Coventry Health Care, Inc. *	165,885	3,885,027
DaVita, Inc. *	80,100	5,747,175
DENTSPLY International, Inc.	112,400	3,528,236
Express Scripts, Inc. *	495,972	24,064,561
Hospira, Inc. *	141,382	8,409,401
Humana, Inc. *	159,403	9,291,601
Intuitive Surgical, Inc. *	34,400	9,045,480
Laboratory Corp. of America Holdings *	100,891	8,204,456
McKesson Corp.	255,875	16,882,633
Medco Health Solutions, Inc. *	404,782	21,263,198
Medtronic, Inc.	1,031,139	36,306,404
Patterson Cos., Inc.	107,947	2,984,735
Quest Diagnostics, Inc.	136,380	6,701,713
St. Jude Medical, Inc. *	319,387	12,232,522
Stryker Corp.	295,440	14,621,326
Tenet Healthcare Corp. *	354,317	1,544,822
UnitedHealth Group, Inc.	1,049,510	37,834,835
Varian Medical Systems, Inc. *	95,806	6,056,855
WellPoint, Inc. *	372,629	20,248,660
Zimmer Holdings, Inc. *	210,223	9,972,979

		373,033,773

Household & Personal Products 2.6%
Avon Products, Inc.	391,020	11,906,559
Colgate-Palmolive Co.	464,097	35,791,161
Kimberly-Clark Corp.	383,395	24,284,239
The Clorox Co.	127,857	8,508,883
The Estee Lauder Cos., Inc., Class A	98,326	6,997,862
The Procter & Gamble Co.	2,675,090	170,055,471

		257,544,175

Insurance 4.0%
ACE Ltd.	312,000	18,539,040
Aflac, Inc.	429,773	24,020,013
American International Group, Inc. (c)*	144,577	6,073,680
Aon Corp.	276,350	10,984,913
Assurant, Inc.	89,346	3,532,741
Berkshire Hathaway, Inc., Class B *	1,591,030	126,582,347
Cincinnati Financial Corp.	155,203	4,569,176
Genworth Financial, Inc., Class A *	496,064	5,625,366
Lincoln National Corp.	270,971	6,633,370
Loews Corp.	338,716	13,372,508
Marsh & McLennan Cos., Inc.	485,779	12,134,759
MetLife, Inc.	812,377	32,763,164
Principal Financial Group, Inc.	313,367	8,410,770
Prudential Financial, Inc.	428,131	22,511,128
The Allstate Corp.	502,110	15,309,334
The Chubb Corp.	333,893	19,372,472
The Hartford Financial Services Group, Inc.	369,895	8,870,082
The Progressive Corp.	641,620	13,576,679
The Travelers Cos., Inc.	461,960	25,500,192
Torchmark Corp.	92,541	5,300,748
Unum Group	316,540	7,096,827
XL Group plc	345,299	7,303,074

		398,082,383

Materials 3.6%
Air Products & Chemicals, Inc.	203,601	17,299,977
Airgas, Inc.	76,600	5,433,238
AK Steel Holding Corp.	140,900	1,773,931
Alcoa, Inc.	942,464	12,374,552
Allegheny Technologies, Inc.	92,070	4,851,168
Ball Corp.	90,069	5,796,841
Bemis Co., Inc.	88,735	2,818,224
CF Industries Holdings, Inc.	66,225	8,114,549
Cliffs Natural Resources, Inc.	120,000	7,824,000
E.I. du Pont de Nemours & Co.	853,204	40,339,485
Eastman Chemical Co.	74,058	5,818,737
Ecolab, Inc.	197,228	9,727,285
FMC Corp.	59,500	4,349,450
Freeport-McMoRan Copper & Gold, Inc.	431,870	40,889,452
International Flavors & Fragrances, Inc.	71,843	3,603,645
International Paper Co.	438,589	11,087,530
MeadWestvaco Corp.	155,750	4,007,447
Monsanto Co.	504,200	29,959,564

See financial notes 3

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Newmont Mining Corp.	457,546	27,850,825
Nucor Corp.	271,500	10,376,730
Owens-Illinois, Inc. *	157,500	4,414,725
Pactiv Corp. *	121,643	4,036,115
PPG Industries, Inc.	160,248	12,291,022
Praxair, Inc.	287,779	26,285,734
Sealed Air Corp.	145,968	3,379,159
Sigma-Aldrich Corp.	116,454	7,385,513
The Dow Chemical Co.	1,037,835	31,996,453
The Sherwin-Williams Co.	101,636	7,416,379
Titanium Metals Corp. *	82,800	1,627,848
United States Steel Corp.	134,613	5,760,090
Vulcan Materials Co.	106,571	3,890,907

		362,780,575

Media 3.2%
CBS Corp., Class B - Non Voting Shares	633,936	10,732,537
Comcast Corp., Class A	2,616,164	53,840,655
DIRECTV, Class A *	815,402	35,437,371
Discovery Communications, Inc., Class A *	255,000	11,375,550
Gannett Co., Inc.	207,114	2,454,301
Meredith Corp.	33,112	1,124,152
News Corp., Class A	2,142,001	30,973,334
Omnicom Group, Inc.	293,147	12,886,742
Scripps Networks Interactive, Class A	91,193	4,640,812
The Interpublic Group of Cos., Inc. *	394,465	4,082,713
The McGraw-Hill Cos., Inc.	298,767	11,248,578
The New York Times Co., Class A *	113,434	870,039
The Walt Disney Co.	1,801,283	65,044,329
The Washington Post Co., Class B (c)	5,369	2,159,143
Time Warner Cable, Inc.	335,101	19,392,295
Time Warner, Inc.	1,058,674	34,417,492
Viacom Inc., Class B	574,153	22,156,564

		322,836,607

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Abbott Laboratories	1,448,386	74,331,169
Allergan, Inc.	283,958	20,561,399
Amgen, Inc. *	907,459	51,897,580
Biogen Idec, Inc. *	234,891	14,730,015
Bristol-Myers Squibb Co.	1,612,264	43,369,902
Celgene Corp. *	434,613	26,976,429
Cephalon, Inc. *	67,600	4,491,344
Eli Lilly & Co.	966,023	34,004,010
Forest Laboratories, Inc. *	289,564	9,570,090
Genzyme Corp. *	250,448	18,064,814
Gilead Sciences, Inc. *	795,275	31,548,559
Johnson & Johnson	2,577,325	164,098,283
King Pharmaceuticals, Inc. *	267,725	3,785,631
Life Technologies Corp. *	151,835	7,619,081
Merck & Co., Inc.	2,880,714	104,512,304
Mylan, Inc. *	261,751	5,318,780
PerkinElmer, Inc.	105,660	2,477,727
Pfizer, Inc.	7,524,533	130,926,874
Thermo Fisher Scientific, Inc. *	386,537	19,875,732
Waters Corp. *	90,352	6,697,794
Watson Pharmaceuticals, Inc. *	107,446	5,012,356

		779,869,873

Real Estate 1.5%
Apartment Investment & Management Co., Class A	126,014	2,937,386
AvalonBay Communities, Inc.	77,499	8,238,919
Boston Properties, Inc.	124,976	10,771,681
CB Richard Ellis Group, Inc., Class A *	233,040	4,276,284
Equity Residential	250,522	12,182,885
HCP, Inc.	274,500	9,884,745
Health Care REIT, Inc.	96,900	4,951,590
Host Hotels & Resorts, Inc.	614,511	9,764,580
Kimco Realty Corp.	378,159	6,515,679
Plum Creek Timber Co., Inc.	158,777	5,849,345
ProLogis	456,746	6,234,583
Public Storage	126,878	12,588,835
Simon Property Group, Inc.	273,253	26,237,753
Ventas, Inc.	145,300	7,782,268
Vornado Realty Trust	147,756	12,912,397
Weyerhaeuser Co.	494,240	8,016,573

		149,145,503

Retailing 3.6%
Abercrombie & Fitch Co., Class A	91,645	3,927,905
Amazon.com, Inc. *	324,190	53,536,736
AutoNation, Inc. (c)*	64,533	1,498,456
AutoZone, Inc. *	27,098	6,439,298
Bed Bath & Beyond, Inc. *	259,369	11,386,299
Best Buy Co., Inc.	328,157	14,104,188
Big Lots, Inc. *	95,867	3,007,348
CarMax, Inc. *	200,000	6,198,000
Expedia, Inc.	190,226	5,507,043
Family Dollar Stores, Inc.	137,730	6,358,994
GameStop Corp., Class A *	146,800	2,886,088
Genuine Parts Co.	126,238	6,041,751
J.C. Penney Co., Inc.	207,121	6,458,033
Kohl’s Corp. *	288,610	14,776,832
Limited Brands, Inc.	268,835	7,901,061
Lowe’s Cos., Inc.	1,308,088	27,901,517
Macy’s, Inc.	425,926	10,068,891
Nordstrom, Inc.	169,996	6,546,546
O’Reilly Automotive, Inc. *	101,700	5,949,450
Office Depot, Inc. *	328,327	1,474,188
Priceline.com, Inc. *	38,000	14,318,780
RadioShack Corp.	145,746	2,933,867
Ross Stores, Inc.	115,000	6,783,850
Sears Holdings Corp. (c)*	52,326	3,766,426
Staples, Inc.	653,469	13,376,510
Target Corp.	681,108	35,376,749
The Gap, Inc.	450,962	8,572,787
The Home Depot, Inc.	1,552,250	47,933,480
The TJX Cos., Inc.	375,453	17,229,538
Tiffany & Co.	129,028	6,838,484
Urban Outfitters, Inc. *	90,000	2,769,300

		361,868,395

4 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	484,339	3,550,205
Altera Corp.	301,746	9,417,493
Analog Devices, Inc.	296,254	9,974,872
Applied Materials, Inc.	1,215,472	15,023,234
Broadcom Corp., Class A	422,318	17,205,235
First Solar, Inc. *	45,000	6,195,600
Intel Corp.	5,153,905	103,438,873
KLA-Tencor Corp.	160,681	5,739,525
Linear Technology Corp.	214,968	6,928,419
LSI Corp. *	437,376	2,291,850
MEMC Electronic Materials, Inc. *	164,927	2,114,364
Microchip Technology, Inc.	161,223	5,188,156
Micron Technology, Inc. *	708,775	5,861,569
National Semiconductor Corp.	214,375	2,936,938
Novellus Systems, Inc. *	101,311	2,959,294
NVIDIA Corp. *	500,082	6,015,987
Teradyne, Inc. *	84,449	949,207
Texas Instruments, Inc.	1,158,954	34,270,270
Xilinx, Inc.	269,163	7,216,260

		247,277,351

Software & Services 9.3%
Adobe Systems, Inc. *	501,976	14,130,624
Akamai Technologies, Inc. *	145,141	7,499,435
Autodesk, Inc. *	187,681	6,790,299
Automatic Data Processing, Inc.	476,173	21,151,605
BMC Software, Inc. *	186,239	8,466,425
CA, Inc.	370,925	8,609,169
Citrix Systems, Inc. *	160,708	10,296,562
Cognizant Technology Solutions Corp., Class A *	271,648	17,708,733
Computer Sciences Corp.	144,040	7,065,162
Compuware Corp. *	278,185	2,784,632
eBay, Inc. *	1,001,569	29,856,772
Electronic Arts, Inc. *	305,892	4,848,388
Fidelity National Information Services, Inc.	309,034	8,374,821
Fiserv, Inc. *	150,352	8,197,191
Google, Inc., Class A *	229,758	140,839,356
International Business Machines Corp.	1,190,690	170,983,084
Intuit, Inc. *	302,909	14,539,632
MasterCard, Inc., Class A	88,000	21,125,280
McAfee, Inc. *	137,400	6,499,020
Microsoft Corp.	7,184,631	191,398,570
Monster Worldwide, Inc. *	89,138	1,609,832
Novell, Inc. *	325,547	1,930,494
Oracle Corp.	3,629,986	106,721,588
Paychex, Inc.	305,065	8,450,301
Red Hat, Inc. *	148,000	6,254,480
SAIC, Inc. *	212,000	3,294,480
Salesforce.com, Inc. *	94,871	11,011,677
Symantec Corp. *	793,350	12,836,403
Teradata Corp. *	161,371	6,351,563
Total System Services, Inc.	177,100	2,764,531
VeriSign, Inc. *	180,525	6,273,244
Visa, Inc., Class A	445,000	34,785,650
Western Union Co.	678,625	11,943,800
Yahoo!, Inc. *	1,162,255	19,188,830

		934,581,633

Technology Hardware & Equipment 7.5%
Agilent Technologies, Inc. *	340,466	11,848,217
Amphenol Corp., Class A	161,800	8,111,034
Apple, Inc. *	847,740	255,059,534
Cisco Systems, Inc. *	5,323,628	121,538,427
Corning, Inc.	1,450,987	26,524,042
Dell, Inc. *	1,577,085	22,678,482
EMC Corp. *	1,918,045	40,298,125
FLIR Systems, Inc. *	129,500	3,605,280
Harris Corp.	129,300	5,843,067
Hewlett-Packard Co.	2,116,908	89,037,151
Jabil Circuit, Inc.	170,686	2,618,323
JDS Uniphase Corp. *	191,981	2,017,720
Juniper Networks, Inc. *	491,565	15,921,790
Lexmark International, Inc., Class A *	83,508	3,175,809
Molex, Inc.	126,666	2,571,320
Motorola, Inc. *	2,130,254	17,361,570
NetApp, Inc. *	332,174	17,688,266
QLogic Corp. *	146,917	2,581,332
QUALCOMM, Inc.	1,496,265	67,526,440
SanDisk Corp. *	197,824	7,434,226
Tellabs, Inc.	436,856	2,979,358
Western Digital Corp. *	206,000	6,596,120
Xerox Corp.	1,339,866	15,676,432

		748,692,065

Telecommunication Services 3.1%
American Tower Corp., Class A *	358,600	18,507,346
AT&T, Inc.	5,502,536	156,822,276
CenturyLink, Inc.	293,318	12,137,499
Frontier Communications Corp.	937,945	8,235,157
MetroPCS Communications, Inc. *	120,000	1,249,200
Qwest Communications International, Inc.	1,415,741	9,343,890
Sprint Nextel Corp. *	3,022,208	12,451,497
Verizon Communications, Inc.	2,648,178	85,986,340
Windstream Corp.	396,374	5,018,095

		309,751,300

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	140,195	9,880,944
CSX Corp.	358,297	22,017,351
Expeditors International of Washington, Inc.	182,700	9,018,072
FedEx Corp.	289,468	25,392,133
Norfolk Southern Corp.	352,392	21,668,584
Ryder System, Inc.	60,702	2,655,712
Southwest Airlines Co.	697,736	9,600,847
Union Pacific Corp.	471,475	41,338,928
United Parcel Service, Inc., Class B	932,518	62,795,762

		204,368,333

Utilities 3.5%
Allegheny Energy, Inc.	158,380	3,674,416

See financial notes 5

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Ameren Corp.	217,420	6,300,832
American Electric Power Co., Inc.	445,802	16,690,827
CenterPoint Energy, Inc.	346,166	5,732,509
CMS Energy Corp.	212,084	3,898,104
Consolidated Edison, Inc.	256,565	12,756,412
Constellation Energy Group, Inc.	182,265	5,511,694
Dominion Resources, Inc.	551,564	23,970,971
DTE Energy Co.	153,312	7,168,869
Duke Energy Corp.	1,203,398	21,913,877
Edison International	306,093	11,294,832
Entergy Corp.	183,353	13,665,299
Exelon Corp.	615,890	25,140,630
FirstEnergy Corp.	285,055	10,353,198
Integrys Energy Group, Inc.	71,494	3,802,766
NextEra Energy, Inc.	384,238	21,148,459
Nicor, Inc.	34,408	1,638,853
NiSource, Inc.	256,762	4,444,550
Northeast Utilities	163,700	5,120,536
NRG Energy, Inc. *	240,000	4,778,400
ONEOK, Inc.	96,000	4,782,720
Pepco Holdings, Inc.	205,700	3,961,782
PG&E Corp.	364,106	17,411,549
Pinnacle West Capital Corp.	94,461	3,888,015
PPL Corp.	436,970	11,754,493
Progress Energy, Inc.	260,859	11,738,655
Public Service Enterprise Group, Inc.	472,170	15,274,699
SCANA Corp.	113,900	4,651,676
Sempra Energy	240,269	12,849,586
Southern Co.	775,525	29,369,132
TECO Energy, Inc.	194,819	3,426,866
The AES Corp. *	623,349	7,442,787
Wisconsin Energy Corp.	109,300	6,507,722
Xcel Energy, Inc.	421,186	10,049,498

		352,115,214

Total Common Stock
(Cost $8,564,085,806)		9,997,803,572

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 0.1% of net assets

Time Deposit 0.1%
HSBC Bank USA
0.03% 11/01/10	7,139,229	7,139,229

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.14% 12/16/10 (a)	2,362,500	2,362,101

Total Short-Term Investments
(Cost $9,501,330)		9,501,330

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	13,300,790	13,300,790

Total Collateral Invested for Securities on Loan
(Cost $13,300,790)		13,300,790

End of Collateral Invested for Securities on Loan.

At 10/31/10 tax basis cost of the fund’s investments was $8,623,364,927 and the unrealized appreciation and depreciation were $2,713,509,546 and ($1,329,569,571), respectively, with a net unrealized appreciation of $1,383,939,975.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 12/17/10	30	1,769,550	127,883

6 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	1,251,261,679	1,403,572,178
0.0%		Rights	—	—
0.2%		Short-Term Investments	2,709,233	2,709,233

100.0%		Total Investments	1,253,970,912	1,406,281,411
3.0%		Collateral Invested for Securities on Loan	41,794,683	41,794,683
(3	.0)%	Other Assets and Liabilities, Net		(42,052,321)

100.0%		Net Assets		1,406,023,773

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	106,200	979,164
Cooper Tire & Rubber Co.	111,323	2,183,044
Dana Holding Corp. *	256,200	3,625,230
Drew Industries, Inc. *	28,900	608,923
Exide Technologies *	161,700	952,413
Fuel Systems Solutions, Inc. (d)*	24,000	983,520
Modine Manufacturing Co. *	85,100	1,150,552
Superior Industries International, Inc.	42,700	766,465
Tenneco, Inc. *	106,500	3,474,030
Winnebago Industries, Inc. *	53,500	535,000

		15,258,341

Banks 6.5%
1st Source Corp.	19,221	339,635
Astoria Financial Corp.	150,000	1,863,000
BancFirst Corp.	13,416	551,398
Bank of the Ozarks, Inc.	22,300	847,623
Beneficial Mutual Bancorp, Inc. *	60,203	441,890
Boston Private Financial Holdings, Inc.	133,200	760,572
Brookline Bancorp, Inc.	102,992	1,003,142
Cathay General Bancorp	142,822	1,942,379
Chemical Financial Corp.	46,903	951,193
City Holding Co.	31,200	989,040
Columbia Banking System, Inc.	71,800	1,307,478
Community Bank System, Inc.	60,200	1,406,874
Community Trust Bancorp, Inc.	34,100	931,271
CVB Financial Corp.	156,319	1,189,588
Dime Community Bancshares	44,400	647,796
F.N.B. Corp.	209,737	1,782,764
First Commonwealth Financial Corp.	206,656	1,202,738
First Financial Bancorp	88,389	1,488,471
First Financial Bankshares, Inc.	40,721	1,924,474
First Financial Corp.	21,300	622,599
First Midwest Bancorp, Inc.	130,963	1,402,614
Flushing Financial Corp.	56,900	748,235
Glacier Bancorp, Inc.	130,811	1,700,543
Hancock Holding Co.	52,110	1,637,296
Home Bancshares, Inc.	39,490	812,309
IBERIABANK Corp.	48,800	2,540,040
Independent Bank Corp.	38,500	904,365
International Bancshares Corp.	95,400	1,634,202
Investors Bancorp, Inc. *	86,400	1,036,800
Kearny Financial Corp.	29,200	254,916
MB Financial, Inc.	93,024	1,385,127
MGIC Investment Corp. *	334,000	2,945,880
National Penn Bancshares, Inc.	231,178	1,500,345
NBT Bancorp, Inc.	71,485	1,576,244
NewAlliance Bancshares, Inc.	195,100	2,514,839
Northfield Bancorp, Inc.	24,900	282,615
Northwest Bancshares, Inc.	201,209	2,281,710
Ocwen Financial Corp. *	129,800	1,120,174
Old National Bancorp	160,383	1,517,223
Oritani Financial Corp.	67,250	713,522
PacWest Bancorp	54,816	955,443
Park National Corp.	20,953	1,369,278
Pinnacle Financial Partners, Inc. *	60,632	691,811
Popular, Inc. *	1,661,500	4,535,895
PrivateBancorp, Inc.	107,676	1,269,500
Provident Financial Services, Inc.	94,551	1,195,125
Radian Group, Inc.	242,300	1,839,057
Republic Bancorp, Inc., Class A	15,900	324,996
Roma Financial Corp.	20,700	205,137
S&T Bancorp, Inc.	42,081	824,788
SCBT Financial Corp.	23,400	714,402
Signature Bank *	74,709	3,155,708
Simmons First National Corp., Class A	27,600	750,444
Sterling Bancshares, Inc.	185,012	997,215
Susquehanna Bancshares, Inc.	236,908	1,871,573
Synovus Financial Corp.	1,422,000	3,071,520
Texas Capital Bancshares, Inc. *	52,000	943,800
Tompkins Financial Corp.	11,330	437,338
TrustCo Bank Corp. NY	131,602	709,335
Trustmark Corp.	102,877	2,272,553
Umpqua Holdings Corp.	208,195	2,290,145
United Bankshares, Inc. (d)	70,322	1,879,004
United Community Banks, Inc. *	152,030	297,979
ViewPoint Financial Group	31,360	301,056
Webster Financial Corp.	118,400	2,027,008
WesBanco, Inc.	44,198	734,129
Western Alliance Bancorp *	90,700	547,828
Whitney Holding Corp.	177,400	1,468,872
Wilmington Trust Corp.	160,700	1,142,577
Wintrust Financial Corp.	60,955	1,824,993

		91,351,433

18 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Capital Goods 9.8%
A.O. Smith Corp.	42,330	2,371,750
AAON, Inc.	23,100	567,105
AAR CORP. *	71,597	1,577,998
Actuant Corp., Class A	124,748	2,803,088
Aerovironment, Inc. *	24,400	572,424
Aircastle Ltd.	101,800	937,578
Albany International Corp., Class A	60,600	1,236,240
American Science & Engineering, Inc.	15,700	1,292,895
Ameron International Corp.	15,500	1,065,780
Apogee Enterprises, Inc.	49,200	516,108
Applied Industrial Technologies, Inc.	68,466	2,082,051
ArvinMeritor, Inc. *	172,300	2,856,734
Astec Industries, Inc. *	32,695	963,522
AZZ, Inc.	22,600	839,364
Badger Meter, Inc.	24,303	1,009,304
Baldor Electric Co.	77,708	3,265,290
Barnes Group, Inc.	76,840	1,397,720
Beacon Roofing Supply, Inc. *	92,382	1,363,558
Belden, Inc.	83,200	2,321,280
Blount International, Inc. *	62,762	941,430
Brady Corp., Class A	96,329	2,962,117
Briggs & Stratton Corp.	101,093	1,779,237
Broadwind Energy, Inc. (d)*	64,800	123,120
Ceradyne, Inc. *	47,012	1,119,356
Chart Industries, Inc. *	48,200	1,123,060
CIRCOR International, Inc.	28,200	989,256
Colfax Corp. *	60,400	970,628
Comfort Systems USA, Inc.	70,700	809,515
Cubic Corp.	26,015	1,133,474
Curtiss-Wright Corp.	83,900	2,590,832
DigitalGlobe, Inc. *	65,600	2,141,840
Encore Wire Corp.	31,541	654,791
Ener1, Inc. (d)*	65,600	237,472
EnerSys *	73,278	1,931,608
EnPro Industries, Inc. *	43,700	1,535,618
ESCO Technologies, Inc.	48,669	1,668,373
Esterline Technologies Corp. *	54,911	3,318,821
Force Protection, Inc. *	122,200	685,542
Franklin Electric Co., Inc.	38,518	1,390,885
GATX Corp.	84,800	2,684,768
GeoEye, Inc. *	35,100	1,553,877
Gibraltar Industries, Inc. *	48,272	440,723
Granite Construction, Inc.	61,900	1,496,742
Great Lakes Dredge & Dock Co.	73,200	453,108
Griffon Corp. *	77,421	912,794
H&E Equipment Services, Inc. *	49,431	480,469
HEICO Corp. (d)	59,825	2,978,088
Hexcel Corp. *	177,783	3,159,204
II-VI, Inc. *	51,600	2,029,944
Insituform Technologies, Inc., Class A *	71,500	1,544,400
Interline Brands, Inc. *	53,034	1,065,453
John Bean Technologies Corp.	45,600	779,760
Kaman Corp.	42,349	1,141,305
Kaydon Corp.	59,535	2,075,985
Layne Christensen Co. *	39,911	1,115,113
Lindsay Corp.	27,400	1,579,610
MasTec, Inc. *	97,573	1,190,391
Michael Baker Corp. *	13,900	454,252
Moog, Inc., Class A *	83,400	3,135,840
Mueller Industries, Inc.	74,724	2,196,886
Mueller Water Products, Inc., Class A	283,100	854,962
NACCO Industries, Inc., Class A	9,477	940,687
Orbital Sciences Corp. *	114,336	1,856,817
Orion Marine Group, Inc. *	49,300	616,743
Polypore International, Inc. *	44,300	1,473,861
Powell Industries, Inc. *	16,000	493,760
Quanex Building Products Corp.	67,404	1,214,620
Raven Industries, Inc.	29,500	1,213,040
RBC Bearings, Inc. *	36,000	1,199,520
Robbins & Myers, Inc.	56,800	1,648,904
RSC Holdings, Inc. *	62,000	500,960
Rush Enterprises, Inc., Class A *	56,287	894,400
Simpson Manufacturing Co., Inc.	70,694	1,879,046
Sun Hydraulics Corp.	19,500	605,865
TAL International Group, Inc.	23,100	647,262
Taser International, Inc. *	107,100	424,116
Teledyne Technologies, Inc. *	66,300	2,756,091
Tennant Co.	31,200	1,046,760
The Gorman-Rupp Co.	25,700	766,374
The Manitowoc Co., Inc.	233,200	2,597,848
The Middleby Corp. *	33,052	2,467,662
The Toro Co.	59,535	3,379,207
Tredegar Corp.	39,900	769,671
Trinity Industries, Inc.	145,800	3,314,034
Triumph Group, Inc.	29,701	2,482,707
Tutor Perini Corp. *	54,930	1,274,925
United Rentals, Inc. *	119,800	2,251,042
Universal Forest Products, Inc.	35,562	1,071,839
USG Corp. *	151,600	1,922,288
Vicor Corp.	23,900	425,659
Watts Water Technologies, Inc., Class A	57,807	2,033,072
WESCO International, Inc. *	80,100	3,429,882

		138,069,100

Commercial & Professional Supplies 3.7%
ABM Industries, Inc.	90,109	2,031,958
Acco Brands Corp. *	100,400	625,492
Administaff, Inc.	36,310	951,685
CBIZ, Inc. *	73,222	433,474
Cenveo, Inc. *	102,700	564,850
Consolidated Graphics, Inc. *	20,500	954,275
CoStar Group, Inc. *	37,883	1,881,270
Deluxe Corp.	94,146	1,924,344
EnergySolutions, Inc.	136,500	640,185
EnerNOC, Inc. (d)*	26,000	781,820
Ennis, Inc.	39,000	703,560
Exponent, Inc. *	25,300	807,576
G & K Services, Inc., Class A	29,330	725,038
Healthcare Services Group, Inc.	79,950	1,921,198
Heidrick & Struggles International, Inc.	37,300	801,204
Herman Miller, Inc.	113,100	2,174,913
HNI Corp.	82,800	2,041,848
Huron Consulting Group, Inc. *	37,500	746,625
ICF International, Inc. *	20,900	535,458
Interface, Inc., Class A	99,400	1,430,366

See financial notes 19

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Kelly Services, Inc., Class A *	46,723	693,837
Kforce, Inc. *	59,400	891,594
Knoll, Inc.	86,303	1,309,217
Korn/Ferry International *	78,461	1,383,267
M&F Worldwide Corp. *	19,070	512,602
McGrath Rentcorp	38,898	984,508
Mine Safety Appliances Co.	55,589	1,565,386
Mobile Mini, Inc. *	60,768	1,059,186
Navigant Consulting, Inc. *	91,948	841,324
Resources Connection, Inc.	92,050	1,490,290
School Specialty, Inc. *	26,093	349,646
Steelcase, Inc., Class A	142,042	1,194,573
Sykes Enterprises, Inc. *	80,693	1,340,311
Tetra Tech, Inc. *	112,700	2,373,462
The Advisory Board Co. *	25,476	1,192,532
The Brink’s Co.	88,000	2,076,800
The Corporate Executive Board Co.	65,100	2,033,724
The Geo Group, Inc. *	118,700	3,044,655
TrueBlue, Inc. *	80,576	1,132,093
UniFirst Corp.	26,335	1,212,200
United Stationers, Inc. *	44,067	2,476,565
Viad Corp.	33,896	676,564

		52,511,475

Consumer Durables & Apparel 3.4%
American Greetings Corp., Class A	74,111	1,435,530
Brunswick Corp.	162,400	2,569,168
Callaway Golf Co.	108,369	745,579
Carter’s, Inc. *	106,014	2,639,749
Columbia Sportswear Co.	18,919	988,518
Crocs, Inc. *	157,600	2,195,368
Deckers Outdoor Corp. *	68,800	3,997,280
Ethan Allen Interiors, Inc.	42,479	644,406
G-III Apparel Group Ltd. *	26,600	702,240
Helen of Troy Ltd. *	54,100	1,387,665
Iconix Brand Group, Inc. *	131,400	2,299,500
iRobot Corp. *	35,900	749,592
KB HOME	136,100	1,430,411
La-Z-Boy, Inc. *	94,800	736,596
Liz Claiborne, Inc. *	174,800	1,069,776
Maidenform Brands, Inc. *	40,700	1,089,132
Meritage Homes Corp. *	59,885	1,096,494
National Presto Industries, Inc.	8,600	962,598
Polaris Industries, Inc.	60,123	4,274,144
Pool Corp.	90,077	1,814,151
Skechers U.S.A., Inc., Class A *	61,478	1,195,132
Standard Pacific Corp. *	179,000	649,770
Steven Madden Ltd. *	44,400	1,878,120
The Jones Group, Inc.	157,100	2,271,666
The Ryland Group, Inc.	76,500	1,145,970
The Timberland Co., Class A *	71,560	1,501,329
True Religion Apparel, Inc. *	46,600	952,970
Under Armour, Inc., Class A (d)*	65,820	3,072,478
Volcom, Inc. *	30,500	523,685
Wolverine World Wide, Inc.	86,736	2,525,752

		48,544,769

Consumer Services 4.5%
American Public Education, Inc. *	33,500	936,660
Ameristar Casinos, Inc.	55,075	984,741
Biglari Holdings, Inc. *	2,300	766,797
BJ’s Restaurants, Inc. *	38,900	1,289,535
Bob Evans Farms, Inc.	57,046	1,637,220
Boyd Gaming Corp. *	93,600	777,816
Bridgepoint Education, Inc. (d)*	25,600	364,544
Buffalo Wild Wings, Inc. *	31,900	1,500,257
California Pizza Kitchen, Inc. *	44,500	734,695
Capella Education Co. *	26,700	1,463,961
CEC Entertainment, Inc. *	45,538	1,511,862
Churchill Downs, Inc.	16,261	589,136
Coinstar, Inc. *	57,100	3,287,818
Corinthian Colleges, Inc. (d)*	161,100	840,942
Cracker Barrel Old Country Store, Inc.	42,053	2,266,236
DineEquity, Inc. *	27,800	1,235,710
Domino’s Pizza, Inc. *	67,079	995,452
Gaylord Entertainment Co. *	94,335	3,145,129
Grand Canyon Education, Inc. *	41,000	771,210
Hillenbrand, Inc.	113,900	2,447,711
International Speedway Corp., Class A	56,300	1,285,892
Interval Leisure Group, Inc. *	72,800	1,044,680
Jack in the Box, Inc. *	101,588	2,352,778
K12, Inc. *	54,300	1,515,513
LIFE TIME FITNESS, Inc. *	76,177	2,752,275
Lincoln Educational Services Corp. *	19,400	241,724
Matthews International Corp., Class A	55,784	1,841,988
Orient-Express Hotels Ltd., Class A *	104,600	1,324,236
P.F. Chang’s China Bistro, Inc.	40,742	1,870,873
Papa John’s International, Inc. *	47,855	1,236,095
Peet’s Coffee & Tea, Inc. *	23,900	914,175
Pinnacle Entertainment, Inc. *	107,285	1,373,248
Pre-Paid Legal Services, Inc. *	14,300	860,574
Regis Corp.	105,049	2,148,252
Ruby Tuesday, Inc. *	118,600	1,435,060
Scientific Games Corp., Class A *	119,500	944,050
Shuffle Master, Inc. *	98,600	927,826
Sonic Corp. *	99,229	881,153
Speedway Motorsports, Inc.	21,584	330,235
Steiner Leisure Ltd. *	31,609	1,225,481
Stewart Enterprises, Inc., Class A	144,000	800,640
Texas Roadhouse, Inc. *	84,696	1,300,930
The Cheesecake Factory, Inc. *	110,800	3,226,496
The Marcus Corp.	35,083	449,764
Universal Technical Institute, Inc.	38,600	746,910
Vail Resorts, Inc. *	53,871	2,185,008

		62,763,288

Diversified Financials 3.2%
American Capital Ltd. *	616,600	4,303,868
Ares Capital Corp.	278,130	4,655,896
BlackRock Kelso Capital Corp.	74,000	867,280
Cash America International, Inc.	53,870	1,897,840
Cohen & Steers, Inc.	30,628	767,844
Compass Diversified Holdings	49,000	834,470
Cowen Group, Inc., Class A *	60,400	211,400
Dollar Financial Corp. *	44,400	1,110,888

20 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Duff & Phelps Corp., Class A	31,000	432,140
Encore Capital Group, Inc. *	24,700	501,904
Evercore Partners, Inc., Class A	25,500	774,180
EZCORP, Inc., Class A *	89,500	1,922,460
FBR Capital Markets Corp. *	54,200	191,868
Fifth Street Finance Corp.	92,800	1,095,040
First Cash Financial Services, Inc. *	46,000	1,337,220
GAMCO Investors, Inc., Class A	8,700	372,708
GFI Group, Inc.	119,868	574,168
Gleacher & Co., Inc. *	99,600	224,100
Hercules Technology Growth Capital, Inc.	65,400	665,772
Interactive Brokers Group, Inc., Class A *	72,700	1,360,944
Investment Technology Group, Inc. *	80,465	1,145,822
KBW, Inc.	53,400	1,351,020
Knight Capital Group, Inc., Class A *	171,400	2,233,342
MarketAxess Holdings, Inc.	58,460	1,062,218
MCG Capital Corp.	122,300	774,159
MF Global Holdings Ltd. *	221,600	1,735,128
Nelnet, Inc., Class A	35,600	799,932
Oppenheimer Holdings, Inc., Class A	17,200	437,740
optionsXpress Holdings, Inc. *	78,547	1,254,395
PHH Corp. *	99,363	1,914,725
PICO Holdings, Inc. *	41,600	1,278,784
Piper Jaffray Cos., Inc. *	29,439	911,726
Portfolio Recovery Associates, Inc. *	32,843	2,202,123
Prospect Capital Corp.	121,300	1,199,657
SWS Group, Inc.	49,100	337,317
The Student Loan Corp.	19,700	587,454
World Acceptance Corp. *	32,300	1,393,745

		44,721,277

Energy 5.9%
Alon USA Energy, Inc.	64,700	366,849
Apco Oil & Gas International, Inc.	10,600	391,034
ATP Oil & Gas Corp. (d)*	74,400	1,068,384
Basic Energy Services, Inc. *	38,100	421,386
Berry Petroleum Co., Class A	81,500	2,788,115
Bill Barrett Corp. *	76,100	2,872,775
BPZ Resources, Inc. (d)*	179,900	669,228
Brigham Exploration Co. *	201,000	4,239,090
Bristow Group, Inc. *	65,987	2,558,976
Cal Dive International, Inc. *	144,500	731,170
Carrizo Oil & Gas, Inc. *	58,000	1,369,960
Clayton Williams Energy, Inc. *	11,000	656,920
Clean Energy Fuels Corp. (d)*	65,900	956,868
Complete Production Services, Inc. *	120,700	2,828,001
Contango Oil & Gas Co. *	23,200	1,220,088
Crosstex Energy, Inc. *	74,400	603,384
CVR Energy, Inc. *	67,800	645,456
Delek US Holdings, Inc.	73,400	539,490
Delta Petroleum Corp. *	237,300	173,704
Exterran Holdings, Inc. *	115,000	2,894,550
Frontier Oil Corp.	192,500	2,550,625
General Maritime Corp.	102,834	394,882
Global Industries Ltd. *	200,482	1,160,791
GMX Resources, Inc. (d)*	57,400	257,152
Goodrich Petroleum Corp. *	44,700	609,708
GulfMark Offshore, Inc., Class A *	39,000	1,154,790
Gulfport Energy Corp. *	50,300	837,998
Helix Energy Solutions Group, Inc. *	179,400	2,276,586
Hercules Offshore, Inc. *	196,600	463,976
Holly Corp.	75,800	2,480,934
Hornbeck Offshore Services, Inc. *	52,245	1,161,929
International Coal Group, Inc. *	309,168	1,737,524
ION Geophysical Corp. *	247,900	1,212,231
James River Coal Co. *	49,000	848,190
Key Energy Services, Inc. *	219,900	2,166,015
Lufkin Industries, Inc.	54,790	2,676,491
McMoRan Exploration Co. *	151,300	2,547,892
Newpark Resources, Inc. *	142,610	838,547
Nordic American Tanker Shipping Ltd.	85,200	2,217,756
Northern Oil & Gas, Inc. *	66,100	1,300,848
Overseas Shipholding Group, Inc.	47,800	1,597,954
Parker Drilling Co. *	265,065	1,121,225
Penn Virginia Corp.	83,478	1,237,144
Petroleum Development Corp. *	35,403	1,104,928
PetroQuest Energy, Inc. *	97,000	541,260
Pioneer Drilling Co. *	99,600	613,536
Rex Energy Corp. *	54,300	668,976
Rosetta Resources, Inc. *	96,300	2,302,533
RPC, Inc.	54,689	1,203,705
SEACOR Holdings, Inc. *	41,000	3,884,750
Stone Energy Corp. *	77,168	1,206,136
Swift Energy Co. *	68,901	2,194,497
TETRA Technologies, Inc. *	138,774	1,354,434
USEC, Inc. *	184,023	988,203
Venoco, Inc. *	38,600	597,528
W&T Offshore, Inc.	63,200	687,616
Western Refining, Inc. (d)*	53,822	357,916
Willbros Group, Inc. *	72,900	645,894
World Fuel Services Corp.	115,956	3,273,438

		82,471,966

Food & Staples Retailing 0.9%
Ingles Markets, Inc., Class A	23,631	433,865
Nash Finch Co.	22,900	959,510
PriceSmart, Inc.	39,000	1,143,870
Rite Aid Corp. *	1,176,300	1,075,962
Ruddick Corp.	75,100	2,620,990
The Andersons, Inc.	30,600	1,204,722
The Great Atlantic & Pacific Tea Co., Inc. (d)*	43,790	150,638
United Natural Foods, Inc. *	79,582	2,845,852
Village Super Market, Inc., Class A	11,400	332,880
Weis Markets, Inc.	20,000	779,200
Winn-Dixie Stores, Inc. *	90,300	605,010

		12,152,499

Food, Beverage & Tobacco 1.8%
Alliance One International, Inc. *	163,900	724,438
B&G Foods, Inc.	87,100	1,066,975

See financial notes 21

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Cal-Maine Foods, Inc.	22,300	646,031
Chiquita Brands International, Inc. *	74,202	984,661
Coca-Cola Bottling Co.	4,200	223,944
Darling International, Inc. *	162,800	1,629,628
Diamond Foods, Inc.	39,000	1,723,800
Dole Food Co., Inc. (d)*	65,900	607,598
Fresh Del Monte Produce, Inc. *	77,200	1,708,436
J & J Snack Foods Corp.	24,900	1,067,463
Lance, Inc.	59,000	1,341,660
National Beverage Corp.	28,901	413,284
Sanderson Farms, Inc.	35,700	1,498,686
Smart Balance, Inc. *	112,100	399,076
Synutra International, Inc. (d)*	24,300	269,244
The Boston Beer Co., Inc., Class A *	17,300	1,238,507
The Hain Celestial Group, Inc. *	67,831	1,677,461
Tootsie Roll Industries, Inc.	49,646	1,303,207
TreeHouse Foods, Inc. *	63,600	2,970,120
Universal Corp.	45,445	1,883,241
Vector Group Ltd. (d)	97,182	1,817,303

		25,194,763

Health Care Equipment & Services 6.8%
Abaxis, Inc. *	40,500	972,405
Accuray, Inc. *	83,400	548,772
Air Methods Corp. *	20,100	822,090
Align Technology, Inc. *	120,000	2,043,600
American Medical Systems Holdings, Inc. *	136,925	2,765,885
AMERIGROUP Corp. *	94,000	3,922,620
AmSurg Corp. *	51,900	938,352
Analogic Corp.	27,554	1,257,289
AngioDynamics, Inc. *	37,400	531,828
athenahealth, Inc. (d)*	62,000	2,478,140
Bio-Reference Laboratories, Inc. *	41,400	892,584
Centene Corp. *	88,392	1,972,909
Chemed Corp.	44,000	2,593,360
Computer Programs & Systems, Inc.	18,000	822,060
Conceptus, Inc. *	54,300	771,603
CONMED Corp. *	51,500	1,133,515
CorVel Corp. *	13,300	595,840
Cyberonics, Inc. *	41,500	1,141,665
Dexcom, Inc. *	93,100	1,280,125
Emergency Medical Services Corp., Class A *	51,200	2,784,256
Emeritus Corp. (d)*	47,800	891,470
Ensign Group, Inc.	18,500	347,245
Genoptix, Inc. *	31,600	537,832
Gentiva Health Services, Inc. *	53,896	1,254,699
Greatbatch, Inc. *	41,000	891,750
Haemonetics Corp. *	47,100	2,574,015
Hanger Orthopedic Group, Inc. *	58,300	1,091,376
Healthspring, Inc. *	100,544	2,934,879
Healthways, Inc. *	74,863	784,564
Hill-Rom Holdings, Inc.	115,300	4,467,875
HMS Holdings Corp. *	49,600	2,981,456
ICU Medical, Inc. *	22,600	824,900
Immucor, Inc. *	129,000	2,244,600
Insulet Corp. *	67,700	1,079,815
Integra LifeSciences Holdings *	37,748	1,623,919
Invacare Corp.	54,211	1,463,697
IPC The Hospitalist Co. *	24,900	797,547
Kindred Healthcare, Inc. *	71,892	986,358
Landauer, Inc.	16,700	1,020,203
LHC Group, Inc. *	26,400	710,160
Magellan Health Services, Inc. *	62,000	2,976,000
MAKO Surgical Corp. (d)*	29,900	322,322
MedAssets, Inc. *	80,500	1,492,470
Medidata Solutions, Inc. *	29,300	545,859
Meridian Bioscience, Inc.	82,650	1,891,859
Merit Medical Systems, Inc. *	51,666	816,840
Molina Healthcare, Inc. *	24,000	622,080
MWI Veterinary Supply, Inc. *	22,500	1,287,000
National Healthcare Corp.	19,188	698,635
Natus Medical, Inc. *	52,200	683,820
Neogen Corp. *	40,950	1,368,549
NuVasive, Inc. *	70,300	1,841,860
NxStage Medical, Inc. *	35,900	723,744
Omnicell, Inc. *	58,300	814,451
PharMerica Corp. *	58,664	588,987
PSS World Medical, Inc. *	103,066	2,435,450
Psychiatric Solutions, Inc. *	103,500	3,487,950
Quidel Corp. *	50,700	586,092
RehabCare Group, Inc. *	45,400	1,009,242
SonoSite, Inc. *	25,900	807,303
Sun Healthcare Group, Inc. *	77,900	740,829
SurModics, Inc. *	39,919	477,431
Triple-S Management Corp., Class B *	37,900	639,373
Universal American Financial Corp.	79,202	1,273,568
Volcano Corp. *	89,600	2,188,032
WellCare Health Plans, Inc. *	74,600	2,072,388
West Pharmaceutical Services, Inc.	58,465	2,086,616
Wright Medical Group, Inc. *	69,300	924,462
Zoll Medical Corp. *	37,700	1,226,381

		96,406,851

Household & Personal Products 0.5%
Central Garden & Pet Co., Class A *	112,700	1,177,715
Elizabeth Arden, Inc. *	42,598	871,129
Inter Parfums, Inc.	26,000	454,740
Nu Skin Enterprises, Inc., Class A	88,122	2,696,533
Prestige Brands Holdings, Inc. *	71,300	766,475
Revlon, Inc., Class A *	28,402	324,351
USANA Health Sciences, Inc. *	10,400	456,768
WD-40 Co.	29,500	1,088,255

		7,835,966

Insurance 3.4%
Alterra Capital Holdings Ltd.	194,884	3,936,657
American Equity Investment Life Holding Co.	107,264	1,163,814
AmTrust Financial Services, Inc.	40,705	609,354
Argo Group International Holdings Ltd.	56,938	1,975,179
Baldwin & Lyons, Inc., Class B	4,900	122,500
CNA Surety Corp. *	37,000	712,250

22 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
CNO Financial Group, Inc. *	454,400	2,471,936
Delphi Financial Group, Inc., Class A	87,280	2,362,670
Donegal Group, Inc., Class A	18,320	253,732
eHealth, Inc. *	42,900	579,579
Employers Holdings, Inc.	82,000	1,327,580
Enstar Group Ltd. *	15,394	1,234,445
FBL Financial Group, Inc., Class A	27,168	710,715
Flagstone Reinsurance Holdings S.A.	30,529	332,766
Global Indemnity plc *	22,055	372,288
Greenlight Capital Re Ltd., Class A *	55,389	1,581,910
Harleysville Group, Inc.	25,863	887,877
Hilltop Holdings, Inc. *	73,739	736,653
Horace Mann Educators Corp.	78,278	1,463,016
Infinity Property & Casualty Corp.	24,692	1,277,811
MBIA, Inc. *	290,700	3,258,747
Meadowbrook Insurance Group, Inc.	105,100	907,013
Montpelier Re Holdings Ltd.	126,100	2,310,152
National Financial Partners Corp. *	63,200	872,160
National Interstate Corp.	22,008	472,512
National Western Life Insurance Co., Class A	4,494	719,085
OneBeacon Insurance Group Ltd., Class A	44,200	622,336
Protective Life Corp.	157,400	3,772,878
RLI Corp.	29,455	1,691,306
Safety Insurance Group, Inc.	26,870	1,248,380
Selective Insurance Group, Inc.	91,014	1,539,957
State Auto Financial Corp.	37,356	584,995
The Navigators Group, Inc. *	22,485	1,033,635
Tower Group, Inc.	82,665	2,007,106
United Fire & Casualty Co.	37,200	745,116
Unitrin, Inc.	88,100	2,140,830

		48,038,940

Materials 4.9%
A. Schulman, Inc.	57,609	1,250,115
Allied Nevada Gold Corp. *	126,500	3,122,020
AMCOL International Corp.	45,652	1,266,386
Arch Chemicals, Inc.	44,572	1,582,752
Balchem Corp.	51,500	1,573,840
Brush Engineered Materials, Inc. *	37,200	1,233,180
Buckeye Technologies, Inc.	71,300	1,286,965
Calgon Carbon Corp. *	96,700	1,451,467
Carpenter Technology Corp.	78,900	2,813,574
Century Aluminum Co. *	105,500	1,426,360
Clearwater Paper Corp. *	20,900	1,687,675
Coeur d’Alene Mines Corp. *	160,950	3,317,179
Deltic Timber Corp.	22,204	1,036,483
Eagle Materials, Inc.	77,890	1,827,299
Ferro Corp. *	158,300	2,171,876
Graphic Packaging Holding Co. *	94,715	346,657
H.B. Fuller Co.	89,516	1,847,610
Haynes International, Inc.	26,425	958,171
Hecla Mining Co. *	439,400	3,027,466
Horsehead Holding Corp. *	79,700	871,121
Innophos Holdings, Inc.	32,500	1,193,400
Kaiser Aluminum Corp.	28,350	1,275,466
KapStone Paper & Packaging Corp. *	61,000	780,800
Koppers Holdings, Inc.	36,500	1,017,620
Louisiana-Pacific Corp. *	229,100	1,773,234
Minerals Technologies, Inc.	33,561	1,969,024
NewMarket Corp.	17,700	2,097,804
Olin Corp.	144,500	2,888,555
OM Group, Inc. *	54,500	1,813,215
P.H. Glatfelter Co.	83,900	1,043,716
PolyOne Corp. *	170,175	2,198,661
RTI International Metals, Inc. *	55,166	1,715,663
Schnitzer Steel Industries, Inc., Class A	39,200	2,026,248
Schweitzer-Mauduit International, Inc.	32,600	2,092,268
Sensient Technologies Corp.	90,025	2,908,708
Stepan Co.	12,900	869,976
Stillwater Mining Co. *	83,541	1,487,030
Texas Industries, Inc.	51,051	1,744,413
Wausau Paper Corp. *	73,820	623,041
Westlake Chemical Corp.	38,000	1,214,480
Worthington Industries, Inc.	107,160	1,650,264
Zep, Inc.	39,700	720,158

		69,201,940

Media 1.1%
Arbitron, Inc.	48,856	1,237,034
Ascent Media Corp., Class A *	25,200	686,448
Belo Corp., Class A *	166,000	961,140
CKX, Inc. *	138,371	564,554
Harte-Hanks, Inc.	83,716	1,011,289
Knology, Inc. *	54,100	787,155
Meredith Corp.	64,700	2,196,565
National CineMedia, Inc.	75,300	1,394,556
Scholastic Corp.	46,969	1,383,237
The E.W. Scripps Co., Class A *	53,300	465,842
Valassis Communications, Inc. *	88,600	2,923,800
Warner Music Group Corp. *	113,786	591,687
World Wrestling Entertainment, Inc., Class A	57,200	791,648

		14,994,955

Pharmaceuticals, Biotechnology & Life Sciences 4.7%
Acorda Therapeutics, Inc. *	70,100	1,895,504
Affymax, Inc. *	27,300	138,411
Affymetrix, Inc. *	130,700	585,536
Alkermes, Inc. *	178,142	2,061,103
Allos Therapeutics, Inc. *	133,800	532,524
Alnylam Pharmaceuticals, Inc. *	64,800	851,472
AMAG Pharmaceuticals, Inc. *	38,000	604,580
Auxilium Pharmaceuticals, Inc. *	86,700	2,145,825
Cadence Pharmaceuticals, Inc. (d)*	45,500	404,040
Celera Corp. *	149,817	853,957
Cell Therapeutics, Inc. *	1,056,700	397,319
Cepheid, Inc. *	107,800	2,268,112
Clinical Data, Inc. (d)*	26,300	499,437
Cubist Pharmaceuticals, Inc. *	109,332	2,545,249
Dionex Corp. *	31,844	2,841,440
Emergent Biosolutions, Inc. *	27,700	500,539

See financial notes 23

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Enzon Pharmaceuticals, Inc. *	107,400	1,208,250
Exelixis, Inc. *	188,972	842,815
Genomic Health, Inc. *	24,900	352,584
Geron Corp. (d)*	197,200	1,100,376
Halozyme Therapeutics, Inc. *	128,100	938,973
ImmunoGen, Inc. (d)*	122,600	1,007,772
Impax Laboratories, Inc. *	102,400	1,929,216
Incyte Corp. *	215,463	3,589,614
Inspire Pharmaceuticals, Inc. *	113,500	794,500
InterMune, Inc. *	76,600	1,006,524
Isis Pharmaceuticals, Inc. *	181,000	1,654,340
Lexicon Pharmaceuticals, Inc. *	277,500	491,175
Luminex Corp. *	75,800	1,365,158
MannKind Corp. (d)*	112,100	715,198
Martek Biosciences Corp. *	66,676	1,463,538
Medicis Pharmaceutical Corp., Class A	109,449	3,256,108
Medivation, Inc. *	54,200	626,010
Micromet, Inc. *	104,000	778,960
Momenta Pharmaceuticals, Inc. (d)*	72,244	1,207,197
Nektar Therapeutics *	171,871	2,504,161
Opko Health, Inc. *	79,700	219,972
Optimer Pharmaceuticals, Inc. *	60,900	571,851
Par Pharmaceutical Cos., Inc. *	68,880	2,239,289
PAREXEL International Corp. *	107,018	2,300,887
Pharmasset, Inc. *	51,100	1,916,250
Rigel Pharmaceuticals, Inc. *	95,300	791,943
Savient Pharmaceuticals, Inc. (d)*	122,600	1,521,466
Seattle Genetics, Inc. *	155,298	2,545,334
Targacept, Inc. *	29,600	732,896
The Medicines Co. *	94,108	1,201,759
Theravance, Inc. *	112,438	2,291,486
ViroPharma, Inc. *	138,474	2,265,435
VIVUS, Inc. (d)*	148,200	1,147,068
XenoPort, Inc. *	55,800	432,450

		66,135,603

Real Estate 6.6%
Acadia Realty Trust	73,136	1,395,435
Alexander’s, Inc.	3,610	1,356,782
American Campus Communities, Inc.	113,000	3,574,190
Ashford Hospitality Trust *	106,000	1,075,900
BioMed Realty Trust, Inc.	207,534	3,808,249
Brandywine Realty Trust	236,530	2,831,264
CBL & Associates Properties, Inc.	253,606	3,976,542
Colonial Properties Trust	126,800	2,273,524
Cousins Properties, Inc.	186,816	1,384,307
DCT Industrial Trust, Inc.	381,400	1,910,814
DiamondRock Hospitality Co. *	271,117	2,868,418
DuPont Fabros Technology, Inc.	103,300	2,592,830
EastGroup Properties, Inc.	50,490	2,043,835
Entertainment Properties Trust	84,355	3,899,732
Equity Lifestyle Properties, Inc.	55,859	3,179,494
Equity One, Inc.	62,637	1,171,312
Extra Space Storage, Inc.	157,758	2,555,680
First Potomac Realty Trust	62,700	1,033,296
Forestar Group, Inc. *	71,600	1,224,360
Franklin Street Properties Corp.	124,565	1,662,943
Getty Realty Corp.	36,542	1,041,812
Healthcare Realty Trust, Inc.	112,681	2,720,119
Hersha Hospitality Trust	218,100	1,330,410
Home Properties, Inc.	65,765	3,580,904
Inland Real Estate Corp.	130,436	1,133,489
Investors Real Estate Trust	135,100	1,188,880
Kilroy Realty Corp.	95,600	3,266,652
LaSalle Hotel Properties	132,726	3,144,279
Lexington Realty Trust	203,184	1,580,772
LTC Properties, Inc.	43,067	1,199,416
Medical Properties Trust, Inc.	201,200	2,251,428
Mid-America Apartment Communities, Inc.	54,452	3,323,206
National Health Investors, Inc.	50,768	2,350,558
Parkway Properties, Inc.	39,800	619,288
Pennsylvania Real Estate Investment Trust	92,112	1,314,438
Post Properties, Inc.	89,167	2,714,243
Potlatch Corp.	73,203	2,492,562
PS Business Parks, Inc.	33,238	1,969,684
Saul Centers, Inc.	25,300	1,079,804
Sovran Self Storage, Inc.	50,526	1,974,051
Sun Communities, Inc.	30,800	1,004,388
Sunstone Hotel Investors, Inc. *	180,610	1,959,618
Tejon Ranch Co. *	21,292	473,960
U-Store-It Trust	143,500	1,235,535
Universal Health Realty Income Trust	21,900	813,585
Urstadt Biddle Properties, Class A	39,400	756,874

		92,338,862

Retailing 4.8%
99 Cents Only Stores *	80,806	1,246,028
AnnTaylor Stores Corp. *	108,000	2,516,400
Asbury Automotive Group, Inc. *	59,400	856,548
Barnes & Noble, Inc. (d)	72,900	1,092,042
bebe stores, Inc.	43,149	283,057
Blue Nile, Inc. (d)*	26,800	1,141,680
Brown Shoe Co., Inc.	71,175	836,306
Cabela’s, Inc. *	74,236	1,376,335
Charming Shoppes, Inc. *	212,600	741,974
Citi Trends, Inc. *	27,000	566,460
Coldwater Creek, Inc. *	106,700	359,579
Collective Brands, Inc. *	114,500	1,755,285
Dillard’s, Inc., Class A	93,700	2,390,287
DSW, Inc., Class A *	22,700	755,229
Fred’s, Inc., Class A	71,500	856,570
Genesco, Inc. *	41,744	1,367,533
Group 1 Automotive, Inc. *	44,500	1,569,070
hhgregg, Inc. *	30,400	700,416
Hibbett Sports, Inc. *	52,775	1,422,286
HSN, Inc. *	72,700	2,176,638
Jo-Ann Stores, Inc. *	49,300	2,132,225
Jos. A. Bank Clothiers, Inc. *	50,418	2,198,225
Lumber Liquidators Holdings, Inc. *	28,500	686,280
Monro Muffler Brake, Inc.	37,700	1,799,798
NutriSystem, Inc. (d)	54,548	1,042,958
OfficeMax, Inc. *	154,000	2,725,800
Orbitz Worldwide, Inc. *	77,000	523,600
Penske Automotive Group, Inc. *	69,116	929,610
PetMed Express, Inc. (d)	42,100	650,445

24 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Pier 1 Imports, Inc. *	211,900	1,839,292
Rent-A-Center, Inc.	123,705	3,109,944
Retail Ventures, Inc. *	54,900	746,091
Saks, Inc. *	293,500	3,269,590
Select Comfort Corp. *	99,200	824,352
Shutterfly, Inc. *	38,300	1,152,830
Sonic Automotive, Inc., Class A *	72,900	796,068
Stage Stores, Inc.	73,327	977,449
Stein Mart, Inc. *	48,000	450,720
Systemax, Inc.	24,400	315,980
The Buckle, Inc. (d)	46,864	1,363,274
The Cato Corp., Class A	54,604	1,444,276
The Children’s Place Retail Stores, Inc. *	50,413	2,221,197
The Finish Line, Inc., Class A	98,219	1,502,751
The Gymboree Corp. *	48,660	3,165,820
The Men’s Wearhouse, Inc.	96,000	2,346,240
The Pep Boys - Manny, Moe & Jack	85,700	1,001,833
The Talbots, Inc. *	128,200	1,253,796
Ulta Salon, Cosmetics & Fragrance, Inc. *	51,300	1,574,397
Zumiez, Inc. *	38,400	1,006,848

		67,061,412

Semiconductors & Semiconductor Equipment 4.3%
Advanced Energy Industries, Inc. *	72,700	1,043,972
Amkor Technology, Inc. *	239,118	1,724,041
Applied Micro Circuits Corp. *	122,565	1,234,230
ATMI, Inc. *	60,254	1,064,688
Brooks Automation, Inc. *	118,431	804,146
Cabot Microelectronics Corp. *	49,100	1,896,733
Cavium Networks, Inc. *	67,500	2,151,225
Cirrus Logic, Inc. (d)*	120,100	1,543,285
Cymer, Inc. *	53,365	1,971,837
Diodes, Inc. *	64,181	1,410,698
Energy Conversion Devices, Inc. (d)*	81,763	368,751
Entegris, Inc. *	239,100	1,429,818
Fairchild Semiconductor International, Inc. *	245,000	2,761,150
FEI Co. *	66,400	1,444,864
FormFactor, Inc. *	91,473	890,032
GT Solar International, Inc. *	51,600	424,668
Hittite Microwave Corp. *	38,609	1,994,927
Integrated Device Technology, Inc. *	302,500	1,781,725
International Rectifier Corp. *	131,350	3,051,261
Kulicke & Soffa Industries, Inc. *	127,500	793,050
LDK Solar Co., Ltd. ADR (d)*	68,700	781,119
Micrel, Inc.	76,505	911,175
Microsemi Corp. *	150,719	3,014,380
MKS Instruments, Inc. *	91,099	1,881,194
Monolithic Power Systems *	64,200	1,031,694
Netlogic Microsystems, Inc. *	93,900	2,822,634
OmniVision Technologies, Inc. *	70,973	1,925,497
Power Integrations, Inc.	53,262	1,819,430
RF Micro Devices, Inc. *	493,304	3,596,186
Semtech Corp. *	113,429	2,428,515
Standard Microsystems Corp. *	48,892	1,180,253
Tessera Technologies, Inc. *	91,590	1,807,071
TriQuint Semiconductor, Inc. *	279,900	2,882,970
Veeco Instruments, Inc. (d)*	70,900	2,967,165
Volterra Semiconductor Corp. *	46,400	947,952
Zoran Corp. *	88,924	629,582

		60,411,918

Software & Services 7.4%
ACI Worldwide, Inc. *	60,759	1,480,697
Acxiom Corp. *	145,476	2,553,104
Advent Software, Inc. *	28,114	1,510,284
Ariba, Inc. *	152,500	2,863,950
Art Technology Group, Inc. *	273,500	1,145,965
Blackbaud, Inc.	88,469	2,246,228
Blackboard, Inc. (d)*	61,761	2,577,904
Bottomline Technologies, Inc. *	54,700	985,694
CACI International, Inc., Class A *	55,300	2,771,636
CommVault Systems, Inc. *	77,500	2,242,075
comScore, Inc. *	44,600	1,048,546
Constant Contact, Inc. (d)*	36,500	839,500
Convergys Corp. *	231,900	2,625,108
CSG Systems International, Inc. *	62,600	1,216,944
DealerTrack Holdings, Inc. *	73,036	1,411,055
Deltek, Inc. *	43,700	343,482
Digital River, Inc. *	71,100	2,649,186
EarthLink, Inc.	193,881	1,742,990
Ebix, Inc. (d)*	55,600	1,373,320
Epicor Software Corp. *	124,700	1,172,180
EPIQ Systems, Inc.	63,600	745,392
Euronet Worldwide, Inc. *	90,036	1,626,050
Exlservice Holdings, Inc. *	19,300	367,665
Fair Isaac Corp.	86,700	2,084,268
Forrester Research, Inc. *	25,317	837,233
Global Cash Access Holdings, Inc. *	109,600	398,944
GSI Commerce, Inc. *	108,000	2,637,360
Heartland Payment Systems, Inc.	68,900	983,892
iGATE Corp.	43,340	885,870
InfoSpace, Inc. *	65,100	549,444
Internet Brands, Inc., Class A *	47,300	626,252
j2 Global Communications, Inc. *	81,728	2,153,533
JDA Software Group, Inc. *	65,369	1,653,836
Lawson Software, Inc. *	254,500	2,265,050
LogMeIn, Inc. *	16,800	667,464
Manhattan Associates, Inc. *	41,947	1,291,129
MAXIMUS, Inc.	32,574	1,974,962
Mentor Graphics Corp. *	193,267	2,087,284
MicroStrategy, Inc., Class A *	15,662	1,419,447
ModusLink Global Solutions, Inc. *	84,200	558,246
NCI, Inc., Class A *	16,700	311,288
NetScout Systems, Inc. *	59,100	1,387,077
NetSuite, Inc. *	25,000	512,000
NIC, Inc.	94,200	817,656
OpenTable, Inc. *	21,600	1,325,160
Pegasystems, Inc.	25,800	697,890
Progress Software Corp. *	76,280	2,850,583
Radiant Systems, Inc. *	50,600	987,206
RealNetworks, Inc. *	139,430	418,290
RightNow Technologies, Inc. *	42,700	1,115,324
Rosetta Stone, Inc. (d)*	17,600	407,440
Sapient Corp.	212,363	2,794,697
SAVVIS, Inc. *	66,200	1,588,138

See financial notes 25

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Sourcefire, Inc. *	40,200	948,318
SRA International, Inc., Class A *	79,295	1,586,693
SuccessFactors, Inc. *	119,700	3,246,264
Synchronoss Technologies, Inc. *	30,100	641,431
Syntel, Inc.	22,283	1,088,747
Take-Two Interactive Software, Inc. *	149,304	1,591,581
Taleo Corp., Class A *	70,600	2,025,514
TeleCommunication Systems, Inc., Class A *	65,700	355,437
TeleTech Holdings, Inc. *	54,400	825,792
Terremark Worldwide, Inc. *	119,100	1,189,809
The Ultimate Software Group, Inc. *	50,800	2,102,104
TiVo, Inc. *	199,503	2,222,463
TNS, Inc. *	47,300	905,322
Tyler Technologies, Inc. *	45,200	922,532
Unisys Corp. *	76,350	1,759,867
United Online, Inc.	181,487	1,121,590
ValueClick, Inc. *	155,200	2,135,552
Websense, Inc. *	75,404	1,517,128
Wright Express Corp. *	76,676	2,891,452

		104,903,514

Technology Hardware & Equipment 6.9%
Acme Packet, Inc. *	72,100	2,851,555
ADC Telecommunications, Inc. *	174,300	2,211,867
ADTRAN, Inc.	102,905	3,320,744
Anixter International, Inc.	53,100	2,850,939
Arris Group, Inc. *	249,860	2,326,197
Aruba Networks, Inc. *	110,600	2,423,246
Aviat Networks, Inc. *	108,400	493,220
Avid Technology, Inc. *	50,405	636,111
Benchmark Electronics, Inc. *	118,494	1,946,856
Black Box Corp.	29,892	992,414
Blue Coat Systems, Inc. *	74,600	2,011,962
Brightpoint, Inc. *	127,995	958,683
Checkpoint Systems, Inc. *	71,644	1,576,168
Ciena Corp. (d)*	168,400	2,339,076
Cogent, Inc. *	85,809	902,711
Cognex Corp.	68,609	1,831,860
Coherent, Inc. *	46,951	1,970,064
Compellent Technologies, Inc. *	41,800	1,056,286
Comtech Telecommunications Corp.	52,000	1,602,640
DG Fastchannel, Inc. *	44,100	1,038,555
DTS, Inc. *	32,200	1,281,560
Echelon Corp. *	52,300	411,601
Electronics for Imaging, Inc. *	72,409	991,279
Emulex Corp. *	143,390	1,634,646
Finisar Corp. *	114,700	1,951,047
Harmonic, Inc. *	166,800	1,164,264
Hughes Communications, Inc. *	17,500	496,825
Imation Corp. *	49,813	485,179
Infinera Corp. *	80,700	660,933
Insight Enterprises, Inc. *	84,400	1,276,128
InterDigital, Inc. *	80,294	2,695,470
Intermec, Inc. *	104,240	1,214,396
IPG Photonics Corp. *	45,118	1,015,155
Isilon Systems, Inc. *	47,700	1,358,019
Ixia *	102,064	1,597,302
L-1 Identity Solutions, Inc. *	139,384	1,643,337
Littelfuse, Inc. *	40,000	1,697,200
Loral Space & Communications, Inc. *	16,800	934,584
Maxwell Technologies, Inc. *	48,100	780,182
Methode Electronics, Inc.	67,200	624,288
MTS Systems Corp.	30,175	988,835
Multi-Fineline Electronix, Inc. *	18,600	455,328
Netezza Corp. *	91,400	2,464,144
NETGEAR, Inc. *	64,300	1,981,083
OSI Systems, Inc. *	32,300	1,162,800
Park Electrochemical Corp.	37,800	1,020,600
Plantronics, Inc.	90,393	3,243,301
Plexus Corp. *	73,762	2,238,677
Quantum Corp. *	391,800	1,324,284
Rofin-Sinar Technologies, Inc. *	50,236	1,403,091
Rogers Corp. *	30,267	1,077,505
Sanmina-SCI Corp. *	144,600	1,905,828
ScanSource, Inc. *	48,378	1,448,437
Smart Modular Technologies (WWH), Inc. *	91,300	674,707
Sonus Networks, Inc. *	559,358	1,739,603
STEC, Inc. (d)*	59,200	923,520
Stratasys, Inc. *	37,300	1,168,236
Super Micro Computer, Inc. *	42,800	475,936
Sycamore Networks, Inc.	35,711	1,088,828
Synaptics, Inc. (d)*	63,300	1,704,669
SYNNEX Corp. *	37,900	1,100,616
Tekelec *	123,827	1,612,228
TTM Technologies, Inc. *	79,400	832,112
Universal Display Corp. *	58,000	1,452,320
ViaSat, Inc. *	72,919	3,002,075
Xyratex Ltd. *	54,200	839,016

		96,582,328

Telecommunication Services 1.2%
AboveNet, Inc. *	33,400	1,900,126
Alaska Communication Systems Group, Inc.	75,300	755,259
Atlantic Tele-Network, Inc.	17,400	735,324
Cbeyond, Inc. *	45,800	620,590
Cincinnati Bell, Inc. *	373,345	914,695
Cogent Communications Group, Inc. *	82,000	889,700
Consolidated Communications Holdings, Inc.	42,200	781,544
Global Crossing Ltd. *	77,024	1,047,527
Leap Wireless International, Inc. *	109,600	1,250,536
Neutral Tandem, Inc. *	61,700	902,054
NTELOS Holdings Corp.	67,600	1,228,292
PAETEC Holding Corp. *	233,100	983,682
Premiere Global Services, Inc. *	118,800	811,404
Shenandoah Telecommunications Co.	43,500	793,875
Syniverse Holdings, Inc. *	127,700	3,893,573

		17,508,181

Transportation 3.4%
AirTran Holdings, Inc. *	247,498	1,831,485
Alaska Air Group, Inc. *	64,809	3,421,915

26 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Alexander & Baldwin, Inc.	74,000	2,547,820
Allegiant Travel Co.	27,900	1,313,811
AMERCO *	9,104	749,441
Arkansas Best Corp.	46,272	1,172,070
Atlas Air Worldwide Holdings, Inc. *	37,000	1,933,620
Avis Budget Group, Inc. *	187,600	2,178,036
Con-way, Inc.	98,400	3,248,184
Dollar Thrifty Automotive Group, Inc. *	50,800	2,357,120
Excel Maritime Carriers Ltd. (d)*	54,600	317,772
Forward Air Corp.	48,682	1,308,572
Genco Shipping & Trading Ltd. *	28,100	465,055
Genesee & Wyoming, Inc., Class A *	75,372	3,484,448
Heartland Express, Inc.	96,800	1,443,288
Hub Group, Inc., Class A *	69,692	2,262,899
JetBlue Airways Corp. *	379,200	2,646,816
Marten Transport Ltd.	34,102	724,327
Old Dominion Freight Line, Inc. *	76,483	2,145,348
Seaspan Corp.	99,000	1,333,530
SkyWest, Inc.	111,212	1,685,974
US Airways Group, Inc. *	296,400	3,494,556
UTI Worldwide, Inc.	184,400	3,544,168
Werner Enterprises, Inc.	80,543	1,717,177

		47,327,432

Utilities 3.0%
ALLETE, Inc.	54,590	1,985,984
American States Water Co.	34,100	1,273,635
Avista Corp.	97,412	2,127,478
Black Hills Corp.	74,998	2,387,936
California Water Service Group	34,987	1,306,415
CH Energy Group, Inc.	26,297	1,195,199
Dynegy, Inc. *	185,600	861,184
El Paso Electric Co. *	77,416	1,904,434
IDACORP, Inc.	87,700	3,227,360
MGE Energy, Inc.	42,560	1,725,808
Northwest Natural Gas Co.	48,795	2,405,105
NorthWestern Corp.	65,912	1,962,200
Otter Tail Corp.	63,309	1,299,101
PNM Resources, Inc.	159,500	1,880,505
Portland General Electric Co.	138,300	2,890,470
SJW Corp.	19,400	469,480
South Jersey Industries, Inc.	54,860	2,762,750
Southwest Gas Corp.	82,696	2,874,513
The Empire District Electric Co.	66,300	1,394,952
The Laclede Group, Inc.	46,277	1,624,785
UIL Holdings Corp.	69,010	1,998,530
Unisource Energy Corp.	63,517	2,227,541

		41,785,365

Total Common Stock
(Cost $1,251,261,679)		1,403,572,178

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (b),(c)*	138,800	—

Total Rights
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 0.2% of net assets

Time Deposit 0.0%
HSBC Bank USA
0.03% 11/01/10	567,594	567,594

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.14% 12/16/10 (a)	2,142,000	2,141,639

Total Short-Term Investments
(Cost $2,709,233)		2,709,233

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 3.0% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	41,794,683	41,794,683

Total Collateral Invested for Securities on Loan
(Cost $41,794,683)		41,794,683

End of collateral invested for securities on loan.

At 10/31/10 tax basis cost of the fund’s investments was $1,263,630,545 and the unrealized appreciation and depreciation were $294,136,862 and ($151,485,996), respectively, with a net unrealized appreciation of $142,650,866.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these securities amounted to $0 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.

ADR —	American Depositary Receipt

See financial notes 27

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 12/17/10	25	1,755,500	9,648

28 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.0%		Common Stock	1,225,735,417	1,455,937,584
0.0%		Rights	—	46,179
0.8%		Short-Term Investments	11,744,551	11,744,551

99.8%		Total Investments	1,237,479,968	1,467,728,314
0.4%		Collateral Invested for Securities on Loan	6,043,310	6,043,310
(0	.2)%	Other Assets and Liabilities, Net		(3,379,812)

100.0%		Net Assets		1,470,391,812

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Automobiles & Components 0.8%
American Axle & Manufacturing Holdings, Inc. *	5,300	48,866
BorgWarner, Inc. *	13,800	774,318
Cooper Tire & Rubber Co.	8,900	174,529
Dana Holding Corp. *	13,500	191,025
Drew Industries, Inc. *	2,400	50,568
Federal-Mogul Corp. *	9,200	182,436
Ford Motor Co. *	375,736	5,309,150
Gentex Corp.	15,000	299,700
Harley-Davidson, Inc.	25,500	782,340
Johnson Controls, Inc.	72,000	2,528,640
Lear Corp. *	6,000	530,400
Standard Motor Products, Inc.	7,500	79,725
Stoneridge, Inc. *	8,200	90,200
Strattec Security Corp.	1,500	45,915
Superior Industries International, Inc.	800	14,360
Tenneco, Inc. *	7,480	243,997
The Goodyear Tire & Rubber Co. *	26,000	265,720
Thor Industries, Inc.	4,500	141,705
TRW Automotive Holdings Corp. *	9,800	447,762
Winnebago Industries, Inc. *	5,100	51,000

		12,252,356

Banks 3.2%
1st Source Corp.	5,528	97,680
Ameris Bancorp *	1,848	17,131
Arrow Financial Corp.	1,146	27,951
Associated Banc-Corp	18,500	234,395
Astoria Financial Corp.	8,300	103,086
BancFirst Corp.	2,300	94,530
BancorpSouth, Inc.	7,612	100,402
BancTrust Financial Group, Inc. (d)*	2,100	6,132
Bank Mutual Corp.	6,168	29,730
Bank of Hawaii Corp.	6,500	280,735
Bank of the Ozarks, Inc.	2,800	106,428
Banner Corp.	1,200	1,992
BB&T Corp.	72,458	1,696,242
Beneficial Mutual Bancorp, Inc. *	7,500	55,050
Berkshire Bancorp, Inc. *	3,600	16,884
Berkshire Hills Bancorp, Inc.	1,400	27,076
BOK Financial Corp.	7,540	348,574
Boston Private Financial Holdings, Inc.	5,129	29,287
Brookline Bancorp, Inc.	5,405	52,645
Bryn Mawr Bank Corp.	1,400	23,394
Camco Financial Corp. *	700	1,428
Camden National Corp.	700	23,968
Capital City Bank Group, Inc. (d)	4,375	52,281
CapitalSource, Inc.	32,900	201,019
Capitol Bancorp Ltd. (d)*	1,500	1,710
Capitol Federal Financial	6,920	161,928
Cathay General Bancorp	9,200	125,120
Central Pacific Financial Corp. (d)*	3,400	5,168
Century Bancorp Inc., Class A	800	19,004
Chemical Financial Corp.	5,383	109,167
CIT Group, Inc. *	15,000	649,950
Citizens South Banking Corp.	1,050	4,883
City Holding Co.	1,800	57,060
City National Corp.	6,100	314,577
Columbia Banking System, Inc.	4,951	90,158
Comerica, Inc.	16,496	590,227
Commerce Bancshares, Inc.	16,201	596,845
Community Bank System, Inc.	4,400	102,828
Community Trust Bancorp, Inc.	2,487	67,920
Cullen/Frost Bankers, Inc.	6,300	330,372
CVB Financial Corp.	10,311	78,467
Dime Community Bancshares	6,875	100,306
East West Bancorp, Inc.	16,600	292,658
F.N.B. Corp.	12,161	103,368
Fifth Third Bancorp	89,714	1,126,808
First BanCorp Puerto Rico *	7,200	2,196
First Busey Corp.	1,500	6,960
First Citizens BancShares, Inc., Class A	300	56,034
First Commonwealth Financial Corp.	10,504	61,133
First Financial Bancorp	5,339	89,909
First Financial Bankshares, Inc.	4,000	189,040
First Financial Corp.	600	17,538
First Financial Holdings, Inc.	3,900	40,755
First Horizon National Corp. *	24,375	245,944
First M&F Corp.	2,000	8,000
First Merchants Corp.	3,041	25,301
First Midwest Bancorp, Inc.	6,125	65,599
First Niagara Financial Group, Inc.	23,855	282,682
First Place Financial Corp. *	2,900	9,599
First United Corp. (d)	2,200	9,218
FirstMerit Corp.	10,406	178,775
Flushing Financial Corp.	6,800	89,420

See financial notes 29

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Fulton Financial Corp.	21,762	203,257
Glacier Bancorp, Inc.	7,697	100,061
Great Southern Bancorp, Inc.	1,400	31,486
Hancock Holding Co.	5,100	160,242
Hawthorn Bancshares, Inc.	811	8,053
Heritage Financial Corp. *	735	9,930
Home Bancshares, Inc.	3,300	67,881
Hudson City Bancorp, Inc.	55,731	649,266
Huntington Bancshares, Inc.	78,699	446,223
IBERIABANK Corp.	3,875	201,694
Independent Bank Corp.	1,000	23,490
Independent Bank Corp., Michigan *	431	750
Indiana Community Bancorp	800	11,108
Integra Bank Corp. (d)*	1,225	868
International Bancshares Corp.	7,784	133,340
Investors Bancorp, Inc. *	9,600	115,200
Kearny Financial Corp.	5,500	48,015
KeyCorp	96,790	792,710
Lakeland Financial Corp.	2,200	41,778
M&T Bank Corp.	10,246	765,888
MainSource Financial Group, Inc.	2,735	22,618
Marshall & Ilsley Corp.	56,650	334,801
MB Financial, Inc.	5,133	76,430
Merchants Bancshares, Inc.	750	19,358
MGIC Investment Corp. *	21,800	192,276
MutualFirst Financial, Inc.	2,000	16,180
Nara Bancorp, Inc. *	4,000	31,360
National Penn Bancshares, Inc.	13,175	85,506
NBT Bancorp, Inc.	4,400	97,020
New York Community Bancorp, Inc.	46,585	788,684
NewAlliance Bancshares, Inc.	9,100	117,299
North Valley Bancorp *	1,500	2,505
Northrim BanCorp, Inc.	4,281	72,991
Northwest Bancshares, Inc.	11,250	127,575
OceanFirst Financial Corp.	1,050	12,537
Ocwen Financial Corp. *	8,420	72,665
Old National Bancorp	9,244	87,448
Oriental Financial Group, Inc.	5,163	68,306
Oritani Financial Corp.	13,200	140,052
PAB Bankshares, Inc. (d)*	714	464
Pacific Capital Bancorp (d)*	6,844	4,380
PacWest Bancorp	3,000	52,290
Park National Corp.	845	55,221
People’s United Financial, Inc.	41,187	507,012
Peoples Financial Corp.	3,000	41,040
Pinnacle Financial Partners, Inc. *	475	5,420
PNC Financial Services Group, Inc.	59,032	3,181,825
Popular, Inc. *	69,200	188,916
Premier Financial Bancorp, Inc.	245	1,639
PrivateBancorp, Inc.	8,000	94,320
Prosperity Bancshares, Inc.	6,400	198,976
Provident Financial Holdings, Inc.	750	5,093
Provident Financial Services, Inc.	5,217	65,943
Radian Group, Inc.	15,000	113,850
Regions Financial Corp.	130,962	825,061
Renasant Corp.	1,125	18,394
Republic Bancorp, Inc., Class A	6,521	133,289
Roma Financial Corp.	4,000	39,640
S&T Bancorp, Inc.	4,400	86,240
S.Y. Bancorp, Inc.	1,470	36,015
Sandy Spring Bancorp, Inc.	5,900	102,660
SCBT Financial Corp.	3,000	91,590
Seacoast Banking Corp. of Florida *	1,980	2,475
Shore Bancshares, Inc.	750	7,395
Signature Bank *	3,000	126,720
Simmons First National Corp., Class A	4,000	108,760
Southwest Bancorp, Inc.	3,300	32,670
State Bancorp, Inc.	2,558	23,482
StellarOne Corp.	3,000	38,340
Sterling Bancorp	1,918	18,010
Sterling Bancshares, Inc.	9,150	49,319
Suffolk Bancorp	2,400	62,160
Sun Bancorp, Inc. *	4,218	16,661
SunTrust Banks, Inc.	56,342	1,409,677
Susquehanna Bancshares, Inc.	13,468	106,397
SVB Financial Group *	5,200	225,368
Synovus Financial Corp.	45,700	98,712
TCF Financial Corp.	13,600	178,976
Texas Capital Bancshares, Inc. *	4,000	72,600
TF Financial Corp.	700	15,575
TFS Financial Corp.	19,500	170,625
The First of Long Island Corp.	4,000	99,520
The PMI Group, Inc. *	8,100	27,135
Timberland Bancorp, Inc.	2,000	7,620
Tompkins Financial Corp.	1,024	39,526
Tree.com, Inc. *	1,044	7,726
TriCo Bancshares	400	6,236
TrustCo Bank Corp. NY	10,357	55,824
Trustmark Corp.	8,300	183,347
U.S. Bancorp	210,531	5,090,640
UMB Financial Corp.	3,574	132,452
Umpqua Holdings Corp.	12,343	135,773
Union First Market Bankshares Corp.	7,050	90,663
United Bankshares, Inc. (d)	7,400	197,728
United Community Banks, Inc. *	10,894	21,352
Valley National Bancorp	17,399	232,103
Washington Federal, Inc.	11,942	179,488
Washington Trust Bancorp, Inc.	1,000	20,090
Webster Financial Corp.	8,663	148,311
Wells Fargo & Co.	542,906	14,158,988
WesBanco, Inc.	4,456	74,014
West Coast Bancorp *	4,581	12,048
Westamerica Bancorp	5,200	260,104
Whitney Holding Corp.	9,675	80,109
Wilmington Trust Corp.	8,700	61,857
Wintrust Financial Corp.	5,800	173,652
WSFS Financial Corp.	2,000	78,080
Zions Bancorp	18,725	386,858

		46,685,962

Capital Goods 8.0%
3D Systems Corp. *	1,400	36,176
3M Co.	72,000	6,063,840
A.O. Smith Corp.	1,300	72,839
AAON, Inc.	6,113	150,074
AAR CORP. *	5,000	110,200
Aceto Corp.	5,000	36,850

30 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Actuant Corp., Class A	8,680	195,040
Acuity Brands, Inc.	5,200	260,364
Aecom Technology Corp. *	11,000	291,390
Aerosonic Corp. *	300	837
AGCO Corp. *	9,762	414,592
Aircastle Ltd.	5,500	50,655
Alamo Group, Inc.	500	12,000
Albany International Corp., Class A	3,918	79,927
Alliant Techsystems, Inc. *	2,437	185,797
American Science & Engineering, Inc.	500	41,175
American Superconductor Corp. (d)*	700	23,555
American Woodmark Corp.	4,000	70,800
Ameron International Corp.	900	61,884
AMETEK, Inc.	11,300	610,765
Ampco-Pittsburgh Corp.	2,800	72,380
Apogee Enterprises, Inc.	1,200	12,588
Applied Industrial Technologies, Inc.	6,525	198,425
Applied Signal Technology, Inc.	2,500	83,900
Armstrong World Industries, Inc. *	3,500	146,125
ArvinMeritor, Inc. *	9,900	164,142
Astronics Corp. *	938	19,557
Babcock & Wilcox Co. *	12,500	285,250
Badger Meter, Inc.	4,000	166,120
Baldor Electric Co.	3,800	159,676
Barnes Group, Inc.	3,600	65,484
BE Aerospace, Inc. *	10,200	374,952
Beacon Roofing Supply, Inc. *	5,000	73,800
Belden, Inc.	4,400	122,760
Blount International, Inc. *	4,200	63,000
Brady Corp., Class A	6,400	196,800
Breeze-Eastern Corp. *	500	3,463
Briggs & Stratton Corp.	6,500	114,400
Bucyrus International, Inc.	10,000	681,600
Carlisle Cos., Inc.	6,200	217,434
Cascade Corp.	4,400	155,716
Caterpillar, Inc.	66,800	5,250,480
Ceradyne, Inc. *	2,500	59,525
Chart Industries, Inc. *	3,000	69,900
CIRCOR International, Inc.	3,750	131,550
CLARCOR, Inc.	6,400	253,824
Coleman Cable, Inc. *	1,500	10,710
Columbus McKinnon Corp. *	2,400	42,144
Cooper Industries plc	11,000	576,620
Crane Co.	5,000	191,300
Cubic Corp.	2,000	87,140
Cummins, Inc.	19,600	1,726,760
Curtiss-Wright Corp.	3,600	111,168
Danaher Corp.	58,000	2,514,880
Deere & Co.	47,000	3,609,600
DigitalGlobe, Inc. *	3,500	114,275
Donaldson Co., Inc.	6,500	316,680
Dover Corp.	20,700	1,099,170
Ducommun, Inc.	3,200	68,704
Dycom Industries, Inc. *	3,300	35,310
Eaton Corp.	18,100	1,607,823
EMCOR Group, Inc. *	7,800	201,630
Emerson Electric Co.	79,000	4,337,100
EnerSys *	4,500	118,620
EnPro Industries, Inc. *	3,000	105,420
ESCO Technologies, Inc.	2,800	95,984
Esterline Technologies Corp. *	2,400	145,056
Fastenal Co.	13,200	679,536
Federal Signal Corp.	5,300	29,945
Flow International Corp. *	900	2,376
Flowserve Corp.	6,900	690,000
Fluor Corp.	20,200	973,438
Franklin Electric Co., Inc.	1,300	46,943
FreightCar America, Inc.	2,500	66,150
FuelCell Energy, Inc. *	1,200	1,368
Furmanite Corp. *	1,400	8,050
Gardner Denver, Inc.	6,400	370,048
GATX Corp.	4,000	126,640
GenCorp, Inc. *	2,500	12,175
General Cable Corp. *	4,700	131,318
General Dynamics Corp.	36,400	2,479,568
General Electric Co.	1,178,766	18,883,831
GeoEye, Inc. *	6,000	265,620
Gibraltar Industries, Inc. *	2,500	22,825
Goodrich Corp.	13,404	1,100,066
Graco, Inc.	7,012	241,283
GrafTech International Ltd. *	13,100	215,757
Granite Construction, Inc.	4,850	117,273
Griffon Corp. *	5,500	64,845
Hardinge, Inc.	1,800	14,364
Harsco Corp.	9,200	213,256
Hawk Corp., Class A *	1,800	89,694
HEICO Corp., Class A	2,857	106,109
Herley Industries, Inc. *	4,000	66,440
Hexcel Corp. *	10,000	177,700
Honeywell International, Inc.	74,062	3,489,061
Hubbell, Inc., Class B	6,800	367,336
IDEX Corp.	10,225	368,918
II-VI, Inc. *	3,800	149,492
Illinois Tool Works, Inc.	51,700	2,362,690
Ingersoll-Rand plc	33,000	1,297,230
Insituform Technologies, Inc., Class A *	4,300	92,880
Integrated Electrical Services, Inc. *	5,105	18,633
Interline Brands, Inc. *	2,000	40,180
ITT Corp.	17,400	821,106
Jacobs Engineering Group, Inc. *	10,600	409,266
John Bean Technologies Corp.	1,983	33,909
Joy Global, Inc.	19,350	1,372,882
Kadant, Inc. *	1	20
Kaman Corp.	3,000	80,850
Kaydon Corp.	3,300	115,071
KBR, Inc.	17,000	431,800
Kennametal, Inc.	8,000	273,120
Kratos Defense & Security Solutions, Inc. *	180	2,052
L-3 Communications Holdings, Inc.	15,100	1,090,069
Ladish Co., Inc. *	1,300	41,587
Lawson Products, Inc.	2,000	36,860
Lennox International, Inc.	4,771	195,659
Lincoln Electric Holdings, Inc.	3,900	233,064
Lockheed Martin Corp.	33,052	2,356,277
Lydall, Inc. *	2,500	18,575
Magnetek, Inc. *	1,500	1,785
Masco Corp.	35,800	381,628
MasTec, Inc. *	5,350	65,270

See financial notes 31

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Michael Baker Corp. *	3,000	98,040
Moog, Inc., Class A *	5,787	217,591
MSC Industrial Direct Co., Inc., Class A	4,300	244,842
Mueller Industries, Inc.	4,200	123,480
Mueller Water Products, Inc., Class A	16,139	48,740
NACCO Industries, Inc., Class A	1,300	129,038
Navistar International Corp. *	6,500	313,170
NCI Building Systems, Inc. *	580	5,748
NN, Inc. *	1,800	14,976
Nordson Corp.	4,000	312,080
Northrop Grumman Corp.	30,032	1,898,323
Omega Flex, Inc.	700	9,646
Orbital Sciences Corp. *	4,600	74,704
Oshkosh Corp. *	9,000	265,590
Owens Corning, Inc. *	11,000	297,440
PACCAR, Inc.	37,725	1,933,783
Pall Corp.	12,900	550,443
Parker Hannifin Corp.	16,500	1,263,075
Pentair, Inc.	9,500	310,935
Powell Industries, Inc. *	1,000	30,860
Precision Castparts Corp.	16,302	2,226,527
Quanex Building Products Corp.	5,625	101,363
Quanta Services, Inc. *	21,371	420,154
Raven Industries, Inc.	2,800	115,136
Raytheon Co.	44,900	2,068,992
Regal-Beloit Corp.	4,500	259,695
Robbins & Myers, Inc.	2,500	72,575
Rockwell Automation, Inc.	15,700	979,209
Rockwell Collins, Inc.	17,100	1,034,721
Roper Industries, Inc.	9,500	659,585
Sauer-Danfoss, Inc. *	3,800	84,018
Seaboard Corp.	200	370,810
Simpson Manufacturing Co., Inc.	3,200	85,056
Snap-on, Inc.	7,000	357,000
Spirit AeroSystems Holdings, Inc., Class A *	11,000	238,040
SPX Corp.	8,610	577,387
Standex International Corp.	3,000	80,790
Taser International, Inc. *	1,700	6,732
Tecumseh Products Co., Class A *	3,200	41,440
Teledyne Technologies, Inc. *	12,157	505,366
Tennant Co.	4,200	140,910
Terex Corp. *	11,400	255,930
Textron, Inc.	30,100	626,682
The Boeing Co.	75,800	5,354,512
The Gorman-Rupp Co.	4,491	133,922
The Greenbrier Cos., Inc. *	4,100	74,620
The Manitowoc Co., Inc.	14,600	162,644
The Middleby Corp. *	5,000	373,300
The Shaw Group, Inc. *	8,500	259,760
The Timken Co.	9,600	397,632
The Toro Co.	4,100	232,716
Thomas & Betts Corp. *	7,300	317,915
Titan International, Inc.	4,125	62,576
TransDigm Group, Inc. *	3,600	238,572
Tredegar Corp.	5,100	98,379
Trinity Industries, Inc.	13,650	310,265
Triumph Group, Inc.	1,200	100,308
Tutor Perini Corp. *	5,000	116,050
Tyco International Ltd.	54,233	2,076,039
United Rentals, Inc. *	5,900	110,861
United Technologies Corp.	93,068	6,958,694
Universal Forest Products, Inc.	2,500	75,350
URS Corp. *	7,700	299,761
USG Corp. *	7,400	93,832
Valmont Industries, Inc.	1,900	149,815
Vicor Corp.	4,200	74,802
W.W. Grainger, Inc.	7,300	905,419
Wabash National Corp. *	2,500	20,150
WABCO Holdings, Inc. *	8,133	377,534
Wabtec Corp.	5,828	272,984
Watsco, Inc.	3,400	190,298
Watts Water Technologies, Inc., Class A	4,000	140,680
WESCO International, Inc. *	4,800	205,536
Woodward Governor Co.	8,000	250,720

		118,257,861

Commercial & Professional Supplies 1.0%
A.T. Cross Co., Class A *	2,400	16,800
ABM Industries, Inc.	4,900	110,495
Administaff, Inc.	2,800	73,388
American Reprographics Co. *	7,000	49,840
AMREP Corp. *	2,500	24,900
Avery Dennison Corp.	12,700	461,645
Bowne & Co., Inc.	4,356	49,441
Casella Waste Systems, Inc., Class A *	6,500	32,045
CDI Corp.	3,700	53,021
Cenveo, Inc. *	7,300	40,150
Cintas Corp.	15,350	421,665
Clean Harbors, Inc. *	2,500	176,250
CompX International, Inc.	2,000	23,240
Consolidated Graphics, Inc. *	3,900	181,545
Copart, Inc. *	9,550	323,363
Corrections Corp. of America *	11,484	294,794
CoStar Group, Inc. *	800	39,728
Covanta Holding Corp.	11,700	184,626
CRA International, Inc. *	2,500	46,625
Deluxe Corp.	6,800	138,992
EnergySolutions, Inc.	7,000	32,830
Ennis, Inc.	4,500	81,180
Equifax, Inc.	13,095	433,837
Exponent, Inc. *	6,000	191,520
FTI Consulting, Inc. *	2,700	95,742
G & K Services, Inc., Class A	4,100	101,352
GP Strategies Corp. *	1,500	13,020
Healthcare Services Group, Inc.	8,437	202,741
Heidrick & Struggles International, Inc.	3,100	66,588
Herman Miller, Inc.	5,700	109,611
HNI Corp.	4,000	98,640
Hudson Highland Group, Inc. *	3,220	11,334
IHS, Inc., Class A *	6,600	476,784
Interface, Inc., Class A	5,800	83,462
Iron Mountain, Inc.	20,180	439,722
KAR Auction Services, Inc. *	3,000	38,640
Kelly Services, Inc., Class A *	5,700	84,645
Kforce, Inc. *	2,905	43,604
Kimball International, Inc., Class B	6,100	37,088
Knoll, Inc.	4,000	60,680

32 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Korn/Ferry International *	3,600	63,468
M&F Worldwide Corp. *	4,200	112,896
Manpower, Inc.	6,991	382,617
McGrath Rentcorp	1,600	40,496
Mine Safety Appliances Co.	2,700	76,032
Mobile Mini, Inc. *	1,200	20,916
Multi-Color Corp.	4,625	73,769
Navigant Consulting, Inc. *	5,000	45,750
On Assignment, Inc. *	4,700	26,555
Pitney Bowes, Inc.	23,000	504,620
R.R. Donnelley & Sons Co.	23,500	433,575
Republic Services, Inc.	36,645	1,092,388
Resources Connection, Inc.	3,700	59,903
Robert Half International, Inc.	17,000	460,870
Rollins, Inc.	10,012	260,813
School Specialty, Inc. *	2,600	34,840
SFN Group, Inc. *	6,830	51,771
Steelcase, Inc., Class A	11,500	96,715
Stericycle, Inc. *	9,400	674,356
Superior Uniform Group, Inc.	1,600	16,864
Sykes Enterprises, Inc. *	4,026	66,872
Tetra Tech, Inc. *	12,031	253,373
The Advisory Board Co. *	1,000	46,810
The Brink’s Co.	5,600	132,160
The Corporate Executive Board Co.	2,700	84,348
The Dun & Bradstreet Corp.	5,640	419,672
The Geo Group, Inc. *	17,380	445,797
The Standard Register Co.	4,100	13,161
Towers Watson & Co., Class A	4,600	236,532
TRC Cos., Inc. *	1,350	3,267
TrueBlue, Inc. *	6,000	84,300
UniFirst Corp.	1,500	69,045
United Stationers, Inc. *	2,900	162,980
Verisk Analytics, Inc., Class A *	5,000	149,050
Viad Corp.	3,625	72,355
Virco Mfg. Corp.	1,170	3,428
Volt Information Sciences, Inc. *	3,150	25,452
Waste Connections, Inc. *	5,475	223,052
Waste Management, Inc.	54,100	1,932,452

		14,398,893

Consumer Durables & Apparel 1.4%
American Greetings Corp., Class A	8,500	164,645
Blyth, Inc.	1,200	48,144
Brookfield Homes Corp. (d)*	3,074	25,637
Brunswick Corp.	7,400	117,068
Callaway Golf Co.	5,600	38,528
Carter’s, Inc. *	8,000	199,200
Cavco Industries, Inc. *	410	12,993
Coach, Inc.	32,008	1,600,400
Columbia Sportswear Co.	4,350	227,287
CSS Industries, Inc.	3,400	56,882
D.R. Horton, Inc.	24,604	256,866
Deckers Outdoor Corp. *	7,500	435,750
DGSE Cos., Inc. (d)*	700	2,835
Eastman Kodak Co. *	22,700	106,917
Ethan Allen Interiors, Inc.	4,200	63,714
Flexsteel Industries, Inc.	600	9,072
Foamex International, Inc. (a),(c)*	2,278	—
Fortune Brands, Inc.	16,500	891,825
Fossil, Inc. *	5,462	322,203
Furniture Brands International, Inc. *	4,700	23,547
Garmin Ltd. (d)	16,000	525,440
Hanesbrands, Inc. *	11,047	273,966
Harman International Industries, Inc. *	6,800	228,140
Hasbro, Inc.	14,500	670,625
Helen of Troy Ltd. *	5,000	128,250
Hovnanian Enterprises, Inc., Class A (d)*	3,700	13,172
Jarden Corp.	7,059	226,312
K-Swiss, Inc., Class A *	2,400	29,184
KB HOME	7,800	81,978
Kenneth Cole Productions, Inc., Class A *	3,100	41,695
Kid Brands, Inc. *	3,000	29,280
Leggett & Platt, Inc.	16,200	330,156
Lennar Corp., Class A	12,190	176,877
Liz Claiborne, Inc. *	8,600	52,632
M.D.C. Holdings, Inc.	4,403	113,377
M/I Homes, Inc. *	1,800	19,044
Maidenform Brands, Inc. *	5,000	133,800
Marine Products Corp. *	405	2,515
Mattel, Inc.	34,300	800,219
Meritage Homes Corp. *	1,000	18,310
Mohawk Industries, Inc. *	4,819	276,321
Movado Group, Inc. *	3,300	37,092
Nautilus, Inc. *	4,125	6,105
Newell Rubbermaid, Inc.	30,900	545,385
NIKE, Inc., Class B	41,100	3,347,184
NVR, Inc. *	500	313,705
Oxford Industries, Inc.	2,500	57,575
Palm Harbor Homes, Inc. *	2,700	3,483
Perry Ellis International, Inc. *	5,500	123,640
Phillips-Van Heusen Corp.	5,600	343,504
Polaris Industries, Inc.	3,200	227,488
Polo Ralph Lauren Corp.	7,500	726,600
Pool Corp.	5,662	114,033
Pulte Group, Inc. *	30,676	240,807
Quiksilver, Inc. *	4,000	16,680
RC2 Corp. *	2,200	46,420
Skechers U.S.A., Inc., Class A *	6,500	126,360
Skyline Corp.	2,600	46,358
Standard Pacific Corp. *	4,800	17,424
Stanley Black & Decker, Inc.	18,652	1,155,864
Stanley Furniture Co., Inc. *	5,200	20,072
Steven Madden Ltd. *	4,050	171,315
Sturm, Ruger & Co., Inc.	6,000	93,960
Tandy Brands Accessories, Inc. *	1,000	3,280
Tempur-Pedic International, Inc. *	8,000	276,000
The Jones Group, Inc.	12,156	175,776
The Ryland Group, Inc.	3,700	55,426
The Timberland Co., Class A *	5,300	111,194
The Warnaco Group, Inc. *	2,500	132,775
Toll Brothers, Inc. *	13,700	245,778
Tupperware Brands Corp.	4,800	215,088
Uniroyal Technology Corp. (a),(c)*	1,100	—
Universal Electronics, Inc. *	5,200	109,512
VF Corp.	13,500	1,123,740
Whirlpool Corp.	6,849	519,360

See financial notes 33

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Wolverine World Wide, Inc.	7,800	227,136

		19,750,925

Consumer Services 2.3%
Ambassadors Group, Inc.	3,400	37,706
Ameristar Casinos, Inc.	6,400	114,432
Apollo Group, Inc., Class A *	14,550	545,334
Bally Technologies, Inc. *	6,000	216,480
Biglari Holdings, Inc. *	79	26,338
Bob Evans Farms, Inc.	2,200	63,140
Boyd Gaming Corp. *	7,800	64,818
Brinker International, Inc.	10,350	191,889
Career Education Corp. *	8,614	151,090
Carnival Corp.	50,000	2,158,500
CEC Entertainment, Inc. *	2,025	67,230
Chipotle Mexican Grill, Inc. *	2,600	546,546
Choice Hotels International, Inc.	6,800	258,604
Churchill Downs, Inc.	900	32,607
Coinstar, Inc. *	5,000	287,900
Corinthian Colleges, Inc. *	9,200	48,024
CPI Corp.	2,900	71,514
Cracker Barrel Old Country Store, Inc.	3,446	185,705
Darden Restaurants, Inc.	13,300	607,943
DeVry, Inc.	7,800	373,308
DineEquity, Inc. *	3,000	133,350
Domino’s Pizza, Inc. *	5,100	75,684
Dover Downs Gaming & Entertainment, Inc.	4,899	17,049
Dover Motorsports, Inc. *	1,400	2,366
Empire Resorts, Inc. *	3,000	2,580
Gaylord Entertainment Co. *	4,625	154,197
H&R Block, Inc.	36,200	426,798
Hillenbrand, Inc.	5,800	124,642
International Game Technology	32,600	508,234
International Speedway Corp., Class A	3,245	74,116
Interval Leisure Group, Inc. *	6,269	89,960
Isle of Capri Casinos, Inc. *	4,400	35,376
ITT Educational Services, Inc. *	6,000	387,180
Jack in the Box, Inc. *	8,400	194,544
Jackson Hewitt Tax Service, Inc. (d)*	3,000	2,970
Krispy Kreme Doughnuts, Inc. *	2,100	11,760
Lakes Entertainment, Inc. *	1,800	4,212
Las Vegas Sands Corp. *	43,000	1,972,840
Learning Tree International, Inc.	1,400	13,580
LIFE TIME FITNESS, Inc. *	5,500	198,715
Luby’s, Inc. *	1,400	7,098
Marriott International, Inc., Class A	37,808	1,400,786
Matthews International Corp., Class A	1,900	62,738
McDonald’s Corp.	125,709	9,776,389
MGM Resorts International *	37,500	409,875
Monarch Casino & Resort, Inc. *	8,000	92,400
MTR Gaming Group, Inc. *	5,300	10,229
Multimedia Games, Inc. *	1,500	5,880
Nobel Learning Communities, Inc. *	500	3,355
O’Charley’s, Inc. *	400	3,000
Orient-Express Hotels Ltd., Class A *	1,600	20,256
P.F. Chang’s China Bistro, Inc.	800	36,736
Panera Bread Co., Class A *	3,800	340,138
Papa John’s International, Inc. *	3,400	87,822
Peet’s Coffee & Tea, Inc. *	1,800	68,850
Penn National Gaming, Inc. *	6,800	226,168
Pinnacle Entertainment, Inc. *	6,800	87,040
Pre-Paid Legal Services, Inc. *	3,600	216,648
Regis Corp.	6,900	141,105
Royal Caribbean Cruises Ltd. *	19,500	771,030
Ruby Tuesday, Inc. *	5,600	67,760
Scientific Games Corp., Class A *	9,500	75,050
Service Corp. International	27,100	224,388
Shuffle Master, Inc. *	2,812	26,461
Sonic Corp. *	7,968	70,756
Sotheby’s	8,438	369,922
Speedway Motorsports, Inc.	4,800	73,440
Starbucks Corp.	77,600	2,210,048
Starwood Hotels & Resorts Worldwide, Inc.	17,730	959,902
Stewart Enterprises, Inc., Class A	10,000	55,600
Strayer Education, Inc.	700	97,881
Texas Roadhouse, Inc. *	5,900	90,624
The Cheesecake Factory, Inc. *	5,887	171,429
Vail Resorts, Inc. *	3,800	154,128
Weight Watchers International, Inc.	8,700	291,363
Wendy’s/Arby’s Group, Inc., Class A	50,775	233,565
WMS Industries, Inc. *	8,250	359,947
Wyndham Worldwide Corp.	19,744	567,640
Wynn Resorts Ltd.	9,000	964,530
Yum! Brands, Inc.	48,000	2,378,880

		33,690,118

Diversified Financials 6.0%
Advance America Cash Advance Centers, Inc.	12,500	62,375
Affiliated Managers Group, Inc. *	4,800	410,928
American Express Co.	117,650	4,877,769
Ameriprise Financial, Inc.	27,530	1,423,026
Asset Acceptance Capital Corp. *	2,500	14,450
ASTA Funding, Inc.	6,000	49,380
Bank of America Corp.	1,087,456	12,440,497
Bank of New York Mellon Corp.	127,734	3,201,014
BGC Partners, Inc., Class A	28,300	196,402
BlackRock, Inc.	4,900	837,851
Calamos Asset Management, Inc., Class A	5,000	59,950
Capital One Financial Corp.	48,710	1,815,422
Cardtronics, Inc. *	3,000	50,850
Cash America International, Inc.	6,500	228,995
Citigroup, Inc. *	2,591,286	10,805,663
CME Group, Inc.	6,330	1,833,484
Cohen & Steers, Inc.	5,400	135,378
CompuCredit Holdings Corp. (d)	8,400	47,292
Cowen Group, Inc., Class A *	6,500	22,750
Credit Acceptance Corp. *	2,400	141,144
Discover Financial Services	60,150	1,061,647
Dollar Financial Corp. *	6,500	162,630
E*TRADE Financial Corp. *	21,933	313,642

34 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Eaton Vance Corp.	11,600	333,732
Encore Capital Group, Inc. *	2,000	40,640
Evercore Partners, Inc., Class A	6,500	197,340
EZCORP, Inc., Class A *	8,500	182,580
FBR Capital Markets Corp. *	4,000	14,160
Federated Investors, Inc., Class B (d)	9,950	247,854
First Cash Financial Services, Inc. *	3,000	87,210
Franklin Resources, Inc.	20,600	2,362,820
GAMCO Investors, Inc., Class A	3,200	137,088
GFI Group, Inc.	9,900	47,421
Greenhill & Co., Inc.	2,500	194,175
Interactive Brokers Group, Inc., Class A *	3,400	63,648
IntercontinentalExchange, Inc. *	8,100	930,447
International Assets Holding Corp. *	737	16,251
Invesco Ltd.	45,000	1,035,000
Investment Technology Group, Inc. *	4,750	67,640
Janus Capital Group, Inc.	19,200	202,752
Jefferies Group, Inc.	14,200	339,806
JPMorgan Chase & Co.	436,944	16,442,203
Knight Capital Group, Inc., Class A *	9,700	126,391
LaBranche & Co., Inc. *	5,400	17,550
Legg Mason, Inc.	19,050	591,121
Leucadia National Corp. *	21,908	556,901
MarketAxess Holdings, Inc.	4,000	72,680
MF Global Holdings Ltd. *	14,000	109,620
MicroFinancial, Inc.	1,900	7,676
Moody’s Corp.	26,600	719,796
Morgan Stanley	140,500	3,494,235
MSCI, Inc., Class A *	13,000	466,050
Nelnet, Inc., Class A	7,500	168,525
NewStar Financial, Inc. *	4,000	30,440
Northern Trust Corp.	25,500	1,265,565
NYSE Euronext	22,500	689,400
optionsXpress Holdings, Inc. *	5,300	84,641
Penson Worldwide, Inc. *	8,000	41,200
PHH Corp. *	7,186	138,474
Piper Jaffray Cos., Inc. *	3,950	122,332
Portfolio Recovery Associates, Inc. *	2,000	134,100
Raymond James Financial, Inc.	10,350	292,077
Resource America, Inc., Class A	4,000	24,680
SEI Investments Co.	19,400	429,710
SLM Corp. *	52,300	622,370
State Street Corp.	52,983	2,212,570
Stifel Financial Corp. *	3,000	142,170
SWS Group, Inc.	8,211	56,410
T. Rowe Price Group, Inc.	26,400	1,459,128
TD Ameritrade Holding Corp. *	38,800	663,092
The Charles Schwab Corp. (b)	111,120	1,711,248
The First Marblehead Corp. *	7,500	16,725
The Goldman Sachs Group, Inc.	47,700	7,677,315
The NASDAQ OMX Group, Inc. *	17,100	359,442
The Student Loan Corp.	1,700	50,694
TradeStation Group, Inc. *	4,000	21,960
Virtus Investment Partners, Inc. *	475	17,456
Waddell & Reed Financial, Inc., Class A	10,250	297,967
Westwood Holdings Group, Inc.	4,285	154,389
World Acceptance Corp. *	5,000	215,750

		88,397,156

Energy 10.3%
Abraxas Petroleum Corp. *	8,500	26,180
Adams Resources & Energy, Inc.	1,400	27,440
Alon USA Energy, Inc.	8,700	49,329
Alpha Natural Resources, Inc. *	16,210	732,206
Anadarko Petroleum Corp.	54,660	3,365,416
Apache Corp.	39,572	3,997,563
Apco Oil & Gas International, Inc.	800	29,512
Approach Resources, Inc. *	4,000	61,800
Arch Coal, Inc.	12,500	307,375
Atlas Energy, Inc. *	10,965	319,301
ATP Oil & Gas Corp. (d)*	6,600	94,776
Atwood Oceanics, Inc. *	4,800	156,048
Baker Hughes, Inc.	44,750	2,073,268
Basic Energy Services, Inc. *	3,000	33,180
Berry Petroleum Co., Class A	4,000	136,840
Bill Barrett Corp. *	3,700	139,675
Brigham Exploration Co. *	5,000	105,450
Bristow Group, Inc. *	6,800	263,704
Cabot Oil & Gas Corp.	11,200	324,576
Cal Dive International, Inc. *	9,000	45,540
Callon Petroleum Co. *	5,000	24,650
Cameron International Corp. *	25,547	1,117,681
CARBO Ceramics, Inc.	1,900	159,163
Carrizo Oil & Gas, Inc. *	3,000	70,860
Chesapeake Energy Corp.	66,500	1,443,050
Chevron Corp.	220,339	18,202,205
Cimarex Energy Co.	8,008	614,614
Clayton Williams Energy, Inc. *	2,500	149,300
Clean Energy Fuels Corp. (d)*	4,000	58,080
Cobalt International Energy, Inc. *	7,000	64,750
Complete Production Services, Inc. *	6,100	142,923
Comstock Resources, Inc. *	4,500	100,575
Concho Resources, Inc. *	9,400	645,498
ConocoPhillips	152,323	9,047,986
CONSOL Energy, Inc.	25,100	922,676
Contango Oil & Gas Co. *	2,000	105,180
Continental Resources, Inc. *	10,000	475,300
CREDO Petroleum Corp. *	6,700	53,600
Crosstex Energy, Inc. *	3,200	25,952
CVR Energy, Inc. *	6,900	65,688
Delek US Holdings, Inc.	7,000	51,450
Delta Petroleum Corp. *	8,600	6,295
Denbury Resources, Inc. *	32,225	548,469
Devon Energy Corp.	46,560	3,027,331
Diamond Offshore Drilling, Inc.	8,200	542,512
Dresser-Rand Group, Inc. *	9,000	307,980
Dril-Quip, Inc. *	3,100	214,210
El Paso Corp.	109,587	1,453,124
ENGlobal Corp. *	4,000	11,560
EOG Resources, Inc.	26,300	2,517,436
EQT Corp.	16,300	610,272
EXCO Resources, Inc.	19,000	281,770
Exterran Holdings, Inc. *	10,720	269,822

See financial notes 35

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Exxon Mobil Corp.	565,034	37,557,810
FMC Technologies, Inc. *	13,182	950,422
Forest Oil Corp. *	9,450	290,398
Frontier Oil Corp.	14,400	190,800
General Maritime Corp.	14,720	56,525
Geomet, Inc. *	4,000	2,944
Global Industries Ltd. *	14,400	83,376
Goodrich Petroleum Corp. *	3,500	47,740
Gulf Island Fabrication, Inc.	2,800	63,952
GulfMark Offshore, Inc., Class A *	4,100	121,401
Gulfport Energy Corp. *	5,000	83,300
Halliburton Co.	99,700	3,176,442
Harvest Natural Resources, Inc. *	6,000	74,880
Helix Energy Solutions Group, Inc. *	8,564	108,677
Helmerich & Payne, Inc.	9,600	410,688
Hercules Offshore, Inc. *	7,400	17,464
Hess Corp.	31,200	1,966,536
Holly Corp.	8,000	261,840
Hornbeck Offshore Services, Inc. *	5,000	111,200
Houston American Energy Corp. (d)	4,000	56,200
International Coal Group, Inc. *	12,800	71,936
ION Geophysical Corp. *	7,900	38,631
James River Coal Co. *	5,500	95,205
Key Energy Services, Inc. *	13,300	131,005
Kinder Morgan Management L.L.C. *	—	1
Lufkin Industries, Inc.	7,000	341,950
Marathon Oil Corp.	77,808	2,767,631
Mariner Energy, Inc. *	12,601	314,017
Massey Energy Co.	9,800	412,286
Matrix Service Co. *	8,000	72,640
McDermott International, Inc. *	25,000	385,750
McMoRan Exploration Co. *	4,500	75,780
Murphy Oil Corp.	21,500	1,400,940
Nabors Industries Ltd. *	31,634	661,151
National Oilwell Varco, Inc.	46,122	2,479,519
Natural Gas Services Group *	7,500	118,125
Newfield Exploration Co. *	14,100	840,642
Newpark Resources, Inc. *	11,500	67,620
Ngas Resources, Inc. (d)*	4,000	2,400
Noble Corp.	20,000	690,600
Noble Energy, Inc.	24,218	1,973,283
Occidental Petroleum Corp.	88,620	6,968,191
Oceaneering International, Inc. *	5,200	321,724
Oil States International, Inc. *	6,600	337,392
Overseas Shipholding Group, Inc.	3,700	123,691
OYO Geospace Corp. *	300	18,183
Panhandle Oil & Gas, Inc., Class A	2,000	49,400
Parker Drilling Co. *	18,300	77,409
Patriot Coal Corp. *	9,700	130,853
Patterson-UTI Energy, Inc.	13,200	256,212
Peabody Energy Corp.	31,700	1,676,930
Penn Virginia Corp.	5,000	74,100
Petrohawk Energy Corp. *	32,600	554,526
Petroleum Development Corp. *	4,000	124,840
PetroQuest Energy, Inc. *	4,200	23,436
PHI, Inc. - Non Voting Shares *	4,000	69,880
Pioneer Drilling Co. *	9,200	56,672
Pioneer Natural Resources Co.	13,133	916,683
Plains Exploration & Production Co. *	9,765	272,151
Pride International, Inc. *	18,700	566,984
QEP Resources, Inc.	19,200	634,176
Quicksilver Resources, Inc. *	14,900	223,053
Range Resources Corp.	17,600	658,064
REX American Resources Corp. *	1,875	31,106
Rex Energy Corp. *	8,000	98,560
Rosetta Resources, Inc. *	6,600	157,806
Rowan Cos., Inc. *	11,400	375,060
RPC, Inc.	11,475	252,565
SandRidge Energy, Inc. *	41,331	226,081
Schlumberger Ltd.	150,760	10,536,616
SEACOR Holdings, Inc. *	1,250	118,437
Seahawk Drilling, Inc. *	1,046	10,544
Ship Finance International Ltd.	6,100	122,671
SM Energy Co.	7,400	308,432
Southern Union Co.	15,874	398,914
Southwestern Energy Co. *	38,000	1,286,300
Spectra Energy Corp.	72,678	1,727,556
Stone Energy Corp. *	4,383	68,506
Sunoco, Inc.	17,000	636,990
Superior Energy Services, Inc. *	9,900	273,438
Swift Energy Co. *	2,500	79,625
T-3 Energy Services, Inc. *	5,000	167,350
Teekay Corp.	6,000	190,800
Tesoro Corp.	14,600	189,216
TETRA Technologies, Inc. *	8,300	81,008
The Williams Cos., Inc.	67,360	1,449,587
Tidewater, Inc.	7,700	355,201
Ultra Petroleum Corp. *	13,000	534,950
Union Drilling, Inc. *	2,500	11,425
Unit Corp. *	4,400	172,612
USEC, Inc. *	14,300	76,791
VAALCO Energy, Inc. *	9,000	52,920
Valero Energy Corp.	65,980	1,184,341
Verenium Corp. *	91	349
W&T Offshore, Inc.	7,500	81,600
Warren Resources, Inc. *	5,000	20,900
Weatherford International Ltd. *	76,000	1,277,560
Western Refining, Inc. (d)*	5,600	37,240
Westmoreland Coal Co. *	6,500	69,030
Whiting Petroleum Corp. *	5,400	542,376
World Fuel Services Corp.	8,200	231,486

		151,765,347

Food & Staples Retailing 2.1%
Arden Group, Inc., Class A	600	52,836
BJ’s Wholesale Club, Inc. *	6,100	254,553
Casey’s General Stores, Inc.	5,100	211,446
Costco Wholesale Corp.	48,600	3,050,622
CVS Caremark Corp.	150,640	4,537,277
Ingles Markets, Inc., Class A	300	5,508
Nash Finch Co.	1,700	71,230
PriceSmart, Inc.	500	14,665
Rite Aid Corp. *	75,000	68,602
Ruddick Corp.	3,100	108,190
Safeway, Inc.	38,900	890,810
Spartan Stores, Inc.	500	7,475
SUPERVALU, Inc.	24,332	262,542
Sysco Corp.	56,136	1,653,767

36 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
The Andersons, Inc.	1,000	39,370
The Great Atlantic & Pacific Tea Co., Inc. (d)*	2,705	9,305
The Kroger Co.	66,800	1,469,600
The Pantry, Inc. *	1,000	19,450
United Natural Foods, Inc. *	2,600	92,976
Wal-Mart Stores, Inc.	240,600	13,033,302
Walgreen Co.	107,400	3,638,712
Weis Markets, Inc.	1,700	66,232
Whole Foods Market, Inc. *	13,900	552,525
Winn-Dixie Stores, Inc. *	5,000	33,500

		30,144,495

Food, Beverage & Tobacco 5.3%
Alliance One International, Inc. *	10,800	47,736
Altria Group, Inc.	228,800	5,816,096
Archer-Daniels-Midland Co.	62,958	2,097,761
Bridgford Foods Corp.	300	3,687
Brown-Forman Corp., Class B	12,390	753,436
Bunge Ltd.	12,000	720,840
Campbell Soup Co.	20,400	739,500
Chiquita Brands International, Inc. *	6,200	82,274
Coca-Cola Bottling Co.	3,400	181,288
Coca-Cola Enterprises, Inc.	36,000	864,360
ConAgra Foods, Inc.	48,293	1,086,110
Constellation Brands, Inc., Class A *	21,100	416,303
Corn Products International, Inc.	11,800	502,090
Darling International, Inc. *	8,500	85,085
Dean Foods Co. *	19,113	198,775
Del Monte Foods Co.	19,031	272,905
Diamond Foods, Inc.	3,000	132,600
Dr Pepper Snapple Group, Inc.	25,500	932,025
Flowers Foods, Inc.	7,158	182,386
Fresh Del Monte Produce, Inc. *	4,200	92,946
General Mills, Inc.	68,600	2,575,244
Green Mountain Coffee Roasters, Inc. *	12,150	400,828
Griffin Land & Nurseries, Inc.	300	7,380
H.J. Heinz Co.	33,900	1,664,829
Hansen Natural Corp. *	10,000	512,100
Harbinger Group, Inc. *	8,000	41,280
Hormel Foods Corp.	11,500	528,080
J & J Snack Foods Corp.	6,400	274,368
John B. Sanfilippo & Son, Inc. *	5,000	67,100
Kellogg Co.	29,400	1,477,644
Kraft Foods, Inc., Class A	172,513	5,566,995
Lancaster Colony Corp.	3,400	169,592
Lance, Inc.	2,900	65,946
Lorillard, Inc.	19,548	1,668,226
McCormick & Co., Inc. - Non Voting Shares	14,300	632,346
Mead Johnson Nutrition Co.	19,000	1,117,580
Molson Coors Brewing Co., Class B	17,000	802,910
National Beverage Corp.	4,500	64,350
PepsiCo, Inc.	174,858	11,418,227
Philip Morris International, Inc.	208,800	12,214,800
Ralcorp Holdings, Inc. *	6,700	415,802
Reynolds American, Inc.	22,664	1,470,894
Rocky Mountain Chocolate Factory, Inc.	2,427	23,299
Sanderson Farms, Inc.	1,750	73,465
Sara Lee Corp.	72,378	1,037,177
Smithfield Foods, Inc. *	16,800	281,400
Tasty Baking Co.	500	3,160
The Boston Beer Co., Inc., Class A *	2,500	178,975
The Coca-Cola Co.	231,200	14,177,184
The Hain Celestial Group, Inc. *	4,406	108,960
The Hershey Co.	19,400	960,106
The JM Smucker Co.	15,246	980,013
Tootsie Roll Industries, Inc.	2,689	70,586
TreeHouse Foods, Inc. *	1,722	80,417
Tyson Foods, Inc., Class A	33,340	518,437
Universal Corp.	4,800	198,912
Vector Group Ltd. (d)	4,536	84,823

		77,141,638

Health Care Equipment & Services 4.3%
ABIOMED, Inc. *	800	8,248
Aetna, Inc.	49,200	1,469,112
Alere, Inc. *	9,441	278,982
Align Technology, Inc. *	8,700	148,161
Alliance HealthCare Services, Inc. *	1,800	7,092
Allied Healthcare International, Inc. *	6,000	16,980
Allscripts Healthcare Solutions, Inc. *	13,960	266,496
Amedisys, Inc. *	3,334	84,884
America Service Group, Inc.	3,550	54,315
American Dental Partners, Inc. *	3,000	34,980
American Medical Systems Holdings, Inc. *	7,800	157,560
AMERIGROUP Corp. *	4,300	179,439
AmerisourceBergen Corp.	41,296	1,355,335
AMN Healthcare Services, Inc. *	7,110	37,683
AmSurg Corp. *	2,300	41,584
Analogic Corp.	1,400	63,882
ArthroCare Corp. *	3,000	81,840
Assisted Living Concepts, Inc., Class A *	2,000	64,500
athenahealth, Inc. (d)*	4,000	159,880
Baxter International, Inc.	62,918	3,202,526
Beckman Coulter, Inc.	8,100	431,244
Becton, Dickinson & Co.	24,300	1,835,136
BioScrip, Inc. *	2,172	12,228
Boston Scientific Corp. *	154,068	982,954
Brookdale Senior Living, Inc. *	5,300	99,534
C.R. Bard, Inc.	11,000	914,320
Cantel Medical Corp.	3,571	66,135
Cardinal Health, Inc.	39,760	1,379,274
CareFusion Corp. *	21,080	508,871
Catalyst Health Solutions, Inc. *	4,900	185,465
Centene Corp. *	4,000	89,280
Cerner Corp. *	8,400	737,772
Chemed Corp.	3,900	229,866
Chindex International, Inc. *	3,300	44,682
CIGNA Corp.	34,400	1,210,536
Community Health Systems, Inc. *	10,100	303,808

See financial notes 37

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
CONMED Corp. *	4,200	92,442
CorVel Corp. *	2,850	127,680
Coventry Health Care, Inc. *	23,937	560,605
Covidien plc	47,000	1,873,890
Cross Country Healthcare, Inc. *	7,100	51,830
CryoLife, Inc. *	4,250	27,413
Cyberonics, Inc. *	4,200	115,542
DaVita, Inc. *	14,250	1,022,437
DENTSPLY International, Inc.	16,100	505,379
Edwards Lifesciences Corp. *	13,800	881,958
Emdeon, Inc., Class A *	5,000	68,150
Emergency Medical Services Corp., Class A *	3,300	179,454
Ensign Group, Inc.	3,000	56,310
Express Scripts, Inc. *	56,400	2,736,528
Five Star Quality Care, Inc. *	135	733
Gen-Probe, Inc. *	6,400	309,952
Gentiva Health Services, Inc. *	3,250	75,660
Greatbatch, Inc. *	4,100	89,175
Haemonetics Corp. *	3,700	202,205
Hanger Orthopedic Group, Inc. *	5,400	101,088
Health Management Associates, Inc., Class A *	24,900	199,449
Health Net, Inc. *	11,100	298,479
HEALTHSOUTH Corp. *	20,000	361,800
Healthspring, Inc. *	4,600	134,274
HealthStream, Inc. *	1,500	9,600
Healthways, Inc. *	3,100	32,488
Henry Schein, Inc. *	10,600	595,190
Hill-Rom Holdings, Inc.	5,800	224,750
Hologic, Inc. *	29,512	472,782
Hospira, Inc. *	17,070	1,015,324
Humana, Inc. *	18,900	1,101,681
ICU Medical, Inc. *	550	20,075
IDEXX Laboratories, Inc. *	5,000	299,800
Immucor, Inc. *	6,795	118,233
Integra LifeSciences Holdings *	3,100	133,362
Intuitive Surgical, Inc. *	5,050	1,327,897
Invacare Corp.	4,000	108,000
Kindred Healthcare, Inc. *	4,624	63,441
Kinetic Concepts, Inc. *	5,600	212,968
Laboratory Corp. of America Holdings *	12,800	1,040,896
Landauer, Inc.	1,100	67,199
LCA-Vision, Inc. *	2,500	17,400
LeMaitre Vascular, Inc. *	2,000	13,000
LifePoint Hospitals, Inc. *	6,707	227,501
Lincare Holdings, Inc.	10,650	279,243
Magellan Health Services, Inc. *	3,007	144,336
McKesson Corp.	28,500	1,880,430
MedAssets, Inc. *	6,000	111,240
MedCath Corp. *	4,500	44,595
Medco Health Solutions, Inc. *	53,066	2,787,557
Medical Action Industries, Inc. *	6,250	62,000
MEDNAX, Inc. *	6,000	355,260
Medtronic, Inc.	119,874	4,220,764
Meridian Bioscience, Inc.	11,250	257,512
Merit Medical Systems, Inc. *	2,222	35,130
Molina Healthcare, Inc. *	2,500	64,800
National Healthcare Corp.	2,100	76,461
Neogen Corp. *	1,405	46,955
NuVasive, Inc. *	10,000	262,000
Omnicare, Inc.	13,000	313,560
Omnicell, Inc. *	3,000	41,910
OraSure Technologies, Inc. *	1,500	6,105
Owens & Minor, Inc.	7,500	213,600
Patterson Cos., Inc.	10,600	293,090
PDI, Inc. *	2,900	25,433
PharMerica Corp. *	3,413	34,267
Providence Service Corp. *	3,000	49,290
PSS World Medical, Inc. *	5,800	137,054
Psychiatric Solutions, Inc. *	4,400	148,280
Quality Systems, Inc.	2,000	128,520
Quest Diagnostics, Inc.	19,820	973,955
RehabCare Group, Inc. *	4,000	88,920
Res-Care, Inc. *	7,500	99,225
ResMed, Inc. *	18,000	573,660
RTI Biologics, Inc. *	1,700	4,199
SonoSite, Inc. *	2,800	87,276
St. Jude Medical, Inc. *	35,800	1,371,140
STERIS Corp.	6,100	208,742
Stryker Corp.	37,100	1,836,079
Sunrise Senior Living, Inc. *	3,400	11,662
Symmetry Medical, Inc. *	3,000	26,550
Teleflex, Inc.	4,300	239,725
Tenet Healthcare Corp. *	50,150	218,654
The Cooper Cos., Inc.	5,781	285,235
Thoratec Corp. *	5,636	183,959
U.S. Physical Therapy, Inc. *	3,500	65,695
UnitedHealth Group, Inc.	129,080	4,653,334
Universal American Financial Corp.	4,000	64,320
Universal Health Services, Inc., Class B	12,000	495,240
Utah Medical Products, Inc.	2,500	71,300
Varian Medical Systems, Inc. *	11,900	752,318
VCA Antech, Inc. *	9,900	204,633
Volcano Corp. *	4,500	109,890
WellCare Health Plans, Inc. *	3,200	88,896
WellPoint, Inc. *	47,023	2,555,230
West Pharmaceutical Services, Inc.	4,600	164,174
Wright Medical Group, Inc. *	4,200	56,028
Young Innovations, Inc.	2,000	55,540
Zimmer Holdings, Inc. *	23,300	1,105,352
Zoll Medical Corp. *	3,000	97,590

		62,686,517

Household & Personal Products 2.2%
Alberto-Culver Co.	9,450	352,391
Avon Products, Inc.	44,000	1,339,800
Cellu Tissue Holdings, Inc. *	3,500	41,790
Central Garden & Pet Co., Class A *	6,200	64,790
Church & Dwight Co., Inc.	7,950	523,507
Colgate-Palmolive Co.	52,500	4,048,800
Elizabeth Arden, Inc. *	3,500	71,575
Energizer Holdings, Inc. *	6,333	473,582
Herbalife Ltd.	5,800	370,388
Inter Parfums, Inc.	4,013	70,187
Kimberly-Clark Corp.	43,639	2,764,094
Medifast, Inc. *	3,500	83,580
Nu Skin Enterprises, Inc., Class A	6,500	198,900
Nutraceutical International Corp. *	5,000	81,250

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Oil-Dri Corp. of America	500	10,995
Orchids Paper Products Co. *	2,500	32,500
Prestige Brands Holdings, Inc. *	3,500	37,625
Revlon, Inc., Class A *	3,500	39,970
Schiff Nutrition International, Inc.	3,500	28,280
The Clorox Co.	14,700	978,285
The Estee Lauder Cos., Inc., Class A	12,800	910,976
The Female Health Co.	3,500	19,460
The Procter & Gamble Co.	316,215	20,101,788
USANA Health Sciences, Inc. *	3,500	153,720
WD-40 Co.	1,600	59,024

		32,857,257

Insurance 4.0%
21st Century Holding Co.	1,500	5,340
ACE Ltd.	31,000	1,842,020
Aflac, Inc.	50,600	2,828,034
Alleghany Corp. *	236	70,913
Allied World Assurance Co. Holdings Ltd.	4,900	280,329
American Equity Investment Life Holding Co.	6,400	69,440
American Financial Group, Inc.	10,750	328,735
American International Group, Inc. *	5,596	235,088
American National Insurance Co.	1,300	101,972
American Safety Insurance Holdings Ltd. *	3,000	55,710
AmTrust Financial Services, Inc.	7,500	112,275
Aon Corp.	31,496	1,251,966
Arch Capital Group Ltd. *	6,900	596,091
Argo Group International Holdings Ltd.	4,556	158,048
Arthur J. Gallagher & Co.	6,800	191,488
Aspen Insurance Holdings Ltd.	7,000	198,590
Assurant, Inc.	11,500	454,710
Assured Guaranty Ltd.	12,000	228,600
Axis Capital Holdings Ltd.	15,200	516,952
Baldwin & Lyons, Inc., Class B	750	18,750
Berkshire Hathaway, Inc., Class B *	214,774	17,087,419
Brown & Brown, Inc.	14,000	312,060
Cincinnati Financial Corp.	16,450	484,288
Citizens, Inc. *	5,000	34,600
CNA Financial Corp. *	23,900	662,508
CNA Surety Corp. *	4,700	90,475
CNO Financial Group, Inc. *	16,000	87,040
Crawford & Co., Class B *	1,600	4,096
Delphi Financial Group, Inc., Class A	6,772	183,318
Eastern Insurance Holdings, Inc.	2,500	27,825
EMC Insurance Group, Inc.	1,200	25,368
Employers Holdings, Inc.	4,200	67,998
Endurance Specialty Holdings Ltd.	5,000	207,000
Erie Indemnity Co., Class A	5,500	314,490
Everest Re Group Ltd.	5,900	497,252
FBL Financial Group, Inc., Class A	5,090	133,154
Fidelity National Financial, Inc., Class A	24,827	332,434
First American Financial Corp.	7,800	109,512
Flagstone Reinsurance Holdings S.A.	7,500	81,750
FPIC Insurance Group, Inc. *	600	21,252
Genworth Financial, Inc., Class A *	44,500	504,630
Greenlight Capital Re Ltd., Class A *	3,000	85,680
Hanover Insurance Group, Inc.	4,900	221,725
Harleysville Group, Inc.	1,800	61,794
HCC Insurance Holdings, Inc.	10,950	289,956
Hilltop Holdings, Inc. *	3,726	37,223
Horace Mann Educators Corp.	4,300	80,367
Independence Holding Co.	2,700	22,842
Infinity Property & Casualty Corp.	2,500	129,375
Lincoln National Corp.	31,926	781,548
Loews Corp.	39,645	1,565,185
Markel Corp. *	1,100	368,522
Marsh & McLennan Cos., Inc.	56,500	1,411,370
MBIA, Inc. *	25,250	283,053
Mercury General Corp.	5,400	229,392
MetLife, Inc.	72,000	2,903,760
Montpelier Re Holdings Ltd.	8,100	148,392
National Financial Partners Corp. *	2,500	34,500
National Western Life Insurance Co., Class A	300	48,003
NYMAGIC, Inc.	2,100	53,907
Old Republic International Corp.	20,822	274,850
OneBeacon Insurance Group Ltd., Class A	8,200	115,456
PartnerRe Ltd.	6,900	547,308
Platinum Underwriters Holdings Ltd.	4,500	193,725
Presidential Life Corp.	1,000	9,570
Principal Financial Group, Inc.	28,400	762,256
ProAssurance Corp. *	1,670	96,008
Protective Life Corp.	8,500	203,745
Prudential Financial, Inc.	50,000	2,629,000
Reinsurance Group of America, Inc.	7,100	355,497
RenaissanceRe Holdings Ltd.	5,800	349,508
RLI Corp.	2,800	160,776
Safety Insurance Group, Inc.	1,000	46,460
Selective Insurance Group, Inc.	5,400	91,368
StanCorp Financial Group, Inc.	5,000	214,500
State Auto Financial Corp.	3,800	59,508
Stewart Information Services Corp.	1,400	15,148
The Allstate Corp.	58,874	1,795,068
The Chubb Corp.	37,094	2,152,194
The Hartford Financial Services Group, Inc.	39,400	944,812
The Navigators Group, Inc. *	1,500	68,955
The Phoenix Cos., Inc. *	9,500	19,950
The Progressive Corp.	85,200	1,802,832
The Travelers Cos., Inc.	52,050	2,873,160
Torchmark Corp.	10,600	607,168
Tower Group, Inc.	4,000	97,120
Transatlantic Holdings, Inc.	6,437	338,586
United Fire & Casualty Co.	5,000	100,150
Unitrin, Inc.	5,600	136,080
Unum Group	36,914	827,612
Validus Holdings Ltd.	11,363	322,255
W. R. Berkley Corp.	22,950	631,584
Wesco Financial Corp.	200	72,680

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
White Mountains Insurance Group Ltd.	200	63,840
XL Group plc	30,200	638,730

		59,187,573

Materials 4.1%
A. Schulman, Inc.	2,300	49,910
A.M. Castle & Co. *	4,000	61,600
AEP Industries, Inc. *	1,900	46,303
Air Products & Chemicals, Inc.	22,700	1,928,819
Airgas, Inc.	7,500	531,975
AK Steel Holding Corp.	11,527	145,125
Albemarle Corp.	11,000	551,430
Alcoa, Inc.	110,164	1,446,453
Allegheny Technologies, Inc.	10,700	563,783
AMCOL International Corp.	3,000	83,220
AptarGroup, Inc.	6,900	309,672
Arch Chemicals, Inc.	2,700	95,877
Ashland, Inc.	14,523	749,822
Balchem Corp.	3,000	91,680
Ball Corp.	10,700	688,652
Bemis Co., Inc.	10,900	346,184
Brush Engineered Materials, Inc. *	4,000	132,600
Buckeye Technologies, Inc.	7,700	138,985
Cabot Corp.	13,200	449,064
Calgon Carbon Corp. *	7,000	105,070
Carpenter Technology Corp.	5,000	178,300
Celanese Corp., Series A	18,500	659,525
Century Aluminum Co. *	7,100	95,992
CF Industries Holdings, Inc.	8,400	1,029,252
Chase Corp.	200	3,172
Clearwater Paper Corp. *	786	63,470
Cliffs Natural Resources, Inc.	13,300	867,160
Commercial Metals Co.	12,000	166,560
Compass Minerals International, Inc.	5,000	394,350
Crown Holdings, Inc. *	16,900	544,011
Cytec Industries, Inc.	6,600	326,832
Deltic Timber Corp.	700	32,676
Domtar Corp.	3,250	257,920
E.I. du Pont de Nemours & Co.	98,695	4,666,300
Eagle Materials, Inc.	4,143	97,195
Eastman Chemical Co.	8,100	636,417
Ecolab, Inc.	24,000	1,183,680
Ferro Corp. *	8,200	112,504
FMC Corp.	9,200	672,520
Freeport-McMoRan Copper & Gold, Inc.	51,622	4,887,571
Greif, Inc., Class A	7,400	434,676
H.B. Fuller Co.	6,500	134,160
Hawkins, Inc. (d)	1,900	68,210
Headwaters, Inc. *	7,500	25,500
Hecla Mining Co. *	28,500	196,365
Horsehead Holding Corp. *	4,000	43,720
Huntsman Corp.	21,500	297,775
Innophos Holdings, Inc.	6,500	238,680
International Flavors & Fragrances, Inc.	7,400	371,184
International Paper Co.	45,304	1,145,285
Intrepid Potash, Inc. *	6,500	223,145
Koppers Holdings, Inc.	2,500	69,700
Kronos Worldwide, Inc. (d)*	6,060	245,127
Landec Corp. *	6,500	40,885
Louisiana-Pacific Corp. *	13,800	106,812
Martin Marietta Materials, Inc. (d)	4,200	338,016
MeadWestvaco Corp.	19,974	513,931
Minerals Technologies, Inc.	3,100	181,877
Mod-Pac Corp. *	500	2,485
Monsanto Co.	60,290	3,582,432
Myers Industries, Inc.	8,080	71,346
Nalco Holding Co.	13,600	383,248
Neenah Paper, Inc.	1,231	18,896
NewMarket Corp.	2,000	237,040
Newmont Mining Corp.	51,251	3,119,648
NL Industries, Inc.	7,800	89,622
Nucor Corp.	27,000	1,031,940
Olin Corp.	7,320	146,327
OM Group, Inc. *	2,400	79,848
Omnova Solutions, Inc. *	3,400	27,132
Owens-Illinois, Inc. *	17,700	496,131
P.H. Glatfelter Co.	4,000	49,760
Packaging Corp. of America	11,000	268,730
Pactiv Corp. *	14,400	477,792
Penford Corp. *	5,200	30,888
PolyOne Corp. *	15,200	196,384
PPG Industries, Inc.	17,400	1,334,580
Praxair, Inc.	33,700	3,078,158
Reliance Steel & Aluminum Co.	8,500	355,725
Rock-Tenn Co., Class A	4,500	255,825
Rockwood Holdings, Inc. *	5,900	200,128
Royal Gold, Inc.	5,200	257,452
RPM International, Inc.	15,600	323,076
RTI International Metals, Inc. *	4,500	139,950
Schnitzer Steel Industries, Inc., Class A	1,650	85,288
Schweitzer-Mauduit International, Inc.	3,300	211,794
Sealed Air Corp.	16,500	381,975
Sensient Technologies Corp.	4,800	155,088
Sigma-Aldrich Corp.	12,600	799,092
Silgan Holdings, Inc.	11,600	391,500
Sonoco Products Co.	10,500	351,750
Southern Copper Corp.	23,400	1,001,520
Spartech Corp. *	8,200	69,372
Steel Dynamics, Inc.	23,500	341,220
Stepan Co.	1,200	80,928
Stillwater Mining Co. *	11,233	199,947
Temple-Inland, Inc.	11,800	244,496
Texas Industries, Inc.	4,000	136,680
The Dow Chemical Co.	127,266	3,923,611
The Lubrizol Corp.	7,400	758,426
The Mosaic Co.	16,500	1,207,140
The Scotts Miracle-Gro Co., Class A	5,600	299,040
The Sherwin-Williams Co.	13,000	948,610
The Valspar Corp.	10,400	333,840
Titanium Metals Corp. *	16,307	320,596
United States Steel Corp.	14,900	637,571
Valhi, Inc.	9,600	193,728
Vulcan Materials Co.	7,592	277,184
Walter Energy, Inc.	4,900	431,004
Wausau Paper Corp. *	8,700	73,428
Westlake Chemical Corp.	5,100	162,996

40 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Worthington Industries, Inc.	7,200	110,880
Zep, Inc.	6,600	119,724

		60,569,650

Media 3.1%
AH Belo Corp., Class A *	1,880	13,668
Alloy, Inc. *	3,500	34,125
Arbitron, Inc.	2,120	53,678
Ascent Media Corp., Class A *	1,116	30,400
Belo Corp., Class A *	9,400	54,426
Cablevision Systems Corp., Class A	21,100	564,214
Carmike Cinemas, Inc. *	2,500	20,025
CBS Corp., Class B - Non Voting Shares	72,006	1,219,062
CKX, Inc. *	7,300	29,784
Clear Channel Outdoor Holdings, Inc., Class A *	28,700	340,956
Comcast Corp., Class A	227,004	4,671,742
Comcast Corp., Special Class A	64,200	1,240,986
Crown Media Holdings, Inc., Class A (d)*	6,000	17,520
Cumulus Media Inc., Class A *	4,351	13,314
DIRECTV, Class A *	105,626	4,590,506
Discovery Communications, Inc., Class A *	36,561	1,630,986
DISH Network Corp., Class A	25,700	510,402
DreamWorks Animation SKG, Inc., Class A *	8,200	289,460
Entercom Communications Corp., Class A *	3,000	25,050
Gannett Co., Inc.	19,500	231,075
Harte-Hanks, Inc.	8,100	97,848
John Wiley & Sons, Inc., Class A	6,300	271,908
Journal Communications, Inc., Class A *	7,500	34,575
Lamar Advertising Co., Class A *	9,200	312,708
Liberty Global, Inc., Series A (d)*	37,575	1,419,959
Liberty Media Corp - Capital, Series A *	11,161	642,204
Liberty Media-Starz, Series A *	4,464	292,481
Live Nation Entertainment, Inc. *	15,457	146,687
Madison Square Garden, Inc., Class A *	5,275	109,667
Martha Stewart Living Omnimedia, Inc., Class A *	3,900	17,004
Media General, Inc., Class A *	2,000	11,020
Mediacom Communications Corp., Class A *	7,600	52,440
Meredith Corp.	3,800	129,010
Morningstar, Inc. *	3,200	156,224
News Corp., Class A	253,950	3,672,117
Omnicom Group, Inc.	33,600	1,477,056
Playboy Enterprises, Inc., Class B *	4,500	21,825
Regal Entertainment Group, Class A	12,100	163,350
Salem Communications Corp., Class A *	900	2,889
Scholastic Corp.	2,200	64,790
Scripps Networks Interactive, Class A	12,000	610,680
Sinclair Broadcast Group, Inc., Class A *	7,300	58,327
Sirius XM Radio, Inc. *	200,000	299,000
The E.W. Scripps Co., Class A *	4,000	34,960
The Interpublic Group of Cos., Inc. *	53,337	552,038
The McGraw-Hill Cos., Inc.	34,600	1,302,690
The New York Times Co., Class A *	13,200	101,244
The Walt Disney Co.	197,893	7,145,916
The Washington Post Co., Class B (d)	600	241,290
Time Warner Cable, Inc.	42,711	2,471,686
Time Warner, Inc.	127,350	4,140,148
Valassis Communications, Inc. *	3,700	122,100
Value Line, Inc.	300	5,139
Viacom Inc., Class B	56,606	2,184,426
Virgin Media, Inc.	31,000	788,330
Warner Music Group Corp. *	11,700	60,840
World Wrestling Entertainment, Inc., Class A	4,900	67,816

		44,863,771

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
Abbott Laboratories	166,905	8,565,565
Accelrys, Inc. *	10,764	78,039
Acorda Therapeutics, Inc. *	5,000	135,200
Acura Pharmaceuticals, Inc. (d)*	4,500	11,790
Adolor Corp. *	8,700	10,788
Affymax, Inc. *	2,900	14,703
Affymetrix, Inc. *	8,900	39,872
Albany Molecular Research, Inc. *	5,600	35,840
Alexion Pharmaceuticals, Inc. *	9,200	628,360
Alkermes, Inc. *	8,500	98,345
Allergan, Inc.	34,968	2,532,033
Allos Therapeutics, Inc. *	6,000	23,880
Alnylam Pharmaceuticals, Inc. *	7,400	97,236
AMAG Pharmaceuticals, Inc. *	3,000	47,730
Amgen, Inc. *	109,268	6,249,037
Amicus Therapeutics, Inc. *	500	2,065
Amylin Pharmaceuticals, Inc. *	15,400	200,662
Arena Pharmaceuticals, Inc. *	6,300	10,395
ArQule, Inc. *	8,800	48,576
Auxilium Pharmaceuticals, Inc. *	5,000	123,750
Bio-Rad Laboratories, Inc., Class A *	3,000	271,860
BioCryst Pharmaceuticals, Inc. (d)*	4,900	24,304
Biogen Idec, Inc. *	31,125	1,951,849
BioMarin Pharmaceuticals, Inc. *	10,300	269,448
Bristol-Myers Squibb Co.	209,450	5,634,205
Bruker Corp. *	14,600	218,854
Caliper Life Sciences, Inc. *	7,700	34,650
Cambrex Corp. *	16,400	74,292
Caraco Pharmaceutical Laboratories Ltd. *	5,000	25,800
Celera Corp. *	9,600	54,720
Celgene Corp. *	51,445	3,193,191
Cell Therapeutics, Inc. *	62,000	23,312
Cephalon, Inc. *	9,000	597,960
Cepheid, Inc. *	5,000	105,200

See financial notes 41

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Charles River Laboratories International, Inc. *	6,416	210,252
Clinical Data, Inc. *	3,175	60,293
Covance, Inc. *	5,800	272,542
Cubist Pharmaceuticals, Inc. *	8,900	207,192
Cypress Bioscience, Inc. *	7,500	29,925
Dendreon Corp. *	14,900	543,850
Dionex Corp. *	5,200	463,996
Durect Corp. *	8,000	21,360
Dyax Corp. *	7,000	16,870
Eli Lilly & Co.	106,400	3,745,280
Emergent Biosolutions, Inc. *	4,000	72,280
Endo Pharmaceuticals Holdings, Inc. *	10,500	385,770
Enzo Biochem, Inc. *	9,281	40,001
Enzon Pharmaceuticals, Inc. *	8,900	100,125
eResearch Technology, Inc. *	9,125	69,532
Exelixis, Inc. *	11,300	50,398
Forest Laboratories, Inc. *	31,300	1,034,465
Furiex Pharmaceuticals, Inc. *	1,000	11,510
Genomic Health, Inc. *	5,000	70,800
Genzyme Corp. *	28,132	2,029,161
Geron Corp. (d)*	11,500	64,170
Gilead Sciences, Inc. *	99,640	3,952,719
GTX, Inc. (d)*	3,000	8,400
Halozyme Therapeutics, Inc. *	9,000	65,970
Harvard Bioscience, Inc. *	6,500	25,610
Human Genome Sciences, Inc. *	20,100	540,288
Illumina, Inc. *	12,200	662,582
ImmunoGen, Inc. *	1,500	12,330
Impax Laboratories, Inc. *	8,500	160,140
Incyte Corp. *	12,100	201,586
Inspire Pharmaceuticals, Inc. *	7,800	54,600
InterMune, Inc. *	4,600	60,444
Isis Pharmaceuticals, Inc. *	10,300	94,142
Johnson & Johnson	306,670	19,525,679
Kendle International, Inc. *	2,700	24,597
King Pharmaceuticals, Inc. *	25,616	362,210
Lexicon Pharmaceuticals, Inc. *	6,900	12,213
Life Technologies Corp. *	20,862	1,046,855
Ligand Pharmaceuticals, Inc., Class B *	2,689	4,356
Luminex Corp. *	7,800	140,478
MannKind Corp. (d)*	7,000	44,660
MAP Pharmaceuticals, Inc. *	4,000	60,920
Martek Biosciences Corp. *	3,000	65,850
Matrixx Initiatives, Inc. *	2,700	14,472
Maxygen, Inc. *	10,000	64,100
Medicis Pharmaceutical Corp., Class A	5,900	175,525
Medivation, Inc. *	5,000	57,750
Merck & Co., Inc.	340,970	12,370,392
Mettler-Toledo International, Inc. *	3,200	417,792
Momenta Pharmaceuticals, Inc. (d)*	4,000	66,840
Mylan, Inc. *	35,000	711,200
Myrexis, Inc. *	7,200	26,424
Myriad Genetics, Inc. *	14,800	294,964
Nabi Biopharmaceuticals *	6,300	30,933
Nektar Therapeutics *	8,400	122,388
Neurocrine Biosciences, Inc. *	6,900	56,166
NPS Pharmacuticals, Inc. *	4,500	28,035
Onyx Pharmaceuticals, Inc. *	7,500	201,225
Pain Therapeutics, Inc. *	7,400	56,832
Par Pharmaceutical Cos., Inc. *	8,900	289,339
PAREXEL International Corp. *	7,800	167,700
PDL BioPharma, Inc.	9,500	49,685
PerkinElmer, Inc.	11,477	269,136
Perrigo Co.	10,300	678,564
Pfizer, Inc.	883,801	15,378,137
Pharmaceutical Product Development, Inc.	12,000	309,720
Pharmasset, Inc. *	3,000	112,500
POZEN, Inc. *	4,800	31,920
Regeneron Pharmaceuticals, Inc. *	9,200	239,936
Salix Pharmaceuticals Ltd. *	7,000	264,810
Sangamo BioSciences, Inc. *	4,700	17,484
Savient Pharmaceuticals, Inc. *	6,800	84,388
Seattle Genetics, Inc. *	8,500	139,315
Sucampo Pharmaceuticals, Inc., Class A *	6,500	21,970
SuperGen, Inc. *	5,900	16,402
Synta Pharmaceuticals Corp. *	8,500	31,450
Talecris Biotherapeutics Holdings Corp. *	7,000	171,640
Techne Corp.	3,800	231,496
The Medicines Co. *	8,300	105,991
Theravance, Inc. *	5,700	116,166
Thermo Fisher Scientific, Inc. *	43,602	2,242,015
United Therapeutics Corp. *	6,000	360,000
Vertex Pharmaceuticals, Inc. *	18,644	714,625
Vical, Inc. *	6,600	14,256
ViroPharma, Inc. *	13,000	212,680
VIVUS, Inc. (d)*	8,500	65,790
Waters Corp. *	10,700	793,191
Watson Pharmaceuticals, Inc. *	10,732	500,648
XenoPort, Inc. *	2,500	19,375
Zalicus, Inc. *	10,500	13,650

		106,418,929

Real Estate 2.7%
Acadia Realty Trust	3,000	57,240
Alexander’s, Inc.	700	263,088
Alexandria Real Estate Equities, Inc.	5,500	404,140
AMB Property Corp.	18,700	527,153
American Campus Communities, Inc.	7,500	237,225
American Capital Agency Corp.	6,200	178,064
American Realty Investors, Inc. (d)*	1,537	11,912
Annaly Capital Management, Inc.	61,600	1,090,936
Anworth Mortgage Asset Corp.	24,200	169,642
Apartment Investment & Management Co., Class A	13,711	319,603
Ashford Hospitality Trust *	3,000	30,450
AvalonBay Communities, Inc.	8,892	945,309
Avatar Holdings, Inc. *	4,500	82,080
BioMed Realty Trust, Inc.	14,000	256,900
Boston Properties, Inc.	16,900	1,456,611
Brandywine Realty Trust	14,863	177,910
BRE Properties, Inc.	8,000	343,440
Brookfield Properties Corp.	35,200	612,128
Camden Property Trust	7,800	386,802

42 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Capstead Mortgage Corp.	6,240	71,136
CB Richard Ellis Group, Inc., Class A *	32,500	596,375
CBL & Associates Properties, Inc.	16,485	258,485
Chimera Investment Corp.	90,900	372,690
Colonial Properties Trust	7,067	126,711
CommonWealth REIT	6,850	174,333
Consolidated-Tomoka Land Co.	1,100	28,897
Corporate Office Properties Trust	6,500	230,685
Cousins Properties, Inc.	9,089	67,350
DCT Industrial Trust, Inc.	20,300	101,703
Developers Diversified Realty Corp.	20,284	261,664
DiamondRock Hospitality Co. *	16,786	177,596
Digital Realty Trust, Inc.	10,000	597,300
Douglas Emmett, Inc.	12,000	215,280
Duke Realty Corp.	27,290	340,306
DuPont Fabros Technology, Inc.	7,500	188,250
EastGroup Properties, Inc.	3,900	157,872
Entertainment Properties Trust	5,200	240,396
Equity Lifestyle Properties, Inc.	3,000	170,760
Equity One, Inc.	12,100	226,270
Equity Residential	30,500	1,483,215
Essex Property Trust, Inc.	3,600	406,656
Extra Space Storage, Inc.	11,000	178,200
Federal Realty Investment Trust	8,200	672,236
FelCor Lodging Trust, Inc. *	12,200	75,030
First Industrial Realty Trust, Inc. (d)*	31,900	233,827
Forest City Enterprises, Inc., Class A *	15,400	224,686
Forestar Group, Inc. *	2,933	50,154
Franklin Street Properties Corp.	14,000	186,900
Getty Realty Corp.	2,000	57,020
Glimcher Realty Trust	7,300	54,823
Gramercy Capital Corp. *	1,028	2,303
Hatteras Financial Corp.	4,000	117,120
HCP, Inc.	28,348	1,020,811
Health Care REIT, Inc.	12,700	648,970
Healthcare Realty Trust, Inc.	7,900	190,706
Hersha Hospitality Trust	13,500	82,350
Highwoods Properties, Inc.	8,600	284,918
Home Properties, Inc.	5,500	299,475
Hospitality Properties Trust	14,600	333,026
Host Hotels & Resorts, Inc.	63,263	1,005,249
Inland Real Estate Corp.	5,500	47,795
Investors Real Estate Trust	8,000	70,400
iStar Financial, Inc. *	9,390	42,912
Jones Lang LaSalle, Inc.	5,300	413,718
Kilroy Realty Corp.	4,800	164,016
Kimco Realty Corp.	39,095	673,607
LaSalle Hotel Properties	6,600	156,354
Lexington Realty Trust	10,867	84,545
Liberty Property Trust	11,300	378,098
LTC Properties, Inc.	2,800	77,980
Mack-Cali Realty Corp.	8,900	298,862
Maui Land & Pineapple Co., Inc. *	800	3,520
Medical Properties Trust, Inc.	12,300	137,637
MFA Financial, Inc.	29,000	229,390
Mid-America Apartment Communities, Inc.	2,500	152,575
Mission West Properties, Inc.	1,000	6,700
MPG Office Trust, Inc. *	7,500	20,325
National Health Investors, Inc.	6,100	282,430
National Retail Properties, Inc.	9,320	252,572
Nationwide Health Properties, Inc.	14,100	575,703
New Century Financial Corp. (a),(c)*	3,600	—
OMEGA Healthcare Investors, Inc.	9,784	225,032
Parkway Properties, Inc.	3,500	54,460
Pennsylvania Real Estate Investment Trust	5,500	78,485
Piedmont Office Realty Trust, Inc., Class A	6,000	113,220
Plum Creek Timber Co., Inc.	18,047	664,851
PMC Commercial Trust	2,500	20,425
Post Properties, Inc.	5,200	158,288
Potlatch Corp.	5,753	195,890
ProLogis	51,954	709,172
PS Business Parks, Inc.	3,000	177,780
Public Storage	14,590	1,447,620
RAIT Financial Trust *	10,300	17,304
Ramco-Gershenson Properties Trust	4,900	56,742
Rayonier, Inc.	7,388	385,654
Realty Income Corp. (d)	11,600	397,648
Redwood Trust, Inc.	8,500	120,530
Regency Centers Corp.	8,700	366,966
Saul Centers, Inc.	5,100	217,668
Senior Housing Properties Trust	14,450	345,211
Simon Property Group, Inc.	31,283	3,003,794
SL Green Realty Corp.	7,750	509,330
Sovran Self Storage, Inc.	3,800	148,466
Starwood Property Trust, Inc.	7,500	151,575
Strategic Hotel & Resorts, Inc. *	15,000	68,250
Sun Communities, Inc.	3,000	97,830
Sunstone Hotel Investors, Inc. *	10,000	108,500
Tanger Factory Outlet Centers, Inc.	4,600	220,432
Taubman Centers, Inc.	7,100	329,582
Tejon Ranch Co. *	3,674	81,783
The Macerich Co.	14,805	660,451
The St. Joe Co. *	12,900	260,451
U-Store-It Trust	8,000	68,880
UDR, Inc.	18,861	423,995
UMH Properties, Inc.	4,100	43,419
Universal Health Realty Income Trust	3,900	144,885
Urstadt Biddle Properties	500	8,245
Urstadt Biddle Properties, Class A	4,500	86,445
Ventas, Inc.	16,300	873,028
Vornado Realty Trust	21,641	1,891,207
Walter Investment Management Corp.	5,289	96,894
Washington Real Estate Investment Trust	6,100	195,383
Weingarten Realty Investors	14,475	349,282
Weyerhaeuser Co.	44,592	723,282
Winthrop Realty Trust	10,000	136,000

		40,265,841

Retailing 3.7%
99 Cents Only Stores *	6,066	93,538
Aaron’s, Inc.	9,375	176,812

See financial notes 43

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Abercrombie & Fitch Co., Class A	8,800	377,168
Advance Auto Parts, Inc.	9,540	619,909
Aeropostale, Inc. *	9,900	241,362
Amazon.com, Inc. *	38,200	6,308,348
America’s Car-Mart, Inc. *	3,750	100,013
American Eagle Outfitters, Inc.	21,150	338,611
AnnTaylor Stores Corp. *	9,825	228,922
Asbury Automotive Group, Inc. *	4,100	59,122
Audiovox Corp., Class A *	1,600	10,368
AutoNation, Inc. (d)*	21,600	501,552
AutoZone, Inc. *	6,100	1,449,543
Barnes & Noble, Inc. (d)	7,400	110,852
Bed Bath & Beyond, Inc. *	28,700	1,259,930
Best Buy Co., Inc.	39,225	1,685,890
Big Lots, Inc. *	11,100	348,207
Brown Shoe Co., Inc.	6,675	78,431
Cabela’s, Inc. *	3,500	64,890
CarMax, Inc. *	21,546	667,711
Charming Shoppes, Inc. *	10,200	35,598
Chico’s FAS, Inc.	19,800	192,456
Christopher & Banks Corp.	2,900	17,284
Coldwater Creek, Inc. *	8,502	28,652
Collective Brands, Inc. *	5,906	90,539
Destination Maternity Corp. *	2,500	91,325
Dick’s Sporting Goods, Inc. *	11,000	317,020
Dillard’s, Inc., Class A	8,500	216,835
Dollar Tree, Inc. *	12,975	665,747
DSW, Inc., Class A *	6,500	216,255
Duckwall-ALCO Stores, Inc. *	1,800	23,166
Expedia, Inc.	31,345	907,438
Family Dollar Stores, Inc.	12,700	586,359
Foot Locker, Inc.	17,100	272,403
GameStop Corp., Class A *	17,548	344,994
Geeknet, Inc. *	4,527	9,416
Genesco, Inc. *	4,300	140,868
Genuine Parts Co.	17,500	837,550
Group 1 Automotive, Inc. *	1,400	49,364
Guess?, Inc.	7,900	307,468
Hibbett Sports, Inc. *	3,543	95,484
HSN, Inc. *	6,269	187,694
J. Crew Group, Inc. *	5,500	175,945
J.C. Penney Co., Inc.	27,400	854,332
Kirkland’s, Inc. *	6,000	80,700
Kohl’s Corp. *	33,300	1,704,960
Liberty Media Corp. - Interactive, Class A *	55,809	823,741
Limited Brands, Inc.	31,520	926,373
Lithia Motors, Inc., Class A	700	7,630
LKQ Corp. *	15,000	326,100
Lowe’s Cos., Inc.	157,500	3,359,475
Macy’s, Inc.	42,952	1,015,385
MarineMax, Inc. *	800	5,984
Midas, Inc. *	6,800	50,048
Monro Muffler Brake, Inc.	1,575	75,191
Netflix, Inc. *	6,000	1,041,000
Nordstrom, Inc.	20,600	793,306
O’Reilly Automotive, Inc. *	11,899	696,091
Office Depot, Inc. *	26,000	116,740
OfficeMax, Inc. *	9,400	166,380
Pacific Sunwear of California, Inc. *	7,475	44,551
Penske Automotive Group, Inc. *	5,000	67,250
PetSmart, Inc.	14,100	527,763
Priceline.com, Inc. *	3,983	1,500,834
RadioShack Corp.	13,700	275,781
Rent-A-Center, Inc.	7,750	194,835
Retail Ventures, Inc. *	8,000	108,720
Ross Stores, Inc.	13,400	790,466
Saks, Inc. *	10,800	120,312
Sally Beauty Holdings, Inc. *	9,950	121,092
Sears Holdings Corp. (d)*	6,385	459,592
Shoe Carnival, Inc. *	4,200	96,180
Signet Jewelers Ltd. *	5,000	175,900
Sonic Automotive, Inc., Class A *	4,400	48,048
Stage Stores, Inc.	5,700	75,981
Staples, Inc.	76,800	1,572,096
Stein Mart, Inc. *	3,800	35,682
Systemax, Inc.	2,500	32,375
Target Corp.	73,800	3,833,172
The Buckle, Inc. (d)	5,875	170,904
The Cato Corp., Class A	7,300	193,085
The Children’s Place Retail Stores, Inc. *	1,800	79,308
The Dress Barn, Inc. *	6,818	156,405
The Finish Line, Inc., Class A	5,061	77,433
The Gap, Inc.	57,900	1,100,679
The Gymboree Corp. *	2,500	162,650
The Home Depot, Inc.	182,070	5,622,322
The Men’s Wearhouse, Inc.	6,600	161,304
The Pep Boys - Manny, Moe & Jack	5,000	58,450
The Talbots, Inc. *	5,700	55,746
The TJX Cos., Inc.	45,400	2,083,406
Tiffany & Co.	11,500	609,500
Tractor Supply Co.	8,000	316,800
Trans World Entertainment Corp. *	1,500	2,730
Tuesday Morning Corp. *	2,500	11,975
Ulta Salon, Cosmetics & Fragrance, Inc. *	4,000	122,760
Urban Outfitters, Inc. *	15,800	486,166
West Marine, Inc. *	5,500	53,955
Wet Seal, Inc., Class A *	6,000	21,000
Williams-Sonoma, Inc.	9,200	297,804
Winmark Corp.	1,200	39,504
Zale Corp. *	5,020	12,851

		54,551,842

Semiconductors & Semiconductor Equipment 2.8%
Actel Corp. *	4,600	95,956
Advanced Energy Industries, Inc. *	3,900	56,004
Advanced Micro Devices, Inc. *	61,200	448,596
Altera Corp.	34,900	1,089,229
Amkor Technology, Inc. *	14,400	103,824
Amtech Systems, Inc. *	500	8,370
ANADIGICS, Inc. *	4,650	31,480
Analog Devices, Inc.	32,200	1,084,174
Applied Materials, Inc.	146,098	1,805,771
Applied Micro Circuits Corp. *	7,000	70,490
Atheros Communications *	6,500	201,760
Atmel Corp. *	50,900	450,974
ATMI, Inc. *	1,400	24,738
AXT, Inc. *	3,500	28,875
Broadcom Corp., Class A	56,700	2,309,958

44 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Brooks Automation, Inc. *	5,585	37,922
Cabot Microelectronics Corp. *	2,160	83,441
Cavium Networks, Inc. *	4,000	127,480
CEVA, Inc. *	433	8,015
Cirrus Logic, Inc. (d)*	6,800	87,380
Cohu, Inc.	4,600	66,010
Conexant Systems, Inc. *	6,500	9,815
Cree, Inc. *	9,000	461,610
Cymer, Inc. *	4,200	155,190
Cypress Semiconductor Corp. *	16,500	232,650
Diodes, Inc. *	6,412	140,936
DSP Group, Inc. *	6,300	45,108
Energy Conversion Devices, Inc. (d)*	600	2,706
Entegris, Inc. *	14,299	85,508
Evergreen Solar, Inc. (d)*	1,000	930
Exar Corp. *	9,834	65,396
Fairchild Semiconductor International, Inc. *	11,600	130,732
FEI Co. *	4,500	97,920
First Solar, Inc. *	6,200	853,616
FormFactor, Inc. *	5,500	53,515
GSI Technology, Inc. *	3,000	20,850
Hittite Microwave Corp. *	1,500	77,505
Integrated Device Technology, Inc. *	16,120	94,947
Integrated Silicon Solutions, Inc. *	3,038	22,815
Intel Corp.	614,332	12,329,643
International Rectifier Corp. *	6,600	153,318
Intersil Corp., Class A	12,364	161,845
IXYS Corp. *	6,900	70,656
KLA-Tencor Corp.	17,500	625,100
Kopin Corp. *	2,500	9,525
Kulicke & Soffa Industries, Inc. *	10,400	64,688
Lam Research Corp. *	13,600	622,744
Lattice Semiconductor Corp. *	8,600	41,796
Linear Technology Corp.	25,000	805,750
LSI Corp. *	67,887	355,728
Marvell Technology Group Ltd. *	62,400	1,204,944
Maxim Integrated Products, Inc.	33,000	714,780
MEMC Electronic Materials, Inc. *	24,300	311,526
Micrel, Inc.	6,800	80,988
Microchip Technology, Inc.	18,975	610,615
Micron Technology, Inc. *	110,199	911,346
Microsemi Corp. *	10,652	213,040
MIPS Technologies, Inc. *	1,100	16,170
MKS Instruments, Inc. *	4,300	88,795
Monolithic Power Systems *	3,500	56,245
MoSys, Inc. *	1,200	5,676
Nanometrics, Inc. *	300	4,041
National Semiconductor Corp.	29,200	400,040
Netlogic Microsystems, Inc. *	6,000	180,360
Novellus Systems, Inc. *	11,171	326,305
NVIDIA Corp. *	59,500	715,785
OmniVision Technologies, Inc. *	4,800	130,224
ON Semiconductor Corp. *	43,665	334,911
Pericom Semiconductor Corp. *	3,600	33,912
Photronics, Inc. *	12,900	81,012
PLX Technology, Inc. *	1,300	4,628
PMC-Sierra, Inc. *	22,800	175,332
Power Integrations, Inc.	3,000	102,480
Rambus, Inc. *	13,700	270,849
RF Micro Devices, Inc. *	30,020	218,846
Rudolph Technologies, Inc. *	1,318	9,780
Semtech Corp. *	6,000	128,460
Silicon Image, Inc. *	6,500	39,975
Silicon Laboratories, Inc. *	5,000	199,500
Skyworks Solutions, Inc. *	20,189	462,530
Standard Microsystems Corp. *	3,600	86,904
SunPower Corp., Class A (d)*	10,300	140,492
Supertex, Inc. *	4,900	115,101
Teradyne, Inc. *	18,559	208,603
Tessera Technologies, Inc. *	6,000	118,380
Texas Instruments, Inc.	143,397	4,240,249
Trident Microsystems, Inc. *	5,000	9,300
TriQuint Semiconductor, Inc. *	16,310	167,993
Ultratech, Inc. *	4,800	87,888
Varian Semiconductor Equipment Associates, Inc. *	7,875	257,276
Veeco Instruments, Inc. (d)*	3,500	146,475
Volterra Semiconductor Corp. *	3,000	61,290
Xilinx, Inc.	27,600	739,956
Zoran Corp. *	4,261	30,168

		40,456,159

Software & Services 9.0%
Accenture plc, Class A	70,000	3,129,700
ACI Worldwide, Inc. *	5,200	126,724
Activision Blizzard, Inc.	99,732	1,143,926
Actuate Corp. *	5,862	28,372
Acxiom Corp. *	13,300	233,415
Adobe Systems, Inc. *	52,210	1,469,711
Advent Software, Inc. *	4,100	220,252
Akamai Technologies, Inc. *	12,138	627,170
Alliance Data Systems Corp. *	6,600	400,752
Ancestry.com, Inc. *	3,000	80,010
ANSYS, Inc. *	10,786	488,066
AOL, Inc. *	11,122	296,735
Ariba, Inc. *	11,570	217,285
Autodesk, Inc. *	24,800	897,264
Automatic Data Processing, Inc.	55,100	2,447,542
Blackbaud, Inc.	3,000	76,170
BMC Software, Inc. *	29,000	1,318,340
Bottomline Technologies, Inc. *	5,000	90,100
Broadridge Financial Solutions, Inc.	15,025	330,550
CA, Inc.	47,508	1,102,661
CACI International, Inc., Class A *	4,100	205,492
Cadence Design Systems, Inc. *	30,100	254,947
CIBER, Inc. *	7,300	26,791
Citrix Systems, Inc. *	20,000	1,281,400
Cognizant Technology Solutions Corp., Class A *	33,200	2,164,308
Computer Sciences Corp.	16,238	796,474
Compuware Corp. *	27,900	279,279
Convergys Corp. *	10,500	118,860
CoreLogic, Inc.	10,800	189,756
CSG Systems International, Inc. *	5,400	104,976
DealerTrack Holdings, Inc. *	3,100	59,892
Deltek, Inc. *	3,000	23,580
Diamond Management & Technology Consultants, Inc.	1,000	12,470
Digimarc Corp. *	2,142	58,712

See financial notes 45

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Digital River, Inc. *	2,100	78,246
DST Systems, Inc.	8,100	350,487
Dynamics Research Corp. *	1,200	13,560
EarthLink, Inc.	17,050	153,279
EasyLink Services International Corp., Class A *	5,000	19,000
eBay, Inc. *	123,348	3,677,004
Edgewater Technology, Inc. *	767	2,255
Electronic Arts, Inc. *	35,900	569,015
eLoyalty Corp. *	190	1,328
Epicor Software Corp. *	4,000	37,600
EPIQ Systems, Inc.	825	9,669
Equinix, Inc. *	5,565	468,796
Euronet Worldwide, Inc. *	5,500	99,330
Exlservice Holdings, Inc. *	8,000	152,400
FactSet Research Systems, Inc.	3,750	329,175
Fair Isaac Corp.	7,744	186,166
FalconStor Software, Inc. *	1,200	3,288
Fidelity National Information Services, Inc.	38,506	1,043,513
Fiserv, Inc. *	15,300	834,156
Forrester Research, Inc. *	4,100	135,587
Gartner, Inc. *	10,300	326,407
Genpact Ltd. *	15,000	238,500
Global Cash Access Holdings, Inc. *	15,100	54,964
Global Payments, Inc.	6,240	243,110
Google, Inc., Class A *	26,150	16,029,688
GSE Systems, Inc. *	2,424	8,678
Hackett Group, Inc. *	1,700	6,630
IAC/InterActiveCorp *	15,672	437,249
iGATE Corp.	9,600	196,224
Informatica Corp. *	6,700	272,623
Information Services Group, Inc. *	7,500	13,950
InfoSpace, Inc. *	3,872	32,680
Interactive Intelligence, Inc. *	7,500	185,325
Internap Network Services Corp. *	3,500	17,500
International Business Machines Corp.	142,510	20,464,436
Internet Capital Group, Inc. *	350	4,372
Intuit, Inc. *	33,430	1,604,640
j2 Global Communications, Inc. *	4,000	105,400
Jack Henry & Associates, Inc.	9,300	252,588
JDA Software Group, Inc. *	4,500	113,850
Lawson Software, Inc. *	14,500	129,050
Lender Processing Services, Inc.	8,157	235,248
Lionbridge Technologies, Inc. *	12,400	62,000
LookSmart Ltd. *	480	1,042
Magma Design Automation, Inc. *	7,200	30,888
Manhattan Associates, Inc. *	4,300	132,354
ManTech International Corp., Class A *	5,000	196,050
Mastech Holdings, Inc. *	640	2,355
MasterCard, Inc., Class A	12,000	2,880,720
MAXIMUS, Inc.	4,200	254,646
McAfee, Inc. *	14,445	683,248
Mentor Graphics Corp. *	11,200	120,960
MICROS Systems, Inc. *	22,000	998,580
Microsoft Corp.	865,850	23,066,244
MicroStrategy, Inc., Class A *	856	77,579
ModusLink Global Solutions, Inc. *	3,950	26,188
MoneyGram International, Inc. *	7,500	18,075
Monotype Imaging Holdings, Inc. *	4,500	42,885
Monster Worldwide, Inc. *	14,300	258,258
Move, Inc. *	5,020	11,847
NetScout Systems, Inc. *	7,300	171,331
NeuStar, Inc., Class A *	9,300	240,033
Novell, Inc. *	37,600	222,968
Nuance Communications, Inc. *	25,474	400,197
Openwave Systems, Inc. *	7,771	16,008
OPNET Technologies, Inc.	5,100	100,521
Oracle Corp.	425,449	12,508,201
Parametric Technology Corp. *	8,680	186,360
Paychex, Inc.	32,400	897,480
Phoenix Technologies Ltd. *	4,100	16,892
PRGX Global, Inc. *	2,000	12,000
Progress Software Corp. *	4,200	156,954
Quest Software, Inc. *	7,700	201,509
Radiant Systems, Inc. *	6,800	132,668
RealNetworks, Inc. *	18,900	56,700
Red Hat, Inc. *	20,600	870,556
Reis, Inc. *	1,400	9,660
Renaissance Learning, Inc.	2,100	29,337
Rovi Corp. *	12,812	648,928
S1 Corp. *	12,930	75,253
Saba Software, Inc. *	4,549	27,112
SAIC, Inc. *	41,000	637,140
Salesforce.com, Inc. *	10,500	1,218,735
Sapient Corp.	12,100	159,236
SAVVIS, Inc. *	4,000	95,960
Solera Holdings, Inc.	8,000	384,400
SRA International, Inc., Class A *	5,000	100,050
StarTek, Inc. *	3,900	15,912
Support.com, Inc. *	11,600	65,772
Symantec Corp. *	93,673	1,515,629
Synopsys, Inc. *	16,684	426,777
Syntel, Inc.	2,500	122,150
Take-Two Interactive Software, Inc. *	9,000	95,940
TechTeam Global, Inc. *	2,500	18,275
TeleCommunication Systems, Inc., Class A *	1,300	7,033
TeleTech Holdings, Inc. *	5,000	75,900
Teradata Corp. *	23,800	936,768
The Ultimate Software Group, Inc. *	3,000	124,140
THQ, Inc. *	5,425	21,700
TIBCO Software, Inc. *	19,000	365,180
TiVo, Inc. *	4,500	50,130
Total System Services, Inc.	28,204	440,264
Unisys Corp. *	4,000	92,200
United Online, Inc.	8,650	53,457
ValueClick, Inc. *	8,500	116,960
VeriFone Systems, Inc. *	6,600	223,278
VeriSign, Inc. *	20,875	725,406
Virtusa Corp. *	3,000	42,780
Visa, Inc., Class A	54,900	4,291,533
VMware, Inc., Class A *	15,000	1,146,900
Web.com Group, Inc. *	223	1,383
WebMD Health Corp. *	4,074	212,989
Websense, Inc. *	7,500	150,900
Western Union Co.	65,932	1,160,403
Yahoo!, Inc. *	144,144	2,379,817

		132,758,332

46 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 7.1%
ADTRAN, Inc.	7,000	225,890
Agilent Technologies, Inc. *	39,317	1,368,232
Agilysys, Inc. *	4,860	29,160
Amphenol Corp., Class A	17,600	882,288
Anaren, Inc. *	5,300	88,669
Anixter International, Inc.	3,300	177,177
Apple, Inc. *	102,000	30,688,740
Arris Group, Inc. *	12,775	118,935
Arrow Electronics, Inc. *	12,000	355,320
Aruba Networks, Inc. *	7,000	153,370
Aviat Networks, Inc. *	7,177	32,655
Avid Technology, Inc. *	3,756	47,401
Avnet, Inc. *	15,788	470,167
AVX Corp.	14,000	200,760
Benchmark Electronics, Inc. *	7,830	128,647
Black Box Corp.	1,700	56,440
Blue Coat Systems, Inc. *	4,180	112,735
Brightpoint, Inc. *	7,454	55,830
Brocade Communications Systems, Inc. *	45,035	284,621
Checkpoint Systems, Inc. *	4,600	101,200
Ciena Corp. (d)*	9,970	138,483
Cisco Systems, Inc. *	635,409	14,506,387
Cogent, Inc. *	7,500	78,900
Cognex Corp.	2,900	77,430
Coherent, Inc. *	2,800	117,488
Comarco, Inc. *	500	1,050
CommScope, Inc. *	11,323	358,486
Comtech Telecommunications Corp.	2,175	67,034
Corning, Inc.	164,807	3,012,672
CPI International, Inc. *	6,000	84,720
CTS Corp.	8,800	89,320
Daktronics, Inc.	8,700	95,004
DDi Corp.	3,501	35,990
Dell, Inc. *	189,400	2,723,572
DG Fastchannel, Inc. *	3,000	70,650
Diebold, Inc.	7,300	223,745
Digi International, Inc. *	3,000	28,980
Dolby Laboratories, Inc., Class A *	8,800	542,784
Echelon Corp. *	7,200	56,664
EchoStar Corp., Class A *	7,540	159,848
Electro Rent Corp.	5,100	75,786
Electro Scientific Industries, Inc. *	4,800	55,776
Electronics for Imaging, Inc. *	6,400	87,616
EMC Corp. *	222,186	4,668,128
EMS Technologies, Inc. *	4,500	80,280
Emulex Corp. *	8,900	101,460
Extreme Networks, Inc. *	14,000	44,660
F5 Networks, Inc. *	8,600	1,012,220
Finisar Corp. *	6,500	110,565
FLIR Systems, Inc. *	18,600	517,824
Frequency Electronics, Inc. *	500	3,000
Gerber Scientific, Inc. *	8,900	59,541
Harmonic, Inc. *	9,842	68,697
Harris Corp.	14,000	632,660
Hewlett-Packard Co.	257,636	10,836,170
Hutchinson Technology, Inc. *	6,000	20,460
I.D. Systems, Inc. *	5,500	12,375
Identive Group, Inc. *	1,200	2,664
Imation Corp. *	5,500	53,570
Immersion Corp. *	4,300	26,445
Infinera Corp. *	10,500	85,995
Ingram Micro, Inc., Class A *	16,900	298,454
Insight Enterprises, Inc. *	4,650	70,308
Intellicheck Mobilisa, Inc. *	500	610
InterDigital, Inc. *	4,500	151,065
Intermec, Inc. *	5,600	65,240
Itron, Inc. *	4,500	273,465
Ixia *	8,200	128,330
Jabil Circuit, Inc.	22,400	343,616
JDS Uniphase Corp. *	23,053	242,287
Juniper Networks, Inc. *	60,565	1,961,700
Keithley Instruments, Inc.	6,700	144,586
L-1 Identity Solutions, Inc. *	9,256	109,128
LaserCard Corp. *	4,500	19,665
LeCroy Corp. *	2,400	22,440
Lexmark International, Inc., Class A *	10,900	414,527
LightPath Technologies, Inc., Class A *	75	209
Littelfuse, Inc. *	2,000	84,860
Maxwell Technologies, Inc. *	4,500	72,990
Measurement Specialties, Inc. *	3,200	71,488
Mercury Computer Systems, Inc. *	3,600	57,024
Methode Electronics, Inc.	6,600	61,314
MOCON, Inc.	600	8,100
Molex, Inc.	16,125	327,338
Motorola, Inc. *	220,955	1,800,783
MTS Systems Corp.	4,500	147,465
Multi-Fineline Electronix, Inc. *	2,500	61,200
National Instruments Corp.	5,675	197,433
NCR Corp. *	23,800	326,536
NetApp, Inc. *	36,500	1,943,625
Netezza Corp. *	5,500	148,280
NETGEAR, Inc. *	3,000	92,430
Network Equipment Technologies, Inc. *	8,500	26,860
Newport Corp. *	4,200	61,026
Oplink Communications, Inc. *	4,157	72,664
OSI Systems, Inc. *	3,700	133,200
Park Electrochemical Corp.	3,600	97,200
ParkerVision, Inc. *	400	180
PC Connection, Inc. *	7,000	58,940
PC-Tel, Inc. *	8,900	52,688
Performance Technologies, Inc. *	1,600	3,232
Plantronics, Inc.	4,000	143,520
Plexus Corp. *	3,700	112,295
Polycom, Inc. *	9,200	310,776
Power-One, Inc. (d)*	9,500	98,895
Presstek, Inc. *	5,100	9,435
QLogic Corp. *	17,044	299,463
QUALCOMM, Inc.	182,600	8,240,738
RadiSys Corp. *	7,200	70,344
Research Frontiers, Inc. (d)*	2,800	11,480
Richardson Electronics Ltd.	4,800	51,936
Riverbed Technology, Inc. *	5,500	316,470
Rofin-Sinar Technologies, Inc. *	3,800	106,134
Rogers Corp. *	2,500	89,000
SanDisk Corp. *	28,000	1,052,240
Sanmina-SCI Corp. *	8,500	112,030
ScanSource, Inc. *	3,200	95,808

See financial notes 47

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
SeaChange International, Inc. *	6,350	51,054
Seagate Technology *	52,066	762,767
Sonus Networks, Inc. *	19,400	60,334
STEC, Inc. (d)*	3,500	54,600
Stratasys, Inc. *	2,700	84,564
Sycamore Networks, Inc.	2,790	85,067
Symmetricom, Inc. *	8,450	52,644
Synaptics, Inc. (d)*	5,250	141,383
Tech Data Corp. *	5,300	227,847
Technitrol, Inc.	7,500	34,500
Tekelec *	8,700	113,274
Tellabs, Inc.	38,064	259,597
TESSCO Technologies, Inc.	4,025	60,778
Tollgrade Communications, Inc. *	4,600	36,570
TransAct Technologies, Inc. *	1,000	7,910
Trimble Navigation Ltd. *	11,792	422,625
TTM Technologies, Inc. *	7,900	82,792
Tyco Electronics Ltd.	34,000	1,077,120
UTStarcom, Inc. *	16,000	32,320
ViaSat, Inc. *	3,500	144,095
Vishay Intertechnology, Inc. *	36,688	414,574
Vishay Precision Group, Inc. *	2,620	44,540
Western Digital Corp. *	23,200	742,864
Xerox Corp.	152,056	1,779,055
Xybernaut Corp. (a),(c)*	1,400	—
Zebra Technologies Corp., Class A *	6,375	228,098
Zygo Corp. *	7,000	74,900

		104,952,258

Telecommunication Services 2.8%
AboveNet, Inc. *	3,000	170,670
Alaska Communication Systems Group, Inc.	5,000	50,150
American Tower Corp., Class A *	43,300	2,234,713
AT&T, Inc.	654,556	18,654,846
Atlantic Tele-Network, Inc.	3,250	137,345
CenturyLink, Inc.	25,359	1,049,355
Cincinnati Bell, Inc. *	22,268	54,557
Clearwire Corp., Class A (d)*	23,100	163,779
Cogent Communications Group, Inc. *	3,900	42,315
Consolidated Communications Holdings, Inc.	2,622	48,559
Crown Castle International Corp. *	27,776	1,197,701
Frontier Communications Corp.	109,868	964,641
General Communication, Inc., Class A *	10,500	109,725
Global Crossing Ltd. *	4,600	62,560
HickoryTech Corp.	4,600	41,860
Leap Wireless International, Inc. *	5,700	65,037
Level 3 Communications, Inc. *	168,000	162,574
MetroPCS Communications, Inc. *	33,000	343,530
NII Holdings, Inc. *	17,400	727,494
NTELOS Holdings Corp.	3,000	54,510
PAETEC Holding Corp. *	8,500	35,870
Premiere Global Services, Inc. *	5,100	34,833
Qwest Communications International, Inc.	151,337	998,824
SBA Communications Corp., Class A *	12,800	502,528
Shenandoah Telecommunications Co.	2,500	45,625
Sprint Nextel Corp. *	301,530	1,242,304
SureWest Communications *	5,500	44,000
Syniverse Holdings, Inc. *	10,400	317,096
Telephone & Data Systems, Inc.	10,600	369,198
tw telecom, Inc. *	17,000	312,800
United States Cellular Corp. *	9,100	422,786
USA Mobility, Inc.	5,500	92,565
Verizon Communications, Inc.	314,072	10,197,918
Warwick Valley Telephone Co.	1,100	15,730
Windstream Corp.	51,709	654,636

		41,622,634

Transportation 2.0%
AirTran Holdings, Inc. *	14,300	105,820
Alaska Air Group, Inc. *	4,400	232,320
Alexander & Baldwin, Inc.	3,400	117,062
AMERCO *	3,900	321,048
AMR Corp. *	35,700	281,316
Arkansas Best Corp.	1,100	27,863
Atlas Air Worldwide Holdings, Inc. *	3,000	156,780
C.H. Robinson Worldwide, Inc.	15,000	1,057,200
Con-way, Inc.	4,500	148,545
Covenant Transport Group, Inc., Class A *	3,000	21,960
CSX Corp.	42,700	2,623,915
Delta Air Lines, Inc. *	85,000	1,180,650
Dollar Thrifty Automotive Group, Inc. *	3,500	162,400
Expeditors International of Washington, Inc.	21,200	1,046,432
FedEx Corp.	31,063	2,724,846
Forward Air Corp.	2,600	69,888
Genco Shipping & Trading Ltd. *	5,500	91,025
Genesee & Wyoming, Inc., Class A *	3,000	138,690
Heartland Express, Inc.	8,941	133,310
Hertz Global Holdings, Inc. *	37,000	418,840
Horizon Lines, Inc., Class A	5,200	22,412
Hub Group, Inc., Class A *	4,400	142,868
J.B. Hunt Transport Services, Inc.	13,000	467,480
JetBlue Airways Corp. *	23,462	163,765
Kansas City Southern *	10,550	462,301
Kirby Corp. *	5,600	240,744
Knight Transportation, Inc.	9,050	161,724
Landstar System, Inc.	15,200	571,824
MAIR Holdings, Inc. (a),(c)*	1,100	3,300
Norfolk Southern Corp.	40,000	2,459,600
Old Dominion Freight Line, Inc. *	6,075	170,404
Pacer International, Inc. *	2,800	15,596
Park-Ohio Holdings Corp. *	2,600	41,314
Pinnacle Airlines Corp. *	7,500	43,200
Republic Airways Holdings, Inc. *	7,500	69,675
Ryder System, Inc.	6,400	280,000
Saia, Inc. *	6,100	88,328
SkyWest, Inc.	7,000	106,120
Southwest Airlines Co.	85,125	1,171,320
Union Pacific Corp.	54,000	4,734,720
United Continental Holdings, Inc. *	30,900	897,336

48 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
United Parcel Service, Inc., Class B	82,380	5,547,469
US Airways Group, Inc. *	17,400	205,146
UTI Worldwide, Inc.	9,300	178,746
Werner Enterprises, Inc.	5,832	124,338

		29,429,640

Utilities 3.6%
AGL Resources, Inc.	9,800	384,748
Allegheny Energy, Inc.	17,900	415,280
ALLETE, Inc.	5,233	190,377
Alliant Energy Corp.	11,800	431,054
Ameren Corp.	26,100	756,378
American Electric Power Co., Inc.	49,520	1,854,029
American States Water Co.	2,000	74,700
American Water Works Co., Inc.	19,200	458,496
Aqua America, Inc.	15,094	324,974
Atmos Energy Corp.	9,200	270,940
Avista Corp.	7,800	170,352
Black Hills Corp.	3,900	124,176
California Water Service Group	3,000	112,020
Calpine Corp. *	39,900	498,750
CenterPoint Energy, Inc.	40,100	664,056
Central Vermont Public Service Corp.	6,200	125,364
CH Energy Group, Inc.	1,900	86,355
Chesapeake Utilities Corp.	647	23,738
Cleco Corp.	6,400	200,128
CMS Energy Corp.	23,900	439,282
Consolidated Edison, Inc.	28,400	1,412,048
Constellation Energy Group, Inc.	19,500	589,680
Dominion Resources, Inc.	65,580	2,850,107
DPL, Inc.	14,452	377,197
DTE Energy Co.	17,301	808,995
Duke Energy Corp.	138,056	2,514,000
Dynegy, Inc. *	15,416	71,530
Edison International	37,710	1,391,499
El Paso Electric Co. *	5,300	130,380
Energen Corp.	8,200	366,048
Entergy Corp.	21,700	1,617,301
Exelon Corp.	74,474	3,040,029
FirstEnergy Corp.	31,717	1,151,961
Great Plains Energy, Inc.	14,341	272,909
Hawaiian Electric Industries, Inc.	10,700	241,178
IDACORP, Inc.	4,200	154,560
Integrys Energy Group, Inc.	7,540	401,053
ITC Holdings Corp.	5,000	313,050
MDU Resources Group, Inc.	19,425	387,140
MGE Energy, Inc.	2,000	81,100
Middlesex Water Co.	3,000	53,580
Mirant Corp. *	17,700	187,797
National Fuel Gas Co.	8,800	485,584
New Jersey Resources Corp.	6,225	252,050
NextEra Energy, Inc.	41,900	2,306,176
Nicor, Inc.	6,000	285,780
NiSource, Inc.	36,864	638,116
Northeast Utilities	20,124	629,479
Northwest Natural Gas Co.	5,700	280,953
NorthWestern Corp.	7,100	211,367
NRG Energy, Inc. *	27,600	549,516
NSTAR	10,734	447,715
NV Energy, Inc.	24,976	341,172
OGE Energy Corp.	9,500	419,520
ONEOK, Inc.	12,900	642,678
Ormat Technologies, Inc.	2,800	79,828
Otter Tail Corp.	4,100	84,132
Pepco Holdings, Inc.	23,300	448,758
PG&E Corp.	38,000	1,817,160
Piedmont Natural Gas Co., Inc.	6,300	185,787
Pinnacle West Capital Corp.	17,800	732,648
PNM Resources, Inc.	8,500	100,215
Portland General Electric Co.	8,200	171,380
PPL Corp.	52,700	1,417,630
Progress Energy, Inc.	31,959	1,438,155
Public Service Enterprise Group, Inc.	52,800	1,708,080
Questar Corp.	19,200	325,824
RRI Energy, Inc. *	36,125	135,830
SCANA Corp.	12,405	506,620
Sempra Energy	24,675	1,319,619
South Jersey Industries, Inc.	2,500	125,900
Southern Co.	90,100	3,412,087
Southwest Gas Corp.	11,600	403,216
TECO Energy, Inc.	26,700	469,653
The AES Corp. *	87,396	1,043,508
The Empire District Electric Co.	3,500	73,640
The Laclede Group, Inc.	3,300	115,863
UGI Corp.	10,700	321,963
UIL Holdings Corp.	3,166	91,687
Unisource Energy Corp.	3,800	133,266
Unitil Corp.	600	13,032
Vectren Corp.	8,766	240,013
Westar Energy, Inc.	11,700	296,010
WGL Holdings, Inc.	6,000	231,300
Wisconsin Energy Corp.	11,400	678,756
Xcel Energy, Inc.	50,395	1,202,425

		52,832,430

Total Common Stock
(Cost $1,225,735,417)		1,455,937,584

Rights 0.0% of net assets

Banks 0.0%
Pacific Capital Bancorp (a),(c)*	104,952	46,179

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a),(c)*	1,800	—

Total Rights
(Cost $—)		46,179

See financial notes 49

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.7%
HSBC Bank USA
0.03% 11/01/10	10,421,774	10,421,774

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.14% 12/16/10 (e)	1,323,000	1,322,777

Total Short-Term Investments
(Cost $11,744,551)		11,744,551

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.4% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	6,043,310	6,043,310

Total Collateral Invested for Securities on Loan
(Cost $6,043,310)		6,043,310

End of collateral invested for securities on loan.

At 10/31/10 tax basis cost of the fund’s investments was $1,244,457,327 and the unrealized appreciation and depreciation were $412,059,292 and ($188,788,305), respectively, with a net unrealized appreciation of $223,270,987.

*	Non-income producing security.
(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $49,479 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 12/17/10	85	5,968,700	593,959
S&P 500 Index, e-mini, Long, expires 12/17/10	85	5,013,725	362,334

			956,293

50 See financial notes

 Schwab International Index Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	1,065,367,784	1,457,582,563
0.2%		Preferred Stock	2,548,296	3,013,548
0.0%		Rights	217,571	494,689
0.0%		Warrants	13,912	1,023
0.4%		Other Investment Company	5,742,130	5,701,000

99.7%		Total Investments	1,073,889,693	1,466,792,823
0.5%		Collateral Invested for Securities on Loan	8,024,266	8,024,266
(0	.2)%	Other Assets and Liabilities, Net		(4,162,140)

100.0%		Total Net Assets		1,470,654,949

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Australia 7.3%

Banks 2.7%
Australia & New Zealand Banking Group Ltd.	405,912	9,902,927
Commonwealth Bank of Australia	244,428	11,750,448
National Australia Bank Ltd.	338,583	8,474,182
Westpac Banking Corp.	476,406	10,608,112

		40,735,669

Diversified Financials 0.1%
Macquarie Group Ltd.	53,287	1,894,632

Energy 0.4%
Origin Energy Ltd.	137,296	2,149,411
Woodside Petroleum Ltd.	80,731	3,452,308

		5,601,719

Food & Staples Retailing 0.8%
Wesfarmers Ltd.	182,395	5,934,529
Woolworths Ltd.	198,156	5,500,996

		11,435,525

Food, Beverage & Tobacco 0.1%
Foster’s Group Ltd.	304,146	1,743,811

Insurance 0.3%
QBE Insurance Group Ltd.	163,410	2,748,655
Suncorp-Metway Ltd.	198,080	1,788,179

		4,536,834

Materials 2.3%
BHP Billiton Ltd.	529,706	21,888,121
Fortescue Metals Group Ltd. *	178,746	1,099,090
Newcrest Mining Ltd.	120,481	4,741,389
Rio Tinto Ltd.	70,508	5,738,107

		33,466,707

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	88,346	2,849,078

Real Estate 0.3%
Westfield Group	341,822	4,157,370

Telecommunication Services 0.1%
Telstra Corp., Ltd.	350,763	919,179

		107,340,524

Austria 0.2%

Banks 0.1%
Erste Group Bank AG	36,594	1,653,369

Energy 0.1%
OMV AG	23,936	895,241

Utilities 0.0%
Verbund AG (b)	11,898	475,964

		3,024,574

Belgium 0.7%

Banks 0.1%
KBC GROEP N.V. *	31,902	1,389,150

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	12,176	1,078,635

Food, Beverage & Tobacco 0.4%
Anheuser-Busch InBev N.V.	119,225	7,487,756

Telecommunication Services 0.1%
Belgacom S.A.	25,283	992,799

		10,948,340

Canada 9.4%

Banks 2.8%
Bank of Montreal	88,575	5,230,780
Bank of Nova Scotia	164,804	8,834,037
Canadian Imperial Bank of Commerce (b)	62,310	4,779,401
Royal Bank of Canada	224,668	11,981,265
The Toronto-Dominion Bank	138,132	9,947,834

		40,773,317

Energy 2.6%
Cameco Corp.	63,109	1,952,239
Canadian Natural Resources Ltd.	173,876	6,330,048
Canadian Oil Sands Trust	37,447	938,470
Cenovus Energy, Inc.	118,700	3,302,977
Enbridge, Inc.	58,680	3,245,552
Encana Corp.	115,562	3,264,380
Husky Energy, Inc.	36,410	903,913
Imperial Oil Ltd.	41,159	1,582,759
Nexen, Inc.	79,674	1,695,192
Suncor Energy, Inc.	248,999	7,978,515
Talisman Energy, Inc.	156,442	2,836,173

See financial notes 51

 Schwab International Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
TransCanada Corp.	108,582	4,010,475

		38,040,693

Food & Staples Retailing 0.0%
Loblaw Cos., Ltd.	15,800	675,129

Insurance 0.6%
Great-West Lifeco, Inc. (b)	41,000	1,070,929
Manulife Financial Corp.	273,997	3,468,282
Power Corp. of Canada	50,603	1,412,061
Power Financial Corp.	36,366	1,095,009
Sun Life Financial, Inc.	87,057	2,463,443

		9,509,724

Materials 2.1%
Agnico-Eagle Mines Ltd.	25,140	1,949,774
Agrium, Inc.	24,800	2,193,799
Barrick Gold Corp.	156,421	7,533,483
Goldcorp, Inc.	117,251	5,235,426
Ivanhoe Mines Ltd. *	38,600	924,220
Kinross Gold Corp.	170,891	3,074,664
Potash Corp. of Saskatchewan, Inc.	46,980	6,794,343
Teck Resources Ltd., Class B	75,200	3,362,212

		31,067,921

Media 0.2%
Thomson Reuters Corp.	59,900	2,287,582

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	76,329	2,266,146

Technology Hardware & Equipment 0.3%
Research In Motion Ltd. *	73,648	4,188,960

Telecommunication Services 0.3%
BCE, Inc.	39,549	1,326,572
Rogers Communications, Inc., Class B (b)	75,678	2,757,324

		4,083,896

Transportation 0.3%
Canadian National Railway Co.	75,278	4,875,836

		137,769,204

China 0.2%

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	122,000	1,150,276

Retailing 0.1%
Belle International Holdings Ltd.	696,000	1,260,635

		2,410,911

Denmark 0.8%

Banks 0.2%
Danske Bank A/S *	85,665	2,275,582

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	16,473	1,800,999

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Novo Nordisk A/S, Class B	53,846	5,653,929

Transportation 0.1%
AP Moller - Maersk A/S, Series A	85	714,423
AP Moller - Maersk A/S, Series B	168	1,457,805

		2,172,228

		11,902,738

Finland 0.8%

Capital Goods 0.1%
Kone Oyj, Class B	32,328	1,732,034

Insurance 0.2%
Sampo Oyj, Class A	72,768	2,037,684

Technology Hardware & Equipment 0.4%
Nokia Corp.	598,961	6,432,469

Utilities 0.1%
Fortum Oyj	68,837	1,952,351

		12,154,538

France 10.4%

Automobiles & Components 0.2%
Cie Generale des Etablissements Michelin, Class B	24,141	1,928,910
Renault S.A. *	31,415	1,753,790

		3,682,700

Banks 1.6%
BNP Paribas	168,686	12,338,614
Credit Agricole S.A.	168,718	2,767,077
Natixis *	134,252	824,710
Societe Generale	118,741	7,120,249

		23,050,650

Capital Goods 1.4%
Alstom S.A.	31,808	1,606,361
Areva S.A.	720	329,912
Bouygues S.A.	35,016	1,548,695
Compagnie de Saint-Gobain	69,118	3,247,319
Safran S.A.	32,911	1,044,108
Schneider Electric S.A.	42,444	6,030,480
Vallourec S.A.	16,512	1,716,818
Vinci S.A.	85,628	4,591,479

		20,115,172

Consumer Durables & Apparel 0.7%
Christian Dior S.A.	8,936	1,293,170
Hermes International	11,517	2,446,259
LVMH Moet Hennessy Louis Vuitton S.A.	41,214	6,466,143

		10,205,572

Energy 1.4%
Total S.A.	370,663	20,176,637

Food & Staples Retailing 0.4%
Carrefour S.A.	95,694	5,181,186

Food, Beverage & Tobacco 0.6%
DANONE S.A.	102,914	6,525,290
Pernod Ricard S.A.	26,749	2,377,576

		8,902,866

Health Care Equipment & Services 0.1%
Essilor International S.A.	33,033	2,207,679

Household & Personal Products 0.3%
L’Oreal S.A.	38,849	4,563,333

52 See financial notes

 Schwab International Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Insurance 0.4%
AXA S.A.	290,096	5,290,456
CNP Assurances	18,752	374,730

		5,665,186

Materials 0.5%
Air Liquide S.A.	45,119	5,841,810
Lafarge S.A.	28,029	1,602,849

		7,444,659

Media 0.4%
Vivendi	194,034	5,544,522

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi-Aventis	172,031	12,052,762

Real Estate 0.2%
Unibail-Rodamco SE	14,287	2,980,929

Retailing 0.1%
PPR	11,455	1,884,034

Telecommunication Services 0.5%
France Telecom S.A.	307,725	7,383,283

Utilities 0.8%
EDF S.A.	44,728	2,051,971
GDF Suez	192,011	7,672,172
Veolia Environnement	79,396	2,334,753

		12,058,896

		153,100,066

Germany 8.3%

Automobiles & Components 1.0%
Bayerische Motoren Werke AG	50,462	3,616,711
Continental AG *	7,851	681,632
Daimler AG - Reg’d *	141,411	9,312,478
Volkswagen AG	5,065	664,003

		14,274,824

Capital Goods 1.1%
MAN SE	16,017	1,759,336
Siemens AG - Reg’d	128,695	14,686,001

		16,445,337

Consumer Durables & Apparel 0.2%
Adidas AG	31,986	2,083,305

Diversified Financials 0.7%
Deutsche Bank AG - Reg’d	147,521	8,498,033
Deutsche Boerse AG	29,888	2,102,572

		10,600,605

Food & Staples Retailing 0.1%
Metro AG	20,225	1,417,280

Health Care Equipment & Services 0.1%
Fresenius Medical Care AG & Co. KGaA	29,500	1,877,468

Household & Personal Products 0.1%
Beiersdorf AG	16,031	1,044,422
Henkel AG & Co. KGaA	19,449	963,821

		2,008,243

Insurance 0.9%
Allianz SE - Reg’d	72,345	9,059,553
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	29,539	4,616,939

		13,676,492

Materials 1.2%
BASF SE	145,851	10,605,034
K&S AG	22,567	1,569,968
Linde AG	26,142	3,761,136
ThyssenKrupp AG	50,861	1,871,241

		17,807,379

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG	131,729	9,825,268
Merck KGaA	10,200	849,235

		10,674,503

Software & Services 0.5%
SAP AG	138,629	7,222,412

Telecommunication Services 0.5%
Deutsche Telekom AG - Reg’d	469,844	6,806,317

Transportation 0.2%
Deutsche Post AG - Reg’d	135,202	2,520,220

Utilities 1.0%
E.ON AG	303,065	9,486,020
RWE AG	64,238	4,603,277

		14,089,297

		121,503,682

Hong Kong 2.5%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	582,000	1,830,526
Hang Seng Bank Ltd.	117,136	1,716,335

		3,546,861

Capital Goods 0.4%
Hutchison Whampoa Ltd.	333,370	3,292,435
Jardine Matheson Holdings Ltd.	46,800	2,109,721
Jardine Strategic Holdings Ltd.	32,000	838,497

		6,240,653

Consumer Services 0.1%
Sands China Ltd. *	377,200	822,552

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	168,018	3,708,769

Real Estate 1.0%
Cheung Kong (Holdings) Ltd.	210,656	3,217,595
Hang Lung Properties Ltd.	313,000	1,535,375
Henderson Land Development Co., Ltd.	159,000	1,133,257
Hongkong Land Holdings Ltd.	177,000	1,221,972
Sun Hung Kai Properties Ltd.	236,604	4,070,096
Swire Pacific Ltd., Class A	105,590	1,502,959
The Wharf Holdings Ltd.	221,000	1,455,117

		14,136,371

Retailing 0.1%
Li & Fung Ltd.	410,000	2,170,877

Transportation 0.1%
Cathay Pacific Airways Ltd.	174,000	468,805

See financial notes 53

 Schwab International Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
MTR Corp., Ltd.	213,500	814,819

		1,283,624

Utilities 0.4%
CLP Holdings Ltd.	300,580	2,443,543
Hong Kong & China Gas Co., Ltd.	656,720	1,585,983
Hongkong Electric Holdings Ltd.	211,000	1,341,387

		5,370,913

		37,280,620

Ireland 0.3%

Materials 0.1%
CRH plc	115,056	1,987,395

Media 0.2%
WPP plc	196,368	2,281,973

		4,269,368

Israel 0.6%

Materials 0.1%
Israel Chemicals Ltd.	67,342	1,027,771

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Teva Pharmaceutical Industries Ltd.	147,169	7,632,356

		8,660,127

Italy 3.0%

Automobiles & Components 0.1%
Fiat S.p.A.	121,350	2,054,964

Banks 0.9%
Intesa Sanpaolo	1,478,100	5,198,687
UniCredit S.p.A.	3,071,213	8,006,802

		13,205,489

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	22,503	664,619

Energy 0.9%
Eni S.p.A.	443,295	9,981,821
Saipem S.p.A.	37,471	1,664,773
Tenaris S.A.	74,437	1,543,382

		13,189,976

Insurance 0.3%
Assicurazioni Generali S.p.A.	208,200	4,563,707

Telecommunication Services 0.2%
Telecom Italia S.p.A.	1,525,211	2,340,835

Transportation 0.1%
Atlantia S.p.A.	46,907	1,072,223

Utilities 0.5%
Enel S.p.A.	1,034,503	5,909,182
Snam Rete Gas S.p.A.	262,112	1,421,013

		7,330,195

		44,422,008

Japan 14.6%

Automobiles & Components 2.2%
Bridgestone Corp.	96,657	1,730,285
Denso Corp.	74,500	2,316,807
Honda Motor Co., Ltd.	247,439	8,919,875
Nissan Motor Co., Ltd. *	333,796	2,933,668
Suzuki Motor Corp.	57,800	1,410,701
Toyota Motor Corp.	420,303	14,887,243

		32,198,579

Banks 1.5%
Mitsubishi UFJ Financial Group, Inc.	2,230,009	10,349,475
Mizuho Financial Group, Inc.	3,353,934	4,864,273
Sumitomo Mitsui Financial Group, Inc.	220,646	6,585,785

		21,799,533

Capital Goods 2.2%
Asahi Glass Co., Ltd.	152,000	1,458,101
Fanuc Ltd.	29,500	4,270,705
Itochu Corp.	216,000	1,893,084
Komatsu Ltd.	140,609	3,436,685
Kubota Corp.	156,000	1,383,418
Marubeni Corp.	242,000	1,520,223
Mitsubishi Corp.	227,800	5,471,678
Mitsubishi Electric Corp.	302,000	2,830,390
Mitsubishi Heavy Industries Ltd.	547,000	1,988,356
Mitsui & Co., Ltd.	268,100	4,216,518
Nidec Corp.	15,300	1,510,898
Sumitomo Corp.	183,000	2,316,927

		32,296,983

Consumer Durables & Apparel 0.7%
Panasonic Corp.	293,912	4,284,436
Sharp Corp.	128,785	1,272,186
Sony Corp.	160,500	5,422,813

		10,979,435

Diversified Financials 0.2%
Nomura Holdings, Inc.	588,200	3,022,632

Energy 0.3%
Inpex Corp.	337	1,755,009
JX Holdings, Inc. *	348,000	2,051,375

		3,806,384

Food & Staples Retailing 0.2%
Seven & i Holdings Co., Ltd.	116,803	2,711,351

Food, Beverage & Tobacco 0.3%
Japan Tobacco, Inc.	704	2,187,106
Kirin Holdings Co., Ltd.	136,000	1,863,702

		4,050,808

Health Care Equipment & Services 0.1%
Terumo Corp.	22,500	1,142,628

Household & Personal Products 0.1%
Kao Corp.	85,619	2,176,174

Insurance 0.6%
MS&AD Insurance Group Holdings, Inc.	88,262	2,114,482
NKSJ Holdings, Inc. *	242,000	1,660,711
The Dai-ichi Life Insurance Co., Ltd.	1,389	1,682,612
Tokio Marine Holdings, Inc.	117,099	3,292,337

		8,750,142

54 See financial notes

 Schwab International Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Materials 0.6%
JFE Holdings, Inc.	71,700	2,235,929
Nippon Steel Corp.	832,000	2,615,079
Shin-Etsu Chemical Co., Ltd.	57,560	2,910,579
Sumitomo Metal Industries Ltd.	559,000	1,297,429

		9,059,016

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	67,270	2,502,572
Daiichi Sankyo Co., Ltd.	101,300	2,146,711
Takeda Pharmaceutical Co., Ltd.	114,100	5,348,578

		9,997,861

Real Estate 0.4%
Mitsubishi Estate Co., Ltd.	196,502	3,442,407
Mitsui Fudosan Co., Ltd.	132,777	2,510,848

		5,953,255

Retailing 0.1%
Fast Retailing Co., Ltd.	9,000	1,178,920

Software & Services 0.3%
Nintendo Co., Ltd.	17,239	4,451,397
Yahoo! Japan Corp.	2,178	760,261

		5,211,658

Technology Hardware & Equipment 1.8%
Canon, Inc.	174,295	8,023,370
FUJIFILM Holdings Corp.	69,011	2,302,317
Fujitsu Ltd.	293,000	1,998,685
Hitachi Ltd. *	692,079	3,127,953
Hoya Corp.	67,307	1,572,211
Keyence Corp.	6,200	1,536,066
Kyocera Corp.	25,100	2,501,522
Murata Manufacturing Co., Ltd.	29,174	1,639,468
Ricoh Co., Ltd.	102,000	1,426,838
Toshiba Corp. *	609,178	3,049,023

		27,177,453

Telecommunication Services 1.0%
KDDI Corp.	484	2,609,161
Nippon Telegraph & Telephone Corp.	81,678	3,683,710
NTT DoCoMo, Inc.	2,238	3,772,539
SOFTBANK Corp.	134,200	4,309,833

		14,375,243

Transportation 0.4%
Central Japan Railway Co.	268	2,027,094
East Japan Railway Co.	53,360	3,295,167

		5,322,261

Utilities 0.9%
Chubu Electric Power Co., Inc.	102,300	2,585,355
The Kansai Electric Power Co., Inc.	111,300	2,817,034
The Tokyo Electric Power Co., Inc.	181,990	4,345,581
Tohoku Electric Power Co., Inc.	72,800	1,632,783
Tokyo Gas Co., Ltd.	365,201	1,718,228

		13,098,981

		214,309,297

Netherlands 2.4%

Capital Goods 0.4%
European Aeronautic Defence & Space Co. *	65,102	1,712,598
Koninklijke Philips Electronics N.V.	156,432	4,771,537

		6,484,135

Diversified Financials 0.4%
ING Groep N.V. CVA *	606,251	6,486,090

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	184,569	2,551,087

Food, Beverage & Tobacco 0.7%
Heineken Holding N.V.	14,909	643,068
Heineken N.V.	45,420	2,305,746
Unilever N.V.	270,644	8,037,327

		10,986,141

Materials 0.2%
Akzo Nobel N.V.	36,795	2,185,645

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	69,218	2,294,567

Telecommunication Services 0.3%
Koninklijke (Royal) KPN N.V.	245,485	4,099,894

		35,087,559

Norway 0.7%

Banks 0.1%
DnB NOR A.S.A.	143,336	1,968,916

Energy 0.4%
Seadrill Ltd.	47,200	1,432,799
Statoil A.S.A.	164,911	3,601,960

		5,034,759

Materials 0.1%
Yara International A.S.A.	29,350	1,547,561

Telecommunication Services 0.1%
Telenor A.S.A.	120,638	1,947,227

		10,498,463

Portugal 0.3%

Energy 0.1%
Galp Energia, SGPS, S.A., B Shares	44,444	857,540

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	127,351	1,840,512

Utilities 0.1%
EDP - Energias de Portugal S.A.	451,730	1,728,138

		4,426,190

Singapore 1.3%

Banks 0.6%
DBS Group Holdings Ltd.	264,246	2,846,092
Oversea-Chinese Banking Corp., Ltd.	419,552	2,930,741

See financial notes 55

 Schwab International Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
United Overseas Bank Ltd.	171,233	2,471,561

		8,248,394

Capital Goods 0.1%
Keppel Corp., Ltd.	198,000	1,531,433

Consumer Services 0.1%
Genting Singapore plc *	927,000	1,559,659

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	339,000	1,684,448

Real Estate 0.1%
Capitaland Ltd.	503,000	1,517,291

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,178,237	2,823,058

Transportation 0.1%
Singapore Airlines Ltd.	87,000	1,066,966

		18,431,249

Spain 3.9%

Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	591,559	7,793,448
Banco Santander S.A.	1,299,125	16,674,953

		24,468,401

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	28,975	1,521,090

Diversified Financials 0.0%
Criteria Caixacorp S.A.	111,160	628,016

Energy 0.2%
Repsol YPF S.A.	129,353	3,587,006

Retailing 0.2%
Industria de Diseno Textil S.A.	34,961	2,919,957

Telecommunication Services 1.2%
Telefonica S.A.	631,033	17,052,086

Transportation 0.1%
Abertis Infraestructuras S.A.	47,351	936,371

Utilities 0.4%
Gas Natural SDG S.A.	42,673	625,092
Iberdrola Renovables S.A.	135,889	459,101
Iberdrola S.A.	639,255	5,400,937

		6,485,130

		57,598,057

Sweden 2.2%

Banks 0.8%
Nordea Bank AB	508,535	5,599,300
Skandinaviska Enskilda Banken AB, A Shares	271,211	2,102,535
Svenska Handelsbanken AB, A Shares	73,432	2,402,236
Swedbank AB, A Shares *	150,308	2,101,840

		12,205,911

Capital Goods 0.5%
Atlas Copco AB, A Shares	107,348	2,243,381
Sandvik AB	171,265	2,582,015
Volvo AB, B Shares *	179,083	2,424,479

		7,249,875

Retailing 0.4%
Hennes & Mauritz AB, B Shares	150,369	5,296,130

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	480,667	5,286,178

Telecommunication Services 0.2%
TeliaSonera AB	356,757	2,979,979

		33,018,073

Switzerland 8.2%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	370,075	7,665,624

Commercial & Professional Supplies 0.1%
SGS S.A. - Reg’d	865	1,383,549

Consumer Durables & Apparel 0.3%
Compagnie Financiere Richemont S.A., Series A	46,837	2,336,145
Swatch Group AG - Bearer Shares	4,868	1,860,711

		4,196,856

Diversified Financials 1.1%
Credit Suisse Group AG - Reg’d	158,744	6,571,779
UBS AG - Reg’d *	604,632	10,271,203

		16,842,982

Food, Beverage & Tobacco 2.0%
Nestle S.A. - Reg’d	546,897	29,955,988

Health Care Equipment & Services 0.1%
Alcon, Inc.	10,905	1,828,987

Insurance 0.6%
Swiss Reinsurance Co., Ltd. - Reg’d	57,489	2,762,180
Zurich Financial Services AG	23,450	5,738,619

		8,500,799

Materials 0.5%
Holcim Ltd. - Reg’d	42,300	2,635,132
Syngenta AG - Reg’d	15,116	4,185,414

		6,820,546

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Novartis AG - Reg’d	416,308	24,122,007
Roche Holding AG	110,889	16,284,513
Roche Holding AG - Bearer Shares	3,695	563,737

		40,970,257

Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,444	1,438,285

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	8,541	1,056,598

		120,660,471

56 See financial notes

 Schwab International Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

United Kingdom 20.9%

Banks 3.7%
Barclays plc	1,910,729	8,396,586
HSBC Holdings plc	2,777,237	28,904,486
Lloyds Banking Group plc *	6,308,359	6,933,663
Royal Bank of Scotland Group plc *	2,557,366	1,829,798
Standard Chartered plc	265,572	7,681,634

		53,746,167

Capital Goods 0.4%
BAE Systems plc	528,238	2,915,888
Rolls-Royce Group plc *	282,414	2,929,964
Rolls-Royce Group plc, C Shares (a) (c)*	44,796,486	71,780

		5,917,632

Commercial & Professional Supplies 0.1%
Experian plc	160,692	1,867,203

Consumer Services 0.2%
Compass Group plc	287,855	2,358,967

Energy 4.5%
BG Group plc	533,772	10,390,478
BP plc	2,965,852	20,159,399
Royal Dutch Shell plc, B Share	425,492	13,616,435
Royal Dutch Shell plc, Class A	588,320	19,083,375
Tullow Oil plc	139,314	2,646,010

		65,895,697

Food & Staples Retailing 0.8%
J Sainsbury plc	217,364	1,357,138
Tesco plc	1,274,021	8,718,918
William Morrison Supermarkets plc	351,417	1,653,852

		11,729,908

Food, Beverage & Tobacco 2.4%
Associated British Foods plc	56,501	947,624
British American Tobacco plc	315,160	12,006,427
Diageo plc	394,892	7,284,810
Imperial Tobacco Group plc	160,071	5,126,618
SABMiller plc	147,821	4,795,832
Unilever plc	204,692	5,901,361

		36,062,672

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	97,667	5,456,507

Insurance 0.6%
Aviva plc	428,961	2,735,618
Old Mutual plc	858,967	1,788,860
Prudential plc	401,870	4,064,524

		8,589,002

Materials 3.1%
Anglo American plc	209,439	9,758,384
Antofagasta plc	55,917	1,183,605
BHP Billiton plc	351,291	12,444,477
Fresnillo plc	13,776	275,845
Rio Tinto plc	240,850	15,643,271
Xstrata plc	307,268	5,952,789

		45,258,371

Media 0.2%
British Sky Broadcasting Group plc	159,997	1,811,394
Pearson plc	122,113	1,870,274

		3,681,668

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
AstraZeneca plc	226,301	11,383,365
GlaxoSmithKline plc	819,583	16,004,434
Shire plc	83,987	1,970,932

		29,358,731

Telecommunication Services 1.7%
BT Group plc	1,219,910	3,008,003
Vodafone Group plc	8,325,405	22,758,350

		25,766,353

Utilities 0.8%
Centrica plc	804,153	4,278,955
National Grid plc	543,094	5,135,742
Scottish & Southern Energy plc	139,654	2,580,858

		11,995,555

		307,684,433

United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc.	9,072	1,082,071

Total Common Stock
(Cost $1,065,367,784)		1,457,582,563

Preferred Stock 0.2% of net assets

Germany 0.2%

Automobiles & Components 0.2%
Volkswagen AG	20,098	3,013,548

Total Preferred Stock
(Cost $2,548,296)		3,013,548

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Banco Santander S.A. *	1,299,125	215,167

United Kingdom 0.0%

Banks 0.0%
Standard Chartered plc *	33,196	279,522

Total Rights
(Cost $217,571)		494,689

See financial notes 57

 Schwab International Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Warrants 0.0% of net assets

Italy 0.0%
UBI Banca S.C.P.A. *	102,112	1,023

Total Warrants
(Cost $13,912)		1,023

Other Investment Company 0.4% of net assets

United States 0.4%
iShares MSCI EAFE Index Fund	100,000	5,701,000

Total Other Investment Company
(Cost $5,742,130)		5,701,000

End of Investments.

Collateral Invested for Securities on Loan 0.5% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	8,024,266	8,024,266

Total Collateral Invested for Securities on Loan
(Cost $8,024,266)		8,024,266

End of collateral invested for securities on loan.

At 10/31/10, the tax basis cost of the fund’s investments was $1,092,266,341 and the unrealized appreciation and depreciation were $494,433,465 and ($119,906,983), respectively, with a net unrealized appreciation of $374,526,482.

At 10/31/10, the values of certain foreign securities held by the fund aggregating $1,319,881,718 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. At the period end, the value of these amounted to $71,780 or 0.0% of net assets.

CVA —	Dutch Certificate
Reg’d —	Registered

58 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	943,510,516	1,012,552,616
0.6%		Other Investment Company	6,235,229	6,235,229
0.1%		Short-Term Investment	875,852	875,852

100.0%		Total Investments	950,621,597	1,019,663,697
1.5%		Collateral Invested for Securities on Loan	15,323,057	15,323,057
(1	.5)%	Other Assets and Liabilities, Net		(15,648,117)

100.0%		Net Assets		1,019,338,637

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Automobiles & Components 1.2%
Autoliv, Inc.	9,600	684,480
BorgWarner, Inc. *	7,150	401,187
Dana Holding Corp. *	15,700	222,155
Exide Technologies *	58,400	343,976
Federal-Mogul Corp. *	11,200	222,096
Ford Motor Co. *	411,674	5,816,954
Harley-Davidson, Inc.	22,960	704,413
Johnson Controls, Inc.	54,010	1,896,831
Tenneco, Inc. *	9,560	311,847
The Goodyear Tire & Rubber Co. *	68,990	705,078
Thor Industries, Inc.	4,500	141,705
TRW Automotive Holdings Corp. *	19,350	884,101

		12,334,823

Banks 3.8%
Associated Banc-Corp	23,360	295,971
Astoria Financial Corp.	10,855	134,819
BancorpSouth, Inc.	13,245	174,702
Bank of Hawaii Corp.	4,220	182,262
BB&T Corp.	74,775	1,750,483
BOK Financial Corp.	3,820	176,599
CapitalSource, Inc.	54,000	329,940
City National Corp.	4,720	243,410
Comerica, Inc.	23,100	826,518
Commerce Bancshares, Inc.	6,689	246,423
Cullen/Frost Bankers, Inc.	3,700	194,028
East West Bancorp, Inc.	10,100	178,063
Fifth Third Bancorp	119,290	1,498,282
First Citizens BancShares, Inc., Class A	900	168,102
First Horizon National Corp. *	38,960	393,106
First Niagara Financial Group, Inc.	22,600	267,810
FirstMerit Corp.	8,525	146,460
Fulton Financial Corp.	20,580	192,217
Hudson City Bancorp, Inc.	37,490	436,759
Huntington Bancshares, Inc.	111,427	631,791
International Bancshares Corp.	8,700	149,031
KeyCorp	151,590	1,241,522
M&T Bank Corp. (c)	10,586	791,304
Marshall & Ilsley Corp.	106,085	626,962
New York Community Bancorp, Inc.	44,165	747,713
People’s United Financial, Inc.	20,552	252,995
PNC Financial Services Group, Inc.	41,545	2,239,275
Popular, Inc. *	367,580	1,003,493
Regions Financial Corp.	256,025	1,612,958
SunTrust Banks, Inc.	87,660	2,193,253
Susquehanna Bancshares, Inc.	23,000	181,700
SVB Financial Group *	3,800	164,692
Synovus Financial Corp.	195,110	421,438
TCF Financial Corp.	13,665	179,831
Trustmark Corp.	10,800	238,572
U.S. Bancorp	198,200	4,792,476
Valley National Bancorp	14,905	198,833
Washington Federal, Inc.	8,650	130,010
Webster Financial Corp.	10,225	175,052
Wells Fargo & Co.	477,825	12,461,676
Whitney Holding Corp.	21,500	178,020
Wilmington Trust Corp.	13,430	95,487
Zions Bancorp	30,535	630,853

		39,174,891

Capital Goods 8.7%
3M Co.	40,075	3,375,117
A.O. Smith Corp.	3,600	201,708
Acuity Brands, Inc.	5,420	271,379
Aecom Technology Corp. *	10,700	283,443
AerCap Holdings N.V. *	16,000	206,560
AGCO Corp. *	11,940	507,092
Albany International Corp., Class A	14,600	297,840
Alliant Techsystems, Inc. *	3,120	237,869
AMETEK, Inc.	3,710	200,526
Armstrong World Industries, Inc. *	5,250	219,188
ArvinMeritor, Inc. *	17,135	284,098
Babcock & Wilcox Co. *	5,055	115,355
BE Aerospace, Inc. *	5,600	205,856
Briggs & Stratton Corp.	5,535	97,416
Carlisle Cos., Inc.	5,075	177,980
Caterpillar, Inc.	51,945	4,082,877
Cooper Industries plc	10,470	548,837
Crane Co.	4,995	191,109
Cummins, Inc.	14,384	1,267,230
Danaher Corp.	26,300	1,140,368
Deere & Co.	26,686	2,049,485

See financial notes 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Donaldson Co., Inc.	4,400	214,368
Dover Corp.	13,075	694,283
Eaton Corp.	14,660	1,302,248
EMCOR Group, Inc. *	9,540	246,609
Emerson Electric Co.	46,150	2,533,635
Esterline Technologies Corp. *	3,700	223,628
Fastenal Co.	6,320	325,354
Flowserve Corp.	2,625	262,500
Fluor Corp.	13,970	673,214
Foster Wheeler AG *	8,470	198,367
Gardner Denver, Inc.	5,000	289,100
GATX Corp.	7,035	222,728
General Cable Corp. *	8,400	234,696
General Dynamics Corp.	28,325	1,929,499
General Electric Co.	1,391,525	22,292,231
Goodrich Corp.	7,655	628,246
Granite Construction, Inc.	7,800	188,604
Harsco Corp.	7,535	174,661
Honeywell International, Inc.	61,340	2,889,727
Hubbell, Inc., Class B	4,830	260,917
IDEX Corp.	5,500	198,440
Illinois Tool Works, Inc.	33,670	1,538,719
Ingersoll-Rand plc	26,742	1,051,228
ITT Corp.	12,255	578,313
Jacobs Engineering Group, Inc. *	12,840	495,752
Joy Global, Inc.	4,000	283,800
KBR, Inc.	16,300	414,020
Kennametal, Inc.	5,740	195,964
L-3 Communications Holdings, Inc.	10,235	738,865
Lennox International, Inc.	3,935	161,374
Lincoln Electric Holdings, Inc.	3,100	185,256
Lockheed Martin Corp.	29,935	2,134,066
Masco Corp.	66,150	705,159
Moog, Inc., Class A *	4,900	184,240
MSC Industrial Direct Co., Inc., Class A	4,225	240,572
Navistar International Corp. *	12,700	611,886
Northrop Grumman Corp.	34,895	2,205,713
Oshkosh Corp. *	5,020	148,140
Owens Corning, Inc. *	15,750	425,880
PACCAR, Inc.	35,342	1,811,631
Pall Corp.	5,940	253,460
Parker Hannifin Corp.	12,717	973,486
Pentair, Inc.	7,050	230,747
Precision Castparts Corp.	4,316	589,479
Quanta Services, Inc. *	13,000	255,580
Raytheon Co.	28,310	1,304,525
Regal-Beloit Corp.	3,000	173,130
Rockwell Automation, Inc.	9,050	564,449
Rockwell Collins, Inc.	6,230	376,977
Roper Industries, Inc.	4,900	340,207
RSC Holdings, Inc. *	38,500	311,080
Seaboard Corp.	127	235,464
Snap-on, Inc.	4,030	205,530
Spirit AeroSystems Holdings, Inc., Class A *	10,300	222,892
SPX Corp.	5,035	337,647
Terex Corp. *	23,125	519,156
Textron, Inc.	36,520	760,346
The Boeing Co.	54,340	3,838,578
The Manitowoc Co., Inc.	14,700	163,758
The Shaw Group, Inc. *	7,140	218,198
The Timken Co.	9,665	400,324
Thomas & Betts Corp. *	5,200	226,460
TransDigm Group, Inc. *	3,400	225,318
Trinity Industries, Inc.	11,225	255,144
Tutor Perini Corp. *	8,800	204,248
Tyco International Ltd.	63,365	2,425,612
United Rentals, Inc. *	47,200	886,888
United Technologies Corp.	60,515	4,524,707
URS Corp. *	7,493	291,702
USG Corp. *	17,425	220,949
W.W. Grainger, Inc.	4,235	525,267
WESCO International, Inc. *	8,100	346,842

		88,463,116

Commercial & Professional Supplies 0.8%
ABM Industries, Inc.	9,100	205,205
Avery Dennison Corp.	12,450	452,557
Cintas Corp.	11,150	306,291
Corrections Corp. of America *	12,290	315,484
Covanta Holding Corp.	14,015	221,157
Deluxe Corp.	5,245	107,208
Equifax, Inc.	5,830	193,148
HNI Corp.	5,020	123,793
Iron Mountain, Inc.	9,255	201,666
Kelly Services, Inc., Class A *	17,040	253,044
Manpower, Inc.	13,445	735,845
Pitney Bowes, Inc.	23,005	504,730
R.R. Donnelley & Sons Co.	35,940	663,093
Republic Services, Inc.	18,824	561,143
Robert Half International, Inc.	8,610	233,417
Steelcase, Inc., Class A	30,075	252,931
The Brink’s Co.	10,320	243,552
The Dun & Bradstreet Corp.	2,300	171,143
United Stationers, Inc. *	3,925	220,585
Waste Connections, Inc. *	5,200	211,848
Waste Management, Inc.	42,155	1,505,777

		7,683,617

Consumer Durables & Apparel 1.3%
Beazer Homes USA, Inc. (c)*	35,935	145,896
Brunswick Corp.	14,470	228,915
Coach, Inc.	7,475	373,750
D.R. Horton, Inc.	54,890	573,052
Eastman Kodak Co. *	84,140	396,299
Fortune Brands, Inc.	17,700	956,685
Garmin Ltd. (c)	7,470	245,315
Hanesbrands, Inc. *	11,500	285,200
Harman International Industries, Inc. *	4,220	141,581
Hasbro, Inc.	10,865	502,506
Hovnanian Enterprises, Inc., Class A (c)*	39,470	140,513
Jarden Corp.	8,777	281,391
KB HOME	12,960	136,210
Leggett & Platt, Inc.	16,320	332,602
Lennar Corp., Class A	24,300	352,593
Liz Claiborne, Inc. *	29,245	178,979
M.D.C. Holdings, Inc.	5,035	129,651
Mattel, Inc.	25,435	593,399

2 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Mohawk Industries, Inc. *	10,635	609,811
Newell Rubbermaid, Inc.	41,150	726,297
NIKE, Inc., Class B	15,828	1,289,032
NVR, Inc. *	503	315,587
Phillips-Van Heusen Corp.	3,200	196,288
Polaris Industries, Inc.	2,900	206,161
Polo Ralph Lauren Corp.	4,720	457,274
Pulte Group, Inc. *	34,552	271,233
Quiksilver, Inc. *	42,150	175,765
Stanley Black & Decker, Inc.	13,903	861,569
The Jones Group, Inc.	11,075	160,145
Toll Brothers, Inc. *	10,295	184,692
Tupperware Brands Corp.	3,700	165,797
VF Corp.	9,345	777,878
Whirlpool Corp.	10,755	815,552

		13,207,618

Consumer Services 1.5%
Apollo Group, Inc., Class A *	5,125	192,085
Boyd Gaming Corp. *	14,225	118,210
Brinker International, Inc.	11,955	221,646
Career Education Corp. *	8,135	142,688
Carnival Corp.	50,345	2,173,394
Darden Restaurants, Inc.	9,445	431,731
Domino’s Pizza, Inc. *	10,300	152,852
Education Management Corp. (c)*	7,700	92,400
H&R Block, Inc.	23,965	282,547
Hyatt Hotels Corp., Class A *	8,600	346,580
International Game Technology	26,455	412,433
Jack in the Box, Inc. *	7,440	172,310
Las Vegas Sands Corp. *	9,970	457,424
Marriott International, Inc., Class A	22,489	833,217
McDonald’s Corp.	48,380	3,762,512
MGM Resorts International *	53,815	588,198
Penn National Gaming, Inc. *	11,140	370,516
Regis Corp.	6,675	136,504
Royal Caribbean Cruises Ltd. *	18,705	739,596
Service Corp. International	22,000	182,160
Starbucks Corp.	28,790	819,939
Starwood Hotels & Resorts Worldwide, Inc.	14,170	767,164
Wendy’s/Arby’s Group, Inc., Class A	37,900	174,340
Wyndham Worldwide Corp.	14,440	415,150
Wynn Resorts Ltd.	2,500	267,925
Yum! Brands, Inc.	23,930	1,185,971

		15,439,492

Diversified Financials 7.9%
Affiliated Managers Group, Inc. *	3,300	282,513
American Express Co.	81,625	3,384,173
Ameriprise Financial, Inc.	18,000	930,420
Bank of America Corp.	1,336,660	15,291,390
Bank of New York Mellon Corp.	86,252	2,161,475
BlackRock, Inc.	3,600	615,564
Capital One Financial Corp.	72,010	2,683,813
Citigroup, Inc. *	3,986,135	16,622,183
CME Group, Inc.	3,720	1,077,498
Discover Financial Services	61,722	1,089,393
E*TRADE Financial Corp. *	22,897	327,427
Eaton Vance Corp.	7,700	221,529
Federated Investors, Inc., Class B	7,330	182,590
Fortress Investment Group L.L.C., Class A *	89,000	391,600
Franklin Resources, Inc.	7,740	887,778
Interactive Brokers Group, Inc., Class A *	14,500	271,440
IntercontinentalExchange, Inc. *	2,000	229,740
Invesco Ltd.	30,200	694,600
Janus Capital Group, Inc.	15,865	167,534
Jefferies Group, Inc.	7,300	174,689
JPMorgan Chase & Co.	392,342	14,763,830
Legg Mason, Inc.	19,620	608,809
Leucadia National Corp. *	8,100	205,902
MF Global Holdings Ltd. *	33,700	263,871
Moody’s Corp.	6,470	175,078
Morgan Stanley	172,135	4,280,997
MSCI, Inc., Class A *	6,300	225,855
Northern Trust Corp.	13,660	677,946
NYSE Euronext	23,020	705,333
PHH Corp. *	12,990	250,317
Raymond James Financial, Inc.	11,135	314,230
SEI Investments Co.	9,800	217,070
SLM Corp. *	57,835	688,237
State Street Corp.	32,736	1,367,055
T. Rowe Price Group, Inc.	8,845	488,863
TD Ameritrade Holding Corp. *	22,670	387,430
The Charles Schwab Corp. (b)	53,415	822,591
The Goldman Sachs Group, Inc.	33,811	5,441,880
The NASDAQ OMX Group, Inc. *	18,730	393,705
The Student Loan Corp.	9,008	268,619

		80,234,967

Energy 11.9%
Alon USA Energy, Inc. (c)	24,200	137,214
Alpha Natural Resources, Inc. *	7,036	317,816
Anadarko Petroleum Corp.	25,115	1,546,331
Apache Corp.	16,420	1,658,748
Arch Coal, Inc.	13,300	327,047
Baker Hughes, Inc.	29,349	1,359,739
Cabot Oil & Gas Corp.	4,400	127,512
Cameron International Corp. *	11,580	506,625
Chesapeake Energy Corp.	48,720	1,057,224
Chevron Corp.	233,605	19,298,109
Cimarex Energy Co.	4,245	325,804
Complete Production Services, Inc. *	16,000	374,880
ConocoPhillips	256,010	15,206,994
CONSOL Energy, Inc.	6,735	247,579
Crosstex Energy, Inc. *	19,700	159,767
Denbury Resources, Inc. *	18,500	314,870
Devon Energy Corp.	27,570	1,792,601
Diamond Offshore Drilling, Inc. (c)	10,520	696,003
Dresser-Rand Group, Inc. *	5,500	188,210
El Paso Corp.	60,520	802,495
EOG Resources, Inc.	9,050	866,266
EQT Corp.	7,180	268,819
EXCO Resources, Inc.	9,200	136,436

See financial notes 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Exterran Holdings, Inc. *	6,100	153,537
Exxon Mobil Corp.	460,284	30,595,077
FMC Technologies, Inc. *	4,040	291,284
Forest Oil Corp. *	8,050	247,377
Frontier Oil Corp.	13,830	183,248
General Maritime Corp.	34,384	132,035
Halliburton Co.	50,965	1,623,745
Helix Energy Solutions Group, Inc. *	16,100	204,309
Helmerich & Payne, Inc.	5,895	252,188
Hess Corp.	35,050	2,209,201
Holly Corp.	5,400	176,742
Key Energy Services, Inc. *	18,600	183,210
Linn Energy L.L.C.	12,200	426,756
Marathon Oil Corp.	126,690	4,506,363
Mariner Energy, Inc. (c)*	11,100	276,612
Massey Energy Co.	4,440	186,791
McDermott International, Inc. *	10,110	155,997
Murphy Oil Corp.	18,475	1,203,831
Nabors Industries Ltd. *	33,700	704,330
National Oilwell Varco, Inc.	32,923	1,769,940
Newfield Exploration Co. *	6,900	411,378
Noble Corp.	13,520	466,846
Noble Energy, Inc.	7,235	589,508
Occidental Petroleum Corp.	41,270	3,245,060
Oceaneering International, Inc. *	2,800	173,236
Oil States International, Inc. *	4,700	240,264
Overseas Shipholding Group, Inc.	4,520	151,104
Patterson-UTI Energy, Inc.	19,100	370,731
Peabody Energy Corp.	10,245	541,960
Penn Virginia Corp.	17,200	254,904
Petrohawk Energy Corp. *	12,100	205,821
Pioneer Natural Resources Co.	7,050	492,090
Plains Exploration & Production Co. *	9,100	253,617
Pride International, Inc. *	21,565	653,851
QEP Resources, Inc.	12,650	417,829
Range Resources Corp.	4,400	164,516
Rowan Cos., Inc. *	9,000	296,100
Schlumberger Ltd.	69,300	4,843,377
SEACOR Holdings, Inc. *	2,300	217,925
Ship Finance International Ltd.	6,918	139,121
SM Energy Co.	4,800	200,064
Southern Union Co.	13,380	336,239
Southwestern Energy Co. *	6,040	204,454
Spectra Energy Corp.	43,760	1,040,175
Sunoco, Inc.	54,590	2,045,487
Superior Energy Services, Inc. *	7,300	201,626
Teekay Corp.	9,040	287,472
Tesoro Corp.	62,760	813,370
The Williams Cos., Inc.	50,375	1,084,070
Tidewater, Inc.	4,820	222,347
Transocean Ltd. *	19,000	1,203,840
Ultra Petroleum Corp. *	3,700	152,255
Unit Corp. *	4,710	184,773
Valero Energy Corp.	218,225	3,917,139
Weatherford International Ltd. *	54,590	917,658
Western Refining, Inc. (c)*	34,850	231,753
Whiting Petroleum Corp. *	2,200	220,968
World Fuel Services Corp.	10,300	290,769

		120,883,359

Food & Staples Retailing 3.0%
BJ’s Wholesale Club, Inc. *	9,170	382,664
Casey’s General Stores, Inc.	3,312	137,316
Costco Wholesale Corp.	44,115	2,769,099
CVS Caremark Corp.	119,135	3,588,346
Nash Finch Co.	2,830	118,577
Rite Aid Corp. *	284,700	260,415
Ruddick Corp.	7,535	262,972
Safeway, Inc.	64,140	1,468,806
SUPERVALU, Inc.	79,020	852,626
Sysco Corp.	59,240	1,745,210
The Great Atlantic & Pacific Tea Co., Inc. (c)*	27,900	95,976
The Kroger Co.	107,420	2,363,240
The Pantry, Inc. *	12,220	237,679
United Natural Foods, Inc. *	6,200	221,712
Wal-Mart Stores, Inc.	230,625	12,492,956
Walgreen Co.	75,570	2,560,312
Weis Markets, Inc.	4,000	155,840
Whole Foods Market, Inc. *	10,850	431,287
Winn-Dixie Stores, Inc. *	9,800	65,660

		30,210,693

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	416,780	10,594,548
Archer-Daniels-Midland Co.	82,405	2,745,735
Brown-Forman Corp., Class B	6,300	383,103
Bunge Ltd.	25,175	1,512,262
Campbell Soup Co.	15,230	552,088
Chiquita Brands International, Inc. *	9,900	131,373
Coca-Cola Enterprises, Inc.	27,595	662,556
ConAgra Foods, Inc.	43,405	976,178
Constellation Brands, Inc., Class A *	25,705	507,160
Corn Products International, Inc.	7,200	306,360
Dean Foods Co. *	52,790	549,016
Del Monte Foods Co.	15,930	228,436
Dole Food Co., Inc. (c)*	14,800	136,456
Dr Pepper Snapple Group, Inc.	10,900	398,395
Flowers Foods, Inc.	7,100	180,908
Fresh Del Monte Produce, Inc. *	11,840	262,019
General Mills, Inc.	37,410	1,404,371
H.J. Heinz Co.	20,375	1,000,616
Hormel Foods Corp.	7,260	333,379
Kellogg Co.	15,680	788,077
Kraft Foods, Inc., Class A	142,592	4,601,444
Lorillard, Inc.	11,918	1,017,082
McCormick & Co., Inc. - Non Voting Shares	7,040	311,309
Molson Coors Brewing Co., Class B	15,280	721,674
PepsiCo, Inc.	77,008	5,028,622
Philip Morris International, Inc.	67,720	3,961,620
Ralcorp Holdings, Inc. *	4,500	279,270
Reynolds American, Inc.	23,075	1,497,567
Sara Lee Corp.	72,150	1,033,909
Smithfield Foods, Inc. *	33,506	561,226
The Coca-Cola Co.	126,165	7,736,438
The Hershey Co.	14,550	720,080

4 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
The JM Smucker Co.	8,625	554,415
Tyson Foods, Inc., Class A	57,980	901,589
Universal Corp.	3,220	133,437

		52,712,718

Health Care Equipment & Services 3.9%
Aetna, Inc.	40,260	1,202,163
Alcon, Inc.	1,595	267,513
Alere, Inc. *	7,100	209,805
AMERIGROUP Corp. *	6,600	275,418
AmerisourceBergen Corp.	64,940	2,131,331
Baxter International, Inc.	21,260	1,082,134
Beckman Coulter, Inc.	3,820	203,377
Becton, Dickinson & Co.	10,855	819,770
Boston Scientific Corp. *	158,165	1,009,093
Brookdale Senior Living, Inc. *	10,100	189,678
C.R. Bard, Inc.	3,700	307,544
Cardinal Health, Inc.	83,920	2,911,185
CareFusion Corp. *	18,110	437,175
Centene Corp. *	9,300	207,576
Cerner Corp. *	1,505	132,184
CIGNA Corp.	23,609	830,801
Community Health Systems, Inc. *	10,250	308,320
Coventry Health Care, Inc. *	28,750	673,325
Covidien plc	20,170	804,178
DaVita, Inc. *	7,280	522,340
DENTSPLY International, Inc.	9,135	286,748
Edwards Lifesciences Corp. *	3,600	230,076
Emergency Medical Services Corp., Class A *	3,200	174,016
Express Scripts, Inc. *	17,040	826,781
Health Management Associates, Inc., Class A *	24,095	193,001
Health Net, Inc. *	26,070	701,022
Healthspring, Inc. *	9,600	280,224
Henry Schein, Inc. *	5,230	293,664
Hill-Rom Holdings, Inc.	6,000	232,500
Hologic, Inc. *	10,200	163,404
Hospira, Inc. *	5,850	347,958
Humana, Inc. *	28,040	1,634,451
Intuitive Surgical, Inc. *	500	131,475
Kindred Healthcare, Inc. *	15,600	214,032
Kinetic Concepts, Inc. *	4,600	174,938
Laboratory Corp. of America Holdings *	6,830	555,416
LifePoint Hospitals, Inc. *	6,130	207,930
Lincare Holdings, Inc.	7,402	194,080
Magellan Health Services, Inc. *	6,200	297,600
McKesson Corp.	48,700	3,213,226
Medco Health Solutions, Inc. *	30,410	1,597,437
MEDNAX, Inc. *	3,200	189,472
Medtronic, Inc.	49,665	1,748,705
Omnicare, Inc.	11,210	270,385
Owens & Minor, Inc.	7,702	219,353
Patterson Cos., Inc.	5,475	151,384
Quest Diagnostics, Inc.	9,955	489,189
St. Jude Medical, Inc. *	11,860	454,238
Stryker Corp.	9,745	482,280
Teleflex, Inc.	3,120	173,940
Tenet Healthcare Corp. *	62,775	273,699
UnitedHealth Group, Inc.	105,975	3,820,399
Universal American Financial Corp.	6,000	96,480
Universal Health Services, Inc., Class B	10,450	431,271
Varian Medical Systems, Inc. *	3,520	222,534
WellCare Health Plans, Inc. *	5,900	163,902
WellPoint, Inc. *	63,570	3,454,394
Zimmer Holdings, Inc. *	13,040	618,618

		39,735,132

Household & Personal Products 1.6%
Alberto-Culver Co.	17,370	647,727
Avon Products, Inc.	24,025	731,561
Church & Dwight Co., Inc.	3,700	243,645
Colgate-Palmolive Co.	18,630	1,436,746
Energizer Holdings, Inc. *	5,720	427,742
Kimberly-Clark Corp.	30,520	1,933,137
The Clorox Co.	8,610	572,995
The Estee Lauder Cos., Inc., Class A	7,460	530,928
The Procter & Gamble Co.	158,195	10,056,456

		16,580,937

Insurance 6.1%
ACE Ltd.	36,100	2,145,062
Aflac, Inc.	23,640	1,321,240
Alleghany Corp. *	808	242,788
Allied World Assurance Co. Holdings Ltd.	5,340	305,501
American Financial Group, Inc.	5,340	163,297
American International Group, Inc. (c)*	233,380	9,804,294
American National Insurance Co.	1,100	86,284
Aon Corp.	20,136	800,406
Arch Capital Group Ltd. *	4,225	364,998
Arthur J. Gallagher & Co.	10,740	302,438
Aspen Insurance Holdings Ltd.	8,825	250,365
Assurant, Inc.	20,755	820,653
Axis Capital Holdings Ltd.	12,250	416,622
Berkshire Hathaway, Inc., Class A *	51	6,084,300
Berkshire Hathaway, Inc., Class B *	35,211	2,801,387
Brown & Brown, Inc.	10,100	225,129
Cincinnati Financial Corp.	23,080	679,475
CNA Financial Corp. *	5,500	152,460
CNO Financial Group, Inc. *	78,800	428,672
Delphi Financial Group, Inc., Class A	7,300	197,611
Endurance Specialty Holdings Ltd.	4,330	179,262
Erie Indemnity Co., Class A	5,125	293,048
Everest Re Group Ltd.	5,125	431,935
Fidelity National Financial, Inc., Class A	64,625	865,329
First American Financial Corp.	11,760	165,110
Genworth Financial, Inc., Class A *	62,600	709,884
Hanover Insurance Group, Inc.	4,030	182,358

See financial notes 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
HCC Insurance Holdings, Inc.	10,235	271,023
Lincoln National Corp.	45,180	1,106,006
Loews Corp.	40,482	1,598,229
Markel Corp. *	613	205,367
Marsh & McLennan Cos., Inc.	42,850	1,070,393
MBIA, Inc. *	33,210	372,284
Mercury General Corp.	2,430	103,226
MetLife, Inc.	104,505	4,214,687
Montpelier Re Holdings Ltd.	8,180	149,858
Old Republic International Corp.	37,560	495,792
PartnerRe Ltd.	6,230	494,164
Platinum Underwriters Holdings Ltd.	6,700	288,435
Principal Financial Group, Inc.	28,185	756,485
ProAssurance Corp. *	3,100	178,219
Protective Life Corp.	13,165	315,565
Prudential Financial, Inc.	44,140	2,320,881
Reinsurance Group of America, Inc.	6,700	335,469
RenaissanceRe Holdings Ltd.	5,325	320,885
Selective Insurance Group, Inc.	10,800	182,736
StanCorp Financial Group, Inc.	4,225	181,253
The Allstate Corp.	87,555	2,669,552
The Chubb Corp.	31,575	1,831,981
The Hartford Financial Services Group, Inc.	109,510	2,626,050
The Phoenix Cos., Inc. *	66,680	140,028
The Progressive Corp.	61,645	1,304,408
The Travelers Cos., Inc.	73,695	4,067,964
Torchmark Corp.	10,540	603,731
Transatlantic Holdings, Inc.	6,225	327,435
Unitrin, Inc.	10,050	244,215
Unum Group	39,025	874,940
W. R. Berkley Corp.	21,660	596,083
Wesco Financial Corp.	457	166,074
White Mountains Insurance Group Ltd.	1,029	328,457
Willis Group Holdings plc	11,145	354,411
XL Group plc	43,785	926,053

		62,442,247

Materials 3.9%
Air Products & Chemicals, Inc.	14,275	1,212,947
Airgas, Inc.	2,700	191,511
AK Steel Holding Corp.	10,145	127,725
Albemarle Corp.	3,700	185,481
Alcoa, Inc.	154,705	2,031,277
Allegheny Technologies, Inc.	7,711	406,292
AptarGroup, Inc.	4,400	197,472
Ashland, Inc.	12,235	631,693
Ball Corp.	5,840	375,862
Bemis Co., Inc.	8,655	274,883
Cabot Corp.	7,530	256,171
Celanese Corp., Series A	11,600	413,540
Century Aluminum Co. *	16,300	220,376
CF Industries Holdings, Inc.	2,771	339,531
Cliffs Natural Resources, Inc.	3,100	202,120
Commercial Metals Co.	18,245	253,241
Crown Holdings, Inc. *	17,420	560,750
Cytec Industries, Inc.	3,920	194,118
Domtar Corp.	6,491	515,126
E.I. du Pont de Nemours & Co.	82,245	3,888,543
Eastman Chemical Co.	7,860	617,560
Ecolab, Inc.	10,060	496,159
FMC Corp.	5,340	390,354
Freeport-McMoRan Copper & Gold, Inc.	26,585	2,517,068
Graphic Packaging Holding Co. *	81,495	298,272
Greif, Inc., Class A	4,612	270,909
Huntsman Corp.	21,915	303,523
International Flavors & Fragrances, Inc.	5,435	272,620
International Paper Co.	69,995	1,769,473
Louisiana-Pacific Corp. *	21,185	163,972
Martin Marietta Materials, Inc. (c)	3,110	250,293
MeadWestvaco Corp.	23,640	608,257
Monsanto Co.	17,495	1,039,553
Nalco Holding Co.	8,370	235,867
Newmont Mining Corp.	17,710	1,078,008
Nucor Corp.	36,580	1,398,088
Olin Corp.	8,955	179,010
Owens-Illinois, Inc. *	17,845	500,195
Packaging Corp. of America	5,445	133,021
Pactiv Corp. *	8,960	297,293
PPG Industries, Inc.	14,800	1,135,160
Praxair, Inc.	15,085	1,377,864
Reliance Steel & Aluminum Co.	6,320	264,492
Rock-Tenn Co., Class A	3,300	187,605
Rockwood Holdings, Inc. *	8,100	274,752
RPM International, Inc.	11,065	229,156
Sealed Air Corp.	12,975	300,371
Sigma-Aldrich Corp.	4,530	287,293
Silgan Holdings, Inc.	7,240	244,350
Sonoco Products Co.	8,755	293,292
Southern Copper Corp.	17,865	764,622
Steel Dynamics, Inc.	20,050	291,126
Temple-Inland, Inc.	24,545	508,572
The Dow Chemical Co.	140,200	4,322,366
The Lubrizol Corp.	4,535	464,792
The Mosaic Co.	5,110	373,848
The Scotts Miracle-Gro Co., Class A	5,820	310,788
The Sherwin-Williams Co.	8,445	616,232
The Valspar Corp.	15,750	505,575
United States Steel Corp. (c)	15,695	671,589
Vulcan Materials Co.	10,123	369,591
W.R. Grace & Co. *	6,100	195,566
Westlake Chemical Corp.	10,700	341,972
Worthington Industries, Inc.	7,065	108,801

		39,737,929

Media 3.8%
Cablevision Systems Corp., Class A	12,865	344,010
CBS Corp., Class B - Non Voting Shares	120,190	2,034,817
Central European Media Enterprises, Ltd., Class A (c)*	6,300	145,215
Clear Channel Outdoor Holdings, Inc., Class A *	43,570	517,612
Comcast Corp., Class A	215,140	4,427,581
Comcast Corp., Special Class A	75,620	1,461,735

6 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
DIRECTV, Class A *	35,740	1,553,260
Discovery Communications, Inc., Class A *	10,167	453,550
Discovery Communications, Inc., Class C *	12,907	501,566
DISH Network Corp., Class A	29,770	591,232
DreamWorks Animation SKG, Inc., Class A *	5,800	204,740
Gannett Co., Inc.	50,330	596,410
Lamar Advertising Co., Class A *	5,320	180,827
Liberty Global, Inc., Class C *	14,870	538,145
Liberty Global, Inc., Series A (c)*	15,210	574,786
Live Nation Entertainment, Inc. *	13,114	124,452
Meredith Corp.	3,300	112,035
News Corp., Class A	126,320	1,826,587
News Corp., Class B	41,290	663,943
Omnicom Group, Inc.	22,304	980,484
Regal Entertainment Group, Class A	35,585	480,398
Scripps Networks Interactive, Class A	3,245	165,138
The E.W. Scripps Co., Class A *	24,815	216,883
The Interpublic Group of Cos., Inc. *	57,105	591,037
The McGraw-Hill Cos., Inc.	23,480	884,022
The New York Times Co., Class A *	16,600	127,322
The Walt Disney Co.	118,950	4,295,284
The Washington Post Co., Class B (c)	228	91,690
Time Warner Cable, Inc.	80,009	4,630,121
Time Warner, Inc.	202,188	6,573,132
Viacom Inc., Class B	48,100	1,856,179
Virgin Media, Inc.	41,210	1,047,970
Warner Music Group Corp. *	22,210	115,492

		38,907,655

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Abbott Laboratories	73,045	3,748,669
Allergan, Inc.	7,530	545,247
Amgen, Inc. *	50,755	2,902,679
Bio-Rad Laboratories, Inc., Class A *	1,800	163,116
Biogen Idec, Inc. *	13,150	824,637
Bristol-Myers Squibb Co.	152,950	4,114,355
Celgene Corp. *	4,600	285,522
Cephalon, Inc. *	3,835	254,797
Charles River Laboratories International, Inc. *	3,420	112,073
Covance, Inc. *	4,420	207,696
Eli Lilly & Co.	102,955	3,624,016
Endo Pharmaceuticals Holdings, Inc. *	10,500	385,770
Forest Laboratories, Inc. *	15,355	507,483
Furiex Pharmaceuticals, Inc. *	675	7,769
Genzyme Corp. *	11,350	818,676
Gilead Sciences, Inc. *	17,660	700,572
Johnson & Johnson	148,395	9,448,310
King Pharmaceuticals, Inc. *	29,300	414,302
Life Technologies Corp. *	6,519	327,123
Merck & Co., Inc.	162,957	5,912,080
Mettler-Toledo International, Inc. *	1,500	195,840
Mylan, Inc. *	6,875	139,700
PerkinElmer, Inc.	7,600	178,220
Pfizer, Inc.	828,999	14,424,583
Pharmaceutical Product Development, Inc.	8,100	209,061
Thermo Fisher Scientific, Inc. *	27,045	1,390,654
Warner Chilcott plc, Class A	5,700	137,028
Waters Corp. *	2,000	148,260
Watson Pharmaceuticals, Inc. *	6,365	296,927

		52,425,165

Real Estate 2.3%
Alexandria Real Estate Equities, Inc.	3,864	283,927
AMB Property Corp.	12,740	359,141
Annaly Capital Management, Inc.	64,285	1,138,487
Apartment Investment & Management Co., Class A	27,454	639,953
AvalonBay Communities, Inc.	5,599	595,230
BioMed Realty Trust, Inc.	10,700	196,345
Boston Properties, Inc.	11,290	973,085
Brandywine Realty Trust	20,525	245,684
BRE Properties, Inc.	8,520	365,764
Camden Property Trust	5,720	283,655
CB Richard Ellis Group, Inc., Class A *	23,130	424,435
CBL & Associates Properties, Inc.	17,336	271,828
Colonial Properties Trust	13,325	238,917
CommonWealth REIT	14,262	362,968
Corporate Office Properties Trust	4,400	156,156
Developers Diversified Realty Corp.	38,752	499,901
Douglas Emmett, Inc.	16,100	288,834
Duke Realty Corp.	39,875	497,241
Equity Residential	23,745	1,154,719
Essex Property Trust, Inc.	1,900	214,624
Federal Realty Investment Trust	2,970	243,481
First Industrial Realty Trust, Inc. (c)*	28,830	211,324
HCP, Inc.	18,065	650,521
Health Care REIT, Inc.	7,330	374,563
Highwoods Properties, Inc.	5,435	180,062
Home Properties, Inc.	5,600	304,920
Hospitality Properties Trust	13,855	316,033
Host Hotels & Resorts, Inc.	58,778	933,982
iStar Financial, Inc. (c)*	73,670	336,672
Jones Lang LaSalle, Inc.	2,500	195,150
Kimco Realty Corp.	30,860	531,718
Lexington Realty Trust	27,500	213,950
Liberty Property Trust	9,150	306,159
Mack-Cali Realty Corp.	8,350	280,393
MFA Financial, Inc.	25,600	202,496
National Retail Properties, Inc.	7,800	211,380
Nationwide Health Properties, Inc.	5,535	225,994
Pennsylvania Real Estate Investment Trust	17,300	246,871
Plum Creek Timber Co., Inc.	12,795	471,368
ProLogis	64,360	878,514

See financial notes 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Public Storage	5,630	558,609
Rayonier, Inc.	5,935	309,807
Realty Income Corp.	8,140	279,039
Redwood Trust, Inc.	11,525	163,424
Regency Centers Corp.	5,220	220,180
Senior Housing Properties Trust	10,640	254,190
Simon Property Group, Inc.	14,476	1,389,985
SL Green Realty Corp.	6,307	414,496
The Macerich Co.	10,402	464,033
UDR, Inc.	18,187	408,844
Ventas, Inc.	6,325	338,767
Vornado Realty Trust	12,528	1,094,822
Weingarten Realty Investors	15,735	379,685
Weyerhaeuser Co.	68,557	1,111,994

		23,894,320

Retailing 3.6%
Aaron’s, Inc.	8,250	155,595
Abercrombie & Fitch Co., Class A	7,810	334,737
Advance Auto Parts, Inc.	6,245	405,800
Amazon.com, Inc. *	6,150	1,015,611
American Eagle Outfitters, Inc.	14,035	224,700
AnnTaylor Stores Corp. *	10,930	254,669
Asbury Automotive Group, Inc. *	16,945	244,347
AutoNation, Inc. (c)*	33,715	782,862
AutoZone, Inc. *	1,723	409,436
Barnes & Noble, Inc. (c)	5,240	78,495
Bed Bath & Beyond, Inc. *	11,365	498,924
Best Buy Co., Inc.	45,050	1,936,249
Big Lots, Inc. *	6,565	205,944
Cabela’s, Inc. *	10,300	190,962
CarMax, Inc. *	17,540	543,565
Charming Shoppes, Inc. *	26,890	93,846
Chico’s FAS, Inc.	8,400	81,648
Collective Brands, Inc. *	6,340	97,192
Core-Mark Holding Co., Inc. *	5,100	168,300
Dick’s Sporting Goods, Inc. *	7,900	227,678
Dillard’s, Inc., Class A	22,575	575,888
Dollar Tree, Inc. *	9,517	488,317
Expedia, Inc.	15,930	461,174
Family Dollar Stores, Inc.	12,475	575,971
Foot Locker, Inc.	21,595	344,008
GameStop Corp., Class A *	18,190	357,615
Genuine Parts Co.	16,000	765,760
Group 1 Automotive, Inc. *	7,335	258,632
J.C. Penney Co., Inc.	38,200	1,191,076
Kohl’s Corp. *	22,095	1,131,264
Liberty Media Corp. - Interactive, Class A *	50,220	741,247
Limited Brands, Inc.	36,420	1,070,384
Lowe’s Cos., Inc.	118,755	2,533,044
Macy’s, Inc.	69,920	1,652,909
Nordstrom, Inc.	13,455	518,152
O’Reilly Automotive, Inc. *	7,830	458,055
Office Depot, Inc. *	92,050	413,305
OfficeMax, Inc. *	17,655	312,494
Penske Automotive Group, Inc. *	14,395	193,613
PetSmart, Inc.	7,140	267,250
RadioShack Corp.	14,380	289,469
Rent-A-Center, Inc.	15,370	386,402
Ross Stores, Inc.	5,345	315,302
Saks, Inc. *	57,435	639,826
Sears Holdings Corp. (c)*	12,021	865,272
Signet Jewelers Ltd. *	6,300	221,634
Sonic Automotive, Inc., Class A *	18,860	205,951
Staples, Inc.	39,950	817,776
Target Corp.	58,195	3,022,648
The Gap, Inc.	34,675	659,172
The Home Depot, Inc.	161,596	4,990,084
The TJX Cos., Inc.	19,630	900,821
Tiffany & Co.	5,535	293,355
Tractor Supply Co.	6,000	237,600
Urban Outfitters, Inc. *	4,900	150,773
Williams-Sonoma, Inc.	8,045	260,417

		36,517,220

Semiconductors & Semiconductor Equipment 1.7%
Advanced Micro Devices, Inc. *	32,630	239,178
Altera Corp.	5,750	179,457
Amkor Technology, Inc. *	30,580	220,482
Analog Devices, Inc.	14,865	500,504
Applied Materials, Inc.	80,025	989,109
Broadcom Corp., Class A	13,345	543,675
Fairchild Semiconductor International, Inc. *	13,760	155,075
First Solar, Inc. *	1,600	220,288
Intel Corp.	372,610	7,478,283
KLA-Tencor Corp.	8,280	295,762
Lam Research Corp. *	8,500	389,215
Linear Technology Corp.	9,955	320,850
LSI Corp. *	25,040	131,210
Marvell Technology Group Ltd. *	16,130	311,470
Maxim Integrated Products, Inc.	20,400	441,864
MEMC Electronic Materials, Inc. *	32,700	419,214
Microchip Technology, Inc.	10,780	346,900
Micron Technology, Inc. *	81,175	671,317
National Semiconductor Corp.	14,550	199,335
Novellus Systems, Inc. *	4,000	116,840
NVIDIA Corp. *	16,237	195,331
ON Semiconductor Corp. *	22,200	170,274
Texas Instruments, Inc.	76,270	2,255,304
Xilinx, Inc.	12,660	339,415

		17,130,352

Software & Services 5.0%
Accenture plc, Class A	30,795	1,376,844
Activision Blizzard, Inc.	33,300	381,951
Adobe Systems, Inc. *	11,240	316,406
Akamai Technologies, Inc. *	5,700	294,519
Alliance Data Systems Corp. *	3,580	217,378
Amdocs Ltd. *	10,000	306,800
AOL, Inc. *	29,380	783,858
Autodesk, Inc. *	7,000	253,260
Automatic Data Processing, Inc.	26,180	1,162,916
BMC Software, Inc. *	7,540	342,768
Broadridge Financial Solutions, Inc.	13,487	296,714
CA, Inc.	13,705	318,093
CACI International, Inc., Class A *	5,400	270,648

8 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Check Point Software Technologies Ltd. *	5,400	230,850
Citrix Systems, Inc. *	3,970	254,358
Cognizant Technology Solutions Corp., Class A *	5,700	371,583
Computer Sciences Corp.	22,245	1,091,117
Convergys Corp. *	15,365	173,932
CoreLogic, Inc.	11,760	206,623
DST Systems, Inc.	6,500	281,255
eBay, Inc. *	70,775	2,109,803
Electronic Arts, Inc. *	16,050	254,393
Fidelity National Information Services, Inc.	29,623	802,783
Fiserv, Inc. *	9,650	526,118
Google, Inc., Class A *	5,559	3,407,611
IAC/InterActiveCorp *	11,962	333,740
International Business Machines Corp.	58,995	8,471,682
Intuit, Inc. *	13,855	665,040
MasterCard, Inc., Class A	2,468	592,468
McAfee, Inc. *	6,935	328,025
Microsoft Corp.	567,415	15,115,936
Monster Worldwide, Inc. *	10,600	191,436
Nuance Communications, Inc. *	10,600	166,526
Oracle Corp.	111,160	3,268,104
Paychex, Inc.	17,060	472,562
SAIC, Inc. *	21,800	338,772
Symantec Corp. *	46,245	748,244
Synopsys, Inc. *	9,900	253,242
Teradata Corp. *	7,400	291,264
Total System Services, Inc.	18,570	289,878
Unisys Corp. *	4,500	103,725
VeriSign, Inc. *	8,960	311,360
Visa, Inc., Class A	16,800	1,313,256
VMware, Inc., Class A *	4,000	305,840
Western Union Co.	28,510	501,776
Yahoo!, Inc. *	70,705	1,167,340

		51,262,797

Technology Hardware & Equipment 4.1%
Agilent Technologies, Inc. *	13,405	466,494
Amphenol Corp., Class A	6,000	300,780
Anixter International, Inc.	4,820	258,786
Apple, Inc. *	18,430	5,545,034
Arrow Electronics, Inc. *	25,095	743,063
Avnet, Inc. *	25,780	767,728
AVX Corp.	11,880	170,359
Benchmark Electronics, Inc. *	5,140	84,450
Brightpoint, Inc. *	23,000	172,270
Brocade Communications Systems, Inc. *	25,300	159,896
Cisco Systems, Inc. *	199,765	4,560,635
CommScope, Inc. *	8,900	281,774
Corning, Inc.	60,760	1,110,693
Dell, Inc. *	215,310	3,096,158
Diebold, Inc.	9,030	276,770
Dolby Laboratories, Inc., Class A *	2,000	123,360
EchoStar Corp., Class A *	9,300	197,160
EMC Corp. *	98,010	2,059,190
Flextronics International Ltd. *	135,300	968,748
FLIR Systems, Inc. *	4,200	116,928
Harris Corp.	6,025	272,270
Hewlett-Packard Co.	125,275	5,269,067
Ingram Micro, Inc., Class A *	49,755	878,673
Insight Enterprises, Inc. *	12,600	190,512
Jabil Circuit, Inc.	28,395	435,579
Juniper Networks, Inc. *	18,170	588,526
Lexmark International, Inc., Class A *	8,345	317,360
Molex, Inc.	8,930	181,279
Molex, Inc., Class A	12,630	215,594
Motorola, Inc. *	278,120	2,266,678
NCR Corp. *	20,545	281,877
NetApp, Inc. *	7,230	384,998
QUALCOMM, Inc.	62,785	2,833,487
SanDisk Corp. *	12,565	472,193
Sanmina-SCI Corp. *	17,482	230,413
Seagate Technology *	28,935	423,898
SYNNEX Corp. *	8,920	259,037
Tech Data Corp. *	19,340	831,427
Tellabs, Inc.	22,760	155,223
Trimble Navigation Ltd. *	4,300	154,112
Tyco Electronics Ltd.	37,015	1,172,635
Vishay Intertechnology, Inc. *	18,540	209,502
Vishay Precision Group, Inc. *	15,324	260,508
Western Digital Corp. *	13,000	416,260
Xerox Corp.	109,626	1,282,624

		41,444,008

Telecommunication Services 4.9%
American Tower Corp., Class A *	6,265	323,337
AT&T, Inc.	821,085	23,400,922
CenturyLink, Inc.	8,950	370,351
Crown Castle International Corp. *	10,580	456,210
Frontier Communications Corp.	95,598	839,350
Leap Wireless International, Inc. *	7,000	79,870
Level 3 Communications, Inc. *	149,200	144,381
MetroPCS Communications, Inc. *	59,400	618,354
Millicom International Cellular S.A.	4,000	378,400
NII Holdings, Inc. *	9,170	383,398
Qwest Communications International, Inc.	192,880	1,273,008
Sprint Nextel Corp. *	869,000	3,580,280
Telephone & Data Systems, Inc.	16,800	585,144
tw telecom, Inc. *	9,900	182,160
United States Cellular Corp. *	7,635	354,722
Verizon Communications, Inc.	510,830	16,586,650
Windstream Corp.	43,300	548,178

		50,104,715

Transportation 2.2%
Alaska Air Group, Inc. *	5,825	307,560
Alexander & Baldwin, Inc.	8,120	279,572
AMERCO *	1,820	149,822
AMR Corp. *	83,720	659,714
Avis Budget Group, Inc. *	49,690	576,901
C.H. Robinson Worldwide, Inc.	7,280	513,094

See financial notes 9

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Con-way, Inc.	4,830	159,438
CSX Corp.	29,470	1,810,931
Delta Air Lines, Inc. *	28,600	397,254
Dollar Thrifty Automotive Group, Inc. *	6,700	310,880
Expeditors International of Washington, Inc.	6,025	297,394
FedEx Corp.	24,862	2,180,895
Hertz Global Holdings, Inc. *	106,500	1,205,580
J.B. Hunt Transport Services, Inc.	5,845	210,186
JetBlue Airways Corp. *	47,990	334,970
Kansas City Southern *	7,290	319,448
Norfolk Southern Corp.	33,850	2,081,436
Ryder System, Inc.	11,510	503,563
SkyWest, Inc.	10,200	154,632
Southwest Airlines Co.	49,775	684,904
Union Pacific Corp.	31,156	2,731,758
United Continental Holdings, Inc. *	51,043	1,482,289
United Parcel Service, Inc., Class B	65,780	4,429,625
US Airways Group, Inc. *	28,350	334,247
UTI Worldwide, Inc.	11,800	226,796
Werner Enterprises, Inc.	7,540	160,753

		22,503,642

Utilities 5.8%
AGL Resources, Inc.	8,540	335,280
Allegheny Energy, Inc.	23,155	537,196
Alliant Energy Corp.	15,075	550,690
Ameren Corp.	46,290	1,341,484
American Electric Power Co., Inc.	53,845	2,015,957
American Water Works Co., Inc.	13,800	329,544
Aqua America, Inc.	11,600	249,748
Atmos Energy Corp.	13,660	402,287
Avista Corp.	8,300	181,272
Black Hills Corp.	8,825	280,988
Calpine Corp. *	36,150	451,875
CenterPoint Energy, Inc.	56,770	940,111
Cleco Corp.	6,700	209,509
CMS Energy Corp.	30,810	566,288
Consolidated Edison, Inc.	36,225	1,801,107
Constellation Energy Group, Inc.	28,680	867,283
Dominion Resources, Inc.	58,110	2,525,461
DPL, Inc.	6,920	180,612
DTE Energy Co.	23,665	1,106,575
Duke Energy Corp.	178,445	3,249,483
Dynegy, Inc. (c)*	62,680	290,835
Edison International	46,290	1,708,101
Energen Corp.	7,010	312,926
Entergy Corp.	18,317	1,365,166
Exelon Corp.	74,355	3,035,171
FirstEnergy Corp.	53,190	1,931,861
Great Plains Energy, Inc.	17,770	338,163
Hawaiian Electric Industries, Inc.	13,070	294,598
IDACORP, Inc.	4,640	170,752
Integrys Energy Group, Inc.	11,235	597,590
MDU Resources Group, Inc.	16,780	334,425
Mirant Corp. *	30,745	326,204
National Fuel Gas Co.	13,345	736,377
New Jersey Resources Corp.	6,180	250,228
NextEra Energy, Inc.	44,580	2,453,683
Nicor, Inc.	4,940	235,292
NiSource, Inc.	52,235	904,188
Northeast Utilities	18,915	591,661
NorthWestern Corp.	6,700	199,459
NRG Energy, Inc. *	39,660	789,631
NSTAR	13,580	566,422
NV Energy, Inc.	28,500	389,310
OGE Energy Corp.	9,665	426,806
ONEOK, Inc.	15,610	777,690
Pepco Holdings, Inc.	41,265	794,764
PG&E Corp.	49,215	2,353,461
Piedmont Natural Gas Co., Inc.	6,250	184,313
Pinnacle West Capital Corp.	18,785	773,191
PNM Resources, Inc.	23,995	282,901
Portland General Electric Co.	9,745	203,671
PPL Corp.	57,555	1,548,230
Progress Energy, Inc.	40,465	1,820,925
Public Service Enterprise Group, Inc.	52,980	1,713,903
Questar Corp.	12,650	214,671
RRI Energy, Inc. *	153,540	577,310
SCANA Corp.	17,785	726,339
Sempra Energy	22,615	1,209,450
Southern Co.	94,935	3,595,189
Southwest Gas Corp.	4,925	171,193
TECO Energy, Inc.	24,325	427,877
The AES Corp. *	176,340	2,105,500
UGI Corp.	17,320	521,159
Unisource Energy Corp.	7,200	252,504
Vectren Corp.	11,965	327,602
Westar Energy, Inc.	14,870	376,211
WGL Holdings, Inc.	5,945	229,180
Wisconsin Energy Corp.	9,720	578,729
Xcel Energy, Inc.	57,990	1,383,641

		59,521,203

Total Common Stock
(Cost $943,510,516)		1,012,552,616

Other Investment Company 0.6% of net assets

Money Fund 0.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	6,235,229	6,235,229

Total Other Investment Company
(Cost $6,235,229)		6,235,229

10 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.14%, 12/16/10 (a)	876,000	875,852

Total Short-Term Investment
(Cost $875,852)		875,852

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.5% of net assets

State Street Navigator Security Lending Prime Portfolio	15,323,057	15,323,057

Total Collateral Invested for Securities on Loan
(Cost $15,323,057)		15,323,057

End of collateral invested for securities on loan.

At 10/31/10 tax basis cost of the fund’s investments was $968,473,431 and the unrealized appreciation and depreciation were $103,007,616 and ($51,817,350), respectively, with a net unrealized appreciation of $51,190,266.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 12/17/10	75	4,423,875	319,706

See financial notes 11

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	339,415,995	408,569,785
0.3%		Rights	—	1,287,876
0.5%		Other Investment Company	2,016,466	2,016,466
0.1%		Short-Term Investments	346,744	346,744

100.0%		Total Investments	341,779,205	412,220,871
3.7%		Collateral Invested for Securities on Loan	15,374,683	15,374,683
(3	.7)%	Other Assets and Liabilities, Net		(15,256,332)

100.0%		Net Assets		412,339,222

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	27,200	250,784
Cooper Tire & Rubber Co.	35,100	688,311
Dorman Products, Inc. *	5,600	204,344
Drew Industries, Inc. *	11,195	235,879
Fuel Systems Solutions, Inc. (b)*	2,900	118,842
Gentex Corp.	31,410	627,572
Modine Manufacturing Co. *	45,755	618,608
Spartan Motors, Inc.	25,200	128,016
Standard Motor Products, Inc.	24,200	257,246
Stoneridge, Inc. *	12,200	134,200
Superior Industries International, Inc.	22,260	399,567
Winnebago Industries, Inc. *	16,165	161,650
Wonder Auto Technology, Inc. (b)*	7,100	68,444

		3,893,463

Banks 7.5%
1st Source Corp.	12,140	214,514
Abington Bancorp, Inc.	11,400	122,436
Ameris Bancorp *	15,834	146,781
Ames National Corp. (b)	4,700	91,227
Anchor BanCorp Wisconsin, Inc. (b)*	115,645	77,482
Arrow Financial Corp.	5,093	124,218
BancFirst Corp.	1,775	72,953
Banco Latinoamericano de Comercio Exterior, S.A., Class E	32,400	499,284
BancTrust Financial Group, Inc. (b)*	21,400	62,488
Bank Mutual Corp.	30,260	145,853
Bank of the Ozarks, Inc.	4,000	152,040
BankAtlantic Bancorp, Inc., Class A (b)*	194,900	176,385
BankFinancial Corp.	9,200	84,180
Banner Corp.	64,460	107,004
Beneficial Mutual Bancorp, Inc. *	7,950	58,353
Berkshire Hills Bancorp, Inc.	7,950	153,753
Boston Private Financial Holdings, Inc.	51,740	295,435
Brookline Bancorp, Inc.	33,710	328,335
Camden National Corp.	3,900	133,536
Capital City Bank Group, Inc. (b)	12,095	144,535
Capitol Bancorp Ltd. (b)*	56,480	64,387
Capitol Federal Financial (b)	4,500	105,300
Cathay General Bancorp	53,100	722,160
Center Financial Corp. *	20,200	105,444
Central Pacific Financial Corp. (b)*	123,345	187,484
Chemical Financial Corp.	16,930	343,340
Citizens & Northern Corp.	8,000	117,040
Citizens Republic Bancorp, Inc. *	803,200	554,208
City Holding Co.	7,990	253,283
CoBiz Financial, Inc.	17,700	85,668
Columbia Banking System, Inc.	12,935	235,546
Community Bank System, Inc.	14,770	345,175
Community Trust Bancorp, Inc.	8,495	231,998
CVB Financial Corp. (b)	41,580	316,424
Danvers Bancorp, Inc.	6,600	99,198
Dime Community Bancshares	17,550	256,055
Enterprise Financial Services Corp.	9,800	96,726
F.N.B. Corp.	83,803	712,325
Financial Institutions, Inc.	8,705	157,125
First Bancorp	10,900	145,951
First BanCorp Puerto Rico (b)*	394,890	120,441
First Bancorp, Inc.	5,900	81,892
First Busey Corp.	50,815	235,782
First Commonwealth Financial Corp.	94,490	549,932
First Community Bancshares, Inc.	10,575	142,340
First Defiance Financial Corp. *	10,500	116,970
First Financial Bancorp	13,790	232,224
First Financial Bankshares, Inc. (b)	5,800	274,108
First Financial Corp.	4,800	140,304
First Financial Holdings, Inc.	17,545	183,345
First Merchants Corp.	39,365	327,517
First Midwest Bancorp, Inc.	43,295	463,689
First South Bancorp, Inc. (b)	7,100	71,284
Flushing Financial Corp.	13,755	180,878
Glacier Bancorp, Inc.	34,380	446,940
Great Southern Bancorp, Inc.	4,700	105,703
Greene Bancshares, Inc. (b)*	16,216	62,594
Hancock Holding Co.	11,250	353,475
Hanmi Financial Corp. (b)*	141,870	165,988
Heartland Financial USA, Inc.	7,350	113,558
Home Bancshares, Inc.	4,840	99,559
IBERIABANK Corp.	6,150	320,107
Independent Bank Corp.	7,795	183,105
Investors Bancorp, Inc. *	10,065	120,780
Kearny Financial Corp.	6,000	52,380
Lakeland Bancorp, Inc.	18,837	174,619
Lakeland Financial Corp.	6,700	127,233
MainSource Financial Group, Inc.	22,600	186,902
MB Financial, Inc.	22,745	338,673
MGIC Investment Corp. *	42,100	371,322

12 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Nara Bancorp, Inc. *	12,313	96,534
NASB Financial, Inc. (b)	1,503	24,920
National Penn Bancshares, Inc.	68,223	442,767
NBT Bancorp, Inc.	16,155	356,218
NewAlliance Bancshares, Inc.	42,575	548,792
Northfield Bancorp, Inc. (b)	8,100	91,935
Northwest Bancshares, Inc.	41,892	475,055
OceanFirst Financial Corp.	8,200	97,908
Ocwen Financial Corp. *	31,945	275,685
Old National Bancorp	49,225	465,668
Old Second Bancorp, Inc. (b)	27,375	53,929
Oriental Financial Group, Inc.	37,535	496,588
PacWest Bancorp	18,480	322,106
Park National Corp. (b)	11,710	765,248
Peoples Bancorp, Inc.	8,675	114,337
Pinnacle Financial Partners, Inc. *	14,200	162,022
PrivateBancorp, Inc.	23,315	274,884
Prosperity Bancshares, Inc.	9,600	298,464
Provident Financial Services, Inc.	36,090	456,178
Provident New York Bancorp	20,885	185,250
Radian Group, Inc.	52,600	399,234
Renasant Corp.	18,700	305,745
Republic Bancorp, Inc., Class A	11,600	237,104
S&T Bancorp, Inc. (b)	20,590	403,564
S.Y. Bancorp, Inc.	5,815	142,468
Sandy Spring Bancorp, Inc.	17,895	311,373
SCBT Financial Corp.	4,000	122,120
Seacoast Banking Corp. of Florida (b)*	59,290	74,113
Shore Bancshares, Inc.	6,800	67,048
Sierra Bancorp (b)	8,200	85,362
Signature Bank *	9,580	404,659
Simmons First National Corp., Class A	7,400	201,206
Southside Bancshares, Inc.	5,145	96,777
Southwest Bancorp, Inc.	20,500	202,950
StellarOne Corp.	12,542	160,287
Sterling Bancorp	22,595	212,167
Sterling Bancshares, Inc.	52,925	285,266
Sterling Financial Corp. (b)*	109,940	59,368
Suffolk Bancorp	3,815	98,809
Sun Bancorp, Inc. *	30,531	120,597
Superior Bancorp (b)*	16,400	13,743
Taylor Capital Group, Inc. (b)*	9,900	119,394
Texas Capital Bancshares, Inc. *	12,420	225,423
TFS Financial Corp.	16,680	145,950
The Bancorp, Inc. *	13,000	97,370
The PMI Group, Inc. *	174,300	583,905
Tompkins Financial Corp.	2,731	105,417
TowneBank (b)	12,900	187,050
Tree.com, Inc. *	10,680	79,032
TriCo Bancshares	5,900	91,981
TrustCo Bank Corp. NY	55,010	296,504
UMB Financial Corp.	9,901	366,931
Umpqua Holdings Corp.	52,890	581,790
Union First Market Bankshares Corp.	12,100	155,606
United Bankshares, Inc. (b)	24,695	659,850
United Community Banks, Inc. *	80,299	157,386
United Financial Bancorp, Inc.	6,600	89,364
Univest Corp. of Pennsylvania	9,600	181,056
Virginia Commerce Bancorp, Inc. *	14,900	79,119
Washington Trust Bancorp, Inc.	10,085	202,608
WesBanco, Inc.	21,290	353,627
West Coast Bancorp (b)*	53,327	140,250
Westamerica Bancorp	7,970	398,659
Western Alliance Bancorp *	41,165	248,637
Westfield Financial, Inc.	11,927	100,783
Wilshire Bancorp, Inc.	10,000	67,100
Wintrust Financial Corp.	15,040	450,298
WSFS Financial Corp.	4,735	184,854

		31,027,665

Capital Goods 10.9%
AAON, Inc.	4,080	100,164
AAR CORP. *	21,980	484,439
Aceto Corp.	20,900	154,033
Actuant Corp., Class A	26,400	593,208
Aerovironment, Inc. *	4,000	93,840
Aircastle Ltd.	48,400	445,764
Alamo Group, Inc.	5,400	129,600
Altra Holdings, Inc. *	16,200	239,760
American Railcar Industries, Inc. *	7,250	111,723
American Science & Engineering, Inc.	1,200	98,820
American Woodmark Corp.	5,595	99,032
Ameron International Corp.	3,840	264,038
Ampco-Pittsburgh Corp.	2,460	63,591
Apogee Enterprises, Inc.	17,495	183,523
Applied Industrial Technologies, Inc.	24,020	730,448
Applied Signal Technology, Inc.	5,100	171,156
Astec Industries, Inc. *	12,850	378,690
AZZ, Inc.	4,300	159,702
Badger Meter, Inc.	3,100	128,743
Baldor Electric Co.	18,650	783,673
Barnes Group, Inc.	22,365	406,819
Beacon Roofing Supply, Inc. *	26,680	393,797
Belden, Inc.	23,740	662,346
Blount International, Inc. *	17,705	265,575
Brady Corp., Class A	22,555	693,566
Broadwind Energy, Inc. (b)*	18,600	35,340
Bucyrus International, Inc.	8,750	596,400
Builders FirstSource, Inc. *	55,855	112,827
Cascade Corp.	7,255	256,754
Ceradyne, Inc. *	22,730	541,201
Chart Industries, Inc. *	15,710	366,043
China BAK Battery, Inc. (b)*	38,000	72,580
CIRCOR International, Inc.	4,390	154,001
CLARCOR, Inc.	13,425	532,436
Colfax Corp. *	8,000	128,560
Columbus McKinnon Corp. *	16,460	289,038
Comfort Systems USA, Inc.	18,400	210,680
Commercial Vehicle Group, Inc. *	45,260	607,842
Cubic Corp.	6,390	278,412
Curtiss-Wright Corp.	17,105	528,202
Ducommun, Inc.	6,300	135,261
DXP Enterprises, Inc. *	8,400	159,936
Dycom Industries, Inc. *	43,070	460,849
Encore Wire Corp.	13,440	279,014
EnerSys *	26,055	686,810
EnPro Industries, Inc. *	11,970	420,626
ESCO Technologies, Inc.	9,300	318,804
Federal Signal Corp.	50,200	283,630

See financial notes 13

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Force Protection, Inc. *	32,300	181,203
Franklin Electric Co., Inc.	7,380	266,492
FreightCar America, Inc.	10,035	265,526
Furmanite Corp. *	24,700	142,025
Fushi Copperweld, Inc. *	6,600	61,380
GeoEye, Inc. *	6,600	292,182
Gibraltar Industries, Inc. *	24,955	227,839
Graco, Inc.	17,440	600,110
GrafTech International Ltd. *	42,030	692,234
Great Lakes Dredge & Dock Co.	27,000	167,130
Griffon Corp. *	31,108	366,763
H&E Equipment Services, Inc. *	35,520	345,254
Harbin Electric, Inc. *	4,200	90,552
Hardinge, Inc.	13,700	109,326
Hawk Corp., Class A *	5,300	264,099
HEICO Corp. (b)	1,575	78,404
HEICO Corp., Class A	3,993	148,300
Herley Industries, Inc. *	5,600	93,016
Hexcel Corp. *	46,085	818,931
Houston Wire & Cable Co.	8,200	94,546
Hurco Cos., Inc. *	6,400	117,760
II-VI, Inc. *	6,765	266,135
Insituform Technologies, Inc., Class A *	8,215	177,444
Insteel Industries, Inc.	8,900	76,451
Integrated Electrical Services, Inc. *	29,300	106,945
Interline Brands, Inc. *	16,360	328,672
John Bean Technologies Corp.	11,640	199,044
Kadant, Inc. *	10,900	214,294
Kaman Corp.	12,880	347,116
Kaydon Corp.	10,435	363,868
KHD Humboldt Wedag International AG	3,990	36,596
L.B. Foster Co., Class A *	5,980	197,460
LaBarge, Inc. *	7,800	98,982
Ladish Co., Inc. *	9,780	312,862
Lawson Products, Inc.	3,530	65,058
Layne Christensen Co. *	11,300	315,722
Lindsay Corp.	3,200	184,480
LMI Aerospace, Inc. *	6,500	106,145
LSI Industries, Inc.	21,302	197,044
Lydall, Inc. *	15,100	112,193
MasTec, Inc. *	19,310	235,582
Michael Baker Corp. *	5,200	169,936
Miller Industries, Inc.	9,700	130,562
Mueller Industries, Inc.	28,200	829,080
Mueller Water Products, Inc., Class A	103,900	313,778
MYR Group, Inc. *	6,300	98,217
NACCO Industries, Inc., Class A	12,140	1,205,016
NCI Building Systems, Inc. *	215,851	2,139,083
Nordson Corp.	5,575	434,962
Northwest Pipe Co. *	7,600	143,032
Orbital Sciences Corp. *	18,955	307,829
Orion Marine Group, Inc. *	4,940	61,799
Pike Electric Corp. *	17,420	131,695
Polypore International, Inc. *	21,400	711,978
Powell Industries, Inc. *	4,870	150,288
Preformed Line Products Co.	3,044	130,070
Quanex Building Products Corp.	13,850	249,577
Raven Industries, Inc.	4,265	175,377
RBC Bearings, Inc. *	7,700	256,564
Robbins & Myers, Inc.	8,200	238,046
Rush Enterprises, Inc., Class A *	25,960	412,504
Rush Enterprises, Inc., Class B *	9,600	144,096
Sauer-Danfoss, Inc. *	15,740	348,011
Simpson Manufacturing Co., Inc.	12,485	331,851
Standex International Corp.	7,950	214,094
Sterling Construction Co., Inc. *	6,000	73,200
Sun Hydraulics Corp.	3,500	108,745
TAL International Group, Inc.	9,590	268,712
Tecumseh Products Co., Class A *	19,930	258,094
Tecumseh Products Co., Class B *	7,700	93,632
Teledyne Technologies, Inc. *	16,290	677,175
Tennant Co.	7,580	254,309
Textainer Group Holdings Ltd.	5,050	131,199
The Gorman-Rupp Co.	6,400	190,848
The Greenbrier Cos., Inc. *	38,920	708,344
The Middleby Corp. *	3,508	261,907
The Toro Co.	12,210	693,040
Thermadyne Holdings Corp. *	14,800	223,184
Titan International, Inc. (b)	23,475	356,116
Titan Machinery, Inc. *	8,000	155,520
Tredegar Corp.	17,775	342,880
Trex Co., Inc. *	3,300	59,235
TriMas Corp. *	20,150	318,975
Triumph Group, Inc.	10,830	905,280
Twin Disc, Inc.	6,400	130,304
Universal Forest Products, Inc.	10,770	324,608
Valmont Industries, Inc.	4,850	382,423
Vicor Corp.	9,661	172,062
Wabash National Corp. *	72,345	583,101
WABCO Holdings, Inc. *	22,800	1,058,376
Wabtec Corp.	10,560	494,630
Watsco, Inc.	9,345	523,040
Watts Water Technologies, Inc., Class A	16,955	596,307
Willis Lease Finance Corp. *	6,700	82,209
Woodward Governor Co.	16,200	507,708

		44,919,069

Commercial & Professional Supplies 4.4%
Acco Brands Corp. *	58,445	364,112
Administaff, Inc.	17,860	468,111
American Reprographics Co. *	31,850	226,772
Barrett Business Services, Inc.	7,300	112,055
Bowne & Co., Inc.	19,624	222,732
Casella Waste Systems, Inc., Class A *	27,000	133,110
CBIZ, Inc. *	35,295	208,946
CDI Corp.	14,460	207,212
Cenveo, Inc. *	53,708	295,394
Clean Harbors, Inc. *	6,365	448,732
Consolidated Graphics, Inc. *	7,920	368,676
Copart, Inc. *	13,465	455,925
CoStar Group, Inc. *	3,040	150,966
Courier Corp.	9,655	142,894
CRA International, Inc. *	6,345	118,334
Dolan Co. *	9,900	105,930
EnergySolutions, Inc.	45,500	213,395
Ennis, Inc.	16,640	300,186
Exponent, Inc. *	3,900	124,488
Franklin Covey Co. *	15,700	131,566

14 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
FTI Consulting, Inc. *	16,545	586,686
G & K Services, Inc., Class A	12,090	298,865
GP Strategies Corp. *	11,900	103,292
Healthcare Services Group, Inc.	10,770	258,803
Heidrick & Struggles International, Inc.	7,170	154,012
Herman Miller, Inc.	25,610	492,480
Hill International, Inc. *	16,000	85,920
Hudson Highland Group, Inc. *	26,785	94,283
Huron Consulting Group, Inc. *	7,000	139,370
ICF International, Inc. *	5,100	130,662
IHS, Inc., Class A *	7,710	556,970
Innerworkings, Inc. *	18,800	129,156
Interface, Inc., Class A	30,885	444,435
KAR Auction Services, Inc. *	6,600	85,008
Kforce, Inc. *	21,000	315,210
Kimball International, Inc., Class B	29,325	178,296
Knoll, Inc.	26,300	398,971
Korn/Ferry International *	18,230	321,395
M&F Worldwide Corp. *	11,333	304,631
McGrath Rentcorp	10,625	268,919
Metalico, Inc. *	29,700	128,898
Mine Safety Appliances Co.	12,325	347,072
Mobile Mini, Inc. *	22,925	399,583
Navigant Consulting, Inc. *	27,725	253,684
On Assignment, Inc. *	22,100	124,865
Resources Connection, Inc.	16,260	263,249
Rollins, Inc.	8,615	224,421
Schawk, Inc.	4,860	94,381
School Specialty, Inc. *	19,200	257,280
SFN Group, Inc. *	59,410	450,328
Standard Parking Corp. *	7,400	126,466
Stericycle, Inc. *	11,590	831,467
Sykes Enterprises, Inc. *	11,555	191,929
Team, Inc. *	8,200	162,688
Tetra Tech, Inc. *	21,395	450,579
The Advisory Board Co. *	2,530	118,429
The Corporate Executive Board Co.	15,570	486,407
The Geo Group, Inc. *	32,080	822,852
The Standard Register Co.	21,850	70,139
Towers Watson & Co., Class A	9,915	509,829
TrueBlue, Inc. *	28,930	406,467
UniFirst Corp.	7,705	354,661
US Ecology, Inc.	5,900	95,698
Verisk Analytics, Inc., Class A *	5,000	149,050
Viad Corp.	15,465	308,681
Volt Information Sciences, Inc. *	20,500	165,640
VSE Corp.	2,100	74,025

		18,015,668

Consumer Durables & Apparel 3.6%
American Apparel, Inc. *	30,300	29,391
American Greetings Corp., Class A	28,200	546,234
Arctic Cat, Inc. *	18,300	243,573
Blyth, Inc.	10,072	404,089
Brookfield Homes Corp. *	16,600	138,444
Callaway Golf Co.	51,755	356,074
Carter’s, Inc. *	8,465	210,779
Cavco Industries, Inc. *	2,500	79,225
Cherokee, Inc.	6,400	118,272
Columbia Sportswear Co.	4,980	260,205
Crocs, Inc. *	28,660	399,234
CSS Industries, Inc.	3,375	56,464
Deckers Outdoor Corp. *	8,250	479,325
Ethan Allen Interiors, Inc.	24,265	368,100
Fossil, Inc. *	8,965	528,845
Furniture Brands International, Inc. *	73,400	367,734
G-III Apparel Group Ltd. *	6,800	179,520
Helen of Troy Ltd. *	10,830	277,789
Hooker Furniture Corp.	5,200	54,964
Iconix Brand Group, Inc. *	18,930	331,275
JAKKS Pacific, Inc. *	34,925	658,336
K-Swiss, Inc., Class A *	28,730	349,357
Kenneth Cole Productions, Inc., Class A *	16,240	218,428
La-Z-Boy, Inc. *	31,420	244,133
Leapfrog Enterprises, Inc. *	18,835	105,288
Lifetime Brands, Inc. *	15,800	202,872
Lululemon Athletica, Inc. (b)*	2,700	119,664
M/I Homes, Inc. *	17,400	184,092
Maidenform Brands, Inc. *	8,400	224,784
Marine Products Corp. *	14,180	88,058
Meritage Homes Corp. *	27,140	496,933
Movado Group, Inc. *	14,420	162,081
National Presto Industries, Inc.	1,345	150,546
Nautilus, Inc. *	42,657	63,132
Oxford Industries, Inc.	13,430	309,293
Perry Ellis International, Inc. *	10,000	224,800
Pool Corp.	22,880	460,803
RC2 Corp. *	13,520	285,272
Sealy Corp. (b)*	50,570	132,999
Skechers U.S.A., Inc., Class A *	15,445	300,251
Skyline Corp.	7,485	133,458
Smith & Wesson Holding Corp. *	24,200	90,750
Standard Pacific Corp. *	87,100	316,173
Stanley Furniture Co., Inc. *	9,600	37,056
Steinway Musical Instruments, Inc. *	6,500	110,565
Steven Madden Ltd. *	8,632	365,134
Tempur-Pedic International, Inc. *	11,815	407,617
The Ryland Group, Inc.	29,000	434,420
The Timberland Co., Class A *	20,100	421,698
The Warnaco Group, Inc. *	15,680	832,765
True Religion Apparel, Inc. *	3,300	67,485
Under Armour, Inc., Class A (b)*	8,115	378,808
Unifi, Inc. *	57,300	271,029
Universal Electronics, Inc. *	4,500	94,770
Volcom, Inc. *	6,900	118,473
Wolverine World Wide, Inc.	15,690	456,893

		14,947,752

Consumer Services 5.0%
AFC Enterprises, Inc. *	24,800	315,208
Ambassadors Group, Inc.	9,600	106,464
Ameristar Casinos, Inc.	11,375	203,385
Bally Technologies, Inc. *	8,375	302,170
Benihana, Inc. *	15,300	128,137
Benihana, Inc., Class A *	24,800	209,064
Biglari Holdings, Inc. *	648	216,037
BJ’s Restaurants, Inc. *	5,900	195,585
Bob Evans Farms, Inc.	18,555	532,528
Buffalo Wild Wings, Inc. *	2,400	112,872
California Pizza Kitchen, Inc. *	13,000	214,630

See financial notes 15

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Capella Education Co. (b)*	1,440	78,955
Carrols Restaurant Group, Inc. *	21,300	143,988
CEC Entertainment, Inc. *	9,580	318,056
Chipotle Mexican Grill, Inc. *	4,960	1,042,642
Choice Hotels International, Inc.	12,240	465,487
Churchill Downs, Inc.	1,395	50,541
Coinstar, Inc. (b)*	9,625	554,207
Corinthian Colleges, Inc. (b)*	26,385	137,730
CPI Corp.	9,800	241,668
Cracker Barrel Old Country Store, Inc.	13,220	712,426
Denny’s Corp. *	67,900	219,317
DeVry, Inc.	7,345	351,532
DineEquity, Inc. *	9,430	419,163
Dover Downs Gaming & Entertainment, Inc.	17,740	61,735
Einstein Noah Restaurant Group, Inc. *	5,700	63,042
Gaylord Entertainment Co. *	24,980	832,833
Great Wolf Resorts, Inc. *	44,400	104,784
Hillenbrand, Inc.	10,700	229,943
International Speedway Corp., Class A	23,350	533,314
Interval Leisure Group, Inc. *	11,832	169,789
Isle of Capri Casinos, Inc. *	32,315	259,813
ITT Educational Services, Inc. *	5,735	370,080
Jackson Hewitt Tax Service, Inc. (b)*	101,145	100,134
K12, Inc. *	4,600	128,386
Krispy Kreme Doughnuts, Inc. *	47,135	263,956
LIFE TIME FITNESS, Inc. *	9,585	346,306
Lincoln Educational Services Corp. *	5,960	74,262
Luby’s, Inc. *	29,200	148,044
Matthews International Corp., Class A	9,315	307,581
McCormick & Schmick’s Seafood Restaurants, Inc. *	23,500	209,855
Monarch Casino & Resort, Inc. *	12,200	140,910
Morgans Hotel Group *	36,400	293,748
Morton’s Restaurant Group, Inc. (b)*	20,800	116,480
Multimedia Games, Inc. *	27,380	107,330
O’Charley’s, Inc. *	27,275	204,562
Orient-Express Hotels Ltd., Class A *	27,190	344,225
P.F. Chang’s China Bistro, Inc.	8,055	369,886
Panera Bread Co., Class A *	5,575	499,018
Papa John’s International, Inc. *	9,510	245,643
Peet’s Coffee & Tea, Inc. *	2,700	103,275
Pinnacle Entertainment, Inc. *	57,175	731,840
Pre-Paid Legal Services, Inc. (b)*	2,360	142,025
Red Lion Hotels Corp. *	16,800	132,216
Red Robin Gourmet Burgers, Inc. *	9,680	196,504
Ruby Tuesday, Inc. *	53,250	644,325
Ruth’s Hospitality Group, Inc. *	33,200	151,392
Scientific Games Corp., Class A *	23,270	183,833
Shuffle Master, Inc. *	18,300	172,203
Sonic Corp. *	35,580	315,950
Sotheby’s	16,820	737,389
Speedway Motorsports, Inc.	5,915	90,499
Steiner Leisure Ltd. *	3,060	118,636
Stewart Enterprises, Inc., Class A	53,640	298,238
Strayer Education, Inc. (b)	1,400	195,762
Texas Roadhouse, Inc. *	15,610	239,770
The Cheesecake Factory, Inc. *	20,935	609,627
The Marcus Corp.	17,430	223,453
Town Sports International Holdings, Inc. *	29,400	88,200
Universal Technical Institute, Inc.	5,380	104,103
Vail Resorts, Inc. *	15,860	643,282
Weight Watchers International, Inc.	11,692	391,565
WMS Industries, Inc. *	10,312	449,913

		20,761,451

Diversified Financials 2.7%
Advance America Cash Advance Centers, Inc.	53,595	267,439
Arlington Asset Investment Corp., Class A	14,200	336,398
Artio Global Investors, Inc.	4,000	62,280
Asset Acceptance Capital Corp. *	23,910	138,200
BGC Partners, Inc., Class A	54,880	380,867
Calamos Asset Management, Inc., Class A	19,515	233,985
Cardtronics, Inc. *	25,900	439,005
Cash America International, Inc.	9,905	348,953
Cohen & Steers, Inc.	3,340	83,734
Compass Diversified Holdings	22,360	380,791
CompuCredit Holdings Corp. (b)	31,500	177,345
Cowen Group, Inc., Class A *	11,000	38,500
Credit Acceptance Corp. *	2,675	157,317
Dollar Financial Corp. *	13,625	340,898
Duff & Phelps Corp., Class A	1,000	13,940
Encore Capital Group, Inc. *	13,755	279,502
Evercore Partners, Inc., Class A	5,400	163,944
EZCORP, Inc., Class A *	12,700	272,796
FBR Capital Markets Corp. *	19,300	68,322
First Cash Financial Services, Inc. *	7,090	206,106
GAMCO Investors, Inc., Class A	6,435	275,675
GFI Group, Inc.	32,720	156,729
Gleacher & Co., Inc. *	10,000	22,500
Greenhill & Co., Inc.	3,035	235,728
International Assets Holding Corp. *	5,774	127,317
Investment Technology Group, Inc. *	29,955	426,559
KBW, Inc.	4,000	101,200
Knight Capital Group, Inc., Class A *	38,305	499,114
LaBranche & Co., Inc. *	36,775	119,519
Lazard Ltd., Class A	18,745	691,690
MarketAxess Holdings, Inc.	6,500	118,105
Medallion Financial Corp.	13,100	105,193
Nelnet, Inc., Class A	22,640	508,721
NewStar Financial, Inc. *	29,500	224,495
Oppenheimer Holdings, Inc., Class A	7,700	195,965
optionsXpress Holdings, Inc. *	10,290	164,331
Penson Worldwide, Inc. (b)*	13,900	71,585
PICO Holdings, Inc. *	3,295	101,288
Piper Jaffray Cos., Inc. *	8,005	247,915
Portfolio Recovery Associates, Inc. *	3,645	244,397
Rewards Network, Inc. *	2,451	33,579
Sanders Morris Harris Group, Inc.	1,800	10,440
Stifel Financial Corp. *	8,940	423,667
SWS Group, Inc.	20,620	141,659
The First Marblehead Corp. *	64,600	144,058
TradeStation Group, Inc. *	5,000	27,450
W.P. Carey & Co., L.L.C.	17,225	536,731

16 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Waddell & Reed Financial, Inc., Class A	16,420	477,329
World Acceptance Corp. *	5,560	239,914

		11,063,175

Energy 5.9%
Adams Resources & Energy, Inc.	4,200	82,320
Allis-Chalmers Energy, Inc. *	68,000	349,520
Apco Oil & Gas International, Inc.	4,100	151,249
Approach Resources, Inc. *	6,300	97,335
Atlas Energy, Inc. *	14,896	433,772
ATP Oil & Gas Corp. (b)*	13,685	196,517
Atwood Oceanics, Inc. *	16,500	536,415
Basic Energy Services, Inc. *	48,085	531,820
Berry Petroleum Co., Class A	17,520	599,359
Bill Barrett Corp. *	7,740	292,185
Brigham Exploration Co. *	6,035	127,278
Bristow Group, Inc. *	15,605	605,162
Bronco Drilling Co., Inc. *	23,805	100,457
Cal Dive International, Inc. *	69,543	351,888
CARBO Ceramics, Inc.	3,080	258,012
Carrizo Oil & Gas, Inc. *	8,705	205,612
Clayton Williams Energy, Inc. *	5,385	321,592
Cloud Peak Energy, Inc. *	33,300	578,421
Cobalt International Energy, Inc. *	6,900	63,825
Comstock Resources, Inc. *	15,855	354,359
Concho Resources, Inc. *	10,840	744,383
Contango Oil & Gas Co. *	2,660	139,889
Continental Resources, Inc. *	3,600	171,108
Copano Energy L.L.C.	25,740	719,690
Core Laboratories N.V.	4,690	364,741
CVR Energy, Inc. *	19,400	184,688
Dawson Geophysical Co. *	4,600	114,264
Delek US Holdings, Inc.	17,900	131,565
Delta Petroleum Corp. *	59,635	43,653
DHT Holdings, Inc.	62,100	267,030
Dril-Quip, Inc. *	5,485	379,014
Endeavour International Corp. *	81,200	112,056
Energy XXI (Bermuda) Ltd. *	9,200	200,008
ENGlobal Corp. *	33,000	95,370
Geokinetics, Inc. (b)*	12,400	84,568
Global Industries Ltd. *	61,165	354,145
GMX Resources, Inc. (b)*	11,800	52,864
Goodrich Petroleum Corp. *	9,500	129,580
Gran Tierra Energy, Inc. *	43,400	323,764
Gulf Island Fabrication, Inc.	6,900	157,596
GulfMark Offshore, Inc., Class A *	16,305	482,791
Gulfport Energy Corp. *	8,100	134,946
Harvest Natural Resources, Inc. *	25,850	322,608
Hercules Offshore, Inc. *	148,300	349,988
Hornbeck Offshore Services, Inc. *	22,480	499,955
International Coal Group, Inc. *	132,955	747,207
InterOil Corp. (b)*	1,500	106,770
ION Geophysical Corp. *	67,805	331,566
James River Coal Co. *	7,200	124,632
Knightsbridge Tankers Ltd.	22,590	490,881
Lufkin Industries, Inc.	7,510	366,864
Matrix Service Co. *	16,600	150,728
McMoRan Exploration Co. *	28,260	475,898
Newpark Resources, Inc. *	54,240	318,931
Nordic American Tanker Shipping Ltd. (b)	22,185	577,476
Omega Navigation Enterprises, Inc., Class A *	1,200	1,452
Pacific Ethanol, Inc. (b)*	74,000	62,389
Parker Drilling Co. *	102,710	434,463
Patriot Coal Corp. *	28,100	379,069
Petroleum Development Corp. *	14,855	463,625
PetroQuest Energy, Inc. *	31,285	174,570
PHI, Inc. - Non Voting Shares *	10,785	188,414
Pioneer Drilling Co. *	44,400	273,504
PrimeEnergy Corp. *	3,500	68,215
Quicksilver Resources, Inc. *	15,500	232,035
REX American Resources Corp. *	5,800	96,222
Rex Energy Corp. *	7,000	86,240
Rosetta Resources, Inc. *	20,010	478,439
RPC, Inc.	11,865	261,149
SandRidge Energy, Inc. *	73,065	399,666
StealthGas, Inc. *	17,800	85,262
Stone Energy Corp. *	34,800	543,924
Swift Energy Co. *	17,105	544,794
T-3 Energy Services, Inc. *	4,900	164,003
Teekay Tankers Ltd., Class A (b)	29,400	349,272
Tesco Corp. *	15,700	198,762
TETRA Technologies, Inc. *	42,460	414,410
Tsakos Energy Navigation Ltd.	31,230	322,918
Union Drilling, Inc. *	16,100	73,577
USEC, Inc. *	146,000	784,020
VAALCO Energy, Inc. *	26,240	154,291
Venoco, Inc. *	6,800	105,264
W&T Offshore, Inc.	28,400	308,992
Willbros Group, Inc. *	20,300	179,858

		24,317,114

Food & Staples Retailing 0.5%
Arden Group, Inc., Class A	1,100	96,866
Ingles Markets, Inc., Class A	10,900	200,124
PriceSmart, Inc.	11,340	332,602
Spartan Stores, Inc.	28,400	424,580
Susser Holdings Corp. *	13,600	185,912
The Andersons, Inc.	14,025	552,164
Village Super Market, Inc., Class A	5,902	172,339

		1,964,587

Food, Beverage & Tobacco 1.7%
Alico, Inc.	3,600	92,160
Alliance One International, Inc. *	85,730	378,927
Cal-Maine Foods, Inc. (b)	6,600	191,202
Calavo Growers, Inc. (b)	5,300	116,229
Central European Distribution Corp. *	15,900	397,023
Coca-Cola Bottling Co.	4,600	245,272
Darling International, Inc. *	24,820	248,448
Diamond Foods, Inc.	5,700	251,940
Farmer Brothers Co.	3,409	55,942
Green Mountain Coffee Roasters, Inc. *	9,780	322,642
Hansen Natural Corp. *	6,355	325,440
Heckmann Corp. *	30,100	123,109
Imperial Sugar Co.	14,400	182,880

See financial notes 17

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
J & J Snack Foods Corp.	3,135	134,397
Lancaster Colony Corp.	6,965	347,414
Lance, Inc.	13,860	315,176
Mead Johnson Nutrition Co.	5,800	341,156
MGP Ingredients, Inc.	13,050	117,711
National Beverage Corp.	5,000	71,500
Omega Protein Corp. *	19,900	112,435
Reddy Ice Holdings, Inc. *	36,810	128,467
Sanderson Farms, Inc.	8,900	373,622
Smart Balance, Inc. *	25,400	90,424
The Boston Beer Co., Inc., Class A *	3,000	214,770
The Hain Celestial Group, Inc. *	26,870	664,495
Tootsie Roll Industries, Inc.	9,364	245,805
TreeHouse Foods, Inc. *	9,985	466,300
Vector Group Ltd. (b)	20,936	391,503
Zhongpin, Inc. (b)*	7,700	155,694

		7,102,083

Health Care Equipment & Services 4.7%
Air Methods Corp. *	5,400	220,860
Align Technology, Inc. *	9,400	160,082
Alliance HealthCare Services, Inc. *	29,275	115,344
Allied Healthcare International, Inc. *	39,100	110,653
Allscripts Healthcare Solutions, Inc. *	22,744	434,183
Amedisys, Inc. *	5,870	149,450
America Service Group, Inc.	4,900	74,970
American Dental Partners, Inc. *	10,400	121,264
American Medical Systems Holdings, Inc. *	11,015	222,503
AMN Healthcare Services, Inc. *	32,945	174,608
AmSurg Corp. *	20,125	363,860
Analogic Corp.	4,265	194,612
AngioDynamics, Inc. *	8,400	119,448
Assisted Living Concepts, Inc., Class A *	4,620	148,995
Bio-Reference Laboratories, Inc. *	5,400	116,424
BioScrip, Inc. *	29,600	166,648
Cantel Medical Corp.	5,000	92,600
Capital Senior Living Corp. *	23,600	140,656
Catalyst Health Solutions, Inc. *	10,100	382,285
Chemed Corp.	5,895	347,451
Computer Programs & Systems, Inc.	2,500	114,175
CONMED Corp. *	17,295	380,663
CorVel Corp. *	2,601	116,525
Cross Country Healthcare, Inc. *	18,265	133,335
Emdeon, Inc., Class A *	7,000	95,410
Emeritus Corp. (b)*	14,600	272,290
Ensign Group, Inc.	6,420	120,503
Five Star Quality Care, Inc. *	52,800	286,704
Gen-Probe, Inc. *	10,015	485,026
Gentiva Health Services, Inc. *	13,825	321,846
Greatbatch, Inc. *	10,220	222,285
Haemonetics Corp. *	6,000	327,900
Hanger Orthopedic Group, Inc. *	10,100	189,072
Healthways, Inc. *	19,160	200,797
HMS Holdings Corp. *	2,000	120,220
ICU Medical, Inc. *	3,650	133,225
IDEXX Laboratories, Inc. *	8,500	509,660
Immucor, Inc. *	12,300	214,020
Integra LifeSciences Holdings *	4,520	194,450
Invacare Corp.	15,965	431,055
Landauer, Inc.	2,350	143,561
LCA-Vision, Inc. *	12,530	87,209
LHC Group, Inc. *	3,760	101,144
Masimo Corp.	4,700	141,799
MedAssets, Inc. *	6,000	111,240
MedCath Corp. *	30,080	298,093
Medical Action Industries, Inc. *	4,400	43,648
MedQuist, Inc.	10,200	86,496
Meridian Bioscience, Inc.	6,125	140,201
Merit Medical Systems, Inc. *	7,820	123,634
Molina Healthcare, Inc. *	11,005	285,250
MWI Veterinary Supply, Inc. *	5,100	291,720
National Healthcare Corp.	4,650	169,306
Natus Medical, Inc. *	6,800	89,080
Omnicell, Inc. *	8,200	114,554
Orthofix International N.V. *	5,960	166,940
PharMerica Corp. *	18,340	184,134
Providence Service Corp. *	6,800	111,724
PSS World Medical, Inc. *	22,770	538,055
Psychiatric Solutions, Inc. *	20,595	694,051
Quality Systems, Inc.	2,430	156,152
RehabCare Group, Inc. *	6,945	154,387
Res-Care, Inc. *	33,225	439,567
ResMed, Inc. *	15,840	504,821
RTI Biologics, Inc. *	27,400	67,678
Select Medical Holdings Corp. *	11,900	89,012
Sirona Dental Systems, Inc. *	8,690	327,178
Skilled Healthcare Group, Inc., Class A *	36,960	138,600
SonoSite, Inc. *	3,380	105,355
STERIS Corp.	15,010	513,642
Sun Healthcare Group, Inc. *	72,100	685,671
Sunrise Senior Living, Inc. *	125,600	430,808
SurModics, Inc. *	4,160	49,754
Symmetry Medical, Inc. *	15,670	138,680
Syneron Medical Ltd. *	10,000	105,300
Team Health Holdings, Inc. *	6,400	85,440
The Cooper Cos., Inc.	15,585	768,964
Thoratec Corp. *	6,700	218,688
TomoTherapy, Inc. *	29,600	113,072
Triple-S Management Corp., Class B *	26,700	450,429
VCA Antech, Inc. *	23,775	491,429
Volcano Corp. *	4,000	97,680
West Pharmaceutical Services, Inc.	9,940	354,759
Wright Medical Group, Inc. *	7,840	104,586
Zoll Medical Corp. *	6,225	202,499

		19,442,047

Household & Personal Products 0.8%
American Oriental Bioengineering, Inc. (b)*	29,300	79,696
Cellu Tissue Holdings, Inc. *	300	3,582
Central Garden & Pet Co. *	12,000	124,200
Central Garden & Pet Co., Class A *	40,630	424,583
Elizabeth Arden, Inc. *	19,270	394,071
Herbalife Ltd.	14,305	913,517
Inter Parfums, Inc.	5,050	88,325
Mannatech, Inc. (b)*	36,600	68,442
Nu Skin Enterprises, Inc., Class A	17,010	520,506
Nutraceutical International Corp. *	6,400	104,000

18 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Prestige Brands Holdings, Inc. *	17,210	185,008
Revlon, Inc., Class A *	6,300	71,946
USANA Health Sciences, Inc. *	3,530	155,038
WD-40 Co.	5,915	218,204

		3,351,118

Insurance 2.7%
Alterra Capital Holdings Ltd.	22,855	461,671
American Equity Investment Life Holding Co.	46,715	506,858
American Safety Insurance Holdings Ltd. *	7,800	144,846
AMERISAFE, Inc. *	11,500	219,535
AmTrust Financial Services, Inc.	8,180	122,455
Argo Group International Holdings Ltd.	13,959	484,238
Assured Guaranty Ltd.	26,855	511,588
Baldwin & Lyons, Inc., Class B	4,900	122,500
Citizens, Inc. *	11,680	80,826
CNA Surety Corp. *	9,520	183,260
Crawford & Co., Class B *	12,515	32,038
Donegal Group, Inc., Class A	5,800	80,330
EMC Insurance Group, Inc.	4,600	97,244
Employers Holdings, Inc.	25,100	406,369
Enstar Group Ltd. *	2,210	177,220
FBL Financial Group, Inc., Class A	12,100	316,536
First Mercury Financial Corp.	3,800	61,940
Flagstone Reinsurance Holdings S.A.	18,800	204,920
FPIC Insurance Group, Inc. *	7,125	252,367
Global Indemnity plc *	15,870	267,886
Greenlight Capital Re Ltd., Class A *	6,000	171,360
Hallmark Financial Services, Inc. *	13,400	119,796
Harleysville Group, Inc.	13,535	464,656
Hilltop Holdings, Inc. *	11,970	119,580
Horace Mann Educators Corp.	27,790	519,395
Infinity Property & Casualty Corp.	9,165	474,289
Kansas City Life Insurance Co.	1,677	53,261
Maiden Holdings Ltd.	14,600	111,690
Meadowbrook Insurance Group, Inc.	26,800	231,284
National Financial Partners Corp. *	34,185	471,753
National Interstate Corp.	5,200	111,644
National Western Life Insurance Co., Class A	1,700	272,017
Presidential Life Corp.	18,645	178,433
RLI Corp.	8,650	496,683
Safety Insurance Group, Inc.	10,005	464,832
Seabright Holdings, Inc.	20,400	170,748
State Auto Financial Corp.	10,930	171,164
Stewart Information Services Corp.	24,700	267,254
Symetra Financial Corp.	15,200	167,960
The Navigators Group, Inc. *	7,065	324,778
Tower Group, Inc.	7,200	174,816
United Fire & Casualty Co.	14,460	289,634
Universal Insurance Holdings, Inc.	15,400	70,070
Validus Holdings Ltd.	22,800	646,608

		11,278,332

Materials 5.8%
A. Schulman, Inc.	20,133	436,886
A.M. Castle & Co. *	18,678	287,641
AEP Industries, Inc. *	4,740	115,514
AMCOL International Corp.	9,220	255,763
American Vanguard Corp.	12,100	89,177
Arch Chemicals, Inc.	14,490	514,540
Boise, Inc. *	73,300	531,425
Brush Engineered Materials, Inc. *	13,660	452,829
Buckeye Technologies, Inc.	22,380	403,959
Calgon Carbon Corp. *	8,200	123,082
Carpenter Technology Corp.	19,680	701,789
Clearwater Paper Corp. *	3,380	272,935
Coeur d’Alene Mines Corp. *	40,800	840,888
Compass Minerals International, Inc.	5,130	404,603
Deltic Timber Corp.	2,200	102,696
Eagle Materials, Inc.	19,570	459,112
Ferro Corp. *	73,930	1,014,320
General Steel Holdings, Inc. (b)*	24,000	71,280
Georgia Gulf Corp. *	35,224	712,582
Globe Specialty Metals, Inc.	10,100	156,954
H.B. Fuller Co.	22,480	463,987
Haynes International, Inc.	9,176	332,722
Headwaters, Inc. *	85,280	289,952
Hecla Mining Co. *	61,145	421,289
Horsehead Holding Corp. *	20,200	220,786
Innophos Holdings, Inc.	7,450	273,564
Innospec, Inc. *	23,180	392,437
Intrepid Potash, Inc. *	8,000	274,640
Kaiser Aluminum Corp.	6,480	291,535
KapStone Paper & Packaging Corp. *	8,300	106,240
Koppers Holdings, Inc.	10,060	280,473
Kraton Performance Polymers, Inc. *	11,200	363,552
Landec Corp. *	13,900	87,431
LSB Industries, Inc. *	8,620	192,657
Mercer International, Inc. *	75,600	400,680
Minerals Technologies, Inc.	8,210	481,681
Myers Industries, Inc.	23,005	203,134
Neenah Paper, Inc.	13,365	205,153
NewMarket Corp.	4,695	556,451
NL Industries, Inc.	9,565	109,902
Olympic Steel, Inc.	9,400	210,748
OM Group, Inc. *	19,035	633,294
Omnova Solutions, Inc. *	27,680	220,886
P.H. Glatfelter Co.	21,445	266,776
Penford Corp. *	11,300	67,122
PolyOne Corp. *	76,500	988,380
Qiao Xing Universal Resources, Inc. (b)*	58,100	102,837
Quaker Chemical Corp.	10,700	389,694
Royal Gold, Inc.	4,950	245,075
RTI International Metals, Inc. *	14,580	453,438
Schnitzer Steel Industries, Inc., Class A	14,510	750,022
Schweitzer-Mauduit International, Inc.	7,786	499,705
Sensient Technologies Corp.	23,345	754,277
ShengdaTech, Inc. (b)*	13,900	87,987
Solutia, Inc. *	35,740	647,251
Spartech Corp. *	32,765	277,192
Stepan Co.	6,265	422,512
Stillwater Mining Co. *	13,070	232,646
STR Holdings, Inc. (b)*	5,200	129,220

See financial notes 19

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Sutor Technology Group Ltd. *	4,000	8,400
Terra Nova Royalty Corp. *	9,500	74,860
Texas Industries, Inc. (b)	11,785	402,693
Titanium Metals Corp. *	24,850	488,551
United States Lime & Minerals, Inc. *	2,500	101,250
Universal Stainless & Alloy Products, Inc. *	3,800	109,972
US Gold Corp. *	33,400	174,682
Valhi, Inc.	4,900	98,882
Verso Paper Corp. *	29,600	108,336
Walter Energy, Inc.	4,575	402,417
Wausau Paper Corp. *	40,010	337,684
Zep, Inc.	7,200	130,608
Zoltek Cos., Inc. *	13,900	133,440

		23,847,078

Media 2.1%
AH Belo Corp., Class A *	19,000	138,130
Alloy, Inc. *	12,100	117,975
Arbitron, Inc.	6,860	173,695
Belo Corp., Class A *	79,200	458,568
Carmike Cinemas, Inc. *	13,175	105,532
Cinemark Holdings, Inc.	10,700	187,785
CKX, Inc. *	27,995	114,220
CTC Media, Inc.	6,800	160,480
Entercom Communications Corp., Class A *	36,000	300,600
Entravision Communications Corp., Class A *	63,955	135,585
Fisher Communications, Inc. *	3,800	69,464
Global Sources Ltd. *	12,368	94,491
Gray Television, Inc. *	129,400	252,330
Harte-Hanks, Inc.	31,835	384,567
John Wiley & Sons, Inc., Class A	13,515	583,307
Journal Communications, Inc., Class A *	55,015	253,619
Knology, Inc. *	6,700	97,485
Lee Enterprises, Inc. *	108,450	199,548
Liberty Media Corp - Capital, Series A *	9,200	529,368
LIN TV Corp., Class A *	37,033	154,057
Lions Gate Entertainment Corp. (b)*	76,100	550,203
LodgeNet Interactive Corp. *	20,050	51,127
Martha Stewart Living Omnimedia, Inc., Class A (b)*	17,700	77,172
Media General, Inc., Class A *	40,770	224,643
Mediacom Communications Corp., Class A *	57,340	395,646
Morningstar, Inc. *	3,435	167,697
Playboy Enterprises, Inc., Class B *	26,900	130,465
PRIMEDIA, Inc.	25,000	91,750
Radio One, Inc., Class D (b)*	60,330	69,983
Scholastic Corp. (b)	20,200	594,890
Sinclair Broadcast Group, Inc., Class A *	50,819	406,044
The McClatchy Co., Class A (b)*	134,600	371,496
Valassis Communications, Inc. *	16,785	553,905
World Wrestling Entertainment, Inc., Class A	29,800	412,432

		8,608,259

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Accelrys, Inc. *	20,776	150,626
Affymetrix, Inc. *	25,690	115,091
Albany Molecular Research, Inc. *	16,100	103,040
Alexion Pharmaceuticals, Inc. *	3,600	245,880
Alkermes, Inc. *	16,300	188,591
Bruker Corp. *	10,185	152,673
Cambrex Corp. *	83,029	376,121
Caraco Pharmaceutical Laboratories Ltd. *	18,900	97,524
Celera Corp. *	21,785	124,175
Cubist Pharmaceuticals, Inc. *	8,840	205,795
Dionex Corp. *	2,750	245,383
Emergent Biosolutions, Inc. *	4,700	84,929
Enzon Pharmaceuticals, Inc. *	9,600	108,000
eResearch Technology, Inc. *	17,000	129,540
Illumina, Inc. *	10,360	562,652
K-V Pharmaceutical Co., Class A (b)*	92,164	214,742
Kendle International, Inc. *	9,400	85,634
Luminex Corp. *	5,500	99,055
Martek Biosciences Corp. *	14,440	316,958
Medicis Pharmaceutical Corp., Class A	11,825	351,794
Myriad Genetics, Inc. *	7,240	144,293
Onyx Pharmaceuticals, Inc. *	3,100	83,173
Par Pharmaceutical Cos., Inc. *	12,670	411,902
PAREXEL International Corp. *	18,320	393,880
PDL BioPharma, Inc.	53,050	277,451
Perrigo Co.	12,280	809,006
Salix Pharmaceuticals Ltd. *	3,795	143,565
Techne Corp.	3,565	217,180
The Medicines Co. *	11,120	142,002
United Therapeutics Corp. *	3,020	181,200
ViroPharma, Inc. *	23,060	377,262

		7,139,117

Real Estate 8.0%
Acadia Realty Trust	17,274	329,588
Agree Realty Corp.	4,900	124,950
Alexander’s, Inc.	320	120,269
American Campus Communities, Inc.	15,360	485,837
American Capital Agency Corp.	16,800	482,496
Anworth Mortgage Asset Corp.	50,055	350,886
Arbor Realty Trust, Inc. *	66,200	350,860
Ashford Hospitality Trust *	113,585	1,152,888
Associated Estates Realty Corp.	14,500	201,405
Avatar Holdings, Inc. *	12,045	219,701
Capital Trust, Inc., Class A (b)*	91,500	133,590
CapLease, Inc.	60,400	353,944
Capstead Mortgage Corp.	42,350	482,790
Cedar Shopping Centers, Inc.	43,345	273,507
Chimera Investment Corp.	188,500	772,850
Cogdell Spencer, Inc.	17,100	112,347
Cohen & Co., Inc.	16,900	81,120
Cousins Properties, Inc.	63,391	469,727
DCT Industrial Trust, Inc.	116,500	583,665
DiamondRock Hospitality Co. *	74,187	784,898
Digital Realty Trust, Inc.	11,610	693,465
DuPont Fabros Technology, Inc.	11,200	281,120

20 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
EastGroup Properties, Inc.	9,750	394,680
Education Realty Trust, Inc.	32,500	243,750
Entertainment Properties Trust	16,530	764,182
Equity Lifestyle Properties, Inc.	4,770	271,508
Equity One, Inc.	19,100	357,170
Extra Space Storage, Inc.	41,065	665,253
FelCor Lodging Trust, Inc. *	222,550	1,368,682
First Potomac Realty Trust	22,500	370,800
Forest City Enterprises, Inc., Class A *	49,460	721,621
Forestar Group, Inc. *	15,560	266,076
Franklin Street Properties Corp.	29,320	391,422
Getty Realty Corp.	6,960	198,430
Gladstone Commercial Corp.	6,600	123,288
Glimcher Realty Trust	117,225	880,360
Government Properties Income Trust	5,700	152,133
Grubb & Ellis Co. (b)*	61,600	65,912
Hatteras Financial Corp.	11,200	327,936
Healthcare Realty Trust, Inc.	30,000	724,200
Hersha Hospitality Trust	81,640	498,004
HomeBanc Corp. (c),(d)*	6,875	—
Inland Real Estate Corp.	52,430	455,617
Investors Real Estate Trust	31,425	276,540
Kilroy Realty Corp.	26,015	888,933
Kite Realty Group Trust	43,480	207,834
LaSalle Hotel Properties	28,540	676,113
LTC Properties, Inc.	6,830	190,215
Medical Properties Trust, Inc.	38,600	431,934
Mid-America Apartment Communities, Inc.	12,545	765,621
Mission West Properties, Inc.	17,300	115,910
Monmouth Real Estate Investment Corp., Class A	12,100	99,462
MPG Office Trust, Inc. *	196,420	532,298
National Health Investors, Inc.	10,635	492,400
NorthStar Realty Finance Corp.	135,232	605,839
OMEGA Healthcare Investors, Inc.	25,590	588,570
One Liberty Properties, Inc.	9,803	156,456
Parkway Properties, Inc.	20,020	311,511
Post Properties, Inc.	33,920	1,032,525
Potlatch Corp.	10,600	360,930
PS Business Parks, Inc.	5,750	340,745
RAIT Financial Trust *	248,063	416,746
Ramco-Gershenson Properties Trust	34,670	401,479
Resource Capital Corp.	37,200	235,476
Saul Centers, Inc.	4,505	192,273
Sovran Self Storage, Inc.	13,170	514,552
Strategic Hotel & Resorts, Inc. *	175,555	798,775
Sun Communities, Inc.	14,455	471,378
Sunstone Hotel Investors, Inc. *	68,065	738,505
Tanger Factory Outlet Centers, Inc.	7,990	382,881
Taubman Centers, Inc.	11,495	533,598
The St. Joe Co. (b)*	19,370	391,080
U-Store-It Trust	56,275	484,528
Universal Health Realty Income Trust	3,400	126,310
Urstadt Biddle Properties	6,500	107,185
Urstadt Biddle Properties, Class A	9,495	182,399
Washington Real Estate Investment Trust	23,155	741,655
Winthrop Realty Trust	7,700	104,720

		32,980,303

Retailing 5.6%
1-800-FLOWERS.COM, Inc., Class A *	98,547	177,385
99 Cents Only Stores *	18,240	281,261
Aeropostale, Inc. *	14,255	347,537
AMCON Distributing Co.	100	6,915
America’s Car-Mart, Inc. *	2,400	64,008
Audiovox Corp., Class A *	29,920	193,882
bebe stores, Inc.	15,090	98,990
Big 5 Sporting Goods Corp.	14,140	191,173
Blue Nile, Inc. (b)*	1,700	72,420
Books-A-Million, Inc. (b)	22,700	144,145
Borders Group, Inc. *	280,000	341,600
Brown Shoe Co., Inc.	35,942	422,318
Build-A-Bear Workshop, Inc. *	27,050	190,161
Cache, Inc. *	19,600	97,804
Casual Male Retail Group, Inc. *	37,600	165,816
Christopher & Banks Corp.	35,840	213,606
Citi Trends, Inc. *	3,900	81,822
Coldwater Creek, Inc. *	54,860	184,878
Conn’s, Inc. (b)*	46,465	204,446
Destination Maternity Corp. *	6,200	226,486
drugstore.com, Inc. *	27,500	44,000
DSW, Inc., Class A *	18,325	609,673
Fred’s, Inc., Class A	33,570	402,169
Genesco, Inc. *	19,700	645,372
Guess?, Inc.	5,155	200,633
Haverty Furniture Cos., Inc.	15,200	162,488
hhgregg, Inc. *	6,300	145,152
Hibbett Sports, Inc. *	7,885	212,501
Hot Topic, Inc.	39,100	224,043
HSN, Inc. *	22,100	661,674
J. Crew Group, Inc. *	6,750	215,932
Jo-Ann Stores, Inc. *	10,450	451,962
Jos. A. Bank Clothiers, Inc. *	8,685	378,666
Kirkland’s, Inc. *	4,522	60,821
Lithia Motors, Inc., Class A	78,535	856,031
LKQ Corp. *	29,100	632,634
Lumber Liquidators Holdings, Inc. *	3,800	91,504
MarineMax, Inc. *	23,500	175,780
Monro Muffler Brake, Inc.	4,160	198,598
Netflix, Inc. *	7,855	1,362,842
New York & Co, Inc. *	45,600	142,272
NutriSystem, Inc.	6,930	132,502
Orbitz Worldwide, Inc. *	24,500	166,600
Overstock.com, Inc. (b)*	6,960	93,334
Pacific Sunwear of California, Inc. *	104,830	624,787
Pier 1 Imports, Inc. *	50,285	436,474
Priceline.com, Inc. *	2,620	987,242
Retail Ventures, Inc. *	40,700	553,113
Sally Beauty Holdings, Inc. *	33,365	406,052
Select Comfort Corp. *	22,470	186,726
Shoe Carnival, Inc. *	7,800	178,620
Shutterfly, Inc. *	5,600	168,560
Stage Stores, Inc.	36,255	483,279
Stein Mart, Inc. *	31,515	295,926
Syms Corp. *	2,800	20,412
Systemax, Inc.	9,145	118,428

See financial notes 21

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
The Bon-Ton Stores, Inc. (b)*	35,811	411,110
The Buckle, Inc. (b)	7,722	224,633
The Cato Corp., Class A	15,195	401,908
The Children’s Place Retail Stores, Inc. *	14,760	650,325
The Dress Barn, Inc. *	23,871	547,601
The Finish Line, Inc., Class A	27,852	426,136
The Gymboree Corp. *	7,760	504,866
The Men’s Wearhouse, Inc.	29,155	712,548
The Pep Boys - Manny, Moe & Jack	51,515	602,210
The Talbots, Inc. *	15,880	155,306
TravelCenters of America L.L.C. *	106,100	312,995
Tuesday Morning Corp. *	30,230	144,802
Ulta Salon, Cosmetics & Fragrance, Inc. *	14,000	429,660
ValueVision Media, Inc., Class A *	27,720	65,696
Vitamin Shoppe, Inc. *	4,200	116,802
West Marine, Inc. *	15,280	149,897
Wet Seal, Inc., Class A *	38,060	133,210
Weyco Group, Inc.	3,300	82,335
Zale Corp. (b)*	110,400	282,624
Zumiez, Inc. *	7,080	185,638

		22,973,757

Semiconductors & Semiconductor Equipment 4.1%
Actel Corp. *	6,830	142,474
Advanced Energy Industries, Inc. *	14,520	208,507
ANADIGICS, Inc. *	31,600	213,932
Applied Micro Circuits Corp. *	13,240	133,327
Atheros Communications *	8,345	259,029
Atmel Corp. *	155,600	1,378,616
ATMI, Inc. *	12,615	222,907
Avago Technologies Ltd. *	16,400	404,752
Axcelis Technologies, Inc. *	102,260	219,859
Brooks Automation, Inc. *	29,490	200,237
Cabot Microelectronics Corp. *	6,730	259,980
Canadian Solar, Inc. *	5,300	74,041
Cirrus Logic, Inc. *	12,535	161,075
Cohu, Inc.	7,410	106,334
Cree, Inc. *	9,195	471,612
Cymer, Inc. *	10,020	370,239
Cypress Semiconductor Corp. *	30,605	431,530
Diodes, Inc. *	8,397	184,566
DSP Group, Inc. *	13,140	94,082
Energy Conversion Devices, Inc. (b)*	32,130	144,906
Entegris, Inc. *	53,745	321,395
Evergreen Solar, Inc. (b)*	103,000	95,790
Exar Corp. *	11,815	78,570
FEI Co. *	12,120	263,731
FormFactor, Inc. *	10,265	99,878
Hittite Microwave Corp. *	3,255	168,186
Integrated Device Technology, Inc. *	74,380	438,098
International Rectifier Corp. *	29,900	694,577
Intersil Corp., Class A	42,000	549,780
IXYS Corp. *	7,300	74,752
Kulicke & Soffa Industries, Inc. *	19,980	124,276
Lattice Semiconductor Corp. *	37,200	180,792
Micrel, Inc.	9,850	117,314
Microsemi Corp. *	20,745	414,900
MKS Instruments, Inc. *	20,350	420,227
Monolithic Power Systems *	4,600	73,922
Netlogic Microsystems, Inc. *	4,290	128,957
OmniVision Technologies, Inc. *	19,880	539,344
Pericom Semiconductor Corp. *	9,900	93,258
Photronics, Inc. *	66,725	419,033
PMC-Sierra, Inc. *	46,025	353,932
Power Integrations, Inc.	3,360	114,778
RF Micro Devices, Inc. *	66,345	483,655
Semtech Corp. *	14,205	304,129
Sigma Designs, Inc. *	10,450	119,234
Silicon Image, Inc. *	62,760	385,974
Silicon Laboratories, Inc. *	4,190	167,181
Skyworks Solutions, Inc. *	38,310	877,682
Standard Microsystems Corp. *	9,890	238,745
SunPower Corp., Class A (b)*	13,700	186,868
SunPower Corp., Class B *	10,469	138,191
Supertex, Inc. *	3,600	84,564
Teradyne, Inc. *	45,400	510,296
Tessera Technologies, Inc. *	16,190	319,429
Trident Microsystems, Inc. *	34,500	64,170
TriQuint Semiconductor, Inc. *	44,560	458,968
Ultra Clean Holdings, Inc. *	10,800	81,324
Ultratech, Inc. *	7,200	131,832
Varian Semiconductor Equipment Associates, Inc. *	12,612	412,034
Veeco Instruments, Inc. (b)*	5,860	245,241
Verigy Ltd. *	21,620	198,039
Zoran Corp. *	20,235	143,264

		16,998,315

Software & Services 7.3%
ACI Worldwide, Inc. *	9,100	221,767
Acxiom Corp. *	35,115	616,268
Advent Software, Inc. *	2,560	137,523
Ancestry.com, Inc. *	5,300	141,351
ANSYS, Inc. *	11,500	520,375
Ariba, Inc. *	12,745	239,351
AsiaInfo-Linkage, Inc. *	7,500	166,650
Blackbaud, Inc.	5,600	142,184
Blackboard, Inc. (b)*	2,720	113,533
Cadence Design Systems, Inc. *	79,100	669,977
Cass Information Systems, Inc.	3,100	107,043
CDC Corp., Class A *	18,063	82,367
CIBER, Inc. *	95,570	350,742
Compuware Corp. *	84,300	843,843
Concur Technologies, Inc. *	5,500	283,910
CSG Systems International, Inc. *	11,545	224,435
DealerTrack Holdings, Inc. *	9,595	185,375
Deltek, Inc. *	11,800	92,748
Diamond Management & Technology Consultants, Inc.	17,100	213,237
Dice Holdings, Inc. *	12,700	114,935
Digital River, Inc. *	12,650	471,339
Dynamics Research Corp. *	4,200	47,460
EarthLink, Inc.	62,475	561,650
Epicor Software Corp. *	24,065	226,211
EPIQ Systems, Inc.	12,970	152,008
Equinix, Inc. *	8,607	725,054
Euronet Worldwide, Inc. *	18,495	334,020
Exlservice Holdings, Inc. *	2,700	51,435
FactSet Research Systems, Inc.	4,865	427,050
Fair Isaac Corp.	14,705	353,508

22 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Forrester Research, Inc. *	2,725	90,116
Gartner, Inc. *	9,500	301,055
Genpact Ltd. *	31,750	504,825
GigaMedia Ltd. *	29,500	51,035
Global Cash Access Holdings, Inc. *	23,735	86,395
Global Payments, Inc.	13,570	528,687
GSI Commerce, Inc. *	11,980	292,552
Heartland Payment Systems, Inc.	16,665	237,976
iGATE Corp.	10,400	212,576
Informatica Corp. *	10,755	437,621
InfoSpace, Inc. *	11,900	100,436
Internap Network Services Corp. *	23,200	116,000
Internet Brands, Inc., Class A *	11,500	152,260
j2 Global Communications, Inc. *	8,485	223,580
Jack Henry & Associates, Inc.	24,180	656,729
JDA Software Group, Inc. *	10,185	257,680
Kenexa Corp. *	11,400	208,506
Lawson Software, Inc. *	40,600	361,340
Lender Processing Services, Inc.	15,800	455,672
Lionbridge Technologies, Inc. *	41,200	206,000
Liquidity Services, Inc. *	7,700	123,200
Manhattan Associates, Inc. *	5,095	156,824
ManTech International Corp., Class A *	10,200	399,942
MAXIMUS, Inc.	4,145	251,311
Mentor Graphics Corp. *	43,020	464,616
MICROS Systems, Inc. *	15,140	687,205
MicroStrategy, Inc., Class A *	2,728	247,239
ModusLink Global Solutions, Inc. *	31,275	207,353
Monotype Imaging Holdings, Inc. *	10,100	96,253
NCI, Inc., Class A *	3,400	63,376
Ness Technologies, Inc. *	29,400	141,708
Net 1 UEPS Technologies, Inc. *	14,760	181,991
NetScout Systems, Inc. *	7,000	164,290
NeuStar, Inc., Class A *	12,575	324,561
Novell, Inc. *	103,115	611,472
Openwave Systems, Inc. *	56,435	116,256
Parametric Technology Corp. *	28,040	602,019
Perficient, Inc. *	8,600	90,816
PRGX Global, Inc. *	16,400	98,400
Progress Software Corp. *	11,250	420,412
Quest Software, Inc. *	20,380	533,345
Rackspace Hosting, Inc. (b)*	9,020	225,139
Radiant Systems, Inc. *	10,200	199,002
RealNetworks, Inc. *	35,545	106,635
Red Hat, Inc. *	12,000	507,120
Renaissance Learning, Inc.	7,840	109,525
Rovi Corp. *	17,369	879,740
S1 Corp. *	17,400	101,268
Salesforce.com, Inc. *	3,735	433,521
Sapient Corp.	20,980	276,097
SAVVIS, Inc. *	12,260	294,117
SINA Corp. *	7,280	409,864
Sohu.com, Inc. *	5,000	372,500
Solera Holdings, Inc.	10,660	512,213
SRA International, Inc., Class A *	20,815	416,508
StarTek, Inc. *	19,400	79,152
Synchronoss Technologies, Inc. *	4,800	102,288
Syntel, Inc.	3,955	193,241
Take-Two Interactive Software, Inc. *	41,255	439,778
Taleo Corp., Class A *	5,300	152,057
TeleCommunication Systems, Inc., Class A *	13,100	70,871
TeleTech Holdings, Inc. *	16,210	246,068
Telvent GIT, S.A. (b)*	3,300	83,721
The Knot, Inc. *	12,900	116,616
THQ, Inc. *	66,710	266,840
TIBCO Software, Inc. *	45,330	871,243
TNS, Inc. *	8,495	162,594
Tyler Technologies, Inc. *	1,980	40,412
United Online, Inc.	49,927	308,549
ValueClick, Inc. *	27,880	383,629
VeriFone Systems, Inc. *	8,500	287,555
VistaPrint N.V. *	2,420	101,809
WebMD Health Corp. *	5,684	297,160
Websense, Inc. *	5,590	112,471
Wright Express Corp. *	19,100	720,261

		30,160,543

Technology Hardware & Equipment 5.9%
Acme Packet, Inc. *	5,100	201,705
ADTRAN, Inc.	15,345	495,183
Agilysys, Inc. *	15,322	91,932
Anaren, Inc. *	3,800	63,574
Arris Group, Inc. *	53,305	496,269
Aviat Networks, Inc. *	30,560	139,048
Avid Technology, Inc. *	22,025	277,955
Bel Fuse, Inc., Class B	4,300	98,083
Black Box Corp.	11,140	369,848
Blue Coat Systems, Inc. *	4,500	121,365
Checkpoint Systems, Inc. *	19,480	428,560
China Security & Surveillance Technology, Inc. (b)*	19,900	107,460
Ciena Corp. *	16,560	230,018
Cogent, Inc. *	11,580	121,822
Cognex Corp.	11,065	295,435
Cogo Group, Inc. *	13,500	102,735
Coherent, Inc. *	11,040	463,238
Comtech Telecommunications Corp.	10,670	328,849
CPI International, Inc. *	8,000	112,960
CTS Corp.	25,395	257,759
Daktronics, Inc.	15,265	166,694
DG Fastchannel, Inc. *	4,000	94,200
Digi International, Inc. *	11,100	107,226
Electro Rent Corp.	6,905	102,608
Electro Scientific Industries, Inc. *	12,735	147,981
Electronics for Imaging, Inc. *	22,802	312,159
EMS Technologies, Inc. *	9,900	176,616
Emulex Corp. *	27,865	317,661
Extreme Networks, Inc. *	38,065	121,427
F5 Networks, Inc. *	7,540	887,458
FARO Technologies, Inc. *	4,200	101,388
Finisar Corp. *	9,230	157,002
Gerber Scientific, Inc. *	38,900	260,241
Globecomm Systems, Inc. *	1,000	8,950
Harmonic, Inc. *	34,000	237,320
Hughes Communications, Inc. *	4,130	117,251
Hutchinson Technology, Inc. *	30,200	102,982
Hypercom Corp. *	25,000	149,000
Imation Corp. *	61,085	594,968
Infinera Corp. *	14,700	120,393
InterDigital, Inc. *	6,000	201,420

See financial notes 23

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Intermec, Inc. *	16,835	196,128
Intevac, Inc. *	5,600	56,560
IPG Photonics Corp. *	6,960	156,600
Itron, Inc. *	8,825	536,295
Ixia *	10,215	159,865
JDS Uniphase Corp. *	41,600	437,216
L-1 Identity Solutions, Inc. *	36,560	431,042
Littelfuse, Inc. *	8,845	375,293
Loral Space & Communications, Inc. *	6,250	347,687
Measurement Specialties, Inc. *	10,200	227,868
Mercury Computer Systems, Inc. *	11,500	182,160
Methode Electronics, Inc.	24,030	223,239
MTS Systems Corp.	5,480	179,580
Multi-Fineline Electronix, Inc. *	4,820	117,994
Nam Tai Electronics, Inc. *	64,240	309,637
National Instruments Corp.	10,295	358,163
NETGEAR, Inc. *	7,350	226,453
Newport Corp. *	20,130	292,489
Novatel Wireless, Inc. *	17,300	181,304
Oplink Communications, Inc. *	5,800	101,384
Opnext, Inc. *	52,000	78,520
Orbotech Ltd. *	21,100	205,303
OSI Systems, Inc. *	5,090	183,240
Park Electrochemical Corp.	8,610	232,470
PC Connection, Inc. *	20,000	168,400
PC Mall, Inc. *	24,300	151,146
Plantronics, Inc.	11,310	405,803
Plexus Corp. *	14,680	445,538
Polycom, Inc. *	21,270	718,501
Power-One, Inc. (b)*	40,000	416,400
Powerwave Technologies, Inc. (b)*	119,620	260,772
QLogic Corp. *	29,280	514,450
Quantum Corp. *	71,000	239,980
RadiSys Corp. *	10,000	97,700
Riverbed Technology, Inc. *	5,000	287,700
Rofin-Sinar Technologies, Inc. *	12,710	354,990
Rogers Corp. *	5,720	203,632
ScanSource, Inc. *	19,340	579,040
SeaChange International, Inc. *	12,000	96,480
Silicon Graphics International Corp. *	15,860	120,060
Smart Modular Technologies (WWH), Inc. *	26,300	194,357
Sonus Networks, Inc. *	76,570	238,133
STEC, Inc. (b)*	5,400	84,240
Super Micro Computer, Inc. *	10,100	112,312
Sycamore Networks, Inc.	10,000	304,900
Symmetricom, Inc. *	13,200	82,236
Synaptics, Inc. (b)*	5,605	150,943
Technitrol, Inc.	53,010	243,846
Tekelec *	17,635	229,608
TESSCO Technologies, Inc.	4,200	63,420
TTM Technologies, Inc. *	32,800	343,744
UTStarcom, Inc. *	219,900	444,198
ViaSat, Inc. *	10,015	412,318
Westell Technologies, Inc., Class A *	90,533	265,262
X-Rite, Inc. *	1,800	7,290
Xyratex Ltd. *	19,425	300,699
Zebra Technologies Corp., Class A *	17,220	616,132

		24,239,463

Telecommunication Services 1.4%
AboveNet, Inc. *	2,700	153,603
Alaska Communication Systems Group, Inc.	42,440	425,673
Atlantic Tele-Network, Inc.	2,200	92,972
Cbeyond, Inc. *	9,760	132,248
Cincinnati Bell, Inc. *	196,615	481,707
Clearwire Corp., Class A (b)*	15,000	106,350
Cogent Communications Group, Inc. *	6,900	74,865
Consolidated Communications Holdings, Inc.	13,300	246,316
General Communication, Inc., Class A *	51,860	541,937
Global Crossing Ltd. *	17,885	243,236
Globalstar, Inc. (b)*	46,080	73,728
IDT Corp., Class B *	36,100	529,948
Iridium Communications, Inc. *	12,200	100,650
Neutral Tandem, Inc. *	5,300	77,486
NTELOS Holdings Corp.	11,340	206,048
PAETEC Holding Corp. *	53,900	227,458
Premiere Global Services, Inc. *	34,700	237,001
SBA Communications Corp., Class A *	10,005	392,796
Shenandoah Telecommunications Co.	6,800	124,100
SureWest Communications *	21,870	174,960
Syniverse Holdings, Inc. *	19,165	584,341
USA Mobility, Inc.	34,505	580,719

		5,808,142

Transportation 3.8%
Aegean Marine Petroleum Network, Inc.	5,800	92,858
Air Transport Services Group, Inc. *	73,730	495,466
AirTran Holdings, Inc. *	124,895	924,223
Allegiant Travel Co.	2,080	97,947
American Commercial Lines, Inc. *	5,261	174,402
Arkansas Best Corp.	20,440	517,745
Atlas Air Worldwide Holdings, Inc. *	13,000	679,380
Celadon Group, Inc. *	15,980	207,261
Copa Holdings S.A., Class A	7,500	380,475
Danaos Corp. *	26,100	118,233
Diana Shipping, Inc. *	25,635	349,918
DryShips, Inc. *	116,420	479,650
Dynamex, Inc. *	7,600	160,664
Eagle Bulk Shipping, Inc. *	49,960	256,295
Euroseas Ltd.	34,500	139,035
Excel Maritime Carriers Ltd. (b)*	42,124	245,162
ExpressJet Holdings, Inc. *	75,100	505,423
Forward Air Corp.	8,325	223,776
Genco Shipping & Trading Ltd. *	25,445	421,115
Genesee & Wyoming, Inc., Class A *	12,165	562,388
Global Ship Lease, Inc., Class A *	39,300	180,780
Hawaiian Holdings, Inc. *	19,840	145,229
Heartland Express, Inc.	22,965	342,408
Horizon Lines, Inc., Class A	58,450	251,919
Hub Group, Inc., Class A *	16,610	539,327
International Shipholding Corp.	3,500	97,895
Kirby Corp. *	19,620	843,464

24 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Knight Transportation, Inc.	13,525	241,692
Landstar System, Inc.	13,170	495,455
Macquarie Infrastructure Co. L.L.C. *	40,000	723,200
Marten Transport Ltd.	10,600	225,144
Navios Maritime Holdings, Inc.	46,200	276,738
OceanFreight, Inc., Class A (b)*	78,533	77,748
Old Dominion Freight Line, Inc. *	27,150	761,557
Pacer International, Inc. *	69,160	385,221
Paragon Shipping, Inc., Class A	23,600	88,028
Park-Ohio Holdings Corp. *	14,600	231,994
Patriot Transportation Holding, Inc. *	1,100	74,811
Pinnacle Airlines Corp. *	25,700	148,032
RailAmerica, Inc. *	7,900	91,640
Republic Airways Holdings, Inc. *	69,630	646,863
Safe Bulkers, Inc.	12,100	102,245
Saia, Inc. *	21,300	308,424
Seaspan Corp.	38,600	519,942
Star Bulk Carriers Corp. (b)	52,900	154,468
TBS International plc, Class A *	47,500	196,650
Ultrapetrol Bahamas Ltd. *	31,900	207,669
Universal Truckload Services, Inc. *	6,000	86,100
USA Truck, Inc. *	7,200	98,784
YRC Worldwide, Inc. (b)*	20,111	88,689

		15,663,532

Utilities 2.0%
ALLETE, Inc.	19,920	724,690
American States Water Co.	8,415	314,300
California Water Service Group	8,440	315,150
Central Vermont Public Service Corp.	8,045	162,670
CH Energy Group, Inc.	12,005	545,627
Chesapeake Utilities Corp.	3,850	141,257
Connecticut Water Service, Inc.	4,000	97,640
El Paso Electric Co. *	26,390	649,194
ITC Holdings Corp.	9,370	586,656
MGE Energy, Inc.	11,400	462,270
Middlesex Water Co.	6,400	114,304
Northwest Natural Gas Co.	13,005	641,016
Ormat Technologies, Inc.	4,600	131,146
Otter Tail Corp.	27,780	570,046
SJW Corp.	7,320	177,144
South Jersey Industries, Inc.	11,540	581,154
The Empire District Electric Co.	25,310	532,522
The Laclede Group, Inc.	18,240	640,406
UIL Holdings Corp.	19,225	556,756
Unitil Corp.	5,700	123,804

		8,067,752

Total Common Stock
(Cost $339,415,995)		408,569,785

Rights 0.3% of net assets

Banks 0.3%
Pacific Capital Bancorp (b),(c),(d)*	2,926,991	1,287,876

Total Rights
(Cost $—)		1,287,876

Other Investment Company 0.5% of net assets

Money Fund 0.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	2,016,466	2,016,466

Total Other Investment Company
(Cost $2,016,466)		2,016,466

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.14%, 12/16/10 (a)	226,800	226,763
0.17%, 12/16/10 (a)	30,000	29,995
0.13%, 12/16/10 (a)	25,000	24,996
0.11%, 12/16/10 (a)	65,000	64,990

Total Short-Term Investments
(Cost $346,744)		346,744

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 3.7% of net assets

State Street Navigator Security Lending Prime Portfolio	15,374,683	15,374,683

Total Collateral Invested for Securities on Loan
(Cost $15,374,683)		15,374,683

End of Collateral Invested for Securities on Loan

See financial notes 25

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

At 10/31/10 tax basis cost of the fund’s investments was $343,109,916 and the unrealized appreciation and depreciation were $97,982,129 and ($28,871,174), respectively, with a net unrealized appreciation of $69,110,955.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $1,287,876 or 0.3% of net assets.

In addition to the above, the fund held the following at 10/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, mini, Long, expires 12/17/10	25	1,755,500	174,694

26 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.7%		Common Stock	267,360,710	296,635,667
0.5%		Preferred Stock	1,206,105	1,618,476
0.0%		Rights	44,772	71,458
0.0%		Warrants	2,575	2,477
0.4%		Other Investment Company	1,105,428	1,311,230
0.5%		Short-Term Investment	1,475,084	1,475,084

100.1%		Total Investments	271,194,674	301,114,392
0.2%		Collateral Invested for Securities on Loan	571,678	571,678
(0	.3)%	Other Assets and Liabilities, Net		(1,010,149)

100.0%		Total Net Assets		300,675,921

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Australia 5.0%

Banks 1.4%
Australia & New Zealand Banking Group Ltd.	43,489	1,060,990
Commonwealth Bank of Australia	23,598	1,134,432
National Australia Bank Ltd.	49,193	1,231,221
Westpac Banking Corp.	39,773	885,624

		4,312,267

Capital Goods 0.0%
Leighton Holdings Ltd.	1,928	69,379

Commercial & Professional Supplies 0.0%
Brambles Ltd.	17,995	112,535

Consumer Services 0.1%
Crown Ltd.	7,173	58,743
TABCORP Holdings Ltd.	27,383	198,090
Tatts Group Ltd.	34,854	85,359

		342,192

Diversified Financials 0.1%
BGP Holdings plc (a),(b)*	453,854	—
Macquarie Group Ltd.	6,531	232,211

		232,211

Energy 0.2%
Caltex Australia Ltd.	8,316	94,734
Origin Energy Ltd.	11,110	173,930
Santos Ltd.	8,369	103,482
Woodside Petroleum Ltd.	4,184	178,921
WorleyParsons Ltd.	2,762	62,246

		613,313

Food & Staples Retailing 0.4%
Metcash Ltd.	20,141	86,223
Wesfarmers Ltd.	16,228	528,005
Wesfarmers Ltd., Price Protected Shares	2,598	85,100
Woolworths Ltd.	19,670	546,058

		1,245,386

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	7,923	94,438
Foster’s Group Ltd.	31,527	180,759

		275,197

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	5,522	58,915

Insurance 0.4%
AMP Ltd.	37,443	196,095
AXA Asia Pacific Holdings Ltd.	13,351	71,097
Insurance Australia Group Ltd.	47,110	176,193
QBE Insurance Group Ltd.	15,324	257,759
Suncorp-Metway Ltd.	41,730	376,720

		1,077,864

Materials 1.4%
Alumina Ltd.	44,300	88,520
Amcor Ltd.	25,178	165,912
BHP Billiton Ltd.	50,982	2,106,641
BlueScope Steel Ltd.	71,607	140,709
Boral Ltd.	24,278	104,538
DuluxGroup Ltd. *	18,483	48,884
Incitec Pivot Ltd.	27,993	102,502
Newcrest Mining Ltd.	4,052	159,462
OneSteel Ltd.	29,978	79,568
Orica Ltd.	5,142	127,057
Rio Tinto Ltd.	12,620	1,027,045
Sims Metal Management Ltd.	4,577	73,511

		4,224,349

Media 0.0%
Fairfax Media Ltd.	45,941	65,268

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	3,733	120,386

Real Estate 0.4%
CFS Retail Property Trust	37,412	68,117
Dexus Property Group	116,220	94,654
Goodman Group	131,503	81,341
GPT Group	37,567	102,903
Lend Lease Corp., Ltd.	19,266	136,015
Mirvac Group	69,806	88,824
Stockland	48,937	181,223
Westfield Group	39,103	475,586

		1,228,663

Telecommunication Services 0.2%
Telstra Corp., Ltd.	158,469	415,270

Transportation 0.2%
Intoll Group	72,731	107,163
MAP Group	20,464	61,153
Qantas Airways Ltd. *	46,082	128,658

See financial notes 27

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Toll Holdings Ltd.	13,299	80,901
Transurban Group	14,681	75,109

		452,984

Utilities 0.0%
AGL Energy Ltd.	6,456	101,935

		14,948,114

Austria 0.5%

Banks 0.1%
Erste Group Bank AG	6,216	280,848
Raiffeisen International Bank-Holding AG	1,400	79,067

		359,915

Capital Goods 0.1%
Strabag SE	2,225	57,552
Wienerberger AG *	5,248	88,444

		145,996

Energy 0.1%
OMV AG	5,490	205,334

Insurance 0.0%
Vienna Insurance Group AG	645	34,678

Materials 0.1%
Voestalpine AG	6,422	255,013

Real Estate 0.0%
Immofinanz AG *	34,033	134,217

Telecommunication Services 0.1%
Telekom Austria AG	14,893	228,069

Utilities 0.0%
Verbund AG	1,010	40,404

		1,403,626

Belgium 1.1%

Banks 0.2%
Dexia S.A. *	52,834	235,432
KBC GROEP N.V. *	7,109	309,556

		544,988

Diversified Financials 0.1%
Banque Nationale de Belgique	9	45,368
Compagnie Nationale a Portefeuille / Nationale Portefeuille Maatschappij	604	32,318
Groupe Bruxelles Lambert S.A.	1,535	135,981
KBC Ancora *	1,927	43,364

		257,031

Food & Staples Retailing 0.1%
Colruyt S.A.	1,120	63,217
Delhaize Group	3,515	245,686

		308,903

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	7,356	461,983

Insurance 0.3%
Ageas	289,640	891,818

Materials 0.1%
Solvay S.A.	1,287	136,383
Umicore	3,969	187,016

		323,399

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	2,419	93,837

Retailing 0.0%
S.A. D’Ieteren N.V.	98	53,487

Telecommunication Services 0.1%
Belgacom S.A.	4,734	185,892
Mobistar S.A.	515	34,093

		219,985

		3,155,431

Canada 5.3%

Automobiles & Components 0.2%
Magna International, Inc., Class A	4,959	448,493

Banks 1.5%
Bank of Montreal	11,013	650,371
Bank of Nova Scotia	16,748	897,748
Canadian Imperial Bank of Commerce	7,077	542,831
National Bank of Canada	2,930	192,853
Royal Bank of Canada	20,144	1,074,254
The Toronto-Dominion Bank	13,859	998,082

		4,356,139

Capital Goods 0.1%
Bombardier, Inc., Class A	15,700	78,046
Bombardier, Inc., Class B	23,168	115,397
Finning International, Inc.	3,780	88,876

		282,319

Diversified Financials 0.1%
CI Financial Corp.	3,500	73,267
IGM Financial, Inc.	2,020	85,482
Onex Corp.	5,761	168,724

		327,473

Energy 1.0%
Cameco Corp.	2,600	80,429
Canadian Natural Resources Ltd.	10,700	389,539
Cenovus Energy, Inc.	4,709	131,034
Enbridge, Inc.	6,019	332,907
Encana Corp.	20,109	568,036
Husky Energy, Inc.	6,167	153,102
Imperial Oil Ltd.	3,923	150,858
Nexen, Inc.	7,426	158,000
Suncor Energy, Inc.	10,745	344,295
Talisman Energy, Inc.	14,081	255,278
TransCanada Corp.	11,435	422,352

		2,985,830

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	5,037	119,616
Empire Co., Ltd, Class A	2,533	144,966
George Weston Ltd.	1,805	145,034
Loblaw Cos., Ltd.	3,264	139,470
Metro, Inc., Class A	2,240	102,786
Shoppers Drug Mart Corp.	2,959	112,569

28 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
The Jean Coutu Group (PJC), Inc., Class A	6,123	55,052

		819,493

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	1,800	68,795
Viterra, Inc. *	8,100	77,593

		146,388

Insurance 0.6%
Fairfax Financial Holdings Ltd.	362	148,076
Great-West Lifeco, Inc.	5,420	141,572
Intact Financial Corp.	2,123	96,148
Manulife Financial Corp.	40,048	506,932
Power Corp. of Canada	14,615	407,827
Power Financial Corp.	6,214	187,108
Sun Life Financial, Inc.	15,790	446,808

		1,934,471

Materials 0.5%
Agrium, Inc.	1,712	151,443
Barrick Gold Corp.	7,658	368,821
Goldcorp, Inc.	5,110	228,169
Kinross Gold Corp.	5,853	105,307
Potash Corp. of Saskatchewan, Inc.	1,814	262,344
Teck Resources Ltd., Class B	8,357	373,644
Yamana Gold, Inc.	6,676	73,443

		1,563,171

Media 0.2%
Quebecor, Inc., Class B	2,692	97,106
Shaw Communications, Inc., Class B	5,777	123,878
Thomson Reuters Corp.	6,007	229,408

		450,392

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	10,555	313,370
Brookfield Properties Corp.	5,891	101,774
RioCan Real Estate Investment Trust	3,772	85,248

		500,392

Retailing 0.0%
Canadian Tire Corp., Ltd., Class A	2,119	123,807

Software & Services 0.0%
CGI Group, Inc., Class A *	4,717	72,566

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	8,412	70,849
Research In Motion Ltd. *	2,206	125,473

		196,322

Telecommunication Services 0.2%
BCE, Inc.	7,353	246,638
Manitoba Telecom Services, Inc.	2,500	71,404
Rogers Communications, Inc., Class B	6,904	251,547
Telus Corp.	2,378	105,388
Telus Corp. - Non Voting	1,331	56,299

		731,276

Transportation 0.2%
Canadian National Railway Co.	6,123	396,593
Canadian Pacific Railway Ltd.	3,232	210,671

		607,264

Utilities 0.1%
ATCO Ltd., Class I	2,033	103,952
Canadian Utilities Ltd., Class A	2,280	109,518
Fortis, Inc.	3,000	95,215
TransAlta Corp.	5,069	102,633

		411,318

		15,957,114

China 0.0%

Materials 0.0%
China Zhongwang Holdings Ltd.	73,200	43,768

Technology Hardware & Equipment 0.0%
Kingboard Chemical Holdings Ltd.	7,000	34,114
TPV Technology Ltd.	46,000	28,364

		62,478

		106,246

Denmark 0.7%

Banks 0.2%
Danske Bank A/S *	24,968	663,243

Capital Goods 0.0%
Vestas Wind Systems A/S *	2,686	85,624

Energy 0.0%
Torm A/S *	6,924	52,124

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	2,438	266,548
Danisco A/S	971	83,754

		350,302

Insurance 0.0%
Tryg A/S	1,032	52,000

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	4,625	485,634

Transportation 0.2%
AP Moller - Maersk A/S, Series A	18	151,289
AP Moller - Maersk A/S, Series B	46	399,161

		550,450

		2,239,377

Finland 1.3%

Capital Goods 0.2%
Kone Oyj, Class B	1,942	104,046
Metso Corp. Oyj	4,566	216,479
Wartsila Corp. Oyj	2,450	171,812
YIT Oyj	3,007	72,698

		565,035

Diversified Financials 0.0%
Pohjola Bank plc	5,736	72,569

Energy 0.0%
Neste Oil Oyj	6,002	99,565

Food & Staples Retailing 0.1%
Kesko Oyj, Class B	3,767	186,934

Insurance 0.1%
Sampo Oyj, Class A	13,444	376,465

See financial notes 29

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Materials 0.4%
Outokumpu Oyj	5,141	92,350
Rautaruukki Oyj	4,719	93,779
Stora Enso Oyj, Class R	36,896	366,601
UPM-Kymmene Oyj	28,456	472,807

		1,025,537

Media 0.0%
Sanoma Oyj	3,132	70,668

Technology Hardware & Equipment 0.4%
Nokia Corp.	94,830	1,018,415

Telecommunication Services 0.0%
Elisa Oyj	4,381	93,693

Utilities 0.1%
Fortum Oyj	9,920	281,351

		3,790,232

France 10.8%

Automobiles & Components 0.8%
Cie Generale des Etablissements Michelin, Class B	4,264	340,701
Faurecia *	3,363	91,230
PSA Peugeot Citroen S.A. *	22,356	894,258
Renault S.A. *	14,722	821,878
Valeo S.A. *	4,345	234,865

		2,382,932

Banks 1.5%
BNP Paribas	25,050	1,832,294
Credit Agricole S.A.	44,257	725,841
Natixis *	25,838	158,723
Societe Generale	27,914	1,673,850

		4,390,708

Capital Goods 1.3%
Alstom S.A.	3,915	197,715
Bouygues S.A.	9,097	402,344
Compagnie de Saint-Gobain	18,556	871,802
Eiffage S.A.	2,849	140,848
Legrand S.A.	2,877	111,091
Nexans S.A.	1,453	103,637
Rexel S.A. *	2,998	56,618
Safran S.A.	3,596	114,084
Schneider Electric S.A.	5,275	749,477
Thales S.A.	2,528	103,156
Vallourec S.A.	2,306	239,764
Vinci S.A.	11,911	638,682
Wendel	974	75,553

		3,804,771

Commercial & Professional Supplies 0.0%
Edenred *	4,490	94,050

Consumer Durables & Apparel 0.4%
Christian Dior S.A.	1,739	251,659
Hermes International	463	98,343
LVMH Moet Hennessy Louis Vuitton S.A.	4,536	711,662
Nexity	1,928	85,609

		1,147,273

Consumer Services 0.1%
Accor S.A.	4,490	184,259
Sodexo	2,555	166,278

		350,537

Diversified Financials 0.0%
Eurazeo	1,020	77,568

Energy 1.5%
Compagnie Generale de Geophysique-Veritas *	4,436	103,619
Esso S.A.F	495	66,483
Technip S.A.	1,776	149,616
Total S.A.	76,238	4,149,932

		4,469,650

Food & Staples Retailing 0.5%
Carrefour S.A.	24,172	1,308,751
Casino Guichard-Perrachon S.A.	1,858	174,802
Rallye S.A.	2,484	97,166

		1,580,719

Food, Beverage & Tobacco 0.3%
DANONE S.A.	7,867	498,809
Pernod Ricard S.A.	3,649	324,340

		823,149

Health Care Equipment & Services 0.0%
Essilor International S.A.	1,720	114,952

Household & Personal Products 0.1%
L’Oreal S.A.	3,468	407,363

Insurance 0.7%
AXA S.A.	98,783	1,801,497
CNP Assurances	7,300	145,879
Euler Hermes S.A. *	1,144	107,745
SCOR SE	4,603	113,179

		2,168,300

Materials 0.5%
Air Liquide S.A.	3,806	492,784
Arkema	2,896	187,134
Ciments Francais S.A.	677	62,424
Eramet	208	72,207
Imerys S.A.	973	58,133
Lafarge S.A.	7,252	414,708
SA des Ciments Vicat	654	51,358
Sequana	2,935	42,547

		1,381,295

Media 0.6%
JC Decaux S.A. *	1,740	51,108
Lagardere S.C.A.	5,613	239,796
Metropole Television S.A.	1,932	47,293
PagesJaunes Groupe	5,525	60,909
Publicis Groupe	2,060	102,619
Societe Television Francaise 1	4,998	81,917
Technicolor - Reg’d (c)*	14,716	92,695
Vivendi	41,679	1,190,978

		1,867,315

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Sanofi-Aventis	20,140	1,411,040

Real Estate 0.2%
Fonciere des Regions	735	84,023
Gecina S.A.	487	59,137
ICADE	646	71,004
Klepierre	1,232	47,960

30 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Unibail-Rodamco SE	1,622	338,424

		600,548

Retailing 0.2%
PPR	2,997	492,924

Software & Services 0.1%
Atos Origin S.A. *	1,731	80,105
Cap Gemini S.A.	3,452	176,218

		256,323

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	74,494	261,892

Telecommunication Services 0.6%
France Telecom S.A.	82,618	1,982,264

Transportation 0.1%
Aeroports de Paris	498	42,319
Air France-KLM *	15,608	284,970

		327,289

Utilities 0.7%
EDF S.A.	5,250	240,853
GDF Suez	32,952	1,316,661
Suez Environnement Co.	6,295	123,170
Veolia Environnement	17,701	520,523

		2,201,207

		32,594,069

Germany 8.9%

Automobiles & Components 1.6%
Bayerische Motoren Werke AG	14,636	1,048,991
Daimler AG - Reg’d *	56,656	3,731,023
Volkswagen AG	1,565	205,166

		4,985,180

Banks 0.2%
Commerzbank AG *	50,976	459,082
Deutsche Postbank AG *	2,692	93,628

		552,710

Capital Goods 1.0%
BayWa AG	1,025	42,822
Bilfinger Berger AG	1,119	81,449
GEA Group AG	3,716	97,134
Hochtief AG	1,804	156,435
Kloeckner & Co., SE *	2,833	62,609
MAN SE	4,151	455,953
Rheinmetall AG	673	48,432
Siemens AG - Reg’d	18,426	2,102,679

		3,047,513

Consumer Durables & Apparel 0.1%
Adidas AG	3,705	241,313

Consumer Services 0.1%
TUI AG *	20,934	244,112

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	26,560	1,530,004
Deutsche Boerse AG	2,461	173,128

		1,703,132

Food & Staples Retailing 0.2%
Metro AG	7,243	507,558

Food, Beverage & Tobacco 0.0%
Suedzucker AG	3,190	75,318

Health Care Equipment & Services 0.1%
Celesio AG	4,178	99,574
Fresenius Medical Care AG & Co. KGaA	2,451	155,989
Fresenius SE	675	59,527

		315,090

Household & Personal Products 0.1%
Beiersdorf AG	1,043	67,952
Henkel AG & Co. KGaA	1,750	86,723

		154,675

Insurance 1.2%
Allianz SE - Reg’d	18,383	2,302,049
Generali Deutschland Holding AG	554	72,308
Hannover Rueckversicherung AG - Reg’d	1,600	80,928
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	6,995	1,093,317

		3,548,602

Materials 1.2%
Aurubis AG	1,774	91,166
BASF SE	25,039	1,820,621
HeidelbergCement AG	5,432	283,639
K&S AG	2,252	156,670
Lanxess AG	2,588	179,876
Linde AG	2,004	288,322
Salzgitter AG	1,576	113,079
ThyssenKrupp AG	17,344	638,108
Wacker Chemie AG	278	57,330

		3,628,811

Media 0.0%
Axel Springer AG	386	57,404

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bayer AG	12,839	957,622
Merck KGaA	3,221	268,175

		1,225,797

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	23,364	183,808

Software & Services 0.1%
SAP AG	7,899	411,529

Telecommunication Services 0.7%
Deutsche Telekom AG - Reg’d	150,801	2,184,554

Transportation 0.4%
Deutsche Lufthansa AG - Reg’d *	13,702	292,913
Deutsche Post AG - Reg’d	40,856	761,573
Fraport AG	811	51,447

		1,105,933

Utilities 0.9%
E.ON AG	58,209	1,821,958
RWE AG	11,139	798,218

		2,620,176

		26,793,215

See financial notes 31

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Greece 0.4%

Banks 0.2%
Alpha Bank A.E. *	17,803	117,605
EFG Eurobank Ergasias *	17,740	109,495
National Bank of Greece S.A. *	26,579	291,739
Piraeus Bank S.A. *	13,449	69,845

		588,684

Consumer Services 0.1%
OPAP S.A.	7,984	150,407

Diversified Financials 0.0%
Marfin Financial Group S.A. *	11,443	12,886

Energy 0.0%
Hellenic Petroleum S.A.	5,545	44,413
Motor Oil (Hellas) Corinth Refineries S.A.	5,063	55,569

		99,982

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A.	2,269	58,612

Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. (OTE)	14,727	117,637

Utilities 0.0%
Public Power Corp. S.A.	5,333	89,245

		1,117,453

Hong Kong 1.9%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	74,500	234,320
Hang Seng Bank Ltd.	12,300	180,226
The Bank of East Asia Ltd.	28,270	121,204

		535,750

Capital Goods 0.4%
Hutchison Whampoa Ltd.	84,000	829,602
Jardine Matheson Holdings Ltd.	4,000	180,318
Jardine Strategic Holdings Ltd.	3,000	78,609
NWS Holdings Ltd.	29,000	68,497

		1,157,026

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial Holdings Ltd.	17,000	60,977

Consumer Services 0.0%
Shangri-La Asia Ltd.	20,000	45,095
SJM Holdings Ltd.	58,000	86,263

		131,358

Diversified Financials 0.0%
Guoco Group Ltd.	4,000	48,942

Food, Beverage & Tobacco 0.0%
Tingyi (Cayman Islands) Holding Corp.	22,000	59,976

Materials 0.0%
Fosun International	66,500	54,665

Real Estate 0.8%
Cheung Kong (Holdings) Ltd.	23,500	358,943
Chinese Estates Holdings Ltd.	12,500	21,389
Country Garden Holdings Co.	108,500	38,431
Great Eagle Holdings Ltd.	11,000	32,962
Hang Lung Group Ltd.	14,000	93,097
Hang Lung Properties Ltd.	18,000	88,296
Henderson Land Development Co., Ltd.	16,569	118,094
Hongkong Land Holdings Ltd.	28,000	193,306
Kerry Properties Ltd.	10,500	58,332
New World Development Co., Ltd.	60,000	118,915
Sino Land Co., Ltd.	34,000	71,283
Sun Hung Kai Properties Ltd.	26,600	457,577
Swire Pacific Ltd., Class A	26,000	370,082
The Link REIT	28,500	87,964
The Wharf Holdings Ltd.	21,000	138,269
Wheelock & Co., Ltd.	11,000	38,629

		2,285,569

Retailing 0.1%
Esprit Holdings Ltd.	21,684	117,033
Li & Fung Ltd.	22,000	116,486

		233,519

Semiconductors & Semiconductor Equipment 0.0%
Semiconductor Manufacturing International Corp. *	476,000	39,894

Technology Hardware & Equipment 0.1%
Foxconn International Holdings Ltd. *	76,000	56,142
Lenovo Group Ltd.	120,000	77,948

		134,090

Telecommunication Services 0.0%
PCCW Ltd.	325,000	124,361

Transportation 0.1%
Cathay Pacific Airways Ltd.	37,800	101,844
MTR Corp., Ltd.	16,000	61,064
Orient Overseas International Ltd.	9,500	83,487

		246,395

Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	12,000	50,180
CLP Holdings Ltd.	36,500	296,724
Hong Kong & China Gas Co., Ltd.	43,219	104,374
Hongkong Electric Holdings Ltd.	24,000	152,575

		603,853

		5,716,375

Ireland 0.5%

Banks 0.2%
Allied Irish Banks plc *	187,656	89,120
Anglo Irish Bank Corp., Ltd. (a),(b)*	9,106	—
The Governor & Company of the Bank of Ireland *	433,959	324,115

		413,235

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	1,700	62,582

Insurance 0.0%
Irish Life & Permament Group Holdings plc *	36,225	76,652

Materials 0.1%
CRH plc	18,158	313,649

32 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Smurfit Kappa Group plc *	6,661	71,320

		384,969

Media 0.2%
WPP plc	37,815	439,444

Transportation 0.0%
Ryanair Holdings plc	8,996	51,847

		1,428,729

Israel 0.3%

Banks 0.1%
Bank Hapoalim B.M. *	49,742	225,407
Bank Leumi Le-israel *	13,539	62,301

		287,708

Capital Goods 0.0%
Delek Group Ltd.	178	49,664
Discount Investment Corp. - Reg’d	1,135	26,045
IDB Holding Corp., Ltd.	97	3,520

		79,229

Energy 0.0%
Oil Refineries Ltd.	65,877	39,149

Materials 0.1%
Israel Chemicals Ltd.	4,778	72,922
The Israel Corp., Ltd. *	66	70,794

		143,716

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd.	5,745	297,943

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	36,873	96,935

		944,680

Italy 4.9%

Automobiles & Components 0.3%
Fiat S.p.A.	52,758	893,414
Pirelli & C. S.p.A.	13,866	118,472

		1,011,886

Banks 1.4%
Banca Carige S.p.A. (Cassa di Risparmio di Genova e Imperia)	14,285	34,589
Banca Monte dei Paschi di Siena S.p.A. *	141,641	199,365
Banca Popolare Di Milano Scarl	18,882	88,283
Banco Popolare Societa Cooperativa	32,869	176,650
Credito Emiliano S.p.A.	6,597	46,908
Intesa Sanpaolo	376,197	1,323,138
UniCredit S.p.A.	766,752	1,998,960
Unione di Banche Italiane S.C.P.A.	22,399	236,503

		4,104,396

Capital Goods 0.1%
C.I.R. S.p.A. - Compagnie Industriali Riunite *	30,579	69,503
Finmeccanica S.p.A.	15,283	213,565

		283,068

Consumer Durables & Apparel 0.0%
Benetton Group S.p.A.	4,166	33,855
Luxottica Group S.p.A.	1,686	49,795

		83,650

Consumer Services 0.0%
Autogrill S.p.A. *	3,407	45,439
Lottomatica S.p.A.	3,539	59,081

		104,520

Diversified Financials 0.1%
Exor S.p.A.	2,910	74,813
Mediobanca S.p.A. *	16,645	172,544

		247,357

Energy 1.0%
Eni S.p.A.	114,352	2,574,902
ERG S.p.A.	4,494	62,075
Saipem S.p.A.	3,613	160,520
Saras S.p.A. *	17,072	37,786
Tenaris S.A.	6,019	124,798

		2,960,081

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	31,641	86,979

Insurance 0.4%
Assicurazioni Generali S.p.A.	46,872	1,027,426
Fondiaria-Sai S.p.A.	8,433	100,210
Fondiaria-Sai S.p.A. - RSP	3,813	28,434
Mediolanum S.p.A.	9,148	42,999
Milano Assicurazioni S.p.A.	8,855	19,150
Premafin Finanziaria S.p.A. *	26,105	39,041
Unipol Gruppo Finanziario S.p.A.	104,436	82,110

		1,339,370

Materials 0.1%
Buzzi Unicem S.p.A.	5,174	59,522
Italcementi S.p.A.	5,311	44,792
Italcementi S.p.A. - RSP	5,810	28,074
Italmobiliare S.p.A.	539	19,084
Italmobiliare S.p.A. - RSP	1,974	50,671

		202,143

Media 0.1%
Mediaset S.p.A.	25,793	190,434

Telecommunication Services 0.6%
Telecom Italia S.p.A.	921,230	1,413,868
Telecom Italia S.p.A. - RSP	414,838	509,000

		1,922,868

Transportation 0.1%
Atlantia S.p.A.	6,750	154,295

Utilities 0.7%
A2A S.p.A.	46,782	76,279
Acea S.p.A. *	2,958	35,294
Edison S.p.A.	42,075	51,832
Enel S.p.A.	270,899	1,547,402
Hera S.p.A.	31,901	67,517
Snam Rete Gas S.p.A.	19,764	107,148
Terna - Rete Elettrica Nationale S.p.A.	23,081	106,507

		1,991,979

		14,683,026

See financial notes 33

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Japan 15.0%

Automobiles & Components 2.2%
Aisin Seiki Co., Ltd.	5,100	159,799
Bridgestone Corp.	15,200	272,100
Daihatsu Motor Co., Ltd.	6,000	81,051
Denso Corp.	9,100	282,993
Fuji Heavy Industries Ltd. *	24,000	165,396
Honda Motor Co., Ltd.	30,800	1,110,303
Isuzu Motors Ltd.	42,000	161,319
Mazda Motor Corp.	65,000	165,194
Mitsubishi Motors Corp. *	76,000	90,282
Nissan Motor Co., Ltd. *	81,700	718,046
Nok Corp.	3,600	64,106
Sumitomo Rubber Industries Ltd.	4,600	49,440
Suzuki Motor Corp.	10,400	253,829
Toyoda Gosei Co., Ltd.	2,200	47,409
Toyota Auto Body Co., Ltd.	3,100	46,584
Toyota Boshoku Corp.	4,100	69,446
Toyota Industries Corp.	3,500	98,711
Toyota Motor Corp.	69,400	2,458,166
Yamaha Motor Co., Ltd. *	10,800	165,711

		6,459,885

Banks 1.0%
Chuo Mitsui Trust Holdings, Inc.	21,000	75,759
Fukuoka Financial Group, Inc.	19,000	73,692
Hokuhoku Financial Group, Inc.	34,000	62,875
Mitsubishi UFJ Financial Group, Inc.	253,934	1,178,508
Mizuho Financial Group, Inc.	251,916	365,358
Resona Holdings, Inc.	5,658	45,002
Shinsei Bank Ltd. (c)*	77,000	61,024
Sumitomo Mitsui Financial Group, Inc.	25,410	758,431
The Bank of Yokohama Ltd.	20,000	98,061
The Chiba Bank Ltd.	12,000	74,086
The Hachijuni Bank Ltd.	10,000	51,316
The Joyo Bank Ltd.	13,000	56,549
The Shizuoka Bank Ltd.	8,000	68,498
The Sumitomo Trust & Banking Co., Ltd.	25,000	136,495

		3,105,654

Capital Goods 2.1%
Amada Co., Ltd.	7,000	46,061
Asahi Glass Co., Ltd.	20,000	191,855
Daikin Industries Ltd.	2,600	90,457
Fanuc Ltd.	1,600	231,631
Fuji Electric Holdings Co., Ltd.	24,000	57,249
Fujikura Ltd.	11,000	51,186
Hankyu Hanshin Holdings, Inc.	23,000	110,257
Hanwa Co., Ltd.	21,000	82,948
Hino Motors Ltd.	11,800	50,978
Hitachi Construction Machinery Co., Ltd.	2,000	42,525
IHI Corp.	38,000	72,167
Itochu Corp.	31,000	271,693
JFE Shoji Holdings, Inc.	15,000	58,143
JGC Corp.	4,000	76,507
JS Group Corp.	5,300	104,165
JTEKT Corp.	9,700	97,184
Kajima Corp.	39,000	91,452
Kawasaki Heavy Industries Ltd.	36,000	99,397
Kinden Corp.	6,000	51,576
Komatsu Ltd.	16,800	410,616
Kubota Corp.	9,000	79,812
Makita Corp.	1,700	59,607
Marubeni Corp.	40,000	251,277
Matsushita Electric Works Ltd.	5,000	65,540
Mitsubishi Corp.	22,900	550,050
Mitsubishi Electric Corp.	35,000	328,025
Mitsubishi Heavy Industries Ltd.	96,000	348,962
Mitsui & Co., Ltd.	30,000	471,822
NGK Insulators Ltd.	4,000	60,562
Nidec Corp.	700	69,126
Nippon Sheet Glass Co., Ltd.	41,000	89,973
NSK Ltd.	9,000	68,044
NTN Corp.	13,000	58,802
Obayashi Corp.	26,000	105,933
Shimizu Corp.	25,000	96,508
SMC Corp.	600	91,595
Sojitz Corp.	174,300	320,383
Sumitomo Corp.	29,700	376,026
Sumitomo Electric Industries Ltd.	15,700	199,779
Sumitomo Heavy Industries Ltd.	11,000	62,521
Taisei Corp.	45,000	96,074
The Furukawa Electric Co., Ltd.	15,000	55,897
Toyota Tsusho Corp.	9,700	150,169

		6,344,534

Commercial & Professional Supplies 0.1%
Dai Nippon Printing Co., Ltd.	14,000	176,599
Secom Co., Ltd.	2,300	104,645
Toppan Printing Co., Ltd.	18,000	144,592

		425,836

Consumer Durables & Apparel 0.9%
Casio Computer Co., Ltd.	7,500	52,602
NAMCO BANDAI Holdings, Inc.	5,700	52,522
Nikon Corp.	4,000	75,543
Panasonic Corp.	68,900	1,004,374
Sankyo Co., Ltd.	1,000	53,279
Sanyo Electric Co., Ltd. *	39,000	63,473
Sega Sammy Holdings, Inc.	3,900	63,627
Sekisui Chemical Co., Ltd.	12,000	76,237
Sekisui House Ltd.	15,000	140,976
Sharp Corp.	24,000	237,081
Sony Corp.	24,900	841,296
Sumitomo Forestry Co., Ltd.	6,600	48,752
Yamaha Corp.	5,200	63,620

		2,773,382

Consumer Services 0.0%
Oriental Land Co., Ltd.	500	48,427

Diversified Financials 0.3%
Acom Co., Ltd.	2,610	29,672
Aiful Corp. (c)*	56,400	32,144
Credit Saison Co., Ltd.	7,900	112,051
Daiwa Securities Group, Inc.	36,000	146,780
Nomura Holdings, Inc.	45,800	235,356
ORIX Corp.	3,260	296,944
Promise Co., Ltd.	10,550	43,906
SBI Holdings, Inc.	390	47,504

		944,357

Energy 0.4%
Cosmo Oil Co., Ltd.	63,000	169,649

34 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Idemitsu Kosan Co., Ltd.	1,800	151,632
Inpex Corp.	11	57,285
JX Holdings, Inc. *	120,530	710,495
Showa Shell Sekiyu K.K.	8,100	68,192
TonenGeneral Sekiyu K.K.	14,000	124,798

		1,282,051

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	27,200	320,341
Lawson, Inc.	1,300	59,057
Ryoshoku Ltd.	2,100	45,206
Seven & i Holdings Co., Ltd.	16,200	376,051
Uny Co., Ltd.	9,200	76,665

		877,320

Food, Beverage & Tobacco 0.3%
Ajinomoto Co., Inc.	12,000	114,360
Asahi Breweries Ltd.	7,200	145,219
Japan Tobacco, Inc.	84	260,962
Kirin Holdings Co., Ltd.	16,000	219,259
Nippon Meat Packers, Inc.	5,000	58,136
Nisshin Seifun Group, Inc.	3,500	43,335
Nissin Food Holdings Co., Ltd.	1,300	47,081
Yamazaki Baking Co., Ltd.	5,000	60,989

		949,341

Health Care Equipment & Services 0.1%
Alfresa Holdings Corp.	1,900	79,885
Medipal Holdings Corp.	9,700	113,135
Olympus Corp.	2,500	65,504
Suzuken Co., Ltd.	2,100	66,020
Terumo Corp.	900	45,705

		370,249

Household & Personal Products 0.1%
Kao Corp.	8,000	203,336
Shiseido Co., Ltd.	4,000	83,510

		286,846

Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	7,890	189,020
NKSJ Holdings, Inc. *	39,900	273,811
T&D Holdings, Inc.	5,950	121,495
Tokio Marine Holdings, Inc.	9,700	272,724

		857,050

Materials 1.3%
Asahi Kasei Corp.	29,000	170,604
DIC Corp.	43,000	79,919
Hitachi Chemical Co., Ltd.	3,600	66,782
Hitachi Metals Ltd.	6,000	68,293
JFE Holdings, Inc.	11,300	352,385
JSR Corp.	2,800	48,297
Kaneka Corp.	11,000	68,041
Kobe Steel Ltd.	97,000	213,183
Kuraray Co., Ltd.	6,000	85,934
Mitsubhishi Gas Chemical Co., Inc.	8,000	49,458
Mitsubishi Chemical Holdings Corp.	38,000	195,456
Mitsubishi Materials Corp. *	40,000	125,219
Mitsui Chemicals, Inc.	40,000	117,173
Nippon Paper Group, Inc.	4,443	112,807
Nippon Steel Corp.	135,000	424,322
Nisshin Steel Co., Ltd.	41,000	73,859
Nitto Denko Corp.	2,400	89,807
Oji Paper Co., Ltd.	27,000	124,547
Shin-Etsu Chemical Co., Ltd.	4,400	222,490
Showa Denko K.K.	36,000	65,825
Sumitomo Chemical Co., Ltd.	36,000	156,952
Sumitomo Metal Industries Ltd.	85,000	197,284
Sumitomo Metal Mining Co., Ltd.	10,000	159,133
Taiheiyo Cement Corp. *	52,000	56,129
Teijin Ltd.	28,000	103,673
Toray Industries, Inc.	29,000	168,009
Tosoh Corp.	20,000	53,493
Toyo Seikan Kaisha Ltd.	5,000	85,319
Ube Industries Ltd.	19,000	46,613

		3,781,006

Media 0.1%
Dentsu, Inc.	3,801	89,568
Fuji Television Network, Inc.	33	43,681
Hakuhodo Dy Holdings, Inc.	1,400	69,923
Nippon Television Network Corp.	340	44,877
Tokyo Broadcasting System Holdings, Inc.	5,400	66,528

		314,577

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Astellas Pharma, Inc.	5,400	200,890
Chugai Pharmaceutical Co., Ltd.	2,600	45,585
Daiichi Sankyo Co., Ltd.	8,100	171,652
Dainippon Sumitomo Pharma Co., Ltd.	5,800	52,381
Eisai Co., Ltd.	3,000	103,208
Kyowa Hakko Kirin Co., Ltd.	4,000	39,223
Mitsubishi Tanabe Pharma Corp.	4,000	65,440
Ono Pharmaceutical Co., Ltd.	1,500	63,738
Shionogi & Co., Ltd.	4,000	69,819
Taisho Pharmaceutical Co., Ltd.	4,000	84,228
Takeda Pharmaceutical Co., Ltd.	10,800	506,263

		1,402,427

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	1,600	96,753
Daiwa House Industry Co., Ltd.	13,000	140,093
Leopalace21 Corp. (c)*	27,200	30,633
Mitsubishi Estate Co., Ltd.	11,000	192,703
Mitsui Fudosan Co., Ltd.	13,000	245,833
Sumitomo Realty & Development Co., Ltd.	6,500	141,594
Tokyu Land Corp.	15,000	68,358

		915,967

Retailing 0.2%
Canon Marketing Japan, Inc.	3,100	38,615
Fast Retailing Co., Ltd.	1,100	144,090
Isetan Mitsukoshi Holdings Ltd.	4,400	48,549
Marui Group Co., Ltd.	9,300	73,082
Takashimaya Co., Ltd.	8,000	60,221
The Daiei, Inc. *	27,500	99,515
Yamada Denki Co., Ltd.	1,810	117,449

		581,521

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	2,300	143,435
Sumco Corp. *	2,800	43,298
Tokyo Electron Ltd.	1,700	95,920

		282,653

See financial notes 35

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Software & Services 0.2%
Nintendo Co., Ltd.	1,230	317,606
Nomura Research Institute Ltd.	2,200	41,505
NTT Data Corp.	25	76,870
Oracle Corp. Japan	900	40,825
Yahoo! Japan Corp.	194	67,718

		544,524

Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	8,500	76,162
Brother Industries Ltd.	6,400	81,702
Canon, Inc.	22,300	1,026,542
FUJIFILM Holdings Corp.	9,300	310,263
Fujitsu Ltd.	51,000	347,894
Hitachi High-Technologies Corp.	2,900	56,358
Hitachi Ltd. *	199,000	899,410
Hoya Corp.	6,100	142,489
Ibiden Co., Ltd.	2,600	63,969
Keyence Corp.	230	56,983
Konica Minolta Holdings, Inc.	9,900	95,663
Kyocera Corp.	2,900	289,020
Murata Manufacturing Co., Ltd.	3,000	168,589
NEC Corp.	150,000	417,369
Nippon Electric Glass Co., Ltd.	6,000	77,123
OMRON Corp.	4,700	108,882
Ricoh Co., Ltd.	15,000	209,829
Seiko Epson Corp.	6,200	98,858
Tdk Corp.	1,700	96,993
Toshiba Corp. *	80,000	400,411

		5,024,509

Telecommunication Services 0.8%
KDDI Corp.	91	490,566
Nippon Telegraph & Telephone Corp.	22,904	1,032,979
NTT DoCoMo, Inc.	418	704,612
SOFTBANK Corp.	7,000	224,805

		2,452,962

Transportation 0.7%
All Nippon Airways Co., Ltd. *	15,000	56,742
Central Japan Railway Co.	40	302,551
East Japan Railway Co.	5,918	365,457
Kawasaki Kisen Kaisha Ltd.	33,000	128,140
Keio Corp.	8,100	56,634
Kintetsu Corp.	22,000	69,668
Mitsui O.S.K. Lines Ltd.	30,000	191,860
Nagoya Railroad Co., Ltd.	22,000	60,398
Nippon Express Co., Ltd.	33,000	131,121
Nippon Yusen Kabushiki Kaisha	53,000	222,327
Odakyu Electric Railway Co., Ltd.	8,000	73,734
Tobu Railway Co., Ltd.	11,000	61,768
Tokyu Corp.	26,000	116,223
West Japan Railway Co.	44	163,349
Yamato Holdings Co., Ltd.	8,000	100,855

		2,100,827

Utilities 1.0%
Chubu Electric Power Co., Inc.	14,300	361,394
Electric Power Development Co., Ltd.	4,900	144,988
Hokkaido Electric Power Co., Inc.	4,500	94,654
Hokuriku Electric Power Co.	4,600	111,616
Kyushu Electric Power Co., Inc.	10,700	253,299
Osaka Gas Co., Ltd.	38,000	143,503
Shikoku Electric Power Co., Inc.	3,100	91,634
The Chugoku Electric Power Co., Inc.	7,300	147,121
The Kansai Electric Power Co., Inc.	18,400	465,709
The Tokyo Electric Power Co., Inc.	31,700	756,937
Toho Gas Co., Ltd.	8,000	42,148
Tohoku Electric Power Co., Inc.	10,800	242,226
Tokyo Gas Co., Ltd.	41,000	192,900

		3,048,129

		45,174,034

Luxembourg 0.4%

Materials 0.3%
ArcelorMittal N.V.	31,390	1,015,730

Media 0.1%
RTL Group	534	48,243
SES FDR	4,757	122,163

		170,406

		1,186,136

Netherlands 3.9%

Capital Goods 0.4%
European Aeronautic Defence & Space Co. *	11,417	300,340
Koninklijke BAM Groep N.V.	15,760	106,751
Koninklijke Philips Electronics N.V.	22,348	681,666

		1,088,757

Commercial & Professional Supplies 0.0%
Randstad Holding N.V. *	2,452	116,810

Diversified Financials 1.8%
ING Groep N.V. CVA *	504,266	5,394,985
SNS Reaal *	15,966	73,906

		5,468,891

Energy 0.0%
SBM Offshore N.V.	3,569	72,845

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	32,454	448,575

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	2,780	119,910
Heineken N.V.	3,667	186,155
Nutreco Holding N.V.	996	72,557
Unilever N.V.	42,190	1,252,918

		1,631,540

Insurance 0.3%
Aegon N.V. *	117,953	747,558

Materials 0.2%
Akzo Nobel N.V.	7,168	425,783
Koninklijke DSM N.V.	5,265	281,773

		707,556

Media 0.1%
Reed Elsevier N.V.	5,548	72,477
Wolters Kluwer N.V.	5,778	131,708

		204,185

Real Estate 0.0%
Corio N.V.	1,677	123,266

36 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	2,655	88,013
STMicroelectronics N.V.	16,652	146,023

		234,036

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	42,470	709,300

Transportation 0.1%
TNT N.V.	8,781	233,522

		11,786,841

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	14,877	93,213

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	110,009	171,702

Utilities 0.0%
Vector Ltd.	19,957	37,038

		301,953

Norway 1.0%

Banks 0.1%
DnB NOR A.S.A.	26,427	363,011

Capital Goods 0.1%
Orkla A.S.A.	27,814	269,556

Energy 0.4%
Aker A.S.A., Class A	1,700	34,890
Aker Solutions A.S.A.	5,550	84,638
Frontline Ltd.	2,734	78,066
Statoil A.S.A.	42,823	935,333

		1,132,927

Insurance 0.1%
Storebrand A.S.A. *	14,977	109,190

Materials 0.2%
Norsk Hydro A.S.A.	83,510	512,613
Yara International A.S.A.	3,100	163,456

		676,069

Telecommunication Services 0.1%
Telenor A.S.A.	19,984	322,563

		2,873,316

Portugal 0.4%

Banks 0.1%
Banco BPI S.A. - Reg’d	13,679	30,326
Banco Comercial Portugues S.A. - Reg’d	137,845	125,399
Banco Espirito Santo, S.A. - Reg’d	9,535	47,352

		203,077

Capital Goods 0.0%
Sonae	30,905	36,660

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	3,725	71,873

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	3,234	48,566

Materials 0.0%
Cimpor-Cimentos de Portugal, SGPS, S.A.	3,549	24,670

Telecommunication Services 0.2%
Portugal Telecom, SGPS, S.A. - Reg’d	29,388	424,724

Transportation 0.0%
Brisa Auto-Estradas de Portugal S.A.	9,348	70,829

Utilities 0.1%
EDP - Energias de Portugal S.A.	72,310	276,629

		1,157,028

Republic of Korea 4.1%

Automobiles & Components 0.5%
Hyundai Mobis	878	218,649
Hyundai Motor Co.	5,354	810,514
Kia Motors Corp.	8,230	329,294

		1,358,457

Banks 0.4%
Hana Financial Group, Inc.	4,220	119,915
Industrial Bank Of Korea	4,390	63,080
KB Financial Group, Inc.	4,722	210,247
Korea Exchange Bank	7,910	94,292
Shinhan Financial Group Co., Ltd.	11,150	431,953
Woori Finance Holdings Co., Ltd.	13,370	168,587

		1,088,074

Capital Goods 1.1%
CJ Corp.	710	50,047
Daelim Industrial Co., Ltd.	1,368	111,694
Daewoo Engineering & Construction Co., Ltd.	6,380	59,798
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,820	101,667
Doosan Corp.	1,258	169,735
Doosan Heavy Industries & Construction Co., Ltd.	719	56,668
GS Engineering & Construction Corp.	807	68,581
Hyundai Engineering & Construction Co., Ltd.	1,067	71,688
Hyundai Heavy Industries Co., Ltd.	1,037	338,269
KCC Corp.	182	60,353
LG Corp.	7,212	515,958
LG International Corp.	2,970	94,204
LS Corp.	968	98,225
Samsung C&T Corp.	3,150	184,991
Samsung Heavy Industries Co., Ltd.	4,070	114,373
SK Holdings Co., Ltd.	8,636	899,850
SK Networks Co., Ltd.	4,550	43,743
STX Corp. *	4,510	138,482
STX Offshore & Shipbuilding Co., Ltd.	4,730	114,432

		3,292,758

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	4,322	380,581

Diversified Financials 0.0%
Samsung Card Co., Ltd.	1,450	69,389

Energy 0.2%
GS Holdings	3,220	169,048
S-Oil Corp.	4,279	264,195

See financial notes 37

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
SK Energy Co., Ltd.	1,365	183,684

		616,927

Food & Staples Retailing 0.0%
Shinsegae Co., Ltd.	184	93,279

Food, Beverage & Tobacco 0.0%
KT&G Corp.	1,333	81,949

Insurance 0.1%
Samsung Fire & Marine Insurance Co., Ltd.	744	127,591

Materials 0.6%
Dongkuk Steel Mill Co., Ltd.	3,150	72,584
Hanwha Chemical Corp.	2,390	65,089
Hanwha Corp.	4,210	158,982
Honam Petrochemical Corp.	399	88,198
Hyosung Corp.	1,005	111,709
Hyundai Steel Co.	743	72,145
Korea Kumho Petrochemical Co., Ltd. *	3,710	245,757
LG Chem Ltd.	667	206,392
POSCO	1,654	682,651

		1,703,507

Retailing 0.0%
Lotte Shopping Co., Ltd.	179	73,332

Semiconductors & Semiconductor Equipment 0.6%
Hynix Semiconductor, Inc. *	10,180	209,658
Samsung Electronics Co., Ltd.	2,580	1,711,638

		1,921,296

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd.	6,140	210,543
Samsung SDI Co., Ltd.	688	94,503

		305,046

Telecommunication Services 0.2%
KT Corp.	6,590	259,646
LG Uplus Corp.	9,250	60,021
SK Telecom Co., Ltd.	1,478	224,960

		544,627

Transportation 0.1%
Hyundai Merchant Marine Co., Ltd.	1,800	63,705
Korea Express Co., Ltd. *	1,296	82,014
Korean Air Lines Co., Ltd. *	1,060	67,525

		213,244

Utilities 0.1%
Korea Electric Power Corp. *	10,070	265,046
Korea Gas Corp.	1,120	45,887

		310,933

		12,180,990

Singapore 0.8%

Banks 0.2%
DBS Group Holdings Ltd.	29,056	312,951
Oversea-Chinese Banking Corp., Ltd.	33,897	236,784
United Overseas Bank Ltd.	17,238	248,812

		798,547

Capital Goods 0.2%
Fraser & Neave Ltd.	31,000	149,804
Keppel Corp., Ltd.	20,000	154,690
Noble Group Ltd.	72,879	105,240
SembCorp Industries Ltd.	15,000	53,234
Singapore Technologies Engineering Ltd.	28,100	72,047

		535,015

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	155,000	78,260
Wilmar International Ltd.	16,166	80,327

		158,587

Media 0.0%
Singapore Press Holdings Ltd.	31,000	99,602

Real Estate 0.1%
Capitaland Ltd.	45,000	135,742
City Developments Ltd.	8,000	78,940

		214,682

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	2,000	60,934

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	131,486	315,041
StarHub Ltd.	35,000	71,892

		386,933

Transportation 0.1%
Neptune Orient Lines Ltd. (c)*	33,146	55,094
Singapore Airlines Ltd.	13,270	162,743

		217,837

		2,472,137

Spain 4.3%

Banks 2.0%
Banco Bilbao Vizcaya Argentaria S.A.	132,349	1,743,621
Banco de Sabadell S.A. (c)	42,105	204,932
Banco Espanol de Credito S.A.	4,642	46,584
Banco Popular Espanol S.A.	43,933	284,517
Banco Santander S.A.	268,766	3,449,753
Bankinter S.A.	8,022	53,514
Caja de Ahorros del Mediterraneo	9,753	99,719

		5,882,640

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	5,176	271,723
Fomento de Construcciones y Contratas S.A.	2,551	68,876
Gamesa Corp. Tecnologica S.A. *	5,482	38,183
Sacyr Vallehermoso S.A. (c)*	5,489	36,046
Zardoya Otis S.A.	1,744	29,075

		443,903

Diversified Financials 0.0%
Criteria Caixacorp S.A.	17,031	96,219

Energy 0.5%
Repsol YPF S.A.	54,246	1,504,261

Insurance 0.0%
Mapfre S.A.	23,917	79,475

Materials 0.0%
Acerinox S.A.	6,696	109,835

38 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Cementos Portland Valderrivas S.A.	944	19,393

		129,228

Media 0.0%
Gestevision Telecinco S.A.	2,668	34,046
Promotora de Informaciones S.A. (Prisa) *	3,424	8,856

		42,902

Retailing 0.1%
Industria de Diseno Textil S.A.	2,173	181,490

Telecommunication Services 0.9%
Telefonica S.A.	98,634	2,665,337

Transportation 0.1%
Abertis Infraestructuras S.A.	5,603	110,800
Iberia Lineas Aereas de Espana S.A. *	65,366	287,132

		397,932

Utilities 0.5%
Acciona S.A.	850	74,832
EDP Renovaveis S.A. *	8,795	51,016
Enagas	1,445	31,872
Endesa S.A.	3,918	108,668
Gas Natural SDG S.A.	10,620	155,566
Iberdrola Renovables S.A.	11,000	37,164
Iberdrola S.A.	116,788	986,718
Red Electrica Corporacion S.A.	1,430	71,859

		1,517,695

		12,941,082

Sweden 2.7%

Banks 0.7%
Nordea Bank AB	86,523	952,674
Skandinaviska Enskilda Banken AB, A Shares	56,703	439,584
Svenska Handelsbanken AB, A Shares	12,980	424,625
Swedbank AB, A Shares *	21,689	303,289

		2,120,172

Capital Goods 0.9%
AB SKF, B Shares	9,978	257,929
Alfa Laval AB	4,419	76,691
Assa Abloy AB, B Shares	5,972	153,136
Atlas Copco AB, A Shares	8,132	169,944
Atlas Copco AB, B Shares	6,160	117,527
NCC AB, B Shares	7,286	155,464
Sandvik AB	22,411	337,871
Scania AB, B Shares	14,722	313,025
Skanska AB, B Shares	14,797	283,169
Volvo AB, A Shares *	21,176	280,158
Volvo AB, B Shares *	47,312	640,524

		2,785,438

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	9,000	98,460

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	7,537	182,561

Diversified Financials 0.2%
Industrivarden AB, A Shares	7,528	114,462
Industrivarden AB, C Shares	4,689	69,409
Investor AB, B Shares	17,288	354,848
L E Lundbergforetagen AB, B Shares	1,118	71,746
Ratos AB	2,427	86,531

		696,996

Materials 0.3%
Boliden AB	7,982	135,529
Holmen AB, B Shares	2,870	91,107
SSAB AB, A Shares	5,456	76,511
SSAB AB, B Shares	4,342	53,711
Svenska Cellulosa AB, B Shares	22,355	346,569

		703,427

Retailing 0.1%
Hennes & Mauritz AB, B Shares	6,572	231,472

Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	62,166	683,676

Telecommunication Services 0.2%
Tele2 AB, B Shares	8,705	191,311
TeliaSonera AB	53,932	450,492

		641,803

Transportation 0.0%
SAS AB (c)*	15,173	57,624

		8,201,629

Switzerland 4.3%

Capital Goods 0.2%
ABB Ltd. - Reg’d *	19,258	398,904
Geberit AG - Reg’d	400	76,666
Schindler Holding AG - Reg’d	690	75,029

		550,599

Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d	3,649	204,168
SGS S.A. - Reg’d	64	102,367

		306,535

Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	4,941	246,448
Swatch Group AG - Bearer Shares	292	111,612
Swatch Group AG - Reg’d	776	53,958

		412,018

Diversified Financials 0.9%
Credit Suisse Group AG - Reg’d	24,624	1,019,399
GAM Holding Ltd. *	9,717	153,518
Julius Baer Group Ltd.	2,158	91,066
Pargesa Holding S.A.	1,062	84,187
UBS AG - Reg’d *	83,077	1,411,273

		2,759,443

Energy 0.0%
Petroplus Holdings AG *	4,773	56,383

Food, Beverage & Tobacco 0.7%
Nestle S.A. - Reg’d	39,804	2,180,242

Insurance 0.8%
Baloise Holding AG - Reg’d	1,517	140,166
Helvetia Holding AG - Reg’d	187	65,867
Swiss Life Holding AG - Reg’d *	2,364	289,292
Swiss Reinsurance Co., Ltd. - Reg’d	14,002	672,756

See financial notes 39

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Zurich Financial Services AG	4,440	1,086,545

		2,254,626

Materials 0.3%
Clariant AG - Reg’d *	8,541	144,447
Givaudan S.A. - Reg’d	98	100,979
Holcim Ltd. - Reg’d	5,078	316,340
Syngenta AG - Reg’d	921	255,012

		816,778

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Novartis AG - Reg’d	31,917	1,849,357
Roche Holding AG	9,316	1,368,093

		3,217,450

Telecommunication Services 0.1%
Swisscom AG - Reg’d	443	185,006

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	616	76,205

Utilities 0.0%
BKW FMB Energie AG	624	42,524

		12,857,809

United Kingdom 20.1%

Automobiles & Components 0.1%
GKN plc	58,928	167,430

Banks 2.9%
Barclays plc	405,609	1,782,425
Bradford & Bingley plc (a),(b)*	87,225	—
HSBC Holdings plc	387,751	4,035,573
Lloyds Banking Group plc *	991,721	1,090,023
Royal Bank of Scotland Group plc *	1,553,288	1,111,379
Standard Chartered plc	28,835	834,049

		8,853,449

Capital Goods 0.5%
BAE Systems plc	78,935	435,723
Balfour Beatty plc	20,256	89,814
Bunzl plc	7,222	85,504
Rolls-Royce Group plc *	23,217	240,870
Rolls-Royce Group plc, C Shares (a),(b)*	4,346,898	6,965
Smiths Group plc	7,660	146,196
Travis Perkins plc	7,206	95,514
Wolseley plc *	13,439	357,471

		1,458,057

Commercial & Professional Supplies 0.1%
Capita Group plc	5,603	68,796
Experian plc	9,445	109,749
G4S plc	24,020	100,699
Hays plc	39,008	69,081
Rentokil Initial plc *	45,078	71,532

		419,857

Consumer Durables & Apparel 0.1%
Barratt Developments plc *	62,872	78,584
Persimmon plc *	18,907	103,281
Taylor Wimpey plc *	209,377	74,731

		256,596

Consumer Services 0.6%
Carnival plc	16,270	702,950
Compass Group plc	39,048	319,998
Enterprise Inns plc *	49,717	90,920
InterContinental Hotels Group plc	6,616	127,775
Ladbrokes plc	39,503	83,367
Mitchells & Butlers plc *	25,622	132,241
Punch Taverns plc *	77,589	89,099
Thomas Cook Group plc	33,336	96,629
Tui Travel plc	22,217	75,179
Whitbread plc	4,814	130,593
William Hill plc	22,615	58,179

		1,906,930

Diversified Financials 0.3%
3i Group plc	19,288	92,657
ICAP plc	17,655	128,983
Investec plc	22,511	179,659
London Stock Exchange Group plc	7,918	93,070
Man Group plc	52,533	219,567
Schroders plc	2,638	66,686
Schroders plc - Non Voting Shares	4,102	82,977

		863,599

Energy 4.3%
AMEC plc	6,069	105,564
BG Group plc	36,994	720,130
BP plc	634,380	4,311,989
Royal Dutch Shell plc, A Share	135,617	4,401,211
Royal Dutch Shell plc, B Share	102,825	3,290,567

		12,829,461

Food & Staples Retailing 0.7%
J Sainsbury plc	72,654	453,624
Tesco plc	180,730	1,236,848
William Morrison Supermarkets plc	63,946	300,945

		1,991,417

Food, Beverage & Tobacco 1.5%
Associated British Foods plc	8,519	142,879
British American Tobacco plc	29,833	1,136,527
Diageo plc	43,613	804,555
Imperial Tobacco Group plc	15,676	502,057
SABMiller plc	14,161	459,432
Tate & Lyle plc	16,115	129,766
Unilever plc	43,327	1,249,137

		4,424,353

Health Care Equipment & Services 0.0%
Smith & Nephew plc	8,332	73,209

Household & Personal Products 0.1%
Reckitt Benckiser Group plc	7,023	392,364

Insurance 1.1%
Amlin plc	10,883	70,879
Aviva plc	191,792	1,223,118
Legal & General Group plc	274,180	440,798
Old Mutual plc	234,380	488,113
Prudential plc	64,672	654,094
RSA Insurance Group plc	119,606	250,929
Standard Life plc	67,394	245,000

		3,372,931

Materials 2.3%
Anglo American plc	25,992	1,211,044

40 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Antofagasta plc	5,368	113,625
BHP Billiton plc	62,665	2,219,907
Eurasian Natural Resources Corp.	5,715	79,728
Johnson Matthey plc	5,031	154,285
Kazakhmys plc	3,572	75,266
Lonmin plc *	2,740	76,691
Mondi plc	19,185	159,742
Rexam plc	33,473	170,492
Rio Tinto plc	26,769	1,738,654
Vedanta Resources plc	1,974	65,644
Xstrata plc	37,889	734,034

		6,799,112

Media 0.3%
British Sky Broadcasting Group plc	17,867	202,280
ITV plc *	105,099	115,121
Pearson plc	17,452	267,294
Reed Elsevier plc	12,946	111,068
United Business Media Ltd.	15,822	166,745
Yell Group plc *	189,229	42,879

		905,387

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
AstraZeneca plc	30,525	1,535,465
GlaxoSmithKline plc	114,148	2,229,029

		3,764,494

Real Estate 0.2%
British Land Co. plc	18,980	154,960
Capital & Counties Properties plc	31,227	74,704
Capital Shopping Entres Group	12,045	74,167
Hammerson plc	14,710	98,830
Land Securities Group plc	22,519	244,190
Segro plc	16,026	76,140

		722,991

Retailing 0.5%
DSG International plc *	318,709	136,737
Home Retail Group plc	40,070	140,515
Inchcape plc *	25,161	140,606
Kesa Electricals plc	46,497	118,218
Kingfisher plc	86,505	329,549
Marks & Spencer Group plc	59,432	407,308
Next plc	3,800	139,134

		1,412,067

Software & Services 0.1%
Logica plc	50,100	103,888
The Sage Group plc	21,195	91,456

		195,344

Telecommunication Services 2.2%
BT Group plc	511,592	1,261,462
Cable & Wireless Communications plc	68,806	58,981
Cable & Wireless Worldwide	71,668	80,616
TalkTalk Telecom Group plc *	20,338	42,983
Vodafone Group plc	1,883,651	5,149,153

		6,593,195

Transportation 0.1%
British Airways plc (c)*	29,567	128,126
easyJet plc *	10,857	79,338
FirstGroup plc	18,023	117,857
National Express Group plc *	21,965	87,766

		413,087

Utilities 0.9%
Centrica plc	123,442	656,844
Drax Group plc	19,110	116,459
International Power plc	36,608	244,256
National Grid plc	77,734	735,088
Pennon Group plc	7,677	76,614
Scottish & Southern Energy plc	26,015	480,767
Severn Trent plc	7,606	170,038
United Utilities Group plc	28,247	276,551

		2,756,617

		60,571,947

United States 0.0%

Health Care Equipment & Services 0.0%
Synthes, Inc.	445	53,078

Total Common Stock
(Cost $267,360,710)		296,635,667

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Volkswagen AG	6,995	1,048,849

Health Care Equipment & Services 0.0%
Fresenius SE	1,549	138,835

Household & Personal Products 0.1%
Henkel AG & Co.	2,417	142,566

Media 0.0%
ProSiebenSat.1 Media AG	4,461	117,489

		1,447,739

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	2,289	45,214

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A.	128,655	75,798

		121,012

Switzerland 0.0%

Capital Goods 0.0%
Schindler Holding AG	464	49,725

Total Preferred Stock
(Cost $1,206,105)		1,618,476

Rights 0.0% of net assets

Spain 0.0%
Banco Santander S.A. *	267,336	44,277

See financial notes 41

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

United Kingdom 0.0%
Standard Chartered plc *	3,228	27,181

Total Rights
(Cost $44,772)		71,458

Warrants 0.0% of net assets

China 0.0%
Kingboard Chemical Holdings Ltd. *	700	401

France 0.0%
Fonciere Des Regions *	929	1,653

Italy 0.0%
Mediobanca S.p.A. *	8,339	260
UBI Banca S.C.P.A. *	16,309	163

		423

Total Warrants
(Cost $2,575)		2,477

Other Investment Company 0.4% of net assets

United States 0.4%
iShares MSCI EAFE Index Fund	23,000	1,311,230

Total Other Investment Company
(Cost $1,105,428)		1,311,230

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
HSBC Bank USA
0.03%, 11/01/10	1,475,084	1,475,084

Total Short-Term Investment
(Cost $1,475,084)		1,475,084

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	571,678	571,678

Total Collateral Invested for Securities on Loan
(Cost $571,678)		571,678

End of Collateral Invested for Securities on Loan

At 10/31/10, the tax basis cost of the fund’s investments was $298,281,150 and the unrealized appreciation and depreciation were $21,213,292 and ($18,380,050), respectively, with a net unrealized appreciation of $2,833,242.

At 10/31/10, the values of certain foreign securities held by the fund aggregating $281,503,710 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $6,965 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
FDR —	Fiduciary Depositary Receipt
IDB —	Industrial development board
Reg’d —	Registered
REIT —	Real Estate Investment Trust

42 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.7%		Common Stock	64,704,961	72,923,354
0.5%		Preferred Stock	186,195	373,024
0.0%		Rights	—	4,354
0.0%		Warrants	662	1,505
0.1%		Other Investment Company	83,368	92,263
0.1%		Short-Term Investment	70,033	70,033

99.4%		Total Investments	65,045,219	73,464,533
0.7%		Collateral Invested for Securities on Loan	526,521	526,521
(0	.1)%	Other Assets and Liabilities, Net		(117,282)

100.0%		Total Net Assets		73,873,772

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Australia 5.6%

Banks 0.3%
Bank of Queensland Ltd.	8,748	89,214
Bendigo & Adelaide Bank Ltd.	13,307	118,171

		207,385

Capital Goods 0.7%
Alesco Corp., Ltd.	7,076	17,267
Boart Longyear Group	7,765	27,556
Bradken Ltd.	5,657	45,493
Crane Group Ltd.	6,489	48,266
CSR Ltd.	64,357	115,024
Emeco Holdings Ltd.	42,343	36,999
GWA International Ltd.	10,701	32,222
Hills Industries Ltd.	12,147	25,701
Monadelphous Group Ltd.	2,755	45,141
Seven Network Ltd.	5,226	37,825
UGL Ltd.	6,467	93,484

		524,978

Commercial & Professional Supplies 0.3%
Campbell Brothers Ltd.	1,277	43,988
Downer EDI Ltd.	9,529	47,321
Skilled Group Ltd. *	20,380	29,302
Spotless Group Ltd.	15,441	34,571
Transfield Services Ltd.	15,140	51,421

		206,603

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	6,203	49,431

Consumer Services 0.2%
Aristocrat Leisure Ltd.	21,242	73,190
Flight Centre Ltd.	2,697	60,348

		133,538

Diversified Financials 0.4%
ASX Ltd.	3,447	125,588
Challenger Financial Services Group Ltd.	14,521	65,495
IOOF Holdings Ltd.	4,198	29,567
Perpetual Ltd.	2,356	87,474
Platinum Asset Management Ltd.	4,941	23,284

		331,408

Energy 0.4%
AWE Ltd. *	12,140	17,955
Beach Energy Ltd.	52,927	34,762
Centennial Coal Co., Ltd. (a)	13,442	81,636
Energy Resources of Australia Ltd.	1,898	24,298
New Hope Corp., Ltd.	6,478	31,050
Oil Search Ltd.	16,244	101,564

		291,265

Food & Staples Retailing 0.1%
AWB Ltd. *	79,428	115,627

Food, Beverage & Tobacco 0.2%
Elders Ltd. *	37,183	23,468
Goodman Fielder Ltd.	64,661	94,009

		117,477

Health Care Equipment & Services 0.4%
Ansell Ltd.	5,318	70,692
Australian Pharmaceutical Industries Ltd.	61,964	31,329
Cochlear Ltd.	938	65,342
Primary Health Care Ltd.	15,737	48,155
Ramsay Health Care Ltd.	4,158	63,801
Sigma Pharmaceuticals Ltd. *	56,165	24,863

		304,182

Materials 0.8%
Adelaide Brighton Ltd.	16,879	59,154
Gunns Ltd. *	90,803	60,479
Iluka Resources Ltd. *	13,245	87,665
Macarthur Coal Ltd.	4,694	55,342
Minara Resources Ltd. *	72,429	53,922
Mount Gibson Iron Ltd. *	16,573	32,927
OZ Minerals Ltd.	97,745	150,752
PaperlinX Ltd. *	169,795	74,077
Straits Resources Ltd.	28,536	52,313

		626,631

Media 0.2%
APN News & Media Ltd.	15,368	29,144
Consolidated Media Holdings Ltd.	15,167	49,831
Ten Network Holdings Ltd.	33,068	46,692
West Australian Newspapers Holdings Ltd. (c)	4,744	33,265

		158,932

Real Estate 0.5%
Abacus Property Group	49,865	20,969

See financial notes 43

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Australand Property Group	19,227	52,348
Charter Hall Retail REIT	11,861	35,541
Commonwealth Property Office Fund	79,321	71,210
FKP Property Group	33,284	30,633
ING Industrial Fund	130,191	67,153
ING Office Fund	99,884	60,368
Macquarie Office Trust	23,504	60,712

		398,934

Retailing 0.4%
Automotive Holdings Group Ltd.	12,015	26,890
David Jones Ltd.	16,365	76,226
Harvey Norman Holdings Ltd.	19,917	64,994
JB Hi-Fi Ltd.	1,871	36,462
Pacific Brands Ltd. *	64,655	68,858

		273,430

Software & Services 0.1%
Computershare Ltd.	8,265	82,066

Transportation 0.2%
Asciano Group *	41,671	64,018
ConnectEast Group	64,378	27,394
Virgin Blue Holdings Ltd. *	92,312	38,989

		130,401

Utilities 0.3%
APA Group	26,678	102,122
Babcock & Brown Wind Partners	25,856	18,683
Envestra Ltd.	71,014	36,243
SP Ausnet	40,702	37,016

		194,064

		4,146,352

Austria 1.2%

Automobiles & Components 0.0%
Semperit AG Holding	485	21,263

Capital Goods 0.2%
A-TEC Industries AG *	2,258	12,257
Andritz AG	1,172	89,817
Palfinger AG *	1,141	34,807
Zumtobel AG	1,009	20,651

		157,532

Materials 0.1%
Mayr-Melnhof Karton AG	356	38,499
RHI AG *	1,507	50,012

		88,511

Real Estate 0.7%
Atrium European Real Estate Ltd.	14,646	88,065
CA Immobilien Anlagen AG *	5,434	81,696
Conwert Immobilien Invest SE	4,630	70,093
Immofinanz AG *	68,765	271,191

		511,045

Transportation 0.2%
Flughafen Wien AG	704	43,665
Oesterreichische Post AG	1,762	53,335

		97,000

		875,351

Belgium 1.4%

Capital Goods 0.3%
Bekaert N.V.	529	162,165
Compagnie d’Enterprises CFE	666	41,548

		203,713

Diversified Financials 0.3%
Ackermans & van Haaren N.V.	964	83,168
Gimv N.V.	450	24,907
RHJ International *	9,263	72,203
Sofina S.A.	657	61,970

		242,248

Energy 0.0%
Euronav S.A.	2,080	34,774

Health Care Equipment & Services 0.1%
Agfa Gevaert N.V. (c)*	15,647	91,377
Omega Pharma S.A.	527	24,651

		116,028

Materials 0.2%
Nyrstar	4,322	63,754
Recticel S.A.	2,016	21,142
Tessenderlo Chemie N.V.	2,540	86,919

		171,815

Real Estate 0.2%
Befimmo S.C.A.	610	56,322
Cofinimmo	526	75,115

		131,437

Technology Hardware & Equipment 0.1%
Barco N.V. *	918	54,376

Telecommunication Services 0.1%
Telenet Group Holding N.V. *	1,655	69,306

Transportation 0.1%
Compagnie Maritime Belge S.A.	1,656	50,094

		1,073,791

Canada 8.3%

Automobiles & Components 0.1%
Linamar Corp.	3,633	80,041
Martinrea International, Inc. *	4,078	34,386

		114,427

Banks 0.2%
Canadian Western Bank	1,921	47,766
Genworth MI Canada, Inc.	1,300	34,734
Home Capital Group, Inc.	800	37,674
Laurentian Bank of Canada	1,363	59,136

		179,310

Capital Goods 0.6%
CAE, Inc.	6,399	71,776
Russel Metals, Inc.	4,703	92,594
SNC-Lavalin Group, Inc.	2,217	113,252
Superior Plus Corp.	7,700	91,730
Toromont Industries Ltd.	1,916	54,611

		423,963

Commercial & Professional Supplies 0.4%
IESI-BFC Ltd.	4,500	105,319

44 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Ritchie Bros. Auctioneers, Inc.	1,500	31,871
Stantec, Inc. *	1,300	35,932
Transcontinental, Inc., Class A	6,137	92,124

		265,246

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	1,710	57,643
Gildan Activewear, Inc., Sub Voting, Class A *	2,102	60,572

		118,215

Consumer Services 0.2%
Tim Hortons, Inc.	2,300	86,461
Transat A.T., Inc., Class A *	3,400	51,939

		138,400

Diversified Financials 0.4%
AGF Management Ltd., Class B	4,572	74,280
Dundee Corp., Class A *	3,787	56,439
DundeeWealth, Inc.	1,736	28,085
GMP Capital, Inc.	3,500	39,465
TMX Group, Inc.	2,426	80,684

		278,953

Energy 1.0%
Advantage Oil & Gas Ltd. *	10,800	66,924
Crescent Point Energy Corp.	3,100	122,796
Ensign Energy Services, Inc.	5,346	66,360
Fairborne Energy Ltd. *	7,862	31,143
Flint Energy Services Ltd. *	2,628	41,047
Mullen Group Ltd.	4,800	72,007
Nuvista Energy Ltd.	1,700	15,385
OPTI Canada, Inc. *	15,327	10,519
Pacific Rubiales Energy Corp. *	2,600	82,877
Paramount Resources Ltd., Class A *	1,300	26,092
Petrobank Energy & Resources Ltd. *	700	27,859
Progress Energy Resources Corp.	4,100	43,537
ShawCor Ltd., Class A	1,222	37,598
Trican Well Service Ltd.	2,641	45,782
Trinidad Drilling Ltd.	8,751	43,759

		733,685

Food, Beverage & Tobacco 0.2%
Cott Corp. *	6,700	55,116
Maple Leaf Foods, Inc.	10,714	129,946

		185,062

Health Care Equipment & Services 0.1%
CML Healthcare Income Fund	3,962	48,365

Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	3,728	116,968

Materials 2.0%
Agnico-Eagle Mines Ltd.	1,173	90,974
Canfor Corp. *	7,098	67,020
Cascades, Inc.	7,645	50,372
CCL Industries, Inc., Class B	1,727	50,630
Centerra Gold, Inc.	2,780	55,469
First Quantum Minerals Ltd.	1,031	90,282
Franco-Nevada Corp.	1,097	37,839
Harry Winston Diamond Corp. *	4,145	52,955
HudBay Minerals, Inc.	5,596	88,338
IAMGOLD Corp.	3,565	65,050
Inmet Mining Corp.	1,396	83,467
Lundin Mining Corp. *	16,209	102,667
Methanex Corp.	4,089	113,862
New Gold, Inc. *	7,700	57,001
Norbord, Inc. *	2,695	30,758
PAN American Silver Corp.	1,400	44,791
Quadra FNX Mining Ltd. *	4,865	68,689
Sherritt International Corp.	15,690	121,994
Silver Wheaton Corp. *	2,074	59,623
Sino-Forest Corp. *	3,492	69,025
Thompson Creek Metals Co., Inc. *	3,117	37,530
West Fraser Timber Co., Ltd.	1,723	74,840

		1,513,176

Media 0.5%
Astral Media, Inc., Class A	1,552	62,238
Cogeco Cable, Inc.	1,453	55,561
Corus Entertainment, Inc., Class B	1,183	25,542
Groupe Aeroplan, Inc.	5,894	71,660
Torstar Corp., Class B	9,706	122,574

		337,575

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Nordion, Inc. *	3,503	39,224
Valeant Pharmaceuticals International, Inc.	15,100	417,807

		457,031

Real Estate 1.0%
Boardwalk Real Estate Investment Trust	1,070	44,955
Calloway Real Estate Investment Trust	3,670	86,361
Canadian Apartment Properties Real Estate Investment Trust	2,675	45,716
Canadian Real Estate Investment Trust	1,932	60,712
Chartwell Seniors Housing Real Estate Investment Trust	5,508	50,495
Cominar Real Estate Investment Trust	2,192	46,617
Dundee Real Estate Investment Trust	2,018	57,796
Extendicare Real Estate Investment Trust	4,477	48,067
First Capital Realty, Inc.	2,279	34,121
H&R Real Estate Investment Trust	6,231	124,754
InnVest Real Estate Investment Trust	7,423	49,856
Morguard Real Estate Investment Trust	1,600	21,257
Primaris Retail Real Estate Investment Trust	2,792	53,272

		723,979

Retailing 0.2%
Reitmans (Canada) Ltd., Class A	2,625	50,395
RONA, Inc. *	7,735	98,593

		148,988

Software & Services 0.1%
MacDonald, Dettwiler & Associates Ltd. *	1,032	51,413
Open Text Corp. *	823	36,409

		87,822

Transportation 0.1%
TransForce, Inc.	8,700	103,045

Utilities 0.2%
Emera, Inc.	4,840	140,848

		6,115,058

See financial notes 45

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

China 0.2%

Capital Goods 0.0%
CITIC Resources Holdings Ltd. *	118,000	30,260

Consumer Durables & Apparel 0.0%
Li Ning Co., Ltd.	5,000	14,293

Food, Beverage & Tobacco 0.1%
China Yurun Food Group Ltd.	9,000	35,125

Real Estate 0.0%
Renhe Commercial Holdings	70,000	13,390

Technology Hardware & Equipment 0.1%
Digital China Holdings Ltd.	21,700	39,285

		132,353

Cyprus 0.1%

Energy 0.1%
Prosafe SE	10,184	67,162

Denmark 1.5%

Banks 0.3%
Jyske Bank A/S - Reg’d *	3,244	145,399
Sydbank A/S *	2,694	70,923

		216,322

Capital Goods 0.3%
FLSmidth & Co. A/S	1,242	91,859
NKT Holding A/S	620	33,393
Rockwool International A/S, B Shares	449	50,620
Schouw & Co., A/S	931	19,887

		195,759

Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *	2,317	25,144

Food, Beverage & Tobacco 0.1%
East Asiatic Co., Ltd. A/S	3,383	91,851

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	340	42,102
GN Store Nord A/S *	7,482	62,477
William Demant Holdings A/S *	333	24,962

		129,541

Insurance 0.1%
Alm. Brand A/S *	1,397	10,915
Topdanmark A/S *	519	62,175

		73,090

Materials 0.2%
Auriga Industries A/S, Class B	1,706	33,445
Novozymes A/S, Class B	763	101,657

		135,102

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alk-Abello A/S	691	43,812
H. Lundbeck A/S	1,567	31,312

		75,124

Software & Services 0.0%
SimCorp A/S	133	23,140

Transportation 0.2%
D/S Norden A/S	626	24,309
DSV A/S	6,039	123,830

		148,139

		1,113,212

Finland 2.1%

Automobiles & Components 0.2%
Nokian Renkaat Oyj	4,495	155,843

Capital Goods 0.7%
Cargotec Corp., B Shares	2,902	131,972
Cramo Oyj *	1,913	39,864
Konecranes Oyj	2,451	97,724
Lemminkainen Oyj *	835	28,985
Outotec Oyj	2,413	112,672
Ramirent Oyj	4,098	46,104
Uponor Oyj	3,753	67,309

		524,630

Commercial & Professional Supplies 0.1%
Lassila & Tikanoja Oyj	938	17,736
Poyry Oyj	2,507	30,479

		48,215

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares (c)	5,957	80,322

Food, Beverage & Tobacco 0.1%
HKScan Oyj, A Shares	2,731	27,595

Health Care Equipment & Services 0.0%
Oriola-KD Oyj, Class B	4,104	21,761

Materials 0.5%
Huhtamaki Oyj	7,881	99,907
Kemira Oyj	5,786	85,177
M-real Oyj, Class B *	35,355	120,994
Tikkurila Oy *	1,446	31,159

		337,237

Media 0.0%
Alma Media Corp.	2,234	23,071

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	3,589	76,335

Real Estate 0.1%
Citycon Oyj	5,817	26,068
Sponda Oyj	11,546	58,162

		84,230

Retailing 0.1%
Stockmann Oyj Abp, B Shares	2,328	82,689

Software & Services 0.1%
Tieto Oyj	3,308	63,264

		1,525,192

France 3.4%

Automobiles & Components 0.1%
Plastic Omnium S.A.	891	53,946
Societe Fonciere Financiere et de Participations (FFP)	535	37,405

		91,351

Capital Goods 0.4%
Delachaux S.A.	288	23,520

46 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Faiveley Transport	207	17,503
IMS International Metal Service *	2,143	37,809
Manitou BF *	1,325	27,958
Mersen S.A.	932	40,904
Zodiac Aerospace	1,907	134,848

		282,542

Commercial & Professional Supplies 0.4%
Bureau Veritas S.A.	649	47,971
Derichebourg S.A. *	10,192	50,438
GL Events S.A.	941	32,708
Seche Environnement S.A.	223	17,983
Societe BIC S.A.	1,069	94,888
Teleperformance	2,182	68,952

		312,940

Consumer Durables & Apparel 0.2%
Beneteau *	1,275	27,407
SEB S.A.	755	72,394
Trigano S.A. *	1,025	26,406

		126,207

Consumer Services 0.1%
Club Mediterranee S.A. *	3,052	59,749
Pierre & Vacances	319	23,231

		82,980

Diversified Financials 0.1%
Boursorama *	1,840	22,382
Financiere Marc de Lacharriere S.A.	550	23,670

		46,052

Energy 0.3%
Bourbon S.A.	2,828	128,881
Maurel et Prom	4,807	70,891

		199,772

Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	173	15,507
Remy Cointreau S.A.	607	42,742
Vilmorin & Cie	300	31,886

		90,135

Health Care Equipment & Services 0.1%
bioMerieux	275	26,511
Orpea	488	24,607

		51,118

Insurance 0.0%
April Group	728	21,886

Materials 0.2%
Rhodia S.A.	5,991	167,024

Media 0.3%
Canal Plus	4,232	31,206
Eutelsat Communications	1,402	52,767
Havas S.A.	17,096	90,078
Ipsos	719	34,661

		208,712

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Ipsen S.A.	604	21,285

Real Estate 0.1%
Mercialys	706	28,108
Societe Immobilliere de Location pour l’Industrie et le Commerce	282	37,908

		66,016

Retailing 0.1%
Etam Development S.A. *	700	33,125

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies (c)*	1,751	18,075

Software & Services 0.3%
Alten	686	22,946
Altran Technologies S.A. *	7,779	33,405
Dassault Systemes S.A.	861	66,092
Groupe Steria S.C.A.	1,199	32,331
Sopra Group	243	20,235
UbiSoft Entertainment S.A. *	5,226	68,084

		243,093

Technology Hardware & Equipment 0.2%
Bull *	7,468	35,377
Ingenico S.A.	733	22,125
Neopost S.A.	1,311	108,902

		166,404

Telecommunication Services 0.0%
Iliad S.A.	234	26,360

Transportation 0.2%
Groupe Eurotunnel S.A. - Reg’d	11,558	114,983

Utilities 0.2%
EDF Energies Nouvelles S.A.	494	21,450
Rubis	573	63,531
Sechilienne S.A.	864	25,105

		110,086

		2,480,146

Germany 3.6%

Automobiles & Components 0.2%
ElringKlinger AG	1,472	48,997
Leoni AG *	3,328	121,174

		170,171

Banks 0.1%
Aareal Bank AG *	3,156	77,050
comdirect bank AG	2,824	28,190

		105,240

Capital Goods 1.3%
Bauer AG	565	26,031
Demag Cranes AG *	922	46,062
Deutz AG *	10,892	93,800
Duerr AG *	1,131	34,309
Gildemeister AG	3,627	64,845
Heidelberger Druckmaschinen AG *	38,729	178,183
Indus Holding AG	1,083	28,865
Krones AG *	677	37,511
KUKA AG *	2,974	62,212
MTU Aero Engines Holding AG	1,345	81,162
Nordex AG *	2,830	27,261
Pfleiderer AG - Reg’d *	3,925	19,928
Rational AG	136	30,399
SGL Carbon SE *	2,902	107,970
Tognum AG	3,133	76,287

See financial notes 47

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Vossloh AG	385	44,774

		959,599

Consumer Durables & Apparel 0.1%
Puma AG Rudolf Dassler Sport	135	44,807

Diversified Financials 0.1%
MLP AG	4,022	42,672

Food, Beverage & Tobacco 0.0%
KWS Saat AG	144	25,814

Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG	1,253	21,790
Rhoen-klinikum AG	1,418	33,145

		54,935

Materials 0.2%
Fuchs Petrolub AG	336	43,243
H&R WASAG AG	857	25,487
Symrise AG	2,973	90,292

		159,022

Media 0.1%
GfK SE	491	20,714
Sky Deutschland AG *	11,921	19,362

		40,076

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
QIAGEN N.V. *	3,808	72,159
Stada Arzneimittel AG	2,011	61,829

		133,988

Real Estate 0.3%
Alstria Office REIT-AG	2,086	29,062
Deutsche Euroshop AG	1,407	53,970
Deutsche Wohnen AG *	3,514	42,511
DIC Asset AG	2,410	25,298
IVG Immobilien AG *	7,649	58,151

		208,992

Retailing 0.4%
Douglas Holding AG	2,200	122,785
Fielmann AG	221	22,315
Medion AG	1,948	30,501
Praktiker Bau- und Heimwerkermaerkte Holding AG	10,280	97,477
Takkt AG	1,966	26,515

		299,593

Semiconductors & Semiconductor Equipment 0.1%
Q-Cells SE *	8,804	37,690
Solarworld AG	3,137	45,469

		83,159

Software & Services 0.1%
Bechtle AG	1,010	37,958
Software AG	334	46,783
United Internet AG - Reg’d	1,321	23,660

		108,401

Technology Hardware & Equipment 0.1%
Jenoptik AG *	4,997	33,276
Wincor Nixdorf AG	1,320	96,560

		129,836

Telecommunication Services 0.1%
Freenet AG	3,704	46,965

Transportation 0.1%
Hamburger Hafen und Logistik AG	851	37,233
Sixt AG	1,192	46,244

		83,477

		2,696,747

Greece 0.5%

Banks 0.1%
Agricultural Bank of Greece *	11,705	14,137
TT Hellenic Postbank S.A. *	3,861	20,665

		34,802

Capital Goods 0.0%
Ellaktor S.A.	6,681	30,990

Consumer Durables & Apparel 0.0%
Folli-Follie S.A.	879	21,409

Consumer Services 0.1%
Intralot S.A. Integrated Lottery	7,911	34,590

Materials 0.3%
Mytilineos Holdings S.A. *	8,037	49,209
Sidenor Steel Products Manufacturing Co., S.A. *	5,945	21,043
Titan Cement Co.	3,208	68,612
Viohalco, Hellenic Copper & Aluminum Industry S.A. *	8,981	50,758

		189,622

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Alapis Holding Industrial and Commercial S.A.	7,238	12,691

Retailing 0.0%
Jumbo S.A.	2,134	16,447

Utilities 0.0%
EYDAP Athens Water Supply & Sewage Co., S.A.	1,971	13,250

		353,801

Hong Kong 3.8%

Automobiles & Components 0.1%
Xinyi Glass Holdings Co., Ltd.	54,000	42,919

Banks 0.3%
Dah Sing Banking Group Ltd.	16,600	28,469
Dah Sing Financial Group	7,600	52,848
Fubon Bank (Hong Kong) Ltd.	30,000	14,066
Industrial & Commercial Bank of China (Asia) Ltd.	15,000	55,630
Wing Hang Bank Ltd.	8,000	93,713

		244,726

Capital Goods 0.1%
China State Construction International Holdings Ltd.	34,000	25,954
HKC Holdings Ltd. *	143,990	9,032
Johnson Electric Holdings Ltd.	59,000	31,085
Lonking Holdings Ltd.	54,000	28,980

		95,051

Consumer Durables & Apparel 0.4%
Anta Sports Products Ltd.	10,000	20,709

48 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Bosideng International Holdings Ltd.	74,000	37,466
China Dongxiang Group Co.	34,000	19,061
Pacific Textile Holdings Ltd.	21,000	11,905
Shenzhou International Group	13,000	15,132
Skyworth Digital Holdings Ltd. (c)	24,000	14,113
Stella International Holdings Ltd.	14,000	29,438
Techtronic Industries Co., Ltd.	89,500	90,765
Texwinca Holdings Ltd.	24,000	26,203

		264,792

Consumer Services 0.2%
Cafe De Coral Holdings Ltd.	8,000	22,524
China Travel International Investment Hong Kong Ltd. *	106,000	25,358
Galaxy Entertainment Group Ltd. *	33,000	31,176
Sands China Ltd. *	12,400	27,040
The Hongkong & Shanghai Hotels Ltd.	25,500	44,914

		151,012

Diversified Financials 0.3%
First Pacific Co., Ltd.	109,000	101,006
Hong Kong Exchanges & Clearing Ltd.	6,300	139,064

		240,070

Energy 0.0%
Mongolia Energy Co., Ltd. *	47,000	18,057

Food, Beverage & Tobacco 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	73,320	59,929
China Mengniu Dairy Co., Ltd.	14,000	40,112
Global Bio-chem Technology Group Co., Ltd. *	104,000	16,929
Uni-President China Holdings Ltd.	22,000	15,672
Want Want China Holdings Ltd.	57,000	52,684

		185,326

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	6,000	56,571

Materials 0.1%
Fushan International Energy Group Ltd.	34,000	22,880
Hidili Industry International Development Ltd.	19,000	20,332
Lee & Man Paper Manufacturing Ltd.	19,000	15,942
Nine Dragons Paper Holdings Ltd.	14,000	22,651

		81,805

Media 0.1%
Television Broadcasts Ltd.	10,000	53,457

Real Estate 0.8%
Agile Property Holdings Ltd.	32,000	42,209
Champion Real Estate Investment Trust	78,000	42,979
Greentown China Holdings Ltd.	14,000	16,260
HKR International Ltd.	34,400	17,664
Hopewell Holdings Ltd.	19,500	61,431
Hopson Development Holdings Ltd. *	23,000	25,745
Hysan Development Co., Ltd.	29,000	112,315
K Wah International Holdings Ltd.	39,000	14,743
Kowloon Development Co., Ltd.	26,000	28,908
KWG Property Holding Ltd.	19,500	15,495
New World China Land Ltd.	71,200	26,431
Shimao Property Holdings Ltd.	19,000	31,479
Shui On Land Ltd.	76,400	38,397
Sinolink Worldwide Holdings Ltd.	185,000	27,021
Soho China Ltd.	49,000	41,720
Tian An China Investments Co., Ltd.	45,000	34,861
Tomson Group Ltd.	32,000	12,432

		590,090

Retailing 0.5%
Belle International Holdings Ltd.	47,000	85,129
Chow Sang Sang Holdings International Ltd.	27,000	71,090
Dah Chong Hong Holdings Ltd.	38,000	44,802
Giordano International Ltd.	101,000	60,690
GOME Electrical Appliances Holdings Ltd. *	212,000	71,551
Lifestyle International Holdings Ltd.	11,000	25,602
Parkson Retail Group Ltd.	13,500	24,440

		383,304

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	3,100	28,031

Software & Services 0.0%
Tencent Holdings Ltd.	1,400	32,182

Technology Hardware & Equipment 0.2%
BYD Electronic International Co., Ltd.	45,500	24,034
Kingboard Laminates Holding Ltd.	42,000	40,584
Truly International Holdings Ltd.	10,000	14,219
VTech Holdings Ltd.	6,000	62,618

		141,455

Transportation 0.3%
Hong Kong Aircraft Engineering Co., Ltd.	1,600	26,864
Hopewell Highway Infrastructure Ltd.	21,900	16,373
Pacific Basin Shipping Ltd.	123,000	89,900
Road King Infrastructure Ltd.	22,000	19,940
Shun Tak Holdings Ltd.	61,000	40,307

		193,384

Utilities 0.0%
Xinao Gas Holdings Ltd.	8,000	24,155

		2,826,387

Ireland 1.0%

Capital Goods 0.4%
DCC plc	4,595	132,794
Grafton Group plc	33,425	142,690
Kingspan Group plc	9,898	82,753

		358,237

Consumer Services 0.1%
Paddy Power plc	951	38,387

Food & Staples Retailing 0.0%
Fyffes plc	37,875	16,078

Food, Beverage & Tobacco 0.2%
C&C Group plc	16,139	74,799
Glanbia plc	8,418	39,835
Greencore Group plc	24,933	37,855

		152,489

Health Care Equipment & Services 0.1%
United Drug plc	14,874	47,200

Insurance 0.0%
FBD Holdings plc	4,121	35,192

See financial notes 49

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Media 0.1%
Independent News & Media plc *	77,897	66,785

Transportation 0.1%
Aer Lingus Group plc *	29,705	47,503

		761,871

Israel 0.8%

Banks 0.2%
First International Bank of Israel Ltd.	659	9,284
Israel Discount Bank Ltd., Class A *	31,264	63,430
Mizrahi Tefahot Bank Ltd.	3,772	35,213

		107,927

Capital Goods 0.1%
Clal Industries Ltd.	2,802	21,011
Elbit Systems Ltd.	279	14,815
Koor Industries Ltd.	957	24,215

		60,041

Consumer Durables & Apparel 0.0%
Elco Holdings Ltd.	1,147	16,840

Energy 0.0%
Paz Oil Co., Ltd.	143	22,569

Food & Staples Retailing 0.0%
Blue Square-Israel Ltd.	986	8,971
Shufersal Ltd.	2,654	16,290

		25,261

Food, Beverage & Tobacco 0.1%
Osem Investments Ltd.	1,213	19,090
Strauss Group Ltd.	1,045	16,443

		35,533

Insurance 0.1%
Clal Insurance Enterprise Holdings Ltd. *	530	14,239
Harel Insurance Investments & Finances Service Ltd.	288	16,355
Migdal Insurance & Financial Ltd. Holdings	7,572	15,725

		46,319

Materials 0.1%
Makhteshim-Agan Industries Ltd. *	7,302	36,844

Media 0.0%
Hot Telecommunication System Ltd. *	836	11,022

Real Estate 0.1%
Africa Israel Investments Ltd. *	2,731	19,066
Elbit Imaging Ltd. *	712	10,118
Gazit-Globe Ltd.	1,441	17,567
Jerusalem Economy Ltd. *	1,581	17,454

		64,205

Retailing 0.0%
Delek Automotive Systems Ltd.	1,017	12,524

Software & Services 0.0%
NICE Systems Ltd. *	978	32,286

Telecommunication Services 0.1%
Cellcom Israel Ltd.	1,563	52,519
Partner Communications Co., Ltd.	1,754	35,619

		88,138

		559,509

Italy 2.3%

Automobiles & Components 0.1%
Brembo S.p.A.	3,059	33,606
Immsi S.p.A.	18,781	23,010
Piaggio & C. S.p.A.	7,614	27,768
Sogefi S.p.A. *	5,738	19,876

		104,260

Banks 0.2%
Banca Piccolo Credito Valtellinese Scarl	16,639	84,405
Banca Popolare dell’Etruria e del Lazio S.c.r.l. *	5,533	25,665
Banco di Desio e della Brianza S.p.A.	3,479	19,972

		130,042

Capital Goods 0.6%
Astaldi S.p.A.	2,879	21,210
Cofide S.p.A. - Compagnia Finanziaria De Benedetti *	90,317	85,995
Danieli S.p.A. - Officine Meccaniche Danieli & C.	939	24,779
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	1,614	24,093
Impregilo S.p.A. *	24,881	79,814
Industria Macchine Automatiche S.p.A.	1,586	33,508
Interpump Group S.p.A. *	2,895	18,882
Maire Tecnimont S.p.A.	3,827	16,551
Prysmian S.p.A.	6,084	117,922

		422,754

Consumer Durables & Apparel 0.3%
Bulgari S.p.A	5,365	57,458
Geox S.p.A.	4,107	24,715
Indesit Co., S.p.A.	3,735	46,182
Safilo Group S.p.A. *	4,897	77,272
Tod’s S.p.A.	372	36,089

		241,716

Diversified Financials 0.0%
Azimut Holding S.p.A.	2,924	29,821

Food & Staples Retailing 0.0%
Marr S.p.A.	2,169	23,561

Food, Beverage & Tobacco 0.1%
Davide Campari - Milano S.p.A.	5,148	32,651

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	10,056	24,446

Insurance 0.2%
Societa Cattolica di Assicurazioni S.c.r.l.	3,943	107,290

Materials 0.1%
Cementir Holding S.p.A.	5,136	17,863
KME Group *	51,543	23,884

		41,747

Media 0.2%
Gruppo Editoriale L’Espresso S.p.A. *	12,820	34,056
Mondadori (Arnoldo) Editore S.p.A. *	10,461	36,907
RCS MediaGroup S.p.A. *	19,927	31,750

50 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Seat Pagine Gialle S.p.A. *	213,383	38,981

		141,694

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Recordati S.p.A.	2,918	28,746

Real Estate 0.2%
Beni Stabili S.p.A.	55,099	56,025
Immobiliare Grande Distribuzione	11,012	22,067
Pirelli & C. Real Estate S.p.A. *	87,106	51,159

		129,251

Retailing 0.0%
Gruppo Coin S.p.A. *	2,930	30,814

Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	2,554	25,409

Telecommunication Services 0.0%
Fastweb *	1,018	25,466

Transportation 0.2%
Alitalia S.p.A. (a),(b)*	14,782	—
Ansaldo STS S.p.A.	1,285	17,726
Autostrada Torino-Milano S.p.A.	3,715	53,339
Gemina S.p.A. *	35,045	28,142
Societa Iniziative Autostradali e Servizi S.p.A.	3,463	32,765

		131,972

Utilities 0.1%
Iren S.p.A.	39,137	68,780

		1,740,420

Japan 26.0%

Automobiles & Components 1.8%
Aichi Machine Industry Co., Ltd.	7,000	23,882
Aisan Industry Co., Ltd.	2,400	18,020
Akebono Brake Industry Co., Ltd.	4,900	29,164
Calsonic Kansei Corp. *	14,000	46,978
EXEDY Corp.	1,300	40,567
F.C.C. Co., Ltd.	1,000	21,423
Futaba Industrial Co., Ltd. *	5,400	28,697
Kanto Auto Works, Ltd.	5,100	32,742
Kayaba Industry Co., Ltd.	14,000	82,106
Keihin Corp.	2,400	51,093
Koito Manufacturing Co., Ltd.	4,000	52,067
Mitsuba Corp. *	5,000	32,105
Musashi Seimitsu Industry Co., Ltd.	1,300	30,999
NGK Spark Plug Co., Ltd.	5,000	69,555
NHK Spring Co., Ltd.	8,000	67,834
Nifco, Inc.	1,700	42,771
Nippon Seiki Co., Ltd.	2,000	20,216
Nissan Shatai Co., Ltd.	4,000	31,003
Nissin Kogyo Co., Ltd.	2,300	39,120
Press Kogyo Co., Ltd. *	14,000	52,816
Riken Corp.	4,000	13,522
Sanden Corp.	9,000	36,275
Showa Corp. *	7,100	47,244
Stanley Electric Co., Ltd.	4,600	77,102
Tachi-S Co., Ltd.	2,000	29,157
Takata Corp.	2,400	58,821
The Yokohama Rubber Co., Ltd.	20,000	99,973
Tokai Rika Co., Ltd.	2,200	36,888
Tokai Rubber Industries Ltd.	1,700	19,855
Topre Corp.	2,200	16,045
Toyo Tire & Rubber Co., Ltd.	23,000	47,341
TS Tech Co., Ltd.	1,700	27,817
Unipres Corp.	1,000	17,271

		1,340,469

Banks 2.6%
Aichi Bank Ltd.	300	16,794
Aozora Bank Ltd.	34,000	56,835
Bank of The Ryukyus Ltd.	2,800	32,493
Kansai Urban Banking Corp.	16,000	24,758
Kiyo Holdings, Inc.	20,000	26,899
Mizuho Trust & Banking Co., Ltd. *	23,000	20,536
Sapporo Hokuyo Holdings, Inc.	7,700	31,748
Suruga Bank Ltd.	6,000	54,025
The 77 Bank Ltd.	14,000	65,927
The Akita Bank Ltd.	6,000	16,919
The Aomori Bank Ltd.	10,000	24,350
The Awa Bank Ltd.	7,000	47,587
The Bank of Iwate Ltd.	500	21,131
The Bank of Kyoto Ltd.	10,000	89,302
The Bank of Nagoya Ltd.	9,000	27,230
The Bank of Okinawa Ltd.	1,000	38,474
The Bank of Saga Ltd.	7,000	18,415
The Chugoku Bank Ltd.	7,000	81,195
The Chukyo Bank Ltd.	5,000	14,770
The Daishi Bank Ltd.	15,000	46,361
The Ehime Bank Ltd.	9,000	23,474
The Eighteenth Bank Ltd.	9,000	22,293
The Fukui Bank Ltd.	6,000	18,502
The Gunma Bank, Ltd.	15,000	75,229
The Higashi-Nippon Bank Ltd.	13,000	23,340
The Higo Bank Ltd.	7,000	32,673
The Hiroshima Bank Ltd.	19,000	77,606
The Hokkoku Bank Ltd.	13,000	52,335
The Hokuetsu Bank Ltd.	15,000	26,404
The Hyakugo Bank Ltd.	11,000	46,306
The Hyakujushi Bank Ltd.	14,000	50,338
The Iyo Bank Ltd.	8,000	59,559
The Juroku Bank Ltd.	12,000	36,251
The Kagoshima Bank Ltd.	8,000	47,841
The Keiyo Bank Ltd.	5,000	22,649
The Mie Bank Ltd.	5,000	13,104
The Minato Bank Ltd.	11,000	16,228
The Musashino Bank Ltd.	1,600	46,457
The Nanto Bank Ltd.	9,000	47,100
The Nishi-Nippon City Bank Ltd.	33,000	89,921
The Ogaki Kyoritsu Bank Ltd.	13,000	36,490
The Oita Bank Ltd.	6,000	18,899
The San-in Godo Bank Ltd.	7,000	48,433
The Shiga Bank Ltd.	8,000	42,131
The Shikoku Bank Ltd.	7,000	19,615
The Tochigi Bank Ltd.	6,000	24,866
The Toho Bank Ltd.	9,000	23,892
The Tokyo Tomin Bank Ltd.	1,500	14,153
The Yamagata Bank Ltd.	4,000	17,349
The Yamanashi Chuo Bank Ltd.	7,000	27,002
Tomony Holdings, Inc. *	10,000	34,762
Yamaguchi Financial Group, Inc.	6,000	54,320

		1,945,271

Capital Goods 4.3%
Aica Kogyo Co., Ltd.	2,400	26,965

See financial notes 51

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Amano Corp.	2,800	23,050
Central Glass Co., Ltd.	10,000	43,067
Chiyoda Corp.	7,000	57,985
Chudenko Corp.	1,800	18,478
Comsys Holdings Corp.	6,000	53,254
Daifuku Co., Ltd.	4,500	21,378
Ebara Corp. *	14,000	59,956
Fujitec Co., Ltd.	3,000	13,466
Furukawa Co., Ltd. *	22,000	22,715
Futaba Corp.	2,300	40,413
Glory Ltd.	2,200	48,591
GS Yuasa Corp.	5,000	33,346
Hitachi Cable Ltd.	15,000	35,769
Hitachi Zosen Corp. (c)	48,000	69,169
Hoshizaki Electric Co., Ltd.	2,400	47,246
Inaba Denki Sangyo Co., Ltd.	1,900	47,866
Inabata & Co., Ltd.	11,800	59,014
Iseki & Co., Ltd. *	6,000	14,599
Iwatani Corp.	24,000	69,523
Japan Pulp & Paper Co., Ltd.	6,000	20,237
Kandenko Co., Ltd.	5,000	29,139
Kanematsu Corp. *	111,000	90,879
Keihan Electric Railway Co., Ltd.	19,000	83,602
Kitz Corp.	5,000	22,093
Komori Corp.	3,000	29,457
Kumagai Gumi Co., Ltd. *	43,000	26,632
Kurita Water Industries Ltd.	2,100	54,396
Kuroda Electric Co., Ltd.	1,800	20,893
Kyowa Exeo Corp.	5,600	49,222
Kyudenko Corp.	5,000	25,735
Mabuchi Motor Co., Ltd.	900	47,643
Maeda Corp.	19,000	51,479
Maeda Road Construction Co., Ltd.	4,000	27,727
Makino Milling Machine Co., Ltd. *	6,000	41,301
Max Co., Ltd.	2,000	22,069
Meidensha Corp.	7,000	24,937
Minebea Co., Ltd.	15,000	82,372
Misumi Group, Inc.	1,300	27,772
Mitsui Engineering & Shipbuilding Co., Ltd.	35,000	79,044
Miura Co., Ltd.	1,100	24,862
Mori Seiki Co., Ltd.	4,200	41,016
Nabtesco Corp.	2,000	35,437
Nachi-Fujikoshi Corp.	13,000	38,864
Nagase & Co., Ltd.	5,000	58,538
NEC Networks & System Integration Corp.	1,800	20,998
Nichias Corp.	5,000	21,559
Nippo Corp.	4,000	24,766
Nippon Densetsu Kogyo Co., Ltd.	3,000	27,094
Nishimatsu Construction Co., Ltd.	53,000	56,465
Nitto Boseki Co., Ltd.	11,000	25,551
Noritake Co., Ltd.	5,000	15,703
Noritz Corp.	2,400	44,068
Okuma Corp. *	7,000	41,522
Okumura Corp.	11,000	38,418
OSG Corp.	2,700	28,126
Penta-Ocean Construction Co., Ltd.	42,500	63,865
Ryobi Ltd. *	11,000	40,293
Sanki Engineering Co., Ltd.	4,000	24,936
Sankyo-Tateyama Holdings, Inc. *	31,000	35,515
Sanwa Holdings Corp.	18,000	51,209
Shima Seiki Mfg., Ltd.	1,700	32,473
ShinMaywa Industries Ltd.	6,000	20,878
Sintokogio Ltd.	2,900	21,986
Sumikin Bussan Corp.	8,000	15,934
Swcc Showa Holdings Co., Ltd. *	20,000	15,631
Tadano Ltd.	6,000	26,814
Taihei Kogyo Co., Ltd.	6,000	25,461
Taikisha Ltd.	1,400	18,784
Takara Standard Co., Ltd.	3,000	18,447
Takasago Thermal Engineering Co., Ltd.	4,000	28,266
The Japan Steel Works Ltd.	4,000	38,164
The Nippon Road Co., Ltd.	10,000	20,361
THK Co., Ltd.	4,200	80,629
TOA Corp.	17,000	14,361
Toda Corp.	19,000	64,018
Toshiba Machine Co., Ltd.	4,000	16,420
Toshiba Plant Systems & Services Corp.	2,000	26,291
Toto Ltd.	13,000	86,370
Toyo Engineering Corp.	6,000	19,131
Trusco Nakayama Corp.	1,800	26,233
Tsubakimoto Chain Co.	8,000	35,363
Ushio, Inc.	3,000	49,863
Yamazen Corp.	5,100	20,816
Yuasa Trading Co., Ltd. *	28,000	23,253

		3,167,231

Commercial & Professional Supplies 0.4%
Duskin Co., Ltd.	3,300	58,009
Kokuyo Co., Ltd.	7,900	60,388
Matsuda Sangyo Co., Ltd.	1,800	31,077
Meitec Corp. *	2,000	39,914
Nissha Printing Co., Ltd.	700	15,436
Okamura Corp.	3,000	15,795
Park24 Co., Ltd.	2,100	20,292
Sohgo Security Services Co., Ltd.	2,600	27,219
Toppan Forms Co., Ltd.	2,200	19,524

		287,654

Consumer Durables & Apparel 1.7%
Alpine Electronics, Inc.	2,200	27,572
Asics Corp.	4,000	43,070
Chofu Seisakusho Co., Ltd.	1,300	26,219
Clarion Co., Ltd. *	11,000	17,080
Cleanup Corp.	4,300	25,997
Fujitsu General Ltd.	4,000	19,258
Funai Electric Co., Ltd.	600	18,418
Gunze Ltd.	9,000	31,249
Haseko Corp. *	94,500	81,063
Heiwa Corp.	1,600	20,136
Hitachi Koki Co., Ltd.	3,000	25,449
JVC KENWOOD Holdings, Inc. *	4,460	16,330
Kurabo Industries Ltd.	14,000	21,581
Mars Engineering Corp.	1,000	15,713
Misawa Homes Co., Ltd. *	11,100	41,704
Mitsui Home Co., Ltd.	3,000	13,458
Mizuno Corp.	5,000	21,383
Nisshinbo Holdings, Inc.	6,000	60,736
Noritsu Koki Co., Ltd. *	2,400	13,743
Onward Holdings Co., Ltd.	9,000	67,235
PanaHome Corp.	3,000	18,297
Pioneer Corp. *	36,900	127,314
Rinnai Corp.	900	54,756
Roland Corp.	1,600	16,569

52 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Sangetsu Co., Ltd.	1,900	41,457
Sanyo Shokai Ltd.	6,000	23,555
Seiko Holdings Corp. *	12,000	40,522
Shimano, Inc.	1,500	74,744
Takamatsu Construction Group Co., Ltd.	1,800	23,345
The Japan Wool Textile Co., Ltd.	3,000	22,946
Token Corp.	660	20,268
Tokyo Style Co., Ltd.	4,000	31,813
Tomy Co., Ltd.	2,900	22,287
Toyobo Co., Ltd.	44,000	73,337
Unitika Ltd. *	31,000	25,778
Wacoal Holdings Corp.	4,000	58,259

		1,282,641

Consumer Services 0.4%
Benesse Holdings, Inc.	1,900	91,186
H.I.S. Co., Ltd.	1,300	27,699
PGM Holdings K.K.	34	22,254
Plenus Co., Ltd.	1,800	26,010
Resorttrust, Inc.	1,500	23,241
Round One Corp.	4,200	15,613
Tokyo Dome Corp.	7,000	17,471
Yoshinoya Holdings Co., Ltd.	25	30,612
Zensho Co., Ltd.	2,100	19,421

		273,507

Diversified Financials 0.7%
Aeon Credit Service Co., Ltd.	5,300	60,874
Cedyna Financial Corp. *	20,650	28,656
Fuyo General Lease Co., Ltd.	800	22,703
Hitachi Capital Corp.	2,500	33,268
IBJ Leasing Co., Ltd.	1,600	33,627
Jaccs Co., Ltd.	27,000	50,927
JAFCO Co., Ltd.	800	16,722
Japan Securities Finance Co., Ltd.	3,900	23,826
Matsui Securities Co., Ltd.	3,600	20,362
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,410	47,016
Mizuho Investors Securities Co., Ltd. *	14,000	12,840
Mizuho Securities Co., Ltd.	8,000	16,998
Monex Group, Inc.	45	10,674
Okasan Securities Group, Inc.	5,000	16,187
Orient Corp. (c)*	39,000	26,550
Ricoh Leasing	1,200	29,822
Tokai Tokyo Financial Holdings, Inc.	9,000	31,278

		482,330

Energy 0.2%
AOC Holdings, Inc. *	8,100	35,592
Itohchu Enex Co., Ltd.	8,100	37,213
Japan Petroleum Exploration Co., Ltd.	1,200	45,796
San-Ai Oil Co., Ltd.	4,000	16,870
Sinanen Co., Ltd.	6,000	22,853

		158,324

Food & Staples Retailing 0.7%
Arcs Co., Ltd.	1,500	19,410
Cawachi Ltd.	1,600	28,287
Circle K Sunkus Co., Ltd.	2,300	32,595
FamilyMart Co., Ltd.	2,400	85,102
Heiwado Co., Ltd.	2,300	28,321
Izumiya Co., Ltd.	9,000	30,468
Kasumi Co., Ltd.	2,900	14,771
Kato Sangyo Co., Ltd.	2,300	32,822
Matsumotokiyoshi Holdings Co., Ltd.	1,200	22,527
Ministop Co., Ltd.	1,300	19,216
Okuwa Co., Ltd.	2,000	18,825
San-A Co., Ltd.	700	27,875
Sugi Holdings Co., Ltd.	1,000	22,343
Sundrug Co., Ltd.	1,000	27,775
The Maruetsu, Inc.	6,000	21,239
Tsuruha Holdings, Inc.	700	30,090
Valor Co., Ltd.	2,500	18,566
Yaoko Co., Ltd.	700	19,146

		499,378

Food, Beverage & Tobacco 1.7%
Coca-Cola Central Japan Co., Ltd.	1,800	22,661
Coca-Cola West Co., Ltd.	3,600	55,088
DyDo Drinco, Inc.	600	19,918
Ezaki Glico Co., Ltd.	4,000	49,137
Fuji Oil Co., Ltd.	2,400	34,456
House Food Corp.	2,000	29,535
Ito En Ltd.	3,400	54,579
Itoham Foods, Inc.	9,000	29,084
J-Oil Mills, Inc.	6,000	15,864
Kagome Co., Ltd.	2,600	48,998
Kewpie Corp.	6,500	82,692
Kikkoman Corp.	6,000	64,661
Marudai Food Co., Ltd.	7,000	19,996
Maruha Nichiro Holdings, Inc.	52,000	85,475
Mikuni Coca-Cola Bottling Co., Ltd.	2,900	24,830
Morinaga & Co., Ltd.	10,000	22,856
Morinaga Milk Industry Co., Ltd.	17,000	69,353
Nichirei Corp.	17,000	74,042
Nippon Flour Mills Co., Ltd.	6,000	28,706
Nippon Suisan Kaisha Ltd.	21,000	66,804
Prima Meat Packers Ltd.	21,000	21,633
Sapporo Holdings Ltd.	14,000	55,088
Showa Sangyo Co., Ltd.	6,000	16,109
Takara Holdings, Inc.	6,000	34,178
The Nisshin Oillio Group Ltd.	7,000	30,807
Toyo Suisan Kaisha Ltd.	3,000	64,284
Yakult Honsha Co., Ltd.	3,100	90,710
Yonekyu Corp.	2,000	14,955

		1,226,499

Health Care Equipment & Services 0.3%
Hitachi Medical Corp.	2,000	12,808
Miraca Holdings, Inc.	1,300	46,649
Nichii Gakkan Co.	2,000	17,220
Nihon Kohden Corp.	1,500	28,512
Nipro Corp.	1,800	36,697
Sysmex Corp.	400	27,428
Toho Holdings Co., Ltd.	5,000	69,968

		239,282

Household & Personal Products 0.3%
Aderans Holdings Co., Ltd. *	2,400	28,097
Fancl Corp.	1,800	27,667
Kobayashi Pharmaceutical Co., Ltd.	700	32,595
Kose Corp.	900	21,602
Lion Corp.	11,000	59,371
Unicharm Corp.	1,500	57,301

		226,633

Insurance 0.1%
Sony Financial Holdings, Inc.	14	48,687

See financial notes 53

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
The Fuji Fire & Marine Insurance Co., Ltd. *	19,000	23,505

		72,192

Materials 3.9%
Adeka Corp.	4,000	42,639
Aichi Steel Corp.	5,000	27,772
Air Water, Inc.	6,000	69,914
Daicel Chemical Industries Ltd.	13,000	90,305
Daido Steel Co., Ltd.	22,000	112,105
Daiken Corp.	7,000	16,097
Dainichiseika Color & Chemical Mfg. Co., Ltd.	4,000	16,864
Daio Paper Corp.	9,000	58,452
Denki Kagaku Kogyo Kabushiki Kaisha	24,000	105,622
Dowa Holdings Co., Ltd.	16,000	97,145
FP Corp.	600	33,123
Furukawa-Sky Aluminum Corp.	8,000	21,182
Godo Steel Ltd.	13,000	24,456
Hokuetsu Kishu Paper Co., Ltd.	6,500	30,062
Ishihara Sangyo Kaisha Ltd. *	23,000	16,578
Kansai Paint Co., Ltd.	7,000	65,298
Kureha Corp.	8,000	45,409
Kurimoto Ltd. *	14,000	16,026
Kyoei Steel Ltd.	1,300	15,832
Lintec Corp.	1,300	29,194
Maruichi Steel Tube Ltd.	2,800	55,460
Mitsubishi Paper Mills Ltd. *	27,000	27,493
Mitsubishi Steel Mfg. Co., Ltd.	11,000	26,222
Mitsui Mining & Smelting Co., Ltd.	42,000	128,094
Nakayama Steel Works Ltd. *	20,000	24,802
Nihon Parkerizing Co., Ltd.	2,000	26,202
Nippon Coke & Engineering Co., Ltd.	17,000	27,717
Nippon Denko Co., Ltd.	3,000	22,227
Nippon Kayaku Co., Ltd.	5,000	48,633
Nippon Light Metal Co., Ltd. *	64,000	107,522
Nippon Metal Industry Co., Ltd. *	12,000	14,605
Nippon Paint Co., Ltd.	7,000	51,725
Nippon Shokubai Co., Ltd.	8,000	75,548
Nippon Soda Co., Ltd.	6,000	25,898
Nippon Yakin Kogyo Co., Ltd. *	10,000	29,308
Nissan Chemical Industries Ltd.	5,000	57,413
Nittetsu Mining Co., Ltd.	4,000	15,049
Nof Corp.	7,000	32,276
Osaka Steel Co., Ltd.	1,800	26,816
Osaka Titanium technologies Co., Ltd.	500	23,350
Pacific Metals Co., Ltd.	6,000	49,891
Rengo Co., Ltd.	11,000	69,977
Sakai Chemical Industry Co., Ltd.	4,000	16,873
Sanyo Chemical Industries Ltd.	4,000	29,815
Sanyo Special Steel Co., Ltd.	8,000	39,373
Shin-Etsu Polymer Co., Ltd.	4,500	23,788
Sumitomo Bakelite Co., Ltd.	11,000	59,590
Sumitomo Light Metal Industries Ltd. *	35,000	38,723
Sumitomo Osaka Cement Co., Ltd.	37,000	71,705
Taiyo Nippon Sanso Corp.	10,000	80,211
Takasago International Corp.	3,000	14,490
Toagosei Co., Ltd.	10,000	43,847
Toho Zinc Co., Ltd.	4,000	16,825
Tokai Carbon Co., Ltd.	7,000	41,274
Tokuyama Corp.	13,000	71,161
Tokyo Ohka Kogyo Co., Ltd.	2,200	40,599
Tokyo Steel Manufacturing Co., Ltd.	7,100	70,264
Topy Industries Ltd.	25,000	61,465
Toyo Ink Mfg. Co., Ltd.	9,000	36,715
Toyo Kohan Co., Ltd.	3,000	15,108
Yamato Kogyo Co., Ltd.	2,000	51,156
Yodogawa Steel Works Ltd.	11,000	40,681
Zeon Corp.	10,000	82,492

		2,846,458

Media 0.3%
Asatsu-DK, Inc.	2,600	59,882
Avex Group Holdings, Inc.	2,100	30,245
Kadokawa Group Holdings, Inc.	1,200	28,131
SKY Perfect JSAT Holdings, Inc.	47	15,535
Toei Co., Ltd.	4,000	16,531
Toho Co., Ltd.	3,900	60,278
TV Asahi Corp.	19	26,778
TV Tokyo Holdings Corp. *	900	13,007

		250,387

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Hisamitsu Pharmaceutical Co., Inc.	900	36,856
Kaken Pharmaceutical Co., Ltd.	3,000	32,870
Kissei Pharmaceutical Co., Ltd.	2,000	39,809
Kyorin Co., Ltd.	2,000	31,058
Mochida Pharmaceutical Co., Ltd.	2,000	21,715
Nippon Shinyaku Co., Ltd.	2,000	28,372
Rohto Pharmaceutical Co., Ltd.	2,000	24,778
Santen Pharmaceutical Co., Ltd.	1,600	55,135
Tsumura & Co.	1,200	36,889

		307,482

Real Estate 0.4%
Aeon Mall Co., Ltd.	2,200	51,577
Daibiru Corp.	2,100	16,227
Daikyo, Inc. *	11,000	17,087
Goldcrest Co., Ltd.	1,410	30,456
Heiwa Real Estate Co., Ltd.	8,000	21,140
Joint Corp. (a),(b)	4,000	—
Nomura Real Estate Holdings, Inc.	3,400	52,150
NTT Urban Development Corp.	38	34,813
Sumitomo Real Estate Sales Co., Ltd.	630	28,229
Tokyo Tatemono Co., Ltd.	19,000	76,558

		328,237

Retailing 1.9%
ABC-Mart, Inc.	500	16,978
Alpen Co., Ltd.	1,800	27,843
AOKI Holdings, Inc.	1,500	21,188
Aoyama Trading Co., Ltd.	3,800	61,886
ASKUL Corp.	1,000	20,802
Autobacs Seven Co., Ltd.	1,700	63,684
Belluna Co., Ltd.	3,700	17,621
Best Denki Co., Ltd. *	19,500	54,601
Bic Camera, Inc.	83	32,963
Chiyoda Co., Ltd.	1,800	21,768
Chori Co., Ltd.	17,000	18,342
Culture Convenience Club Co., Ltd.	4,100	18,219
DCM Holdings Co., Ltd.	3,200	16,254
Don Quijote Co., Ltd.	2,300	62,992
Edion Corp.	7,500	55,494
Fuji Co., Ltd.	1,600	31,397
GEO Corp.	28	29,479
Gulliver International Co., Ltd. (c)	600	29,320
H2O Retailing Corp.	6,000	39,304

54 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Hikari Tsushin, Inc.	1,600	30,155
Izumi Co., Ltd.	2,900	38,359
J. Front Retailing Co., Ltd.	15,000	76,876
Joshin Denki Co., Ltd.	3,000	27,800
K’s Holdings Corp.	2,540	63,122
Keiyo Co., Ltd. (c)	3,000	14,471
Kohnan Shoji Co., Ltd.	1,600	18,505
Kojima Co., Ltd.	3,000	14,481
Komeri Co., Ltd.	1,600	33,235
Nishimatsuya Chain Co., Ltd.	2,900	27,853
Nissen Holdings Co., Ltd.	5,900	25,475
Nitori Co., Ltd.	400	35,196
Parco Co., Ltd.	2,800	21,561
Paris Miki Holdings, Inc.	2,000	16,016
Ryohin Keikaku Co., Ltd.	1,400	49,686
Senshukai Co., Ltd.	3,100	17,318
Shimachu Co., Ltd.	2,300	47,134
Shimamura Co., Ltd.	600	57,511
T-Gaia Corp.	14	20,489
USS Co., Ltd.	760	59,040
Xebio Co., Ltd.	900	17,639
Yokohama Reito Co., Ltd.	4,000	25,462

		1,377,519

Semiconductors & Semiconductor Equipment 0.4%
Advantest Corp.	2,900	55,081
Dainippon Screen Mfg. Co., Ltd. *	10,000	56,904
Disco Corp.	400	23,160
Elpida Memory, Inc. (c)*	4,700	48,113
Mimasu Semiconductor Industry Co., Ltd.	1,400	13,746
Sanken Electric Co., Ltd.	11,000	39,330
Shinko Electric Industries Co., Ltd.	2,300	22,389
Tokyo Seimitsu Co., Ltd.	1,400	18,108
ULVAC, Inc.	2,000	40,265

		317,096

Software & Services 0.7%
Capcom Co., Ltd.	1,200	18,862
CSK Holdings Corp. *	8,400	28,151
Fuji Soft, Inc.	2,800	41,445
IT Holdings Corp.	2,100	23,186
Itochu Techno-Solutions Corp.	1,000	34,152
Konami Corp.	4,100	72,149
NEC Fielding Ltd.	1,900	20,407
Net One Systems Co., Ltd.	27	37,598
Nihon Unisys Ltd.	4,400	27,999
NS Solutions Corp.	1,000	18,616
OBIC Co., Ltd.	120	22,152
Otsuka Corp.	700	44,447
Square Enix Holdings Co., Ltd.	2,000	41,771
Sumisho Computer Systems Corp.	1,900	28,144
Transcosmos, Inc.	2,500	19,655
Trend Micro, Inc.	2,000	56,586

		535,320

Technology Hardware & Equipment 1.7%
Canon Electronics, Inc.	900	23,624
Citizen Watch Co., Ltd.	13,000	74,715
Cmk Corp.	3,100	12,225
Eizo Nanao Corp.	1,300	26,501
Hamamatsu Photonics K.K.	1,600	51,752
Hirose Electric Co., Ltd.	700	70,360
Hitachi Kokusai Electric, Inc.	3,000	27,255
Horiba Ltd.	1,400	34,382
Hosiden Corp.	5,600	55,566
Japan Aviation Electronics Industry Ltd.	4,000	26,546
Japan Radio Co., Ltd.	10,000	22,559
Kaga Electronics Co., Ltd.	2,600	27,819
Macnica, Inc.	800	15,369
Mitsumi Electric Co., Ltd.	3,900	66,312
Nichicon Corp.	3,000	33,358
Nidec Sankyo Corp.	2,000	14,167
Nippon Chemi-Con Corp. *	9,000	36,065
Oki Electric Industry Co., Ltd. *	106,000	92,056
Ryoden Trading Co., Ltd.	5,000	26,762
Ryosan Co., Ltd.	2,600	64,038
Ryoyo Electro Corp.	2,600	24,031
Sanshin Electronics Co., Ltd.	3,200	25,893
Shimadzu Corp.	7,000	52,546
Shinko Shoji Co., Ltd.	3,300	24,417
Star Micronics Co., Ltd.	1,700	16,215
Taiyo Yuden Co., Ltd.	5,000	64,238
Topcon Corp.	4,600	17,692
Toshiba Tec Corp.	8,000	31,426
Yamatake Corp.	2,500	60,740
YASKAWA Electric Corp.	7,000	54,645
Yokogawa Electric Corp.	9,400	61,668

		1,234,942

Transportation 1.0%
Daiichi Chuo Kisen Kaisha *	9,000	20,424
Fukuyama Transporting Co., Ltd.	5,000	24,753
Hitachi Transport System Ltd.	1,500	23,222
Iino Kaiun Kaisha Ltd.	2,900	12,928
Japan Airport Terminal Co., Ltd.	2,600	42,646
Kamigumi Co., Ltd.	8,000	62,487
Keihin Electric Express Railway Co., Ltd.	10,000	94,523
Keisei Electric Railway Co., Ltd.	10,000	66,772
Kintetsu World Express, Inc.	700	16,246
Mitsubishi Logistics Corp.	5,000	60,472
Mitsui-Soko Co., Ltd.	4,000	15,039
Nippon Konpo Unyu Soko Co., Ltd.	2,000	21,674
Nishi-Nippon Railroad Co., Ltd.	14,000	60,000
Sankyu, Inc.	11,000	46,130
Seino Holdings Co., Ltd.	12,000	73,063
Senko Co., Ltd.	8,000	24,390
Shinwa Kaiun Kaisha Ltd.	8,000	20,315
Sotetsu Holdings, Inc.	9,000	28,520
The Sumitomo Warehouse Co., Ltd.	6,000	31,125
Yusen Air & Sea Service Co., Ltd.	1,200	16,600

		761,329

Utilities 0.1%
Saibu Gas Co., Ltd.	7,000	19,953
Shizuoka Gas Co., Ltd.	3,500	20,468
The Okinawa Electric Power Co., Inc.	900	41,354

		81,775

		19,241,956

Liechtenstein 0.1%

Banks 0.0%
Liechtensteinische Landesbank AG	356	24,146

See financial notes 55

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.1%
Verwaltungs-und Privat-Bank AG	256	27,798

		51,944

Luxembourg 0.1%

Real Estate 0.1%
Gagfah S.A.	3,464	30,402

Telecommunication Services 0.0%
Colt Group S.A. *	14,914	28,916

		59,318

Netherlands 2.7%

Capital Goods 0.7%
Aalberts Industries N.V.	4,545	83,366
Arcadis N.V.	1,424	31,776
Draka Holdings N.V. *	2,962	63,161
Heijmans N.V., CVA *	4,498	84,883
Imtech N.V.	3,600	120,943
Koninklijke Boskalis Westminster N.V.	2,530	102,788
Wavin N.V. *	3,181	43,983

		530,900

Commercial & Professional Supplies 0.1%
USG People N.V. *	6,053	112,476

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	1,619	53,449
TomTom N.V. *	4,174	36,659

		90,108

Energy 0.2%
Fugro N.V., CVA	2,023	143,217

Food & Staples Retailing 0.0%
Sligro Food Group N.V.	1,049	34,391

Food, Beverage & Tobacco 0.3%
CSM N.V.	4,199	133,049
Koninklijike Wessanen N.V. *	17,872	67,292

		200,341

Health Care Equipment & Services 0.1%
Mediq N.V.	4,141	79,281

Insurance 0.2%
Brit Insurance Holdings N.V. *	9,214	154,218

Materials 0.1%
AMG Advanced Metallurgical Group N.V. *	3,009	27,951
James Hardie Industries N.V. CDI *	8,092	42,889

		70,840

Real Estate 0.5%
Eurocommercial Properties N.V.	1,844	91,278
Nieuwe Steen Investments N.V.	1,728	35,679
Vastned Offices/Industrial N.V.	2,182	36,940
VastNed Retail N.V.	1,060	73,723
Wereldhave N.V.	1,040	105,750

		343,370

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V. *	1,829	46,713

Technology Hardware & Equipment 0.2%
Gemalto N.V.	1,832	83,492
TKH Group N.V. CVA	1,577	39,312

		122,804

Transportation 0.1%
Koninklijke Vopak N.V.	1,145	57,283

		1,985,942

New Zealand 0.6%

Consumer Durables & Apparel 0.1%
Fisher & Paykel Appliances Holdings Ltd. *	67,704	31,003

Consumer Services 0.1%
Sky City Entertainment Group Ltd.	27,260	62,866

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	10,370	25,633

Materials 0.1%
Nufarm Ltd. *	8,132	36,247
Nuplex Industries Ltd.	13,364	34,606

		70,853

Media 0.0%
Sky Network Television Ltd.	5,722	23,707

Real Estate 0.0%
Kiwi Income Property Trust	38,433	30,790

Retailing 0.1%
The Warehouse Group Ltd.	11,873	36,205

Transportation 0.1%
Air New Zealand Ltd.	37,380	38,550
Auckland International Airport Ltd.	33,141	53,105

		91,655

Utilities 0.1%
Contact Energy Ltd. *	13,423	59,947

		432,659

Norway 1.5%

Banks 0.1%
Sparebanken 1 SMN	5,893	53,363
Sparebanken Rogaland	5,734	54,910

		108,273

Capital Goods 0.1%
Veidekke A.S.A.	5,880	48,694

Energy 0.5%
Fred. Olsen Energy A.S.A.	927	34,880
Petroleum Geo-Services A.S.A. *	7,784	97,471
Seadrill Ltd.	4,000	121,424
Songa Offshore SE *	5,500	25,333
Subsea 7, Inc. *	3,579	75,453
TGS Nopec Geophysical Co., A.S.A.	2,561	44,381

		398,942

Food, Beverage & Tobacco 0.2%
Cermaq A.S.A. *	3,708	47,154
Leroy Seafood Group A.S.A.	1,449	38,374
Marine Harvest	71,110	70,736

		156,264

Materials 0.2%
Norske Skogindustrier A.S.A. *	77,500	158,298

56 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Media 0.1%
Schibsted A.S.A.	2,252	61,855

Semiconductors & Semiconductor Equipment 0.1%
Renewable Energy Corp. A.S.A. *	25,400	88,462

Software & Services 0.1%
Atea A.S.A.	3,208	27,137
EDB ErgoGroup A.S.A. *	10,929	33,403

		60,540

Transportation 0.1%
Stolt-Nielsen S.A.	2,467	44,143

		1,125,471

Portugal 0.4%

Banks 0.0%
Banif, SGPS, S.A. - Reg’d	13,962	20,596

Capital Goods 0.1%
Mota-Engil, SGPS, S.A.	8,123	24,276
Teixeira Duarte S.A.	22,112	30,468

		54,744

Materials 0.1%
Portucel-Empresa Produtora de Pasta e Papel, S.A.	9,747	32,456
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	3,396	40,141
Sonae Industria-SGPS, S.A. *	9,087	28,060

		100,657

Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS, S.A.	14,546	77,661

Telecommunication Services 0.0%
Sonaecom, SGPS, S.A. *	10,562	23,884

Utilities 0.1%
Redes Energeticas Nacionais S.A.	7,428	27,884

		305,426

Republic of Korea 7.8%

Automobiles & Components 0.4%
Halla Climate Control Corp.	1,740	32,339
Hankook Tire Co., Ltd.	4,160	108,355
Kumho Tire Co., Inc. (a),(b)*	10,290	64,927
S&T Dynamics Co., Ltd.	1,630	35,483
Ssangyong Motor Co. *	5,860	54,769

		295,873

Banks 0.3%
Busan Bank	9,140	113,881
Daegu Bank	6,470	84,892

		198,773

Capital Goods 1.7%
Daewoo International Corp.	2,580	80,448
Dongbu Corp.	3,130	22,267
Doosan Engineering & Construction Co., Ltd.	4,990	32,863
Doosan Infracore Co., Ltd. *	3,660	90,572
Hanjin Heavy Industries & Construction Co., Ltd.	2,160	82,343
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	7,420	127,058
Hyundai Development Co.	3,900	109,685
Hyundai Mipo Dockyard Co., Ltd.	750	125,444
Keangnam Enterprises Ltd. *	3,890	39,455
Kolon Engineering & Construction Co., Ltd.	6,860	28,967
Kumho Industrial Co., Ltd. *	15,740	61,054
Kyeryong Construction Industrial Co., Ltd.	1,740	29,356
LS Industrial Systems Co., Ltd.	407	32,672
Samsung Engineering Co., Ltd.	498	79,587
Samsung Techwin Co., Ltd.	993	92,830
STX Engine Co., Ltd.	1,700	61,569
Taeyoung Engineering & Construction	4,280	25,782
Taihan Electric Wire Co., Ltd. *	16,627	105,651

		1,227,603

Commercial & Professional Supplies 0.1%
Kepco Plant Service & Engineering Co., Ltd.	370	20,447
S1 Corp.	826	45,542

		65,989

Consumer Durables & Apparel 0.1%
Woongjin Coway Co., Ltd.	1,720	62,415

Consumer Services 0.2%
Kangwon Land, Inc.	6,060	142,710

Diversified Financials 0.8%
Daewoo Securities Co., Ltd.	4,170	90,662
Daishin Securities Co., Ltd.	2,680	36,752
Hyundai Securities Co., Ltd.	6,870	90,047
Korea Investment Holdings Co., Ltd.	2,360	74,546
Mirae Asset Securities Co., Ltd.	623	32,654
Samsung Securities Co., Ltd.	1,985	113,695
Tong Yang Securities, Inc.	6,930	70,153
Woori Investment & Securities Co., Ltd.	6,640	117,420

		625,929

Energy 0.1%
SK Gas Co., Ltd.	1,232	45,479

Food, Beverage & Tobacco 0.5%
CJ CheilJedang Corp.	158	30,442
Daesang Corp. *	2,880	21,188
Hite Holdings Co., Ltd.	1,280	24,162
Lotte Chilsung Beverage Co., Ltd.	75	51,389
Lotte Confectionery Co., Ltd.	39	42,570
Nong Shim Co., Ltd.	234	42,990
ORION Corp.	148	49,540
Ottogi Corp.	345	44,763
Samyang Corp.	900	51,227

		358,271

Household & Personal Products 0.2%
Amorepacific Corp.	46	42,515
LG Household & Health Care Ltd.	129	43,096
Pacific Corp.	554	86,687

		172,298

Insurance 0.5%
Dongbu Insurance Co., Ltd.	4,060	143,496

See financial notes 57

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Hyundai Marine & Fire Insurance Co., Ltd.	3,960	84,683
Korean Reinsurance Co.	5,155	58,108
LIG Insurance Co., Ltd.	3,090	63,989
Meritz Fire & Marine Insurance Co., Ltd.	4,110	28,231

		378,507

Materials 1.6%
Cheil Industries, Inc.	1,760	148,018
Dongbu HiTek Co., Ltd. *	5,790	57,433
Dongbu Steel Co., Ltd.	6,130	53,539
Hanil Cement Co., Ltd.	684	37,080
Hansol Paper Co., Ltd.	4,300	42,864
Hyundai Hysco	1,790	36,356
Kolon Corp.	1,640	54,431
Korea Zinc Co., Ltd.	457	115,670
KP Chemical Corp.	2,750	41,013
OCI Co., Ltd.	486	143,138
Samsung Fine Chemicals Co., Ltd.	670	39,793
Seah Besteel Corp.	3,570	93,071
SK Chemicals Co., Ltd.	1,917	107,036
SKC Co., Ltd.	1,000	34,119
Ssangyong Cement Industrial Co., Ltd. *	5,160	30,128
Taekwang Industrial Co., Ltd.	65	74,343
Tong Yang Major Corp. *	21,920	44,878
Young Poong Corp.	60	34,926

		1,187,836

Media 0.1%
Cheil Worldwide, Inc.	1,925	20,952
Daekyo Co., Ltd.	4,210	22,032
Woongjin Holdings Co., Ltd. *	1,800	18,386

		61,370

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Yuhan Corp.	207	29,338

Retailing 0.2%
CJ O Shopping Co., Ltd. *	129	29,112
Daewoo Motor Sales Corp. *	8,100	21,779
GS Home Shopping, Inc.	280	28,954
Hyundai Department Store Co., Ltd.	970	107,498

		187,343

Software & Services 0.1%
NHN Corp. *	342	60,509

Technology Hardware & Equipment 0.2%
Lg Innotek	209	24,229
Samsung Electro-Mechanics Co., Ltd.	913	100,300
Sindoh Co., Ltd.	689	33,310

		157,839

Telecommunication Services 0.1%
SK Broadband Co., Ltd. *	13,091	65,633

Transportation 0.5%
Asiana Airlines *	10,940	89,085
Glovis Co., Ltd.	193	27,366
Hanjin Shipping Holdings Co., Ltd. *	12,360	177,193
Korea Line Corp. *	1,230	44,464
STX Pan Ocean Co., Ltd.	2,040	21,725

		359,833

Utilities 0.1%
E1 Corp.	461	23,388
Samchully Co., Ltd.	315	34,452

		57,840

		5,741,388

Singapore 2.2%

Capital Goods 0.2%
Cosco Corp.(Singapore) Ltd.	25,431	36,789
Haw Par Corp., Ltd.	4,000	18,618
Hong Leong Asia Ltd.	5,000	13,356
Jaya Holdings Ltd. *	38,000	20,807
SembCorp Marine Ltd.	15,096	53,831
Yangzijiang Shipbuilding Holdings Ltd.	23,000	33,335

		176,736

Consumer Services 0.2%
Genting Singapore plc *	59,000	99,266
Hotel Properties Ltd.	12,000	26,003

		125,269

Diversified Financials 0.1%
Singapore Exchange Ltd.	10,000	68,139

Food & Staples Retailing 0.1%
Olam International Ltd.	31,704	77,064

Food, Beverage & Tobacco 0.1%
Indofood Agri Resources Ltd. *	9,000	18,201
People’s Food Holdings Ltd.	59,000	32,005

		50,206

Health Care Equipment & Services 0.1%
Parkway Holdings Ltd. (a),(b)	13,866	42,317

Real Estate 1.0%
Allgreen Properties Ltd.	43,000	39,659
Ascendas Real Estate Investment Trust	45,000	71,828
CapitaCommercial Trust	75,302	87,052
CapitaMall Trust	65,000	99,848
Fortune REIT	58,000	29,933
Guocoland Ltd.	12,000	22,112
K-REIT Asia	23,000	24,062
Keppel Land Ltd.	15,000	51,570
Mapletree Logistics Trust	69,000	48,041
Singapore Land Ltd.	3,000	16,521
Suntec Real Estate Investment Trust	60,000	72,368
UOL Group Ltd.	20,000	70,485
Wheelock Properties (S) Ltd.	16,000	24,142
Wing Tai Holdings Ltd.	23,000	31,215
Yanlord Land Group Ltd.	14,000	18,715

		707,551

Semiconductors & Semiconductor Equipment 0.0%
STATS ChipPAC Ltd. *	27,000	19,873

Technology Hardware & Equipment 0.1%
Venture Corp., Ltd.	16,368	114,833

Telecommunication Services 0.0%
M1 Ltd.	13,000	22,333

Transportation 0.3%
ComfortDelGro Corp., Ltd.	99,102	113,707
SATS Ltd.	25,749	56,772
SIA Engineering Co., Ltd.	7,205	24,175
Singapore Post Ltd.	42,000	38,306

58 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
SMRT Corp., Ltd.	18,000	28,570

		261,530

		1,665,851

Spain 1.5%

Banks 0.1%
Banco de Valencia S.A. (c)	6,668	37,637
Banco Pastor S.A.	4,076	19,912

		57,549

Capital Goods 0.3%
Abengoa S.A.	1,913	53,009
Construcciones y Auxiliar de Ferrocarriles S.A.	60	33,841
Ferrovial S.A.	4,999	57,038
Obrascon Huarte Lain S.A.	3,294	107,867

		251,755

Commercial & Professional Supplies 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	858	51,363

Consumer Services 0.2%
Codere S.A. *	2,072	23,048
NH Hoteles S.A. *	15,463	81,195
Sol Melia S.A.	3,563	35,543

		139,786

Diversified Financials 0.1%
Bolsas y Mercados Espanoles	2,472	67,452
Corporacion Financiera Alba S.A.	995	52,656

		120,108

Energy 0.0%
Tecnicas Reunidas S.A.	471	29,301

Food, Beverage & Tobacco 0.2%
Campofrio Food Group S.A.	2,654	27,187
Ebro Foods S.A.	4,134	90,913
Pescanova S.A.	839	27,370
SOS Corp. Alimentaria S.A. (c)*	10,114	22,241

		167,711

Insurance 0.1%
Grupo Catalana Occidente S.A.	2,235	46,625

Materials 0.1%
Grupo Empresarial Ence S.A. *	7,307	26,631
Tubos Reunidos S.A. *	5,480	14,673

		41,304

Media 0.1%
Antena 3 de Television S.A.	4,233	43,368

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	3,232	30,645
Grifols S.A.	1,851	30,005

		60,650

Software & Services 0.1%
Indra Sistemas S.A.	5,256	102,989

		1,112,509

Sweden 2.7%

Capital Goods 0.7%
Cardo AB	858	33,106
Hexagon AB, Class B	4,808	97,835
Lindab International AB *	3,919	55,708
Peab AB	11,748	93,637
Saab AB, B Shares	3,281	51,335
Trelleborg AB, B Shares	17,264	162,706

		494,327

Commercial & Professional Supplies 0.1%
Intrum Justitia AB	1,826	25,183
Niscayah Group AB	11,002	18,969

		44,152

Consumer Durables & Apparel 0.3%
Husqvarna AB, A Shares	3,532	24,802
Husqvarna AB, B Shares	11,809	83,101
JM AB	2,626	57,005
Nobia AB *	6,695	52,119

		217,027

Diversified Financials 0.2%
D. Carnegie & Co. AB (a),(b)*	851	—
Investment AB Oresund	1,914	32,092
Kinnevik Investment AB, B Shares	6,047	124,835

		156,927

Energy 0.1%
Lundin Petroleum AB *	7,078	67,036
PA Resources AB *	22,000	17,614

		84,650

Food & Staples Retailing 0.1%
Axfood AB	1,642	57,606
Hakon Invest AB	1,605	29,480

		87,086

Food, Beverage & Tobacco 0.2%
AarhusKarlshamn AB	1,042	24,547
Swedish Match AB	3,963	110,864

		135,411

Health Care Equipment & Services 0.1%
Getinge AB, B Shares	5,009	106,060

Materials 0.1%
Billerud	4,675	37,625
Hoganas AB, B Shares	1,387	48,836

		86,461

Media 0.1%
Eniro AB (c)*	17,913	11,616
Modern Times Group, B Shares	1,137	81,690

		93,306

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	5,808	47,762

Real Estate 0.6%
Castellum AB	7,008	91,820
Fabege AB	10,545	110,309
Hufvudstaden AB, A Shares	4,363	48,788
Kungsleden AB	10,268	81,385
Wallenstam AB, Class B	1,899	48,378

See financial notes 59

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Wihlborgs Fastigheter AB	1,474	41,461

		422,141

Retailing 0.0%
Clas Ohlson AB, B Shares	1,938	33,262

		2,008,572

Switzerland 3.8%

Automobiles & Components 0.1%
Rieter Holding AG - Reg’d *	282	81,647

Banks 0.3%
Banque Cantonale Vaudoise - Reg’d *	93	45,205
Basler Kantonalbank	649	93,784
St. Galler Kantonalbank AG - Reg’d	69	32,473
Valiant Holding AG - Reg’d	275	42,973

		214,435

Capital Goods 0.9%
Bobst Group AG - Reg’d *	881	39,392
Bucher Industries AG - Reg’d	456	70,031
Daetwyler Holding AG - BR	487	36,138
Georg Fischer AG - Reg’d *	290	124,270
Kaba Holding AG - Reg’d, Series B	125	41,919
OC Oerlikon Corp. AG - Reg’d *	37,342	195,255
Sulzer AG - Reg’d	1,067	129,915

		636,920

Consumer Durables & Apparel 0.2%
AFG Arbonia-Forster Holding AG - Reg’d *	1,599	38,223
Forbo Holding AG - Reg’d	135	72,712

		110,935

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d, Series B	174	74,618

Diversified Financials 0.2%
Bank Sarasin & Cie AG - Reg’d, Series B	1,193	43,644
Compagnie Financiere Tradition S.A. - BR	217	23,816
EFG International AG	1,584	19,495
Partners Group Holding AG	232	42,443
Vontobel Holding AG - Reg’d	1,531	52,848

		182,246

Food, Beverage & Tobacco 0.4%
Aryzta AG	2,649	117,390
Barry Callebaut AG - Reg’d *	65	52,398
Emmi AG - Reg’d	139	23,142
Lindt & Spruengli AG	14	38,066
Lindt & Spruengli AG - Reg’d	2	57,333

		288,329

Health Care Equipment & Services 0.2%
Galenica AG - Reg’d	115	55,578
Nobel Biocare Holding AG - Reg’d	2,525	41,746
Sonova Holding AG - Reg’d	550	63,702
Straumann Holding AG - Reg’d	90	18,841

		179,867

Materials 0.3%
Ems-Chemie Holding AG - Reg’d	515	80,072
Schmolz & Bickenbach AG - Reg’d (c)*	2,454	45,497
Sika AG - Bearer Shares	36	71,385

		196,954

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Actelion Ltd. - Reg’d *	627	31,324
BB Biotech AG - Reg’d	366	22,707
Lonza Group AG - Reg’d	1,454	127,287

		181,318

Real Estate 0.2%
Allreal Holding AG - Reg’d	256	35,302
PSP Swiss Property AG - Reg’d *	1,082	83,156
Swiss Prime Site AG - Reg’d *	531	38,118

		156,576

Retailing 0.2%
Charles Voegele Holding AG - BR *	814	43,052
Dufry Group - Reg’d *	535	62,254
Valora Holding AG - Reg’d	220	58,107

		163,413

Technology Hardware & Equipment 0.2%
Kudelski S.A. - BR	1,055	26,984
Logitech International S.A. - Reg’d *	5,078	96,271

		123,255

Transportation 0.3%
Flughafen Zuerich AG - Reg’d	95	35,024
Panalpina Welttransport Holding AG - Reg’d *	1,262	157,641

		192,665

		2,783,178

United Kingdom 13.5%

Banks 0.1%
Paragon Group Cos. plc	23,808	57,952

Capital Goods 3.0%
Ashtead Group plc	64,158	129,154
Bodycote plc	24,091	102,082
BSS Group plc	10,123	71,820
Carillion plc	27,488	151,647
Charter International plc	6,559	77,658
Chemring Group plc	788	37,854
Cobham plc	29,272	108,630
Cookson Group plc *	13,950	115,166
Fenner plc	11,506	48,159
Galliford Try plc	10,169	49,693
IMI plc	13,965	176,596
Interserve plc	18,919	60,860
Invensys plc	18,926	87,431
Keller Group plc	5,426	54,992
Kier Group plc	3,965	84,138
Meggitt plc	25,321	133,859
Melrose plc	17,378	78,406
Morgan Crucible Co. plc	15,003	54,997
Morgan Sindall plc	5,597	60,439
Qinetiq Group plc	39,135	67,338
Rotork plc	1,749	46,899
SIG plc *	55,768	101,337
Speedy Hire plc	67,419	26,692
Spirax-Sarco Engineering plc	2,230	64,586

60 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
The Weir Group plc	6,659	166,200
Ultra Electronics Holdings plc	1,655	49,322

		2,205,955

Commercial & Professional Supplies 1.2%
Aggreko plc	4,755	119,985
Babcock International Group plc	10,633	98,816
De La Rue plc	8,716	89,074
Homeserve plc	7,205	52,328
Intertek Group plc	2,814	83,638
Michael Page International plc	8,563	64,630
Mitie Group plc	14,897	48,494
Regus plc	23,460	32,489
Serco Group plc	11,952	117,581
Shanks Group plc	18,066	32,179
The Davis Service Group plc	15,126	100,732
WS Atkins plc	5,526	66,722

		906,668

Consumer Durables & Apparel 0.6%
Bellway plc	10,210	87,329
Bovis Homes Group plc *	12,028	67,045
Burberry Group plc	9,626	157,193
Redrow plc *	24,165	42,758
The Berkeley Group Holdings plc *	5,462	73,664

		427,989

Consumer Services 0.8%
Greene King plc	14,062	94,243
J.D. Wetherspoon plc	7,154	47,026
Marston’s plc	70,399	113,516
Millennium & Copthorne Hotels plc	9,008	78,663
PartyGaming plc *	7,953	32,076
Rank Group plc	73,839	151,072
Restaurant Group plc	9,559	43,232

		559,828

Diversified Financials 1.2%
Aberdeen Asset Management plc	41,107	117,081
Ashmore Group plc	8,661	53,157
Cattles plc (a),(b)*	247,655	3,968
Close Brothers Group plc	10,347	127,899
F&C Asset Management plc	78,769	84,633
Hargreaves Lansdown plc	5,919	44,455
Henderson Group plc	40,228	84,667
IG Group Holdings plc	7,806	66,041
Intermediate Capital Group plc	22,590	116,794
Provident Financial plc	8,434	105,379
Tullett Prebon plc	11,263	71,632

		875,706

Energy 0.7%
Acergy S.A.	2,800	56,707
Cairn Energy plc *	9,853	60,896
Enquest plc *	9,350	19,330
Hunting plc	5,918	61,087
John Wood Group plc	12,354	86,202
Petrofac Ltd.	3,130	73,347
Premier Oil plc *	2,435	65,588
Tullow Oil plc	5,465	103,797

		526,954

Food, Beverage & Tobacco 0.4%
Britvic plc	9,687	74,874
Dairy Crest Group plc	13,500	80,290
Greggs plc	6,562	48,136
Northern Foods plc	62,795	47,543
Premier Foods plc *	201,807	56,994
Robert Wiseman Dairies plc	4,274	22,353

		330,190

Health Care Equipment & Services 0.0%
SSL International plc	564	10,474

Household & Personal Products 0.1%
McBride plc	8,393	24,042
PZ Cussons plc	8,191	52,903

		76,945

Insurance 0.8%
Admiral Group plc	4,153	108,374
Beazley plc	32,836	63,478
Catlin Group Ltd.	16,430	91,740
Chaucer Holdings plc	39,164	31,973
Chesnara plc	6,903	24,003
Hiscox Ltd.	16,222	92,076
Jardine Lloyd Thompson Group plc	6,154	58,337
Lancashire Holdings Ltd.	6,703	60,942
St. James’s Place plc	6,228	27,619

		558,542

Materials 0.8%
Aquarius Platinum Ltd.	10,679	61,773
Croda International plc	3,571	82,277
DS Smith plc	55,225	148,973
Ferrexpo plc	7,381	38,349
Filtrona plc	10,203	40,741
Fresnillo plc	1,486	29,755
Marshalls plc	26,353	45,499
Petropavlovsk plc	3,139	48,651
Randgold Resources Ltd.	604	56,610
Yule Catto & Co. plc	7,262	30,022

		582,650

Media 0.7%
Aegis Group plc	55,317	111,496
Daily Mail & General Trust	10,611	91,441
Euromoney Institutional Investor plc	2,538	26,328
Informa plc	21,820	152,565
Johnston Press plc *	139,897	28,572
Trinity Mirror plc *	47,712	81,296

		491,698

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	3,782	88,753

Real Estate 0.3%
Derwent London plc	2,469	60,157
Great Portland Estates plc	9,214	51,025
Mapeley Ltd. (a),(b)*	2,199	—
Savills plc	8,248	43,474
Shaftesbury plc	7,777	55,583
St. Modwen Properties plc	10,974	28,450

		238,689

Retailing 0.8%
Carpetright plc	2,647	29,966
Debenhams plc *	103,479	126,650
Galiform plc *	24,695	30,742
Game Group plc	38,013	42,957
Halfords Group plc	8,107	55,018

See financial notes 61

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Headlam Group plc	9,693	49,701
HMV Group plc	72,792	52,650
JJB Sports plc *	116,104	17,934
Mothercare plc	2,925	24,639
N Brown Group plc	10,610	51,097
Smiths News plc	14,478	26,815
Sports Direct International *	18,312	41,075
WH Smith plc	7,745	60,081

		609,325

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	15,180	88,624
CSR plc *	6,310	32,210

		120,834

Software & Services 0.3%
Autonomy Corp. plc *	2,581	60,431
Computacenter plc	13,403	78,547
Misys plc *	15,467	69,639

		208,617

Technology Hardware & Equipment 0.6%
Electrocomponents plc	33,978	132,928
Halma plc	11,853	62,053
Laird plc	33,863	80,848
Premier Farnell plc	18,185	79,218
Spectris plc	4,752	85,895

		440,942

Telecommunication Services 0.1%
Inmarsat plc	7,264	75,847

Transportation 0.6%
Air Berlin plc (c)*	6,922	32,756
BBA Aviation plc	33,466	107,972
Forth Ports plc	2,365	49,977
Go-Ahead Group plc	3,728	81,453
Stagecoach Group plc	32,249	108,018
Wincanton plc	18,439	70,244

		450,420

Utilities 0.1%
Northumbrian Water Group plc	17,066	96,810

		9,941,788

Total Common Stock
(Cost $64,704,961)		72,923,354

Preferred Stock 0.5% of net assets

Germany 0.5%

Capital Goods 0.2%
Jungheinrich AG	3,498	132,422

Consumer Durables & Apparel 0.1%
Hugo Boss AG	1,290	85,233

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGAA	985	82,512

Materials 0.0%
Fuchs Petrolub AG	175	23,492

Transportation 0.1%
Sixt AG	1,038	30,114

		353,773

Republic of Korea 0.0%

Diversified Financials 0.0%
Daishin Securities Co., Ltd.	2,090	19,251

Total Preferred Stock
(Cost $186,195)		373,024

Rights 0.0% of net assets

Belgium 0.0%

Health Care Equipment & Services 0.0%
Agfa Gevaert N.V. (c)*	12,981	4,354

Total Rights
(Cost $—)		4,354

Warrants 0.0% of net assets

France 0.0%

Energy 0.0%
Maurel et Prom *	4,079	1,096

Hong Kong 0.0%

Capital Goods 0.0%
HKC Holdings Ltd. *	20,690	261

Energy 0.0%
Hong Kong Energy Holdings Ltd. *	1,317	32

		293

Italy 0.0%

Software & Services 0.0%
Tiscali S.p.A. *	33,436	116

Total Warrants
(Cost $662)		1,505

Other Investment Company 0.1% of net assets

United States 0.1%
iShares MSCI EAFE Small Cap Index Fund	2,300	92,263

Total Other Investment Company
(Cost $83,368)		92,263

62 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
HSBC Bank USA
0.03%, 11/01/10	70,033	70,033

Total Short-Term Investment
(Cost $70,033)		70,033

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	526,521	526,521

Total Collateral Invested for Securities on Loan
(Cost $526,521)		526,521

End of collateral invested for securities on loan.

At 10/31/10, the tax basis cost of the fund’s investments was $66,508,390 and the unrealized appreciation and depreciation were $10,708,667 and ($3,752,524), respectively, with a net unrealized appreciation of $6,956,143.

At 10/31/10, the values of certain foreign securities held by the fund aggregating $64,288,986 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $111,212 or 0.2% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust

See financial notes 63

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings as of October 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

89.9%		Common Stock	224,797,906	264,442,270
9.9%		Preferred Stock	24,558,267	29,080,959
0.2%		Other Investment Company	682,545	691,950
0.1%		Short-Term Investment	379,268	379,268

100.1%		Total Investments	250,417,986	294,594,447
0.8%		Collateral Invested for Securities on Loan	2,267,550	2,267,550
(0	.9)%	Other Assets and Liabilities, Net		(2,526,510)

100.0%		Total Net Assets		294,335,487

	Number	Value
Security	of Shares	($)

Common Stock 89.9% of net assets

Brazil 4.6%

Banks 1.2%
Banco do Brasil S.A.	49,100	955,838
Banco Santander Brasil S.A.	177,100	2,512,293

		3,468,131

Capital Goods 0.2%
Empresa Brasileira de Aeronautica S.A.	98,900	704,393

Diversified Financials 0.2%
BM&F BOVESPA S.A.	66,600	558,166

Energy 1.0%
Petroleo Brasileiro S.A. - Petrobras	175,900	2,953,564

Food, Beverage & Tobacco 0.2%
Companhia de Bebidas das Americas	1,500	170,467
JBS S.A.	19,200	73,850
Souza Cruz S.A.	3,700	190,212

		434,529

Materials 1.0%
Companhia Siderurgica Nacional S.A.	41,200	684,526
Fibria Celulose S.A. *	5,042	90,325
Gerdau S.A.	9,500	94,425
Usinas Siderurgicas de Minas Gerais S.A.	14,200	207,116
Vale S.A.	60,200	1,897,736

		2,974,128

Telecommunication Services 0.1%
Tele Norte Leste Participacoes S.A.	11,800	236,999
Tim Participacoes S.A. *	36,700	151,091

		388,090

Utilities 0.7%
Centrais Eletricas Brasileiras S.A.	62,700	862,895
Companhia de Saneamento Basico do Estado de Sao Paulo	9,200	206,422
Companhia Energetica de Minas Gerais	13,425	177,653
CPFL Energia S.A.	6,800	159,532
EDP - Energias do Brasil S.A.	5,500	120,655
Light S.A.	7,100	89,444
Tractebel Energia S.A.	21,100	321,408

		1,938,009

		13,419,010

Chile 0.9%

Banks 0.1%
Banco de Chile	1,518,125	217,873
Banco Santander Chile S.A.	1,799,696	160,230

		378,103

Capital Goods 0.1%
Empresas Copec S.A.	20,029	377,936

Food & Staples Retailing 0.1%
Cencosud S.A.	51,751	404,042

Retailing 0.1%
S.A.C.I. Falabella S.A.	38,497	385,639

Telecommunication Services 0.1%
Empresa Nacional de Telecomunicaciones S.A.	7,053	112,179

Utilities 0.4%
Empresa Nacional de Electricidad S.A.	203,223	357,712
Enersis S.A.	1,443,818	659,673

		1,017,385

		2,675,284

China 30.3%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	128,000	278,413

Banks 8.9%
Bank of China Ltd., Class H	14,017,000	8,419,054
Bank of Communications Co., Ltd., Class H	776,000	850,206
China CITIC Bank Corp. Ltd., Class H	1,392,000	1,014,934
China Construction Bank Corp., Class H	3,926,000	3,753,268
China Merchants Bank Co., Ltd., Class H	556,850	1,586,719
China Minsheng Banking Corp., Ltd., Class H	927,200	863,183

64 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Industrial & Commercial Bank of China Ltd., Class H	11,993,000	9,689,064

		26,176,428

Capital Goods 1.6%
Beijing Enterprises Holdings Ltd.	23,000	157,602
China Communications Construction Co., Ltd., Class H	306,000	293,445
China International Marine Containers (Group) Co., Ltd., Class B	270,705	548,670
China Railway Construction Corp., Ltd., Class H	740,000	926,535
China Railway Group Ltd., Class H	1,787,000	1,443,283
China South Locomotive & Rolling Stock Corp., Ltd., Class H	400,000	407,217
Metallurgical Corp. of China Ltd., Class H *	829,000	402,099
Shanghai Electric Group Co., Ltd., Class H	932,000	625,590

		4,804,441

Energy 14.2%
China Coal Energy Co., Class H	514,000	893,707
China Oilfield Services Ltd., Class H	196,000	319,064
China Petroleum & Chemical Corp., Class H	11,940,000	11,360,470
China Shenhua Energy Co., Ltd., Class H	840,000	3,749,976
PetroChina Co., Ltd., Class H	20,031,000	24,656,846
Yanzhou Coal Mining Co., Ltd., Class H	266,000	769,609

		41,749,672

Insurance 1.7%
China Life Insurance Co., Ltd., Class H	660,000	2,901,548
China Pacific Insurance Group Co., Ltd., Class H	80,200	333,624
PICC Property & Casualty Co., Ltd., Class H *	150,000	221,473
Ping An Insurance (Group) Co., of China Ltd., Class H	134,000	1,448,767

		4,905,412

Materials 1.5%
Aluminum Corp. of China Ltd., Class H (a)*	1,173,000	1,113,770
Angang Steel Co., Ltd., Class H (a)	542,000	855,742
Anhui Conch Cement Co., Ltd., Class H	116,000	488,246
Jiangxi Copper Co., Ltd., Class H	203,000	568,192
Maanshan Iron & Steel Co., Ltd., Class H (a)	901,000	517,964
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,038,000	467,045
Zijin Mining Group Co., Ltd., Class H	432,000	408,377

		4,419,336

Real Estate 0.0%
Guangzhou R&F Properties Co., Ltd., Class H (a)	79,200	113,417

Technology Hardware & Equipment 0.1%
ZTE Corp., Class H	67,200	250,874

Telecommunication Services 0.4%
China Telecom Corp., Ltd., Class H	1,964,000	1,025,671

Transportation 1.2%
Air China Ltd., Class H *	374,000	504,363
China COSCO Holdings Co., Ltd., Class H *	907,000	1,062,908
China Shipping Container Lines Co., Ltd., Class H *	1,363,000	556,567
China Shipping Development Co., Ltd., Class H	243,000	355,226
China Southern Airlines Co., Ltd., Class H (a)*	951,500	648,147
Jiangsu Expressway Co., Ltd., Class H	336,000	407,125
Zhejiang Expressway Co., Ltd., Class H	126,000	127,357

		3,661,693

Utilities 0.6%
Datang International Power Generation Co., Ltd., Class H	1,474,000	594,678
Huadian Power International Corp., Ltd., Class H (a)	1,380,000	316,948
Huaneng Power International, Inc., Class H	1,687,000	965,057

		1,876,683

		89,262,040

Colombia 0.3%

Banks 0.1%
Bancolombia S.A.	9,445	151,999

Diversified Financials 0.1%
Grupo de Inversiones Suramericana	10,948	244,043

Energy 0.1%
Ecopetrol S.A.	163,393	391,759

		787,801

Czech Republic 0.5%

Banks 0.1%
Komercni Banka A/S	1,011	229,504

Materials 0.1%
Unipetrol A/S *	18,110	204,623

Telecommunication Services 0.1%
Telefonica 02 Czech Republic A/S	19,004	417,714

Utilities 0.2%
CEZ A/S	15,475	684,331

		1,536,172

Egypt 0.2%

Capital Goods 0.1%
Orascom Construction Industries GDR	5,497	255,195

Telecommunication Services 0.1%
Orascom Telecom Holding S.A.E. GDR - Reg’d *	56,919	220,853

		476,048

See financial notes 65

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Hong Kong 2.9%

Capital Goods 0.2%
Citic Pacific Ltd.	112,000	299,462
Shanghai Industrial Holdings Ltd.	38,000	175,458

		474,920

Energy 0.7%
CNOOC Ltd.	927,000	1,935,315

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	82,000	347,600

Food, Beverage & Tobacco 0.0%
China Foods Ltd.	94,000	78,130

Real Estate 0.3%
China Overseas Land & Investment Ltd.	110,000	231,876
China Vanke Co., Ltd., Class B	399,433	573,413

		805,289

Telecommunication Services 1.5%
China Mobile Ltd.	334,500	3,416,019
China Unicom Ltd.	820,056	1,153,329

		4,569,348

Transportation 0.1%
China Merchants Holdings International Co., Ltd.	48,000	168,795

Utilities 0.0%
China Resources Power Holdings Co., Ltd.	75,000	144,600

		8,523,997

Hungary 0.7%

Banks 0.3%
OTP Bank Nyrt. *	31,523	936,168

Energy 0.3%
MOL Hungarian Oil & Gas Nyrt. *	8,974	953,534

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	77,246	222,750

		2,112,452

India 5.4%

Automobiles & Components 0.1%
Mahindra & Mahindra Ltd.	11,917	195,495

Banks 1.3%
Axis Bank Ltd.	30,211	1,002,275
Bank of Baroda	4,243	97,414
Bank of India	19,889	218,092
Canara Bank Ltd.	11,030	179,590
HDFC Bank Ltd.	4,689	239,926
Housing Development Finance Corp., Ltd.	29,541	457,153
ICICI Bank Ltd.	30,437	802,135
Punjab National Bank Ltd.	4,782	139,113
State Bank of India	9,821	700,230

		3,835,928

Capital Goods 0.3%
Bharat Heavy Electricals Ltd.	2,407	132,702
Larsen & Toubro Ltd.	10,389	473,059
Tata Motors Ltd.	11,852	311,666

		917,427

Diversified Financials 0.1%
Infrastructure Development Finance Co., Ltd.	102,244	462,589

Energy 1.3%
Bharat Petroleum Corp., Ltd.	22,540	369,811
Hindustan Petroleum Corp., Ltd.	50,936	560,184
Indian Oil Corp., Ltd.	19,115	177,631
Mangalore Refinery & Petrochemicals Ltd.	92,840	170,244
Oil & Natural Gas Corp., Ltd.	24,855	729,780
Oil India Ltd.	2,485	81,195
Reliance Industries Ltd.	65,905	1,628,947

		3,717,792

Food, Beverage & Tobacco 0.4%
Balrampur Chini Mills Ltd.	197,120	376,816
ITC Ltd.	206,993	793,512

		1,170,328

Household & Personal Products 0.1%
Hindustan Unilever Ltd.	24,331	161,902

Materials 0.9%
Grasim Industries Ltd.	4,334	218,670
Hindalco Industries Ltd.	111,395	533,127
Hindustan Zinc Ltd.	6,415	178,762
National Aluminium Co., Ltd.	6,957	62,889
Steel Authority of India Ltd.	31,080	135,656
Sterlite Industries (India) Ltd.	66,870	256,014
Tata Steel Ltd.	75,363	999,032
Ultra Tech Cement Ltd.	7,643	188,882
Welspun Gujarat Stahl Rohren Ltd.	22,805	128,631

		2,701,663

Real Estate 0.0%
DLF Ltd.	16,133	127,439

Software & Services 0.4%
Infosys Technologies Ltd.	12,211	817,589
Tata Consultancy Services	5,427	128,555
Wipro Ltd.	13,363	126,226

		1,072,370

Telecommunication Services 0.3%
Bharti Airtel Ltd.	50,134	369,332
Idea Cellular Ltd. *	91,233	138,637
Reliance Communications Ltd.	71,711	291,333

		799,302

Utilities 0.2%
Gail India Ltd.	19,748	218,211
National Hydroelectric Power Corp., Ltd.	92,303	64,951
NTPC Ltd.	76,993	338,110
Power Grid Corp. of India Ltd.	64,322	145,543

		766,815

		15,929,050

66 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Indonesia 1.3%

Automobiles & Components 0.3%
PT Astra International Tbk	135,000	864,352

Banks 0.5%
PT Bank Central Asia Tbk	468,000	367,688
PT Bank Danamon Indonesia Tbk	246,500	185,388
PT Bank Mandiri	248,000	194,956
PT Bank Negara Indonesia (Persero) Tbk	485,500	212,277
PT Bank Rakyat Indonesia	362,000	463,459

		1,423,768

Energy 0.1%
PT Bumi Resources Tbk	1,167,500	292,333

Food, Beverage & Tobacco 0.1%
PT Gudang Garam Tbk	35,000	187,254

Household & Personal Products 0.0%
PT Unilever Indonesia Tbk	37,000	72,468

Telecommunication Services 0.3%
PT Indosat Tbk	216,000	145,358
PT Telekomunikasi Indonesia Tbk	696,000	706,566

		851,924

		3,692,099

Malaysia 2.6%

Banks 1.2%
CIMB Group Holdings Berhad	386,800	1,032,947
Malayan Banking Berhad	476,100	1,379,605
Public Bank Berhad	264,000	1,082,642

		3,495,194

Capital Goods 0.3%
Sime Darby Berhad	253,500	720,656

Consumer Services 0.3%
Genting Berhad	200,500	674,038
Resorts World Berhad	218,600	246,470

		920,508

Food, Beverage & Tobacco 0.2%
British American Tobacco Malaysia Berhad	10,500	157,085
IOI Corp. Berhad	186,200	348,762
Ppb Group Berhad	29,800	183,967

		689,814

Telecommunication Services 0.3%
Axiata Group Berhad *	275,500	398,432
Digi.com Berhad	30,400	247,577
Telekom Malaysia Berhad	314,700	344,543

		990,552

Transportation 0.1%
PLUS Expressways Berhad	107,900	152,757

Utilities 0.2%
Petronas Gas Berhad	34,300	124,068
Tenaga Nasional Berhad	117,900	334,035
YTL Power International Berhad	208,607	157,014

		615,117

		7,584,598

Mexico 6.3%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	100,000	427,842
Grupo Financiero Inbursa S.A.B. de C.V., Class O	27,600	119,359

		547,201

Capital Goods 0.2%
Alfa S.A.B., Class A	32,300	269,481
Grupo Carso S.A.B de C.V., Series A1	55,400	319,263

		588,744

Food & Staples Retailing 0.2%
Organizacion Soriana S.A.B de C.V., Series B	31,400	95,640
Wal-Mart de Mexico S.A.B. de C.V., Series V	206,200	564,428

		660,068

Food, Beverage & Tobacco 1.0%
Coca-Cola Femsa S.A.B. de C.V. (Femsa), Series L	79,800	636,564
Fomento Economico Mexicano S.A.B. de C.V.	224,300	1,233,396
Grupo Bimbo S.A.B. de C.V., Series A	15,700	121,285
Grupo Modelo S.A. de C.V., Series C	176,400	988,571

		2,979,816

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	41,000	257,163

Materials 1.4%
Cemex S.A.B. de C.V. *	2,541,928	2,233,554
Grupo Mexico S.A.B. de C.V., Series B	467,274	1,539,037
Industrias Penoles S.A. de C.V.	6,400	181,385

		3,953,976

Media 0.3%
Grupo Televisa S.A., Series CPO	186,500	837,045

Retailing 0.0%
Grupo Elektra, S.A. de C.V.	2,350	86,231

Telecommunication Services 2.9%
America Movil S.A.B. de C.V., Series L	2,269,800	6,505,363
Carso Global Telecom S.A.B. de C.V., Class A1 *	79,300	411,014
Telefonos de Mexico S.A.B. de C.V.	2,198,500	1,703,891

		8,620,268

		18,530,512

Philippines 0.2%

Banks 0.0%
Bank of the Philippine Islands	120,200	163,992

Telecommunication Services 0.1%
Globe Telecom, Inc.	5,160	107,984

See financial notes 67

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Philippine Long Distance Telephone Co.	2,780	172,845

		280,829

Utilities 0.1%
First Gen Corp. *	782,000	247,639

		692,460

Poland 1.6%

Banks 0.4%
Bank Handlowy w Warszawie S.A.	3,638	114,851
Bank Pekao S.A.	6,458	421,527
Bank Zachodni WBK S.A.	1,225	90,545
Powszechna Kasa Oszczednosci Bank Polski S.A.	38,399	605,820

		1,232,743

Energy 0.5%
Polski Koncern Naftowy Orlen S.A. *	94,525	1,332,809
Polskie Gornictwo Naftowe I Gazownictwo S.A.	151,601	196,804

		1,529,613

Materials 0.4%
KGHM Polska Miedz S.A.	24,484	1,099,568

Telecommunication Services 0.3%
Telekomunikacja Polska S.A.	132,968	846,695

Utilities 0.0%
Polska Grupa Energetyczna S.A.	15,964	122,457

		4,831,076

Russia 8.6%

Banks 0.7%
Sberbank GDR - Reg’d	4,640	1,742,425
VTB Bank OJSC GDR - Reg’d	53,105	351,055

		2,093,480

Energy 6.9%
Gazprom ADR	332,719	7,284,894
Gazprom Neft ADR	25,694	499,107
LUKOIL ADR	102,803	5,732,799
Rosneft Oil Co. GDR *	149,480	1,040,101
Surgutneftegaz ADR	483,303	4,732,623
Tatneft ADR	34,342	1,081,364

		20,370,888

Materials 0.7%
Magnitogorsk Iron & Steel Works GDR - Reg’d *	9,926	123,858
Mining & Metallurgical Co., Norilsk Nickel ADR	56,217	1,046,215
Novolipetsk Steel OJSC GDR - Reg’d	14,295	487,982
Severstal GDR - Reg’d *	33,255	447,710

		2,105,765

Telecommunication Services 0.3%
Mobile TeleSystems ADR	32,054	693,969
Sistema JSFC - Reg’d GDR	4,887	125,842

		819,811

		25,389,944

South Africa 7.6%

Banks 1.1%
ABSA Group Ltd.	33,630	651,507
Nedbank Group Ltd.	25,609	478,246
Standard Bank Group Ltd.	137,902	2,029,335

		3,159,088

Capital Goods 0.5%
Barloworld Ltd.	86,786	651,564
Bidvest Group Ltd.	38,436	818,655

		1,470,219

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	190,251	596,952

Diversified Financials 1.0%
African Bank Investments Ltd.	84,079	430,937
FirstRand Ltd.	440,334	1,290,952
Investec Ltd.	38,228	314,397
Remgro Ltd.	46,564	721,475
RMB Holdings Ltd.	70,902	364,912

		3,122,673

Energy 0.8%
Sasol	50,436	2,271,250

Food & Staples Retailing 0.4%
Massmart Holdings Ltd.	23,180	472,016
Pick’n Pay Stores Ltd.	29,299	192,752
Shoprite Holdings Ltd.	31,247	441,845

		1,106,613

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	8,615	230,942

Insurance 0.3%
Sanlam Ltd.	264,080	988,754

Materials 1.7%
Anglo Platinum Ltd. *	7,707	761,437
AngloGold Ashanti Ltd.	10,006	469,285
ArcelorMittal South Africa Ltd.	18,208	208,910
Exxaro Resources Ltd.	8,985	169,044
Gold Fields Ltd.	53,682	842,818
Highveld Steel & Vanadium Corp., Ltd. *	21,212	268,186
Impala Platinum Holdings Ltd.	52,837	1,491,700
Kumba Iron Ore Ltd.	3,628	205,967
Mondi Ltd.	33,250	276,253
Sappi Ltd. *	88,494	438,098

		5,131,698

Media 0.2%
Naspers Ltd., Class N	11,578	607,293

Retailing 0.2%
Imperial Holdings Ltd.	32,907	537,870

Telecommunication Services 1.1%
MTN Group Ltd.	102,306	1,840,479
Telkom South Africa Ltd.	193,776	1,001,157
Vodacom Group (Pty) Ltd.	31,911	306,545

		3,148,181

		22,371,533

68 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Taiwan 12.3%

Banks 1.5%
Chang Hwa Commercial Bank	592,000	391,168
China Development Financial Holding Corp.	953,927	283,512
Chinatrust Financial Holding Co., Ltd.	1,188,760	742,128
First Financial Holding Co., Ltd.	754,575	497,667
Hua Nan Financial Holdings Co., Ltd.	630,335	415,531
Mega Financial Holding Co., Ltd.	1,175,000	814,624
SinoPac Financial Holdings Co., Ltd.	1,090,000	410,693
Taishin Financial Holding Co., Ltd. *	1,356,690	593,379
Taiwan Cooperative Bank	401,600	286,851

		4,435,553

Capital Goods 0.2%
Far Eastern New Century Corp.	390,335	561,411

Consumer Durables & Apparel 0.3%
Pou Chen Corp.	536,267	508,171
Tatung Co., Ltd. *	2,014,000	474,702

		982,873

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	438,333	536,247

Energy 0.2%
Formosa Petrochemical Corp.	184,030	500,213

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	426,533	554,315

Insurance 0.2%
Cathay Financial Holding Co., Ltd.	334,342	511,063
Shin Kong Financial Holding Co., Ltd. *	573,000	210,685

		721,748

Materials 2.6%
Asia Cement Corp.	145,330	149,709
China Steel Corp.	1,524,556	1,544,175
Formosa Chemicals & Fibre Corp.	438,420	1,253,765
Formosa Plastics Corp.	984,820	2,821,703
Nan Ya Plastics Corp.	672,160	1,493,162
Taiwan Cement Corp.	218,100	231,906

		7,494,420

Semiconductors & Semiconductor Equipment 2.3%
Advanced Semiconductor Engineering, Inc.	528,843	460,195
MediaTek, Inc.	37,138	467,208
Powerchip Semiconductor Corp. *	1,991,940	494,270
Siliconware Precision Industries Co.	407,270	447,935
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,102,689	4,325,885
United Microelectronics Corp.	1,242,965	596,231

		6,791,724

Technology Hardware & Equipment 3.7%
Acer, Inc.	246,496	717,823
Asustek Computer, Inc.	83,231	675,413
AU Optronics Corp. *	1,231,800	1,228,956
Chimei InnoLux Corp. *	430,357	577,496
Chunghwa Picture Tubes Ltd. *	980,486	148,027
Compal Electronics, Inc.	527,305	672,747
Delta Electronics, Inc.	135,025	557,820
Hon Hai Precision Industry Co., Ltd.	664,311	2,512,448
HTC Corp.	68,070	1,543,650
Inventec Co., Ltd.	708,207	372,434
Lite-On Technology Corp.	389,815	514,903
Pegatron Corp. *	232,264	314,398
Quanta Computer, Inc.	236,500	434,333
Wistron Corp.	230,602	474,438

		10,744,886

Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd.	637,133	1,490,336
Far EasTone Telecommunications Co., Ltd.	242,622	349,406
Taiwan Mobile Co., Ltd.	144,000	321,015

		2,160,757

Transportation 0.2%
Evergreen Marine Corp. *	274,000	228,354
Yang Ming Marine Transport *	481,699	366,558

		594,912

		36,079,059

Thailand 1.6%

Banks 0.4%
Bangkok Bank Public Co., Ltd. - Reg’d	82,800	427,638
Kasikornbank Public Co., Ltd.	78,900	332,247
Krung Thai Bank Public Co., Ltd.	364,400	205,415
Siam Commercial Bank Public Co., Ltd.	91,900	314,201

		1,279,501

Energy 0.8%
IRPC PCL	1,349,300	190,828
PTT Exploration & Production Public Co., Ltd. - Reg’d	82,300	469,423
PTT PCL	131,100	1,324,994
Thai Oil Public Co., Ltd.	154,400	272,955

		2,258,200

Materials 0.1%
PTT Chemical PCL	43,600	205,057
The Siam Cement Public Co., Ltd.	14,200	156,230

		361,287

Telecommunication Services 0.2%
Advanced Info Service Public Co. Ltd. NVDR	108,500	325,717
Total Access Communication Public Co. Ltd. NVDR	88,000	123,685

		449,402

Transportation 0.1%
Thai Airways International Public Co., Ltd. NVDR	141,600	220,704

		4,569,094

Turkey 2.0%

Automobiles & Components 0.1%
Ford Otomotiv Sanayi A/S	15,636	137,045

See financial notes 69

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Banks 0.9%
Akbank T.A.S.	121,747	754,690
Turkiye Garanti Bankasi A/S	78,614	474,551
Turkiye Halk Bankasi A/S	23,129	229,754
Turkiye Is Bankasi, Class C	136,284	603,443
Turkiye Vakiflar Bankasi T.A.O., Class D	84,949	269,656
Yapi ve Kredi Bankasi A/S *	51,765	195,249

		2,527,343

Capital Goods 0.4%
Dogan Sirketler Grubu Holdings A/S *	294,892	213,817
Enka Insaat ve Sanayi A/S	20,391	92,038
Koc Holding A/S	205,569	967,651

		1,273,506

Consumer Durables & Apparel 0.0%
Arcelik A/S	23,738	129,665

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	47,190	255,669

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	24,795	659,241

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S. (Erdemir) *	82,728	306,089

Telecommunication Services 0.1%
Turk Telekomunikasyon A/S	27,654	129,167
Turkcell Iletisim Hizmetleri A/S	31,617	226,254

		355,421

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi *	81,870	336,062

		5,980,041

Total Common Stock
(Cost $224,797,906)		264,442,270

Preferred Stock 9.9% of net assets

Brazil 9.8%

Banks 4.2%
Banco Bradesco S.A.	256,038	5,277,970
Itau Unibanco Holding S.A.	262,665	6,410,985
Itausa - Investimentos Itau S.A.	81,200	644,232

		12,333,187

Energy 1.5%
Petroleo Brasileiro S.A.	261,900	3,981,718
Ultrapar Participacoes S.A.	9,100	552,861

		4,534,579

Food & Staples Retailing 0.2%
Compania Brasileira de Distribuicao Grupo Pao de Acucar, Class A	12,600	493,537

Food, Beverage & Tobacco 0.3%
Companhia de Bebidas das Americas	6,620	920,757

Materials 1.9%
Bradespar S.A.	14,500	371,561
Braskem S.A., Class A *	53,800	551,827
Gerdau S.A.	52,500	679,292
Metalurgica Gerdau S.A.	80,200	1,235,334
Usinas Siderurgicas de Minas Gerais S.A., Class A	43,000	536,899
Vale S.A., Class A	78,000	2,190,496

		5,565,409

Telecommunication Services 0.8%
Brasil Telecom S.A. *	81,711	605,035
Tele Norte Leste Participacoes S.A.	52,700	807,408
Telecomunicacoes de Sao Paulo S.A.	6,600	157,246
Telemar Norte Leste S.A., Class A *	10,100	286,374
Tim Participacoes S.A.	27,100	88,777
Vivo Participacoes S.A.	9,350	269,452

		2,214,292

Utilities 0.9%
Companhia Energetica de Minas Gerais	83,108	1,463,420
Companhia Paranaense de Energia-Copel, Class B	24,600	578,432
Compania Energetica de Sao Paulo, Class B	21,000	334,088
Eletropaulo Metropolitana S.A., Class B	20,500	358,084

		2,734,024

		28,795,785

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	16,484	285,174

Total Preferred Stock
(Cost $24,558,267)		29,080,959

Other Investment Company 0.2% of net assets

United States 0.2%
iShares MSCI Emerging Markets Index Fund	15,000	691,950

Total Other Investment Company
(Cost $682,545)		691,950

70 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
HSBC Bank USA
0.03%, 11/01/10	379,268	379,268

Total Short-Term Investment
(Cost $379,268)		379,268

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.8% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	2,267,550	2,267,550

Total Collateral Invested for Securities on Loan
(Cost $2,267,550)		2,267,550

End of Collateral Invested for Securities on Loan

At 10/31/10, the tax basis cost of the fund’s investments was $255,459,918 and the unrealized appreciation and depreciation were $42,337,339 and ($3,202,810), respectively, with a net unrealized appreciation of $39,134,529.

At 10/31/10, the values of certain foreign securities held by the fund aggregating $222,892,417 were adjusted from their market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

See financial notes 71

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust
By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: 12/16/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: 12/16/2010

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: 12/16/2010